UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Core Dividend Tilt Index ETF
DIEM | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$20	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Emerging Market Core Dividend Tilt Index ETF returned 10.79%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR, the Linked Morningstar Emerging Markets Target Market Exposure Index-NR†, the Morningstar Emerging Markets Dividend Enhanced Select Index-NR and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††, which returned 6.88%, 6.88%, 11.07% and 11.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Taiwan Semiconductor Manufacturing and Alibaba Group Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, information technology and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Grupo Financiero Banorte and Bank Rakyat Indonesia Persero.
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 1	DIEM-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Emerging Market Core Dividend Tilt Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	10.79	8.80	4.71
Morningstar Emerging Markets Target Market Exposure Index-NR	6.88	8.58	6.56
Linked Morningstar Emerging Markets Target Market Exposure Index-NR†	6.88	7.94	6.12
Morningstar Emerging Markets Dividend Enhanced Select Index-NR	11.07	10.44	6.86
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††	11.32	9.39	5.29
†	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 2	DIEM-ATSR-0525

KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$13,518,453
Total Number of Portfolio Holdings*	583
Total Management Fee Paid (based on a unitary fee)	$25,576
Portfolio Turnover Rate	53.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the information technology sector.
Related disclosure regarding the risks of investing in the information technology sector, such as the sector’s historical volatility and the impact of competition and the rapid pace of product development on companies in the sector.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 3	DIEM-ATSR-0525

Franklin International Core Dividend Tilt Index ETF
DIVI | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Core Dividend Tilt Index ETF returned 5.24%. The Fund compares its performance to the Morningstar Developed Markets ex-North America Target Market Exposure Index-NR, the Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†, the Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††, which returned 4.71%, 4.71%, 5.06% and 5.13%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, utilities and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, SAP and Intesa Sanpaolo.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and Toyota Motor.
Franklin International Core Dividend Tilt Index ETF	PAGE 1	DIVI-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Core Dividend Tilt Index ETF
6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	5.24	12.92	8.50
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR	4.71	11.84	7.05
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR	5.06	12.07	6.44
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR	4.71	13.86	9.60
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR	5.13	13.06	8.80
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,269,148,012
Total Number of Portfolio Holdings*	439
Total Management Fee Paid (based on a unitary fee)	$854,715
Portfolio Turnover Rate	26.28%
*	Does not include derivatives, except purchased options, if any.
Franklin International Core Dividend Tilt Index ETF	PAGE 2	DIVI-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*,†	% of Total Investments
Financials	27.5%
Industrials	13.2%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.0%
Consumer Staples	6.8%
Materials	5.8%
Utilities	5.4%
Communication Services	5.0%
Energy	3.6%
Real Estate	2.9%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	61.5%
Asia	26.5%
Australia & New Zealand	10.8%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Core Dividend Tilt Index ETF	PAGE 3	DIVI-ATSR-0525

Franklin International Dividend Multiplier Index ETF
XIDV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin International Dividend Multiplier Index ETF for the period January 21, 2025, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Dividend Multiplier Index ETF[1]	$4	0.19%
1	Amounts are for the period January 21, 2025 through March 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 21, 2025, to March 31, 2025, Franklin International Dividend Multiplier Index ETF returned 9.57%. The Fund compares its performance to the VettaFi Developed World ex United States Index and the VettaFi New Frontier International Dividend Select Index, which returned 3.25% and 9.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, utilities and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included CaixaBank, BNP Paribas and Poste Italiane.

Top detractors from performance:
↓	The sectors that detracted from absolute performance were information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Fortescue, BE Semiconductor Industries and Porsche Automobil.
Franklin International Dividend Multiplier Index ETF	PAGE 1	XIDV-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Dividend Multiplier Index ETF
1/21/2025 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

Since Inception (1/21/2025)
Franklin International Dividend Multiplier Index ETF (NAV)	9.57
VettaFi Developed World ex United States Index	3.25
VettaFi New Frontier International Dividend Select Index	9.60
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Franklin International Dividend Multiplier Index ETF is not issued, sponsored, endorsed, sold or promoted by Vetali LLC or its affiliates (collectively, “VettaFi”). VettaFi’s only relationship to Franklin Templeton is the licensing of the Index which is determined, composed and calculated without regard to Franklin Templeton or Franklin International Dividend Multiplier Index ETF.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$5,557,249
Total Number of Portfolio Holdings*	93
Total Management Fee Paid (based on a unitary fee)	$1,991
Portfolio Turnover Rate	25.27%
*	Does not include derivatives, except purchased options, if any.
Franklin International Dividend Multiplier Index ETF	PAGE 2	XIDV-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*,†	% of Total Investments
Financials	31.8%
Consumer Discretionary	11.2%
Consumer Staples	10.5%
Utilities	9.4%
Energy	9.2%
Industrials	8.7%
Materials	7.0%
Communication Services	6.3%
Health Care	3.4%
Real Estate	2.4%
Information Technology	0.1%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	65.1%
Asia	18.2%
Australia & New Zealand	8.4%
North America	7.8%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Dividend Multiplier Index ETF	PAGE 3	XIDV-ATSR-0525

Franklin U.S. Core Dividend Tilt Index ETF
UDIV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$6	0.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Core Dividend Tilt Index ETF returned 10.64%. The Fund compares its performance to the Morningstar US Target Market Exposure Index, the Linked Morningstar US Target Market Exposure Index†, the Morningstar US Dividend Enhanced Select Index and the Linked Morningstar US Dividend Enhanced Select Index††, which returned 8.14%, 8.14%, 10.71% and 10.71%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, financials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Philip Morris International.

Top detractors from performance:
↓	There were no sectors that detracted from the Fund’s absolute performance.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck and Advanced Micro Devices.
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 1	UDIV-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Dividend Tilt Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	10.64	16.48	9.52
Morningstar US Target Market Exposure Index	8.14	18.49	13.71
Linked Morningstar US Target Market Exposure Index†	8.14	16.26	11.08
Morningstar US Dividend Enhanced Select Index	10.71	18.81	13.12
Linked Morningstar US Dividend Enhanced Select Index††	10.71	16.52	9.53
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. The Parent Index reflects no deduction for fees, expenses or taxes. The MSCI ACWI ex REITs Index-NR reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.
††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Underlying Index reflects no deduction for fees, expenses or taxes. The LibertyQ Global Dividend Index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$50,222,723
Total Number of Portfolio Holdings*	287
Total Management Fee Paid (based on a unitary fee)	$28,285
Portfolio Turnover Rate	17.55%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 2	UDIV-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 3	UDIV-ATSR-0525

Franklin U.S. Dividend Multiplier Index ETF
XUDV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Dividend Multiplier Index ETF for the period January 21, 2025, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Dividend Multiplier Index ETF[1]	$2	0.09%
1	Amounts are for the period January 21, 2025 through March 31, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 21, 2025, to March 31, 2025, Franklin U.S. Dividend Multiplier Index ETF returned -2.72%. The Fund compares its performance to the VettaFi U.S. Equity Large-Cap 500 Index and the VettaFi New Frontier U.S. Dividend Select Index, which returned -7.34% and -2.72%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were communication services, consumer staples and health care.
↑	Individual holdings that lifted the Fund’s absolute return included Altria, AT&T and Verizon Communications.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were financials, industrials and information technology.
↓	Individual holdings that hindered the Fund’s absolute return included MicroStrategy, United Parcel Service and Coinbase Global.
Franklin U.S. Dividend Multiplier Index ETF	PAGE 1	XUDV-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Dividend Multiplier Index ETF 1/21/2025 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

Since Inception (1/21/2025)
Franklin U.S. Dividend Multiplier Index ETF (NAV)	-2.72
VettaFi U.S. Equity Large-Cap 500 Index	-7.34
VettaFi New Frontier U.S. Dividend Select Index	-2.72
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Franklin U.S. Dividend Multiplier Index ETF is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi’s only relationship to Franklin Templeton is the licensing of the Index which is determined, composed and calculated without regard to Franklin Templeton or Franklin U.S. Dividend Multiplier Index ETF.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,235,295
Total Number of Portfolio Holdings*	107
Total Management Fee Paid (based on a unitary fee)	$213
Portfolio Turnover Rate	17.83%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Dividend Multiplier Index ETF	PAGE 2	XUDV-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Dividend Multiplier Index ETF	PAGE 3	XUDV-ATSR-0525

Franklin U.S. Large Cap Multifactor Index ETF
FLQL | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Large Cap Multifactor Index ETF	$16	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Large Cap Multifactor Index ETF returned 7.25%. The Fund compares its performance to the Russell 1000 Index and the LibertyQ U.S. Large Cap Equity Index, which returned 7.82% and 7.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, communication services and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Arista Networks.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, materials and industrials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck (not held at period-end) and Intel (not held at period-end).
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 1	FLQL-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Large Cap Multifactor Index ETF 4/26/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Large Cap Multifactor Index ETF (NAV)	7.25	17.45	12.56
Russell 3000 Index	7.22	18.18	12.58
Russell 1000 Index	7.82	18.47	13.03
LibertyQ U.S. Large Cap Equity Index	7.41	17.61	12.76
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,397,183,067
Total Number of Portfolio Holdings*	215
Total Management Fee Paid (based on a unitary fee)	$2,064,795
Portfolio Turnover Rate	53.07%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 2	FLQL-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 3	FLQL-ATSR-0525

Franklin U.S. Mid Cap Multifactor Index ETF
FLQM | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Mid Cap Multifactor Index ETF	$30	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Mid Cap Multifactor Index ETF returned 0.41%. The Fund compares its performance to the Russell Midcap Index and the LibertyQ U.S. Mid Cap Equity Index, which returned 2.59% and 0.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Texas Pacific Land, Fair Isaac and Garmin.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, consumer discretionary and industrials.
↓	Individual holdings that hindered the Fund’s absolute return included CDW, Ulta Beauty and Builders FirstSource (not held at period-end).
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 1	FLQM-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Mid Cap Multifactor Index ETF 4/26/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Mid Cap Multifactor Index ETF (NAV)	0.41	17.74	11.12
Russell 3000 Index	7.22	18.18	12.58
Russell Midcap Index	2.59	16.28	9.44
LibertyQ U.S. Mid Cap Equity Index	0.69	18.08	11.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,466,652,837
Total Number of Portfolio Holdings*	205
Total Management Fee Paid (based on a unitary fee)	$3,072,026
Portfolio Turnover Rate	19.00%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 2	FLQM-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 3	FLQM-ATSR-0525

Franklin U.S. Small Cap Multifactor Index ETF
FLQS | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Small Cap Multifactor Index ETF	$35	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Small Cap Multifactor Index ETF returned -1.52%. The Fund compares its performance to the Russell 2000 Index and the LibertyQ U.S. Small Cap Equity Index, which returned -4.01% and -1.17%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and financials.
↑	Individual holdings that lifted the Fund’s absolute return included Corcept Therapeutics, Sprouts Farmers Market and Commvault Systems.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, industrials and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Atkore, Bloomin’ Brands and PBF Energy.
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 1	FLQS-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Small Cap Multifactor Index ETF 4/26/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Small Cap Multifactor Index ETF (NAV)	-1.52	15.51	7.13
Russell 3000 Index	7.22	18.18	12.58
Russell 2000 Index	-4.01	13.27	5.92
LibertyQ U.S. Small Cap Equity Index	-1.17	15.89	7.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$43,303,205
Total Number of Portfolio Holdings*	492
Total Management Fee Paid (based on a unitary fee)	$144,261
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 2	FLQS-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 3	FLQS-ATSR-0525

Franklin Disruptive Commerce ETF
BUYZ | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Disruptive Commerce ETF	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Disruptive Commerce ETF Fund returned 6.17%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The consumer discretionary sector led with strong absolute gains for DoorDash and Booking Holdings in the hotels, restaurants, and leisure industry, along with e-commerce stocks MercadoLibre and Amazon.com. Lesser contributors were in the broadline retail industry.

↑
The consumer staples sector contributed to absolute performance with overall gains driven foremost by the advance in Costco Wholesale. An even larger one-year gain in the communication services sector was fueled in part by the rallies in Netflix and Roblox (entertainment industry).

↑
The information technology (IT) sector contributed to absolute performance as Shopify’s contribution led to overall gains in IT services as the Fund continued to build up smaller new positions in this industry.

Top detractors from performance:
↓
E-commerce and fintech companies detracted from absolute performance towards the end of the period as they struggled to gain traction during a volatile time for consumer- and finance-focused stocks as new tariffs and trade uncertainties introduced business headwinds which tempered investor enthusiasm. The Fund’s fintech holdings also began to show sensitivity to changing interest-rate expectations and increased competitive pressures.

↓
IT, industrials, materials and real estate sector holdings detracted from absolute performance as they gave up most or all of their earlier gains in the latter half of the period as market sentiment deteriorated.

↓
The ground transportation industry detracted from absolute performance as Uber Technologies and all other related holdings declined. Widespread losses also impacted nearly all software industry stocks including standout detractors Manhattan Associates and HubSpot (purchased during the period).

Franklin Disruptive Commerce ETF	PAGE 1	BUYZ-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Disruptive Commerce ETF 2/25/2020 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Disruptive Commerce ETF (NAV)	6.17	10.13	6.55
Russell 3000 Index	7.22	18.18	13.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$10,277,639
Total Number of Portfolio Holdings*	71
Total Management Fee Paid (based on a unitary fee)	$58,513
Portfolio Turnover Rate	38.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Disruptive Commerce ETF	PAGE 2	BUYZ-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Disruptive Commerce ETF	PAGE 3	BUYZ-ATSR-0525

Franklin Dynamic Municipal Bond ETF
FLMI | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Dynamic Municipal Bond ETF	$31	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Dynamic Municipal Bond ETF returned 3.97%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the industrial development sector
↑	Security selection in special tax securities
↑	Security selection in health care-related bonds

Top detractors from performance:
↓	Overweight exposure to duration particularly in the 10 to 20 year portion of the muni yield curve
↓	Overweight exposure to the special tax segment
Franklin Dynamic Municipal Bond ETF	PAGE 1	FLMI-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Dynamic Municipal Bond ETF 8/31/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Dynamic Municipal Bond ETF (NAV)	3.97	2.83	2.52
Bloomberg Municipal Bond Index	1.22	1.07	1.79
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.76
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$610,889,363
Total Number of Portfolio Holdings*	775
Total Management Fee Paid (based on a unitary fee)	$1,033,840
Portfolio Turnover Rate	49.83%
*	Does not include derivatives, except purchased options, if any.
Franklin Dynamic Municipal Bond ETF	PAGE 2	FLMI-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dynamic Municipal Bond ETF	PAGE 3	FLMI-ATSR-0525

Franklin Exponential Data ETF
XDAT | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Exponential Data ETF	$50	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Exponential Data ETF returned -1.20%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The communication services sector contributed to absolute returns as T-Mobile U.S., Netflix (purchased during the period) and Meta Platforms posted strong one-year gains.
↑
In the financials sector, all five of the Fund’s capital markets industry stocks ended the year in positive territory, including robust returns for key contributors S&P Global (sold by period-end) and Tradeweb Markets (purchased during the period).

↑
Within the information technology (IT) sector, individual contributors included Arista Networks, a key contributor within communications equipment, along with software companies Fair Isaac, Palo Alto Networks, ServiceNow, Fortinet and CrowdStrike Holdings.

Top detractors from performance:
↓
After a strong start to the fiscal year, the Fund was impacted by waning investor enthusiasm for AI and data themes as some software firms, data analytics providers and AI developers missed earnings expectations, faced slower adoption, or encountered regulatory scrutiny. This weakness also suggested a lack of catalysts (e.g., blockbuster product launches or M&A) to drive momentum.

↓	IT services industry stocks were also impacted during the early 2025 selloff including MongoDB, Snowflake, Wix.com and Cloudflare.
↓
Software stocks barely advanced as Microsoft, AppLovin, GitLab, Confluent, Datadog detracted from absolute performance. A much smaller exposure to data-oriented health care sector companies also fared poorly as Dexcom (not held at period-end) and others traded substantially lower.

Franklin Exponential Data ETF	PAGE 1	XDAT-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Exponential Data ETF 1/12/2021 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (1/12/2021)
Franklin Exponential Data ETF (NAV)	-1.20	-2.53
Russell 3000 Index	7.22	9.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$4,481,792
Total Number of Portfolio Holdings*	59
Total Management Fee Paid (based on a unitary fee)	$28,696
Portfolio Turnover Rate	27.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Exponential Data ETF	PAGE 2	XDAT-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Exponential Data ETF	PAGE 3	XDAT-ATSR-0525

Franklin Focused Growth ETF
FFOG | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Focused Growth ETF	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Focused Growth ETF returned 2.92%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 7.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The consumer discretionary sector led with strong absolute returns driven by MercadoLibre and Amazon.com in the e-commerce space, and by Tesla in the automobiles industry.
↑
Sector-level gains were further supported by Costco Wholesale in consumer staples, Meta Platforms in communication services, Tradeweb Markets and Mastercard in financials, and Axon Enterprise in industrials.

↑
Information technology (IT) sector stocks had several outliers to the upside in both the semiconductor and semiconductor equipment industry, led by NVIDIA and Analog Devices, and in the software industry with ServiceNow, which contributed to absolute performance.

Top detractors from performance:
↓
IT sector stocks hindered overall results, pressured by widespread losses in the software industry, where core IT holdings Microsoft, Cadence Design Systems, AppLovin and Salesforce (not held at period-end) were the major absolute detractors.

↓
MongoDB (sold by period-end), Cloudflare (purchased during the period) within the IT services industry and ASML Holding, Broadcom (purchased during the period) and Advanced Micro Devices (sold by period-end) within the semiconductor industry also detracted from absolute performance.

↓
Health care sector holdings detracted from absolute performance mainly by positions in IDEXX Laboratories (sold by period-end), Danaher (also sold), Thermo Fisher Scientific and Natera (purchased during the period).

Franklin Focused Growth ETF	PAGE 1	FFOG-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Focused Growth ETF 4/13/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/13/2016)
Franklin Focused Growth ETF (NAV)	2.92	16.32	16.02
Russell 3000 Index	7.22	18.18	13.14
Russell 1000 Growth Index	7.76	20.09	16.54
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of a predecessor mutual fund after the market close on November 3, 2023. Performance shown for periods ending on or prior to November 6, 2023, is the performance of the Advisor Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$108,187,383
Total Number of Portfolio Holdings*	31
Total Management Fee Paid (based on a unitary fee)	$585,856
Portfolio Turnover Rate	30.04%
*	Does not include derivatives, except purchased options, if any.
Franklin Focused Growth ETF	PAGE 2	FFOG-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Focused Growth ETF	PAGE 3	FFOG-ATSR-0525

Franklin Genomic Advancements ETF
HELX | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Genomic Advancements ETF	$46	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Genomic Advancements ETF returned -17.67%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among the Fund’s eight industry allocations, the overall advance in pharmaceuticals was aided foremost by key contributors AstraZeneca and Eli Lilly. In the fertilizers and agricultural chemicals industry, a solitary position in Corteva was among the portfolio’s largest contributors to absolute performance.

↑
Natera, Insmed, Alnylam Pharmaceuticals, Vertex Pharmaceuticals, Avid Bioservices (sold by period-end) and BridgeBio Pharma in biotechnology also contributed at the industry level to absolute performance.

↑	Samsung Biologics within the life sciences tools and services industry, contributed to absolute performance.

Top detractors from performance:
↓
Bruker, Sartorius, Medpace Holdings, Charles River Laboratories and Icon in the life sciences tools and services industry were notable detractors from absolute performance. A combination of macroeconomic pressures, industry-specific challenges and shifting investor sentiment was behind the lackluster performance.

↓
Rocket Pharmaceuticals, Sarepta Therapeutics, 4D Molecular Therapeutics, Moderna (sold by period-end) and Voyager Therapeutics detracted from absolute performance in the biotechnology industry; most of these companies faced financing difficulties, clinical trial setbacks and/or regulatory turbulence.

↓	Schrodinger in health care technology, Cadence Design Systems in application software, and Guardant Health in health care services also detracted from absolute performance.
Franklin Genomic Advancements ETF	PAGE 1	HELX-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Genomic Advancements ETF 2/25/2020 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Genomic Advancements ETF (NAV)	-17.67	3.69	1.57
Russell 3000 Index	7.22	18.18	13.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$10,787,111
Total Number of Portfolio Holdings*	70
Total Management Fee Paid (based on a unitary fee)	$53,386
Portfolio Turnover Rate	32.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Genomic Advancements ETF	PAGE 2	HELX-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Genomic Advancements ETF	PAGE 3	HELX-ATSR-0525

Franklin High Yield Corporate ETF
FLHY | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin High Yield Corporate ETF	$41	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin High Yield Corporate ETF returned 7.16%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ratings-quality tilt
↑	Security selection in finance, chemical and industrial segments
↑	Underweight allocation to retail and packaging industries and overweight to health care

Top detractors from performance:
↓	Underweight allocation to media cable and wired industries and overweight to industrials
↓	Security selection in the health care, automotive and building industries
Franklin High Yield Corporate ETF	PAGE 1	FLHY-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin High Yield Corporate ETF 5/30/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin High Yield Corporate ETF (NAV)	7.16	7.27	5.51
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.63
ICE BofA U.S. High Yield Constrained Index	7.60	7.20	4.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$614,552,493
Total Number of Portfolio Holdings*	264
Total Management Fee Paid (based on a unitary fee)	$1,866,360
Portfolio Turnover Rate	27.14%
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Corporate ETF	PAGE 2	FLHY-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Bryant Dieffenbacher, CFA was added as a portfolio manager of the Fund and Thomas Runkel and Pururav Thoutireddy stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Corporate ETF	PAGE 3	FLHY-ATSR-0525

Franklin Income Equity Focus ETF
INCE | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Income Equity Focus ETF (previously known as Franklin U.S. Low Volatility ETF) for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Income Equity Focus ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Income Equity Focus ETF returned 7.33%. The Fund compares its performance to the MSCI USA High Dividend Yield Index and the S&P 500 Index, which returned 7.93% and 8.25%, respectively, for the same period. The Fund previously compared its performance to the Russell 1000 Index, which returned 7.82% for the same period. Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The financials, utilities, and industrials sectors led absolute performance during the period.
↑	On an individual issuer basis, returns were driven by Philip Morris International, Southern and Morgan Stanley.
↑	Relative returns benefited from stock selection and underweight positioning within the energy and industrials sectors, in addition to an overweight allocation within real estate.

Top detractors from performance:
↓	Within the Fund’s equity allocation, returns were hindered by the materials sector.
↓	Microchip Technology, Albemarle, and Freeport-McMoRan were among the Fund’s leading detractors.
↓
Stock selection within the information technology sector, as well as an overweight allocation to materials, weakened relative returns. Moreover, underweight positioning and selection within the health care sector detracted from performance.

Franklin Income Equity Focus ETF	PAGE 1	INCE-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Income Equity Focus ETF 9/20/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/20/2016)
Franklin Income Equity Focus ETF (NAV)	7.33	15.17	12.18
Russell 3000 Index	7.22	18.18	13.30
MSCI USA High Dividend Yield Index†	7.93	13.58	9.78
S&P 500 Index	8.25	18.60	13.93
Russell 1000 Index	7.82	18.47	13.69
†	Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 31, 2024, the Fund changed its name and adopted the Fund’s current investment strategies.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$92,832,596
Total Number of Portfolio Holdings*	77
Total Management Fee Paid (based on a unitary fee)	$295,386
Portfolio Turnover Rate	25.97%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Equity Focus ETF	PAGE 2	INCE-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 31, 2024 (the “Effective Date”), the Fund’s name was changed from Franklin U.S. Low Volatility ETF to Franklin Income Equity Focus ETF. In addition, the Fund’s ticker symbol was changed from “FLLV” to “INCE.”
On the Effective Date, the Fund changed its investment goal to seek income and capital appreciation with an emphasis on lower volatility.
In addition, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in equity securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities. The Fund’s principal investment strategies also changed such that the Fund seeks income by investing in equity securities and equity-related instruments, including common stocks with dividend yields that the Fund’s investment manager believes are attractive, while seeking capital appreciation and a lower level of volatility than the broader equity market as measured by the S&P 500® Index. In addition, the Fund is permitted to invest up to 50% of its assets in equity-linked notes and up to 25% of its assets in foreign securities, either directly or through depositary receipts.
In connection with the changes to the Fund’s principal investment strategies and 80% investment policy, disclosure was added for the Fund to reflect the additional principal risks of investing in equity-linked notes, dividend-oriented companies, derivative instruments, foreign securities, value style investing, convertible securities and strategy-specific risks. The principal risks of investing in mid-capitalization companies and using quantitative screening techniques and volatility strategies were removed for the Fund.
Also on the Effective Date, Brendan Circle, CFA and Edward D. Perks, CFA were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Equity Focus ETF	PAGE 3	INCE-ATSR-0525

Franklin Income Focus ETF
INCM | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Focus ETF	$39	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Income Focus ETF returned 7.85%. The Fund compares its performance to the Blended Benchmark†, which returned 7.09% for the same period. The Fund previously compared its performance to the Blended 50% Standard & Poor’s 500 (S&P 500) Index + 50% Bloomberg U.S. Aggregate Index††, which returned 6.71% for the same period. Effective January 1, 2025, the new blended benchmark replaced the prior blended benchmark as the Fund’s investment manager believes the new blended benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (UST), along with the health care, industrials, and financials sectors, led absolute fixed income returns. Community Health Systems and Bausch Health were the top contributors within health care, while CommScope Holding assisted returns within information technology (IT).

↑
Among equities, returns were driven by S&P 500 index-linked notes, as well as the financials, utilities, and industrials sectors. On an individual issuer basis, Philip Morris International and JPMorgan Chase added value.

↑	Underweight fixed income allocation to securitized products and USTs assisted relative results. Equity returns benefited from selection and an underweight allocation to industrials.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, DexKo Global and Claritev weakened returns within the consumer discretionary and health care sectors, respectively.
↓	Equity returns were hindered by performance within the materials and IT sectors. By issuer, Intel, Albemarle, and Merck were the leading detractors during the period.
↓
Relative fixed income returns were weakened by overweight allocations to the health care and consumer discretionary sectors. Stock selection and underweight allocations to the IT and consumer discretionary sectors detracted from equity returns.

Franklin Income Focus ETF	PAGE 1	INCM-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Income Focus ETF 6/6/2023 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (6/6/2023)
Franklin Income Focus ETF (NAV)	7.85	8.96
Russell 3000 Index	7.22	16.89
Bloomberg U.S. Aggregate Index	4.88	3.99
Blended Benchmark†	7.09	10.69
Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index††,†††	6.71	10.81
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.
††	The Fund’s Blended Benchmark is comprised of 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index.
†††	Effective January 1, 2025, the Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index replaced the Blended 50% S&P 500 Index + 50% Bloomberg US Aggregate Index. The Fund’s investment manager believes the new Blended Benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective January 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$561,442,953
Total Number of Portfolio Holdings*	285
Total Management Fee Paid (based on a unitary fee)	$1,283,288
Portfolio Turnover Rate	68.09%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Focus ETF	PAGE 2	INCM-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2025, the Fund increased its ability to invest in equity-linked notes. Effective August 1, 2024 the Fund no longer invests in futures on equity securities and equity indices, and options on equity index futures and equity volatility futures and equity index linked notes as a principal strategy.
Risk disclosure related to the reduction of such instruments was removed from the principal investment risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Focus ETF	PAGE 3	INCM-ATSR-0525

Franklin Intelligent Machines ETF
IQM | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Intelligent Machines ETF	$49	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Intelligent Machines ETF returned -2.79%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industrials sector holdings contributed to absolute performance, led by Axon Enterprise in the aerospace and defense industry, Siemens Energy in electrical equipment, and Valmont Industries in construction and engineering.

↑
Health care sector holdings contributed to absolute performance with double digit gains for robotic surgery specialist Intuitive Surgical and PROCEPT BioRobotics in the health care equipment and supplies industry.

↑
Information Technology (IT) sector key contributors to absolute performance included tech bellwether Apple; NVIDIA, Taiwan Semiconductor Manufacturing in the semiconductors and semiconductor equipment industry; and Altair Engineering (sold by period-end), Palantir Technologies (purchased during the period), Constellation Software and Descartes Systems Group in software.

Top detractors from performance:
↓
The Fund’s overall decline stemmed from a combination of broader market dynamics and sector-specific challenges, including fading enthusiasm for tech innovation and AI plays, macroeconomic and geopolitical (trade) headwinds, pockets of weaker-than-expected earnings, and constrained financing for some portfolio companies. High interest rates and elevated bond yields also played a role as the Fund invests in many growth-oriented firms with high capital needs and long timelines to profitability.

↓
The largest absolute detractors in the IT sector included ASML Holding, Advanced Micro Devices, Entegris, Applied Materials and Marvell Technology in semiconductors and semiconductor equipment. In the software industry, most holdings sold off including Synopsys and Cadence Design Systems, both of which provide electronic design automation software tools.

↓
Celestica, Zebra Technologies (not held at period-end) in the electronic equipment, instruments and components industry and Arista Networks, a newly initiated position in the communications equipment industry, also detracted from absolute performance.

Franklin Intelligent Machines ETF	PAGE 1	IQM-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Intelligent Machines ETF 2/25/2020 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Intelligent Machines ETF (NAV)	-2.79	22.42	17.48
Russell 3000 Index	7.22	18.18	13.14
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$25,526,252
Total Number of Portfolio Holdings*	67
Total Management Fee Paid (based on a unitary fee)	$131,248
Portfolio Turnover Rate	44.12%
*	Does not include derivatives, except purchased options, if any.
Franklin Intelligent Machines ETF	PAGE 2	IQM-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2024, disclosure was added to the Fund’s principal risks to reflect the risks associated with securities in the semiconductors and semiconductor equipment industries and the software industry.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Intelligent Machines ETF	PAGE 3	IQM-ATSR-0525

Franklin International Aggregate Bond ETF
FLIA | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Aggregate Bond ETF	$25	0.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Aggregate Bond ETF returned 2.91%. The Fund compares its performance to the Bloomberg Global Aggregate ex-USD Index Hedged USD, which returned 4.19% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning in Japanese bonds
↑	Security selection in Italian government bonds
↑	Overweight allocation to the Swedish market

Top detractors from performance:
↓	Duration positioning in eurozone bonds
↓	Overweight allocation to the U.S. market
↓	Duration positioning in Mexican bonds
Use of derivatives and the impact on performance:
The Fund utilized currency forwards to hedge the portfolio, as it is benchmarked against a US-dollar-hedged index, which contributed to performance.
Franklin International Aggregate Bond ETF	PAGE 1	FLIA-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Aggregate Bond ETF 5/30/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin International Aggregate Bond ETF (NAV)	2.91	0.35	0.84
Bloomberg Global Aggregate Index	3.05	-1.38	-0.08
Bloomberg Global Aggregate ex-USD Index Hedged USD	4.19	0.87	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$625,492,295
Total Number of Portfolio Holdings*	77
Total Management Fee Paid (based on a unitary fee)	$1,436,468
Portfolio Turnover Rate	19.26%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*	% of Total Investments
Foreign Government and Agency Securities	96.1%
Corporate Bonds & Notes	2.4%
Short-Term Investments	1.5%

Geographic Composition*	% of Total Investments
Europe	43.3%
Asia	43.3%
Supranationals	5.5%
Australia & New Zealand	2.7%
North America	1.8%
Latin America & Caribbean	1.1%
Middle East & Africa	0.8%
Short-Term Investments	1.5%
*	Does not include derivatives, except purchased options, if any.
Franklin International Aggregate Bond ETF	PAGE 2	FLIA-ATSR-0525

HOW HAS THE FUND CHANGED?
On August 1, 2024, disclosure was added to the Fund’s principal risks to reflect the risks associated with European and Chinese securities.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Aggregate Bond ETF	PAGE 3	FLIA-ATSR-0525

Franklin Investment Grade Corporate ETF
FLCO | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Investment Grade Corporate ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Investment Grade Corporate ETF returned 4.85%. The Fund compares its performance to the Bloomberg U.S. Corporate - Investment Grade Index, which returned 4.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security Selection in banking-related bonds
↑	Security Selection in insurance securities
↑	Underweight to the information technology sector

Top detractors from performance:
↓	Overweight U.S. Treasury Bonds
↓	Exposure to the two- to five-year portion of the yield curve
↓	Exposure to the 30-year portion of the yield curve
Franklin Investment Grade Corporate ETF	PAGE 1	FLCO-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Investment Grade Corporate ETF 10/3/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/3/2016)
Franklin Investment Grade Corporate ETF (NAV)	4.85	1.35	1.85
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.18
Bloomberg U.S. Corporate - Investment Grade Index	4.90	1.51	2.17
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$564,838,821
Total Number of Portfolio Holdings*	208
Total Management Fee Paid (based on a unitary fee)	$1,668,546
Portfolio Turnover Rate	47.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Investment Grade Corporate ETF	PAGE 2	FLCO-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, George Bailey, CFA, Andrew C. Benson and Michael Cho, CFA were added as portfolio managers of the Fund and Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy stepped down as portfolio managers of the Fund. Effective December 13, 2024, George Bailey, CFA stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Investment Grade Corporate ETF	PAGE 3	FLCO-ATSR-0525

Franklin Municipal Green Bond ETF
FLMB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Municipal Green Bond ETF	$30	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Municipal Green Bond ETF returned 1.45%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue-related issues
↑	Security selection in education bonds
↑	Security selection in special tax securities

Top detractors from performance:
↓	Overweight duration exposure particularly in the 10 to 20 year portion of the muni yield curve
↓	Security selection within the utility sector
↓	Security selection in industrial revenue-related issues
Franklin Municipal Green Bond ETF	PAGE 1	FLMB-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Municipal Green Bond ETF 8/31/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Municipal Green Bond ETF (NAV)	1.45	0.68	1.85
Bloomberg Municipal Bond Index	1.22	1.07	1.79
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 3, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$98,630,101
Total Number of Portfolio Holdings*	121
Total Management Fee Paid (based on a unitary fee)	$319,740
Portfolio Turnover Rate	23.53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Municipal Green Bond ETF	PAGE 2	FLMB-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Green Bond ETF	PAGE 3	FLMB-ATSR-0525

Franklin Senior Loan ETF
FLBL | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Senior Loan ETF	$46	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Senior Loan ETF Fund returned 6.01%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan 100 Index, which returned 7.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight allocation in the information technology industry contributed to relative performance.
↑	Underweight in upper-tier loans relative to the benchmark.

Top detractors from performance:
↓	Overweight in the land transportation segment and underweight in the wireless communication, financial and cable/wireless video segments.
↓	Security selection in health care, land transportation and chemical issuers.
↓	Underweight in lower-tier loans relative to the benchmark.
Franklin Senior Loan ETF	PAGE 1	FLBL-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Senior Loan ETF 5/30/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin Senior Loan ETF (NAV)	6.01	6.92	4.77
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.63
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.06	7.72	5.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,067,207,110
Total Number of Portfolio Holdings*	290
Total Management Fee Paid (based on a unitary fee)	$2,814,465
Portfolio Turnover Rate	12.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Senior Loan ETF	PAGE 2	FLBL-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Senior Loan ETF	PAGE 3	FLBL-ATSR-0525

Franklin Systematic Style Premia ETF
FLSP | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Systematic Style Premia ETF	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Systematic Style Premia ETF returned 3.86%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The long-short single stock equities strategy and positive exposure to the Momentum factor was a key driver of gains. The Quality factor also bolstered performance. The portfolio was long lower-volatility stocks and short in exposure to higher-volatility stocks, which also contributed to returns.

↑
Foreign exchange (FX) was a notable contributor, as long positioning in the U.S. dollar—especially against the Canadian dollar, the Australian dollar, Czech crown and the Hungarian forint—outweighed some detraction from U.S. dollar shorts against the Brazilian real and the South African rand, and shorts against the New Zealand dollar.

↑
The equity index futures strategy contributed meaningfully, led by long positions in the IBEX 35 Index (Spain) and the FTSE/JSE Top 40 Index (South Africa), as well as short positioning against the CAC 40 Index (France).

Top detractors from performance:
↓	The commodities sub-strategy was a key detractor. Broad commodity indexes rose during the period, led higher by surging gold prices, which repeatedly set record highs.
↓
The largest single-stock detractors included long positions in semiconductor equipment firm Applied Materials, refiner Marathon Petroleum, cloud-based software firm Salesforce and integrated downstream energy firm Phillips 66.

↓
Within the long-short single stock equities strategy, the Value factor weighed modestly on returns. High exposure to stocks with high earnings yields had a negative impact as risk-on investor sentiment dominated across much of the period.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, FX forwards and equity index futures contracts to positively position the portfolio and minimize risk in accordance with the Fund’s strategy. The use of these derivatives contributed to performance. The Fund also utilized commodity futures contracts for the same purpose, however use of these derivatives detracted from performance.
Franklin Systematic Style Premia ETF	PAGE 1	FLSP-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Systematic Style Premia ETF 12/18/2019 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (12/18/2019)
Franklin Systematic Style Premia ETF (NAV)	3.86	3.96	2.26
Russell 3000 Index	7.22	18.18	12.30
Bloomberg U.S. Aggregate Index	4.88	-0.40	0.26
ICE BofA U.S. 3-Month Treasury Bill Index	4.97	2.56	2.54
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$312,747,473
Total Number of Portfolio Holdings*	380
Total Management Fee Paid (based on a unitary fee)	$1,404,564
Portfolio Turnover Rate	88.00%
*	Does not include derivatives, except purchased options, if any.
Franklin Systematic Style Premia ETF	PAGE 2	FLSP-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, K2/D&S Management Co., L.L.C., was appointed as the sub-advisor to the Fund.
In addition, effective June 3, 2024, Robert Christian was added as a co-lead portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Systematic Style Premia ETF	PAGE 3	FLSP-ATSR-0525

Franklin U.S. Core Bond ETF
FLCB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Bond ETF	$15	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31,2025, Franklin U.S. Core Bond ETF returned 4.99%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to and security selection in investment-grade corporate bonds
↑	Overweight exposure to agency mortgage-backed securities
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Overweight to the two- and five-year portions of the U.S. Treasury yield curve
↓	Underweight to the 10-year portion of the U.S. Treasury yield curve
Franklin U.S. Core Bond ETF	PAGE 1	FLCB-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Bond ETF 9/17/2019 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/17/2019)
Franklin U.S. Core Bond ETF (NAV)	4.99	-0.25	0.33
Bloomberg U.S. Aggregate Index	4.88	-0.40	0.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,426,517,051
Total Number of Portfolio Holdings*	396
Total Management Fee Paid (based on a unitary fee)	$3,127,591
Portfolio Turnover Rate	35.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Bond ETF	PAGE 2	FLCB-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Bond ETF	PAGE 3	FLCB-ATSR-0525

Franklin U.S. Treasury Bond ETF
FLGV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Treasury Bond ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Treasury Bond ETF returned 4.58%. The Fund compares its performance to the Bloomberg U.S. Treasury Index, which returned 4.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the five-year portion of the U.S. Treasury (UST) yield curve
↑	Overweight exposure to the 20-year portion of the UST yield curve
↑	Out-of-Index exposure to U.S. Treasury Inflation-Protected Securities (TIPS)

Top detractors from performance:
↓	Underweight exposure to UST with 30- or more-years to maturity
Franklin U.S. Treasury Bond ETF	PAGE 1	FLGV-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Treasury Bond ETF 6/9/2020 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (6/9/2020)
Franklin U.S. Treasury Bond ETF (NAV)	4.58	-1.31
Bloomberg U.S. Aggregate Index	4.88	-0.85
Bloomberg U.S. Treasury Index	4.51	-1.61
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$964,368,945
Total Number of Portfolio Holdings*	29
Total Management Fee Paid (based on a unitary fee)	$729,132
Portfolio Turnover Rate	133.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Treasury Bond ETF	PAGE 2	FLGV-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective August 1, 2024, principal risk disclosure was added for the Fund regarding the risks associated with inflation-indexed securities. Also effective August 1, 2024, portfolio turnover risk was removed as a principal risk of the Fund.
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Treasury Bond ETF	PAGE 3	FLGV-ATSR-0525

Franklin Ultra Short Bond ETF
FLUD | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Ultra Short Bond ETF	$14	0.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Ultra Short Bond ETF returned 5.39%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade (IG) corporate holdings in the banking industry contributed to relative performance
↑	IG holdings in consumer non-cyclical and cyclical segments
↑	IG holdings in insurance and electric industries

Top detractors from performance:
↓	Overweight allocation to cash
Franklin Ultra Short Bond ETF	PAGE 1	FLUD-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Ultra Short Bond ETF 7/14/2020 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (7/14/2020)
Franklin Ultra Short Bond ETF (NAV)	5.39	2.92
Bloomberg U.S. Aggregate Index	4.88	-1.17
ICE BofA U.S. 3-Month Treasury Bill Index	4.97	2.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$101,261,419
Total Number of Portfolio Holdings*	254
Total Management Fee Paid (based on a unitary fee)	$36,748
Portfolio Turnover Rate	21.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Ultra Short Bond ETF	PAGE 2	FLUD-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective December 9, 2024, the Fund changed its principal investment strategies to remove references to the Fund principally investing in mortgage- and asset-backed securities, collateralized debt obligations, inflation-indexed securities, securities purchased or sold on a delayed delivery or forward commitment basis through the “to-be-announced” market, and derivative instruments.
In connection with the changes to the Fund’s principal investment strategies, effective December 9, 2024, the Fund is no longer subject to the principal risks of investing in mortgage- and asset-backed securities, collateralized debt obligations, inflation-indexed securities, derivative instruments, extension, prepayment, and when-issued and delayed delivery transactions.
Effective September 30, 2024, Andrew C. Benson, Joanne Driscoll, CFA, and Michael J. Lima were added as portfolio managers of the Fund and Shawn Lyons, CFA, Thomas Runkel, CFA, Kent Burns, CFA, and Johnson Ng, CFA stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ultra Short Bond ETF	PAGE 3	FLUD-ATSR-0525

Franklin FTSE Asia Ex Japan ETF
FLAX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Asia Ex Japan ETF	$20	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Asia Ex Japan ETF returned 10.74%. The Fund compares its performance to the FTSE Asia ex Japan Capped Index-NR, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, consumer discretionary and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Alibaba Group Holding and Taiwan Semiconductor Manufacturing.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, materials and information technology.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Reliance Industries and Samsung SDI.
Franklin FTSE Asia Ex Japan ETF	PAGE 1	FLAX-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Asia Ex Japan ETF 2/6/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Asia Ex Japan ETF (NAV)	10.74	7.49	2.21
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR	10.90	8.06	2.58
FTSE Asia ex Japan Capped Index-NR	11.23	8.05	2.62
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Asia Ex Japan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$28,082,180
Total Number of Portfolio Holdings*	1,530
Total Management Fee Paid (based on a unitary fee)	$55,218
Portfolio Turnover Rate	4.50%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Asia Ex Japan ETF	PAGE 2	FLAX-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Asia Ex Japan ETF	PAGE 3	FLAX-ATSR-0525

Franklin FTSE Australia ETF
FLAU | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Australia ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Australia ETF returned -2.25%. The Fund compares its performance to the FTSE Australia Capped Index-NR, which returned -2.24% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Commonwealth Bank of Australia, Westpac Banking and Aristocrat Leisure.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, health care and energy.
↓	Individual holdings that hindered the Fund’s absolute return included BHP Group, CSL and Fortescue.
Franklin FTSE Australia ETF	PAGE 1	FLAU-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Australia ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Australia ETF (NAV)	-2.25	14.06	5.15
FTSE Australia Index-NR	-2.24	14.08	5.14
FTSE Australia Capped Index-NR	-2.24	14.08	5.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Australia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$57,367,173
Total Number of Portfolio Holdings*	106
Total Management Fee Paid (based on a unitary fee)	$45,372
Portfolio Turnover Rate	6.07%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Australia ETF	PAGE 2	FLAU-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the materials sector. Also, effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Related disclosure regarding the risks of concentration in the materials sector was removed as a principal risk of the Fund and disclosure describing the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Australia ETF	PAGE 3	FLAU-ATSR-0525

Franklin FTSE Brazil ETF
FLBR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Brazil ETF	$18	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Brazil ETF returned -10.19%. The Fund compares its performance to the FTSE Brazil Capped Index-NR, which returned -9.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The only sector that contributed to the Fund’s absolute performance was information technology.
↑	Individual holdings that lifted the Fund’s absolute return included Embraer, JBS, and Petroleo Brasileiro.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, financials and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included Vale, Localiza Rent A Car, and Raia Drogasil.
Franklin FTSE Brazil ETF	PAGE 1	FLBR-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Brazil ETF 11/3/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Brazil ETF (NAV)	-10.19	10.74	0.93
FTSE Brazil Index-NR	-9.88	11.09	1.15
FTSE Brazil Capped Index-NR	-9.88	11.09	1.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Brazil ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$175,516,021
Total Number of Portfolio Holdings*	82
Total Management Fee Paid (based on a unitary fee)	$307,802
Portfolio Turnover Rate	13.55%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Brazil ETF	PAGE 2	FLBR-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Brazil ETF	PAGE 3	FLBR-ATSR-0525

Franklin FTSE Canada ETF
FLCA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Canada ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Canada ETF returned 9.67%. The Fund compares its performance to the FTSE Canada Capped Index-NR, which returned 9.46% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, materials and energy.
↑	Individual holdings that lifted the Fund’s absolute return included Agnico Eagle Mines, Royal Bank of Canada and Enbridge.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were industrials, information technology and consumer discretionary.
↓	Individual holdings that hindered the Fund’s absolute return included Canadian National Railway, Canadian Pacific Kansas City and Canadian Natural Resources.
Franklin FTSE Canada ETF	PAGE 1	FLCA-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Canada ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Canada ETF (NAV)	9.67	16.53	8.12
FTSE Canada Index-NR	9.46	16.26	7.87
FTSE Canada Capped Index-NR	9.46	16.26	7.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Canada ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$398,979,963
Total Number of Portfolio Holdings*	52
Total Management Fee Paid (based on a unitary fee)	$361,965
Portfolio Turnover Rate	3.53%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Canada ETF	PAGE 2	FLCA-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Canada ETF	PAGE 3	FLCA-ATSR-0525

Franklin FTSE China ETF
FLCH | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE China ETF	$23	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE China ETF returned 39.30%. The Fund compares its performance to the FTSE China Capped Index-NR, which returned 39.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were consumer discretionary, communication services and financials.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Alibaba Group Holding and Xiaomi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included New Oriental Education & Technology Group, Li Auto and Baidu.
Franklin FTSE China ETF	PAGE 1	FLCH-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE China ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE China ETF (NAV)	39.30	1.34	-0.16
FTSE China Index-NR	39.38	1.51	-0.02
FTSE China Capped Index-NR	39.57	1.51	0.02
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE China ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$173,977,828
Total Number of Portfolio Holdings*	954
Total Management Fee Paid (based on a unitary fee)	$252,128
Portfolio Turnover Rate	9.30%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE China ETF	PAGE 2	FLCH-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE China ETF	PAGE 3	FLCH-ATSR-0525

Franklin FTSE Europe ETF
FLEE | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Europe ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Europe ETF returned 7.31%. The Fund compares its performance to the FTSE Developed Europe Capped Index-NR, which returned 7.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and utilities.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, HSBC Holdings and Roche Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and health care.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and LVMH Moet Hennessy Louis Vuitton.
Franklin FTSE Europe ETF	PAGE 1	FLEE-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Europe ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Europe ETF (NAV)	7.31	13.52	5.92
FTSE Developed Europe Index-NR	7.20	13.22	5.67
FTSE Developed Europe Capped Index-NR	7.20	13.22	5.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Europe ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$85,934,295
Total Number of Portfolio Holdings*	516
Total Management Fee Paid (based on a unitary fee)	$69,545
Portfolio Turnover Rate	6.56%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Europe ETF	PAGE 2	FLEE-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Europe ETF	PAGE 3	FLEE-ATSR-0525

Franklin FTSE Eurozone ETF
FLEU | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Eurozone ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Eurozone ETF returned 7.41%. The Fund compares its performance to the FTSE Developed Eurozone Index-NR and the Linked FTSE Developed Eurozone Index-NR†, which both returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and utilities.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, Deutsche Telekom and Rheinmetall.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included ASML Holding, LVMH Moet Hennessy Louis Vuitton and Stellantis.
Franklin FTSE Eurozone ETF	PAGE 1	FLEU-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Eurozone ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Eurozone ETF (NAV)	7.41	14.39	8.14
FTSE Developed Eurozone Index-NR	7.23	14.24	5.40
Linked FTSE Developed Eurozone Index-NR†	7.23	14.24	8.03
†	The Linked FTSE Developed Eurozone Index-NR reflects the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Eurozone ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$21,690,336
Total Number of Portfolio Holdings*	268
Total Management Fee Paid (based on a unitary fee)	$18,547
Portfolio Turnover Rate	4.22%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Eurozone ETF	PAGE 2	FLEU-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Eurozone ETF	PAGE 3	FLEU-ATSR-0525

Franklin FTSE Germany ETF
FLGR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Germany ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Germany ETF returned 19.56%. The Fund compares its performance to the FTSE Germany Capped Index-NR, which returned 19.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, industrials and information technology.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, Deutsche Telekom and Rheinmetall.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, health care and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included Mercedes-Benz Group, Bayerische Motoren Werke and Bayer.
Franklin FTSE Germany ETF	PAGE 1	FLGR-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Germany ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Germany ETF (NAV)	19.56	14.88	4.44
FTSE Germany Index-NR	19.29	14.56	4.24
FTSE Germany Capped Index-NR	19.29	14.56	4.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Germany ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$27,496,501
Total Number of Portfolio Holdings*	68
Total Management Fee Paid (based on a unitary fee)	$23,784
Portfolio Turnover Rate	3.49%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Germany ETF	PAGE 2	FLGR-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Germany ETF	PAGE 3	FLGR-ATSR-0525

Franklin FTSE Hong Kong ETF
FLHK | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Hong Kong ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Hong Kong ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Hong Kong ETF returned 14.95%. The Fund compares its performance to the FTSE Hong Kong Capped Index-NR, which returned 14.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, industrials and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Hong Kong Exchanges & Clearing, AIA Group and BOC Hong Kong Holdings.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, health care and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Galaxy Entertainment Group, Sands China and Samsonite Group.
Franklin FTSE Hong Kong ETF	PAGE 1	FLHK-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Hong Kong ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Hong Kong ETF (NAV)	14.95	1.26	-1.17
FTSE Hong Kong Index-NR	15.04	1.09	-1.25
FTSE Hong Kong Capped Index-NR	14.95	1.31	-1.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Hong Kong ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,626,892
Total Number of Portfolio Holdings*	70
Total Management Fee Paid (based on a unitary fee)	$11,237
Portfolio Turnover Rate	60.79%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Hong Kong ETF	PAGE 2	FLHK-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Hong Kong ETF	PAGE 3	FLHK-ATSR-0525

Franklin FTSE India ETF
FLIN | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE India ETF	$19	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE India ETF returned 2.52%. The Fund compares its performance to the FTSE India Capped Index-NR, which returned 3.31% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, materials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included HDFC Bank, Bharti Airtel and ICICI Bank.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, information technology and utilities.
↓	Individual holdings that hindered the Fund’s absolute return included Reliance Industries, Tata Motors and Jio Financial Services.
Franklin FTSE India ETF	PAGE 1	FLIN-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE India ETF 2/6/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE India ETF (NAV)	2.52	19.68	7.57
FTSE India Index-NR	3.31	22.33	9.27
FTSE India Capped Index-NR	3.31	22.32	9.27
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE India ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,781,738,862
Total Number of Portfolio Holdings*	259
Total Management Fee Paid (based on a unitary fee)	$2,921,081
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE India ETF	PAGE 2	FLIN-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE India ETF	PAGE 3	FLIN-ATSR-0525

Franklin FTSE Japan ETF
FLJP | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Japan ETF returned -1.09%. The Fund compares its performance to the FTSE Japan Capped Index-NR, which returned -1.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, communication services and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included Sony, Mitsubishi UFJ Financial and Hitachi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Toyota Motor, Tokyo Electron and Shin-Etsu Chemical.
Use of derivatives and the impact on performance:
The Fund utilized equity index futures contracts to enable more efficient cash management, which minimally detracted from performance.
Franklin FTSE Japan ETF	PAGE 1	FLJP-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Japan ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan ETF (NAV)	-1.09	8.77	4.02
FTSE Japan Index-NR (USD)	-1.62	8.73	3.97
FTSE Japan Capped Index-NR	-1.08	8.73	3.97
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Japan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,064,075,104
Total Number of Portfolio Holdings*	490
Total Management Fee Paid (based on a unitary fee)	$1,796,265
Portfolio Turnover Rate	4.26%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Japan ETF	PAGE 2	FLJP-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan ETF	PAGE 3	FLJP-ATSR-0525

Franklin FTSE Japan Hedged ETF
FLJH | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan Hedged ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Japan Hedged ETF returned 2.58%. The Fund compares its performance to the FTSE Japan Capped Hedged Index-NR, which returned 2.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, communication services and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included Sony Group, Mitsubishi UFJ Financial Group and Hitachi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Toyota Motor, Tokyo Electron and Shin-Etsu Chemical.
Use of derivatives and the impact on performance:
The Fund utilized equity index futures contracts to enable more efficient cash management, which minimally detracted from performance. Currency forwards were used in accordance with the Fund target benchmark to reduce risk and minimize FX impact in returns, which detracted from performance.
Franklin FTSE Japan Hedged ETF	PAGE 1	FLJH-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Japan Hedged ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan Hedged ETF (NAV)	2.58	19.28	10.58
FTSE Japan Index-NR	-2.79	16.06	7.86
FTSE Japan Capped Hedged Index-NR	2.49	19.28	10.63
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Japan Hedged ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$85,384,002
Total Number of Portfolio Holdings*	494
Total Management Fee Paid (based on a unitary fee)	$65,382
Portfolio Turnover Rate	22.39%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Japan Hedged ETF	PAGE 2	FLJH-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan Hedged ETF	PAGE 3	FLJH-ATSR-0525

Franklin FTSE Latin America ETF
FLLA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Latin America ETF	$18	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Latin America ETF returned -12.60%. The Fund compares its performance to the FTSE Latin America Capped Index-NR, which returned -12.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The only sector that contributed to the Fund’s absolute performance was information technology.
↑	Individual holdings that lifted the Fund’s absolute return included Embraer, JBS and Petroleo Brasileiro.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, consumer staples and financials.
↓	Individual holdings that hindered the Fund’s absolute return included Grupo Financiero Banorte, Vale and Wal-Mart de Mexico.
Franklin FTSE Latin America ETF	PAGE 1	FLLA-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Latin America ETF 10/9/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Latin America ETF (NAV)	-12.60	11.69	0.74
FTSE Latin America Index	-12.02	12.45	1.38
FTSE Latin America Capped Index-NR	-12.53	11.90	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Latin America ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$29,076,958
Total Number of Portfolio Holdings*	145
Total Management Fee Paid (based on a unitary fee)	$92,425
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Latin America ETF	PAGE 2	FLLA-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector, such as how changes in government regulation and changes in interest rates can impact financial services companies and the Fund, was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Latin America ETF	PAGE 3	FLLA-ATSR-0525

Franklin FTSE Mexico ETF
FLMX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Mexico ETF	$17	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Mexico ETF returned -23.44%. The Fund compares its performance to the FTSE Mexico Capped Index-NR, which returned -23.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The industrials was the only sector that contributed to the Fund’s absolute performance.
↑	Individual holdings that lifted the Fund’s absolute return included Grupo Aeroportuario del Pacifico, Industrias Penoles and Alfa.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer staples, financials and communication services.
↓	Individual holdings that hindered the Fund’s absolute return included Grupo Financiero Banorte, Wal-Mart de Mexico and America Movil.
Franklin FTSE Mexico ETF	PAGE 1	FLMX-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Mexico ETF 11/3/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Mexico ETF (NAV)	-23.44	15.25	2.96
FTSE Mexico Index-NR	-24.02	14.91	2.84
FTSE Mexico Capped Index-NR	-23.86	15.23	2.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Mexico ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$45,081,768
Total Number of Portfolio Holdings*	37
Total Management Fee Paid (based on a unitary fee)	$139,450
Portfolio Turnover Rate	10.58%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Mexico ETF	PAGE 2	FLMX-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Mexico ETF	PAGE 3	FLMX-ATSR-0525

Franklin FTSE Saudi Arabia ETF
FLSA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Saudi Arabia ETF	$38	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Saudi Arabia ETF returned -3.63%. The Fund compares its performance to the FTSE Saudi Arabia Capped Index-NR, which returned -3.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Al Rajhi Bank, Saudi Telecom and Etihad Etisalat.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, health care and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Saudi Basic Industries, Saudi Arabian Oil and Bupa Arabia For Cooperative Insurance.
Franklin FTSE Saudi Arabia ETF	PAGE 1	FLSA-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Saudi Arabia ETF 10/9/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Saudi Arabia ETF (NAV)	-3.63	14.85	8.34
FTSE All World Index-NR	7.29	15.16	9.51
FTSE Saudi Arabia Capped Index-NR	-3.23	15.26	8.72
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Saudi Arabia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$17,786,787
Total Number of Portfolio Holdings*	67
Total Management Fee Paid (based on a unitary fee)	$69,956
Portfolio Turnover Rate	15.71%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Saudi Arabia ETF	PAGE 2	FLSA-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Saudi Arabia ETF	PAGE 3	FLSA-ATSR-0525

Franklin FTSE South Korea ETF
FLKR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE South Korea ETF	$8	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE South Korea ETF returned -17.50%. The Fund compares its performance to the FTSE South Korea Capped Index-NR, which returned -17.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	There were no sectors that contributed to the Fund’s absolute performance.
↑	Individual holdings that lifted the Fund’s absolute return included Hanwha Aerospace, Alteogen and Hanwha Ocean.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, materials and consumer discretionary.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Samsung SDI and Posco Holdings.
Franklin FTSE South Korea ETF	PAGE 1	FLKR-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE South Korea ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE South Korea ETF (NAV)	-17.50	4.89	-2.05
FTSE South Korea Index-NR	-20.51	4.32	-2.05
FTSE South Korea Capped Index-NR	-17.48	4.90	-2.07
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE South Korea ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$116,687,771
Total Number of Portfolio Holdings*	147
Total Management Fee Paid (based on a unitary fee)	$143,663
Portfolio Turnover Rate	25.57%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE South Korea ETF	PAGE 2	FLKR-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE South Korea ETF	PAGE 3	FLKR-ATSR-0525

Franklin FTSE Switzerland ETF
FLSW | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Switzerland ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Switzerland ETF returned 10.22%. The Fund compares its performance to the FTSE Switzerland Capped Index-NR, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were health care, financials and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Roche, Novartis and Zurich Insurance Group.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer staples, materials and communication services.
↓	Individual holdings that hindered the Fund’s absolute return included Nestle, Sika and Straumann.
Franklin FTSE Switzerland ETF	PAGE 1	FLSW-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Switzerland ETF 2/6/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Switzerland ETF (NAV)	10.22	10.18	8.17
FTSE Switzerland Index-NR	10.43	9.22	7.54
FTSE Switzerland Capped Index-NR	9.73	9.75	7.70
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Switzerland ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$49,748,850
Total Number of Portfolio Holdings*	53
Total Management Fee Paid (based on a unitary fee)	$48,636
Portfolio Turnover Rate	10.82%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Switzerland ETF	PAGE 2	FLSW-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Switzerland ETF	PAGE 3	FLSW-ATSR-0525

Franklin FTSE Taiwan ETF
FLTW | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Taiwan ETF	$19	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Taiwan ETF returned -1.01%. The Fund compares its performance to the FTSE Taiwan Capped Index-NR, which returned -0.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Mediatek and Fubon Financial Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, materials and consumer discetionary.
↓	Individual holdings that hindered the Fund’s absolute return included Quanta Computer, Unimicron Technology and Nan Ya Plastics.
Franklin FTSE Taiwan ETF	PAGE 1	FLTW-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Taiwan ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Taiwan ETF (NAV)	-1.01	15.77	9.54
FTSE Taiwan Index-NR	-0.77	15.94	9.70
FTSE Taiwan Capped Index-NR	-0.77	15.94	9.70
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Taiwan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$302,455,505
Total Number of Portfolio Holdings*	130
Total Management Fee Paid (based on a unitary fee)	$616,213
Portfolio Turnover Rate	195.53%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE Taiwan ETF	PAGE 2	FLTW-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Taiwan ETF	PAGE 3	FLTW-ATSR-0525

Franklin FTSE United Kingdom ETF
FLGB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE United Kingdom ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE United Kingdom ETF returned 14.06%. The Fund compares its performance to the FTSE UK Capped Index-NR, which returned 14.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, consumer staples and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, Rolls-Royce Holdings and Shell.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials and real estate.
↓	Individual holdings that hindered the Fund’s absolute return included Diageo, Glencore and GSK.
Franklin FTSE United Kingdom ETF	PAGE 1	FLGB-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE United Kingdom ETF 11/2/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE United Kingdom ETF (NAV)	14.06	13.79	5.62
FTSE UK Index-NR	14.22	13.89	5.70
FTSE UK Capped Index-NR	14.22	13.89	5.70
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE United Kingdom ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$712,491,694
Total Number of Portfolio Holdings*	102
Total Management Fee Paid (based on a unitary fee)	$631,459
Portfolio Turnover Rate	10.13%
*	Does not include derivatives, except purchased options, if any.
Franklin FTSE United Kingdom ETF	PAGE 2	FLGB-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE United Kingdom ETF	PAGE 3	FLGB-ATSR-0525

BrandywineGLOBAL-Dynamic US Large Cap Value ETF
DVAL | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$49	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, BrandywineGLOBAL-Dynamic US Large Cap Value ETF returned 1.62%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 7.18% and 8.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive stock selection in software services and underweight semiconductor & semiconductor equipment within the technology sector.
↑	Underweight health care.
↑	Overweight wireless telecommunications within communication services.
↑	From a factor perspective, being net overweight low price-to-earning (PE) stocks was the largest contributor as high PE companies underperformed.

Top detractors from performance:
↓	Poor selection in oil, gas exploration & production and overweight energy.
↓	Poor selection in building products and overweight ground transportation within industrials.
↓	Underweight financials.
↓	From a factor perspective, quality factors (return on equity, share change and decrease in book growth) were the largest detractors as low quality outperformed high quality.
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 1	DVAL-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – BrandywineGLOBAL-Dynamic US Large Cap Value ETF
3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)	1.62	16.54	8.89
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Value Index	7.18	16.15	8.79
S&P 500 Index	8.25	18.59	12.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of a predecessor mutual fund after the market close on October 28, 2022. Performance shown for periods ending on or prior to October 31, 2022, is the performance of the IS Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s IS Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$110,853,051
Total Number of Portfolio Holdings*	116
Total Management Fee Paid (based on a unitary fee)	$633,783
Portfolio Turnover Rate	77.56%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 2	DVAL-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to securities in the energy sector and decreased exposure to the financials sector.
Related disclosure regarding the risks of investing in securities in the energy sector, including that such securities are greatly affected by the prices and supplies of raw materials and that the earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation, was added to the Fund’s principal risks and disclosure regarding the risks of investing in securities in the financials sector was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 3	DVAL-ATSR-0525

BrandywineGLOBAL - U.S. Fixed Income ETF
USFI | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL - U.S. Fixed Income ETF	$40	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, BrandywineGLOBAL - U.S. Fixed Income ETF returned 5.27%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to structured credit was accretive, as our allocation to higher-coupon, shorter-duration pass-throughs performed well amid elevated rate volatility and benefited from heightened demand.
↑
Overweight to U.S. Treasury duration as yields declined in the second half of the period following U.S. Federal Reserve (Fed) rate cuts and rising uncertainty and recession concerns after the November 2024 election.

Top detractors from performance:
↓
Underweight to corporate credit as this segment of the index benefited from a strong yield tailwind that the Fund was unable to capture. Credit spreads narrowed, supported by solid fundamentals and strong investor demand for the sector.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives contributed to performance.
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 1	USFI-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – BrandywineGLOBAL - U.S. Fixed Income ETF 7/25/2023 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (7/25/2023)
BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)	5.27	3.10
Bloomberg U.S. Aggregate Index	4.88	4.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,250,916
Total Number of Portfolio Holdings*	45
Total Management Fee Paid (based on a unitary fee)	$47,218
Portfolio Turnover Rate	156.86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 2	USFI-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 3	USFI-ATSR-0525

ClearBridge Sustainable Infrastructure ETF
INFR | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearBridge Sustainable Infrastructure ETF	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, ClearBridge Sustainable Infrastructure ETF returned 3.47%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 - Net Tax Index and the OECD G7 CPI + 5.5%, which returned 13.04% and 8.39%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Entergy, a regulated electric utility company in the Gulf Region, continued to see robust load growth, helping with sentiment. Its generation business also saw a boost amid data center buildouts. The company signed a deal with Meta to construct new gas-fired plants to power META’s data center facilities which increased the investment and earnings outlook for the company.

↑
Enel, an integrated utility headquartered in Italy operating renewable generation and regulated distribution assets across Europe, Latin America and the U.S., performed strongly due to a combination of moderating bond yields as well as a catch-up trade driven by comfort on the company’s 2026 guidance. Its shares benefited from solid performance and execution over the period.

↑
Redeia, a Spanish electric utility engaged in the supply and transmission of electricity in Spain, saw shares gain amid early indications that there could be improvements in Spanish regulation with potentially higher allowed returns during the next regulatory period.

Top detractors from performance:
↓
XPLR Infrastructure, formerly NextEra Energy Partners, is a growth-oriented contracted renewables company formed by its sponsor and general partner NextEra Energy (NEE) to own, operate and acquire contracted renewable energy generation assets located in North America. XIFR’s share price fell due to a capital restructuring that was viewed as disappointing by the market (not held at period-end).

↓
CSX, a leading North American rail company, engages in the transportation of rail freight in the Southeast, East and Midwest via interchange with other rail carriers, to and from the rest of the U.S. and Canada. Rail stocks were weaker in the period, impacted by broader industrial weakness, continued lower freight volumes and tariff fears following the U.S. election, which would crimp trade and transportation needs.

↓
Orsted, a Danish renewables utility, is the global industry leader in the offshore wind industry. The U.S. 2024 Presidential election results put into question the fundamentals of renewables businesses, causing weakness in that sector. In addition, the prospect of interest rates remaining elevated further pressured renewables.

ClearBridge Sustainable Infrastructure ETF	PAGE 1	INFR-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ClearBridge Sustainable Infrastructure ETF 12/14/2022 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (12/14/2022)
ClearBridge Sustainable Infrastructure ETF (NAV)	3.47	0.53
MSCI All Country World Index-NR	7.15	14.59
FTSE Global Core Infrastructure 50/50 - Net Tax Index	13.04	5.89
OECD G7 CPI + 5.5%	8.39	8.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$9,597,070
Total Number of Portfolio Holdings*	30
Total Management Fee Paid (based on a unitary fee)	$52,088
Portfolio Turnover Rate	24.89%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Sustainable Infrastructure ETF	PAGE 2	INFR-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2024, the sub-advisor’s proprietary environmental, social and governance rating system for the Fund was revised.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainable Infrastructure ETF	PAGE 3	INFR-ATSR-0525

Western Asset Bond ETF
WABF | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Bond ETF	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Bond ETF returned 4.77%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Emerging market debt positioning
↑	High-yield credit positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	Long duration position
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury and SOFR and interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade and high-yield indices and issuers were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivatives detracted from performance.
Western Asset Bond ETF	PAGE 1	WABF-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Western Asset Bond ETF 9/19/2023 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (9/19/2023)
Western Asset Bond ETF (NAV)	4.77	6.62
Bloomberg U.S. Aggregate Index	4.88	6.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$18,961,552
Total Number of Portfolio Holdings*	461
Total Management Fee Paid (based on a unitary fee)	$134,003
Portfolio Turnover Rate	67.07%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Bond ETF	PAGE 2	WABF-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective May 1, 2024, John Bellows stepped down as portfolio manager of the Fund and effective August 21, 2024, S. Kenneth Leech stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Bond ETF	PAGE 3	WABF-ATSR-0525

Martin Currie Sustainable International Equity ETF
MCSE | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Martin Currie Sustainable International Equity ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Martin Currie Sustainable International Equity ETF	$54	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Martin Currie Sustainable International Equity ETF returned -15.93%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 6.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Nemetschek, a German software developer and distributor, saw strong operating results and outlook, driven by the company’s transition into a subscription model.
↑	Assa Abloy, a Swedish door company that offers locks, doors and door automation products, reported strong earnings and sales in key regions in a challenging market environment.
↑
ResMed, a developer, manufacturer and distributor of medical products, saw its stock lift as the company’s management changed their view on the impact of the GLP-1 weight loss drug to its sleep apnea/CPAP business to be a tailwind versus neutral impact. The company also reported strong quarterly results.

Top detractors from performance:
↓
Novo Nordisk, a Danish manufacturer and distributor of pharmaceutical products, due to an underwhelming new drug trial result, and more recently, intensified competitive pressure from compounded versions of the company’s drugs during a period of supply shortage.

↓
ASML Holding, a Dutch multinational company specializing in lithography solutions for semiconductor equipment, as macro softness weighed on its demand. Sentiment was also weak amid ongoing uncertainty in the semiconductor industry and concerns over stricter U.S. export controls, tariffs and the future of CHIPS Act funding.

↓	Sartorius Stedim Biotech, an international pharmaceutical and laboratory equipment supplier, faced pressure from a weak bioprocessing end market.
Martin Currie Sustainable International Equity ETF	PAGE 1	MCSE-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Martin Currie Sustainable International Equity ETF
11/30/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Martin Currie Sustainable International Equity ETF (NAV)	-15.93	4.01	4.67
MSCI All Country World ex-U.S. Index-NR	6.09	10.92	6.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of a predecessor mutual fund after the market close on October 28, 2022. Performance shown for periods ending on or prior to October 31, 2022, is the performance of the IS Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s IS Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$27,067,742
Total Number of Portfolio Holdings*	24
Total Management Fee Paid (based on a unitary fee)	$181,889
Portfolio Turnover Rate	18.47%
*	Does not include derivatives, except purchased options, if any.
Martin Currie Sustainable International Equity ETF	PAGE 2	MCSE-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*,†	% of Total Investments
Health Care	26.4%
Information Technology	23.6%
Industrials	17.4%
Consumer Discretionary	15.2%
Financials	7.4%
Materials	6.0%
Consumer Staples	4.0%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	74.6%
North America	21.7%
Australia & New Zealand	3.7%
Short-Term Investments	0.0%
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, Robbie McNab, CFA and Sam Cottrell, CFA were added as portfolio managers of the Fund and Ken Hughes, CFA stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Martin Currie Sustainable International Equity ETF	PAGE 3	MCSE-ATSR-0525

Franklin U.S. Equity Index ETF
USPX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Equity Index ETF returned 8.10%. The Fund compares its performance to the Morningstar US Target Market Exposure Index and the Linked Morningstar US Target Market Exposure Index†, which both returned 8.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Tesla.

Top detractors from performance:
↓	The only sector that detracted from the Fund’s absolute performance was materials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Advanced Micro Devices and Intel.
Franklin U.S. Equity Index ETF	PAGE 1	USPX-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Equity Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	8.10	15.19	10.40
Morningstar US Target Market Exposure Index	8.14	18.49	13.71
Linked Morningstar US Target Market Exposure Index†	8.14	15.20	10.42
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,226,389,682
Total Number of Portfolio Holdings*	560
Total Management Fee Paid (based on a unitary fee)	$347,421
Portfolio Turnover Rate	3.37%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Equity Index ETF	PAGE 2	USPX-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Equity Index ETF	PAGE 3	USPX-ATSR-0525

Franklin FTSE Russia ETF
FLRU
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Russia ETF	$0	0.00%
*	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index). Effective February 28, 2024, the Fund’s Underlying Index was discontinued by the index provider FTSE Russell. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Russia ETF 2/6/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Russia ETF (NAV)†	--	-79.55	-67.71
FTSE Russia Capped Index-NR††	--	--	--
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2025, the Fund’s unrounded NAV per share decreased from $0.005946 as of March 31, 2024, to $0.005939 as of March 31, 2025. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 1.65% has been disclosed in the Financial Highlights and differs from that which is reported here.
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2024, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.
Franklin FTSE Russia ETF	PAGE 1	FLRU-ATSR-0525

Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Russia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets*	$4,835
Total Number of Portfolio Holdings	36
Total Management Fee Paid (based on a unitary fee)	$0
Portfolio Turnover Rate	0.00%
*	As of March 31, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Net Assets)
*	As of March 31, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Russia ETF	PAGE 2	FLRU-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $998,129 in March 31, 2024 and $ 1,167,743 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2024 and $334,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $5,991 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $411,591 in March 31, 2024 and $1,500,152 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Annual Report	March 31, 2025
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin International Dividend Multiplier Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Dividend Multiplier Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Emerging Market Core Dividend Tilt Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$25.68	$23.88	$28.33	$30.78	$22.20
Income from investment operations[a]:
Net investment income[b]	1.08	1.07	1.39	1.32	0.84
Net realized and unrealized gains (losses)	1.60	1.86	(4.42)	(2.55)	8.55
Total from investment operations	2.68	2.93	(3.03)	(1.23)	9.39
Less distributions from net investment income	(1.32)	(1.13)	(1.42)	(1.22)	(0.81)
Net asset value, end of year	$27.04	$25.68	$23.88	$28.33	$30.78
Total return[c]	10.53%	12.67%	(10.36)%	(4.21)%	42.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.29%	0.45%	0.45%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%	0.29%[d]	0.45%[d]	0.45%[d]
Net investment income	3.99%	4.47%	5.83%	4.28%	3.15%
Supplemental data
Net assets, end of year (000’s)	$13,518	$12,838	$11,939	$17,000	$24,627
Portfolio turnover rate[e]	53.28%[f]	51.44%[f]	110.78%[f]	34.27%[f]	40.22%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	53.28%	51.44%	110.78%	34.27%	36.91%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Emerging Market Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 96.9%
	Brazil 3.6%
	Alupar Investimento SA, UNIT	Electric Utilities	500	$ 2,537
	Ambev SA	Beverages	21,000	49,497
	Banco do Brasil SA	Banks	8,500	41,835
	Banco Santander Brasil SA	Banks	2,000	9,330
	BB Seguridade Participacoes SA	Insurance	3,500	24,626
	Caixa Seguridade Participacoes SA	Insurance	3,000	7,810
	Cia Energetica de Minas Gerais	Electric Utilities	1,950	5,035
	Cosan SA	Oil, Gas & Consumable Fuels	6,500	8,387
	CPFL Energia SA	Electric Utilities	1,000	6,582
	CSN Mineracao SA	Metals & Mining	3,000	3,242
	Energisa SA	Electric Utilities	1,000	6,984
	Itausa SA	Banks	6,000	10,161
	Klabin SA	Containers & Packaging	4,500	14,660
	Localiza Rent a Car SA	Ground Transportation	4,000	23,458
	Lojas Renner SA	Specialty Retail	5,000	10,676
	Natura & Co. Holding SA	Personal Care Products	5,000	8,721
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,500	81,959
	Telefonica Brasil SA	Diversified Telecommunication Services	2,000	17,400
	Vale SA	Metals & Mining	13,500	133,641
	Vibra Energia SA	Specialty Retail	5,500	17,073
				483,614
	Chile 0.4%
	Banco de Chile	Banks	216,075	28,485
	Cia Sud Americana de Vapores SA	Marine Transportation	69,825	3,814
	Enel Americas SA	Electric Utilities	95,000	9,221
	Enel Chile SA	Electric Utilities	121,755	7,986
	Quinenco SA	Industrial Conglomerates	1,365	5,304
				54,810
	China 31.0%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,000	2,051
	Agricultural Bank of China Ltd., Class H	Banks	135,000	81,205
[a]	Alibaba Group Holding Ltd., Class A	Broadline Retail	18,000	296,133
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	5,015
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,170	17,447
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	4,686
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	500	7,872
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	5,640	61,907
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	2,506
	Bank of Beijing Co. Ltd., Class A	Banks	8,000	6,650
	Bank of Changsha Co. Ltd., Class A	Banks	1,500	1,895
	Bank of Chengdu Co. Ltd., Class A	Banks	1,500	3,549
	Bank of China Ltd., Class H	Banks	250,000	150,701
	Bank of Communications Co. Ltd., Class A	Banks	14,500	14,867
	Bank of Communications Co. Ltd., Class H	Banks	40,000	35,783
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,000	3,975
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,000	9,152
	Bank of Nanjing Co. Ltd., Class A	Banks	4,500	6,398
	Bank of Shanghai Co. Ltd., Class A	Banks	5,500	7,456
	Bank of Suzhou Co. Ltd., Class A	Banks	1,500	1,627
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	8,000	7,927
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	9,447
	BOC Hong Kong Holdings Ltd.	Banks	17,500	70,627
	BYD Co. Ltd., Class H	Automobiles	120	6,058
2	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BYD Electronic International Co. Ltd.	Communications Equipment	2,500	$ 12,949
	C&D International Investment Group Ltd.	Real Estate Management & Development	5,000	10,411
	China CITIC Bank Corp. Ltd., Class H	Banks	45,000	35,224
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,073
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	10,192
	China Construction Bank Corp., Class A	Banks	2,000	2,431
	China Construction Bank Corp., Class H	Banks	245,000	216,650
	China Everbright Bank Co. Ltd., Class A	Banks	18,500	9,624
	China Everbright Bank Co. Ltd., Class H	Banks	15,000	6,112
[b]	China Feihe Ltd.	Food Products	20,000	15,089
	China Hongqiao Group Ltd.	Metals & Mining	10,000	20,565
	China Life Insurance Co. Ltd., Class H	Insurance	37,000	71,334
	China Longyuan Power Group Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	4,572
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	15,000	12,011
	China Medical System Holdings Ltd.	Pharmaceuticals	7,000	6,703
	China Merchants Bank Co. Ltd., Class A	Banks	6,000	35,748
	China Merchants Bank Co. Ltd., Class H	Banks	14,000	82,593
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,692
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	3,000	5,467
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	11,488
	China Minsheng Banking Corp. Ltd., Class A	Banks	14,000	7,515
	China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	15,745
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	35,731
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,000	4,426
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	4,000	12,570
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	15,500	12,224
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	120,000	63,237
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,000	13,245
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	10,000	6,504
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	23,727
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,898
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	13,195
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	16,500	66,909
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	500	4,143
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	500	3,126
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	20,000	26,888
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,500	36,361
	China Zheshang Bank Co. Ltd., Class A	Banks	7,500	3,035
	China Zheshang Bank Co. Ltd., Class H	Banks	10,000	3,303
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,611
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	3,347
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	6,786
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,000	7,926
	CITIC Ltd., Class B	Industrial Conglomerates	30,000	37,017
	CNPC Capital Co. Ltd., Class A	Banks	1,500	1,317
	COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,321
franklintempleton.com	Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	$ 2,316
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	5,000	4,049
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,500	9,011
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	12,500	19,665
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	44,000	27,937
	Daqin Railway Co. Ltd., Class A	Ground Transportation	7,500	6,751
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	1,129
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,000	2,060
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	2,000	2,514
	ENN Energy Holdings Ltd.	Gas Utilities	3,500	28,881
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,000	2,450
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,720
	Focus Media Information Technology Co. Ltd., Class A	Media	5,500	5,314
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,500	12,300
	Fujian Sunner Development Co. Ltd., Class A	Food Products	500	1,034
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,500	4,583
	Giant Network Group Co. Ltd., Class A	Entertainment	500	969
	Goneo Group Co. Ltd., Class A	Electrical Equipment	290	2,874
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	12,513
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,000	1,368
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,510
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	500	1,821
	Guangzhou Development Group, Inc., Class A	Oil, Gas & Consumable Fuels	1,500	1,315
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	4,000	9,469
[b]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	10,000	14,498
[a]	H World Group Ltd.	Hotels, Restaurants & Leisure	1,500	5,504
[a,b]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	8,000	18,056
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,500	5,644
	Haier Smart Home Co. Ltd., Class H	Household Durables	7,000	22,493
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	1,420
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	500	1,562
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	Food Products	500	1,549
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	500	952
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	1,000	2,582
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,000	3,712
	Hengan International Group Co. Ltd.	Personal Care Products	2,750	7,670
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,054
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	500	1,058
	Hisense Home Appliances Group Co. Ltd., Class A	Household Durables	500	2,044
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	6,709
	Hisense Visual Technology Co. Ltd., Class A	Household Durables	500	1,708
	HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	2,177
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	2,374
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	5,810
4	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	$ 1,796
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,500	5,691
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	6,000	9,624
	Huaxia Bank Co. Ltd., Class A	Banks	6,500	7,005
	Huaxin Cement Co. Ltd., Class A	Construction Materials	500	955
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,728
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	1,913
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	1,000	2,835
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	1,713
	Industrial & Commercial Bank of China Ltd., Class H	Banks	220,000	156,652
	Industrial Bank Co. Ltd., Class A	Banks	7,500	22,296
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,651
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	3,500	3,027
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,000	2,267
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	1,090
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	9,662
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,000	10,880
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	2,380
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	1,766
[a]	JD.com, Inc., Class A	Broadline Retail	4,500	93,004
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	2,000	1,448
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	1,000	1,510
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	500	5,247
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	500	2,400
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,000	1,455
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,130	3,683
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	500	818
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,580	1,790
[a]	KE Holdings, Inc., Class A	Real Estate Management & Development	5,000	34,060
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	2,500	7,117
	Kingnet Network Co. Ltd., Class A	Entertainment	500	1,105
	Kweichow Moutai Co. Ltd., Class A	Beverages	500	107,420
	LB Group Co. Ltd., Class A	Chemicals	1,000	2,450
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	39,000	52,533
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	25,577
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,465
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,419
[a,b]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,920	12,508
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	7,141
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,000	1,423
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	5,500	110,137
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,000	1,497
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,000	1,269
	NARI Technology Co. Ltd., Class A	Electrical Equipment	3,000	9,042
[a]	NetEase, Inc.	Entertainment	4,317	87,668
franklintempleton.com	Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	2,000	$ 9,396
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	200	2,517
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	500	2,035
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	500	3,975
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	2,000	8,676
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	20,668
	Perfect World Co. Ltd., Class A	Entertainment	1,000	1,579
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	104,000	84,079
	PICC Property & Casualty Co. Ltd., Class H	Insurance	32,000	59,144
	Ping An Bank Co. Ltd., Class A	Banks	7,000	10,848
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	2,500	17,764
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	20,200	120,209
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,184
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	5,684
[a,b]	Pop Mart International Group Ltd.	Specialty Retail	200	4,023
	Postal Savings Bank of China Co. Ltd., Class A	Banks	15,500	11,114
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	40,000	24,729
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,000	1,352
[b]	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	5,000	4,139
	Sailun Group Co. Ltd., Class A	Automobile Components	1,500	2,979
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	9,543
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	1,391
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	1,467
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	500	1,521
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	500	1,221
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	4,500	2,360
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	16,000	12,257
	Shanghai Baosight Software Co. Ltd., Class A	Software	1,000	4,196
	Shanghai Baosight Software Co. Ltd., Class B	Software	3,500	6,212
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	200	5,015
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,500	2,794
	Shanghai M&G Stationery, Inc., Class A	Commercial Services & Supplies	500	2,105
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	4,591
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,500	1,160
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	1,000	1,481
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	1,891
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,656
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	500	14,746
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	2,453
6	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	$ 3,745
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,619
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	413	5,153
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	30,025
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,218
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,500	2,732
	Sinoma International Engineering Co., Class A	Construction & Engineering	1,000	1,318
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	1,025
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	500	2,208
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,000	13,912
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,076
	Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,820
	Sinotruk Hong Kong Ltd.	Machinery	2,500	6,780
	SooChow Securities Co. Ltd., Class A	Capital Markets	2,000	2,147
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	10,000	2,468
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	375	2,741
	Tasly Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	500	1,040
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	1,835
[a]	Tencent Holdings Ltd.	Interactive Media & Services	6,200	396,052
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	Pharmaceuticals	1,000	2,250
	Tianqi Lithium Corp., Class A	Chemicals	500	2,086
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	2,000	2,444
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,042
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	5,266
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,005	2,328
	Uni-President China Holdings Ltd.	Food Products	5,000	5,752
	Want Want China Holdings Ltd.	Food Products	20,000	12,596
	Weichai Power Co. Ltd., Class A	Machinery	2,500	5,646
	Weichai Power Co. Ltd., Class H	Machinery	10,000	21,053
	Western Mining Co. Ltd., Class A	Metals & Mining	1,000	2,341
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	240	1,531
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,734
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,500	27,116
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	2,257
	Wuxi Autowell Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	205	1,131
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,427
[a,b,c]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	14,000	88,531
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	19,000	7,326
[b]	Yadea Group Holdings Ltd.	Automobiles	6,000	11,645
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,950	3,575
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	16,100	16,699
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	1,714
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,500	1,666
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	5,000	3,400
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	3,909
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	500	2,119
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	500	1,573
	Yutong Bus Co. Ltd., Class A	Machinery	1,000	3,649
	Zangge Mining Co. Ltd., Class A	Chemicals	500	2,466
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	2,000	4,192
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,342
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,500	1,943
franklintempleton.com	Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	$ 824
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,500	2,746
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	2,000	3,873
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,500	4,396
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,000	786
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,000	3,105
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	7,000	5,146
	ZTE Corp., Class A	Communications Equipment	1,500	7,064
	ZTE Corp., Class H	Communications Equipment	4,000	12,262
[a]	ZTO Express Cayman, Inc.	Air Freight & Logistics	2,000	39,459
				4,193,693
	Colombia 0.4%
	Bancolombia SA	Banks	1,390	15,583
	Ecopetrol SA	Oil, Gas & Consumable Fuels	23,795	11,777
	Grupo Energia Bogota SA ESP	Gas Utilities	14,420	9,802
	Interconexion Electrica SA ESP	Electric Utilities	2,515	11,458
				48,620
	Czech Republic 0.4%
	CEZ AS	Electric Utilities	740	36,562
	Komercni Banka AS	Banks	350	16,899
				53,461
	Greece 0.5%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	945	15,312
	Jumbo SA	Specialty Retail	210	5,744
	Metlen Energy & Metals SA	Industrial Conglomerates	460	20,174
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	265	6,320
	National Bank of Greece SA	Banks	730	7,452
	OPAP SA	Hotels, Restaurants & Leisure	870	17,226
				72,228
	Hong Kong 1.7%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	5,758
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	10,257
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	15,000	6,632
	China Gas Holdings Ltd., Class A	Gas Utilities	12,000	10,935
	China Mengniu Dairy Co. Ltd., Class B	Food Products	15,000	37,016
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	9,415
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	7,500	27,088
	China Resources Gas Group Ltd., Class A	Gas Utilities	4,000	11,927
	China Resources Land Ltd., Class H	Real Estate Management & Development	15,000	49,741
	Far East Horizon Ltd.	Financial Services	5,000	4,094
	Geely Automobile Holdings Ltd.	Automobiles	2,000	4,277
	Guangdong Investment Ltd.	Water Utilities	15,000	11,028
	Kunlun Energy Co. Ltd.	Gas Utilities	20,000	19,511
	Orient Overseas International Ltd.	Marine Transportation	750	11,115
	Xinyi Glass Holdings Ltd.	Building Products	10,000	9,858
				228,652
8	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hungary 0.2%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,825	$ 14,331
	Richter Gedeon Nyrt	Pharmaceuticals	725	19,936
				34,267
	India 14.1%
	Ashok Leyland Ltd.	Machinery	7,985	19,079
	Asian Paints Ltd.	Chemicals	245	6,709
	Bank of Baroda	Banks	5,120	13,690
	Bank of India	Banks	4,325	5,420
	Bharat Forge Ltd.	Automobile Components	745	10,191
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	9,095	29,632
	Bosch Ltd.	Automobile Components	45	14,930
	Britannia Industries Ltd.	Food Products	520	30,035
	Canara Bank	Banks	9,025	9,398
	Coal India Ltd.	Oil, Gas & Consumable Fuels	11,255	52,435
	Colgate-Palmolive India Ltd.	Personal Care Products	690	19,292
	Container Corp. of India Ltd.	Ground Transportation	1,355	10,964
	Cummins India Ltd.	Machinery	660	23,566
[d]	Dixon Technologies India Ltd.	Household Durables	185	28,526
	GAIL India Ltd.	Gas Utilities	14,460	30,966
	Godrej Consumer Products Ltd.	Personal Care Products	2,025	27,465
	HCL Technologies Ltd.	IT Services	5,575	103,872
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	445	20,898
	HDFC Bank Ltd.	Banks	6,155	131,651
	Hero MotoCorp Ltd.	Automobiles	685	29,837
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,400	18,550
	Hindustan Unilever Ltd.	Personal Care Products	1,300	34,356
	Indian Bank	Banks	1,385	8,771
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	17,820	26,624
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	3,995	5,815
	Indraprastha Gas Ltd.	Gas Utilities	3,740	8,888
	Info Edge India Ltd.	Interactive Media & Services	215	18,064
	Infosys Ltd.	IT Services	11,125	204,434
	ITC Ltd.	Tobacco	14,625	70,111
	Larsen & Toubro Ltd.	Construction & Engineering	100	4,086
[b]	LTIMindtree Ltd.	IT Services	265	13,925
	Mahindra & Mahindra Ltd.	Automobiles	750	23,392
	Marico Ltd.	Food Products	725	5,527
	Maruti Suzuki India Ltd.	Automobiles	25	3,370
	Motilal Oswal Financial Services Ltd.	Capital Markets	860	6,192
	Mphasis Ltd.	IT Services	430	12,578
	NHPC Ltd.	Independent Power Producers & Energy Traders	13,845	13,315
	NMDC Ltd.	Metals & Mining	17,235	13,891
	NTPC Ltd.	Independent Power Producers & Energy Traders	22,785	95,328
	Oberoi Realty Ltd.	Real Estate Management & Development	260	4,981
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	21,435	61,788
	Oil India Ltd.	Oil, Gas & Consumable Fuels	2,980	13,484
	Oracle Financial Services Software Ltd.	Software	125	11,482
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	30	14,985
	Patanjali Foods Ltd.	Food Products	455	9,627
	Persistent Systems Ltd.	IT Services	405	26,126
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,800	13,053
	Power Finance Corp. Ltd.	Financial Services	6,200	30,049
	Power Grid Corp. of India Ltd.	Electric Utilities	21,685	73,664
	Punjab National Bank	Banks	5,595	6,293
	REC Ltd.	Financial Services	5,300	26,614
	Shriram Finance Ltd.	Consumer Finance	6,485	49,772
	State Bank of India	Banks	765	6,905
franklintempleton.com	Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Steel Authority of India Ltd.	Metals & Mining	3,415	$ 4,602
	Tata Communications Ltd.	Diversified Telecommunication Services	535	9,878
	Tata Consultancy Services Ltd.	IT Services	1,255	52,949
	Tata Elxsi Ltd.	Software	80	4,881
	Tata Steel Ltd.	Metals & Mining	15,095	27,240
	Tata Technologies Ltd.	IT Services	415	3,301
	Tech Mahindra Ltd.	IT Services	3,355	55,670
	Torrent Power Ltd.	Electric Utilities	115	2,001
	UltraTech Cement Ltd.	Construction Materials	235	31,645
	Union Bank of India Ltd.	Banks	7,460	11,013
	Vedanta Ltd.	Metals & Mining	7,695	41,719
	Voltas Ltd.	Construction & Engineering	925	15,786
	Wipro Ltd.	IT Services	15,080	46,269
[c]	Zomato Ltd.	Hotels, Restaurants & Leisure	21,295	50,252
				1,911,802
	Indonesia 1.8%
	Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	74,500	8,300
	Aneka Tambang Tbk. PT	Metals & Mining	44,000	4,344
	Astra International Tbk. PT, Class H	Industrial Conglomerates	87,500	25,996
[c]	Bank Mandiri Persero Tbk. PT, Class A	Banks	176,000	55,266
[c]	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	67,000	17,155
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	284,000	69,456
	Golden Energy Mines Tbk. PT	Oil, Gas & Consumable Fuels	3,500	1,744
	Indofood Sukses Makmur Tbk. PT	Food Products	20,500	8,789
	Indosat Tbk. PT	Wireless Telecommunication Services	27,000	2,372
[b]	Pertamina Geothermal Energy PT	Independent Power Producers & Energy Traders	30,500	1,483
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	103,500	3,156
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	231,000	33,618
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	40,000	1,667
	Unilever Indonesia Tbk. PT	Household Products	26,500	2,024
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	6,500	9,244
				244,614
	Kuwait 0.1%
	Kuwait Finance House KSCP	Banks	6,000	15,467
	Malaysia 2.5%
	AMMB Holdings Bhd.	Banks	12,000	15,144
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	19,000	7,664
	CIMB Group Holdings Bhd., Class A	Banks	47,000	74,141
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,500	6,172
	KLCCP Stapled Group	Diversified REITs	3,000	5,740
	Malayan Banking Bhd.	Banks	35,000	79,820
	Maxis Bhd.	Wireless Telecommunication Services	16,000	12,223
	MISC Bhd.	Marine Transportation	11,500	18,581
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	2,000	8,239
	Petronas Gas Bhd.	Gas Utilities	1,000	3,804
	RHB Bank Bhd.	Banks	20,000	30,828
	Sime Darby Bhd.	Industrial Conglomerates	20,500	10,210
	Tenaga Nasional Bhd.	Electric Utilities	18,000	54,274
	Westports Holdings Bhd.	Transportation Infrastructure	5,500	5,949
				332,789
	Mexico 2.2%
	Fibra Uno Administracion SA de CV	Diversified REITs	13,850	16,187
	Fomento Economico Mexicano SAB de CV	Beverages	10,425	101,828
[b]	GMexico Transportes SAB de CV, Class C	Ground Transportation	2,790	4,446
10	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	290	$ 5,364
	Grupo Financiero Banorte SAB de CV, Class O	Banks	14,150	98,166
	Grupo Mexico SAB de CV, Class B	Metals & Mining	4,725	23,632
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	7,170	11,758
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	13,225	36,433
				297,814
	Peru 0.5%
	Credicorp Ltd.	Banks	335	62,364
	Philippines 0.2%
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,500	5,059
	Manila Electric Co.	Electric Utilities	1,500	14,417
[b]	Monde Nissin Corp.	Food Products	30,000	3,790
	PLDT, Inc.	Wireless Telecommunication Services	425	9,440
				32,706
[c,e,f]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	54,971	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
	GMK Norilskiy Nickel PAO	Metals & Mining	69,300	—
	Inter RAO UES PJSC	Electric Utilities	811,741	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
	PhosAgro PJSC	Chemicals	1,073	—
	PhosAgro PJSC	Chemicals	21	—
[d]	PhosAgro PJSC, GDR	Chemicals	1	—
	Polyus PJSC	Metals & Mining	7,560	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
	Severstal PAO	Metals & Mining	6,090	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	132,846	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
	United Co. RUSAL International PJSC	Metals & Mining	24,749	—
				—
	Saudi Arabia 4.5%
	Arab National Bank	Banks	4,540	27,958
	Arabian Drilling Co.	Energy Equipment & Services	135	3,448
	Banque Saudi Fransi	Banks	6,305	31,264
	Etihad Etisalat Co.	Wireless Telecommunication Services	1,995	32,442
	Jarir Marketing Co.	Specialty Retail	3,230	11,177
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	255	7,831
	Riyad Bank	Banks	7,450	65,441
	SABIC Agri-Nutrients Co.	Chemicals	1,195	33,769
	Sahara International Petrochemical Co.	Chemicals	1,820	10,092
[b]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	15,025	107,147
	Saudi Aramco Base Oil Co.	Chemicals	270	7,558
	Saudi Awwal Bank	Banks	5,130	51,285
	Saudi Basic Industries Corp.	Chemicals	4,510	76,587
	Saudi Investment Bank	Banks	3,305	12,846
	Saudi National Bank	Banks	12,425	118,748
	Yanbu National Petrochemical Co.	Chemicals	1,375	12,720
				610,313
	Singapore 0.1%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,000	7,802
franklintempleton.com	Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Africa 3.1%
	Absa Group Ltd.	Banks	4,275	$ 41,140
	Bidvest Group Ltd.	Industrial Conglomerates	1,675	21,448
	FirstRand Ltd.	Financial Services	26,325	102,827
	Kumba Iron Ore Ltd.	Metals & Mining	350	5,938
	Mr. Price Group Ltd.	Specialty Retail	1,335	16,084
	Naspers Ltd., Class N	Broadline Retail	80	19,652
	Nedbank Group Ltd.	Banks	2,500	34,968
	Old Mutual Ltd.	Insurance	24,665	15,959
	Sanlam Ltd.	Insurance	9,290	41,798
	Standard Bank Group Ltd.	Banks	6,690	87,085
	Vodacom Group Ltd.	Wireless Telecommunication Services	2,830	19,303
	Woolworths Holdings Ltd.	Broadline Retail	4,955	13,740
				419,942
	South Korea 5.5%
	Coway Co. Ltd.	Household Durables	195	10,727
	DB Insurance Co. Ltd., Class A	Insurance	210	12,636
	GS Holdings Corp.	Industrial Conglomerates	370	9,247
	Hana Financial Group, Inc.	Banks	1,440	58,284
	Hyundai Motor Co.	Automobiles	605	81,023
	Industrial Bank of Korea	Banks	1,270	12,264
[c]	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	575	6,506
	Kia Corp.	Automobiles	1,130	70,831
	Korea Investment Holdings Co. Ltd.	Capital Markets	220	10,907
	KT&G Corp.	Tobacco	590	40,509
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	705	6,712
	Samsung Card Co. Ltd.	Consumer Finance	125	3,400
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,420	252,004
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	30	7,283
	Samsung Life Insurance Co. Ltd.	Insurance	520	29,275
	Samsung Securities Co. Ltd.	Capital Markets	320	9,834
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	470	60,868
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	530	19,976
	Woori Financial Group, Inc.	Banks	3,265	36,586
				738,872
	Taiwan 18.3%
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	16,015
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	193	15,927
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,000	64,604
	Asia Cement Corp.	Construction Materials	10,000	14,065
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	200	3,668
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	14,259
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,770	23,788
	Chailease Holding Co. Ltd., Class A	Financial Services	8,730	30,500
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	12,000	18,143
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	16,900
	CTBC Financial Holding Co. Ltd., Class A	Banks	65,000	77,231
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	370	6,073
	Eva Airways Corp., Class H	Passenger Airlines	15,000	18,319
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,000	33,205
	Far Eastern New Century Corp.	Industrial Conglomerates	5,000	4,954
	Formosa Chemicals & Fibre Corp.	Chemicals	25,000	19,615
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	7,000	7,716
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	14,577
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	11,529
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	20,000	87,945
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	15,000	12,559
12	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Innolux Corp.	Electronic Equipment, Instruments & Components	40,000	$ 18,191
Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	19,065
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	145	10,285
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	32,032
Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	260	10,767
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,450	186,296
momo.com, Inc.	Broadline Retail	483	5,055
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	3,042
Nien Made Enterprise Co. Ltd.	Household Durables	950	11,273
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,100	50,885
Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	27,796
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	15,842
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,500	12,861
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	12,000	81,139
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	10,843
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,271	35,772
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	11,317
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,000	15,053
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	24,561
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	43,115	1,181,678
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	11,806
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,600	15,348
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,000	16,716
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	60,000	80,687
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,457	12,498
Voltronic Power Technology Corp.	Electrical Equipment	150	6,912
Walsin Lihwa Corp.	Electrical Equipment	5,000	3,464
Wistron Corp.	Technology Hardware, Storage & Peripherals	4,000	11,481
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	520	25,607
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	16,806
			2,476,670
Thailand 1.3%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,500	44,584
Home Product Center PCL, NVDR	Specialty Retail	24,500	6,211
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,500	10,811
Kasikornbank PCL, NVDR	Banks	2,000	9,521
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	25,755
PTT Global Chemical PCL, NVDR	Chemicals	8,000	4,056
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	50,500	47,634
SCG Packaging PCL, NVDR	Containers & Packaging	5,500	2,172
Siam Cement PCL, NVDR	Construction Materials	1,500	6,898
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,500	3,250
TMBThanachart Bank PCL, NVDR	Banks	209,000	12,075
			172,967
Turkey 0.5%
Ford Otomotiv Sanayi AS	Automobiles	335	9,346
Haci Omer Sabanci Holding AS	Banks	1,155	2,557
KOC Holding AS	Industrial Conglomerates	3,320	14,308
Tofas Turk Otomobil Fabrikasi AS	Automobiles	625	2,952
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	5,740	14,486
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,185	15,214
Yapi ve Kredi Bankasi AS	Banks	14,950	9,468
			68,331
franklintempleton.com	Annual Report	13

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Arab Emirates 3.8%
	Abu Dhabi Commercial Bank PJSC	Banks	15,915	$ 47,229
	Abu Dhabi Islamic Bank PJSC	Banks	7,420	32,403
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,560	14,403
	ADNOC Drilling Co. PJSC	Energy Equipment & Services	9,700	13,574
	Dubai Electricity & Water Authority PJSC	Multi-Utilities	48,300	32,480
	Dubai Islamic Bank PJSC	Banks	15,165	29,603
	Emaar Development PJSC	Real Estate Management & Development	4,415	14,724
	Emaar Properties PJSC	Real Estate Management & Development	15,565	56,572
	Emirates Integrated Telecommunications Co. PJSC	Diversified Telecommunication Services	4,815	10,566
	Emirates NBD Bank PJSC	Banks	13,865	76,251
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,430	80,197
	Fertiglobe PLC	Chemicals	6,685	3,858
	First Abu Dhabi Bank PJSC	Banks	22,995	86,520
	Salik Co. PJSC	Transportation Infrastructure	9,615	13,167
				511,547
	United States 0.2%
	JBS SA	Food Products	3,000	21,532
	Total Common Stocks (Cost $12,779,604)			13,094,877
	Preferred Stocks 2.7%
	Brazil 2.1%
[g]	Cia Energetica de Minas Gerais, 12.456%, pfd.	Electric Utilities	10,000	17,913
[g]	Itau Unibanco Holding SA, 7.014%, pfd.	Banks	22,000	120,646
[g]	Itausa SA, 8.942%, pfd.	Banks	31,000	51,147
[g]	Petroleo Brasileiro SA, 15.875%, pfd.	Oil, Gas & Consumable Fuels	14,500	94,073
				283,779
	Colombia 0.2%
[g]	Bancolombia SA, 9.255%, pfd.	Banks	2,270	22,817
[c,e,f]	Russia 0.0%
	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	162,582	—
	South Korea 0.4%
[g]	Hyundai Motor Co., 8.159%, pfd.	Automobiles	160	16,114
[g]	Hyundai Motor Co., 8.181%, pfd.	Automobiles	100	10,003
[g]	Samsung Electronics Co. Ltd., 2.301%, pfd.	Technology Hardware, Storage & Peripherals	1,085	34,779
				60,896
	Total Preferred Stocks (Cost $436,985)			367,492
	Total Investments before Short-Term Investments (Cost $13,216,589)			13,462,369
14	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[h,i]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	7	$ 7
	Total Short-Term Investments (Cost $7)			7
	Total Investments (Cost $13,216,596) 99.6%			13,462,376
	Other Assets, less Liabilities 0.4%			56,077
	Net Assets 100.0%			$ 13,518,453
†Rounds to less than 0.1% of net assets.
[a]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At March 31, 2025, the value of these securities was $1,194,531, representing 8.8% of net assets.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $536,724, representing 4.0% of net assets.
[c]Non-income producing.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $28,526, representing 0.2% of net assets.
[e]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[f]See Note 6 regarding investments in Russian securities.
[g]Variable rate security. The rate shown represents the yield at period end.
[h]The rate shown is the annualized seven-day effective yield at period end.
[i]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$ 55,540	6/20/25	$ (1,897)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 93.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

Franklin Templeton ETF Trust
Financial Highlights
Franklin International Core Dividend Tilt Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$32.06	$28.63	$28.65	$26.52	$22.55
Income from investment operations[a]:
Net investment income[b]	1.18	1.07	1.21	1.00	0.73
Net realized and unrealized gains (losses)	0.40	3.31	0.43	1.93	5.27
Total from investment operations	1.58	4.38	1.64	2.93	6.00
Less distributions from:
Net investment income	(1.35)	(0.95)	(1.19)	(0.80)	(0.91)
Net realized gains	—	—	(0.47)	—	(1.12)
Total distributions	(1.35)	(0.95)	(1.66)	(0.80)	(2.03)
Net asset value, end of year	$32.29	$32.06	$28.63	$28.65	$26.52
Total return[c]	5.14%	15.64%	6.56%	11.13%	27.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%[d]	0.11%[e]	0.12%	0.40%	0.40%
Expenses net of waiver and payments by affiliates	0.09%[d,f]	0.11%[e,f]	0.12%[f]	0.40%	0.40%
Net investment income	3.72%	3.64%	4.49%	3.54%	2.97%
Supplemental data
Net assets, end of year (000’s)	$1,269,148	$766,199	$240,459	$17,192	$13,260
Portfolio turnover rate[g]	26.28%[h]	21.29%[h]	49.07%[h]	30.20%[h]	42.33%[h]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025.
[e]Expense ratios include European Union tax reclaims contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	26.10%	21.29%	49.07%	30.20%	41.62%
16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin International Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 98.5%
	Australia 10.6%
	ANZ Group Holdings Ltd.	Banks	472,779	$ 8,570,270
	APA Group	Gas Utilities	284,925	1,402,653
	ASX Ltd.	Capital Markets	42,444	1,722,886
	Atlas Arteria Ltd.	Transportation Infrastructure	257,808	779,167
	BHP Group Ltd.	Metals & Mining	518,760	12,348,735
	Brambles Ltd.	Commercial Services & Supplies	65,633	819,211
	Cochlear Ltd.	Health Care Equipment & Supplies	800	130,762
	Coles Group Ltd.	Consumer Staples Distribution & Retail	299,859	3,649,320
	Commonwealth Bank of Australia	Banks	120,651	11,347,472
	CSL Ltd.	Biotechnology	25,545	3,968,131
	Dexus	Office REITs	242,088	1,068,069
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	313,614	750,446
	Fortescue Ltd.	Metals & Mining	372,957	3,572,113
	Goodman Group	Industrial REITs	82,033	1,453,309
	GPT Group	Diversified REITs	456,273	1,239,664
	Insurance Australia Group Ltd.	Insurance	348,591	1,674,801
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	503,040	1,492,114
	Macquarie Group Ltd.	Capital Markets	26,724	3,274,658
	Medibank Pvt Ltd.	Insurance	627,621	1,736,493
	Mirvac Group	Diversified REITs	900,363	1,172,618
	National Australia Bank Ltd.	Banks	209,862	4,448,983
	Northern Star Resources Ltd.	Metals & Mining	42,444	484,545
	Origin Energy Ltd.	Electric Utilities	386,319	2,534,936
	Pro Medicus Ltd.	Health Care Technology	13,362	1,663,558
	REA Group Ltd.	Interactive Media & Services	10,218	1,397,951
	Rio Tinto Ltd.	Metals & Mining	73,884	5,317,254
	Rio Tinto PLC	Metals & Mining	184,317	10,911,617
	Santos Ltd.	Oil, Gas & Consumable Fuels	740,363	3,072,639
	Scentre Group	Retail REITs	1,203,366	2,519,589
	SEEK Ltd.	Interactive Media & Services	32,226	429,747
	Sonic Healthcare Ltd.	Health Care Providers & Services	111,255	1,785,904
	Stockland	Diversified REITs	561,204	1,713,600
	Suncorp Group Ltd.	Insurance	259,380	3,108,196
	Telstra Group Ltd.	Diversified Telecommunication Services	927,480	2,433,208
	TPG Telecom Ltd.	Diversified Telecommunication Services	98,844	295,654
	Transurban Group	Transportation Infrastructure	731,373	6,102,561
	Treasury Wine Estates Ltd.	Beverages	133,227	809,449
	Vicinity Ltd.	Retail REITs	846,129	1,159,984
	Wesfarmers Ltd.	Broadline Retail	162,702	7,300,932
	Westpac Banking Corp.	Banks	241,302	4,747,097
	WiseTech Global Ltd.	Software	30,654	1,551,659
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	470,421	6,777,463
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	67,989	1,251,955
				133,991,373
	Austria 0.7%
	ANDRITZ AG	Machinery	14,541	812,062
[a]	BAWAG Group AG	Banks	16,899	1,734,160
	Erste Group Bank AG	Banks	34,977	2,407,480
	Mondi PLC	Paper & Forest Products	96,678	1,431,933
	OMV AG	Oil, Gas & Consumable Fuels	29,868	1,532,513
	Verbund AG	Electric Utilities	5,600	395,915
				8,314,063
	Belgium 0.5%
	Ageas SA	Insurance	34,584	2,067,746
	Colruyt Group NV	Consumer Staples Distribution & Retail	5,109	209,713
franklintempleton.com	Annual Report	17

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Belgium (continued)
	KBC Group NV	Banks	23,187	$ 2,103,915
	UCB SA	Pharmaceuticals	4,716	829,085
	Warehouses De Pauw CVA	Industrial REITs	36,549	865,407
				6,075,866
	China 0.0%†
[a]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	393,000	473,804
	Denmark 2.5%
	AP Moller - Maersk AS, Class A	Marine Transportation	176	300,948
	AP Moller - Maersk AS, Class B	Marine Transportation	282	489,347
	Coloplast AS, Class B	Health Care Equipment & Supplies	33,012	3,456,684
	Danske Bank AS	Banks	147,375	4,803,178
	DSV AS	Air Freight & Logistics	4,716	909,851
	Novo Nordisk AS, Class B	Pharmaceuticals	288,855	19,648,179
	Tryg AS	Insurance	69,168	1,643,400
				31,251,587
	Finland 2.0%
	Elisa OYJ	Diversified Telecommunication Services	30,261	1,473,573
	Fortum OYJ	Electric Utilities	94,320	1,539,475
	Kesko OYJ, Class A	Consumer Staples Distribution & Retail	19,257	388,987
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	56,592	1,153,231
	Kone OYJ, Class B	Machinery	75,456	4,143,847
	Metso OYJ	Machinery	148,066	1,519,759
	Neste OYJ	Oil, Gas & Consumable Fuels	89,211	822,385
	Nordea Bank Abp	Banks	651,594	8,283,497
	Orion OYJ, Class A	Pharmaceuticals	5,895	343,860
	Orion OYJ, Class B	Pharmaceuticals	23,580	1,397,346
	UPM-Kymmene OYJ	Paper & Forest Products	116,328	3,103,742
	Wartsila OYJ Abp	Machinery	62,880	1,113,598
				25,283,300
	France 9.3%
	Air Liquide SA	Chemicals	6,681	1,263,954
	Airbus SE	Aerospace & Defense	5,502	967,444
[a]	Amundi SA	Capital Markets	12,969	1,008,657
	AXA SA	Insurance	193,749	8,245,939
	BNP Paribas SA	Banks	154,842	12,863,999
	Bouygues SA	Construction & Engineering	42,837	1,684,784
	Bureau Veritas SA	Professional Services	69,561	2,099,407
	Capgemini SE	IT Services	4,716	703,258
	Cie Generale des Etablissements Michelin SCA	Automobile Components	14,000	490,130
	Credit Agricole SA	Banks	264,882	4,799,758
	Danone SA	Food Products	45,981	3,518,531
	Dassault Systemes SE	Software	53,448	2,017,245
	Engie SA	Multi-Utilities	405,576	7,901,195
	EssilorLuxottica SA	Health Care Equipment & Supplies	11,397	3,267,352
	Hermes International SCA	Textiles, Apparel & Luxury Goods	2,040	5,312,902
	Kering SA	Textiles, Apparel & Luxury Goods	15,720	3,241,965
	Legrand SA	Electrical Equipment	7,860	825,604
	L’Oreal SA	Personal Care Products	8,646	3,202,018
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	18,864	11,649,476
	Orange SA	Diversified Telecommunication Services	378,459	4,903,695
	Pernod Ricard SA	Beverages	26,724	2,634,428
	Sanofi SA	Pharmaceuticals	124,581	13,715,626
	Schneider Electric SE	Electrical Equipment	40,479	9,215,136
	TotalEnergies SE	Oil, Gas & Consumable Fuels	116,721	7,522,058
18	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Veolia Environnement SA	Multi-Utilities	34,977	$ 1,199,584
	Vinci SA	Construction & Engineering	31,047	3,900,352
				118,154,497
	Germany 7.2%
	adidas AG	Textiles, Apparel & Luxury Goods	3,144	735,946
	Allianz SE	Insurance	31,047	11,808,373
	BASF SE	Chemicals	178,422	8,845,414
	Bayerische Motoren Werke AG	Automobiles	61,308	4,879,453
	Daimler Truck Holding AG	Machinery	76,242	3,057,079
	Deutsche Post AG	Air Freight & Logistics	140,301	5,983,321
	Deutsche Telekom AG	Diversified Telecommunication Services	163,488	6,043,246
	E.ON SE	Multi-Utilities	22,794	343,725
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	88,032	2,890,328
	Mercedes-Benz Group AG	Automobiles	149,340	8,741,777
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,179	741,719
	Rheinmetall AG	Aerospace & Defense	2,358	3,359,642
	SAP SE	Software	72,312	19,090,442
	Siemens AG	Industrial Conglomerates	51,090	11,694,220
[b]	Siemens Energy AG	Electrical Equipment	29,868	1,737,063
	Vonovia SE	Real Estate Management & Development	33,012	890,063
				90,841,811
	Hong Kong 2.7%
	AIA Group Ltd.	Insurance	245,000	1,845,302
	CK Asset Holdings Ltd.	Real Estate Management & Development	411,300	1,662,582
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	145,000	868,476
	CLP Holdings Ltd.	Electric Utilities	415,400	3,385,006
	Hang Seng Bank Ltd.	Banks	160,000	2,167,526
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	284,500	817,266
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	800,521	1,070,064
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	2,470,000	2,123,864
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	91,950	4,074,953
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	39,300	1,664,748
	Link REIT	Retail REITs	550,200	2,574,101
	MTR Corp. Ltd.	Ground Transportation	335,500	1,097,448
	Power Assets Holdings Ltd.	Electric Utilities	305,500	1,829,788
	Sino Land Co. Ltd.	Real Estate Management & Development	800,000	800,997
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	393,398	3,736,631
	Swire Pacific Ltd., Class A	Industrial Conglomerates	17,500	154,300
	Swire Properties Ltd.	Real Estate Management & Development	235,800	517,043
	Techtronic Industries Co. Ltd.	Machinery	170,600	2,044,709
[a]	WH Group Ltd.	Food Products	1,677,000	1,538,987
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	393,270	956,347
				34,930,138
	Ireland 0.2%
	DCC PLC	Industrial Conglomerates	3,144	208,790
	Experian PLC	Professional Services	38,121	1,755,624
				1,964,414
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	85,674	638,953
	Israel 0.5%
	Azrieli Group Ltd.	Real Estate Management & Development	5,502	367,888
	Bank Hapoalim BM	Banks	134,013	1,800,768
	Bank Leumi Le-Israel BM	Banks	110,433	1,476,213
franklintempleton.com	Annual Report	19

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Israel (continued)
	Israel Discount Bank Ltd., Class A	Banks	158,477	$ 1,093,663
	Mizrahi Tefahot Bank Ltd.	Banks	28,296	1,264,112
				6,002,644
	Italy 5.2%
	A2A SpA	Multi-Utilities	326,583	784,925
	Banca Mediolanum SpA	Financial Services	44,409	713,323
	Banco BPM SpA	Banks	282,932	2,856,355
	Enel SpA	Electric Utilities	1,419,909	11,498,797
	Eni SpA	Oil, Gas & Consumable Fuels	466,491	7,204,817
	Ferrari NV	Automobiles	6,681	2,830,437
	FinecoBank Banca Fineco SpA	Banks	103,359	2,031,444
	Generali	Insurance	124,188	4,343,711
[a]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	79,633	842,132
	Intesa Sanpaolo SpA	Banks	2,370,576	12,122,342
	Mediobanca Banca di Credito Finanziario SpA	Banks	128,904	2,404,016
	Moncler SpA	Textiles, Apparel & Luxury Goods	18,864	1,153,333
[a]	Poste Italiane SpA	Insurance	96,678	1,715,812
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	19,650	1,110,117
	Snam SpA	Gas Utilities	477,495	2,473,215
	Terna - Rete Elettrica Nazionale	Electric Utilities	279,030	2,520,979
	UniCredit SpA	Banks	167,025	9,297,068
				65,902,823
	Japan 20.8%
	ABC-Mart, Inc.	Specialty Retail	6,000	111,703
	Advantest Corp.	Semiconductors & Semiconductor Equipment	103,300	4,470,761
	AGC, Inc.	Building Products	45,600	1,385,930
	Asahi Kasei Corp.	Chemicals	314,400	2,201,263
	Asics Corp.	Textiles, Apparel & Luxury Goods	86,000	1,808,680
	Astellas Pharma, Inc.	Pharmaceuticals	413,500	3,999,784
	Bridgestone Corp.	Automobile Components	117,900	4,726,565
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	58,200	1,048,487
	Canon, Inc.	Technology Hardware, Storage & Peripherals	105,759	3,285,078
	Capcom Co. Ltd.	Entertainment	30,104	737,602
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	46,500	2,114,173
	Daifuku Co. Ltd.	Machinery	78,680	1,916,227
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	94,600	2,221,082
	Daikin Industries Ltd.	Building Products	17,662	1,906,277
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	13,474	1,379,927
	Daiwa Securities Group, Inc.	Capital Markets	314,400	2,089,412
	Denso Corp.	Automobile Components	196,500	2,423,071
	Dentsu Group, Inc.	Media	48,700	1,071,439
	Disco Corp.	Semiconductors & Semiconductor Equipment	19,114	3,821,138
	Eisai Co. Ltd.	Pharmaceuticals	44,934	1,245,496
	FANUC Corp.	Machinery	34,200	928,527
	Fast Retailing Co. Ltd.	Specialty Retail	7,040	2,074,244
	Fuji Electric Co. Ltd.	Electrical Equipment	20,175	849,417
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	13,540	257,553
	Fujikura Ltd.	Electrical Equipment	56,000	2,021,452
	Hitachi Construction Machinery Co. Ltd.	Machinery	22,300	588,592
	Hitachi Ltd.	Industrial Conglomerates	346,288	8,007,649
	Honda Motor Co. Ltd.	Automobiles	295,400	2,651,963
	Hoshizaki Corp.	Machinery	11,900	459,321
	Hoya Corp.	Health Care Equipment & Supplies	22,330	2,505,667
	Hulic Co. Ltd.	Real Estate Management & Development	117,900	1,132,956
20	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Isuzu Motors Ltd.	Automobiles	136,500	$ 1,840,660
	ITOCHU Corp.	Trading Companies & Distributors	42,100	1,942,839
	Japan Exchange Group, Inc.	Capital Markets	66,300	677,232
	Japan Post Bank Co. Ltd.	Banks	157,200	1,583,143
	Japan Real Estate Investment Corp.	Office REITs	1,600	1,148,054
	Japan Tobacco, Inc.	Tobacco	243,300	6,693,435
	JFE Holdings, Inc.	Metals & Mining	51,700	632,507
	Kajima Corp.	Construction & Engineering	40,030	815,912
	Kansai Electric Power Co., Inc.	Electric Utilities	15,600	184,907
	Kao Corp.	Personal Care Products	3,728	161,371
	Kawasaki Heavy Industries Ltd.	Machinery	23,800	1,420,934
[c]	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	99,700	1,349,090
	Keyence Corp.	Electronic Equipment, Instruments & Components	13,829	5,408,051
	Kirin Holdings Co. Ltd.	Beverages	132,900	1,846,327
	Komatsu Ltd.	Machinery	182,000	5,240,685
	Kyocera Corp.	Electronic Equipment, Instruments & Components	80,000	896,349
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	16,454	1,395,190
	LY Corp.	Interactive Media & Services	235,800	798,352
	M3, Inc.	Health Care Technology	44,900	511,032
	Makita Corp.	Machinery	17,900	589,525
	Marubeni Corp.	Trading Companies & Distributors	128,300	2,041,526
	Minebea Mitsumi, Inc.	Machinery	39,300	571,209
	Mitsubishi Chemical Group Corp.	Chemicals	160,000	788,552
	Mitsubishi Corp.	Trading Companies & Distributors	39,300	690,260
	Mitsubishi Electric Corp.	Electrical Equipment	96,900	1,762,525
	Mitsubishi HC Capital, Inc.	Financial Services	160,000	1,077,972
	Mitsubishi Heavy Industries Ltd.	Machinery	223,700	3,778,696
	Mitsubishi UFJ Financial Group, Inc.	Banks	589,500	7,927,541
	Mitsui & Co. Ltd.	Trading Companies & Distributors	86,300	1,615,600
	Mitsui OSK Lines Ltd.	Marine Transportation	83,300	2,889,932
	Mizuho Financial Group, Inc.	Banks	216,700	5,870,347
	MonotaRO Co. Ltd.	Trading Companies & Distributors	26,940	503,977
	MS&AD Insurance Group Holdings, Inc.	Insurance	97,860	2,110,462
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	196,500	3,029,495
	NEC Corp.	IT Services	47,500	998,980
	NIDEC Corp.	Electrical Equipment	78,600	1,309,825
	Nintendo Co. Ltd.	Entertainment	70,600	4,773,077
	Nippon Building Fund, Inc.	Office REITs	1,200	1,022,335
	Nippon Steel Corp.	Metals & Mining	106,300	2,271,155
	Nippon Yusen KK	Marine Transportation	17,700	582,464
	Nissan Chemical Corp.	Chemicals	13,900	413,077
	Niterra Co. Ltd.	Automobile Components	45,600	1,378,612
	Nitto Denko Corp.	Chemicals	106,110	1,940,690
	Nomura Holdings, Inc.	Capital Markets	314,400	1,909,443
	Nomura Research Institute Ltd.	IT Services	14,800	478,620
	NTT Data Group Corp.	IT Services	11,000	197,248
	Obayashi Corp.	Construction & Engineering	157,200	2,085,628
	Obic Co. Ltd.	IT Services	20,700	596,471
	Omron Corp.	Electronic Equipment, Instruments & Components	34,651	975,993
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	95,500	1,023,397
	ORIX Corp.	Financial Services	157,200	3,241,974
	Otsuka Corp.	IT Services	51,540	1,115,310
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	9,800	508,087
	Panasonic Holdings Corp.	Household Durables	80,000	947,706
	Recruit Holdings Co. Ltd.	Professional Services	101,300	5,186,934
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	142,800	1,897,920
	SBI Holdings, Inc.	Capital Markets	71,400	1,901,740
franklintempleton.com	Annual Report	21

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	19,860	$ 1,274,286
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	44,600	711,769
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	81,000	1,378,257
	Sekisui House Ltd.	Household Durables	133,350	2,978,394
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	60,700	877,986
	SG Holdings Co. Ltd.	Air Freight & Logistics	41,000	410,164
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	82,312
	Shin-Etsu Chemical Co. Ltd.	Chemicals	196,500	5,566,230
	SMC Corp.	Machinery	1,321	468,807
	SoftBank Corp.	Wireless Telecommunication Services	5,698,500	7,941,470
	SoftBank Group Corp.	Wireless Telecommunication Services	67,000	3,350,896
	Sompo Holdings, Inc.	Insurance	83,570	2,526,548
	Sony Group Corp.	Household Durables	319,300	8,039,083
	Subaru Corp.	Automobiles	10,400	183,951
	Sumitomo Corp.	Trading Companies & Distributors	115,100	2,595,407
	Sumitomo Electric Industries Ltd.	Automobile Components	174,700	2,880,903
	Sumitomo Mitsui Financial Group, Inc.	Banks	205,552	5,216,463
	Suzuki Motor Corp.	Automobiles	23,200	280,808
	Sysmex Corp.	Health Care Equipment & Supplies	40,300	764,552
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	314,400	9,278,101
	TDK Corp.	Electronic Equipment, Instruments & Components	291,100	3,009,500
	Terumo Corp.	Health Care Equipment & Supplies	31,500	589,177
	Tokio Marine Holdings, Inc.	Insurance	126,311	4,844,991
	Tokyo Century Corp.	Financial Services	41,000	400,706
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	57,022	7,668,265
	Toray Industries, Inc.	Chemicals	78,600	534,022
	TOTO Ltd.	Building Products	4,600	119,753
	Toyo Suisan Kaisha Ltd.	Food Products	3,100	182,302
	Toyota Industries Corp.	Machinery	2,120	180,116
	Toyota Motor Corp.	Automobiles	825,300	14,437,507
	Toyota Tsusho Corp.	Trading Companies & Distributors	89,800	1,497,067
	Yamaha Motor Co. Ltd.	Automobiles	80,000	637,689
	Yaskawa Electric Corp.	Machinery	8,304	207,128
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	27,500	532,015
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,700	91,525
	ZOZO, Inc.	Specialty Retail	86,310	827,085
				264,557,046
	Netherlands 4.6%
[a,b]	Adyen NV	Financial Services	2,751	4,178,114
	Akzo Nobel NV	Chemicals	20,829	1,275,272
[b]	Argenx SE	Biotechnology	2,751	1,606,464
	ASM International NV	Semiconductors & Semiconductor Equipment	8,253	3,703,248
	ASML Holding NV	Semiconductors & Semiconductor Equipment	33,798	22,124,223
	ING Groep NV	Banks	446,448	8,675,738
	Koninklijke KPN NV	Diversified Telecommunication Services	854,775	3,616,678
	Koninklijke Philips NV	Health Care Equipment & Supplies	94,320	2,381,041
	NN Group NV	Insurance	60,129	3,330,707
	Shell PLC	Oil, Gas & Consumable Fuels	150,519	5,488,480
	Universal Music Group NV	Entertainment	66,810	1,835,237
	Wolters Kluwer NV	Professional Services	400	62,025
				58,277,227
	New Zealand 0.1%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	71,633	1,360,696
	Mercury NZ Ltd.	Electric Utilities	153,663	487,351
				1,848,047
22	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Norway 1.0%
	Aker BP ASA	Oil, Gas & Consumable Fuels	68,775	$ 1,628,850
	DNB Bank ASA	Banks	160,737	4,203,561
	Equinor ASA	Oil, Gas & Consumable Fuels	25,545	675,686
	Gjensidige Forsikring ASA	Insurance	35,763	820,862
	Kongsberg Gruppen ASA	Aerospace & Defense	786	114,528
	Norsk Hydro ASA	Metals & Mining	221,259	1,266,899
	Salmar ASA	Food Products	17,685	846,088
	Telenor ASA	Diversified Telecommunication Services	137,157	1,959,451
	Var Energi ASA	Oil, Gas & Consumable Fuels	184,710	594,563
				12,110,488
	Poland 0.6%
	Bank Polska Kasa Opieki SA	Banks	45,222	2,050,033
	ING Bank Slaski SA	Banks	6,681	547,849
	LPP SA	Textiles, Apparel & Luxury Goods	55	249,755
	ORLEN SA	Oil, Gas & Consumable Fuels	122,223	2,145,048
	Powszechny Zaklad Ubezpieczen SA	Insurance	124,188	1,793,329
	Santander Bank Polska SA	Banks	7,200	1,029,314
				7,815,328
	Portugal 0.1%
	EDP SA	Electric Utilities	486,141	1,634,204
	Singapore 2.6%
	CapitaLand Ascendas REIT, Class A	Industrial REITs	864,600	1,717,493
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	1,021,843	1,596,511
	CapitaLand Investment Ltd.	Real Estate Management & Development	520,000	1,060,040
	DBS Group Holdings Ltd., Class A	Banks	264,600	9,148,101
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	1,375,500	767,521
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	15,900	312,535
	Keppel Ltd.	Industrial Conglomerates	314,400	1,613,987
	Mapletree Pan Asia Commercial Trust	Diversified REITs	560,000	520,795
	Oversea-Chinese Banking Corp. Ltd.	Banks	527,200	6,785,626
	Singapore Airlines Ltd.	Passenger Airlines	320,000	1,616,546
	Singapore Exchange Ltd.	Capital Markets	177,100	1,761,645
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	235,800	601,736
	United Overseas Bank Ltd.	Banks	172,500	4,888,420
	Wilmar International Ltd.	Food Products	393,000	979,503
				33,370,459
	Spain 3.1%
[a]	Aena SME SA	Transportation Infrastructure	6,681	1,563,163
	Banco Bilbao Vizcaya Argentaria SA	Banks	594,216	8,052,290
	Banco Santander SA	Banks	520,725	3,485,172
	CaixaBank SA	Banks	760,455	5,893,039
	Endesa SA	Electric Utilities	67,989	1,799,323
	Iberdrola SA	Electric Utilities	374,529	6,044,223
	Industria de Diseno Textil SA	Specialty Retail	27,903	1,381,957
	Naturgy Energy Group SA	Gas Utilities	26,724	742,466
	Redeia Corp. SA	Electric Utilities	82,137	1,646,726
	Repsol SA	Oil, Gas & Consumable Fuels	269,205	3,576,783
[c]	Telefonica SA	Diversified Telecommunication Services	1,051,668	4,946,198
				39,131,340
	Sweden 2.6%
	Assa Abloy AB, Class B	Building Products	18,078	539,725
	Atlas Copco AB, Class A	Machinery	145,803	2,313,665
	Atlas Copco AB, Class B	Machinery	89,604	1,251,946
franklintempleton.com	Annual Report	23

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Axfood AB	Consumer Staples Distribution & Retail	22,011	$ 494,777
	EQT AB	Capital Markets	70,740	2,142,249
	Essity AB, Class B	Household Products	15,327	435,469
[a]	Evolution AB	Hotels, Restaurants & Leisure	38,907	2,889,431
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	123,795	1,624,909
	Nordnet AB publ	Capital Markets	35,370	816,900
	Sandvik AB	Machinery	11,397	238,262
[b]	Skandinaviska Enskilda Banken AB, Class A	Banks	160,344	2,625,816
[b]	SKF AB, Class B	Machinery	39,693	798,989
	SSAB AB, Class A	Metals & Mining	51,876	320,187
	SSAB AB, Class B	Metals & Mining	124,974	757,674
	Svenska Handelsbanken AB, Class A	Banks	222,438	2,505,586
	Svenska Handelsbanken AB, Class B	Banks	5,502	87,691
	Swedbank AB, Class A	Banks	213,399	4,841,528
	Tele2 AB, Class B	Wireless Telecommunication Services	118,686	1,601,566
	Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	6,681	51,745
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	404,004	3,124,213
	Telia Co. AB	Diversified Telecommunication Services	475,923	1,719,370
[b]	Volvo AB, Class A	Machinery	4,716	137,277
[b]	Volvo AB, Class B	Machinery	44,409	1,296,226
				32,615,201
	Switzerland 8.8%
	ABB Ltd.	Electrical Equipment	85,281	4,358,753
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	43,230	7,473,330
	DSM-Firmenich AG	Chemicals	18,078	1,784,066
	Givaudan SA	Chemicals	477	2,047,636
	Julius Baer Group Ltd.	Capital Markets	44,016	3,019,804
	Kuehne & Nagel International AG	Marine Transportation	11,004	2,531,013
	Lonza Group AG	Life Sciences Tools & Services	4,323	2,649,258
	Nestle SA	Food Products	182,352	18,413,481
	Novartis AG	Pharmaceuticals	165,453	18,296,605
	Partners Group Holding AG	Capital Markets	5,003	7,045,762
	Roche Holding AG	Pharmaceuticals	53,055	17,420,150
	Roche Holding AG	Pharmaceuticals	2,400	831,150
	SGS SA	Professional Services	32,226	3,202,385
	Sika AG	Chemicals	786	189,404
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,323	93,394
	Swiss Life Holding AG	Insurance	2,520	2,287,155
	Swiss Re AG	Insurance	36,942	6,263,125
	Swisscom AG	Diversified Telecommunication Services	5,109	2,942,114
	UBS Group AG	Capital Markets	91,569	2,780,965
	Zurich Insurance Group AG	Insurance	12,576	8,741,724
				112,371,274
	United Kingdom 12.2%
	3i Group PLC	Capital Markets	32,226	1,504,102
	Admiral Group PLC	Insurance	30,654	1,127,650
	Anglo American PLC	Metals & Mining	26,811	742,305
	Ashtead Group PLC	Trading Companies & Distributors	30,654	1,640,434
	AstraZeneca PLC	Pharmaceuticals	118,686	17,240,456
	Aviva PLC	Insurance	610,722	4,376,585
	B&M European Value Retail SA	Broadline Retail	208,683	701,407
	BAE Systems PLC	Aerospace & Defense	132,048	2,658,028
	Barratt Redrow PLC	Household Durables	46,374	253,136
	BP PLC	Oil, Gas & Consumable Fuels	722,727	4,068,204
	British American Tobacco PLC	Tobacco	299,859	12,315,714
	BT Group PLC	Diversified Telecommunication Services	108,444	232,147
24	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	494,500	$ 2,780,661
[a]	ConvaTec Group PLC	Health Care Equipment & Supplies	51,090	169,609
	Croda International PLC	Chemicals	22,008	830,332
	Diageo PLC	Beverages	105,324	2,738,653
	GSK PLC	Pharmaceuticals	440,946	8,320,992
	Halma PLC	Electronic Equipment, Instruments & Components	18,471	615,348
	Hikma Pharmaceuticals PLC	Pharmaceuticals	33,211	835,480
	HSBC Holdings PLC	Banks	1,565,712	17,661,027
	Imperial Brands PLC	Tobacco	112,398	4,156,479
	Intermediate Capital Group PLC	Capital Markets	70,740	1,784,152
	J Sainsbury PLC	Consumer Staples Distribution & Retail	328,548	997,421
	Kingfisher PLC	Specialty Retail	403,611	1,319,595
	Land Securities Group PLC	Diversified REITs	158,379	1,124,353
	Legal & General Group PLC	Insurance	1,363,710	4,273,789
	Lloyds Banking Group PLC	Banks	2,833,923	2,636,606
	London Stock Exchange Group PLC	Capital Markets	5,895	871,988
	M&G PLC	Financial Services	499,503	1,279,797
	National Grid PLC	Multi-Utilities	751,023	9,785,925
	NatWest Group PLC	Banks	527,013	3,073,335
	Persimmon PLC	Household Durables	72,833	1,120,120
	Phoenix Group Holdings PLC	Insurance	168,597	1,243,679
	Reckitt Benckiser Group PLC	Household Products	55,806	3,767,254
	RELX PLC	Professional Services	87,658	4,382,091
	Rentokil Initial PLC	Commercial Services & Supplies	408,327	1,832,020
[b]	Rolls-Royce Holdings PLC	Aerospace & Defense	143,445	1,386,786
	Sage Group PLC	Software	66,024	1,028,612
	Schroders PLC	Capital Markets	198,072	889,191
	Segro PLC	Industrial REITs	277,851	2,477,460
	Severn Trent PLC	Water Utilities	60,522	1,977,187
	Smith & Nephew PLC	Health Care Equipment & Supplies	15,200	212,871
	Spirax Group PLC	Machinery	10,400	829,591
	SSE PLC	Electric Utilities	37,728	776,237
	Taylor Wimpey PLC	Household Durables	800,541	1,116,996
	Unilever PLC	Personal Care Products	192,177	11,435,224
	United Utilities Group PLC	Water Utilities	148,161	1,928,644
	Vodafone Group PLC	Wireless Telecommunication Services	4,531,683	4,264,120
	WPP PLC	Media	245,232	1,839,692
				154,623,485
	United States 0.6%
	Holcim AG, Class B	Construction Materials	22,401	2,392,647
	Stellantis NV	Automobiles	486,534	5,393,238
				7,785,885
	Total Common Stocks (Cost $1,166,232,324)			1,249,965,257
	Preferred Stocks 0.4%
	Germany 0.4%
[d]	Bayerische Motoren Werke AG, 8.737%, pfd.	Automobiles	13,362	994,478
[a,d]	Dr. Ing hc F Porsche AG, 5.027%, pfd.	Automobiles	7,467	370,626
franklintempleton.com	Annual Report	25

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Preferred Stocks (continued)
	Germany (continued)
[d]	Volkswagen AG, 9.684%, pfd.	Automobiles	41,658	$ 4,210,106
	Total Preferred Stocks (Cost $6,517,943)			5,575,210
	Total Investments before Short-Term Investments (Cost $1,172,750,267)			1,255,540,467
	Short-Term Investments 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	United States 0.3%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	3,560,250	3,560,250
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	441,748	441,748
	Total Short-Term Investments (Cost $4,001,998)			4,001,998
	Total Investments (Cost $1,176,752,265) 99.2%			1,259,542,465
	Other Assets, less Liabilities 0.8%			9,605,547
	Net Assets 100.0%			$ 1,269,148,012
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $16,484,495, representing 1.3% of net assets.
[b]Non-income producing.
[c]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	104	$ 12,564,760	6/20/25	$ (325,390)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 93.
26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin International Dividend Multiplier Index ETF
Period Ended March 31, 2025*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.38
Income from investment operations[a]:
Net investment income[b]	0.30
Net realized and unrealized gains (losses)	2.13
Total from investment operations	2.43
Less distributions from net investment income	(0.02)
Net asset value, end of period	$27.79
Total return[c]	9.57%
Ratios to average net assets[d]
Expenses	0.19%
Net investment income	5.94%
Supplemental data
Net assets, end of period (000’s)	$5,557
Portfolio turnover rate[e]	25.27%[f]
*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	25.27%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin International Dividend Multiplier Index ETF
		Industry	Shares	Value
	Common Stocks 95.7%
	Australia 8.3%
	APA Group	Gas Utilities	21,286	$ 104,788
	Fortescue Ltd.	Metals & Mining	8,701	83,337
[a]	Glencore PLC	Metals & Mining	8,619	31,183
	Rio Tinto Ltd.	Metals & Mining	962	69,233
	Rio Tinto PLC	Metals & Mining	1,466	86,788
	Santos Ltd.	Oil, Gas & Consumable Fuels	13,188	54,733
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	2,132	30,716
				460,778
	Austria 1.5%
	OMV AG	Oil, Gas & Consumable Fuels	1,597	81,941
	Belgium 1.5%
	Ageas SA	Insurance	1,425	85,199
	Canada 7.7%
	Bank of Nova Scotia	Banks	1,058	50,156
	BCE, Inc.	Diversified Telecommunication Services	4,047	92,877
	Emera, Inc.	Electric Utilities	941	39,628
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	1,046	46,288
	Keyera Corp.	Oil, Gas & Consumable Fuels	1,193	37,077
	Magna International, Inc.	Automobile Components	1,686	57,307
	TC Energy Corp.	Oil, Gas & Consumable Fuels	685	32,345
	TELUS Corp.	Diversified Telecommunication Services	5,010	71,847
				427,525
	China 1.9%
	SITC International Holdings Co. Ltd.	Marine Transportation	39,500	107,377
	Denmark 1.9%
	Danske Bank AS	Banks	2,155	70,235
	Tryg AS	Insurance	1,433	34,047
				104,282
	Finland 1.7%
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,885	38,413
	UPM-Kymmene OYJ	Paper & Forest Products	2,012	53,682
				92,095
	France 11.2%
[b]	Amundi SA	Capital Markets	538	41,843
[b]	Ayvens SA	Ground Transportation	11,714	102,177
	BNP Paribas SA	Banks	318	26,419
	Bouygues SA	Construction & Engineering	2,258	88,807
	Carrefour SA	Consumer Staples Distribution & Retail	9,807	140,046
	Cie Generale des Etablissements Michelin SCA	Automobile Components	1,136	39,770
	Credit Agricole SA	Banks	1,276	23,122
	Engie SA	Multi-Utilities	3,818	74,380
	Orange SA	Diversified Telecommunication Services	3,041	39,402
	Renault SA	Automobiles	889	44,702
				620,668
	Germany 1.8%
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	656	35,679
	Mercedes-Benz Group AG	Automobiles	1,108	64,858
				100,537
	Hong Kong 2.7%
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	21,500	61,762
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	27,000	36,091
28	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Dividend Multiplier Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Sino Land Co. Ltd.	Real Estate Management & Development	54,000	$ 54,067
				151,920
	Israel 0.5%
	ICL Group Ltd.	Chemicals	5,119	28,693
	Italy 8.5%
	Banca Monte dei Paschi di Siena SpA	Banks	11,495	90,668
	Banco BPM SpA	Banks	7,327	73,970
	BPER Banca SpA	Banks	6,474	50,421
	Enel SpA	Electric Utilities	3,532	28,603
	Eni SpA	Oil, Gas & Consumable Fuels	2,680	41,392
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,824	34,017
[b]	Poste Italiane SpA	Insurance	5,892	104,570
	Snam SpA	Gas Utilities	9,289	48,113
				471,754
	Japan 10.9%
	AGC, Inc.	Building Products	2,500	75,983
	Astellas Pharma, Inc.	Pharmaceuticals	9,200	88,992
	Honda Motor Co. Ltd.	Automobiles	7,400	66,434
	Isuzu Motors Ltd.	Automobiles	5,600	75,514
	Japan Tobacco, Inc.	Tobacco	3,650	100,415
	MS&AD Insurance Group Holdings, Inc.	Insurance	1,900	40,976
	Nippon Steel Corp.	Metals & Mining	1,610	34,398
	Niterra Co. Ltd.	Automobile Components	2,210	66,814
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,880	55,480
				605,006
	Macau 0.1%
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	2,400	4,812
	Netherlands 2.7%
	ASR Nederland NV	Insurance	800	45,783
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	49	5,040
	NN Group NV	Insurance	1,842	102,034
				152,857
	Norway 2.2%
	Telenor ASA	Diversified Telecommunication Services	1,360	19,429
	Var Energi ASA	Oil, Gas & Consumable Fuels	31,302	100,758
				120,187
	Portugal 1.5%
	EDP SA	Electric Utilities	24,446	82,177
	Singapore 2.5%
	DBS Group Holdings Ltd., Class A	Banks	1,200	41,488
	Keppel Ltd.	Industrial Conglomerates	12,600	64,683
	Wilmar International Ltd.	Food Products	14,100	35,142
				141,313
	Spain 4.4%
	CaixaBank SA	Banks	3,824	29,634
	Endesa SA	Electric Utilities	2,557	67,671
	Mapfre SA	Insurance	14,004	42,991
	Repsol SA	Oil, Gas & Consumable Fuels	6,089	80,901
	Telefonica SA	Diversified Telecommunication Services	5,066	23,826
				245,023
franklintempleton.com	Annual Report	29

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Dividend Multiplier Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Sweden 3.9%
	Svenska Handelsbanken AB, Class A	Banks	8,018	$ 90,316
	Swedbank AB, Class A	Banks	2,858	64,841
	Tele2 AB, Class B	Wireless Telecommunication Services	1,614	21,780
[a]	Volvo AB, Class B	Machinery	1,450	42,323
				219,260
	Switzerland 2.8%
	Banque Cantonale Vaudoise	Banks	380	41,404
	Roche Holding AG	Pharmaceuticals	128	42,028
	Swiss Prime Site AG	Real Estate Management & Development	132	16,203
	Swiss Re AG	Insurance	160	27,126
	Zurich Insurance Group AG	Insurance	39	27,109
				153,870
	United Kingdom 15.5%
	Admiral Group PLC	Insurance	2,051	75,449
	Aviva PLC	Insurance	8,225	58,942
	British American Tobacco PLC	Tobacco	3,287	135,003
	HSBC Holdings PLC	Banks	2,168	24,455
	Imperial Brands PLC	Tobacco	2,447	90,490
	Legal & General Group PLC	Insurance	29,959	93,890
	M&G PLC	Financial Services	34,851	89,293
	Phoenix Group Holdings PLC	Insurance	18,221	134,410
	Reckitt Benckiser Group PLC	Household Products	578	39,019
	United Utilities Group PLC	Water Utilities	5,720	74,458
	WPP PLC	Media	5,980	44,861
				860,270
	Total Common Stocks (Cost $5,204,309)			5,317,544
	Preferred Stocks 3.6%
	Germany 3.6%
[c]	Porsche Automobil Holding SE, 7.407%, pfd.	Automobiles	2,973	110,987
[c]	Volkswagen AG, 9.684%, pfd.	Automobiles	867	87,622
	Total Preferred Stocks (Cost $214,225)			198,609
	Total Investments before Short-Term Investments (Cost $5,418,534)			5,516,153
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	13	13
	Total Short-Term Investments (Cost $13)			13
	Total Investments (Cost $5,418,547) 99.3%			5,516,166
	Other Assets, less Liabilities 0.7%			41,083
	Net Assets 100.0%			$ 5,557,249
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $284,269, representing 5.1% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
30	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Dividend Multiplier Index ETF (continued)
See Abbreviations on page 93.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Core Dividend Tilt Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$40.34	$32.29	$36.29	$33.29	$23.32
Income from investment operations[a]:
Net investment income[b]	0.85	0.84	0.82	1.03	0.92
Net realized and unrealized gains (losses)	3.44	8.00	(3.82)	2.98	9.95
Total from investment operations	4.29	8.84	(3.00)	4.01	10.87
Less distributions from net investment income	(0.96)	(0.79)	(1.00)	(1.01)	(0.90)
Net asset value, end of year	$43.67	$40.34	$32.29	$36.29	$33.29
Total return[c]	10.64%	27.72%	(8.09)%	12.14%	47.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.06%	0.06%	0.19%	0.45%	0.45%
Expenses net of waiver and payments by affiliates	0.06%[d]	0.06%[d]	0.19%[d]	0.45%	0.45%[d]
Net investment income	1.96%	2.36%	2.58%	2.92%	3.21%
Supplemental data
Net assets, end of year (000’s)	$50,223	$62,534	$24,219	$30,851	$26,632
Portfolio turnover rate[e]	17.55%[f]	18.11%[f]	130.60%[f]	28.73%[f]	42.38%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	17.55%	18.11%	130.60%	27.86%	42.38%
32	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.3%
[a]	MercadoLibre, Inc.	Broadline Retail	70	$ 136,561
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	506	71,508
	Netherlands 0.3%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	782	148,627
	Russia 0.0%
[a,b,c]	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	2,668	32,763
	United States 99.0%
	3M Co.	Industrial Conglomerates	667	97,956
	Abbott Laboratories	Health Care Equipment & Supplies	2,070	274,585
	AbbVie, Inc.	Biotechnology	2,714	568,637
	Accenture PLC, Class A	IT Services	690	215,308
[a]	Adobe, Inc.	Software	253	97,033
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,081	111,062
	AES Corp.	Independent Power Producers & Energy Traders	2,093	25,995
	Air Products & Chemicals, Inc.	Chemicals	184	54,265
	Alexandria Real Estate Equities, Inc.	Health Care REITs	460	42,555
	Alliant Energy Corp.	Electric Utilities	782	50,322
	Allstate Corp.	Insurance	253	52,389
	Alphabet, Inc., Class A	Interactive Media & Services	5,359	828,716
	Alphabet, Inc., Class C	Interactive Media & Services	4,692	733,031
	Altria Group, Inc.	Tobacco	4,761	285,755
[a]	Amazon.com, Inc.	Broadline Retail	9,384	1,785,400
	Amcor PLC	Containers & Packaging	4,278	41,497
	American Electric Power Co., Inc.	Electric Utilities	1,587	173,411
	American Tower Corp.	Specialized REITs	943	205,197
	Amgen, Inc.	Biotechnology	1,311	408,442
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	1,357	89,006
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	1,380	278,305
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	1,679	34,100
	Apollo Global Management, Inc.	Financial Services	828	113,386
	Apple, Inc.	Technology Hardware, Storage & Peripherals	15,295	3,397,478
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,196	173,563
[a]	AppLovin Corp., Class A	Software	299	79,226
	Arch Capital Group Ltd.	Insurance	1,127	108,395
	Archer-Daniels-Midland Co.	Food Products	1,380	66,254
	ARES Management Corp., Class A	Capital Markets	621	91,045
[a]	Arista Networks, Inc.	Communications Equipment	1,610	124,743
	AT&T, Inc.	Diversified Telecommunication Services	17,158	485,228
[a]	Atlassian Corp., Class A	Software	184	39,047
[a]	Autodesk, Inc.	Software	92	24,086
	Automatic Data Processing, Inc.	Professional Services	230	70,272
	AvalonBay Communities, Inc.	Residential REITs	437	93,789
[a]	Axon Enterprise, Inc.	Aerospace & Defense	92	48,387
	Baker Hughes Co.	Energy Equipment & Services	805	35,380
	Bank of America Corp.	Banks	8,211	342,645
	Bank of New York Mellon Corp.	Capital Markets	1,909	160,108
	Baxter International, Inc.	Health Care Equipment & Supplies	1,472	50,387
	Bentley Systems, Inc., Class B	Software	414	16,287
	Best Buy Co., Inc.	Specialty Retail	713	52,484
	Blackrock, Inc.	Capital Markets	391	370,074
	Blackstone, Inc.	Capital Markets	2,254	315,064
[a]	Block, Inc.	Financial Services	460	24,992
franklintempleton.com	Annual Report	33

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Bristol-Myers Squibb Co.	Pharmaceuticals	5,750	$ 350,692
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	4,876	816,389
	Broadridge Financial Solutions, Inc.	Professional Services	138	33,459
	BXP, Inc.	Office REITs	483	32,453
[a]	Cadence Design Systems, Inc.	Software	253	64,345
	Camden Property Trust	Residential REITs	322	39,381
	Campbell’s Co.	Food Products	598	23,872
	Carlyle Group, Inc.	Capital Markets	759	33,085
[a]	Carvana Co.	Specialty Retail	161	33,662
	CDW Corp.	Electronic Equipment, Instruments & Components	115	18,430
	Celanese Corp.	Chemicals	299	16,974
	Charles Schwab Corp.	Capital Markets	460	36,009
	Chevron Corp.	Oil, Gas & Consumable Fuels	3,289	550,217
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	391	19,632
	Cincinnati Financial Corp.	Insurance	483	71,349
	Cisco Systems, Inc.	Communications Equipment	7,452	459,863
	Citigroup, Inc.	Banks	5,842	414,724
	Citizens Financial Group, Inc.	Banks	1,449	59,366
	Clorox Co.	Household Products	391	57,575
[a]	Cloudflare, Inc., Class A	IT Services	391	44,062
	CME Group, Inc.	Capital Markets	1,035	274,575
	CMS Energy Corp.	Multi-Utilities	828	62,191
	Coca-Cola Co.	Beverages	5,842	418,404
[a]	Coinbase Global, Inc., Class A	Capital Markets	253	43,574
	Comcast Corp., Class A	Media	4,577	168,891
	Conagra Brands, Inc.	Food Products	1,357	36,191
	ConocoPhillips	Oil, Gas & Consumable Fuels	1,196	125,604
	Consolidated Edison, Inc.	Multi-Utilities	989	109,373
	Constellation Energy Corp.	Electric Utilities	138	27,825
	Corebridge Financial, Inc.	Financial Services	782	24,688
	Corning, Inc.	Electronic Equipment, Instruments & Components	2,484	113,717
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	161	152,271
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	2,139	61,817
	CRH PLC	Construction Materials	138	12,140
[a]	Crowdstrike Holdings, Inc., Class A	Software	414	145,968
	Crown Castle, Inc.	Specialized REITs	1,242	129,454
	Cummins, Inc.	Machinery	437	136,973
	CVS Health Corp.	Health Care Providers & Services	2,967	201,014
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	368	76,456
[a]	Datadog, Inc., Class A	Software	414	41,073
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	460	41,929
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,978	73,977
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	598	95,608
	Digital Realty Trust, Inc.	Specialized REITs	989	141,714
	Discover Financial Services	Consumer Finance	483	82,448
	Dollar General Corp.	Consumer Staples Distribution & Retail	299	26,291
	Dominion Energy, Inc.	Multi-Utilities	2,553	143,147
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	483	88,278
	Dow, Inc.	Chemicals	2,162	75,497
	DTE Energy Co.	Multi-Utilities	621	85,866
	Duke Energy Corp.	Electric Utilities	2,254	274,920
[a]	Dynatrace, Inc.	Software	207	9,760
	East West Bancorp, Inc.	Banks	437	39,225
	Eastman Chemical Co.	Chemicals	368	32,424
	Eaton Corp. PLC	Electrical Equipment	598	162,554
	eBay, Inc.	Broadline Retail	874	59,196
	Edison International	Electric Utilities	1,104	65,048
34	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Eli Lilly & Co.	Pharmaceuticals	828	$ 683,853
	Emerson Electric Co.	Electrical Equipment	943	103,391
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	322	28,169
	Entergy Corp.	Electric Utilities	1,288	110,111
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	230	29,495
	Equinix, Inc.	Specialized REITs	121	98,657
	Equity LifeStyle Properties, Inc.	Residential REITs	529	35,284
	Equity Residential	Residential REITs	1,081	77,378
	Essex Property Trust, Inc.	Residential REITs	207	63,460
	Estee Lauder Cos., Inc., Class A	Personal Care Products	736	48,576
	Evergy, Inc.	Electric Utilities	690	47,575
	Eversource Energy	Electric Utilities	1,127	69,998
	Exelon Corp.	Electric Utilities	2,990	137,779
	Extra Space Storage, Inc.	Specialized REITs	621	92,212
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	6,026	716,672
	Fastenal Co.	Trading Companies & Distributors	1,656	128,423
	FedEx Corp.	Air Freight & Logistics	161	39,249
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	46	7,371
	Fidelity National Financial, Inc.	Insurance	782	50,893
	Fifth Third Bancorp	Banks	2,231	87,455
	FirstEnergy Corp.	Electric Utilities	1,518	61,358
	Ford Motor Co.	Automobiles	11,362	113,961
[a]	Fortinet, Inc.	Software	368	35,424
	Franklin Resources, Inc.	Capital Markets	874	16,824
	Garmin Ltd.	Household Durables	391	84,898
	Gen Digital, Inc.	Software	874	23,196
	General Dynamics Corp.	Aerospace & Defense	92	25,077
	General Mills, Inc.	Food Products	1,633	97,637
	Genuine Parts Co.	Distributors	414	49,324
	Gilead Sciences, Inc.	Biotechnology	2,668	298,949
	Goldman Sachs Group, Inc.	Capital Markets	437	238,729
	Healthpeak Properties, Inc.	Health Care REITs	2,116	42,786
	Hershey Co.	Food Products	437	74,740
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	4,945	76,301
	Home Depot, Inc.	Specialty Retail	1,426	522,615
	Honeywell International, Inc.	Industrial Conglomerates	460	97,405
	Hormel Foods Corp.	Food Products	828	25,618
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	2,208	31,376
	HP, Inc.	Technology Hardware, Storage & Peripherals	2,967	82,156
	Hubbell, Inc., Class B	Electrical Equipment	184	60,887
[a]	HubSpot, Inc.	Software	92	52,559
	Huntington Bancshares, Inc.	Banks	4,738	71,117
	Illinois Tool Works, Inc.	Machinery	897	222,465
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,256	142,074
	International Business Machines Corp.	IT Services	1,357	337,432
	International Flavors & Fragrances, Inc.	Chemicals	161	12,495
	International Paper Co.	Containers & Packaging	1,679	89,575
	Interpublic Group of Cos., Inc.	Media	1,173	31,859
	Intuit, Inc.	Software	345	211,827
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	184	91,130
	Invitation Homes, Inc.	Residential REITs	1,702	59,315
	Iron Mountain, Inc.	Specialized REITs	920	79,157
	J.M. Smucker Co.	Food Products	299	35,405
	Johnson & Johnson	Pharmaceuticals	3,910	648,434
	Johnson Controls International PLC	Building Products	1,472	117,922
	JPMorgan Chase & Co.	Banks	3,197	784,224
	Juniper Networks, Inc.	Communications Equipment	966	34,960
franklintempleton.com	Annual Report	35

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Kellanova	Food Products	759	$ 62,610
	Kenvue, Inc.	Personal Care Products	5,152	123,545
	KeyCorp	Banks	3,243	51,856
	Kimberly-Clark Corp.	Household Products	989	140,656
	Kimco Realty Corp.	Retail REITs	2,093	44,455
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	5,842	166,672
	KKR & Co., Inc.	Capital Markets	621	71,794
	KLA Corp.	Semiconductors & Semiconductor Equipment	253	171,989
	Kraft Heinz Co.	Food Products	2,599	79,088
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,231	162,194
	Lamb Weston Holdings, Inc.	Food Products	345	18,388
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	621	23,989
	Lowe’s Cos., Inc.	Specialty Retail	437	101,921
	LyondellBasell Industries NV, Class A	Chemicals	805	56,672
	M&T Bank Corp.	Banks	529	94,559
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	1,173	72,222
	Mastercard, Inc., Class A	Financial Services	115	63,034
	McDonald’s Corp.	Hotels, Restaurants & Leisure	391	122,137
	Medtronic PLC	Health Care Equipment & Supplies	3,312	297,616
	Merck & Co., Inc.	Pharmaceuticals	4,715	423,218
	Meta Platforms, Inc., Class A	Interactive Media & Services	2,001	1,153,296
	MetLife, Inc.	Insurance	805	64,633
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	1,748	84,621
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	1,035	89,931
	Microsoft Corp.	Software	7,567	2,840,576
[a]	MicroStrategy, Inc., Class A	Software	207	59,672
	Mid-America Apartment Communities, Inc.	Residential REITs	345	57,815
	Molson Coors Beverage Co., Class B	Beverages	391	23,800
[a]	MongoDB, Inc.	IT Services	138	24,205
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	124	71,918
	Morgan Stanley	Capital Markets	3,496	407,878
	MSCI, Inc.	Capital Markets	207	117,058
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	644	56,569
[a]	Netflix, Inc.	Entertainment	378	352,496
	Newmont Corp.	Metals & Mining	161	7,773
	NextEra Energy, Inc.	Electric Utilities	736	52,175
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	920	58,402
	NiSource, Inc.	Multi-Utilities	1,380	55,324
	Norfolk Southern Corp.	Ground Transportation	276	65,371
	Northern Trust Corp.	Capital Markets	644	63,531
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	25,047	2,714,594
[a]	Okta, Inc.	IT Services	92	9,680
	Omnicom Group, Inc.	Media	598	49,580
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	1,932	191,693
	Oracle Corp.	Software	1,794	250,819
	Packaging Corp. of America	Containers & Packaging	276	54,654
[a]	Palantir Technologies, Inc., Class A	Software	2,392	201,885
[a]	Palo Alto Networks, Inc.	Software	713	121,666
	Paychex, Inc.	Professional Services	989	152,583
	PepsiCo, Inc.	Beverages	2,829	424,180
	Pfizer, Inc.	Pharmaceuticals	15,387	389,907
	Philip Morris International, Inc.	Tobacco	2,668	423,492
	Phillips 66	Oil, Gas & Consumable Fuels	943	116,442
	PNC Financial Services Group, Inc.	Banks	1,288	226,392
	PPL Corp.	Electric Utilities	2,231	80,561
	Principal Financial Group, Inc.	Insurance	736	62,096
	Procter & Gamble Co.	Household Products	2,346	399,805
36	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Progressive Corp.	Insurance	322	$ 91,129
	Prologis, Inc.	Industrial REITs	2,599	290,542
	Prudential Financial, Inc.	Insurance	1,127	125,863
	Public Storage	Specialized REITs	460	137,673
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2,691	413,364
	Realty Income Corp.	Retail REITs	2,553	148,100
	Regency Centers Corp.	Retail REITs	506	37,323
	Regions Financial Corp.	Banks	3,036	65,972
[a]	ROBLOX Corp., Class A	Entertainment	345	20,110
	Rockwell Automation, Inc.	Electrical Equipment	368	95,084
	Royalty Pharma PLC, Class A	Pharmaceuticals	1,196	37,231
	RTX Corp.	Aerospace & Defense	828	109,677
	Salesforce, Inc.	Software	920	246,891
	Schlumberger NV	Energy Equipment & Services	759	31,726
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	690	58,615
	Sempra	Multi-Utilities	1,633	116,531
[a]	ServiceNow, Inc.	Software	230	183,112
	Simon Property Group, Inc.	Retail REITs	1,012	168,073
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	460	29,730
	Smurfit WestRock PLC	Containers & Packaging	1,702	76,692
	Snap-on, Inc.	Machinery	161	54,259
[a]	Snowflake, Inc., Class A	IT Services	276	40,340
	Southern Co.	Electric Utilities	2,553	234,748
	Southern Copper Corp.	Metals & Mining	254	23,739
	Southwest Airlines Co.	Passenger Airlines	1,702	57,153
	Stanley Black & Decker, Inc.	Machinery	483	37,133
	Starbucks Corp.	Hotels, Restaurants & Leisure	2,093	205,302
	State Street Corp.	Capital Markets	989	88,545
	Sun Communities, Inc.	Residential REITs	391	50,298
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	575	19,688
[a]	Synopsys, Inc.	Software	115	49,318
	Sysco Corp.	Consumer Staples Distribution & Retail	1,127	84,570
	T. Rowe Price Group, Inc.	Capital Markets	736	67,616
	Target Corp.	Consumer Staples Distribution & Retail	1,541	160,819
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	322	26,597
[a]	Tesla, Inc.	Automobiles	3,036	786,810
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2,415	433,975
	Tractor Supply Co.	Specialty Retail	391	21,544
[a]	Trade Desk, Inc., Class A	Media	391	21,396
	Trane Technologies PLC	Building Products	24	8,086
	Truist Financial Corp.	Banks	4,416	181,718
	Tyson Foods, Inc., Class A	Food Products	828	52,835
	U.S. Bancorp	Banks	5,083	214,604
[a]	Uber Technologies, Inc.	Ground Transportation	2,093	152,496
	UDR, Inc.	Residential REITs	920	41,556
	Union Pacific Corp.	Ground Transportation	690	163,006
	United Parcel Service, Inc., Class B	Air Freight & Logistics	2,185	240,328
	UnitedHealth Group, Inc.	Health Care Providers & Services	805	421,619
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	667	88,091
	Ventas, Inc.	Health Care REITs	1,219	83,818
	Verizon Communications, Inc.	Diversified Telecommunication Services	10,005	453,827
	Vertiv Holdings Co., Class A	Electrical Equipment	759	54,800
	Viatris, Inc.	Pharmaceuticals	3,473	30,250
	VICI Properties, Inc.	Specialized REITs	3,105	101,285
	Visa, Inc., Class A	Financial Services	598	209,575
	Walt Disney Co.	Entertainment	506	49,942
	Watsco, Inc.	Trading Companies & Distributors	92	46,764
franklintempleton.com	Annual Report	37

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	WEC Energy Group, Inc.	Multi-Utilities	943	$ 102,768
	Wells Fargo & Co.	Banks	3,013	216,303
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	3,634	217,168
[a]	Workday, Inc., Class A	Software	115	26,856
	WP Carey, Inc.	Diversified REITs	667	42,094
	Xcel Energy, Inc.	Electric Utilities	1,656	117,228
[a]	Zscaler, Inc.	Software	161	31,946
				49,730,058
	Total Common Stocks (Cost $47,357,733)			50,119,517
	Total Investments before Short-Term Investments (Cost $47,357,733)			50,119,517
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	34,773	34,773
	Total Short-Term Investments (Cost $34,773)			34,773
	Total Investments (Cost $47,392,506) 99.9%			50,154,290
	Other Assets, less Liabilities 0.1%			68,433
	Net Assets 100.0%			$ 50,222,723
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 84,799	6/20/25	$ (409)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 93.
38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Dividend Multiplier Index ETF
Period Ended March 31, 2025*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.55
Income from investment operations[a]:
Net investment income[b]	0.23
Net realized and unrealized gains (losses)	(0.92)
Total from investment operations	(0.69)
Less distributions from net investment income	(0.15)
Net asset value, end of period	$24.71
Total return[c]	(2.72)%
Ratios to average net assets[d]
Expenses	0.09%
Net investment income	4.82%
Supplemental data
Net assets, end of period (000’s)	$1,235
Portfolio turnover rate[e]	17.83%[f]
*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	17.83%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Dividend Multiplier Index ETF
		Shares	Value
	Common Stocks 99.6%
	Communication Services 7.8%
	AT&T, Inc.	1,140	$ 32,239
	Comcast Corp., Class A	35	1,291
	Omnicom Group, Inc.	15	1,244
	Verizon Communications, Inc.	1,372	62,234
			97,008
	Consumer Discretionary 8.7%
	Best Buy Co., Inc.	225	16,562
[a]	Carvana Co.	54	11,290
	Darden Restaurants, Inc.	55	11,427
	Ford Motor Co.	6,174	61,925
	Genuine Parts Co.	11	1,311
	Home Depot, Inc.	3	1,099
	Lennar Corp., Class A	10	1,148
	McDonald’s Corp.	4	1,249
	PulteGroup, Inc.	12	1,234
			107,245
	Consumer Staples 10.9%
	Altria Group, Inc.	1,024	61,460
	Archer-Daniels-Midland Co.	184	8,834
	Brown-Forman Corp., Class B	34	1,154
	Clorox Co.	8	1,178
	Dollar General Corp.	69	6,067
	Estee Lauder Cos., Inc., Class A	32	2,112
	General Mills, Inc.	20	1,196
	Hormel Foods Corp.	41	1,269
	Kimberly-Clark Corp.	9	1,280
	Kraft Heinz Co.	934	28,422
	PepsiCo, Inc.	8	1,199
	Philip Morris International, Inc.	123	19,524
	Tyson Foods, Inc., Class A	20	1,276
			134,971
	Energy 10.5%
	Chevron Corp.	110	18,402
	Coterra Energy, Inc., Class A	47	1,358
	Devon Energy Corp.	89	3,329
	EOG Resources, Inc.	71	9,105
	Exxon Mobil Corp.	11	1,308
	Kinder Morgan, Inc.	1,903	54,293
	ONEOK, Inc.	110	10,914
	Phillips 66	12	1,482
	Texas Pacific Land Corp.	1	1,325
	Valero Energy Corp.	22	2,905
	Williams Cos., Inc.	433	25,876
			130,297
	Financials 20.8%
[a]	Affirm Holdings, Inc.	105	4,745
	ARES Management Corp., Class A	55	8,063
	Blackstone, Inc.	62	8,666
	Citigroup, Inc.	23	1,633
	Citizens Financial Group, Inc.	310	12,701
	CME Group, Inc.	147	38,998
[a]	Coinbase Global, Inc., Class A	47	8,095
	Corebridge Financial, Inc.	63	1,989
	Fifth Third Bancorp	66	2,587
40	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Dividend Multiplier Index ETF (continued)
		Shares	Value
	Financials (continued)
	Huntington Bancshares, Inc.	1,732	$ 25,997
	KeyCorp	1,418	22,674
	M&T Bank Corp.	8	1,430
	Morgan Stanley	15	1,750
	Northern Trust Corp.	12	1,184
	Prudential Financial, Inc.	165	18,427
	Regions Financial Corp.	1,045	22,708
[a]	Robinhood Markets, Inc., Class A	165	6,867
[a]	SoFi Technologies, Inc.	139	1,616
	T. Rowe Price Group, Inc.	231	21,222
	Truist Financial Corp.	784	32,262
	U.S. Bancorp	312	13,173
			256,787
	Health Care 14.2%
	AbbVie, Inc.	7	1,467
	Amgen, Inc.	4	1,246
	Baxter International, Inc.	134	4,587
	Bristol-Myers Squibb Co.	537	32,751
	Cardinal Health, Inc.	9	1,240
	CVS Health Corp.	349	23,645
	Gilead Sciences, Inc.	32	3,585
	Humana, Inc.	5	1,323
	Johnson & Johnson	8	1,327
	Medtronic PLC	13	1,168
	Merck & Co., Inc.	13	1,167
[a]	Moderna, Inc.	168	4,763
	Pfizer, Inc.	2,346	59,448
	Viatris, Inc.	4,292	37,383
			175,100
	Industrials 6.5%
	Cintas Corp.	6	1,233
	Fastenal Co.	17	1,318
	Jacobs Solutions, Inc.	10	1,209
	Lockheed Martin Corp.	3	1,340
	PACCAR, Inc.	137	13,340
	RTX Corp.	9	1,192
	Southwest Airlines Co.	39	1,310
	Stanley Black & Decker, Inc.	209	16,068
[a]	United Airlines Holdings, Inc.	17	1,174
	United Parcel Service, Inc., Class B	362	39,816
	Vertiv Holdings Co., Class A	24	1,733
			79,733
	Information Technology 7.7%
[a]	AppLovin Corp., Class A	24	6,359
	Cisco Systems, Inc.	20	1,234
	Corning, Inc.	35	1,602
	Dell Technologies, Inc., Class C	50	4,558
	HP, Inc.	42	1,163
	International Business Machines Corp.	5	1,243
	Microchip Technology, Inc.	170	8,230
[a]	MicroStrategy, Inc., Class A	55	15,855
	NVIDIA Corp.	10	1,084
[a]	Palantir Technologies, Inc., Class A	117	9,875
	QUALCOMM, Inc.	8	1,229
	Skyworks Solutions, Inc.	445	28,760
[a]	Super Micro Computer, Inc.	367	12,566
franklintempleton.com	Annual Report	41

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Dividend Multiplier Index ETF (continued)
		Shares	Value
	Information Technology (continued)
	Texas Instruments, Inc.	7	$ 1,258
			95,016
	Materials 4.0%
	Amcor PLC	525	5,093
	Dow, Inc.	665	23,222
	LyondellBasell Industries NV, Class A	278	19,571
	Newmont Corp.	26	1,255
			49,141
	Utilities 8.5%
	Dominion Energy, Inc.	538	30,166
	Edison International	864	50,907
	Eversource Energy	333	20,683
	FirstEnergy Corp.	31	1,253
	Vistra Corp.	15	1,761
			104,770
	Total Common Stocks (Cost $1,274,041)		1,230,068
	Total Investments before Short-Term Investments (Cost $1,274,041)		1,230,068
	Short-Term Investments 0.2%
	Money Market Funds 0.2%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	2,958	2,958
	Total Short-Term Investments (Cost $2,958)		2,958
	Total Investments (Cost $1,276,999) 99.8%		1,233,026
	Other Assets, less Liabilities 0.2%		2,269
	Net Assets 100.0%		$ 1,235,295
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 93.
42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Large Cap Multifactor Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$53.27	$41.37	$44.86	$40.04	$27.61
Income from investment operations[a]:
Net investment income[b]	0.74	0.69	0.82	0.77	0.72
Net realized and unrealized gains (losses)	3.13	11.89	(3.48)	4.89	12.49
Total from investment operations	3.87	12.58	(2.66)	5.66	13.21
Less distributions from net investment income	(0.69)	(0.68)	(0.83)	(0.84)	(0.78)
Net asset value, end of year	$56.45	$53.27	$41.37	$44.86	$40.04
Total return[c]	7.25%	30.68%	(5.79)%	14.19%	48.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates	0.15%[d]	0.15%[d]	0.15%[d]	0.15%[d]	0.15%[d]
Net investment income	1.29%	1.50%	2.02%	1.77%	2.06%
Supplemental data
Net assets, end of year (000’s)	$1,397,183	$1,283,815	$860,419	$966,737	$1,353,407
Portfolio turnover rate[e]	53.07%[f]	56.10%[f]	51.95%[f]	68.37%[f]	25.05%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	53.07%	56.10%	51.95%	68.37%	25.05%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Large Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.9%
	Communication Services 10.6%
	Alphabet, Inc., Class A	168,300	$ 26,025,912
	Alphabet, Inc., Class C	139,590	21,808,146
	AT&T, Inc.	708,840	20,045,995
	Fox Corp., Class A	27,225	1,540,935
	Fox Corp., Class B	27,720	1,461,121
	Meta Platforms, Inc., Class A	67,320	38,800,555
[a]	Spotify Technology SA	13,365	7,351,151
	T-Mobile U.S., Inc.	47,520	12,674,059
	Verizon Communications, Inc.	399,960	18,142,186
			147,850,060
	Consumer Discretionary 12.1%
[a]	Amazon.com, Inc.	224,730	42,757,130
	Best Buy Co., Inc.	19,800	1,457,478
	Booking Holdings, Inc.	3,482	16,041,261
	Darden Restaurants, Inc.	7,425	1,542,618
	Dick’s Sporting Goods, Inc.	6,435	1,297,039
	Domino’s Pizza, Inc.	3,465	1,591,994
[a]	DoorDash, Inc., Class A	15,345	2,804,606
[a]	Dutch Bros, Inc., Class A	19,305	1,191,891
	eBay, Inc.	45,045	3,050,898
	Expedia Group, Inc.	7,425	1,248,142
	Garmin Ltd.	16,830	3,654,298
	General Motors Co.	97,020	4,562,850
[a]	Grand Canyon Education, Inc.	8,415	1,455,963
	Hilton Worldwide Holdings, Inc.	20,790	4,730,764
	Home Depot, Inc.	61,875	22,676,569
[a]	Lululemon Athletica, Inc.	4,950	1,401,147
[a]	O’Reilly Automotive, Inc.	3,960	5,673,017
	Ralph Lauren Corp.	5,445	1,201,929
	Royal Caribbean Cruises Ltd.	20,790	4,271,098
	Starbucks Corp.	48,015	4,709,791
	Tapestry, Inc.	22,275	1,568,383
[a]	Tesla, Inc.	62,865	16,292,093
	Texas Roadhouse, Inc.	7,920	1,319,710
	TJX Cos., Inc.	109,890	13,384,602
	Tractor Supply Co.	44,055	2,427,430
	Travel & Leisure Co.	26,730	1,237,332
	Williams-Sonoma, Inc.	15,345	2,426,044
	Wyndham Hotels & Resorts, Inc.	13,860	1,254,469
	Yum! Brands, Inc.	12,870	2,025,223
			169,255,769
	Consumer Staples 7.1%
	Altria Group, Inc.	217,800	13,072,356
[a]	BellRing Brands, Inc.	20,790	1,548,023
[a]	BJ’s Wholesale Club Holdings, Inc.	14,850	1,694,385
	Casey’s General Stores, Inc.	3,465	1,503,949
	Coca-Cola Consolidated, Inc.	990	1,336,500
	Costco Wholesale Corp.	25,194	23,827,981
	Ingredion, Inc.	11,385	1,539,366
	Kellanova	23,760	1,959,963
	Kimberly-Clark Corp.	28,215	4,012,737
	Kroger Co.	47,025	3,183,122
	Philip Morris International, Inc.	132,660	21,057,122
[a]	Pilgrim’s Pride Corp.	27,720	1,511,017
44	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	Walmart, Inc.	258,390	$ 22,684,058
			98,930,579
	Energy 1.1%
	APA Corp.	72,270	1,519,115
	Civitas Resources, Inc.	39,105	1,364,373
	Devon Energy Corp.	51,480	1,925,352
	DT Midstream, Inc.	15,345	1,480,486
	EOG Resources, Inc.	24,255	3,110,461
	Targa Resources Corp.	13,365	2,679,282
	Texas Pacific Land Corp.	1,952	2,586,381
			14,665,450
	Financials 11.7%
	Aon PLC, Class A	13,860	5,531,387
	Axis Capital Holdings Ltd.	15,345	1,538,183
	Bank of New York Mellon Corp.	52,965	4,442,175
[a]	Berkshire Hathaway, Inc., Class B	38,115	20,299,287
	Capital One Financial Corp.	16,830	3,017,619
	Citigroup, Inc.	197,505	14,020,880
	Citizens Financial Group, Inc.	41,085	1,683,252
	Equitable Holdings, Inc.	27,225	1,418,150
[a]	Fiserv, Inc.	42,075	9,291,422
	Goldman Sachs Group, Inc.	25,245	13,791,091
	Houlihan Lokey, Inc.	8,415	1,359,023
	Interactive Brokers Group, Inc., Class A	9,405	1,557,374
	Janus Henderson Group PLC	36,135	1,306,280
	Jefferies Financial Group, Inc.	22,770	1,219,789
	JPMorgan Chase & Co.	70,785	17,363,560
	Lincoln National Corp.	38,610	1,386,485
	LPL Financial Holdings, Inc.	3,960	1,295,474
	M&T Bank Corp.	10,395	1,858,106
	Mastercard, Inc., Class A	46,035	25,232,704
	MGIC Investment Corp.	60,885	1,508,730
	Moody’s Corp.	16,335	7,607,046
	Morgan Stanley	49,995	5,832,917
	Northern Trust Corp.	13,860	1,367,289
	Rithm Capital Corp.	123,255	1,411,270
	SEI Investments Co.	18,810	1,460,220
	Synchrony Financial	47,025	2,489,504
[a]	Toast, Inc., Class A	38,610	1,280,694
	Unum Group	20,295	1,653,231
	Visa, Inc., Class A	29,700	10,408,662
	Western Union Co.	138,105	1,461,151
			164,092,955
	Health Care 13.4%
	Abbott Laboratories	125,730	16,678,084
	AbbVie, Inc.	114,840	24,061,277
[a]	Boston Scientific Corp.	153,450	15,480,036
	Bristol-Myers Squibb Co.	155,925	9,509,866
	Cardinal Health, Inc.	11,385	1,568,511
	Chemed Corp.	2,492	1,533,377
[a]	DaVita, Inc.	9,900	1,514,403
[a]	Doximity, Inc., Class A	22,275	1,292,618
	Eli Lilly & Co.	22,098	18,250,959
	Encompass Health Corp.	14,850	1,504,008
[a]	Exelixis, Inc.	38,610	1,425,481
	Gilead Sciences, Inc.	99,990	11,203,880
franklintempleton.com	Annual Report	45

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
[a]	Globus Medical, Inc., Class A	18,810	$ 1,376,892
[a]	Insulet Corp.	5,445	1,429,911
[a]	Intra-Cellular Therapies, Inc.	11,880	1,567,210
[a]	Intuitive Surgical, Inc.	34,650	17,161,105
[a]	Jazz Pharmaceuticals PLC	10,395	1,290,539
	Johnson & Johnson	149,490	24,791,422
	Labcorp Holdings, Inc.	5,940	1,382,476
[a]	Masimo Corp.	7,920	1,319,472
[a]	Medpace Holdings, Inc.	4,455	1,357,394
	Medtronic PLC	54,450	4,892,877
	Organon & Co.	100,485	1,496,222
	Premier, Inc., Class A	82,170	1,584,238
	Quest Diagnostics, Inc.	10,890	1,842,588
	ResMed, Inc.	12,870	2,880,950
	Royalty Pharma PLC, Class A	44,550	1,386,842
	Stryker Corp.	33,660	12,529,935
[a]	Tenet Healthcare Corp.	11,880	1,597,860
[a]	United Therapeutics Corp.	4,455	1,373,343
[a]	Waters Corp.	4,455	1,641,979
			186,925,755
	Industrials 7.3%
	3M Co.	44,550	6,542,613
	Acuity, Inc.	4,950	1,303,583
	Allison Transmission Holdings, Inc.	14,850	1,420,699
	Armstrong World Industries, Inc.	9,900	1,394,712
	Automatic Data Processing, Inc.	29,700	9,074,241
	Caterpillar, Inc.	45,045	14,855,841
	Cintas Corp.	33,148	6,812,908
	Comfort Systems USA, Inc.	3,960	1,276,427
	Cummins, Inc.	13,365	4,189,126
	Delta Air Lines, Inc.	59,895	2,611,422
	EMCOR Group, Inc.	4,455	1,646,702
	Fastenal Co.	64,350	4,990,342
	Genpact Ltd.	28,215	1,421,472
	Howmet Aerospace, Inc.	39,600	5,137,308
	Illinois Tool Works, Inc.	20,790	5,156,128
	Lennox International, Inc.	3,465	1,943,276
	PACCAR, Inc.	52,965	5,157,202
	Parker-Hannifin Corp.	11,385	6,920,372
	Paychex, Inc.	15,345	2,367,427
	Republic Services, Inc.	18,810	4,555,030
	Rollins, Inc.	28,710	1,551,201
	Ryder System, Inc.	8,910	1,281,347
	Snap-on, Inc.	4,455	1,501,380
	SS&C Technologies Holdings, Inc.	20,295	1,695,241
[a]	United Airlines Holdings, Inc.	27,225	1,879,886
	Valmont Industries, Inc.	4,455	1,271,323
	WW Grainger, Inc.	4,396	4,342,501
			102,299,710
	Information Technology 31.0%
	Amdocs Ltd.	16,830	1,539,945
	Amphenol Corp., Class A	114,345	7,499,889
	Apple, Inc.	464,805	103,247,135
[a]	Arista Networks, Inc.	106,425	8,245,809
	Avnet, Inc.	29,700	1,428,273
	Broadcom, Inc.	135,649	22,711,712
	Cisco Systems, Inc.	283,140	17,472,569
46	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Information Technology (continued)
	Cognizant Technology Solutions Corp., Class A	47,025	$ 3,597,413
	Corning, Inc.	77,715	3,557,793
[a]	Docusign, Inc.	19,800	1,611,720
[a]	F5, Inc.	5,940	1,581,644
[a]	Fair Isaac Corp.	1,980	3,651,437
[a]	Fortinet, Inc.	52,965	5,098,411
[a]	GoDaddy, Inc., Class A	9,900	1,783,386
[a]	Guidewire Software, Inc.	7,425	1,391,148
	Hewlett Packard Enterprise Co.	133,650	2,062,220
	HP, Inc.	98,505	2,727,603
	International Business Machines Corp.	80,685	20,063,132
	Microsoft Corp.	189,585	71,168,313
	Motorola Solutions, Inc.	16,335	7,151,626
	NetApp, Inc.	22,770	2,000,117
	NVIDIA Corp.	686,565	74,409,915
	Oracle Corp.	133,650	18,685,606
[a]	Palantir Technologies, Inc., Class A	159,885	13,494,294
	QUALCOMM, Inc.	107,910	16,576,055
	TD SYNNEX Corp.	10,890	1,132,124
	Texas Instruments, Inc.	88,605	15,922,318
[a]	Twilio, Inc., Class A	12,375	1,211,636
	Ubiquiti, Inc.	4,455	1,381,674
			432,404,917
	Materials 1.9%
	Air Products & Chemicals, Inc.	16,335	4,817,518
	Berry Global Group, Inc.	20,790	1,451,350
	CF Industries Holdings, Inc.	18,315	1,431,317
	CRH PLC	59,400	5,225,418
	Eastman Chemical Co.	15,345	1,352,048
	International Paper Co.	44,550	2,376,743
	NewMarket Corp.	2,475	1,401,964
	Newmont Corp.	48,015	2,318,164
	Packaging Corp. of America	8,910	1,764,358
	Royal Gold, Inc.	9,900	1,618,749
	Southern Copper Corp.	16,830	1,572,932
	Steel Dynamics, Inc.	14,850	1,857,438
			27,187,999
	Real Estate 2.7%
	Agree Realty Corp.	20,790	1,604,780
	AvalonBay Communities, Inc.	10,890	2,337,212
	Cousins Properties, Inc.	49,500	1,460,250
	EPR Properties	28,215	1,484,391
	Essex Property Trust, Inc.	5,940	1,821,026
	Gaming & Leisure Properties, Inc.	29,700	1,511,730
	Highwoods Properties, Inc.	51,480	1,525,867
	Kilroy Realty Corp.	41,580	1,362,161
[b]	Medical Properties Trust, Inc.	253,935	1,531,228
[a]	Millrose Properties, Inc.	65,373	1,733,038
	NNN REIT, Inc.	35,145	1,498,934
	Omega Healthcare Investors, Inc.	40,590	1,545,667
	Park Hotels & Resorts, Inc.	123,255	1,316,364
	Realty Income Corp.	66,330	3,847,803
	Simon Property Group, Inc.	33,660	5,590,253
	VICI Properties, Inc.	88,605	2,890,295
	Welltower, Inc.	29,205	4,474,498
			37,535,497
franklintempleton.com	Annual Report	47

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Utilities 1.0%
	Atmos Energy Corp.	11,385	$ 1,759,893
	Entergy Corp.	41,085	3,512,357
	Evergy, Inc.	22,275	1,535,861
	MDU Resources Group, Inc.	86,625	1,464,829
	National Fuel Gas Co.	19,800	1,567,962
	NRG Energy, Inc.	14,355	1,370,328
	UGI Corp.	44,055	1,456,899
	Vistra Corp.	16,830	1,976,515
			14,644,644
	Total Common Stocks (Cost $1,171,568,012)		1,395,793,335
	Total Investments before Short-Term Investments (Cost $1,171,568,012)		1,395,793,335
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	796,250	796,250
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	401,882	401,882
	Total Short-Term Investments (Cost $1,198,132)		1,198,132
	Total Investments (Cost $1,172,766,144) 100.0%		1,396,991,467
	Other Assets, less Liabilities 0.0%†		191,600
	Net Assets 100.0%		$ 1,397,183,067
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	1	$ 282,663	6/20/25	$ (3,900)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 93.
48	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Mid Cap Multifactor Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$53.45	$43.31	$44.90	$40.84	$24.94
Income from investment operations[a]:
Net investment income[b]	0.84	0.80	0.71	0.54	0.45
Net realized and unrealized gains (losses)	(0.62)	9.95	(1.73)	4.03	15.86
Total from investment operations	0.22	10.75	(1.02)	4.57	16.31
Less distributions from net investment income	(0.72)	(0.61)	(0.57)	(0.51)	(0.41)
Net asset value, end of year	$52.95	$53.45	$43.31	$44.90	$40.84
Total return[c]	0.41%	25.04%	(2.17)%	11.18%	65.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses net of waiver and payments by affiliates	0.30%[d]	0.30%[d]	0.30%[d]	0.30%[d]	0.30%[d]
Net investment income	1.56%	1.74%	1.69%	1.21%	1.30%
Supplemental data
Net assets, end of year (000’s)	$1,466,653	$611,988	$166,748	$62,855	$36,759
Portfolio turnover rate[e]	19.00%[f]	19.41%[f]	24.07%[f]	22.76%[f]	25.02%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	19.00%	19.41%	24.07%	22.76%	25.02%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	49

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Mid Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.8%
	Communication Services 2.1%
	Electronic Arts, Inc.	98,058	$ 14,171,342
	Fox Corp., Class A	91,964	5,205,163
	Fox Corp., Class B	32,686	1,722,879
	Omnicom Group, Inc.	121,880	10,105,071
	Playtika Holding Corp.	40,442	209,085
			31,413,540
	Consumer Discretionary 17.0%
[a]	AutoNation, Inc.	16,066	2,601,407
	Bath & Body Works, Inc.	121,880	3,695,402
	Best Buy Co., Inc.	154,012	11,336,823
	Brunswick Corp.	36,564	1,968,971
	Carter’s, Inc.	24,376	996,978
	Choice Hotels International, Inc.	16,066	2,133,243
	Columbia Sportswear Co.	19,390	1,467,629
[a]	Crocs, Inc.	33,240	3,530,088
[a]	Deckers Outdoor Corp.	81,992	9,167,526
	Dick’s Sporting Goods, Inc.	36,010	7,258,176
	Dillard’s, Inc., Class A	1,454	520,721
	eBay, Inc.	253,732	17,185,268
	Expedia Group, Inc.	50,968	8,567,721
	Gap, Inc.	82,554	1,701,438
	Garmin Ltd.	75,898	16,479,733
	Genuine Parts Co.	79,776	9,504,513
[a]	Grand Canyon Education, Inc.	14,958	2,588,033
	H&R Block, Inc.	88,640	4,867,222
[b]	Kohl’s Corp.	62,602	512,084
	LKQ Corp.	147,364	6,268,865
	Macy’s, Inc.	183,374	2,303,177
	Murphy USA, Inc.	11,634	5,465,770
	Nordstrom, Inc.	67,588	1,652,527
[a]	NVR, Inc.	1,421	10,294,278
	Pool Corp.	19,944	6,349,172
	PulteGroup, Inc.	113,570	11,674,996
	Ralph Lauren Corp.	25,484	5,625,338
[a]	Skechers USA, Inc., Class A	76,452	4,340,945
	Somnigroup International, Inc.	109,692	6,568,357
	Tapestry, Inc.	155,120	10,921,999
	Texas Roadhouse, Inc.	45,982	7,661,981
	Tractor Supply Co.	283,094	15,598,479
[a]	Ulta Beauty, Inc.	30,470	11,168,474
	Wendy’s Co.	81,438	1,191,438
	Williams-Sonoma, Inc.	88,640	14,013,984
	Wingstop, Inc.	14,958	3,374,226
	Yum! Brands, Inc.	115,786	18,220,085
			248,777,067
	Consumer Staples 8.9%
	Albertsons Cos., Inc., Class A	310,879	6,836,229
[a]	BellRing Brands, Inc.	33,240	2,475,050
[a]	BJ’s Wholesale Club Holdings, Inc.	81,992	9,355,287
	Casey’s General Stores, Inc.	19,390	8,416,036
	Church & Dwight Co., Inc.	123,542	13,600,739
	Clorox Co.	71,466	10,523,369
	Coca-Cola Consolidated, Inc.	2,770	3,739,500
	Dollar General Corp.	99,166	8,719,666
	Flowers Foods, Inc.	131,298	2,495,975
50	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	General Mills, Inc.	144,594	$ 8,645,275
	Hershey Co.	69,804	11,938,578
	Ingredion, Inc.	16,620	2,247,190
	Kellanova	104,152	8,591,499
	Kroger Co.	263,150	17,812,624
	Sysco Corp.	208,304	15,631,132
			131,028,149
	Energy 6.5%
	Antero Midstream Corp.	222,708	4,008,744
	APA Corp.	210,520	4,425,130
	Cheniere Energy, Inc.	71,466	16,537,232
	Chord Energy Corp.	27,146	3,059,897
	Civitas Resources, Inc.	38,780	1,353,034
	Devon Energy Corp.	332,954	12,452,480
	Diamondback Energy, Inc.	84,762	13,551,748
	DT Midstream, Inc.	44,320	4,275,994
	HF Sinclair Corp.	80,884	2,659,466
	Ovintiv, Inc.	155,120	6,639,136
	Targa Resources Corp.	53,738	10,772,857
	Texas Pacific Land Corp.	10,033	13,293,625
	Viper Energy, Inc.	37,672	1,700,891
			94,730,234
	Financials 13.1%
	Affiliated Managers Group, Inc.	19,390	3,258,102
	Allstate Corp.	77,560	16,060,349
	Ally Financial, Inc.	144,040	5,253,139
	Arch Capital Group Ltd.	142,932	13,747,200
	Assured Guaranty Ltd.	27,700	2,440,370
	Cincinnati Financial Corp.	93,626	13,830,433
	CNA Financial Corp.	12,742	647,166
	Columbia Banking System, Inc.	87,532	2,183,048
	Commerce Bancshares, Inc.	31,578	1,965,099
	Everest Group Ltd.	26,038	9,460,386
	FactSet Research Systems, Inc.	9,418	4,281,799
	Globe Life, Inc.	58,724	7,735,125
	Hartford Insurance Group, Inc.	130,190	16,108,409
	Invesco Ltd.	156,228	2,369,979
	Janus Henderson Group PLC	71,466	2,583,496
	Kinsale Capital Group, Inc.	13,296	6,471,296
	MGIC Investment Corp.	203,872	5,051,948
	MSCI, Inc.	26,592	15,037,776
	Old Republic International Corp.	130,744	5,127,780
	OneMain Holdings, Inc.	59,832	2,924,588
	Prosperity Bancshares, Inc.	52,076	3,716,664
	Regions Financial Corp.	506,910	11,015,154
	Rithm Capital Corp.	256,798	2,940,337
	SEI Investments Co.	70,358	5,461,892
	Synchrony Financial	238,220	12,611,367
	T. Rowe Price Group, Inc.	102,803	9,444,512
	Unum Group	99,720	8,123,191
	Western Union Co.	272,568	2,883,769
			192,734,374
	Health Care 10.8%
[a]	Acadia Healthcare Co., Inc.	57,616	1,746,917
	Cencora, Inc.	63,710	17,717,114
	Chemed Corp.	7,756	4,772,422
franklintempleton.com	Annual Report	51

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
[a]	DaVita, Inc.	26,038	$ 3,983,033
	Encompass Health Corp.	76,452	7,743,059
[a]	Exelixis, Inc.	80,884	2,986,237
[a]	IDEXX Laboratories, Inc.	38,226	16,053,009
[a]	Incyte Corp.	116,340	7,044,387
[a]	Inspire Medical Systems, Inc.	8,310	1,323,617
[a]	Mettler-Toledo International, Inc.	11,396	13,457,650
[a]	Neurocrine Biosciences, Inc.	69,250	7,659,050
	Organon & Co.	174,510	2,598,454
	ResMed, Inc.	64,264	14,385,496
	Royalty Pharma PLC, Class A	257,610	8,019,399
[a]	Solventum Corp.	52,076	3,959,859
[a]	Tenet Healthcare Corp.	63,710	8,568,995
[a]	United Therapeutics Corp.	27,146	8,368,297
	Universal Health Services, Inc., Class B	38,226	7,182,665
	Viatris, Inc.	676,988	5,896,566
[a]	Waters Corp.	40,442	14,905,708
			158,371,934
	Industrials 22.1%
	Acuity, Inc.	11,634	3,063,814
	Allegion PLC	50,414	6,577,010
	Allison Transmission Holdings, Inc.	59,832	5,724,127
	Armstrong World Industries, Inc.	17,174	2,419,473
	Booz Allen Hamilton Holding Corp.	96,950	10,139,031
[a]	CACI International, Inc., Class A	10,526	3,862,200
	CH Robinson Worldwide, Inc.	66,480	6,807,552
	Concentrix Corp.	19,944	1,109,684
	Cummins, Inc.	42,658	13,370,724
	Curtiss-Wright Corp.	19,390	6,151,865
	Delta Air Lines, Inc.	251,516	10,966,098
	Donaldson Co., Inc.	70,912	4,755,359
	Dover Corp.	76,452	13,431,087
	Expeditors International of Washington, Inc.	83,654	10,059,393
	Fastenal Co.	192,238	14,908,057
	Ferguson Enterprises, Inc.	74,236	11,894,834
	Genpact Ltd.	111,908	5,637,925
	Graco, Inc.	88,086	7,356,062
	Leidos Holdings, Inc.	54,846	7,400,919
	Lennox International, Inc.	21,052	11,806,593
	Lincoln Electric Holdings, Inc.	32,686	6,182,884
	ManpowerGroup, Inc.	26,592	1,539,145
	Masco Corp.	115,232	8,013,233
	MSC Industrial Direct Co., Inc., Class A	32,132	2,495,692
	Old Dominion Freight Line, Inc.	71,466	11,824,050
	Otis Worldwide Corp.	155,674	16,065,557
	Paychex, Inc.	109,692	16,923,282
	Paycom Software, Inc.	29,362	6,415,010
	Robert Half, Inc.	62,602	3,414,939
	Rollins, Inc.	175,618	9,488,641
	Ryder System, Inc.	22,714	3,266,500
[a]	Saia, Inc.	13,296	4,646,021
	Schneider National, Inc., Class B	30,470	696,240
	Snap-on, Inc.	32,132	10,828,805
	Toro Co.	57,062	4,151,261
[a]	United Airlines Holdings, Inc.	141,824	9,792,947
	Veralto Corp.	118,556	11,553,282
	Verisk Analytics, Inc.	54,846	16,323,267
	Watsco, Inc.	18,512	9,409,650
52	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Industrials (continued)
	WW Grainger, Inc.	13,328	$ 13,165,798
			323,638,011
	Information Technology 11.0%
	Amdocs Ltd.	63,710	5,829,465
[a]	Appfolio, Inc., Class A	9,418	2,071,018
	Avnet, Inc.	39,334	1,891,572
	CDW Corp.	65,372	10,476,517
[a]	Cirrus Logic, Inc.	28,254	2,815,652
[a]	Docusign, Inc.	57,062	4,644,847
	Dolby Laboratories, Inc., Class A	34,902	2,802,980
[a]	Dropbox, Inc., Class A	65,372	1,746,086
[a]	F5, Inc.	33,240	8,850,815
[a]	Fair Isaac Corp.	6,749	12,446,236
[a]	Gartner, Inc.	31,024	13,022,014
[a]	GoDaddy, Inc., Class A	81,438	14,670,241
	Hewlett Packard Enterprise Co.	659,814	10,180,930
	HP, Inc.	447,078	12,379,590
	Jabil, Inc.	55,400	7,538,278
	Juniper Networks, Inc.	181,158	6,556,108
[a]	Manhattan Associates, Inc.	45,982	7,956,725
	NetApp, Inc.	130,190	11,435,889
[a]	Nutanix, Inc., Class A	62,602	4,370,246
	Pegasystems, Inc.	11,634	808,796
[a]	Teradata Corp.	26,592	597,788
[a]	VeriSign, Inc.	58,724	14,908,262
	Vontier Corp.	94,180	3,093,813
			161,093,868
	Materials 2.9%
	Avery Dennison Corp.	47,644	8,479,203
	LyondellBasell Industries NV, Class A	134,622	9,477,389
	NewMarket Corp.	3,324	1,882,880
	Reliance, Inc.	32,686	9,438,083
	RPM International, Inc.	68,696	7,946,753
	Sealed Air Corp.	88,086	2,545,685
	Sonoco Products Co.	55,400	2,617,096
			42,387,089
	Real Estate 4.1%
	AvalonBay Communities, Inc.	68,142	14,624,636
	BXP, Inc.	75,344	5,062,363
	Camden Property Trust	59,278	7,249,699
	Cousins Properties, Inc.	58,724	1,732,358
	Equity LifeStyle Properties, Inc.	100,274	6,688,276
	Highwoods Properties, Inc.	68,142	2,019,729
	Kilroy Realty Corp.	57,062	1,869,351
	Lamar Advertising Co., Class A	35,456	4,034,184
	NNN REIT, Inc.	106,368	4,536,595
	Omega Healthcare Investors, Inc.	69,804	2,658,136
	STAG Industrial, Inc.	90,856	3,281,719
	WP Carey, Inc.	94,180	5,943,700
			59,700,746
franklintempleton.com	Annual Report	53

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Utilities 1.3%
	American Water Works Co., Inc.	104,706	$ 15,446,229
	National Fuel Gas Co.	49,306	3,904,542
			19,350,771
	Total Common Stocks (Cost $1,441,424,238)		1,463,225,783
	Total Investments before Short-Term Investments (Cost $1,441,424,238)		1,463,225,783
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	490,875	490,875
	Money Market Funds 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	1,731,422	1,731,422
	Total Short-Term Investments (Cost $2,222,297)		2,222,297
	Total Investments (Cost $1,443,646,535) 99.9%		1,465,448,080
	Other Assets, less Liabilities 0.1%		1,204,757
	Net Assets 100.0%		$ 1,466,652,837
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	9	$ 2,644,740	6/20/25	$ 26,860

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 93.
54	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Small Cap Multifactor Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$40.57	$34.10	$36.16	$36.53	$20.48
Income from investment operations[a]:
Net investment income[b]	0.54	0.55	0.54	0.38	0.28
Net realized and unrealized gains (losses)	(1.14)	6.41	(2.10)	(0.36)	16.15
Total from investment operations	(0.60)	6.96	(1.56)	0.02	16.43
Less distributions from net investment income	(0.60)	(0.49)	(0.50)	(0.39)	(0.38)
Net asset value, end of year	$39.37	$40.57	$34.10	$36.16	$36.53
Total return[c]	(1.52)%	20.59%	(4.21)%	0.02%	80.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.35%[d]	0.35%[d]	0.35%[d]	0.35%[d]	0.35%[d]
Net investment income	1.32%	1.53%	1.60%	1.00%	0.99%
Supplemental data
Net assets, end of year (000’s)	$43,303	$36,510	$17,048	$16,273	$14,613
Portfolio turnover rate[e]	24.22%[f]	23.57%[f]	28.79%[f]	27.64%[f]	34.77%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	24.22%	23.57%	28.79%	27.64%	34.77%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	55

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Small Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.9%
	Communication Services 3.0%
[a]	AMC Networks, Inc., Class A	1,980	$ 13,622
[a]	Cargurus, Inc.	4,928	143,553
	Cinemark Holdings, Inc.	3,586	89,255
[a]	EverQuote, Inc., Class A	1,254	32,842
[a]	Gambling.com Group Ltd.	946	11,938
[a]	Ibotta, Inc., Class A	594	25,067
	IDT Corp., Class B	1,056	54,183
	John Wiley & Sons, Inc., Class A	2,684	119,599
[a]	Liberty Latin America Ltd., Class A	2,046	12,951
[a]	Liberty Latin America Ltd., Class C	5,786	35,931
[a]	Playstudios, Inc.	5,192	6,594
	Scholastic Corp.	1,562	29,491
	Shutterstock, Inc.	1,606	29,920
	Spok Holdings, Inc.	1,254	20,616
	TEGNA, Inc.	11,308	206,032
	Telephone & Data Systems, Inc.	6,732	260,798
[a]	Yelp, Inc.	4,642	171,893
[a]	ZipRecruiter, Inc., Class A	5,082	29,933
			1,294,218
	Consumer Discretionary 14.0%
[a]	1-800- Flowers.com, Inc., Class A	1,496	8,826
[a]	Abercrombie & Fitch Co., Class A	3,234	246,981
	Academy Sports & Outdoors, Inc.	4,466	203,694
	Acushnet Holdings Corp.	2,354	161,626
[a]	Adtalem Global Education, Inc.	2,332	234,692
	American Eagle Outfitters, Inc.	11,396	132,422
[a]	American Public Education, Inc.	660	14,731
[a]	BARK, Inc.	3,960	5,504
	Bloomin’ Brands, Inc.	6,908	49,530
	Buckle, Inc.	2,376	91,048
	Build-A-Bear Workshop, Inc.	968	35,981
	Caleres, Inc.	2,420	41,697
	Cheesecake Factory, Inc.	4,136	201,258
	Cracker Barrel Old Country Store, Inc.	1,848	71,739
	Cricut, Inc., Class A	1,430	7,364
	Designer Brands, Inc., Class A	2,244	8,191
[a]	Despegar.com Corp.	1,914	35,964
[a]	Destination XL Group, Inc.	3,608	5,268
[a]	Dorman Products, Inc.	1,254	151,157
	Escalade, Inc.	572	8,752
	Ethan Allen Interiors, Inc.	1,760	48,752
[a]	Figs, Inc., Class A	9,284	42,614
	Flexsteel Industries, Inc.	220	8,032
[a]	Foot Locker, Inc.	4,906	69,175
[a]	Frontdoor, Inc.	5,258	202,012
[a]	Genesco, Inc.	726	15,413
[a]	G-III Apparel Group Ltd.	2,508	68,594
	Group 1 Automotive, Inc.	836	319,310
	Hamilton Beach Brands Holding Co., Class A	418	8,122
	Haverty Furniture Cos., Inc.	1,166	22,994
[a]	Helen of Troy Ltd.	1,320	70,607
	Hooker Furnishings Corp.	572	5,743
	Installed Building Products, Inc.	1,540	264,048
	J Jill, Inc.	352	6,875
	Jack in the Box, Inc.	1,100	29,909
	JAKKS Pacific, Inc.	462	11,398
56	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Discretionary (continued)
	Johnson Outdoors, Inc., Class A	286	$ 7,104
	Kontoor Brands, Inc.	4,268	273,707
	La-Z-Boy, Inc.	2,970	116,097
	LCI Industries	1,430	125,025
	Lifetime Brands, Inc.	638	3,145
[a]	Lincoln Educational Services Corp.	1,738	27,582
[a]	Lovesac Co.	858	15,598
[a]	M/I Homes, Inc.	1,408	160,765
	Marine Products Corp.	660	5,537
	Monarch Casino & Resort, Inc.	968	75,262
	Monro, Inc.	1,914	27,696
	Movado Group, Inc.	1,144	19,128
	Nathan’s Famous, Inc.	198	19,082
[a]	ODP Corp.	2,310	33,102
[a]	ONE Group Hospitality, Inc.	1,452	4,341
	Oxford Industries, Inc.	1,122	65,828
	Papa John’s International, Inc.	2,222	91,280
	Patrick Industries, Inc.	1,892	159,987
	Perdoceo Education Corp.	5,456	137,382
[a]	Portillo’s, Inc., Class A	3,344	39,760
[a]	Potbelly Corp.	1,518	14,436
[a]	RealReal, Inc.	4,444	23,953
[a]	Revolve Group, Inc.	2,882	61,934
	Rocky Brands, Inc.	462	8,025
[a]	Sally Beauty Holdings, Inc.	8,404	75,888
[a]	Savers Value Village, Inc.	1,034	7,135
	Shoe Carnival, Inc.	1,078	23,705
	Signet Jewelers Ltd.	2,794	162,220
	Six Flags Entertainment Corp.	3,036	108,294
[a]	Sleep Number Corp.	946	5,998
	Smith & Wesson Brands, Inc.	2,728	25,425
	Sonic Automotive, Inc., Class A	968	55,137
[a]	Sonos, Inc.	7,458	79,577
	Standard Motor Products, Inc.	1,518	37,844
	Steven Madden Ltd.	5,192	138,315
	Strategic Education, Inc.	1,496	125,604
[a]	Stride, Inc.	2,992	378,488
	Sturm Ruger & Co., Inc.	1,034	40,626
	Superior Group of Cos., Inc.	638	6,980
[a]	Target Hospitality Corp.	1,914	12,594
[a]	Tile Shop Holdings, Inc.	2,090	13,543
[a,b]	Torrid Holdings, Inc.	968	5,305
[a]	Universal Technical Institute, Inc.	2,486	63,840
	Upbound Group, Inc.	3,806	91,192
[a]	Vera Bradley, Inc.	1,342	3,019
[a]	Victoria’s Secret & Co.	2,310	42,920
	Weyco Group, Inc.	418	12,741
	Wolverine World Wide, Inc.	4,972	69,161
[a]	XPEL, Inc.	1,496	43,952
			6,055,282
	Consumer Staples 7.1%
	Cal-Maine Foods, Inc.	2,816	255,974
[a]	Central Garden & Pet Co.	660	24,196
[a]	Central Garden & Pet Co., Class A	3,564	116,650
	Edgewell Personal Care Co.	2,882	89,947
	Energizer Holdings, Inc.	4,356	130,332
	Fresh Del Monte Produce, Inc.	1,012	31,200
	Ingles Markets, Inc., Class A	1,012	65,912
franklintempleton.com	Annual Report	57

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	Interparfums, Inc.	1,452	$ 165,339
	J&J Snack Foods Corp.	880	115,914
	John B Sanfilippo & Son, Inc.	594	42,091
	Lancaster Colony Corp.	1,210	211,750
[a]	Lifeway Foods, Inc.	220	5,379
[a]	Mama’s Creations, Inc.	1,716	11,171
[a]	Medifast, Inc.	726	9,786
	National Beverage Corp.	1,716	71,283
	Natural Grocers by Vitamin Cottage, Inc., Class C	638	25,648
[a]	Nature’s Sunshine Products, Inc.	792	9,940
	Nu Skin Enterprises, Inc., Class A	3,938	28,590
	Oil-Dri Corp. of America	572	26,266
	PriceSmart, Inc.	1,716	150,751
	Primo Brands Corp., Class A	4,950	175,675
	SpartanNash Co.	2,640	53,486
[a]	Sprouts Farmers Market, Inc.	3,234	493,638
	Turning Point Brands, Inc.	836	49,692
[a]	United Natural Foods, Inc.	3,564	97,618
	Universal Corp.	1,628	91,249
[a]	USANA Health Sciences, Inc.	858	23,140
	Village Super Market, Inc., Class A	748	28,431
[a]	Vita Coco Co., Inc.	1,760	53,944
[a]	Vital Farms, Inc.	1,650	50,275
	WD-40 Co.	1,012	246,928
	Weis Markets, Inc.	1,210	93,230
	WK Kellogg Co.	1,958	39,023
			3,084,448
	Energy 4.7%
	Archrock, Inc.	8,382	219,944
	Ardmore Shipping Corp.	2,596	25,415
	Atlas Energy Solutions, Inc.	3,014	53,770
	California Resources Corp.	4,488	197,337
	Core Natural Resources, Inc.	3,366	259,519
	Crescent Energy Co., Class A	6,512	73,195
	CVR Energy, Inc.	1,870	36,278
	DHT Holdings, Inc.	6,314	66,297
	Dorian LPG Ltd.	1,650	36,861
[a]	Drilling Tools International Corp.	638	1,512
	Evolution Petroleum Corp.	1,804	9,345
	Granite Ridge Resources, Inc.	2,970	18,058
[a]	Gulfport Energy Corp.	682	125,583
	International Seaways, Inc.	2,310	76,692
	Kodiak Gas Services, Inc.	1,364	50,877
	Magnolia Oil & Gas Corp., Class A	10,120	255,631
	Northern Oil & Gas, Inc.	5,808	175,576
	Peabody Energy Corp.	6,820	92,411
	Riley Exploration Permian, Inc.	660	19,252
	Scorpio Tankers, Inc.	2,684	100,865
	SFL Corp. Ltd.	7,986	65,485
	Teekay Tankers Ltd., Class A	1,320	50,516
	VAALCO Energy, Inc.	6,424	24,154
			2,034,573
	Financials 12.4%
	1st Source Corp.	1,210	72,370
	ARES Commercial Real Estate Corp.	1,584	7,334
	Artisan Partners Asset Management, Inc., Class A	3,058	119,568
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,694	62,000
58	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Financials (continued)
	Bank of Marin Bancorp	902	$ 19,907
	Bank7 Corp.	220	8,523
	Blackstone Mortgage Trust, Inc., Class A	12,452	249,040
[a]	Bowhead Specialty Holdings, Inc.	352	14,309
	Brookline Bancorp, Inc.	5,698	62,108
	Cass Information Systems, Inc.	770	33,303
	Central Pacific Financial Corp.	1,320	35,693
	Chemung Financial Corp.	220	10,465
	Chicago Atlantic Real Estate Finance, Inc.	792	11,642
	Citizens & Northern Corp.	770	15,492
	City Holding Co.	836	98,205
	Claros Mortgage Trust, Inc.	4,048	15,099
	CNO Financial Group, Inc.	5,060	210,749
	Cohen & Steers, Inc.	814	65,324
[a]	Consumer Portfolio Services, Inc.	572	4,959
	Diamond Hill Investment Group, Inc.	88	12,570
[a]	Donnelley Financial Solutions, Inc.	1,518	66,352
	Eagle Bancorp, Inc.	1,760	36,960
	Enact Holdings, Inc.	2,222	77,215
[a]	Enova International, Inc.	1,518	146,578
	ESSA Bancorp, Inc.	572	10,782
	Essent Group Ltd.	7,238	417,777
	First Business Financial Services, Inc.	484	22,821
	First Community Bankshares, Inc.	770	29,021
	First of Long Island Corp.	1,430	17,661
	FirstCash Holdings, Inc.	2,024	243,528
	GCM Grosvenor, Inc., Class A	1,980	26,195
[a]	Genworth Financial, Inc., Class A	26,026	184,524
	German American Bancorp, Inc.	1,892	70,950
	Goosehead Insurance, Inc., Class A	726	85,712
	Granite Point Mortgage Trust, Inc.	2,794	7,264
	Guaranty Bancshares, Inc.	528	21,136
[a]	Hamilton Insurance Group Ltd., Class B	1,584	32,836
	Heritage Commerce Corp.	3,102	29,531
	Home Bancorp, Inc.	396	17,741
	Home BancShares, Inc.	11,132	314,702
[a]	International Money Express, Inc.	2,618	33,039
	Jackson Financial, Inc., Class A	4,818	403,652
	Kearny Financial Corp.	2,288	14,323
	KKR Real Estate Finance Trust, Inc.	3,894	42,055
	Mercury General Corp.	1,628	91,005
	NBT Bancorp, Inc.	2,860	122,694
[a]	NerdWallet, Inc., Class A	2,178	19,711
	Nexpoint Real Estate Finance, Inc.	440	6,728
[a]	NMI Holdings, Inc., Class A	5,478	197,482
	Northeast Community Bancorp, Inc.	726	17,017
	Northfield Bancorp, Inc.	2,376	25,922
	Northwest Bancshares, Inc.	7,304	87,794
	OceanFirst Financial Corp.	3,278	55,759
	Park National Corp.	638	96,593
	Parke Bancorp, Inc.	638	12,020
	Peoples Bancorp, Inc.	2,134	63,294
	Peoples Financial Services Corp.	462	20,545
	PJT Partners, Inc., Class A	1,078	148,635
	Preferred Bank	726	60,737
	Radian Group, Inc.	4,466	147,691
	Regional Management Corp.	616	18,548
	Selective Insurance Group, Inc.	3,454	316,179
	Seven Hills Realty Trust	594	7,419
franklintempleton.com	Annual Report	59

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Financials (continued)
	Southern Missouri Bancorp, Inc.	528	$ 27,467
	Stock Yards Bancorp, Inc.	1,232	85,082
	Tompkins Financial Corp.	836	52,651
	TPG RE Finance Trust, Inc.	4,092	33,350
	TrustCo Bank Corp.	1,166	35,540
	Value Line, Inc.	22	851
	Victory Capital Holdings, Inc., Class A	2,112	122,221
[a]	World Acceptance Corp.	264	33,409
			5,387,359
	Health Care 11.5%
[a]	ACADIA Pharmaceuticals, Inc.	8,514	141,417
[a]	Alkermes PLC	12,034	397,363
[a]	AMN Healthcare Services, Inc.	2,552	62,422
[a]	Ardent Health Partners, Inc.	418	5,747
[a]	Artivion, Inc.	1,980	48,668
[a]	AtriCure, Inc.	3,102	100,070
[a]	Axogen, Inc.	2,728	50,468
[a]	Biote Corp., Class A	1,584	5,275
[a]	Catalyst Pharmaceuticals, Inc.	7,788	188,859
[a]	Ceribell, Inc.	374	7,184
[a]	Collegium Pharmaceutical, Inc.	1,496	44,656
[a]	Community Health Systems, Inc.	7,414	20,018
	Concentra Group Holdings Parent, Inc.	3,234	70,178
	CONMED Corp.	2,046	123,558
[a]	Corcept Therapeutics, Inc.	5,786	660,877
[a]	CorVel Corp.	1,738	194,604
[a]	Cross Country Healthcare, Inc.	2,200	32,758
	Embecta Corp.	4,356	55,539
[a]	Fennec Pharmaceuticals, Inc.	1,122	6,833
[a]	Harmony Biosciences Holdings, Inc.	2,024	67,177
[a]	Harvard Bioscience, Inc.	2,046	1,158
	HealthStream, Inc.	704	22,655
[a]	Hims & Hers Health, Inc.	9,636	284,744
[a]	InfuSystem Holdings, Inc.	1,188	6,391
[a]	Inmode Ltd.	5,104	90,545
[a]	Innoviva, Inc.	3,586	65,014
	iRadimed Corp.	616	32,328
[a]	Ironwood Pharmaceuticals, Inc.	8,338	12,257
[a]	Joint Corp.	902	11,266
[a]	Kiniksa Pharmaceuticals International PLC	2,068	45,930
[a]	Lantheus Holdings, Inc.	2,068	201,837
	LeMaitre Vascular, Inc.	1,320	110,748
[a]	Merit Medical Systems, Inc.	3,432	362,797
[a]	MiMedx Group, Inc.	7,986	60,694
	National HealthCare Corp.	836	77,581
	National Research Corp.	1,166	14,925
[a]	Niagen Bioscience, Inc.	2,486	17,153
[a]	Option Care Health, Inc.	7,678	268,346
[a]	Organogenesis Holdings, Inc.	4,598	19,863
	Patterson Cos., Inc.	6,182	193,126
[a]	Pediatrix Medical Group, Inc.	5,940	86,071
[a]	Performant Healthcare, Inc.	5,104	15,108
	Phibro Animal Health Corp., Class A	1,474	31,485
[a]	Prestige Consumer Healthcare, Inc.	3,454	296,940
[a]	Puma Biotechnology, Inc.	2,024	5,991
[a]	Quipt Home Medical Corp.	2,068	4,818
[a]	Rigel Pharmaceuticals, Inc.	968	17,414
[a]	Semler Scientific, Inc.	352	12,742
60	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
[a]	SIGA Technologies, Inc.	3,388	$ 18,566
[a]	Sonida Senior Living, Inc.	220	5,124
[a]	Surmodics, Inc.	726	22,165
[a]	Tactile Systems Technology, Inc.	1,606	21,231
[a]	Treace Medical Concepts, Inc.	2,882	24,180
[a]	UFP Technologies, Inc.	418	84,315
[a]	Vanda Pharmaceuticals, Inc.	3,784	17,369
[a]	Vericel Corp.	2,530	112,889
[a]	Viemed Healthcare, Inc.	2,112	15,375
[a]	Y-mAbs Therapeutics, Inc.	1,672	7,407
[a,b]	Zynex, Inc.	1,386	3,049
			4,985,268
	Industrials 21.4%
	ACCO Brands Corp.	5,962	24,981
	Alamo Group, Inc.	616	109,777
	Allient, Inc.	902	19,826
	Apogee Enterprises, Inc.	1,254	58,098
	Applied Industrial Technologies, Inc.	1,826	411,471
	Atmus Filtration Technologies, Inc.	3,916	143,835
	Barrett Business Services, Inc.	1,738	71,519
[a]	Bowman Consulting Group Ltd.	682	14,888
[a]	BrightView Holdings, Inc.	2,486	31,920
	Brink’s Co.	2,926	252,104
[a]	Cimpress PLC	1,298	58,709
	CompX International, Inc.	110	2,279
	Costamare, Inc.	2,728	26,844
	Covenant Logistics Group, Inc.	1,276	28,327
	CRA International, Inc.	440	76,208
	CSG Systems International, Inc.	2,244	135,695
	CSW Industrials, Inc.	1,056	307,845
	Deluxe Corp.	3,036	47,999
[a]	DXP Enterprises, Inc.	858	70,579
	Enerpac Tool Group Corp.	2,508	112,509
	Ennis, Inc.	1,914	38,452
	ESCO Technologies, Inc.	1,672	266,049
[a]	ExlService Holdings, Inc.	4,730	223,303
	Exponent, Inc.	3,542	287,115
	Federal Signal Corp.	2,574	189,318
[a]	Forrester Research, Inc.	550	5,082
[a]	Franklin Covey Co.	814	22,483
	Franklin Electric Co., Inc.	3,102	291,216
[a]	GEO Group, Inc.	7,348	214,635
	Global Industrial Co.	1,100	24,640
[a]	GMS, Inc.	2,926	214,095
	Golden Ocean Group Ltd.	5,390	43,012
	Gorman-Rupp Co.	1,254	44,015
	Griffon Corp.	1,606	114,829
	H&E Equipment Services, Inc.	1,848	175,172
	Heartland Express, Inc.	3,476	32,049
	Heidrick & Struggles International, Inc.	1,562	66,900
	Hillenbrand, Inc.	3,982	96,126
	HNI Corp.	3,388	150,258
[a]	Huron Consulting Group, Inc.	924	132,548
	Hyster-Yale, Inc.	616	25,589
[a]	IBEX Holdings Ltd.	572	13,928
	ICF International, Inc.	1,254	106,552
[a]	IES Holdings, Inc.	484	79,913
[a]	Innodata, Inc.	858	30,802
franklintempleton.com	Annual Report	61

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Industrials (continued)
	Insperity, Inc.	2,244	$ 200,232
	Interface, Inc.	2,640	52,378
	Kadant, Inc.	770	259,421
	Karat Packaging, Inc.	440	11,695
	Kelly Services, Inc., Class A	1,958	25,787
	Kforce, Inc.	1,518	74,215
	Korn Ferry	3,938	267,115
[a]	L.B. Foster Co., Class A	396	7,793
[a]	Legalzoom.com, Inc.	9,614	82,777
[a]	Liquidity Services, Inc.	1,474	45,709
	LSI Industries, Inc.	1,628	27,676
	Luxfer Holdings PLC	1,628	19,308
	Marten Transport Ltd.	3,454	47,389
[a]	Masterbrand, Inc.	6,820	89,069
	Matthews International Corp., Class A	1,760	39,142
	McGrath RentCorp	1,496	166,654
	Miller Industries, Inc.	682	28,896
	MillerKnoll, Inc.	4,422	84,637
[a]	Mistras Group, Inc.	1,452	15,362
	Moog, Inc., Class A	1,760	305,096
	Mueller Industries, Inc.	6,204	472,373
	Mueller Water Products, Inc., Class A	9,350	237,677
	National Presto Industries, Inc.	308	27,076
	NL Industries, Inc.	594	4,693
[a]	NV5 Global, Inc.	3,784	72,918
	Omega Flex, Inc.	286	9,947
[a]	PAMT Corp.	418	5,075
	Preformed Line Products Co.	154	21,574
	Primoris Services Corp.	2,266	130,091
[a]	Proficient Auto Logistics, Inc.	506	4,235
[a]	Radiant Logistics, Inc.	2,310	14,207
[a]	Resideo Technologies, Inc.	7,436	131,617
[a]	Resolute Holdings Management, Inc.	119	3,729
	Resources Connection, Inc.	2,574	16,834
	REV Group, Inc.	2,354	74,386
	Rush Enterprises, Inc., Class A	3,784	202,103
	Rush Enterprises, Inc., Class B	550	31,086
	Safe Bulkers, Inc.	4,004	14,775
	Standex International Corp.	726	117,169
	Steelcase, Inc., Class A	6,094	66,790
	Tennant Co.	1,320	105,270
[a]	Titan Machinery, Inc.	1,254	21,368
	UniFirst Corp.	880	153,120
	Universal Logistics Holdings, Inc.	418	10,968
[a]	Upwork, Inc.	5,962	77,804
	Virco Mfg. Corp.	572	5,411
	Watts Water Technologies, Inc., Class A	1,760	358,899
	Werner Enterprises, Inc.	4,840	141,812
			9,276,852
	Information Technology 13.7%
	A10 Networks, Inc.	5,610	91,667
[a]	ACI Worldwide, Inc.	5,280	288,869
[a]	Agilysys, Inc.	1,056	76,602
[a]	AvePoint, Inc.	4,246	61,312
[a]	Aviat Networks, Inc.	726	13,917
[a]	Axcelis Technologies, Inc.	2,002	99,439
	Badger Meter, Inc.	2,068	393,437
	Belden, Inc.	2,376	238,194
62	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Information Technology (continued)
	Benchmark Electronics, Inc.	1,518	$ 57,730
[a]	Blackbaud, Inc.	2,750	170,638
[a]	BlackLine, Inc.	1,694	82,023
[a]	Box, Inc., Class A	9,812	302,798
[a]	Calix, Inc.	3,366	119,291
	Clear Secure, Inc., Class A	4,994	129,395
	Climb Global Solutions, Inc.	220	24,367
[a]	Commvault Systems, Inc.	2,926	461,606
	CompoSecure, Inc., Class A	1,430	15,544
[a]	Consensus Cloud Solutions, Inc.	1,144	26,404
[a]	Couchbase, Inc.	1,892	29,799
[a]	CPI Card Group, Inc.	286	8,343
[a]	Daily Journal Corp.	66	26,248
[a]	Domo, Inc., Class B	1,078	8,365
[a]	eGain Corp.	1,254	6,082
[a]	Enfusion, Inc., Class A	3,080	34,342
[a]	ePlus, Inc.	1,848	112,783
	Hackett Group, Inc.	1,782	52,070
[a]	Harmonic, Inc.	6,688	64,138
	Immersion Corp.	1,848	14,008
	Information Services Group, Inc.	2,288	8,946
	InterDigital, Inc.	1,606	332,041
	Logility Supply Chain Solutions, Inc., Class A	1,958	27,921
[a]	Mitek Systems, Inc.	2,266	18,695
	Napco Security Technologies, Inc.	2,244	51,657
	NVE Corp.	330	21,034
	OneSpan, Inc.	2,706	41,267
[a]	Ooma, Inc.	1,870	24,478
[a]	OSI Systems, Inc.	1,012	196,672
	PC Connection, Inc.	726	45,317
[a]	Plexus Corp.	1,518	194,501
	Progress Software Corp.	2,816	145,052
[a]	PROS Holdings, Inc.	2,464	46,890
[a]	Qualys, Inc.	2,750	346,308
[a]	Rambus, Inc.	6,996	362,218
	Richardson Electronics Ltd.	704	7,857
[a]	Rimini Street, Inc.	4,092	14,240
	Sapiens International Corp. NV	1,892	51,254
[a]	SEMrush Holdings, Inc., Class A	1,760	16,421
[a]	Silvaco Group, Inc.	220	1,003
[a]	SPS Commerce, Inc.	2,420	321,207
[a]	Varonis Systems, Inc.	5,390	218,026
[a]	Vertex, Inc., Class A	1,606	56,226
[a]	Viant Technology, Inc., Class A	462	5,733
[a]	Viavi Solutions, Inc.	6,688	74,839
[a]	Vishay Precision Group, Inc.	704	16,959
[a]	WM Technology, Inc.	4,576	5,171
[a]	Workiva, Inc.	2,728	207,082
[a]	Yext, Inc.	6,732	41,469
			5,909,895
	Materials 2.1%
[a]	Alpha Metallurgical Resources, Inc.	638	79,910
	Caledonia Mining Corp. PLC	902	11,266
	Greif, Inc., Class A	1,606	88,314
	Greif, Inc., Class B	330	19,562
	Hawkins, Inc.	1,078	114,182
	Innospec, Inc.	1,540	145,915
	Myers Industries, Inc.	2,398	28,608
franklintempleton.com	Annual Report	63

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Materials (continued)
	Ramaco Resources, Inc., Class A	1,430	$ 11,769
	Ramaco Resources, Inc., Class B	308	2,191
	Ryerson Holding Corp.	1,606	36,874
	Sensient Technologies Corp.	2,684	199,770
	SunCoke Energy, Inc.	4,818	44,326
	Sylvamo Corp.	2,046	137,225
			919,912
	Real Estate 4.6%
	Alexander’s, Inc.	88	18,406
	American Assets Trust, Inc.	3,014	60,702
	Brandywine Realty Trust	8,074	36,010
	Broadstone Net Lease, Inc.	11,528	196,437
	CareTrust REIT, Inc.	10,846	309,979
	Community Healthcare Trust, Inc.	1,716	31,162
[a]	Compass, Inc., Class A	11,506	100,447
	Elme Communities	4,004	69,670
	Essential Properties Realty Trust, Inc.	8,008	261,381
[a]	Forestar Group, Inc.	1,012	21,394
	Four Corners Property Trust, Inc.	6,336	181,843
	Innovative Industrial Properties, Inc.	1,760	95,198
	LTC Properties, Inc.	2,574	91,248
[a]	NET Lease Office Properties	616	19,330
	One Liberty Properties, Inc.	726	19,072
	Orion Properties, Inc.	3,454	7,392
	Paramount Group, Inc.	8,734	37,556
	Peakstone Realty Trust	1,826	23,008
	Piedmont Office Realty Trust, Inc., Class A	7,964	58,695
[a]	RE/MAX Holdings, Inc., Class A	1,430	11,969
	RMR Group, Inc., Class A	1,144	19,048
	SITE Centers Corp.	1,584	20,339
	Tanger, Inc.	7,546	254,979
	Universal Health Realty Income Trust	814	33,341
			1,978,606
	Utilities 5.4%
	American States Water Co.	2,508	197,329
	Avista Corp.	4,840	202,651
	California Water Service Group	3,740	181,240
	Global Water Resources, Inc.	726	7,485
	MGE Energy, Inc.	2,244	208,602
	Northwest Natural Holding Co.	2,376	101,503
	Northwestern Energy Group, Inc.	3,894	225,346
	Portland General Electric Co.	3,080	137,368
	SJW Group	2,002	109,489
	Southwest Gas Holdings, Inc.	4,114	295,385
	Spire, Inc.	3,322	259,947
	TXNM Energy, Inc.	6,160	329,437
	Unitil Corp.	946	54,575
	York Water Co.	990	34,333
			2,344,690
	Total Common Stocks (Cost $42,147,181)		43,271,103
	Total Investments before Short-Term Investments (Cost $42,147,181)		43,271,103
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	7,400	7,400
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	158	158
	Total Short-Term Investments (Cost $7,558)		7,558
	Total Investments (Cost $42,154,739) 99.9%		43,278,661
	Other Assets, less Liabilities 0.1%		24,544
	Net Assets 100.0%		$ 43,303,205
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 93.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 March 31, 2025
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 13,216,589	$ 1,172,750,267	$ 5,418,534
Cost – Non-controlled affiliates (Note 3c)	7	4,001,998	13
Value – Unaffiliated issuers	$ 13,462,369	$ 1,255,540,467+	$ 5,516,153
Value – Non-controlled affiliates (Note 3c)	7	4,001,998	13
Foreign currency, at value (cost $49,624, $2,613,390 and $24,095, respectively)	49,695	2,602,839	24,020
Receivables:
Dividends and interest	72,113	8,758,627	48,730
European Union tax reclaims receivable (Note 1e)	—	304,580	—
Investment securities sold	—	1,405,266	—
Deposits with brokers for:
Futures contracts	1,657	378,260	—
Total assets	13,585,841	1,272,992,037	5,588,916
Liabilities:
Payables:
Investment securities purchased	59	3,475	13
European Union tax reclaims contingent fees payable (Note 1e)	—	76,145	—
Management fees	2,144	94,011	959
Variation margin on futures contracts	100	106,576	—
Due to Custodian	20,573	3,568	30,695
Payable upon return of securities loaned	—	3,560,250	—
Deferred taxes on unrealized appreciation	44,512	—	—
Total liabilities	67,388	3,844,025	31,667
Net assets, at value	$ 13,518,453	$ 1,269,148,012	$ 5,557,249
Net assets consist of:
Paid-in capital	$ 43,917,962	$ 1,209,631,645	$ 5,435,089
Total distributable earnings (loss)	(30,399,509)	59,516,367	122,160
Net assets, at value	$ 13,518,453	$ 1,269,148,012	$ 5,557,249
Shares outstanding	500,000	39,300,000	200,000
Net asset value per share	$27.04	$32.29	$27.79
+Includes securities loaned	—	3,351,302	—
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 47,357,733	$ 1,274,041	$ 1,171,568,012
Cost – Non-controlled affiliates (Note 3c)	34,773	2,958	1,198,132
Value – Unaffiliated issuers	$ 50,119,517	$ 1,230,068	$ 1,395,793,335+
Value – Non-controlled affiliates (Note 3c)	34,773	2,958	1,198,132
Receivables:
Capital shares sold	—	—	5,645,183
Dividends and interest	66,578	2,390	1,156,564
Variation margin on futures contracts	492	—	1,508
Deposits with brokers for:
Futures contracts	4,704	—	15,679
Total assets	50,226,064	1,235,416	1,403,810,401
Liabilities:
Payables:
Investment securities purchased	227	7	5,637,968
Management fees	2,584	95	182,923
Due to Custodian	530	19	10,193
Payable upon return of securities loaned	—	—	796,250
Total liabilities	3,341	121	6,627,334
Net assets, at value	$ 50,222,723	$ 1,235,295	$ 1,397,183,067
Net assets consist of:
Paid-in capital	$ 48,310,235	$ 1,277,343	$ 1,300,270,416
Total distributable earnings (loss)	1,912,488	(42,048)	96,912,651
Net assets, at value	$ 50,222,723	$ 1,235,295	$ 1,397,183,067
Shares outstanding	1,150,000	50,000	24,750,000
Net asset value per share	$43.67	$24.71	$56.45
+Includes securities loaned	—	—	769,496
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	67

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 1,441,424,238	$ 42,147,181
Cost – Non-controlled affiliates (Note 3c)	2,222,297	7,558
Value – Unaffiliated issuers	$ 1,463,225,783+	$ 43,271,103+
Value – Non-controlled affiliates (Note 3c)	2,222,297	7,558
Receivables:
Capital shares sold	2,647,379	—
Dividends and interest	1,968,200	46,648
Variation margin on futures contracts	4,938	—
Deposits with brokers for:
Futures contracts	170,872	—
Total assets	1,470,239,469	43,325,309
Liabilities:
Payables:
Investment securities purchased	2,645,142	157
Management fees	370,799	12,938
Due to Custodian	79,816	1,609
Payable upon return of securities loaned	490,875	7,400
Total liabilities	3,586,632	22,104
Net assets, at value	$ 1,466,652,837	$ 43,303,205
Net assets consist of:
Paid-in capital	$ 1,468,952,694	$ 44,989,273
Total distributable earnings (loss)	(2,299,857)	(1,686,068)
Net assets, at value	$ 1,466,652,837	$ 43,303,205
Shares outstanding	27,700,000	1,100,000
Net asset value per share	$52.95	$39.37
+Includes securities loaned	475,167	6,956
68	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations
 for the year ended March 31, 2025
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF*	Franklin U.S. Core Dividend Tilt Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 565,926	$ 36,287,880	$ 64,185	$ 950,985
Non-Controlled affiliates (Note 3c)	230	34,391	32	2,954
European Union tax reclaims (Note 1e)	—	6,877	—	—
Interest:
Unaffiliated issuers	—	15,217	—	285
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	25	—	857
Non-Controlled affiliates (Note 3c)	—	6,614	—	45
Total investment income	566,156	36,351,004	64,217	955,126
Expenses:
Management fees (Note 3a)	25,714	859,593	1,991	28,322
European Union tax reclaim contingent fees (Note 1e)	—	1,719	—	—
Total expenses	25,714	861,312	1,991	28,322
Expenses waived/paid by affiliates (Note 3c)	(138)	(4,878)	—	(37)
Net expenses	25,576	856,434	1,991	28,285
Net investment income	540,580	35,494,570	62,226	926,841
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers[b]	198,821	(16,892,585)	(31,324)	(232,797)
In-kind redemptions	—	9,056,002	311,459	9,095,641
Foreign currency transactions	(6,850)	(284,316)	(685)	329
Futures contracts	3,280	(306,491)	—	(2,672)
Net realized gain (loss)	195,251	(8,427,390)	279,450	8,860,501
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	588,749	18,044,322	97,619	(6,695,795)
Translation of other assets and liabilities denominated in foreign currencies	(122)	28,174	(144)	(128)
Futures contracts	(2,050)	(361,089)	—	(4,785)
Change in deferred taxes on unrealized appreciation	15,416	—	—	—
Net change in unrealized appreciation (depreciation)	601,993	17,711,407	97,475	(6,700,708)
Net realized and unrealized gain (loss)	797,244	9,284,017	376,925	2,159,793
Net increase (decrease) in net assets resulting from operations	$1,337,824	$44,778,587	$439,151	$3,086,634

[a]Foreign taxes withheld on dividends	$71,237	$3,829,730	$7,478	$434
[b]Includes capital gains taxes paid	$36,543	$—	$—	$—
*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin U.S. Dividend Multiplier Index ETF*	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 11,606	$ 19,798,173	$ 18,908,246	$ 687,484
Non-Controlled affiliates (Note 3c)	20	82,919	81,350	1,587
Interest:
Unaffiliated issuers	—	8,981	3,925	64
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	10	28,014	4
Non-Controlled affiliates (Note 3c)	—	50	65,696	1,415
Total investment income	11,626	19,890,133	19,087,231	690,554
Expenses:
Management fees (Note 3a)	213	2,067,366	3,081,424	144,643
Total expenses	213	2,067,366	3,081,424	144,643
Expenses waived/paid by affiliates (Note 3c)	—	(2,571)	(9,398)	(382)
Net expenses	213	2,064,795	3,072,026	144,261
Net investment income	11,413	17,825,338	16,015,205	546,293
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,230)	(9,772,266)	(20,540,516)	(329,018)
In-kind redemptions	—	115,218,777	56,185,240	3,254,195
Futures contracts	—	(96,350)	(160,693)	(5)
Net realized gain (loss)	(2,230)	105,350,161	35,484,031	2,925,172
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(43,973)	(33,033,164)	(69,811,030)	(4,402,294)
Futures contracts	—	(59,986)	(11,832)	(529)
Net change in unrealized appreciation (depreciation)	(43,973)	(33,093,150)	(69,822,862)	(4,402,823)
Net realized and unrealized gain (loss)	(46,203)	72,257,011	(34,338,831)	(1,477,651)
Net increase (decrease) in net assets resulting from operations	$(34,790)	$90,082,349	$(18,323,626)	$(931,358)

[a]Foreign taxes withheld on dividends	$—	$—	$—	$833
*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
70	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	Franklin Emerging Market Core Dividend Tilt Index ETF		Franklin International Core Dividend Tilt Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 540,580	$ 537,365	$ 35,494,570	$ 17,469,267
Net realized gain (loss)	195,251	58,734	(8,427,390)	10,627,738
Net change in unrealized appreciation (depreciation)	601,993	868,674	17,711,407	52,179,554
Net increase (decrease) in net assets resulting from operations	1,337,824	1,464,773	44,778,587	80,276,559
Distributions to shareholders (Note 1f)	(657,583)	(565,964)	(38,523,649)	(14,817,600)
Capital share transactions: (Note 2)	—	—	496,694,277	460,280,490
Net increase (decrease) in net assets	680,241	898,809	502,949,215	525,739,449
Net assets:
Beginning of year	12,838,212	11,939,403	766,198,797	240,459,348
End of year	$ 13,518,453	$ 12,838,212	$ 1,269,148,012	$ 766,198,797

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	71

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
	Period Ended March 31, 2025*	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 62,226	$ 926,841	$ 894,859
Net realized gain (loss)	279,450	8,860,501	2,592,043
Net change in unrealized appreciation (depreciation)	97,475	(6,700,708)	10,127,794
Net increase (decrease) in net assets resulting from operations	439,151	3,086,634	13,614,696
Distributions to shareholders (Note 1f)	(5,532)	(974,631)	(868,418)
Capital share transactions: (Note 2)	5,123,630	(14,423,047)	25,568,686
Net increase (decrease) in net assets	5,557,249	(12,311,044)	38,314,964
Net assets:
Beginning of year	—	62,533,767	24,218,803
End of year	$ 5,557,249	$ 50,222,723	$ 62,533,767

*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
72	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
	Period Ended March 31, 2025*	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 11,413	$ 17,825,338	$ 15,098,675
Net realized gain (loss)	(2,230)	105,350,161	61,945,894
Net change in unrealized appreciation (depreciation)	(43,973)	(33,093,150)	220,672,653
Net increase (decrease) in net assets resulting from operations	(34,790)	90,082,349	297,717,222
Distributions to shareholders (Note 1f)	(7,258)	(17,114,556)	(15,243,065)
Capital share transactions: (Note 2)	1,277,343	40,400,687	140,921,518
Net increase (decrease) in net assets	1,235,295	113,368,480	423,395,675
Net assets:
Beginning of year	—	1,283,814,587	860,418,912
End of year	$ 1,235,295	$ 1,397,183,067	$ 1,283,814,587

*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	73

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF		Franklin U.S. Small Cap Multifactor Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 16,015,205	$ 5,467,567	$ 546,293	$ 422,300
Net realized gain (loss)	35,484,031	3,092,963	2,925,172	745,970
Net change in unrealized appreciation (depreciation)	(69,822,862)	85,031,301	(4,402,823)	4,787,481
Net increase (decrease) in net assets resulting from operations	(18,323,626)	93,591,831	(931,358)	5,955,751
Distributions to shareholders (Note 1f)	(14,786,439)	(4,562,908)	(606,537)	(392,866)
Capital share transactions: (Note 2)	887,775,248	356,211,158	8,331,544	13,899,110
Net increase (decrease) in net assets	854,665,183	445,240,081	6,793,649	19,461,995
Net assets:
Beginning of year	611,987,654	166,747,573	36,509,556	17,047,561
End of year	$ 1,466,652,837	$ 611,987,654	$ 43,303,205	$ 36,509,556
74	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, eight of which are included in this report (each a “Fund”, collectively referenced as “Funds”). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples,  and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
See  Note 7 regarding other derivative information.
d.  Securities Lending
Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
e.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as Professional fees in the Statements of Operations. When uncertainty exists as to the

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other
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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin Emerging Market Core Dividend Tilt Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Net increase (decrease)	—	$ —	—	$ —

	Franklin International Core Dividend Tilt Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	16,200,000	$ 523,258,748	17,500,000	$ 521,070,020
Shares redeemed	(800,000)	(26,564,471)	(2,000,000)	(60,789,530)
Net increase (decrease)	15,400,000	$ 496,694,277	15,500,000	$ 460,280,490

	Franklin International Dividend Multiplier Index ETF
	Period Ended March 31, 2025*
	Shares	Amount
Shares sold	300,000	$ 7,926,353
Shares redeemed	(100,000)	(2,802,723)
Net increase (decrease)	200,000	$ 5,123,630

	Franklin U.S. Core Dividend Tilt Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	550,000	$ 24,873,761	1,150,000	$ 38,219,857
Shares redeemed	(950,000)	(39,296,808)	(350,000)	(12,651,171)
Net increase (decrease)	(400,000)	$ (14,423,047)	800,000	$ 25,568,686

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin U.S. Dividend Multiplier Index ETF
	Period Ended March 31, 2025*
	Shares	Amount
Shares sold	50,000	$ 1,277,343
Net increase (decrease)	50,000	$ 1,277,343

	Franklin U.S. Large Cap Multifactor Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	7,250,000	$ 415,707,272	7,450,000	$ 342,804,051
Shares redeemed	(6,600,000)	(375,306,585)	(4,150,000)	(201,882,533)
Net increase (decrease)	650,000	$ 40,400,687	3,300,000	$ 140,921,518

	Franklin U.S. Mid Cap Multifactor Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	20,900,000	$ 1,134,557,591	8,700,000	$ 403,696,701
Shares redeemed	(4,650,000)	(246,782,343)	(1,100,000)	(47,485,543)
Net increase (decrease)	16,250,000	$ 887,775,248	7,600,000	$ 356,211,158

	Franklin U.S. Small Cap Multifactor Index ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	450,000	$ 18,229,373	500,000	$ 17,435,236
Shares redeemed	(250,000)	(9,897,829)	(100,000)	(3,536,126)
Net increase (decrease)	200,000	$ 8,331,544	400,000	$ 13,899,110

*For the period January 21, 2025 (commencement of operations) to March 31, 2025.
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%
Franklin International Core Dividend Tilt Index ETF	0.09%
Franklin International Dividend Multiplier Index ETF	0.19%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%
Franklin U.S. Dividend Multiplier Index ETF	0.09%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Funds.
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Investments in Affiliated Management Investment Companies
Certain or all Funds invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

During the year ended March 31, 2025, investments in affiliated management investment companies were as follows:
	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin Emerging Market Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$576,401	$(576,394)	$—	$—	$7	7	$230
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$2,935,500	$(2,935,500)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$3,511,901	$(3,511,894)	$—	$—	$7	7	$230
Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$58,969,503	$(58,527,755)	$—	$—	$441,748	441,748	$34,391
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$4,095,900	$32,053,132	$(32,588,782)	$—	$—	$3,560,250	3,560,250	$6,614
Total Affiliated Securities	$4,095,900	$91,022,635	$(91,116,537)	$—	$—	$4,001,998	4,001,998	$41,005
Franklin International Dividend Multiplier Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$43,263	$(43,250)	$—	$—	$13	13	$32
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$164,064	$1,537,174	$(1,666,465)	$—	$—	$34,773	34,773	$2,954
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$34,650	$(34,650)	$—	$—	$—	—	$45
Total Affiliated Securities	$164,064	$1,571,824	$(1,701,115)	$—	$—	$34,773	34,773	$2,999
Franklin U.S. Dividend Multiplier Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$13,685	$(10,727)	$—	$—	$2,958	2,958	$20
Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$2,867,178	$31,045,008	$(33,510,304)	$—	$—	$401,882	401,882	$82,919
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$5,234,202	$(4,437,952)	$—	$—	$796,250	796,250	$50
Total Affiliated Securities	$2,867,178	$36,279,210	$(37,948,256)	$—	$—	$1,198,132	1,198,132	$82,969
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$1,346,815	$26,803,898	$(26,419,291)	$—	$—	$1,731,422	1,731,422	$81,350
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$717,750	$156,750,567	$(156,977,442)	$—	$—	$490,875	490,875	$65,696
Total Affiliated Securities	$2,064,565	$183,554,465	$(183,396,733)	$—	$—	$2,222,297	2,222,297	$147,046
Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$78,668	$1,703,542	$(1,782,052)	$—	$—	$158	158	$1,587
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$167,840	$2,772,329	$(2,932,769)	$—	$—	$7,400	7,400	$1,415
Total Affiliated Securities	$246,508	$4,475,871	$(4,714,821)	$—	$—	$7,558	7,558	$3,002
d.  Other Affiliated Transactions
At March 31, 2025, the shares of Franklin U.S. Large Cap Multifactor Index ETF were owned by the following entities:
Fund	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Large Cap Multifactor Index ETF
Franklin Moderate Allocation Fund	1,553,442	6.3%
Franklin Growth Allocation Fund	1,701,526	6.9%
	3,254,968	13.2%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2025, the capital loss carryforwards were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 13,381,464	$ 11,117,118	$ —	$ 565,468
Short term	17,128,458	14,191,223	31,404	343,107
Total capital loss carryforwards	$ 30,509,922	$ 25,308,341	$ 31,404	$ 908,575

	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$ —	$ —	$ 8,042,731	$ 1,707,337
Short term	1,989	128,720,031	18,255,618	1,043,350
Total capital loss carryforwards	$ 1,989	$ 128,720,031	$ 26,298,349	$ 2,750,687
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2025, the  utilized capital loss carryforwards were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Capital loss carryforwards utilized	$ 207,708	$ 92,228	$ 12,375,569
The tax character of distributions paid during the year ended March 31, 2025  and 2024, were as follows:
Franklin Emerging Market Core Dividend Tilt Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 657,583	$ 565,964

Franklin International Core Dividend Tilt Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 38,523,649	$ 14,817,600

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Franklin International Dividend Multiplier Index ETF
Period Ended March 31, 2025
Distributions paid from Ordinary income	$ 5,532

Franklin U.S. Core Dividend Tilt Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 974,631	$ 868,418

Franklin U.S. Dividend Multiplier Index ETF
Period Ended March 31, 2025
Distributions paid from Ordinary income	$ 7,258

Franklin U.S. Large Cap Multifactor Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 17,114,556	$ 15,243,065

Franklin U.S. Mid Cap Multifactor Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 14,786,439	$ 4,562,908

Franklin U.S. Small Cap Multifactor Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 606,537	$ 392,866
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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
At March 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Cost of investments	$ 13,387,210	$ 1,185,253,545	$ 5,428,275	$ 47,406,946
Unrealized appreciation	$ 2,395,917	$ 136,861,525	$ 214,525	$ 4,364,237
Unrealized depreciation	(2,320,751)	(62,572,605)	(126,634)	(1,616,893)
Net unrealized appreciation (depreciation)	$ 75,166	$ 74,288,920	$ 87,891	$ 2,747,344
Distributable earnings – undistributed ordinary income	$ 84,586	$ 10,301,620	$ 65,817	$ 72,864

	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of investments	$ 1,277,240	$ 1,173,112,228	$ 1,444,568,490	$ 42,228,126
Unrealized appreciation	$ 48,612	$ 239,443,088	$ 99,634,841	$ 5,984,607
Unrealized depreciation	(92,826)	(15,563,849)	(78,755,251)	(4,934,072)
Net unrealized appreciation (depreciation)	$ (44,214)	$ 223,879,239	$ 20,879,590	$ 1,050,535
Distributable earnings – undistributed ordinary income	$ 4,155	$ 1,753,441	$ 3,118,907	$ 14,087
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, EU reclaims, wash sales, and in-kind shareholder redemptions.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended March 31, 2025, were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Purchases	$ 7,167,474	$ 260,496,918	$ 1,700,630	$ 8,526,845
Sales	$ 7,334,564	$ 250,940,029	$ 1,350,140	$ 8,458,277

	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Purchases	$ 225,319	$ 731,124,964	$ 199,384,856	$ 10,027,551
Sales	$ 222,633	$ 726,919,410	$ 196,196,601	$ 10,095,138
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NOTES TO FINANCIAL STATEMENTS
5.  Investment Transactions (continued)
In-kind transactions associated with creation and redemptions for the period ended March 31, 2025, were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Cost of Securities Received	$ —	$ 502,807,819	$ 7,605,041	$ 24,752,579
Value of Securities Delivered[a]	$ —	$ 26,391,194	$ 2,817,114	$ 39,080,544

	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of Securities Received	$ 1,276,543	$ 404,917,088	$ 1,121,277,708	$ 18,206,502
Value of Securities Delivered[a]	$ —	$ 365,544,887	$ 237,339,723	$ 9,816,833
[a]Realized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.
At March 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Securities lending transactions[a]:
Equity Investments[b]	$3,560,250	$796,250	$490,875	$7,400
[a]The agreements can be terminated at any time.
[b]The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and
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NOTES TO FINANCIAL STATEMENTS
6.  Concentration of Risk (continued)
may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Core Dividend Tilt Index ETF had no value at March 31, 2025.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Franklin Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
7.  Other Derivative Information
At March 31, 2025, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Emerging Market Core Dividend Tilt Index ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 1,897[a]
Totals		$—		$1,897
Franklin International Core Dividend Tilt Index ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 325,390[a]
Totals		$—		$325,390
Franklin U.S. Core Dividend Tilt Index ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 409[a]
Totals		$—		$409
Franklin U.S. Large Cap Multifactor Index ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 3,900[a]
Totals		$—		$3,900
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin U.S. Mid Cap Multifactor Index ETF
Equity contracts	Variation margin on futures contracts	$ 26,860[a]	Variation margin on futures contracts	$ —
Totals		$26,860		$—
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year ended March 31, 2025, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Emerging Market Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 3,280	Futures contracts	$ (2,050)
Franklin International Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (306,491)	Futures contracts	$ (361,089)
Franklin U.S. Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (2,672)	Futures contracts	$ (4,785)
Franklin U.S. Large Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (96,350)	Futures contracts	$ (59,986)
Franklin U.S. Mid Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (160,693)	Futures contracts	$ (11,832)
Franklin U.S. Small Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (5)	Futures contracts	$ (529)
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
For the year ended March 31, 2025, the average month end notional amount of futures contracts were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Futures contracts	$ 37,409	$ 4,997,858	$ 98,653

	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Futures contracts	$ 1,385,373	$ 1,359,703	$ 9,837
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 13,462,369	$ —	$ —[c]	$ 13,462,369
Short-Term Investments	7	—	—	7
Total Investments in Securities	$13,462,376	$—	$—	$13,462,376
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,897	$ —	$ —	$ 1,897
Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,255,540,467	$ —	$ —	$ 1,255,540,467
Short-Term Investments	4,001,998	—	—	4,001,998
Total Investments in Securities	$1,259,542,465	$—	$—	$1,259,542,465
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 325,390	$ —	$ —	$ 325,390
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin International Dividend Multiplier Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 5,516,153	$ —	$ —	$ 5,516,153
Short-Term Investments	13	—	—	13
Total Investments in Securities	$5,516,166	$—	$—	$5,516,166
Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 50,119,517	$ —	$ —[c]	$ 50,119,517
Short-Term Investments	34,773	—	—	34,773
Total Investments in Securities	$50,154,290	$—	$—	$50,154,290
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 409	$ —	$ —	$ 409
Franklin U.S. Dividend Multiplier Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,230,068	$ —	$ —	$ 1,230,068
Short-Term Investments	2,958	—	—	2,958
Total Investments in Securities	$1,233,026	$—	$—	$1,233,026
Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,395,793,335	$ —	$ —	$ 1,395,793,335
Short-Term Investments	1,198,132	—	—	1,198,132
Total Investments in Securities	$1,396,991,467	$—	$—	$1,396,991,467
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 3,900	$ —	$ —	$ 3,900
Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,463,225,783	$ —	$ —	$ 1,463,225,783
Short-Term Investments	2,222,297	—	—	2,222,297
Total Investments in Securities	$1,465,448,080	$—	$—	$1,465,448,080
Other Financial Instruments:
Futures Contracts	$ 26,860	$ —	$ —	$ 26,860
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 43,271,103	$ —	$ —	$ 43,271,103
Short-Term Investments	7,558	—	—	7,558
Total Investments in Securities	$43,278,661	$—	$—	$43,278,661
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants.
[c]Includes financial instruments determined to have no value.
9.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
10.  Operating Segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. Each Fund’s portfolio holdings provide details of each Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11.  Subsequent Events
The Funds have evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin International Dividend Multiplier Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Dividend Multiplier Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin International Dividend Multiplier Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Dividend Multiplier Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF (eight of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Franklin Emerging Market Core Dividend Tilt Index ETF(1)
Franklin International Core Dividend Tilt Index ETF(1)
Franklin International Dividend Multiplier Index ETF(2)
Franklin U.S. Core Dividend Tilt Index ETF(1)
Franklin U.S. Dividend Multiplier Index ETF(2)
Franklin U.S. Large Cap Multifactor Index ETF(1)
Franklin U.S. Mid Cap Multifactor Index ETF(1)
Franklin U.S. Small Cap Multifactor Index ETF(1)
(1) Statements of operations for the year ended March 31, 2025 and statements of changes in net assets for each of the two years in the period ended March 31, 2025
(2) Statements of operations and of changes in net assets for the period January 21, 2025 (commencement of operations) to March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm (continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
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Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:
	Pursuant to:	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$—	$—	$—	$838,098
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$298,378	$34,823,561	$8,394	$864,521

	Pursuant to:	Franklin U.S. Dividend Multiplier Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$7,258	$17,114,556	$14,786,439	$561,612
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$7,258	$17,114,556	$14,786,439	$567,282
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2025:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Multiplier Index ETF
Foreign Taxes Paid	$104,917	$2,660,787	$2,862
Foreign Source Income	$610,031	$38,111,772	$66,159
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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable.  Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin International Dividend Multiplier Index ETF
(Fund)
At a meeting held on September 5, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisory Services, LLC (FASL) and the Trust; and (ii) an investment sub-advisory agreement between FASL and Franklin Templeton Institutional, LLC (FT Institutional), on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FASL and FT Institutional are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were explained at the Meeting. The Board noted that FASL would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FASL would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the   Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an
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FRANKLIN TEMPLETON ETF TRUST
Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an international large-cap value fund, and six international equity income funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FASL would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that FT Institutional would be paid by FASL out of the Unified Fee FASL receives from the Fund and that the allocation of the fee between FASL and FT Institutional reflects the services to be provided by FT Institutional to the Fund.   After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to FT Institutional are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
FRANKLIN TEMPLETON ETF TRUST
Franklin U.S. Dividend Multiplier Index ETF
(Fund)
At a meeting held on September 5, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisory Services, LLC (FASL) and the Trust; and (ii) an investment sub-advisory agreement between FASL and Franklin Templeton Institutional, LLC (FT Institutional), on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FASL and FT Institutional are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each
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FRANKLIN TEMPLETON ETF TRUST
Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were explained at the Meeting. The Board noted that FASL would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FASL would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, one other large-cap value fund, one multi-cap value fund and seven equity income funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FASL would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on
100	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that FT Institutional would be paid by FASL out of the Unified Fee FASL receives from the Fund and that the allocation of the fee between FASL and FT Institutional reflects the services to be provided by FT Institutional to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to FT Institutional are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
franklintempleton.com	Annual Report	101

© 2025 Franklin Templeton Investments. All rights reserved.
ETF-AFSOI 05/25
Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Annual Report	March 31, 2025
Franklin Disruptive Commerce ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Municipal Green Bond ETF

Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Disruptive Commerce ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$32.29	$24.05	$30.97	$49.21	$21.32
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	0.03	0.02	(0.19)	(0.21)
Net realized and unrealized gains (losses)	2.06	8.21	(6.94)	(17.73)	28.10
Total from investment operations	2.00	8.24	(6.92)	(17.92)	27.89
Less distributions from:
Net investment income	(0.03)	—	—	—	—
Net realized gains	—	—	—	(0.32)	—
Total distributions	(0.03)	—	—	(0.32)	—
Net asset value, end of year	$34.26	$32.29	$24.05	$30.97	$49.21
Total return[c]	6.17%	34.26%	(22.34)%	(36.59)%	130.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.62%	0.87%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.16)%	0.11%	0.07%	(0.40)%	(0.44)%
Supplemental data
Net assets, end of year (000’s)	$10,278	$11,302	$9,619	$18,584	$41,827
Portfolio turnover rate[d]	38.02%[e]	12.69%[e]	47.01%[e]	89.85%[e]	45.81%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	37.71%	12.69%	47.01%	89.79%	45.81%
1	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Disruptive Commerce ETF
		Country	Shares	Value
	Common Stocks 98.9%
	Broadline Retail 20.1%
[a]	Alibaba Group Holding Ltd., Class A	China	6,801	$ 111,889
[b]	Amazon.com, Inc.	United States	4,710	896,125
[b]	Coupang, Inc.	United States	5,101	111,865
	eBay, Inc.	United States	1,909	129,297
[b]	Etsy, Inc.	United States	319	15,050
[b]	Global-e Online Ltd.	Israel	4,579	163,241
[b]	MercadoLibre, Inc.	Brazil	228	444,798
	Naspers Ltd., Class N	South Africa	255	62,641
[a,b]	PDD Holdings, Inc., ADR	China	528	62,489
	Prosus NV	Netherlands	1,444	66,409
				2,063,804
	Capital Markets 0.4%
[b]	Coinbase Global, Inc., Class A	United States	211	36,341
	Commercial Services & Supplies 3.6%
[b]	ACV Auctions, Inc., Class A	United States	2,767	38,987
[b]	Copart, Inc.	United States	2,603	147,304
[b]	Liquidity Services, Inc.	United States	4,153	128,785
	RB Global, Inc.	Canada	581	58,274
				373,350
	Consumer Staples Distribution & Retail 5.5%
	Costco Wholesale Corp.	United States	493	466,270
[b]	Maplebear, Inc.	United States	1,896	75,631
	Walmart, Inc.	United States	311	27,303
				569,204
	Containers & Packaging 0.4%
	Packaging Corp. of America	United States	232	45,941
	Diversified Consumer Services 0.5%
[b]	Duolingo, Inc.	United States	168	52,171
	Entertainment 7.9%
[b]	Netflix, Inc.	United States	384	358,091
	Nintendo Co. Ltd., ADR	Japan	4,156	71,358
[b]	ROBLOX Corp., Class A	United States	1,727	100,667
[b]	Sea Ltd., ADR	Singapore	1,236	161,286
[b]	Spotify Technology SA	United States	222	122,107
				813,509
	Financial Services 10.5%
[b]	Adyen NV, ADR	Netherlands	7,986	121,946
[b]	Affirm Holdings, Inc.	United States	2,562	115,777
[b]	Block, Inc.	United States	619	33,630
	Jack Henry & Associates, Inc.	United States	396	72,310
	Mastercard, Inc., Class A	United States	483	264,742
[b]	PayPal Holdings, Inc.	United States	669	43,652
[b]	Shift4 Payments, Inc., Class A	United States	1,006	82,200
[b]	Toast, Inc., Class A	United States	2,955	98,017
	Visa, Inc., Class A	United States	708	248,126
				1,080,400
	Food Products 0.5%
[b]	Freshpet, Inc.	United States	573	47,656
	Ground Transportation 2.5%
[b]	Lyft, Inc., Class A	United States	1,562	18,541
[b]	Uber Technologies, Inc.	United States	2,604	189,727
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Disruptive Commerce ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Ground Transportation (continued)
[b]	XPO, Inc.	United States	422	$ 45,399
				253,667
	Hotels, Restaurants & Leisure 16.5%
[b]	Airbnb, Inc., Class A	United States	677	80,874
	Booking Holdings, Inc.	United States	90	414,622
[b,c]	Delivery Hero SE	Germany	697	16,541
[b]	DoorDash, Inc., Class A	United States	4,105	750,271
	Expedia Group, Inc.	United States	590	99,179
[b]	MakeMyTrip Ltd.	India	2,413	236,450
[a,b,c]	Meituan, Class B	China	4,617	92,455
				1,690,392
	Industrial REITs 0.3%
	Prologis, Inc.	United States	239	26,718
	Interactive Media & Services 6.7%
	Alphabet, Inc., Class A	United States	1,210	187,114
	Meta Platforms, Inc., Class A	United States	702	404,605
[a]	Tencent Holdings Ltd.	China	1,084	69,245
[b,c]	Trustpilot Group PLC	United Kingdom	8,368	23,870
				684,834
	IT Services 9.6%
[b]	GoDaddy, Inc., Class A	United States	828	149,156
[b]	Shopify, Inc., Class A	Canada	7,541	719,298
[b]	Wix.com Ltd.	Israel	719	117,470
				985,924
	Media 0.6%
[b]	Trade Desk, Inc., Class A	United States	1,127	61,669
	Professional Services 0.4%
	TransUnion	United States	537	44,566
	Real Estate Management & Development 0.2%
[b]	CoStar Group, Inc.	United States	264	20,917
	Software 7.2%
[b]	Agilysys, Inc.	United States	129	9,358
[b]	AppLovin Corp., Class A	United States	655	173,555
[b]	Autodesk, Inc.	United States	181	47,386
[b]	Descartes Systems Group, Inc.	Canada	2,100	211,743
[b]	Fair Isaac Corp.	United States	9	16,597
[b]	HubSpot, Inc.	United States	150	85,693
[b]	Life360, Inc.	United States	1,272	48,832
[b]	Manhattan Associates, Inc.	United States	647	111,957
[b]	Samsara, Inc., Class A	United States	1,014	38,867
				743,988
	Specialty Retail 2.3%
[b]	Carvana Co.	United States	483	100,986
[b]	Chewy, Inc., Class A	United States	3,037	98,733
[b]	Revolve Group, Inc.	United States	700	15,043
	ZOZO, Inc.	Japan	2,700	25,873
				240,635
3	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Disruptive Commerce ETF (continued)
	Country	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors 3.2%
Fastenal Co.	United States	1,579	$ 122,452
WW Grainger, Inc.	United States	210	207,444
			329,896
Total Common Stocks (Cost $9,983,441)			10,165,582
Total Investments (Cost $9,983,441) 98.9%			10,165,582
Other Assets, less Liabilities 1.1%			112,057
Net Assets 100.0%			$ 10,277,639
[a]Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At March 31, 2025, the value of these securities was $336,078, representing 3.3% of net assets.
[b]Non-income producing.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $132,866, representing 1.3% of net assets.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	4

Franklin Templeton ETF Trust
Financial Highlights
Franklin Dynamic Municipal Bond ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$24.42	$23.88	$24.81	$26.32	$24.72
Income from investment operations[a]:
Net investment income[b]	1.03	0.97	0.74	0.61	0.59
Net realized and unrealized gains (losses)	(0.08)	0.50	(0.96)	(1.56)	1.59
Total from investment operations	0.95	1.47	(0.22)	(0.95)	2.18
Less distributions from net investment income	(0.98)	(0.93)	(0.71)	(0.56)	(0.58)
Net asset value, end of year	$24.39	$24.42	$23.88	$24.81	$26.32
Total return[c]	3.97%	6.37%	(0.82)%	(3.70)%	8.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.57%	0.75%	1.01%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.22%	4.07%	3.12%	2.32%	2.29%
Supplemental data
Net assets, end of year (000’s)	$610,889	$196,593	$101,497	$76,908	$42,112
Portfolio turnover rate[d]	49.83%[e]	82.59%[e]	64.13%[e]	27.62%[e]	14.05%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	49.83%	82.59%	64.13%	27.62%	14.05%
5	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Dynamic Municipal Bond ETF
		Principal Amount*	Value
	Corporate Bonds & Notes 1.2%
	Arizona 1.2%
	Grand Canyon University, 5.125%, 10/01/28	7,500,000	$ 7,108,937
	Puerto Rico 0.0%†
[a,b]	AES Puerto Rico LP, 12.50%, 12/15/25	89,627	89,627
	Total Corporate Bonds & Notes (Cost $7,138,445)		7,198,564
	Municipal Bonds 97.8%
	Alabama 10.6%
	Black Belt Energy Gas District,
	[c] Gas Project No 8, VRDN, Series A, 4.00%, 12/01/52	500,000	496,832
	[c] Gas Project, VRDN, Series E, 5.00%, 5/01/53	525,000	543,085
	[c] VRDN, Refunding, 4.00%, 6/01/51	240,000	240,251
	[c] VRDN, Series A, 5.25%, 5/01/55	8,840,000	9,459,553
[d]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	90,382
	Energy Southeast A Cooperative District,
	[c] VRDN, Series A-1, 5.50%, 11/01/53	2,400,000	2,588,900
	[c] VRDN, Series B, 5.25%, 7/01/54	9,850,000	10,481,529
	[c] VRDN, Series B-1, 5.75%, 4/01/54	655,000	720,246
	Homewood Educational Building Authority, CHF - Horizons II LLC, 5.50%, 10/01/44	1,070,000	1,117,579
	MidCity Improvement District,
	Special Assessment Area, Series 2022, 4.25%, 11/01/32	600,000	561,995
	[d] Special Assessment Area, Series 2024, 6.50%, 11/01/44	250,000	239,166
[c]	Southeast Alabama Gas Supply District, Project No.1, Refunding, VRDN, Series A, 5.00%, 8/01/54	5,300,000	5,614,310
	Southeast Energy Authority A Cooperative District,
	Refunding, Series A-1, 5.00%, 11/01/35	6,215,000	6,418,791
	[c] VRDN, Refunding, Series A-1, 5.00%, 11/01/55	11,030,000	11,733,786
	[c] VRDN, Series A, 5.00%, 1/01/56	5,510,000	5,743,207
	[c] VRDN, Series A-1, 5.50%, 1/01/53	1,470,000	1,560,715
	[c] VRDN, Series B, 5.25%, 3/01/55	6,585,000	6,915,594
			64,525,921
	Alaska 0.2%
	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/01/39	1,000,000	957,096
	Arizona 1.1%
[c]	Arizona Health Facilities Authority, Banner Health Obligated Group, VRDN, Series C, 3.55%, 1/01/46	400,000	400,000
[c]	Chandler Industrial Development Authority, Intel Corp, AMT, VRDN, 5.00%, 9/01/42	1,435,000	1,463,625
	Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	153,366
[d]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	2,925,000	3,019,989
	Sierra Vista Industrial Development Authority,
	[d] American Leadership Academy Inc, 5.00%, 6/15/44	1,500,000	1,473,491
	[d] Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	241,950
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	225,000	222,405
			6,974,826
	Arkansas 0.3%
	Arkansas Development Finance Authority,
	Washington Regional Medical Center, 5.00%, 2/01/35	1,475,000	1,500,139
	Washington Regional Medical Center, 5.00%, 2/01/36	160,000	162,181
			1,662,320
	California 10.1%
	California Community Choice Financing Authority,
	[c] VRDN, 5.25%, 1/01/54	8,765,000	9,163,208
	[c] VRDN, 5.50%, 10/01/54	1,825,000	1,966,414
franklintempleton.com	Annual Report	6

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	California (continued)
[d]	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	$ 461,725
	California Community Housing Agency,
	[d] Arbors Apartments, Series A, 5.00%, 8/01/50	1,810,000	1,854,017
	[d] Aster Apartments, Series A-2, 4.00%, 2/01/43	2,630,000	2,338,331
	[d] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	1,320,000	1,054,652
	[d] Fountains at Emerald Park, 4.00%, 8/01/46	2,510,000	2,122,411
	[d] K Street Flats, 4.00%, 8/01/50	1,125,000	876,356
	[d] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,935,000	1,787,506
	California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	1,002,352
[c]	California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, AMT, Refunding, VRDN, Series A, 9.50%, 1/01/65	1,450,000	1,450,015
	California Municipal Finance Authority,
	Caritas Corp, Refunding Series 2021B, 3.00%, 8/15/31	145,000	137,117
	LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	150,000	137,432
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 6/30/27	125,000	128,198
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 6/30/29	420,000	433,694
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 12/31/43	110,000	110,277
	Series C, 5.50%, 9/01/34	60,000	64,415
	Series C, 5.75%, 9/01/37	400,000	429,498
	Series C, 6.00%, 9/01/42	630,000	677,168
	Series D, 6.00%, 9/01/42	265,000	284,841
[d,e]	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3
	California School Finance Authority,
	[d] 5.00%, 6/01/27	50,000	50,840
	[d] Aspire Public Schools Obligated Group, Refunding, 5.00%, 8/01/36	1,450,000	1,450,227
	[d] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	160,000	150,551
	[d] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	249,289
	[d] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	51,850
[d]	City & County of San Francisco Special Tax District No., 4.00%, 9/01/36	100,000	96,448
[d]	CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	2,585,000	2,214,408
[d]	CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	2,375,000	2,016,036
[d]	CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	2,905,000	2,459,083
[d]	CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,625,000	1,346,054
	CSCDA Community Improvement Authority,
	[d] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	138,398
	[d] Parallel-Anaheim, Series A, 4.00%, 8/01/56	100,000	88,350
	[d] Renaissance at City Center, 5.00%, 7/01/51	1,330,000	1,254,645
	[d] Towne at Glendale Apartments, 5.00%, 9/01/37	900,000	892,220
	[d] Waterscape Apartments, Series B, 4.00%, 9/01/46	1,390,000	1,147,829
[d]	Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	99,989
[c]	Long Beach Bond Finance Authority, VRDN, Series B, 3 mo. USD Term SOFR + 1.45%, 4.521%, 11/15/27	3,000,000	3,034,094
	Los Angeles Department of Water & Power,
	[c] Refunding, VRDN, Series A, 3.85%, 7/01/48	5,000,000	5,000,000
	[c] Refunding, VRDN, Series A-7, 3.75%, 7/01/35	5,000,000	5,000,000
	[c] Refunding, VRDN, Series F-1, 3.82%, 7/01/35	900,000	900,000
	[c] VRDN, Series C-1, 3.85%, 7/01/57	5,600,000	5,600,000
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	100,795
	River Islands Public Financing Authority,
	Community Facilities District No 2003, 5.00%, 9/01/32	500,000	522,120
	Series 2023-1, 5.00%, 9/01/38	435,000	446,853
[c]	Southern California Public Power Authority, Libor-Project No 1, VRDN, Series A, 3 mo. USD Term SOFR + 1.47%, 4.52%, 11/01/38	1,255,000	1,206,785
			61,996,494
7	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Colorado 3.3%
	Bradburn Metropolitan District No. 2, Bradburn Metropolitan District No 2, Refunding, Series A, 5.00%, 12/01/38	600,000	$ 602,339
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	195,955
	Colorado Health Facilities Authority,
	[c] Children’s Hospital Colorado Obligated Group, Refunding, VRDN, Series A, 3.55%, 12/01/52	5,000,000	5,000,000
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	99,386
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/38	675,000	647,576
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/37	1,480,000	1,430,099
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/39	1,405,000	1,341,043
	CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,935,000	2,000,125
	[c] Intermountain Healthcare Obligated Group, VRDN, Series E, 3.55%, 5/15/64	500,000	500,000
	Denver Health & Hospital Authority,
	[d] Refunding, Series A, 4.00%, 12/01/36	105,000	99,708
	Refunding, Series A, 4.00%, 12/01/37	1,060,000	996,163
	Refunding, Series A, 4.00%, 12/01/38	1,000,000	930,534
	Refunding, Series A, 4.00%, 12/01/39	1,820,000	1,671,688
[c]	E-470 Public Highway Authority, Refunding, Series B, VRDN, 1 day USD SOFR + 0.75%, 3.658%, 9/01/39	1,000,000	1,000,910
[d]	Karl’s Farm Metropolitan District No. 2, Series A, 5.625%, 12/01/50	1,695,000	1,764,200
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,006
	Southlands Metropolitan District No. 1,
	Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	98,475
	Refunding, Series A-1, 5.00%, 12/01/37	310,000	310,438
	Series A-2, 3.50%, 12/01/27	160,000	157,521
	Sterling Ranch Community Authority Board, Special Assessment, Special Improvement District N, 5.625%, 12/01/43	1,314,000	1,339,599
			20,285,765
	Connecticut 0.8%
	Connecticut State Health & Educational Facilities Authority,
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/37	1,150,000	1,148,120
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/43	4,000,000	3,838,691
	[d] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	100,000	99,273
	Sacred Heart University Inc, 5.00%, 7/01/29	5,000	5,176
			5,091,260
	Delaware 0.2%
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	101,793
	Delaware State Economic Development Authority, Newark Charter School Inc, Refunding, 4.00%, 9/01/41	1,000,000	890,206
			991,999
	Florida 12.8%
	Abbott Square Community Development District, 2022 Project, Special Assessment, 5.00%, 6/15/32	200,000	203,889
[c]	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, VRDN, Series A, 1 day USD SOFR + 0.87%, 3.778%, 12/01/37	405,000	394,703
	Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/31	215,000	215,786
[d]	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	98,051
[d]	Astonia Community Development District, Assessment Area One Project, Special Assessment, Series 2020, 3.375%, 5/01/30	145,000	140,946
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	65,000	63,912
[d]	Avalon Park West Community Development District, 2020 Project Area, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	95,612
franklintempleton.com	Annual Report	8

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Aventura Isles Community Development District, Special Assessment, Refunding, 5.00%, 5/01/43	1,210,000	$ 1,198,873
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	47,836
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	138,080
	Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	770,000	769,297
	Belmond Reserve Community Development District, 2020 Project, Special Assessment, 3.25%, 5/01/30	100,000	95,966
	Berry Bay Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	93,127
	Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	102,923
[d]	Brightwater Community Development District, Assessment Area Two, Special Assessment, 5.35%, 5/01/44	250,000	249,149
	Buena Lago Community Development District, Assessment Area One Project, Special Assessment, 5.25%, 5/01/42	665,000	672,975
	Capital Projects Finance Authority,
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/30	1,000,000	1,050,230
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,030,306
	Florida University Project, Series 2020A-1, 5.00%, 10/01/32	1,555,000	1,618,509
	[d] PRG - UnionWest Properties LLC, Series 2024A-1, 5.25%, 6/01/44	1,000,000	1,017,913
	Series A-1, 5.00%, 10/01/35	1,000,000	1,026,410
	Capital Trust Agency, Inc.,
	[d] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	115,083
	[d] Educational Growth Fund LLC, 3.375%, 7/01/31	90,000	85,580
	Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	245,000	242,293
	[d] South Tech Schools Obligated Group, Series A, 5.00%, 6/15/40	1,125,000	1,074,226
	[d] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	290,000	271,485
[d,f]	Capital Trust Authority, 5.31%, 3/01/29	855,000	697,988
	Caymas Community Development District, Assessment Area One, Special Assessment, 4.45%, 5/01/31	270,000	269,768
[d]	Cedar Crossings Community Development District, 2025 Project, Special Assessment, 5.30%, 5/01/45	500,000	486,527
	Celebration Community Development District, Assessment Area One Project, Special Assessment, Series 2021, 3.125%, 5/01/41	50,000	41,205
	Central Parc Community Development District, Special Assessment, Series 2024, 5.70%, 5/01/44	250,000	247,455
	Chaparral Palm Bay Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/31	410,000	407,711
	City of Jacksonville, Genesis Health Inc Obligated Group, Refunding, 4.00%, 11/01/40	1,565,000	1,450,956
[d]	City of Venice, Refunding, Series B-2, 4.50%, 1/01/30	550,000	548,743
	Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	275,000	284,576
	Connerton East Community Development District, Assessment Area One, Special Assessment, Series 2023, 4.25%, 6/15/30	200,000	201,692
	Coral Bay Lee County Community Development District, Assessment Area One, Special Assessment, 5.50%, 5/01/42	280,000	286,322
	Coral Keys Homes Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	165,000	158,065
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	94,772
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	75,000	75,414
	Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	91,010
9	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
[f]	County of Osceola Transportation Revenue, 3.12%, 10/01/32	150,000	$ 111,686
	Creekview Community Development District, Phase 2, Special Assessment, Series 2024, 5.375%, 5/01/44	470,000	461,002
[d]	Curiosity Creek Community Development District, Assessment Area One, Special Assessment, 4.65%, 5/01/31	300,000	298,332
	Cypress Bluff Community Development District,
	Assessment Area One, Special Assessment, 5.30%, 5/01/45	660,000	650,878
	[d] Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	53,353
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	80,000	80,001
	Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment, 4.875%, 5/01/30	440,000	444,309
	Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	500,000	506,129
	Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	120,000	120,292
[d]	Downtown Doral South Community Development District, Assessment Area 2, Special Assessment, 4.25%, 12/15/28	215,000	215,305
[d]	DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	94,347
	East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	170,000	173,501
	East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment, 3.00%, 5/01/32	100,000	93,933
	Edgewater East Community Development District,
	Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	93,503
	Assessment Area Two, Special Assessment, 3.00%, 5/01/27	180,000	176,152
[d]	Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	93,476
	Entrada Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	300,000	290,722
	Epperson North Community Development District,
	Assessment Area Four, Special Assessment, 4.50%, 5/01/31	135,000	134,459
	Assessment Area Two, Special Assessment, 3.00%, 5/01/31	80,000	73,812
	Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	2,000,000	2,081,037
	Everlands Community Development District, Assessment Area Two, Special Assessment, 5.25%, 6/15/44	275,000	275,668
	Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 6/15/44	125,000	122,385
	Florida Development Finance Corp.,
	[c] AAF Operations Holdings LLC, AMT, Refunding, VRDN, 12.00%, 7/15/32	800,000	848,755
	[c] Brightline Florida Holdings LLC, AMT, VRDN, Series A, 8.25%, 7/01/57	700,000	726,945
	[d] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	204,221
	[d] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	96,016
	Refunding, Series A, 5.00%, 2/01/39	2,600,000	2,648,584
	Florida Municipal Loan Council, AMT, Special Assessment, 5.15%, 5/01/44	220,000	221,285
	Flow Way Community Development District, Special Assessment, Series 2024, Refunding, 5.00%, 5/01/44	1,000,000	994,081
[d]	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	140,119
	Fox Branch Ranch Community Development District, Assessment Area One, Special Assessment, 5.20%, 5/01/45	530,000	520,689
	Gardens at Hammock Beach Community Development District, Special Assessment, Assessment Area One, 5.375%, 5/01/44	305,000	298,809
	Grand Oaks Community Development District, Assessment Area 2, Special Assessment, 4.00%, 5/01/30	150,000	147,640
	Grande Pines Community Development District, Assessment Area Two, Special Assessment, 4.65%, 5/01/34	515,000	515,227
franklintempleton.com	Annual Report	10

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Hacienda North Community Development District, Special Assessment, Series 2023, 5.50%, 5/01/33	135,000	$ 139,963
	Hammock Oaks Community Development District, Special Assessment, Assessment Area Two, 5.00%, 5/01/31	100,000	100,396
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	96,143
	Harmony on Lake Eloise Community Development District, Assessment Area Two, Special Assessment, 5.45%, 11/01/45	500,000	497,751
	Harvest Ridge Community Development District, Special Assessment, Series 2024, 5.125%, 5/01/44	500,000	490,827
	Hawkstone Community Development District, Assessment Area 4, Special Assessment, 4.375%, 5/01/30	95,000	95,301
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	94,937
	Hickory Tree Community Development District, Assessment Area One, Special Assessment, 4.50%, 5/01/31	455,000	450,795
	Highland Trails Community Development District, Assessment Area One, Special Assessment, 4.70%, 5/01/31	220,000	220,609
[d]	Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	250,000	238,790
	Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	45,000	44,200
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	25,000	24,982
	Hunt Club Grove Community Development District,
	Assessment Area One, Special Assessment, 4.85%, 6/15/31	210,000	209,485
	Assessment Area One, Special Assessment, 5.375%, 6/15/44	185,000	182,579
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	91,838
	Juniper Cove Community Development District, 5.45%, 5/01/45	500,000	499,169
	Kelly Park Community Development District,
	Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	185,000	187,615
	Assessment Area Two Project, Special Assessment, 5.30%, 5/01/45	650,000	641,016
	Keys Edge Community Development District, Assessment Area One Project, Special Assessment, 5.10%, 5/01/44	475,000	462,085
	Kindred Community Development District II,
	Special Assessment, 5.65%, 5/01/43	315,000	325,545
	Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	148,153
	Special Assessment, Series 2021, 2.20%, 5/01/26	25,000	24,549
	Kingman Gate Community Development District,
	Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	106,518
	Special Assessment, Series 2021, 2.50%, 6/15/26	45,000	44,323
	Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	168,431
	Lakes by the Bay South Community Development District, Special Assessment, Refunding, Series 2024, 5.00%, 5/01/34	440,000	461,270
	Lakes of Sarasota Community Development District,
	Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	127,890
	Assessment Area Two, Special Assessment, 3.00%, 5/01/26	80,000	79,245
	Special Assessment, Series A, 5.30%, 5/01/44	425,000	415,585
	Lakes of Sarasota Community Development District 2, Special Assessment, Series A, 5.50%, 5/01/45	630,000	624,427
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	167,465
	[d] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	56,869
	[d] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	95,165
	Special Assessment, Series 2024, 5.25%, 5/01/44	580,000	573,203
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	90,733
	Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	525,871
11	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	940,000	$ 941,245
	Langley South Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	250,000	245,119
	Lawson Dunes Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	100,000	100,153
	Lee County Industrial Development Authority, Shell Point Obligated Group, 4.375%, 11/15/29	1,000,000	1,001,599
	Longleaf Community Development District,
	[d] Neighborhood 4 Assessment Area One, Special Assessment, 4.50%, 5/01/31	140,000	140,599
	Special Assessment, Series A, 4.375%, 5/01/31	250,000	246,442
	Los Cayos Community Development District, 2024 Project, Special Assessment, 4.40%, 6/15/31	300,000	300,498
	LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment, 5.00%, 5/01/27	105,000	105,857
	LTC Ranch West Residential Community Development District, Assessment Area Four Project, Refunding, Special Assessment, Series AA4, 5.375%, 5/01/44	505,000	495,332
	Madeira Community Development District, Assessment Area No 2, Special Assessment, 5.50%, 5/01/45	500,000	491,428
	Magnolia Island Community Development District, Assessment Area One, Special Assessment, 5.55%, 5/01/45	250,000	248,392
[d]	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	47,634
	Marion Ranch Community Development District,
	5.70%, 5/01/44	100,000	100,287
	Special Assessment, 5.10%, 5/01/31	215,000	215,721
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	68,860
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	149,013
	Middleton Community Development District A, Special Assessment, Series 2022, 5.45%, 5/01/32	200,000	211,532
	Mirada II Community Development District, 2021 Project Area, Special Assessment, 3.125%, 5/01/31	100,000	91,223
	Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	440,000	426,908
	Normandy Community Development District,
	[d] Assessment Area One, Special Assessment, 4.625%, 5/01/31	500,000	492,936
	[d] Assessment Area One, Special Assessment, 5.30%, 5/01/44	335,000	322,216
[d]	North Powerline Road Community Development District, Special Assessment, Series 2022, 4.75%, 5/01/27	125,000	125,641
	North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	147,511
	North-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series A, 3.25%, 5/01/31	25,000	23,333
	Old Hickory Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	100,000	94,976
	Pacific Ace Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	500,000	495,896
	Palermo Community Development District,
	2023 Project, Special Assessment, 4.125%, 6/15/30	75,000	75,205
	Assessment Area Two, Special Assessment, 5.35%, 6/15/45	745,000	729,709
	Palm Beach County Health Facilities Authority,
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	319,089
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	285,000	291,513
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/36	755,000	784,711
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/37	585,000	605,282
	Jupiter Medical Center Obligated Group, Series A, 5.00%, 11/01/42	145,000	146,821
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 4.00%, 5/15/35	530,000	509,619
franklintempleton.com	Annual Report	12

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	$ 292,171
	Lifespace Communities, Inc., 5.00%, 5/15/41	555,000	555,575
	Palm Coast Park Community Development District,
	Sawmill Branch Phase 2, Special Assessment, 4.15%, 5/01/27	200,000	200,123
	Sawmill Branch Phase 7, Special Assessment, 5.00%, 5/01/44	270,000	260,076
	Palm Gate Community Development District, 2025 Project, Special Assessments, 5.30%, 6/15/45	595,000	579,192
	Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	100,000	93,778
	Parrish Lakes Community Development District,
	Assessment Area One Project, Special Assessment, 4.00%, 5/01/30	205,000	202,695
	Assessment Area Three, Special Assessment, 5.00%, 5/01/31	280,000	278,892
	Parrish Lakes II Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	500,000	480,941
	Parrish Plantation Community Development District,
	Assessment Area Four Project-S, Special Assessment, 4.75%, 5/01/31	90,000	90,685
	Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	93,381
	Assessment Area Three Project, Special Assessment, 5.80%, 5/01/44	200,000	204,115
	Pasadena Ridge Community Development District, Assessment Area One, Special Assessment, 5.05%, 5/01/44	250,000	243,469
	Peace Creek Village Community Development District, Special Assessment, Series 2024, 4.625%, 5/01/31	370,000	370,966
	Peace Crossing Community Development District, Assessment Area One, Special Assessment, 5.00%, 5/01/31	375,000	370,623
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	145,494
	Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	565,000	539,017
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	95,398
	Regal Village Community Development District, Special Assessment Area, 5.20%, 5/01/44	190,000	188,893
	Reserve at Van Oaks Community Development District, Special Assessment, Series 2023 Project, 5.125%, 5/01/43	180,000	181,855
	Reunion East Community Development District, Special Assessment, Series 2021, 2.85%, 5/01/31	100,000	91,524
	River Hall Community Development District,
	[d] Assessment Area 5, Special Assessment, 5.35%, 5/01/44	600,000	589,533
	Special Assessment, Series A, 6.25%, 5/01/43	170,000	178,912
	River Landing Community Development District, 5.20%, 5/01/45	640,000	629,530
	Rivers Edge II Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	92,014
[d]	Rivers Edge III Community Development District, Special Assessment, Series 2021, 2.40%, 5/01/26	100,000	98,177
[d]	Rolling Oaks Community Development District, 2022 Assessment Area, Special Assessment, 6.25%, 5/01/42	220,000	229,397
[d]	Rye Ranch Community Development District, Assessment Area One, Special Assessment, Refunding, 5.00%, 11/01/30	40,000	40,463
	Saddle Creek Preserve of Polk County Community Development District, Assessment Area One, Special Assessment, 3.00%, 6/15/30	80,000	76,089
	Sanctuary Cove Community Development District, Special Assessment, Series 2018, 2.125%, 5/01/26	135,000	132,150
	Sandmine Road Community Development District,
	[d] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	96,960
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	25,000	24,443
13	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	$ 98,925
	Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	161,567
	Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	145,031
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	355,000	359,178
[d]	Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	25,000	25,220
	Sebastian Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	175,000	170,204
	Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	110,000	110,963
	Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	95,545
	Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	235,000	235,793
	Six Mile Creek Community Development District,
	Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	69,557
	Project Area, Special Assessment, Series 2024, 5.10%, 5/01/44	490,000	470,442
[d]	Somerset Bay Community Development District, Special Assessment, Assessment Area One, 4.85%, 5/01/31	315,000	315,019
	Sorrento Pines Community Development District,
	Assessment Area One, 4.375%, 5/01/30	50,000	50,363
	Assessment Area One, 5.25%, 5/01/43	180,000	182,620
	South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,390,000	1,352,265
	Southern Groves Community Development District No. 5,
	Special Assessment, Series 2022, 5.80%, 5/01/42	500,000	526,476
	Special Assessment, Series 2024, 5.45%, 5/01/44	350,000	359,356
	Springs at Lake Alfred Community Development District, Assessment Area One, Special Assessment, 5.25%, 5/01/44	365,000	361,584
	St. Augustine Lakes Community Development District,
	2022 Project, Special Assessment, 4.70%, 6/15/29	360,000	362,741
	2022 Project, Special Assessment, 5.375%, 6/15/42	95,000	96,389
[d]	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	91,774
[d]	Stuart Crossing Community Development District, Assessment Area One Project, Special Assessment, 4.375%, 5/01/31	195,000	194,678
	Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	69,565
	Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	475,000	476,737
	Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	135,636
	Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,913
	Terreno Community Development District, 2025 Assessment Area, Special Assessment, 5.40%, 5/01/45	550,000	551,104
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	140,317
	Tohoqua Community Development District,
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	93,947
	Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	115,000	113,131
	Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	90,533
[d]	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	96,813
	Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special Assessment, 5.875%, 5/01/43	170,000	174,240
franklintempleton.com	Annual Report	14

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
[d]	Two Lakes Community Development District, Special Assessment, Series 2017, 4.00%, 12/15/28	275,000	$ 273,200
	Two Rivers West Community Development District,
	Special Assessment, Series 2, 5.25%, 5/01/28	320,000	324,045
	Special Assessment, Series 2, 5.375%, 5/01/33	150,000	155,083
	V-Dana Community Development District,
	Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	93,381
	Assessment Area Two-2025 Project, Special Assessment, 5.375%, 5/01/45	500,000	495,231
	Venetian Parc Community Development District, Assessment Area Two, Refunding, 5.00%, 5/01/44	1,000,000	994,081
	Veranda Community Development District II,
	Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	360,000	361,767
	[d] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	64,673
	Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 5/01/44	565,000	555,143
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	117,602
	Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	100,000	96,480
	Village Community Development District No. 5,
	Refunding, Special Assessment, 4.00%, 5/01/33	1,085,000	1,049,622
	Refunding, Special Assessment, 4.00%, 5/01/34	1,575,000	1,512,267
	Villamar Community Development District,
	Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	195,000	199,783
	Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	210,000	211,374
	Waterford Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	650,000	630,214
	Waterset South Community Development District,
	5.90%, 5/01/42	150,000	155,651
	Special Assessment, Series 2022, 5.375%, 5/01/32	100,000	103,206
[d]	Wellness Ridge Community Development District, Assessment Area Two, Special Assessment, 5.00%, 6/15/44	355,000	344,512
	West Villages Improvement District,
	Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	92,420
	Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	325,000	328,086
	Willowbrook Community Development District, Special Assessment, Assessment Area One Project, 4.95%, 5/01/31	205,000	205,222
	Winding Oaks Community Development District, Assessment Area One, Special Assessment, 5.40%, 5/01/44	500,000	492,468
	Windsor Cay Community Development District, Assessment Area One Project, Special Assessment, 4.60%, 5/01/31	250,000	252,130
	Windward Community Development District,
	Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	96,139
	Special Assessment, Series A-1, 3.00%, 5/01/25	60,000	59,929
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	225,405
	Woodcreek Community Development District, Assessment Area Two, Special Assessment, 5.35%, 5/01/45	575,000	558,218
[d]	Woodland Preserve Community Development District, Assessment Area One, Special Assessment, 5.30%, 5/01/45	630,000	621,293
	Woodland Ranch Estates Community Development District, 5.55%, 5/01/45	500,000	497,380
	Yarborough Lane Community Development District,
	Special Assessment, Series 2024, 4.75%, 5/01/31	250,000	248,354
	Special Assessment, Series 2024, 5.35%, 5/01/44	245,000	239,594
			78,328,150
15	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Georgia 2.2%
	DeKalb County Housing Authority, HADC Avenues LLC, Refunding, 4.125%, 12/01/34	2,000,000	$ 1,953,697
[d]	Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	86,638
[d]	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	330,129
	Georgia Housing & Finance Authority, Georgia Housing & Finance Authority, Refunding, Series C, 4.40%, 12/01/44	1,000,000	980,051
	Main Street Natural Gas, Inc.,
	[c] Gas Supply Revenue, VRDN, Series C, 4.00%, 8/01/52	1,000,000	998,280
	[c] VRDN, Series A, 5.00%, 6/01/53	4,980,000	5,203,067
	[c] VRDN, Series B, 5.00%, 12/01/54	1,235,000	1,316,601
	[c] VRDN, Series E, 5.00%, 12/01/53	1,325,000	1,402,697
	[c] VRDN, Series E-2, 1 day USD SOFR + 1.70%, 4.607%, 12/01/53	1,280,000	1,310,522
			13,581,682
	Idaho 0.1%
	Idaho Housing & Finance Association,
	[d] College of Idaho Inc, Refunding, 5.00%, 11/01/25	380,000	381,867
	White Pine Charter School Project, 5.25%, 5/01/38	300,000	311,839
			693,706
	Illinois 7.2%
	Chicago Board of Education,
	[f] Refunding, Series A, 9.475%, 12/01/25	500,000	487,190
	Series A, 5.00%, 12/01/38	2,100,000	2,105,962
	Series A, 5.00%, 12/01/40	1,500,000	1,492,729
	Series A, 5.50%, 12/01/31	2,000,000	2,129,436
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.00%, 4/01/38	2,175,000	2,278,004
	5.00%, 4/01/45	100,000	102,119
	5.25%, 4/01/34	905,000	979,695
	5.25%, 4/01/37	610,000	652,222
	5.25%, 4/01/39	1,000,000	1,059,653
	Chicago Midway International Airport, AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	816,409
	City of Chicago,
	Refunding, Series A, 5.00%, 1/01/33	265,000	277,261
	Refunding, Series A, 5.00%, 1/01/34	1,470,000	1,531,586
	Refunding, Series B, 4.00%, 1/01/37	4,000,000	3,703,828
	Series A, 5.50%, 1/01/40	7,335,000	7,730,619
	Series A, 5.50%, 1/01/49	1,320,000	1,340,713
	Illinois Finance Authority,
	[d] Acero Charter Schools, Inc. Obligated Group, 4.00%, 10/01/31	980,000	955,514
	Chicago School - California, Inc., 5.25%, 4/01/44	1,070,000	1,091,255
	[c] Field Museum of Natural History, Refunding, VRDN, 1 day USD SOFR + 1.20%, 4.238%, 11/01/34	380,000	379,786
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/30	250,000	251,235
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/31	255,000	255,034
	[c] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	880,000	894,240
	[d] Rosalind Franklin University of Medicine and Science, 5.25%, 8/01/35	2,900,000	2,855,741
	The Chicago School, 5.00%, 4/01/35	200,000	211,651
	The Chicago School, 5.25%, 4/01/37	130,000	138,523
	The Chicago School, 5.25%, 4/01/38	1,000,000	1,057,717
	Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,110,000	1,090,255
franklintempleton.com	Annual Report	16

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Illinois (continued)
	Illinois Housing Development Authority, Refunding, Series H-1, 4.00%, 1/01/42	2,560,000	$ 2,408,422
	Metropolitan Pier & Exposition Authority,
	[f] 4.64%, 12/15/30	300,000	241,762
	McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	998,806
	State of Illinois McCormick Place Expansion Project Fund, Refunding, Series A, 4.00%, 12/15/42	390,000	356,541
	Northern Illinois University, 4.25%, 4/01/44	1,250,000	1,155,597
	State of Illinois,
	6.00%, 11/01/26	660,000	674,729
	Series A, 4.00%, 3/01/41	1,000,000	933,221
[d]	Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, Series A, 4.82%, 1/01/41	1,535,000	1,498,035
	Village of Villa Park, Garden Station Redevelopment Area, 0.158%, 12/31/38	100,000	81,944
			44,217,434
	Indiana 0.6%
[d]	City of Goshen, Green Oaks Of Goshen LLC, Refunding, Series A, 5.00%, 8/01/41	1,000,000	852,272
[d]	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	95,104
[d]	City of Valparaiso, Green Oaks of Valparaiso LLC, 5.375%, 12/01/41	500,000	450,783
	Indiana Finance Authority,
	Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	143,008
	University of Evansville, 7.00%, 9/01/32	170,000	164,198
[d]	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	765,000	726,580
	Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,063,496
			3,495,441
	Iowa 1.5%
	Crawford County Memorial Hospital, Inc., 5.00%, 6/15/27	515,000	520,857
	Iowa Finance Authority,
	Altru Health System Obligated Group, Refunding, Series B, 6.60%, 5/15/28	120,000	124,658
	[c] Iowa Fertilizer Co LLC, VRDN, Refunding, 5.00%, 12/01/50	2,425,000	2,736,464
	Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	863,013
	Lifespace Communities Inc Obligated Group, Refunding, Series B, 7.25%, 5/15/38	500,000	566,658
	Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	420,000	398,317
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	565,000	569,231
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	1,060,000	1,061,098
	[c] Lifespace Communities Inc Obligated Group, VRDN, Series B, 1 day USD SOFR + 0.55%, 3.602%, 5/15/56	500,000	481,221
	Lifespace Communities, Inc., Series A, 5.00%, 5/15/43	270,000	269,334
	Iowa Higher Education Loan Authority, University of Dubuque Project, 5.00%, 10/01/45	1,375,000	1,307,419
	Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	80,000	75,605
			8,973,875
	Kansas 0.1%
	Wyandotte County-Kansas City Unified Government, Legends Apartments Garage & West Law, 4.50%, 6/01/40	740,000	715,056
	Kentucky 1.0%
[c]	City of Berea, Berea College, VRDN, Series A, 3.63%, 6/01/32	850,000	850,000
	Kentucky Public Energy Authority,
	[c] Kentucky Public Energy Authority, VRDN, Series A-2, 1 day USD SOFR + 1.20%, 4.108%, 8/01/52	1,285,000	1,275,755
	[c] Refunding, VRDN, Series B, 5.00%, 1/01/55	3,810,000	4,001,649
			6,127,404
17	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Louisiana 0.5%
	Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	$ 246,351
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[d] Parish of St John the Baptist LA, 3.90%, 11/01/44	160,000	142,664
	Westlake Corp, Refunding, 3.50%, 11/01/32	1,625,000	1,553,408
	New Orleans Aviation Board, AMT, Refunding, Series A, 5.00%, 1/01/38	1,005,000	1,054,958
			2,997,381
	Maine 0.2%
	Maine State Housing Authority, Series D, 4.50%, 11/15/44	1,000,000	984,760
	Maryland 0.5%
	City of Baltimore,
	Harbor Point Special Taxing District, 4.25%, 6/01/26	375,000	375,564
	[d] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	94,977
	County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	133,663
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/36	645,000	670,626
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/36	425,000	442,284
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/38	250,000	257,951
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/39	515,000	529,096
[d]	Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	674,631
			3,178,792
	Massachusetts 0.3%
	Massachusetts Development Finance Agency,
	[d] CHF Merrimack Inc, Series A, 5.00%, 7/01/44	1,000,000	1,015,136
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	60,000	60,471
	Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	201,946
	Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	485,769
			1,763,322
	Michigan 0.9%
	City of Detroit,
	Series A, 5.00%, 4/01/35	350,000	368,402
	Series C, 6.00%, 5/01/43	375,000	412,270
	Grand Rapids Economic Development Corp.,
	Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	220,000	214,620
	Michigan Christian Home Obligated Group, Refunding, Series A, 4.25%, 11/01/38	45,000	39,377
	Kalamazoo Economic Development Corp.,
	[d] Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	107,316
	Heritage Community of Kalamazoo Obligated Group, Series A, 5.00%, 5/15/43	1,120,000	1,074,755
	Michigan Finance Authority,
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	95,000	94,337
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	276,953
	Provident Group - HFH Energy LLC, 4.125%, 2/29/44	870,000	831,902
	University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	800,000	830,772
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	590,000	601,766
	Michigan Strategic Fund,
	I-75 Improvement Project, AMT, 5.00%, 12/31/33	50,000	51,085
	Improvement Project-P3, AMT, 4.125%, 6/30/35	670,000	650,888
	State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	99,997
			5,654,440
	Minnesota 0.6%
	City of Ramsey, PACT Charter School, Refunding, Series A, 5.00%, 6/01/32	2,000,000	1,929,983
	Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	118,108
franklintempleton.com	Annual Report	18

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Minnesota (continued)
[c]	Minnesota Municipal Gas Agency, VRDN, Series B, 1 day USD SOFR + 1.00%, 3.921%, 12/01/52	1,400,000	$ 1,395,390
			3,443,481
	Mississippi 0.3%
[d]	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	152,312
	Mississippi Home Corp., Series C, 4.65%, 12/01/44	1,500,000	1,491,457
			1,643,769
	Missouri 0.9%
	City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	20,000	19,513
[c]	Health & Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group, VRDN, Series F, 3.50%, 6/01/44	4,300,000	4,300,000
	Missouri Housing Development Commission, First Place Homeownership Loan Series E, 4.125%, 11/01/39	1,000,000	985,728
			5,305,241
	Nebraska 0.2%
	Nebraska Investment Finance Authority, Series E, 4.50%, 9/01/44	1,000,000	981,830
	Nevada 0.8%
	City of Las Vegas, Special Improvement District No. 815, Special Assessment, 4.75%, 12/01/40	955,000	933,832
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	155,000	144,962
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	182,878
[d]	City of North Las Vegas, NV Special Improvement District No 66, Special Assessment, 5.00%, 6/01/28	140,000	142,512
	Nevada Housing Division, Series E, 4.10%, 10/01/39	1,000,000	985,084
	Reno-Tahoe Airport Authority,
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/42	655,000	684,736
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/43	1,000,000	1,042,118
	Tahoe-Douglas Visitors Authority,
	4.00%, 7/01/26	770,000	774,088
	5.00%, 7/01/31	250,000	263,678
			5,153,888
	New Jersey 0.3%
	New Jersey Economic Development Authority,
	[c] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	87,212
	Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	100,515
	Provident Group-Kean Properties LLC, 5.00%, 7/01/37	50,000	49,557
	United Airlines Inc, 5.25%, 9/15/29	215,000	215,224
	New Jersey Higher Education Student Assistance Authority, AMT, Series B, 4.00%, 12/01/44	1,000,000	923,873
	Passaic County Improvement Authority, Series 2024A, 5.00%, 1/01/34	280,000	288,015
			1,664,396
	New Mexico 0.5%
	New Mexico Hospital Equipment Loan Council,
	[c] Presbyterian Healthcare Services Obligated Group, Refunding, Series B, 3.55%, 8/01/34	1,400,000	1,400,000
	San Juan Regional Medical Center Inc, Refunding, 4.00%, 6/01/33	1,000,000	970,682
	New Mexico Mortgage Finance Authority, Series E, 4.125%, 9/01/39	700,000	688,674
			3,059,356
	New York 6.9%
[c]	City of New York, VRDN, Series B3, 3.65%, 10/01/46	1,300,000	1,300,000
	Metropolitan Transportation Authority,
	Green Bond, Series 2017C-1, 5.00%, 11/15/28	500,000	528,019
	Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	555,491
19	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	New York (continued)
[c]	Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory, VRDN, Refunding, 3.55%, 1/01/34	3,000,000	$ 3,000,000
	New York City Housing Development Corp., 8 Spruce NY Owner LLC, Refunding, Series E, 4.375%, 12/15/31	250,000	253,466
[c]	New York City Municipal Water Finance Authority, VRDN, 3.65%, 6/15/33	10,100,000	10,100,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	65,005
[c]	New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	261,067
	New York Transportation Development Corp.,
	American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	60,000	58,836
	American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	193,686
	American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	70,000	72,515
	Delta Air Lines Inc, AMT, 4.00%, 1/01/36	1,490,000	1,418,275
	Delta Air Lines Inc, AMT, 5.00%, 10/01/40	4,735,000	4,816,915
	Delta Air Lines Inc, AMT, 5.625%, 4/01/40	785,000	824,726
	Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	1,967,287
	JFK International Air Terminal LLC, AMT, 5.00%, 12/01/41	2,900,000	2,927,925
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/36	250,000	258,483
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/37	350,000	359,772
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/39	125,000	127,151
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/39	2,685,000	2,495,722
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/40	500,000	461,551
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/41	1,380,000	1,256,168
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 5.00%, 12/01/36	425,000	436,111
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 5.00%, 12/01/37	315,000	321,781
	JFK NTO LLC, AMT, 5.25%, 6/30/43	500,000	519,183
	JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	267,072
	JFK NTO LLC, AMT, Refunding, 4.25%, 6/30/42	3,750,000	3,581,852
	Oneida Indian Nation of New York,
	[d] Oneida Indian Nation of New York, Series A, 8.00%, 9/01/40	2,500,000	2,547,834
	[d] Series B, 6.00%, 9/01/43	250,000	270,102
	Suffolk Regional Off-Track Betting Co., 5.75%, 12/01/44	1,000,000	1,022,505
			42,268,500
	North Carolina 0.1%
	North Carolina Medical Care Commission,
	Penick Village Obligated Group, Refunding, Series B, 4.75%, 9/01/29	405,000	404,974
	United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	350,220
			755,194
	North Dakota 1.7%
	City of Grand Forks,
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/38	2,300,000	2,103,194
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/41	1,875,000	1,651,531
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/31	1,345,000	1,407,512
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/33	90,000	93,201
	City of Horace, Series B, 4.85%, 8/01/26	1,000,000	1,000,651
	County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	248,839
	North Dakota Housing Finance Agency,
	Series C, 4.65%, 7/01/44	1,000,000	996,451
	Series D, 4.50%, 7/01/44	3,215,000	3,164,912
			10,666,291
	Ohio 3.5%
	Akron Bath Copley Joint Township Hospital District,
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	539,947
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/34	130,000	126,704
franklintempleton.com	Annual Report	20

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Ohio (continued)
	Cleveland-Cuyahoga County Port Authority, 5.00%, 11/15/39	1,865,000	$ 1,913,465
	Columbus Metropolitan Housing Authority,
	4.00%, 12/01/34	1,910,000	1,869,228
	Cobblestone Manor Project, 4.625%, 8/01/42	2,220,000	2,225,012
	Waldren Woods project, 4.00%, 6/01/34	500,000	493,562
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	505,000	501,546
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	192,096
	Ohio Living Obligated Group, Series B, 4.00%, 7/01/28	225,000	224,469
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	101,157
[c]	County of Hamilton, TriHealth Obligated Group, VRDN, Refunding, Series B, 3.70%, 8/15/51	5,200,000	5,200,000
	Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	101,505
[c]	Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	2,965,000	2,995,067
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	312,728
	Ohio Housing Finance Agency,
	Middletown Phase I Project, 8.00%, 8/01/34	100,000	102,087
	Series B, 4.50%, 9/01/44	1,485,000	1,458,017
	State of Ohio,
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/39	1,335,000	1,229,596
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/40	855,000	777,003
	Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/35	1,015,000	1,047,911
			21,411,100
	Pennsylvania 2.1%
	Adams County General Authority, Brethren Home Community Obligated Group/The, Refunding, Series 2024A, 5.00%, 6/01/44	2,350,000	2,385,594
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	40,000	39,947
	Allentown Commercial & Industrial Development Authority,
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/40	2,075,000	2,079,423
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/45	490,000	473,649
	Allentown Neighborhood Improvement Zone Development Authority,
	[d] City Center Project, 5.00%, 5/01/28	100,000	102,220
	[d] City Center Project, 5.25%, 5/01/42	200,000	196,995
	Berks County Municipal Authority,
	Series A, 8.00%, 6/30/34	84,000	85,985
	Series A-2A, 6.00%, 6/30/34	42,000	45,292
	Series A-3, 5.00%, 6/30/39	761,000	737,567
	[f] Series B-1, 1.426%, 6/30/44	283,000	209,006
	Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	1,015,960
	Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	101,076
	Pennsylvania Economic Development Financing Authority,
	Philadelphia Water Department, Refunding, 4.00%, 1/01/31	485,000	488,154
	[c] Talen Energy Supply LLC, Refunding, VRDN, 5.25%, 12/01/38	1,000,000	1,007,682
	UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	150,000	143,798
	Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	500,000	506,814
	Pennsylvania Housing Finance Agency,
	Series 146A, 4.50%, 10/01/44	1,500,000	1,476,726
	Series 148A, 4.625%, 10/01/45	1,500,000	1,498,537
21	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
[e]	Philadelphia Authority for Industrial Development, Beech International LLC, Series A, 5.625%, 6/15/42	100,000	$ 85,000
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	433,906
			13,113,331
	Puerto Rico 1.3%
	Commonwealth of Puerto Rico,
	[f] 4.38%, 7/01/33	12,391	8,506
	Series 2021A1, 4.00%, 7/01/33	663,628	650,350
	Series 2021A1, 4.00%, 7/01/35	1,028,772	983,836
	Series 2021A1, 4.00%, 7/01/37	552,885	523,184
	Series 2021A1, 4.00%, 7/01/41	664,263	608,215
	Series 2021A1, 5.625%, 7/01/27	113,932	118,003
	Series 2021A1, 5.625%, 7/01/29	626,556	671,536
	Series 2021A1, 5.75%, 7/01/31	1,992,198	2,190,326
	[c,f] VRDN, 3.044%, 11/01/43	39,833	24,996
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,530,997	1,498,417
	Puerto Rico Electric Power Authority,
	Refunding, 5.25%, 7/01/32	175,000	172,547
	Refunding, Series V, 5.25%, 7/01/27	170,000	170,284
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	91,651
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	100,000	90,161
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	89,328
			7,891,340
	South Carolina 1.1%
	County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	406,940
[d]	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	96,706
	Patriots Energy Group Financing Agency,
	[c] VRDN, Refunding, 1 day USD SOFR + 1.90%, 4.815%, 2/01/54	100,000	103,121
	[c] VRDN, Series A1, 5.25%, 10/01/54	4,965,000	5,267,800
	South Carolina Jobs-Economic Development Authority,
	AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	84,852
	[d,f] Columbia Portfolio Obligated Group, 1.958%, 6/01/37	315,000	251,105
	[d] FAH Pelham LLC, Series B, 7.50%, 8/01/47	150,000	150,717
	[d] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	84,852
			6,446,093
	South Dakota 0.2%
	South Dakota Housing Development Authority, Refunding, Series C, 4.50%, 11/01/44	1,500,000	1,473,047
	Tennessee 2.6%
	Chattanooga Health Educational & Housing Facility Board,
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/37	500,000	483,142
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/38	1,610,000	1,544,589
	Cleveland Housing Authority,
	[d] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	293,907
	[d] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	97,969
	Knox County Health Educational & Housing Facility Board, 5.00%, 7/01/38	425,000	453,885
[c]	Tennergy Corp., VRDN, Series A, 5.50%, 10/01/53	5,350,000	5,627,615
[c]	Tennessee Energy Acquisition Corp., VRDN, Series A, 5.00%, 5/01/52	6,880,000	7,193,612
			15,694,719
franklintempleton.com	Annual Report	22

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas 12.4%
[d]	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools Inc, 4.50%, 6/15/44	830,000	$ 769,867
	Cedar Port Navigation & Improvement District,
	4.00%, 9/01/37	675,000	674,044
	4.00%, 9/01/38	1,450,000	1,433,480
	City of Anna,
	[d] Hurricane Creek Public Improvement District Improvement Area No 2, Special Assessment, 5.00%, 9/01/28	432,000	434,013
	[d] Meadow Vista Public Improvement District Improvement Area 1, Special Assessment, 4.875%, 9/15/31	270,000	270,199
	City of Aubrey, Jackson Ridge Public Improvement District, Special Assessment, 5.00%, 9/01/25	505,000	508,385
[d]	City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	134,000	134,265
[d,g]	City of Bastrop, Valverde Public Improvement District Improvement Area #1, Special Assessment, 5.375%, 9/01/45	620,000	619,680
[d]	City of Boyd, Public Improvement District No 1 Improvement Area No 1, Special Assessment, 4.25%, 9/15/30	107,000	107,379
	City of Celina,
	[d] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	50,000	49,707
	[d] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	187,970
	[d] Creeks of Legacy Public Improvement District Phase No 3, Special Assessment, 3.625%, 9/01/30	100,000	92,283
	[d] Cross Creek Meadows Public Improvement District Area No 1, Special Assessment, 4.50%, 9/01/30	100,000	100,193
	[d] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	167,955
	[d] Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, 5.50%, 9/01/45	450,000	449,503
	[d] Mosaic Public Improvement District Area No 2, Special Assessment, 4.50%, 9/01/31	250,000	247,923
	North Sky Public Improvement District Improvement Area No 1, Special Assessment, 5.00%, 9/01/44	289,000	273,295
	[d] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	103,004
	[d] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	50,000	47,956
	[d] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	100,959
	[d] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	165,120
	City of Corpus Christi, Whitecap Public Improvement District No 1 Improvement Area 1, Special Assessment, 5.375%, 9/15/31	250,000	250,291
	City of Crandall,
	[d] Cartwright Ranch Public Improvement District Major Improvement Area, Special Assessment, 4.75%, 9/15/31	100,000	99,538
	[d] River Ridge Public Improvement District Improvement Area 2, Special Assessment, 5.25%, 9/15/45	700,000	683,639
[d]	City of Decatur, Paloma Trails Public Improvement District Improvement Area No 1, Special Assessment, 4.75%, 9/15/35	400,000	394,974
	City of Fate,
	[d] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	14,000	13,652
	[d] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	132,431
	[d] Williamsburg Public Improvement District No 1 Phase 3B, Special Assessment, 5.125%, 8/15/43	582,000	560,466
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	138,000	124,812
	City of Houston Airport System Revenue,
	United Airlines Inc, AMT, Refunding, Series B, 5.50%, 7/15/38	1,900,000	1,991,210
	United Airlines Inc, AMT, Series B, 5.50%, 7/15/37	4,000,000	4,204,492
23	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Hutto,
	[d] Cottonwood Creek Public Improvement District Improvement Area No 2,Special Assessment, 5.125%, 9/01/45	702,000	$ 680,064
	[d] Emory Crossing Public Improvement District Improvement Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	271,819
[d]	City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, 4.50%, 9/01/31	153,000	153,948
	City of Kyle,
	[d] 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.50%, 9/01/33	650,000	643,975
	[d] 6 Creeks Public Improvement District Improvement Area No 5, Special Assessment, 4.50%, 9/01/35	366,000	357,619
	[d] City of Kyle TX 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.375%, 9/01/28	200,000	200,505
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	133,127
	[d] Limestone Creek Public Improvement District Improvement Area #1, Special Assessment, 5.50%, 9/01/44	550,000	547,573
	[d] Plum Creek North Public Improvement District Improvement Area No 2, Special Assessment, 5.00%, 9/01/44	524,000	517,126
	[d] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	211,458
	[d] Southwest Kyle Public Improvement District No 1 Improvement Area No 2, Special Assessment, 5.75%, 9/01/30	100,000	101,565
	City of Lago Vista,
	Tessera on Lake Travis Public Improvement Dist Improvement Area No 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	119,946
	[d] Tessera on Lake Travis Public Improvement District Major Improvement Area, Special Assessment, Refunding, 5.00%, 9/01/30	115,000	107,916
	City of Lavon,
	[d] Elevon Public Improvement District Improvement Area No 1, Special Assessment, 5.00%, 9/15/44	500,000	496,958
	[d] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	307,000	311,053
	[d] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	555,000	583,181
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	90,074
[d]	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	69,539
[d]	City of Manor, Manor Heights Public Improvement District Area No 3, Special Assessment, 5.25%, 9/15/43	200,000	200,420
[d]	City of Marble Falls, Thunder Rock Public Improvement District Improvement Area 2A, Special Assessment, 6.375%, 9/01/44	1,004,000	965,936
[d]	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	155,970
	City of Mesquite,
	[d] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	109,000	106,756
	[d] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	102,797
	[d] Solterra Public Improvement District Improvement Area C-3, Special Assessment, 5.00%, 9/01/44	506,000	489,081
[d]	City of Oak Point, Chaparral Park Public Improvement District Improvement Area No 1, Special Assessment Area, 4.25%, 9/15/31	309,000	302,275
	City of Pilot Point,
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	150,906
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	149,030
franklintempleton.com	Annual Report	24

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Princeton,
	[d] Eastridge Public Improvement District Improvement Area 1, Special Assessment, 5.125%, 9/01/42	850,000	$ 826,947
	[d] Southbridge Public Improvement District Improvement Area 2, Special Assessment, 5.25%, 9/01/44	381,000	372,058
	[d,g] Westridge Public Improvement District Improvement Area No, Special Assessment, 5.375%, 9/01/45	544,000	539,729
	[d] Winchester Crossing Public Improvement District No 3, Special Assessment, 4.375%, 9/01/31	319,000	314,333
	[d] Winchester Public Improvement District No 2, Project, Special Assessment, 5.125%, 9/01/42	1,011,000	984,696
	[d] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	88,858
	[d] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	92,226
	City of Royse City,
	[d] Clearview Ranch Public Improvement District South Zone Improvement Area 1, Special Assessment, Series 2024, 5.25%, 9/15/44	397,000	383,876
	[d] Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	120,000	119,501
	City of Sachse,
	[d] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.00%, 9/15/28	202,000	204,303
	[d] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.625%, 9/15/42	460,000	473,408
	[d] Sachse Public Improvement District No 1, Special Assessment, 6.00%, 9/15/28	100,000	101,850
	[d] Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	310,000	336,980
	City of Tomball,
	[d] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	145,406
	[d] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	92,842
[d]	City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	140,000	141,056
[d]	Club Municipal Management District No. 1, Improvement Area No 3, Special Assessment, 5.10%, 9/01/44	326,000	314,046
	County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area 2, Special Assessment, 4.50%, 9/01/31	220,000	218,895
	County of Denton,
	[d] Green Meadows Public Improvement District Improvement Area 1, Special Assessment, 5.375%, 12/31/45	520,000	509,827
	[d] Green Meadows Public Improvement District Major Improvement Area, Special Assessment, 5.875%, 12/31/45	275,000	269,835
	[d] Tabor Ranch Public Improvement District Improvement Area No 1, Special Assessment, Series A, 5.25%, 12/31/44	250,000	242,343
	County of Hays,
	[d] La Cima Public Improvement District Neighborhood Improvement Area 3, Special Assessment, 4.75%, 9/15/27	371,000	371,224
	[d] La Cima Public Improvement District Neighborhood Improvement Area 3, Special Assessment, 4.875%, 9/15/32	435,000	431,558
	[d] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	137,092
	[d] Special Assessment Area, 5.50%, 9/15/42	495,000	493,402
	County of Montgomery,
	Crockett Meadows Public Improvement District Improvement Area, Special Assessment, 4.50%, 9/15/32	660,000	656,146
	Meadow Park Public Improvement District Improvement Area No 1, Special Assessment, 5.125%, 9/15/45	675,000	659,469
	East Montgomery County Municipal Utility District No. 5, 4.00%, 12/01/39	1,140,000	1,093,966
	EP Cimarron Ventanas PFC, 4.125%, 12/01/39	3,300,000	3,140,040
	EP Essential Housing WF PFC, 4.25%, 12/01/34	3,120,000	3,073,350
	EP La Privada PFC, La Privada Apartments Project, 4.50%, 6/01/40	4,335,000	4,146,883
	EP Royal Estates PFC, 4.25%, 10/01/39	2,000,000	1,945,362
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	976,655
25	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	Harris County Municipal Utility District No. 171,
	4.75%, 12/01/40	1,215,000	$ 1,235,430
	6.75%, 12/01/26	1,015,000	1,073,236
	Series A, 4.00%, 12/01/40	970,000	916,876
	Harris County Municipal Utility District No. 490, 4.00%, 9/01/40	805,000	770,711
	Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,085,820
	Harris County Municipal Utility District No. 540,
	5.00%, 9/01/39	230,000	222,505
	5.375%, 9/01/45	350,000	336,387
	Harris-Waller Counties Municipal Utility District No. 4,
	5.00%, 11/01/34	275,000	274,140
	5.00%, 11/01/36	645,000	633,640
	5.00%, 11/01/38	195,000	187,231
	5.50%, 11/01/44	785,000	757,293
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,342,647
	Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,105,000	1,148,189
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,054
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	30,625
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/30	160,000	156,992
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	135,000	129,490
	Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	85,000	81,736
	North Parkway Municipal Management District No. 1,
	[d] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	46,629
	[d] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	149,941
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	939,216
[d]	Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	400,000	391,247
	Sienna Municipal Utility District No. 6,
	4.125%, 9/01/41	1,105,000	1,054,693
	4.125%, 9/01/42	1,030,000	971,961
	South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	600,000	592,987
	Southeast Regional Management District, Series A, 4.00%, 4/01/43	825,000	768,423
	Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	2,440,000	2,561,163
[c]	Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 1/01/54	2,735,000	3,003,428
[c]	Texas Municipal Gas Acquisition & Supply Corp. V, VRDN, 5.00%, 1/01/55	3,610,000	3,839,118
	Town of Providence Village,
	[d] Foree Ranch Public Improvement District Improvement Area 1, Special Assessment, 5.00%, 9/01/44	140,000	134,007
	[d] Foree Ranch Public Improvement District Improvement Area 1, Special Assessment, Series C, 4.375%, 9/01/31	255,000	252,244
	[d] Foree Ranch Public Improvement District Improvement Area 2, Special Assessment, 5.35%, 9/01/45	775,000	763,736
	Travis County Development Authority, Special Assessment, 5.00%, 9/01/44	285,000	277,835
	Travis County Municipal Utility District No. 22,
	Series A, 5.75%, 9/01/38	365,000	366,567
	Series B, 6.00%, 9/01/42	455,000	455,986
	Viridian Municipal Management District,
	5.00%, 12/01/25	100,000	101,054
	Special Assessment, 2.875%, 12/01/30	100,000	90,192
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	14,000	13,859
	Walden Pond Fresh Water Supply District,
	6.00%, 9/01/32	160,000	161,844
	6.25%, 9/01/47	225,000	225,934
	Westpointe Special Improvement District, 5.00%, 8/15/41	550,000	566,647
			75,723,177
franklintempleton.com	Annual Report	26

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	U. S. Virgin Islands 0.1%
	Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Refunding, Series A, 5.00%, 10/01/30	750,000	$ 781,710
	Utah 0.8%
[d]	Mida Mountain Village Public Infrastructure District, Military Installation Development Auth Military Recreation Fac Project Area, Series 1, 5.125%, 6/15/54	2,000,000	1,903,233
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	232,281
[d]	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	233,727
	Utah Infrastructure Agency,
	4.00%, 10/15/36	845,000	803,958
	5.00%, 10/15/32	250,000	263,080
	5.25%, 10/15/39	565,000	596,742
	Refunding, Series 2021, 4.00%, 10/15/38	1,000,000	938,104
			4,971,125
	Virginia 0.9%
[d]	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	100,382
	Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,022,986
	Virginia Small Business Financing Authority, National Senior Communities Inc Obligated Group, Refunding, Series A, 4.00%, 1/01/36	4,185,000	4,090,916
			5,214,284
	Washington 3.0%
	County of Spokane Airport Revenue, AMT, Refunding, Series B, 5.25%, 1/01/41	1,600,000	1,696,932
	Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	490,675
	King County Housing Authority, 5.50%, 5/01/38	1,000,000	1,001,051
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	101,435
	Vancouver Housing Authority,
	2200 Norris LLLP, Refunding, 4.125%, 12/01/39	1,250,000	1,193,696
	Cascara Vancouver LLLP, Refunding, Series A, 5.00%, 12/01/42	1,500,000	1,507,326
	Esther Cougar Rehab LLLP, Refunding, Series A, 4.50%, 10/01/42	1,250,000	1,211,492
	Jens Pointe Project, 4.25%, 2/01/38	3,000,000	2,937,669
	Navalia and Alena Projects, 4.00%, 8/01/34	1,000,000	988,674
	Series A, 4.25%, 12/01/42	1,660,000	1,559,104
	Washington Health Care Facilities Authority,
	[d] Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	112,449
	[d] Fred Hutchinson Cancer Center Obligated Group, 5.00%, 12/01/32	250,000	266,105
	Washington State Housing Finance Commission,
	[d] Eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	94,407
	Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	2,035,000	2,129,842
	[d] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	83,550
	[d] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	100,670
	[d] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	464,838
	[d] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	100,994
	Whatcom County Public Utility District No. 1,
	AMT, Series A, 5.25%, 12/01/36	800,000	858,148
	AMT, Series A, 5.25%, 12/01/39	1,240,000	1,319,301
			18,218,358
	West Virginia 0.2%
	County of Ohio, Refunding, 5.25%, 6/01/44	1,000,000	1,009,815
[c]	West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	250,128
			1,259,943
27	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Wisconsin 2.8%
	Public Finance Authority,
	BlueHub Loan Fund Inc, Refunding, Series B, 5.25%, 7/01/44	1,000,000	$ 1,046,666
	Coral Academy of Science Las Vegas, Series 2017A, 5.00%, 7/01/45	1,805,000	1,773,429
	[d] Coral Academy of Science Reno, 5.375%, 6/01/37	670,000	675,847
	[d] Dominium Holdings I LLC, Series 1, 6.81%, 4/28/36	500,000	511,367
	[d] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	91,464
	[d] FAH Tree House LLC, Series B, 6.625%, 2/01/46	275,000	235,492
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 4.75%, 7/01/45	1,500,000	1,401,552
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 5.00%, 7/01/35	700,000	716,480
	[d] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	98,301
	KSU Bixby Real Estate Foundation LLC, Series 2025A, 5.25%, 6/15/45	500,000	516,345
	KSU Bixby Real Estate Foundation LLC, Series 2025B, 5.25%, 6/15/45	275,000	279,117
	[d] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	20,000	19,776
	NC A&T Real Estate Foundation LLC, Refunding, Series B, 5.00%, 6/01/39	960,000	981,639
	North East Carolina Preparatory School, Inc., Refunding, 4.25%, 6/15/34	800,000	789,765
	[d] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	94,533
	[d] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	494,323
	[d,f] Patriot Services Group Obligated Group, Refunding, Series B, 5.827%, 12/01/35	950,000	506,051
	[d] Series 2023-B, 7.125%, 7/25/34	430,000	444,572
	[d] Signature Preparatory, 5.00%, 6/15/31	115,000	115,099
	Triad Math & Science Academy Co, 4.00%, 6/15/30	335,000	332,593
	[g] Triad Math & Science Academy Co, Refunding, 5.25%, 6/15/45	2,180,000	2,174,613
	[d] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	613,183
	[d] Whitestone-Retirement Facilities, Refunding, 5.00%, 3/01/37	385,000	374,771
	Wisconsin Health & Educational Facilities Authority,
	Chiara Communities Inc, Project, Series C, 7.00%, 7/01/43	505,000	453,843
	St John’s Communities Inc Obligated Group, Refunding, 4.00%, 9/15/41	1,050,000	949,615
	St John’s Communities Inc Obligated Group, Refunding, 4.00%, 9/15/45	750,000	649,354
	St John’s Communities Inc Obligated Group, Refunding, Series B, 4.00%, 9/15/41	510,000	461,242
	Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	248,252
	Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	320,838
			17,370,122
	Total Municipal Bonds (Cost $599,419,349)		597,707,419
[b]	Senior Floating Rate Interest 0.1%
	Health Care Equipment & Supplies 0.1%
[a]	Centennial Gardens LP, 1 mo. USD Term SOFR + 1.55%, 5.88%, 4/01/25	500,000	500,021
	Total Floating Rate Loans (Cost $500,000)		500,021
	Total Investments (Cost $607,057,794) 99.1%		605,406,004
	Other Assets, less Liabilities 0.9%		5,483,359
	Net Assets 100.0%		$ 610,889,363
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $92,503,613, representing 15.1% of net assets.
[e]Defaulted security or security for which income has been deemed uncollectible. See Note 8.
[f]The rate shown represents the yield at period end.
[g]Security purchased on a when-issued basis. See Note 1(d).
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	28

Franklin Templeton ETF Trust
Financial Highlights
Franklin Exponential Data ETF
	Year Ended March 31,				Period Ended March 31, 2021[a]
	2025	2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.71	$16.86	$22.78	$23.34	$25.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	0.03	(0.01)	(0.05)	(—)[d]
Net realized and unrealized gains (losses)	(0.26)	5.82	(5.91)	(0.51)	(1.66)
Total from investment operations	(0.27)	5.85	(5.92)	(0.56)	(1.66)
Less distributions from net investment income	(0.03)	—	—	—	—
Net asset value, end of period	$22.41	$22.71	$16.86	$22.78	$23.34
Total return[e]	(1.20)%	34.70%	(25.99)%	(2.40)%	(6.64)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	1.73%	5.95%
Expenses net of waiver and payments by affiliates	0.50%[g]	0.49%	0.50%[g]	0.38%	0.25%
Net investment income (loss)	(0.05)%	0.16%	(0.07)%	(0.20)%	(0.07)%
Supplemental data
Net assets, end of period (000’s)	$4,482	$6,814	$3,372	$3,417	$2,334
Portfolio turnover rate[h]	27.91%[i]	6.63%[i]	20.94%[i]	49.72%[i]	23.20%[i]
[a]For the period January 12, 2021 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[h]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[i]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	27.91%	6.63%	20.94%	49.72%	23.20%
29	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Exponential Data ETF
		Country	Shares	Value
	Common Stocks 98.6%
	Biotechnology 0.2%
[a]	Recursion Pharmaceuticals, Inc., Class A	United States	1,691	$ 8,945
	Capital Markets 4.4%
	FactSet Research Systems, Inc.	United States	86	39,099
	Moody’s Corp.	United States	107	49,829
	MSCI, Inc.	United States	84	47,502
	Tradeweb Markets, Inc., Class A	United States	422	62,650
				199,080
	Communications Equipment 0.9%
[a]	Arista Networks, Inc.	United States	510	39,515
	Diversified Consumer Services 1.6%
[a]	Duolingo, Inc.	United States	225	69,871
	Electrical Equipment 0.7%
	Vertiv Holdings Co., Class A	United States	448	32,346
	Entertainment 2.8%
[a]	Netflix, Inc.	United States	133	124,026
	Health Care Technology 0.8%
[a]	Veeva Systems, Inc., Class A	United States	119	27,564
[a]	Waystar Holding Corp.	United States	292	10,909
				38,473
	Insurance 0.3%
[a]	Root, Inc., Class A	United States	93	12,410
	Interactive Media & Services 12.2%
	Alphabet, Inc., Class A	United States	1,349	208,609
	Meta Platforms, Inc., Class A	United States	564	325,067
[a]	Reddit, Inc., Class A	United States	134	14,057
				547,733
	IT Services 16.4%
	Accenture PLC, Class A	United States	146	45,558
[a]	Akamai Technologies, Inc.	United States	281	22,621
[a]	Cloudflare, Inc., Class A	United States	1,943	218,957
[a]	Gartner, Inc.	United States	226	94,861
[a]	GoDaddy, Inc., Class A	United States	512	92,232
[a]	Kyndryl Holdings, Inc.	United States	343	10,770
[a]	MongoDB, Inc.	United States	418	73,317
[a]	Snowflake, Inc., Class A	United States	723	105,674
[a]	Wix.com Ltd.	Israel	425	69,436
				733,426
	Media 1.1%
[a]	Trade Desk, Inc., Class A	United States	890	48,701
	Professional Services 1.0%
	TransUnion	United States	250	20,748
	Verisk Analytics, Inc.	United States	84	25,000
				45,748
	Software 49.9%
[a]	AppLovin Corp., Class A	United States	377	99,894
[a]	Aurora Innovation, Inc.	United States	4,024	27,061
[a]	Clearwater Analytics Holdings, Inc., Class A	United States	940	25,192
[a]	Confluent, Inc., Class A	United States	2,619	61,389
	Constellation Software, Inc.	Canada	16	50,664
[a]	Crowdstrike Holdings, Inc., Class A	United States	566	199,560
franklintempleton.com	Annual Report	30

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Exponential Data ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
[a]	Datadog, Inc., Class A	United States	1,074	$ 106,552
[a]	Fair Isaac Corp.	United States	67	123,559
[a]	Fortinet, Inc.	United States	1,143	110,025
[a]	Gitlab, Inc., Class A	United States	1,121	52,687
[a]	HubSpot, Inc.	United States	143	81,695
[a]	Life360, Inc.	United States	586	22,497
	Microsoft Corp.	United States	799	299,937
[a]	Monday.com Ltd.	United States	427	103,829
[a]	Palantir Technologies, Inc., Class A	United States	463	39,077
[a]	Palo Alto Networks, Inc.	United States	1,269	216,542
[a]	Q2 Holdings, Inc.	United States	279	22,323
[a]	Qualys, Inc.	United States	114	14,356
	Salesforce, Inc.	United States	301	80,776
[a]	Samsara, Inc., Class A	United States	525	20,123
[a]	SentinelOne, Inc., Class A	United States	2,569	46,704
[a]	ServiceNow, Inc.	United States	292	232,473
[a]	ServiceTitan, Inc., Class A	United States	264	25,109
	Trend Micro, Inc.	Japan	1,207	80,835
[a]	Tyler Technologies, Inc.	United States	43	25,000
[a]	Vertex, Inc., Class A	United States	460	16,105
[a]	Zscaler, Inc.	United States	265	52,581
				2,236,545
	Specialized REITs 3.5%
	Crown Castle, Inc.	United States	283	29,497
	Equinix, Inc.	United States	120	97,842
	SBA Communications Corp.	United States	126	27,721
				155,060
	Wireless Telecommunication Services 2.8%
	T-Mobile U.S., Inc.	United States	477	127,221
	Total Common Stocks (Cost $4,091,605)			4,419,100
	Total Investments before Short-Term Investments (Cost $4,091,605)			4,419,100
	Short-Term Investments 1.3%
	Money Market Funds 1.3%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	56,007	56,007
	Total Short-Term Investments (Cost $56,007)			56,007
	Total Investments (Cost $4,147,612) 99.9%			4,475,107
	Other Assets, less Liabilities 0.1%			6,685
	Net Assets 100.0%			$ 4,481,792
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 190.
31	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Focused Growth ETF*
	Year Ended March 31, 2025	Period Ended March 31, 2024†	Year Ended September 30,
			2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$33.92	$ 24.99	$ 19.43	$ 31.75	$ 25.10	$ 17.62
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	0.02	(0.04)	(0.13)	(0.16)	(0.09)
Net realized and unrealized gains (losses)	1.05	8.91	5.60	(12.01)	7.02	8.66
Total from investment operations	1.00	8.93	5.56	(12.14)	6.86	8.57
Less distributions from:
Net realized gains	—	—	—	(0.18)	(0.21)	(1.09)
Total distributions	—	—	—	(0.18)	(0.21)	(1.09)
Net asset value, end of period	$34.92	$33.92	$24.99	$19.43	$31.75	$25.10
Total return[c]	2.95%	35.73%[d]	28.55%	(38.44)%	27.47%	51.20%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.55%	0.63%	1.11%	1.12%	1.12%	2.04%
Expenses net of waiver and payments by affiliates	0.55%[f]	0.61%	0.85%[g]	0.85%[g]	0.85%[g]	0.88%
Net investment income (loss)	(0.14)%	0.14%	(0.18)%	(0.47)%	(0.53)%	(0.41)%
Supplemental data
Net assets, end of period (000’s)	$108,187	$67,785	$14,135	$9,519	$25,041	$16,747
Portfolio turnover rate[h]	30.04%[i]	9.87%[i]	27.22%	39.93%	22.77%	33.93%
*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
†For the period October 1, 2023 through March 31, 2024.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 3, 2023, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[i]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	30.04%	9.82%	—	—	—	—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	32

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Focused Growth ETF
		Country	Shares	Value
	Common Stocks 96.9%
	Aerospace & Defense 2.3%
[a]	Axon Enterprise, Inc.	United States	4,810	$ 2,529,819
	Automobiles 4.0%
[a]	Tesla, Inc.	United States	16,698	4,327,454
	Biotechnology 1.6%
[a]	Argenx SE, ADR	Netherlands	989	585,354
[a]	Natera, Inc.	United States	8,131	1,149,805
				1,735,159
	Broadline Retail 11.0%
[a]	Amazon.com, Inc.	United States	54,565	10,381,537
[a]	MercadoLibre, Inc.	Brazil	776	1,513,875
				11,895,412
	Capital Markets 1.8%
	Tradeweb Markets, Inc., Class A	United States	13,187	1,957,742
	Consumer Staples Distribution & Retail 4.5%
	Costco Wholesale Corp.	United States	5,193	4,911,436
	Diversified Consumer Services 0.4%
[a]	Duolingo, Inc.	United States	1,393	432,582
	Entertainment 2.0%
[a]	Netflix, Inc.	United States	2,318	2,161,605
	Financial Services 4.8%
	Mastercard, Inc., Class A	United States	9,444	5,176,445
	Health Care Equipment & Supplies 3.0%
[a]	Intuitive Surgical, Inc.	United States	6,664	3,300,479
	Hotels, Restaurants & Leisure 1.7%
[a]	DoorDash, Inc., Class A	United States	10,106	1,847,074
	Interactive Media & Services 13.3%
	Alphabet, Inc., Class A	United States	32,342	5,001,367
	Meta Platforms, Inc., Class A	United States	16,224	9,350,864
				14,352,231
	IT Services 2.7%
[a]	Cloudflare, Inc., Class A	United States	6,304	710,398
[a]	Shopify, Inc., Class A	Canada	23,315	2,223,901
				2,934,299
	Life Sciences Tools & Services 0.9%
	Thermo Fisher Scientific, Inc.	United States	1,860	925,536
	Pharmaceuticals 3.1%
	Eli Lilly & Co.	United States	4,005	3,307,770
	Semiconductors & Semiconductor Equipment 18.6%
	Analog Devices, Inc.	United States	5,795	1,168,678
	ASML Holding NV	Netherlands	1,099	728,230
	Broadcom, Inc.	United States	24,827	4,156,784
	NVIDIA Corp.	United States	105,307	11,413,173
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	15,897	2,638,902
				20,105,767
	Software 21.2%
[a]	AppLovin Corp., Class A	United States	6,883	1,823,788
[a]	Cadence Design Systems, Inc.	United States	14,260	3,626,746
[a]	HubSpot, Inc.	United States	1,620	925,490
33	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Focused Growth ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
	Intuit, Inc.	United States	2,064	$ 1,267,275
	Microsoft Corp.	United States	29,881	11,217,029
[a]	ServiceNow, Inc.	United States	5,113	4,070,664
				22,930,992
	Total Common Stocks (Cost $89,619,835)			104,831,802
	Total Investments before Short-Term Investments (Cost $89,619,835)			104,831,802
	Short-Term Investments 3.1%
	Money Market Funds 3.1%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	3,386,667	3,386,667
	Total Short-Term Investments (Cost $3,386,667)			3,386,667
	Total Investments (Cost $93,006,502) 100.0%			108,218,469
	Other Assets, less Liabilities (0.0)%†			(31,086)
	Net Assets 100.0%			$ 108,187,383
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	34

Franklin Templeton ETF Trust
Financial Highlights
Franklin Genomic Advancements ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$32.75	$30.40	$37.00	$43.26	$22.58
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	(0.05)	(0.05)	(0.15)	(0.18)
Net realized and unrealized gains (losses)	(5.72)	2.40	(6.55)	(5.99)	20.92
Total from investment operations	(5.78)	2.35	(6.60)	(6.14)	20.74
Less distributions from:
Net investment income	—	—	—	(0.12)	(0.01)
Net realized gains	—	—	—	—	(0.05)
Total distributions	—	—	—	(0.12)	(0.06)
Net asset value, end of year	$26.97	$32.75	$30.40	$37.00	$43.26
Total return[c]	(17.67)%	7.76%	(17.84)%	(14.26)%	91.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.66%	1.84%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.19)%	(0.15)%	(0.16)%	(0.32)%	(0.45)%
Supplemental data
Net assets, end of year (000’s)	$10,787	$9,826	$10,641	$14,799	$15,140
Portfolio turnover rate[d]	32.60%[e]	19.19%[e]	32.63%[e]	61.43%[e]	46.58%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	30.89%	18.18%	31.65%	59.54%	44.75%
35	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Genomic Advancements ETF
		Country	Shares	Value
	Common Stocks 95.6%
	Biotechnology 48.2%
[a]	4D Molecular Therapeutics, Inc.	United States	1,552	$ 5,013
[a]	Alnylam Pharmaceuticals, Inc.	United States	1,105	298,372
[a]	Argenx SE	Netherlands	189	110,368
[a]	Bavarian Nordic AS	Denmark	1,325	28,738
[a]	Beam Therapeutics, Inc.	United States	4,531	88,490
[a]	BioMarin Pharmaceutical, Inc.	United States	1,949	137,775
[a]	BioNTech SE, ADR	Germany	2,975	270,903
[a]	Bridgebio Pharma, Inc.	United States	5,093	176,065
[a]	CareDx, Inc.	United States	1,352	23,998
[a]	Catalyst Pharmaceuticals, Inc.	United States	2,395	58,079
[a]	CRISPR Therapeutics AG	Switzerland	737	25,080
[a]	Dynavax Technologies Corp.	United States	6,886	89,311
[a]	Exact Sciences Corp.	United States	3,827	165,671
[a]	GRAIL, Inc.	United States	2,279	58,206
[a]	Insmed, Inc.	United States	3,652	278,611
[a]	Intellia Therapeutics, Inc.	United States	1,231	8,752
[a]	Ionis Pharmaceuticals, Inc.	United States	1,822	54,970
[a]	Krystal Biotech, Inc.	United States	3,092	557,488
[a]	Natera, Inc.	United States	4,229	598,023
[a]	Neurocrine Biosciences, Inc.	United States	1,022	113,033
[a]	Neurogene, Inc.	United States	1,003	11,745
[a]	PTC Therapeutics, Inc.	United States	1,095	55,801
[a]	Recursion Pharmaceuticals, Inc., Class A	United States	16,594	87,782
	Regeneron Pharmaceuticals, Inc.	United States	644	408,444
[a]	Rocket Pharmaceuticals, Inc.	United States	1,748	11,659
[a]	Sarepta Therapeutics, Inc.	United States	1,317	84,051
[a]	Travere Therapeutics, Inc.	United States	1,428	25,590
[a]	Twist Bioscience Corp.	United States	5,943	233,322
[a]	Ultragenyx Pharmaceutical, Inc.	United States	5,803	210,127
[a]	United Therapeutics Corp.	United States	915	282,067
[a]	Veracyte, Inc.	United States	2,823	83,702
[a]	Vertex Pharmaceuticals, Inc.	United States	1,119	542,514
[a]	Voyager Therapeutics, Inc.	United States	2,954	9,985
				5,193,735
	Chemicals 2.9%
	Corteva, Inc.	United States	4,946	311,252
	Health Care Providers & Services 3.7%
[a]	GeneDx Holdings Corp.	United States	569	50,394
[a]	Guardant Health, Inc.	United States	5,109	217,643
	Labcorp Holdings, Inc.	United States	580	134,989
				403,026
	Health Care REITs 0.5%
	Alexandria Real Estate Equities, Inc.	United States	633	58,559
	Health Care Technology 1.4%
[a]	Doximity, Inc., Class A	United States	1,618	93,892
[a]	Schrodinger, Inc.	United States	2,415	47,672
	Simulations Plus, Inc.	United States	411	10,078
				151,642
	Life Sciences Tools & Services 28.0%
[a]	Adaptive Biotechnologies Corp.	United States	15,706	116,696
	Agilent Technologies, Inc.	United States	1,230	143,885
[a]	Avantor, Inc.	United States	840	13,616
[a]	Azenta, Inc.	United States	2,532	87,709
[a]	Bio-Rad Laboratories, Inc., Class A	United States	287	69,902
franklintempleton.com	Annual Report	36

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Genomic Advancements ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
	Bio-Techne Corp.	United States	1,668	$ 97,795
	Bruker Corp.	United States	1,535	64,071
[a]	Charles River Laboratories International, Inc.	United States	968	145,703
	Danaher Corp.	United States	1,053	215,865
[a]	Evotec SE	Germany	1,213	7,940
[a]	ICON PLC	Ireland	144	25,199
[a]	IQVIA Holdings, Inc.	United States	620	109,306
	Lonza Group AG	Switzerland	250	153,207
[a]	Medpace Holdings, Inc.	United States	1,247	379,948
[a,b]	OmniAb, Inc., 12.5 Earnout	United States	240	—
[a,b]	OmniAb, Inc., 15.0 Earnout	United States	240	—
[a]	Qiagen NV	United States	4,097	164,495
[a]	Repligen Corp.	United States	1,061	135,002
	Revvity, Inc.	United States	2,058	217,736
[a,c]	Samsung Biologics Co. Ltd.	South Korea	575	395,959
[a]	Tempus AI, Inc.	United States	2,416	116,548
	Thermo Fisher Scientific, Inc.	United States	732	364,243
				3,024,825
	Pharmaceuticals 9.0%
	AstraZeneca PLC, ADR	United Kingdom	4,418	324,723
	Bristol-Myers Squibb Co.	United States	1,220	74,408
	Eli Lilly & Co.	United States	459	379,093
[a]	Ligand Pharmaceuticals, Inc.	United States	1,565	164,544
[a]	WaVe Life Sciences Ltd.	United States	2,752	22,236
				965,004
	Software 1.9%
[a]	Cadence Design Systems, Inc.	United States	823	209,313
	Total Common Stocks (Cost $11,301,743)			10,317,356
	Preferred Stock 2.3%
	Life Sciences Tools & Services 2.3%
[d]	Sartorius AG, 0.346%, pfd.	Germany	1,067	246,190
	Total Preferred Stocks (Cost $577,345)			246,190
	Total Investments (Cost $11,879,088) 97.9%			10,563,546
	Other Assets, less Liabilities 2.1%			223,565
	Net Assets 100.0%			$ 10,787,111
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the value of this security was $395,959, representing 3.7% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
See Abbreviations on page 190.
37	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin High Yield Corporate ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$23.72	$22.63	$24.76	$26.16	$22.67
Income from investment operations[a]:
Net investment income[b]	1.56	1.46	1.25	1.20	1.23
Net realized and unrealized gains (losses)	0.09	1.17	(1.95)	(1.34)	3.73
Total from investment operations	1.65	2.63	(0.70)	(0.14)	4.96
Less distributions from:
Net investment income	(1.55)	(1.54)	(1.36)	(1.18)	(1.47)
Net realized gains	—	—	(0.07)	(0.08)	—
Total distributions	(1.55)	(1.54)	(1.43)	(1.26)	(1.47)
Net asset value, end of year	$23.82	$23.72	$22.63	$24.76	$26.16
Total return[c]	7.16%	12.13%	(2.68)%	(0.69)%	22.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.40%	0.40%	0.40%	0.47%	0.64%
Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.50%	6.39%	5.51%	4.62%	4.84%
Supplemental data
Net assets, end of year (000’s)	$614,552	$269,196	$208,167	$334,286	$346,586
Portfolio turnover rate[d]	27.14%[e]	30.40%[e]	17.13%[e]	43.83%[e]	53.18%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	27.14%	30.40%	17.13%	43.83%	53.18%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	38

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin High Yield Corporate ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 95.9%
	Advertising 0.8%
[a]	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30	United States	5,100,000	$ 4,668,185
	Aerospace/Defense 1.9%
	Boeing Co., 6.528%, 5/01/34	United States	3,000,000	3,216,183
[a]	Bombardier, Inc., 7.00%, 6/01/32	Canada	4,150,000	4,137,236
[a]	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32	Italy	4,250,000	4,149,466
				11,502,885
	Airlines 0.7%
[a]	OneSky Flight LLC, 8.875%, 12/15/29	United States	1,675,000	1,694,497
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	2,400,000	2,363,685
				4,058,182
	Apparel 0.2%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	1,300,000	1,371,261
	Auto Parts & Equipment 0.3%
	IHO Verwaltungs GmbH,
	[a] 8.00%, 11/15/32	Germany	800,000	780,639
	[a] 7.75%, 11/15/30	Germany	1,400,000	1,380,834
				2,161,473
	Automobiles & Components 2.1%
	Adient Global Holdings Ltd.,
	[a] 8.25%, 4/15/31	United States	800,000	776,093
	[a] 7.00%, 4/15/28	United States	825,000	827,390
	[a] 7.50%, 2/15/33	United States	900,000	843,515
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	4,850,000	3,694,074
[a]	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	3,100,000	3,024,062
[a]	ZF North America Capital, Inc., 6.875%, 4/23/32	Germany	3,800,000	3,530,043
				12,695,177
	Beverages 0.0%†
[a]	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29	United States	300,000	287,370
	Capital Goods 0.6%
[a]	ATS Corp., 4.125%, 12/15/28	Canada	3,000,000	2,789,238
[a]	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,800,000	1,100,241
				3,889,479
	Chemicals 1.7%
[a]	Avient Corp., 6.25%, 11/01/31	United States	2,300,000	2,280,310
[a]	Cerdia Finanz GmbH, 9.375%, 10/03/31	Germany	4,100,000	4,205,001
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	3,600,000	3,828,766
				10,314,077
	Coal 0.6%
[a]	Coronado Finance Pty. Ltd., 9.25%, 10/01/29	Australia	4,150,000	3,847,712
	Commercial & Professional Services 1.5%
[a]	Gartner, Inc., senior note, 4.50%, 7/01/28	United States	800,000	785,050
	Grand Canyon University, 5.125%, 10/01/28	United States	2,800,000	2,654,003
[a]	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	3,500,000	3,319,608
[a]	PROG Holdings, Inc., 6.00%, 11/15/29	United States	2,900,000	2,680,113
				9,438,774
	Commercial Services 3.8%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,300,000	1,317,641
[a]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30	United States	2,725,000	2,660,614
39	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Commercial Services (continued)
	EquipmentShare.com, Inc.,
	[a] 8.625%, 5/15/32	United States	2,400,000	$ 2,476,848
	[a] 9.00%, 5/15/28	United States	3,000,000	3,111,825
[a]	Herc Holdings, Inc., 6.625%, 6/15/29	United States	1,400,000	1,405,835
[a]	RR Donnelley & Sons Co., 9.50%, 8/01/29	United States	5,375,000	5,329,399
	United Rentals North America, Inc.,
	5.50%, 5/15/27	United States	700,000	698,075
	[a] 6.125%, 3/15/34	United States	5,400,000	5,410,127
[a]	Veritiv Operating Co., 10.50%, 11/30/30	United States	925,000	980,569
				23,390,933
	Construction Materials 2.7%
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	2,400,000	2,404,064
[a]	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	4,900,000	4,859,588
	Quikrete Holdings, Inc.,
	[a] 6.75%, 3/01/33	United States	600,000	597,816
	[a] 6.375%, 3/01/32	United States	1,150,000	1,158,240
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,700,000	2,800,105
[a]	Standard Building Solutions, Inc., 6.50%, 8/15/32	United States	5,000,000	5,004,290
				16,824,103
	Consumer Discretionary Distribution & Retail 0.2%
[a]	FirstCash, Inc., 4.625%, 9/01/28	United States	1,200,000	1,146,875
	Consumer Durables & Apparel 0.3%
[a]	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,800,000	1,629,550
	Consumer Services 0.5%
[a,b,c]	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
[a]	Station Casinos LLC, 4.50%, 2/15/28	United States	3,500,000	3,354,932
				3,354,932
	Distribution/Wholesale 0.5%
[a]	Gates Corp., 6.875%, 7/01/29	United States	2,000,000	2,037,148
[a]	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	800,000	818,035
				2,855,183
	Diversified Financial Services 6.2%
	Encore Capital Group, Inc.,
	[a] 9.25%, 4/01/29	United States	1,400,000	1,468,001
	[a] 8.50%, 5/15/30	United States	2,100,000	2,167,434
	Freedom Mortgage Holdings LLC,
	[a] 8.375%, 4/01/32	United States	925,000	904,599
	[a] 9.25%, 2/01/29	United States	4,400,000	4,471,936
[a]	GGAM Finance Ltd., 8.00%, 6/15/28	Ireland	500,000	524,724
	Jane Street Group/JSG Finance, Inc.,
	[a] 4.50%, 11/15/29	United States	1,400,000	1,323,347
	[a] 7.125%, 4/30/31	United States	1,500,000	1,542,023
	[a] 6.125%, 11/01/32	United States	2,700,000	2,658,643
[a]	Jefferson Capital Holdings LLC, 9.50%, 2/15/29	United States	2,300,000	2,449,891
[a]	Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31	United Kingdom	1,400,000	1,459,091
[a]	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	5,500,000	5,503,126
	OneMain Finance Corp.,
	6.625%, 5/15/29	United States	1,000,000	1,003,119
	5.375%, 11/15/29	United States	1,100,000	1,047,365
	7.125%, 11/15/31	United States	1,300,000	1,308,832
franklintempleton.com	Annual Report	40

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Diversified Financial Services (continued)
[a]	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/29	United States	4,700,000	$ 4,540,294
[a]	PRA Group, Inc., 8.875%, 1/31/30	United States	1,100,000	1,148,535
[a]	StoneX Group, Inc., 7.875%, 3/01/31	United States	4,300,000	4,492,336
				38,013,296
	Electric 1.8%
[a]	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32	United Kingdom	1,600,000	1,553,219
[a]	NRG Energy, Inc., 5.75%, 7/15/29	United States	2,500,000	2,465,527
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	2,800,000	2,971,982
[a]	Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	3,700,000	3,878,099
				10,868,827
	Electrical Components & Equipment 0.6%
[a]	Energizer Holdings, Inc., 4.375%, 3/31/29	United States	1,400,000	1,305,115
[a]	WESCO Distribution, Inc., 6.375%, 3/15/33	United States	2,500,000	2,514,733
				3,819,848
	Energy 4.4%
[a]	Antero Resources Corp., 7.625%, 2/01/29	United States	1,801,000	1,847,769
[a]	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	2,800,000	2,634,801
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	2,100,000	1,940,688
[a]	CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,117,768
[a]	DT Midstream, Inc., 4.125%, 6/15/29	United States	1,500,000	1,413,066
[a]	Enerflex Ltd., 9.00%, 10/15/27	Canada	240,000	246,442
[a]	Expand Energy Corp., 6.75%, 4/15/29	United States	3,700,000	3,748,944
[a]	Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	5,400,000	5,407,135
	Kinetik Holdings LP,
	[a] 6.625%, 12/15/28	United States	800,000	813,314
	[a] 5.875%, 6/15/30	United States	2,800,000	2,772,865
[a]	Nabors Industries, Inc., 7.375%, 5/15/27	United States	1,800,000	1,777,301
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	1,000,000	999,002
	Venture Global Calcasieu Pass LLC,
	[a] 3.875%, 8/15/29	United States	1,300,000	1,204,372
	[a] 4.125%, 8/15/31	United States	1,400,000	1,273,034
				27,196,501
	Entertainment 4.4%
[a]	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	4,700,000	4,857,499
[a]	Banijay Entertainment SAS, 8.125%, 5/01/29	France	4,300,000	4,426,764
	Caesars Entertainment, Inc.,
	[a] 7.00%, 2/15/30	United States	1,600,000	1,622,918
	[a] 6.50%, 2/15/32	United States	2,000,000	1,994,985
	[a] 4.625%, 10/15/29	United States	2,700,000	2,483,816
[a]	Great Canadian Gaming Corp., 8.75%, 11/15/29	Canada	3,100,000	3,117,703
[a,d]	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30	United States	2,700,000	2,655,212
[a]	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.625%, 5/01/32	United States	1,500,000	1,513,639
[a]	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	4,000,000	4,141,940
				26,814,476
	Environmental Control 1.1%
[a]	Waste Pro USA, Inc., 7.00%, 2/01/33	United States	1,000,000	1,005,874
[a]	Wrangler Holdco Corp., 6.625%, 4/01/32	Canada	5,700,000	5,809,189
				6,815,063
41	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services 4.6%
[a]	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	2,800,000	$ 2,541,855
[a]	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	2,300,000	2,166,637
	Iron Mountain, Inc.,
	[a] 7.00%, 2/15/29	United States	2,600,000	2,661,150
	[a] 5.625%, 7/15/32	United States	3,700,000	3,540,142
[a]	MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32	United States	3,100,000	3,160,307
[a]	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, 9/30/28	United States	1,000,000	943,509
[a]	Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29	United States	700,000	692,655
[a]	PRA Group, Inc., 5.00%, 10/01/29	United States	1,700,000	1,567,409
	RHP Hotel Properties LP/RHP Finance Corp.,
	[a] 7.25%, 7/15/28	United States	2,000,000	2,049,400
	[a] 6.50%, 4/01/32	United States	2,100,000	2,097,907
[a]	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/31	United States	3,600,000	3,229,074
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,600,000	2,485,902
[a]	XHR LP, 6.625%, 5/15/30	United States	975,000	958,416
				28,094,363
	Food 1.1%
[a]	Chobani Holdco II LLC, 8.75%, 10/01/29	United States	1,800,000	1,961,031
[a]	Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	4,000,000	4,114,767
[a]	U.S. Foods, Inc., 5.75%, 4/15/33	United States	900,000	877,784
				6,953,582
	Hand/Machine Tools 0.4%
	Regal Rexnord Corp.,
	6.30%, 2/15/30	United States	1,000,000	1,040,466
	6.40%, 4/15/33	United States	1,400,000	1,453,827
				2,494,293
	Health Care Equipment & Services 1.4%
	CHS/Community Health Systems, Inc.,
	[a] 6.875%, 4/15/29	United States	1,000,000	649,489
	[a] senior secured note, 6.00%, 1/15/29	United States	3,600,000	3,203,092
[a]	DaVita, Inc., 4.625%, 6/01/30	United States	5,400,000	4,975,515
				8,828,096
	Healthcare-Products 1.7%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	3,900,000	4,051,125
[a]	Insulet Corp., 6.50%, 4/01/33	United States	750,000	762,866
[a]	Neogen Food Safety Corp., 8.625%, 7/20/30	United States	5,200,000	5,479,406
				10,293,397
	Healthcare-Services 2.3%
[a]	CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	3,200,000	3,156,547
[a]	Concentra Escrow Issuer Corp., 6.875%, 7/15/32	United States	3,700,000	3,769,399
[a]	Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	1,000,000	910,572
	MPH Acquisition Holdings LLC,
	[a] 5.75%, 12/31/30	United States	180,055	130,751
	[a] 11.50%, 12/31/30	United States	275,573	239,612
	[a] 6.75%, 3/31/31	United States	1,544,370	927,618
	Tenet Healthcare Corp.,
	6.75%, 5/15/31	United States	1,000,000	1,015,242
	6.125%, 10/01/28	United States	1,800,000	1,792,889
	6.125%, 6/15/30	United States	2,100,000	2,092,915
				14,035,545
franklintempleton.com	Annual Report	42

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Home Builders 1.5%
[a]	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	2,200,000	$ 2,275,634
[a]	Forestar Group, Inc., 6.50%, 3/15/33	United States	4,900,000	4,801,790
[a]	LGI Homes, Inc., 8.75%, 12/15/28	United States	1,900,000	1,981,326
				9,058,750
	Hotels, Restaurants & Leisure 1.3%
[a]	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29	Canada	2,900,000	2,921,135
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,600,000	1,474,889
	[a] 6.75%, 1/15/30	United States	4,500,000	3,895,368
				8,291,392
	Household & Personal Products 0.7%
[a]	VM Consolidated, Inc., 5.50%, 4/15/29	United States	4,500,000	4,273,772
	Household Products 1.0%
[a]	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	2,200,000	2,254,943
	Opal Bidco, 6.50%, 3/31/32	France	3,925,000	3,925,000
				6,179,943
	Insurance 2.5%
	Acrisure LLC/Acrisure Finance, Inc.,
	[a] 7.50%, 11/06/30	United States	2,300,000	2,341,527
	[a] 8.50%, 6/15/29	United States	2,700,000	2,814,831
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 7.375%, 10/01/32	United States	1,500,000	1,508,463
	[a] 6.75%, 4/15/28	United States	1,700,000	1,707,710
	[a] 7.00%, 1/15/31	United States	2,600,000	2,610,031
[a]	HUB International Ltd., 7.25%, 6/15/30	United States	1,600,000	1,649,082
[a]	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	2,500,000	2,679,582
				15,311,226
	Internet 1.2%
[a]	Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27	United States	1,800,000	1,813,804
[a]	Gen Digital, Inc., 6.25%, 4/01/33	United States	900,000	898,157
[a]	Snap, Inc., 6.875%, 3/01/33	United States	1,400,000	1,401,161
	Wayfair LLC,
	[a] 7.75%, 9/15/30	United States	1,300,000	1,258,328
	[a] 7.25%, 10/31/29	United States	1,900,000	1,824,197
				7,195,647
	Iron/Steel 1.2%
	ATI, Inc., 7.25%, 8/15/30	United States	1,900,000	1,959,898
[a]	Cleveland-Cliffs, Inc., 7.00%, 3/15/32	United States	5,900,000	5,668,827
				7,628,725
	IT Services 0.8%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	4,900,000	4,945,795
	Leisure Time 4.2%
	Carnival Corp.,
	[a] 7.625%, 3/01/26	United States	1,200,000	1,201,102
	[a] senior note, 5.75%, 3/01/27	United States	4,300,000	4,305,391
	[a] 5.75%, 3/15/30	United States	4,500,000	4,485,285
	NCL Corp. Ltd.,
	[a] 5.875%, 3/15/26	United States	458,000	457,326
	[a] 7.75%, 2/15/29	United States	1,900,000	1,981,398
	[a] 6.75%, 2/01/32	United States	2,300,000	2,273,545
43	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Leisure Time (continued)
	Royal Caribbean Cruises Ltd.,
	[a] 5.625%, 9/30/31	United States	1,000,000	$ 982,633
	[a] 5.50%, 8/31/26	United States	1,100,000	1,100,742
	[a] 6.00%, 2/01/33	United States	4,600,000	4,600,698
	Viking Cruises Ltd.,
	[a] 9.125%, 7/15/31	United States	800,000	855,205
	[a] 5.875%, 9/15/27	United States	1,100,000	1,095,121
	[a] 7.00%, 2/15/29	United States	2,700,000	2,710,819
				26,049,265
	Machinery-Construction & Mining 0.7%
[a]	Manitowoc Co., Inc., 9.25%, 10/01/31	United States	1,900,000	1,955,461
[a]	Terex Corp., 6.25%, 10/15/32	United States	2,200,000	2,136,512
				4,091,973
	Machinery-Diversified 0.4%
[a]	Esab Corp., 6.25%, 4/15/29	United States	2,300,000	2,336,441
	Materials 3.2%
	Arcosa, Inc.,
	[a] 6.875%, 8/15/32	United States	2,200,000	2,232,228
	[a] 4.375%, 4/15/29	United States	3,000,000	2,824,342
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	200,000	92,581
[a]	Constellium SE, 3.75%, 4/15/29	United States	2,500,000	2,267,518
[a]	GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	5,150,000	4,734,060
[a]	Magnera Corp., 4.75%, 11/15/29	United States	1,900,000	1,686,822
[a]	Novelis Corp., 4.75%, 1/30/30	United States	2,500,000	2,333,337
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,900,000	1,919,000
[a]	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	22,000
[a]	Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,400,000	1,379,530
				19,491,418
	Media 1.6%
[a]	CSC Holdings LLC, 3.375%, 2/15/31	United States	2,500,000	1,793,148
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	4,600,000	4,630,020
[a]	Sinclair Television Group, Inc., 8.125%, 2/15/33	United States	3,250,000	3,209,145
				9,632,313
	Media & Entertainment 2.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.375%, 6/01/29	United States	3,100,000	3,002,222
	[a] 4.50%, 8/15/30	United States	4,000,000	3,644,708
	Clear Channel Outdoor Holdings, Inc.,
	[a] 7.50%, 6/01/29	United States	1,000,000	827,097
	[a] 7.875%, 4/01/30	United States	4,300,000	4,219,996
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	3,300,000	3,200,937
[a]	Sirius XM Radio LLC, 4.00%, 7/15/28	United States	2,200,000	2,054,489
[a]	Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	300,000	264,273
				17,213,722
	Mining 0.8%
[a]	Constellium SE, 6.375%, 8/15/32	United States	3,500,000	3,421,144
[a]	Novelis, Inc., 6.875%, 1/30/30	United States	1,300,000	1,319,447
				4,740,591
franklintempleton.com	Annual Report	44

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Miscellaneous Manufacturing 0.7%
	Axon Enterprise, Inc.,
	[a] 6.25%, 3/15/33	United States	950,000	$ 962,148
	[a] 6.125%, 3/15/30	United States	1,250,000	1,264,656
[a]	Calderys Financing LLC, 11.25%, 6/01/28	France	1,900,000	2,003,412
				4,230,216
	Office/Business Equipment 0.4%
[a]	Zebra Technologies Corp., 6.50%, 6/01/32	United States	2,400,000	2,430,996
	Oil & Gas 6.0%
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,400,000	1,447,250
[a]	Chord Energy Corp., 6.75%, 3/15/33	United States	2,300,000	2,290,036
[a]	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,000,000	1,018,601
	Civitas Resources, Inc.,
	[a] 8.75%, 7/01/31	United States	600,000	616,917
	[a] 8.375%, 7/01/28	United States	2,100,000	2,169,797
[a]	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29	United States	4,100,000	4,007,073
	Matador Resources Co.,
	[a] 6.25%, 4/15/33	United States	3,200,000	3,129,375
	[a] 6.50%, 4/15/32	United States	3,300,000	3,273,097
	Nabors Industries, Inc.,
	[a] 9.125%, 1/31/30	United States	1,900,000	1,902,459
	[a] 8.875%, 8/15/31	United States	2,400,000	2,086,288
	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	United States	1,000,000	931,046
[a]	Sunoco LP, 7.25%, 5/01/32	United States	2,700,000	2,790,752
[a]	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	1,719,048	1,757,339
	Transocean, Inc.,
	[a] 8.25%, 5/15/29	United States	1,100,000	1,076,081
	6.80%, 3/15/38	United States	1,600,000	1,227,865
	[a] 8.75%, 2/15/30	United States	2,480,000	2,577,263
[a]	Viper Energy, Inc., 7.375%, 11/01/31	United States	2,600,000	2,721,776
	Vital Energy, Inc., 9.75%, 10/15/30	United States	1,700,000	1,730,736
				36,753,751
	Oil & Gas Services 1.0%
[a]	Aris Water Holdings LLC, 7.25%, 4/01/30	United States	2,400,000	2,429,065
[a]	Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	3,000,000	3,060,456
	Oceaneering International, Inc., 6.00%, 2/01/28	United States	900,000	891,113
				6,380,634
	Packaging & Containers 1.2%
[a,d]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	4,100,000	4,131,683
[a]	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	Canada	1,675,000	1,631,223
[a]	Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27	United States	600,000	566,714
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	900,000	901,886
				7,231,506
	Pharmaceuticals 2.2%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	3,261,000	3,260,513
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	4,500,000	4,696,992
[a]	Grifols SA, 4.75%, 10/15/28	Spain	4,200,000	3,883,480
[a,c]	Par Pharmaceutical, Inc., 7.50%, 4/01/27	United States	400,000	—
	Teva Pharmaceutical Finance Netherlands III BV,
	7.875%, 9/15/29	Israel	900,000	969,177
	8.125%, 9/15/31	Israel	900,000	1,004,202
				13,814,364
45	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 1.3%
[a]	Kedrion SpA, 6.50%, 9/01/29	Italy	6,200,000	$ 5,883,777
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,900,000	1,872,793
				7,756,570
	Pipelines 2.9%
	Hess Midstream Operations LP,
	[a] 5.875%, 3/01/28	United States	1,900,000	1,910,074
	[a] 6.50%, 6/01/29	United States	2,300,000	2,347,709
[a]	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	3,400,000	3,614,458
[a]	Northriver Midstream Finance LP, 6.75%, 7/15/32	Canada	3,500,000	3,535,546
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	1,400,000	1,431,439
	[a] 8.375%, 6/01/31	United States	1,900,000	1,928,322
	[a] 9.50%, 2/01/29	United States	3,000,000	3,218,808
				17,986,356
	Real Estate Management & Development 0.2%
[a]	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	1,100,000	1,150,861
	Retail 0.8%
[a]	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	999,000	1,040,681
[a]	FirstCash, Inc., 6.875%, 3/01/32	United States	4,000,000	4,054,812
				5,095,493
	Software & Services 0.1%
[a]	Rocket Software, Inc., 6.50%, 2/15/29	United States	1,000,000	943,737
	Technology Hardware & Equipment 0.5%
[a]	McAfee Corp., 7.375%, 2/15/30	United States	3,200,000	2,834,964
	Telecommunication Services 2.2%
[a]	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	176,179
[a]	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	894,984
[a]	CommScope LLC, 7.125%, 7/01/28	United States	1,500,000	1,328,792
[a]	CommScope Technologies LLC, 5.00%, 3/15/27	United States	3,500,000	3,147,417
[a]	Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29	United Kingdom	3,800,000	3,469,320
[a]	Zegona Finance PLC, 8.625%, 7/15/29	United Kingdom	4,500,000	4,774,973
				13,791,665
	Telecommunications 0.6%
[a]	Iliad Holding SASU, 7.00%, 4/15/32	France	3,650,000	3,659,388
	Transportation 1.8%
[a]	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,600,000	1,468,428
[a]	Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/01/32	United States	5,200,000	5,233,816
[a]	XPO, Inc., 7.125%, 2/01/32	United States	4,500,000	4,614,720
				11,316,964
	Utilities 1.7%
	Calpine Corp.,
	[a] first lien, 4.50%, 2/15/28	United States	300,000	291,075
	[a] senior note, 5.125%, 3/15/28	United States	700,000	689,366
[a]	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	3,900,000	3,450,039
[a]	TTM Technologies, Inc., 4.00%, 3/01/29	United States	4,000,000	3,690,116
[a]	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	2,100,000	2,100,273
				10,220,869
	Total Corporate Bonds & Notes (Cost $597,843,031)			589,702,745

franklintempleton.com	Annual Report	46

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Shares	Value
	Common Stocks 0.0%†
	IT Services 0.0%†
[e]	DSG TopCo, Inc.	United States	442	$ 7,514
	Pharmaceuticals 0.0%†
[e]	Endo, Inc.	United States	5,615	134,760
	Total Common Stocks (Cost $102,541)			142,274

			Principal Amount*
	Municipal Bonds 0.3%
	Arizona 0.3%
[a]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	United States	1,545,000	1,595,174
	Total Municipal Bonds (Cost $1,554,101)			1,595,174

			Shares
	Preferred Stock 0.1%
	Aerospace/Defense 0.1%
	Boeing Co., 6.00%, pfd., 10/15/27	United States	11,000	658,130
	Total Preferred Stocks (Cost $550,000)			658,130

			Principal Amount*
[f]	Senior Floating Rate Interests 0.9%
	Software 0.2%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.325%, 2/15/29	United States	1,477,639	1,462,862
	Chemicals 0.4%
	Hexion Holdings Corp., 2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.862%, 3/15/30	United States	837,209	800,581
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.689%, 4/23/29	United States	1,657,500	1,465,852
				2,266,433
	Media 0.0%
	Diamond Sports Group LLC, 2022 First Priority Term Loan, 1 mo. USD Term SOFR + 10.00%, 14.423%, 5/25/26	United States	17,268	—
	Hotels, Restaurants & Leisure 0.3%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.825%, 1/27/29	United States	1,649,000	1,625,996
	IT Services 0.0%†
	Diamond Sports Group LLC, 2025 PIK Exit Term Loan, 12.00%, 1/02/28	United States	47,601	43,694
	Total Floating Rate Loans (Cost $5,658,024)			5,398,985
	Total Investments before Short-Term Investments (Cost $605,707,697)			597,497,308
47	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Short-Term Investments 0.8%
	U.S. Government & Agency Securities 0.8%
[g]	Federal Home Loan Bank Discount Notes, 4.107%, 04/01/25	United States	4,955,000	$4,954,421
	Total Short-Term Investments (Cost $4,955,000)			4,954,421
	Total Investments (Cost $610,662,697) 98.0%			602,451,729
	Other Assets, less Liabilities 2.0%			12,100,764
	Net Assets 100.0%			$ 614,552,493
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $558,464,171, representing 90.9% of net assets.
[b]Defaulted security or security for which income has been deemed uncollectible. See Note 8.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]Security purchased on a when-issued basis. See Note 1(d).
[e]Non-income producing.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The rate shown represents the yield at period end.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	48

Franklin Templeton ETF Trust
Financial Highlights
Franklin Income Equity Focus ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$54.64	$47.16	$49.07	$43.69	$30.93
Income from investment operations[a]:
Net investment income[b]	1.12	0.88	0.76	0.70	0.67
Net realized and unrealized gains (losses)	2.86	7.54	(1.89)	5.39	12.73
Total from investment operations	3.98	8.42	(1.13)	6.09	13.40
Less distributions from:
Net investment income	(2.36)	(0.94)	(0.78)	(0.71)	(0.64)
Total distributions	(2.36)	(0.94)	(0.78)	(0.71)	(0.64)
Net asset value, end of year	$56.26	$54.64	$47.16	$49.07	$43.69
Total return[c]	7.33%	18.04%	(2.22)%	13.98%	43.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.29%	0.29%	0.29%	0.33%	0.37%
Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.00%	1.78%	1.66%	1.47%	1.71%
Supplemental data
Net assets, end of year (000’s)	$92,833	$120,214	$155,613	$134,935	$139,822
Portfolio turnover rate[d]	25.97%[e]	23.59%[e]	32.13%[e]	21.90%[e]	40.54%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	25.97%	23.59%	32.13%	21.90%	40.54%
49	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Income Equity Focus ETF
		Shares	Value
	Common Stocks 57.6%
	Communication Services 3.2%
	Verizon Communications, Inc.	66,429	$ 3,013,220
	Consumer Discretionary 4.9%
	General Motors Co.	17,953	844,329
	Home Depot, Inc.	3,855	1,412,819
	Lowe’s Cos., Inc.	4,813	1,122,536
	McDonald’s Corp.	3,729	1,164,828
			4,544,512
	Consumer Staples 7.6%
	Coca-Cola Co.	14,798	1,059,833
	Nestle SA, ADR	5,000	505,850
	PepsiCo, Inc.	14,496	2,173,530
	Philip Morris International, Inc.	9,142	1,451,110
	Procter & Gamble Co.	11,035	1,880,585
			7,070,908
	Energy 6.4%
	Chevron Corp.	16,850	2,818,836
	Exxon Mobil Corp.	12,508	1,487,576
	Schlumberger NV	10,952	457,794
	TotalEnergies SE, ADR	18,001	1,164,485
			5,928,691
	Financials 6.2%
	Fifth Third Bancorp	11,942	468,126
	JPMorgan Chase & Co.	5,841	1,432,797
	MetLife, Inc.	14,850	1,192,307
	Morgan Stanley	10,588	1,235,302
	PNC Financial Services Group, Inc.	2,772	487,234
	U.S. Bancorp	21,780	919,552
			5,735,318
	Health Care 4.7%
	AstraZeneca PLC, ADR	7,509	551,911
	Johnson & Johnson	18,019	2,988,271
	Merck & Co., Inc.	9,664	867,441
			4,407,623
	Industrials 9.2%
[a]	Boeing Co.	1,500	255,825
	Honeywell International, Inc.	4,560	965,580
	Johnson Controls International PLC	24,552	1,966,861
	Lockheed Martin Corp.	3,938	1,759,144
	RTX Corp.	11,452	1,516,932
	Union Pacific Corp.	5,754	1,359,325
	United Parcel Service, Inc., Class B	6,258	688,317
			8,511,984
	Information Technology 4.7%
	Analog Devices, Inc.	5,903	1,190,458
	Cisco Systems, Inc.	18,521	1,142,931
	International Business Machines Corp.	4,196	1,043,377
	Texas Instruments, Inc.	5,775	1,037,768
			4,414,534
	Materials 4.4%
	Air Products & Chemicals, Inc.	5,949	1,754,479
	Albemarle Corp.	4,648	334,749
franklintempleton.com	Annual Report	50

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Equity Focus ETF (continued)
		Shares	Value
	Materials (continued)
	Freeport-McMoRan, Inc.	11,272	$ 426,758
	Rio Tinto PLC, ADR	25,802	1,550,184
			4,066,170
	Utilities 6.3%
	American Electric Power Co., Inc.	9,702	1,060,138
	Duke Energy Corp.	6,975	850,741
	Sempra	11,368	811,220
	Southern Co.	33,575	3,087,221
			5,809,320
	Total Common Stocks (Cost $49,423,879)		53,502,280
	Preferred Stocks 4.3%
	Industrials 1.2%
	Boeing Co., 6.00%, pfd.	18,442	1,103,385
	Information Technology 0.5%
	Hewlett Packard Enterprise Co., 7.625%, pfd.	10,000	477,400
	Materials 1.2%
	Albemarle Corp., 7.25%, pfd.	30,525	1,088,216
	Utilities 1.4%
	NextEra Energy, Inc., 7.299%, pfd.	27,225	1,301,627
	Total Preferred Stocks (Cost $4,216,124)		3,970,628
[b,c]	Equity-Linked Securities 37.7%
	Other 37.7%
[d]	Barclays Bank PLC into AbbVie Inc., 8.00%, 10/9/25	10,000	2,035,024
[d]	Barclays Bank PLC into Microchip Technology Inc., 10.00%, 10/14/25	19,000	1,009,900
[d]	Barclays Bank PLC into RTX Corp., 7.50%, 10/16/25	9,405	1,174,579
[d]	BNP Paribas Issuance BV into Hewlett Packard Enterprise, 12.00%, 9/24/25	50,000	799,599
[d]	BNP Paribas Issuance BV into Pfizer Inc., 10.50%, 7/23/25	42,000	1,102,062
[d]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	7,100	779,418
[d]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	3,300	504,901
[d]	Citigroup Global Markets Holdings, Inc. into Alphabet Inc., 8.50%, 8/20/25	6,000	956,757
[d]	Citigroup Global Markets Holdings, Inc. into Analog Devices Inc., 9.00%, 7/8/25	8,100	1,699,708
[d]	Citigroup Global Markets Holdings, Inc. into Newmont Corp., 9.50%, 2/18/26	15,000	683,667
[d]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	3,300	1,183,531
[d]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	38,000	1,424,577
[d]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	7,000	449,027
[d]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	11,000	1,280,562
[d]	Merrill Lynch BV into Dell Technologies Inc., 12.00%, 3/9/26	7,000	704,063
[d]	Merrill Lynch BV into Microsoft Inc., 6.00%, 2/13/26	2,000	781,921
[d]	Merrill Lynch BV into Morgan Stanley, 9.00%, 7/14/25	18,000	1,914,951
[d]	Mizuho Markets Cayman LP into NextEra Energy Inc., 8.50%, 10/14/25	17,500	1,308,249
[d]	Royal Bank of Canada into Freeport-McMoRan Inc., 10.00%, 7/8/25	35,300	1,403,208
[d]	Royal Bank of Canada into Medtronic PLC, 8.00%, 8/7/25	6,500	559,597
[d]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	8,000	538,063
[d]	Royal Bank of Canada into Texas Instruments Inc., 8.50%, 7/15/25	11,000	2,029,846
[d]	Toronto-Dominion Bank into Apple Inc., 7.00%, 4/13/26	5,000	1,096,902
[d]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	20,000	2,010,217
[d]	UBS AG into Bank of America Corp., 8.00%, 1/28/26	22,000	962,572
[d]	UBS AG into IBM US, 8.00%, 8/27/25	8,000	1,698,819
[d]	UBS AG into S&P 500 Index, 8.00%, 4/22/25	150	846,106
[d]	UBS AG into S&P 500 Index, 9.00%, 6/3/25	160	903,609
[d]	Wells Fargo Bank NA into Broadcom Inc., 9.50%, 8/20/25	8,000	1,318,483
51	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Equity Focus ETF (continued)
			Shares	Value
	Other (continued)
[d]	Wells Fargo Bank NA into UnitedHealth Group, 7.00%, 7/14/25		3,550	$ 1,817,288
				34,977,206
	Total Equity-Linked Securities (Cost $36,254,651)			34,977,206
	Total Investments before Short-Term Investments (Cost $89,894,654)			92,450,114

		Country	Principal Amount*
	Short-Term Investments 0.2%
	U.S. Government & Agency Securities 0.2%
[e]	Federal Home Loan Bank Discount Notes, 4.107%, 4/01/25	United States	$ 205,000	204,976
	Total Short-Term Investments (Cost $205,000)			204,976
	Total Investments (Cost $90,099,654) 99.8%			92,655,090
	Other Assets, less Liabilities 0.2%			177,506
	Net Assets 100.0%			$ 92,832,596
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 1(f) regarding equity-linked securities.
[c]The country reference within the SOI disclosure is for the underlying bank vs. the underlying equity position.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $34,977,206, representing 37.7% of net assets.
[e]The rate shown represents the yield at period end.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	52

Franklin Templeton ETF Trust
Financial Highlights
Franklin Income Focus ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.03	$25.00
Income from investment operations[b]:
Net investment income[c]	1.10	1.12
Net realized and unrealized gains (losses)	0.90	0.92
Total from investment operations	2.00	2.04
Less distributions from net investment income	(1.42)	(1.01)
Net asset value, end of period	$26.61	$26.03
Total return[d]	7.85%	8.40%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.38%	0.38%
Expenses net of waiver and payments by affiliates	0.38%[f]	0.38%
Net investment income	4.15%	5.49%
Supplemental data
Net assets, end of period (000’s)	$561,443	$177,033
Portfolio turnover rate[g]	68.09%[h]	46.93%[h]
[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	68.09%	46.93%
53	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Income Focus ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 30.7%
	Advertising 0.3%
	Clear Channel Outdoor Holdings, Inc.,
	[a] 5.125%, 8/15/27	United States	820,000	$ 793,304
	[a] 9.00%, 9/15/28	United States	750,000	771,037
				1,564,341
	Aerospace & Defense 1.3%
	Boeing Co.,
	5.15%, 5/01/30	United States	3,060,000	3,080,635
	6.528%, 5/01/34	United States	1,500,000	1,608,091
[a]	Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	602,791
	TransDigm, Inc.,
	5.50%, 11/15/27	United States	1,250,000	1,236,711
	[a] 6.75%, 8/15/28	United States	600,000	609,512
				7,137,740
	Agriculture 0.3%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	850,000	974,892
	6.421%, 8/02/33	United Kingdom	500,000	533,900
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	510,115
				2,018,907
	Airlines 1.7%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	4,200,000	4,266,449
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29	United States	1,000,000	979,372
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,900,000	1,892,694
[a]	JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31	United States	750,000	740,956
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	747,000	750,687
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	1,065,000	1,008,592
				9,638,750
	Apparel 0.1%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	369,186
	Auto Manufacturers 1.4%
	Ford Motor Co.,
	3.25%, 2/12/32	United States	1,750,000	1,443,003
	6.10%, 8/19/32	United States	2,300,000	2,256,118
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	1,260,000	1,319,234
	General Motors Financial Co., Inc.,
	6.40%, 1/09/33	United States	2,000,000	2,063,763
	5.80%, 1/07/29	United States	850,000	866,228
				7,948,346
	Auto Parts & Equipment 0.2%
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,250,000	952,081
	Banks 2.4%
	Bank of America Corp., 4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	1,500,000	1,449,939
	Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	1,465,000	1,635,793
	Citigroup, Inc.,
	6.27% to 11/17/32, FRN thereafter, 11/17/33	United States	500,000	530,837
	6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	507,566
	6.02% to 1/24/35, FRN thereafter, 1/24/36	United States	1,000,000	1,009,933
franklintempleton.com	Annual Report	54

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	825,000	$ 900,830
	JPMorgan Chase & Co.,
	5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	980,000	988,708
	Series OO, 6.50% to 4/01/30, FRN thereafter, 12/31/99	United States	1,000,000	1,025,943
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	588,069
	Morgan Stanley,
	6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	1,148,000	1,232,029
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	1,400,000	1,401,270
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	505,057
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	515,654
	U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	309,674
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,101,000	1,108,961
				13,710,263
	Building Products 0.0%†
[a]	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	256,902
	Chemicals 1.0%
	Celanese U.S. Holdings LLC, 6.629%, 7/15/32	United States	2,500,000	2,569,080
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	531,773
	SCIH Salt Holdings, Inc.,
	[a] 4.875%, 5/01/28	United States	1,155,000	1,099,627
	[a] senior unsecured note, 144A, 6.625%, 5/01/29	United States	1,250,000	1,202,284
				5,402,764
	Commercial Services & Supplies 0.2%
[a]	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	529,806
[a]	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	493,356
				1,023,162
	Construction Materials 0.4%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	777,712
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	500,846
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	1,000,000	1,007,165
				2,285,723
	Electric 3.3%
	American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	307,806
	Calpine Corp.,
	[a] senior note, 5.125%, 3/15/28	United States	1,500,000	1,477,213
	[a] 4.625%, 2/01/29	United States	750,000	720,543
	[a] senior secured bond, 144A, 3.75%, 3/01/31	United States	1,000,000	912,868
	Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	280,465
	NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	500,551
	NRG Energy, Inc.,
	[a] 3.625%, 2/15/31	United States	1,320,000	1,170,058
	[a] 7.00%, 3/15/33	United States	750,000	809,165
	[a] 6.25%, 11/01/34	United States	1,500,000	1,477,935
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,800,000	1,777,030
	PG&E Corp., 5.25%, 7/01/30	United States	1,000,000	961,067
	Southern Co.,
	5.70%, 10/15/32	United States	480,000	499,135
	Series 2025, 6.375% to 12/15/34, FRN thereafter, 3/15/55	United States	1,000,000	1,026,463
55	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric (continued)
[a]	Vistra Corp., 8.00% to 10/15/26, FRN thereafter, 12/31/99	United States	2,000,000	$ 2,059,176
	Vistra Operations Co. LLC,
	[a] 4.375%, 5/01/29	United States	1,500,000	1,425,669
	[a] 3.70%, 1/30/27	United States	535,000	523,748
	[a] 7.75%, 10/15/31	United States	500,000	524,067
	[a] 6.95%, 10/15/33	United States	800,000	859,951
	[a] 6.875%, 4/15/32	United States	1,400,000	1,428,127
				18,741,037
	Entertainment 0.6%
	Caesars Entertainment, Inc.,
	[a] 8.125%, 7/01/27	United States	161,000	162,234
	[a] 4.625%, 10/15/29	United States	855,000	786,542
	[a] 6.00%, 10/15/32	United States	1,000,000	934,724
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
	[a] 7.125%, 2/15/31	United States	700,000	724,840
	[a] 6.25%, 3/15/33	United States	800,000	779,904
				3,388,244
	Financial Services 0.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	5.75%, 6/06/28	Ireland	500,000	514,438
	4.95%, 9/10/34	Ireland	750,000	722,738
	Capital One Financial Corp.,
	3.75%, 7/28/26	United States	600,000	591,720
	4.927% to 5/10/27, FRN thereafter, 5/10/28	United States	765,000	767,685
	5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	1,000,000	1,008,245
	Charles Schwab Corp.,
	5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	512,035
	6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	527,595
[a]	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	517,384
				5,161,840
	Food 0.4%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	530,000	538,763
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	1,000,000	1,036,387
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	704,984
				2,280,134
	Hand/Machine Tools 0.1%
	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	519,224
	Health Care Providers & Services 4.2%
	Centene Corp., 2.50%, 3/01/31	United States	2,030,000	1,713,390
	CHS/Community Health Systems, Inc.,
	[a] 8.00%, 12/15/27	United States	2,250,000	2,228,628
	[a] 6.875%, 4/01/28	United States	705,000	467,432
	[a] 10.875%, 1/15/32	United States	3,625,000	3,575,775
	DaVita, Inc.,
	[a] 4.625%, 6/01/30	United States	1,520,000	1,400,515
	[a] 6.875%, 9/01/32	United States	500,000	503,203
[a]	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	545,889
	HCA, Inc., 5.625%, 9/01/28	United States	2,935,000	3,002,663
[a]	MPH Acquisition Holdings LLC, 5.75%, 12/31/30	United States	498,798	362,212
	Tenet Healthcare Corp.,
	6.125%, 10/01/28	United States	3,375,000	3,361,668
	6.125%, 6/15/30	United States	3,500,000	3,488,193
	6.75%, 5/15/31	United States	2,500,000	2,538,104
franklintempleton.com	Annual Report	56

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	UnitedHealth Group, Inc., 5.35%, 2/15/33	United States	500,000	$ 512,810
				23,700,482
	Healthcare-Products 0.4%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	501,501
[a]	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,061,700
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	450,000	456,290
				2,019,491
	Insurance 0.2%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	528,344
[a]	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	505,814
				1,034,158
	Internet 0.3%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	512,114
	Netflix, Inc., 5.875%, 11/15/28	United States	945,000	988,644
				1,500,758
	Iron/Steel 0.3%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	522,236
[a]	Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	1,000,000	969,434
				1,491,670
	IT Services 0.4%
	Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	312,074
	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	United States	750,000	730,958
	HP, Inc., 5.50%, 1/15/33	United States	750,000	760,932
[a]	McAfee Corp., 7.375%, 2/15/30	United States	565,000	500,548
				2,304,512
	Leisure Time 0.4%
[a]	Carnival Corp., 7.625%, 3/01/26	United States	1,590,000	1,591,460
[a]	NCL Corp. Ltd., 6.75%, 2/01/32	United States	300,000	296,549
[a]	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32	United States	600,000	605,850
				2,493,859
	Lodging 0.3%
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	775,000	767,376
[a]	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	980,000	974,073
				1,741,449
	Media 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.00%, 2/01/28	United States	1,350,000	1,311,296
	[a] 4.75%, 3/01/30	United States	1,200,000	1,114,058
	[a] 5.375%, 6/01/29	United States	1,250,000	1,210,574
	[a] 5.125%, 5/01/27	United States	2,000,000	1,971,437
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	600,000	599,889
[a]	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	516,125
				6,723,379
	Mining 0.6%
[a]	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	825,000	765,580
	FMG Resources August 2006 Pty. Ltd.,
	[a] 4.375%, 4/01/31	Australia	1,000,000	904,093
	[a] 6.125%, 4/15/32	Australia	770,000	760,137
57	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Mining (continued)
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	$ 775,967
				3,205,777
	Oil & Gas 0.9%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	[a] 8.125%, 1/15/27	United States	2,625,000	2,425,860
	[a] 9.25%, 7/15/29	United States	300,000	310,125
	[a] 9.75%, 7/15/28	United States	500,000	444,233
[a]	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35	United States	500,000	478,141
[a]	Matador Resources Co., 6.50%, 4/15/32	United States	450,000	446,331
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	1,000,000	1,051,172
				5,155,862
	Oil & Gas Services 0.2%
[a]	Weatherford International Ltd., 8.625%, 4/30/30	United States	1,040,000	1,056,714
	Packaging & Containers 1.4%
[a]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	1,150,000	980,812
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	3,235,000	1,497,496
[a,b]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	1,500,000	1,511,592
	Mauser Packaging Solutions Holding Co.,
	[a] 9.25%, 4/15/27	United States	3,000,000	2,833,570
	[a] 7.875%, 4/15/27	United States	1,065,000	1,045,031
				7,868,501
	Personal Care Products 0.3%
	Opal Bidco, 6.50%, 3/31/32	France	2,000,000	2,000,000
	Pharmaceuticals 1.0%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,625,000	1,624,757
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	502,204
[a]	Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	1,140,000	1,139,573
	CVS Health Corp., 5.25%, 2/21/33	United States	1,000,000	987,706
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	500,000	521,888
	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	615,869
				5,391,997
	Pipelines 1.1%
	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	800,000	764,270
	Kinder Morgan, Inc.,
	5.20%, 6/01/33	United States	515,000	510,582
	5.40%, 2/01/34	United States	775,000	774,546
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	1,500,000	1,533,685
	[a] 9.00% to 9/30/29, FRN thereafter, 12/31/99	United States	1,000,000	949,779
	Williams Cos., Inc., 3.50%, 11/15/30	United States	1,600,000	1,495,681
				6,028,543
	Real Estate Management & Development 0.5%
	American Tower Corp., 5.55%, 7/15/33	United States	1,250,000	1,278,152
	Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	293,361
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	502,272
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	783,715
				2,857,500
franklintempleton.com	Annual Report	58

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Retail 0.6%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	$ 701,156
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,315,000	1,212,175
	[a] 6.75%, 1/15/30	United States	800,000	692,510
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	1,000,000	996,325
				3,602,166
	Semiconductors 0.4%
[a]	Broadcom, Inc., 3.469%, 4/15/34	United States	1,315,000	1,158,037
	Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	355,273
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	512,197
				2,025,507
	Software 0.6%
[a]	Cloud Software Group, Inc., 6.50%, 3/31/29	United States	900,000	875,525
	Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	411,211
	Oracle Corp.,
	2.875%, 3/25/31	United States	650,000	582,125
	6.25%, 11/09/32	United States	720,000	768,146
	Workday, Inc., 3.80%, 4/01/32	United States	550,000	509,279
				3,146,286
	Telecommunications 0.8%
	CommScope LLC,
	[a] 8.25%, 3/01/27	United States	1,600,000	1,517,107
	[a] 9.50%, 12/15/31	United States	1,600,000	1,649,472
	Sprint LLC, 7.625%, 3/01/26	United States	470,000	477,451
	T-Mobile USA, Inc., 5.05%, 7/15/33	United States	900,000	894,254
				4,538,284
	Total Corporate Bonds & Notes (Cost $172,620,646)			172,285,539
	U.S. Government & Agency Securities 12.6%
	Federal Home Loan Mortgage Corp.,
	5.00%, 5/01/53	United States	975,646	958,647
	5.00%, 11/01/54	United States	4,536,145	4,448,587
	5.50%, 7/01/53	United States	469,784	470,347
	5.50%, 11/01/53	United States	473,258	473,311
	5.50%, 11/01/54	United States	1,921,931	1,920,358
	5.50%, 1/01/55	United States	1,992,411	1,990,780
	5.50%, 2/01/55	United States	1,255,633	1,254,605
	6.00%, 1/01/55	United States	2,428,194	2,467,274
	6.00%, 2/01/55	United States	2,624,026	2,666,258
	Federal National Mortgage Association,
	5.00%, 5/01/53	United States	967,127	950,277
	5.00%, 11/01/53	United States	1,459,665	1,434,258
	5.50%, 11/01/54	United States	1,943,793	1,942,202
	Government National Mortgage Association,
	5.50%, 3/20/55	United States	3,250,000	3,259,662
	6.00%, 1/20/55	United States	2,465,040	2,504,314
	6.00%, 3/20/55	United States	3,250,000	3,301,780
	U.S. Treasury Bonds,
	4.50%, 11/15/54	United States	2,000,000	1,971,250
	4.625%, 2/15/55	United States	7,000,000	7,048,125
	4.75%, 2/15/45	United States	7,000,000	7,129,062
	U.S. Treasury Notes,
	4.00%, 2/15/34	United States	4,000,000	3,946,406
	4.25%, 1/31/30	United States	7,000,000	7,090,781
	4.25%, 11/15/34	United States	4,000,000	4,012,500
59	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	4.375%, 12/15/26	United States	2,000,000	$ 2,014,336
	4.625%, 6/30/26	United States	5,000,000	5,037,793
	4.625%, 4/30/29	United States	2,500,000	2,565,576
	Total U.S. Government & Agency Securities (Cost $70,113,738)			70,858,489
[c]	Senior Floating Rate Interests 0.4%
	Computers & Peripherals 0.4%
	Twitter, Inc., Term Loan, 1 mo. USD Term SOFR + 6.50%, 10.825%, 10/26/29	United States	1,994,898	1,984,924
	Health Care Providers & Services 0.0%†
	MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.037%, 12/31/30	United States	165,698	164,485
	Total Floating Rate Loans (Cost $2,101,411)			2,149,409

			Shares
	Common Stocks 33.7%
	Aerospace & Defense 1.6%
	Lockheed Martin Corp.	United States	12,713	5,679,024
	RTX Corp.	United States	26,698	3,536,417
				9,215,441
	Banks 2.6%
	Bank of America Corp.	United States	65,931	2,751,301
	JPMorgan Chase & Co.	United States	35,954	8,819,516
	Truist Financial Corp.	United States	80,213	3,300,765
				14,871,582
	Beverages 2.3%
	Coca-Cola Co.	United States	67,619	4,842,873
	PepsiCo, Inc.	United States	53,247	7,983,855
				12,826,728
	Biotechnology 1.8%
	AbbVie, Inc.	United States	30,447	6,379,255
	Amgen, Inc.	United States	12,260	3,819,603
				10,198,858
	Building Products 0.7%
	Johnson Controls International PLC	United States	51,534	4,128,389
	Capital Markets 0.3%
	Morgan Stanley	United States	16,925	1,974,640
	Chemicals 0.8%
	Air Products & Chemicals, Inc.	United States	14,510	4,279,289
	Albemarle Corp.	United States	77	5,546
				4,284,835
	Communications Equipment 0.6%
	Cisco Systems, Inc.	United States	51,106	3,153,751
	Computers & Peripherals 0.4%
	Hewlett Packard Enterprise Co.	United States	150,311	2,319,299
	Diversified Telecommunication Services 1.1%
	Verizon Communications, Inc.	United States	137,003	6,214,456
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
	Country	Shares	Value
Common Stocks (continued)
Electric Utilities 3.1%
Duke Energy Corp.	United States	57,400	$ 7,001,078
Edison International	United States	19,538	1,151,179
NextEra Energy, Inc.	United States	38,995	2,764,355
Southern Co.	United States	52,427	4,820,663
Xcel Energy, Inc.	United States	24,538	1,737,045
			17,474,320
Food Products 0.7%
Mondelez International, Inc., Class A	United States	35,957	2,439,683
Nestle SA, ADR	Switzerland	17,000	1,719,890
			4,159,573
Ground Transportation 0.9%
Union Pacific Corp.	United States	22,594	5,337,607
Health Care Equipment & Supplies 0.6%
Medtronic PLC	United States	34,676	3,115,985
Household Products 1.1%
Procter & Gamble Co.	United States	35,136	5,987,877
Industrial Conglomerates 1.3%
Honeywell International, Inc.	United States	20,770	4,398,047
Siemens AG	Germany	12,416	2,844,846
			7,242,893
IT Services 0.5%
International Business Machines Corp.	United States	11,088	2,757,142
Machinery 0.6%
Illinois Tool Works, Inc.	United States	12,782	3,170,064
Metals & Mining 0.8%
BHP Group Ltd., ADR	Australia	618	29,998
Rio Tinto PLC, ADR	Australia	71,048	4,268,564
			4,298,562
Multi-Utilities 0.8%
DTE Energy Co.	United States	23,307	3,222,659
Sempra	United States	18,157	1,295,683
			4,518,342
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	United States	80,704	13,500,972
ConocoPhillips	United States	20,781	2,182,421
Exxon Mobil Corp.	United States	84,204	10,014,382
Shell PLC, ADR	United States	67,520	4,947,865
			30,645,640
Pharmaceuticals 4.1%
AstraZeneca PLC, ADR	United Kingdom	75,420	5,543,370
Johnson & Johnson	United States	77,676	12,881,788
Merck & Co., Inc.	United States	139	12,477
Roche Holding AG, ADR	Switzerland	109,427	4,502,921
			22,940,556
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc.	United States	8,107	1,634,938
Microchip Technology, Inc.	United States	453	21,930
			1,656,868
61	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Tobacco 1.2%
	Philip Morris International, Inc.	United States	41,391	$ 6,569,993
	Total Common Stocks (Cost $174,319,307)			189,063,401
	Preferred Stocks 2.2%
	Aerospace & Defense 0.6%
	Boeing Co., 6.00%, pfd.	United States	53,111	3,177,631
	Capital Markets 0.1%
	Ares Management Corp., 6.75%, pfd.	United States	10,625	512,231
	Chemicals 0.6%
	Albemarle Corp., 7.25%, pfd.	United States	97,338	3,470,100
	Electric Utilities 0.9%
	NextEra Energy, Inc., 7.299%, pfd.	United States	55,030	2,630,984
	NextEra Energy, Inc., 7.234%, pfd.	United States	57,878	2,636,343
				5,267,327
	Total Preferred Stocks (Cost $12,535,854)			12,427,289
[d,e]	Equity-Linked Securities 17.3%
	Other 17.3%
[a]	Barclays Bank PLC into Amazon.com Inc., 10.00%, 3/25/26	United Kingdom	10,000	1,971,075
[a]	Barclays Bank PLC into Home Depot (HD), 7.00%, 2/25/26	United Kingdom	10,000	3,809,361
[a]	Barclays Bank PLC into IBM US, 8.50%, 6/9/25	United Kingdom	7,000	1,359,562
[a]	BNP Paribas Issuance BV into Freeport-Mcmoran Inc., 10.00%, 8/12/25	Netherlands	56,000	2,189,406
[a]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	France	8,600	944,084
[a]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	France	6,830	1,044,994
[a]	BofA Finance LLC into S&P 500 Index, 9.00%, 5/20/25	United States	900	5,067,569
[a]	Citigroup Global Markets Holdings, Inc. into Merck & Co., 9.50%, 8/28/25	United States	60,000	5,329,740
[a]	Citigroup Global Markets Holdings, Inc. into Newmont Corp., 9.50%, 2/18/26	United States	40,000	1,823,112
[a]	Citigroup Global Markets Holdings, Inc. into The Boeing Co., 8.50%, 12/8/25	United States	9,500	1,531,387
[a]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	United States	3,750	1,344,921
[a]	Citigroup Global Markets Holdings, Inc. into UnitedHealth Group Inc., 9.00%, 9/27/26	United States	3,500	1,858,294
[a]	JPMorgan Chase Bank NA into Analog Devices Inc., 9.00%, 2/19/26	United States	17,000	3,503,598
[a]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	United States	42,000	1,574,532
[a]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	United States	40,000	2,565,867
[a]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	United States	11,000	1,280,562
[a]	JPMorgan Chase Bank NA into The Boeing Co., 10.00%, 1/22/26	United States	11,000	1,929,596
[a]	Merrill Lynch BV into Dell Technologies Inc., 12.00%, 3/9/26	United States	20,000	2,011,610
[a]	Merrill Lynch BV into Microsoft Inc., 7.50%, 10/6/25	United States	3,000	1,180,675
[a]	Merrill Lynch BV into Microsoft Inc., 6.00%, 2/13/26	United States	2,500	977,401
[a]	Merrill Lynch BV into Microsoft Inc., 7.00%, 3/9/26	United States	5,000	1,926,083
[a]	Mizuho Markets Cayman LP into Microchip Technology Inc., 10.00%, 4/15/26	Japan	50,000	2,480,539
[a]	Mizuho Markets Cayman LP into U.S. Bancorp, 9.00%, 2/25/26	Japan	90,000	3,981,336
[a]	National Bank of Canada into Broadcom Inc., 11.50%, 5/13/25	Canada	750	1,057,188
[a]	Royal Bank of Canada into Cisco Systems Inc., 8.00%, 9/17/25	Canada	30,000	1,621,002
[a]	Royal Bank of Canada into Citigroup Inc., 8.50%, 8/27/25	Canada	40,000	2,620,197
[a]	Royal Bank of Canada into Morgan Stanley, 8.50%, 11/26/25	Canada	20,000	2,327,214
[a]	Royal Bank of Canada into Nasdaq-100 Index, 9.00%, 6/24/25	Canada	275	5,358,725
[a]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	Canada	25,000	1,681,448
[a]	Royal Bank of Canada into S&P 500 Index, 8.5%, 5/7/25	Canada	840	4,782,359
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Shares	Value
[d,e]	Equity-Linked Securities (continued)
	Other (continued)
[a]	Royal Bank of Canada into Texas Instruments Inc., 8.00%, 6/11/25	Canada	25,000	$ 4,549,668
[a]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	Canada	34,000	3,417,369
[a]	UBS AG into Apple Inc., 7.00%, 4/2/25	Switzerland	6,000	1,166,546
[a]	UBS AG into Bank of America Corp., 8.00%, 1/28/26	Switzerland	60,000	2,625,195
[a]	UBS AG into S&P 500 Index, 8.00%, 4/22/25	Switzerland	850	4,794,605
[a]	UBS AG into S&P 500 Index, 9.00%, 6/3/25	Switzerland	1,000	5,647,556
[a]	Wells Fargo Bank NA into Citigroup Inc., 8.50%, 2/25/26	United States	30,000	2,241,671
[a]	Wells Fargo Bank NA into Schlumberger N.V., 10.00%, 11/26/25	United States	37,000	1,580,259
				97,156,306
	Total Equity-Linked Securities (Cost $99,234,712)			97,156,306
	Total Investments before Short-Term Investments (Cost $530,925,668)			543,940,433

	Short-Term Investments 2.9%

	Money Market Funds 2.9%
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	16,115,318	16,115,318
	Total Short-Term Investments (Cost $16,115,318)			16,115,318
	Total Investments (Cost $547,040,986) 99.8%			560,055,751
	Other Assets, less Liabilities 0.2%			1,387,202
	Net Assets 100.0%			$ 561,442,953
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $186,485,475, representing 33.2% of net assets.
[b]Security purchased on a when-issued basis. See Note 1(d).
[c]Variable rate security. The rate shown represents the yield at period end.
[d]See Note 1(f) regarding equity-linked securities.
[e]The country reference within the SOI disclosure is for the underlying bank vs. the underlying equity position.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 190.
63	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Intelligent Machines ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$58.34	$44.16	$46.30	$43.24	$20.67
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.03)	—[c]	(0.10)	(0.06)
Net realized and unrealized gains (losses)	(1.53)	14.21	(2.14)	3.25	22.63
Total from investment operations	(1.61)	14.18	(2.14)	3.15	22.57
Less distributions from:
Net investment income	—	—	—	—	(0.00)[c]
Net realized gains	—	—	—	(0.09)	—
Total distributions	—	—	—	(0.09)	—
Net asset value, end of year	$56.73	$58.34	$44.16	$46.30	$43.24
Total return[d]	(2.78)%	32.13%	(4.62)%	7.27%	109.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.77%	2.19%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.13)%	(0.07)%	—%[e]	(0.21)%	(0.17)%
Supplemental data
Net assets, end of year (000’s)	$25,526	$20,419	$8,832	$11,574	$10,809
Portfolio turnover rate[f]	44.12%[g]	11.93%[g]	19.82%[g]	35.98%[g]	75.25%[g]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.005 per share.
[d]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Rounds to less than 0.005%.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[g]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	44.12%	10.90%	19.38%	35.98%	75.25%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	64

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Intelligent Machines ETF
		Country	Shares	Value
	Common Stocks 96.7%
	Aerospace & Defense 10.0%
[a]	AeroVironment, Inc.	United States	1,303	$ 155,305
[a]	Axon Enterprise, Inc.	United States	2,790	1,467,400
[a]	Kratos Defense & Security Solutions, Inc.	United States	18,166	539,349
	Leonardo DRS, Inc.	United States	2,941	96,700
	Rheinmetall AG, ADR	Germany	497	142,226
[a]	Rocket Lab USA, Inc.	United States	7,870	140,716
				2,541,696
	Automobile Components 0.5%
[a]	Hesai Group, ADR	China	8,644	127,931
	Automobiles 6.7%
[a]	Tesla, Inc.	United States	6,632	1,718,749
	Communications Equipment 1.6%
[a]	Arista Networks, Inc.	United States	5,274	408,629
	Computers & Peripherals 4.8%
	Apple, Inc.	United States	5,517	1,225,491
	Construction & Engineering 2.6%
	Quanta Services, Inc.	United States	2,068	525,644
	Valmont Industries, Inc.	United States	463	132,127
				657,771
	Electrical Equipment 3.2%
	GE Vernova, Inc.	United States	1,588	484,785
[a]	Siemens Energy AG	Germany	3,002	174,590
	Vertiv Holdings Co., Class A	United States	2,140	154,508
				813,883
	Electronic Equipment, Instruments & Components 6.5%
	Amphenol Corp., Class A	United States	6,651	436,239
[a]	Celestica, Inc.	Canada	8,046	634,105
	Keyence Corp.	Japan	184	71,956
[a]	Keysight Technologies, Inc.	United States	471	70,542
	TE Connectivity PLC	Ireland	1,217	171,987
[a]	Trimble, Inc.	United States	4,040	265,226
				1,650,055
	Energy Equipment & Services 2.3%
	Baker Hughes Co.	United States	7,026	308,793
[a]	Oceaneering International, Inc.	United States	5,967	130,140
	TechnipFMC PLC	United Kingdom	4,948	156,802
				595,735
	Ground Transportation 0.7%
[a]	Uber Technologies, Inc.	United States	2,497	181,931
	Health Care Equipment & Supplies 7.9%
[a]	Align Technology, Inc.	United States	306	48,611
	Hoya Corp.	Japan	1,000	112,211
[a]	IDEXX Laboratories, Inc.	United States	178	74,751
[a]	Intuitive Surgical, Inc.	United States	3,213	1,591,302
[a]	PROCEPT BioRobotics Corp.	United States	626	36,471
	Stryker Corp.	United States	384	142,944
				2,006,290
	Health Care Technology 0.7%
	Pro Medicus Ltd.	Australia	1,357	168,945
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Intelligent Machines ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Household Durables 0.5%
	Garmin Ltd.	United States	613	$ 133,101
	Machinery 0.2%
[a]	Symbotic, Inc.	United States	2,571	51,960
	Semiconductors & Semiconductor Equipment 29.5%
[a]	Advanced Micro Devices, Inc.	United States	706	72,534
	Analog Devices, Inc.	United States	512	103,255
	Applied Materials, Inc.	United States	1,759	255,266
	ASM International NV	Netherlands	565	253,524
	ASML Holding NV	Netherlands	415	274,992
	Broadcom, Inc.	United States	7,604	1,273,138
	Entegris, Inc.	United States	728	63,685
	Infineon Technologies AG	Germany	4,570	150,045
	KLA Corp.	United States	485	329,703
	Lam Research Corp.	United States	3,061	222,535
	Marvell Technology, Inc.	United States	2,927	180,215
	Monolithic Power Systems, Inc.	United States	246	142,675
	NVIDIA Corp.	United States	21,218	2,299,607
	NXP Semiconductors NV	Netherlands	609	115,747
[a]	SiTime Corp.	United States	459	70,167
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	7,758	1,287,828
	Teradyne, Inc.	United States	3,446	284,640
	Texas Instruments, Inc.	United States	818	146,995
				7,526,551
	Software 19.0%
[a]	Aurora Innovation, Inc.	United States	23,599	158,703
[a]	Autodesk, Inc.	United States	1,893	495,587
	Bentley Systems, Inc., Class B	United States	3,163	124,433
[a]	Cadence Design Systems, Inc.	United States	3,647	927,542
	Constellation Software, Inc.	Canada	185	585,801
[a]	Crowdstrike Holdings, Inc., Class A	United States	307	108,242
	Dassault Systemes SE	France	4,378	165,235
[a]	Descartes Systems Group, Inc.	Canada	6,461	650,342
[a,b]	Lumine Group, Inc.	Canada	675	18,994
[a]	Palantir Technologies, Inc., Class A	United States	3,855	325,362
[a]	Palo Alto Networks, Inc.	United States	1,566	267,222
[a]	PTC, Inc.	United States	1,629	252,414
[a]	Samsara, Inc., Class A	United States	4,254	163,056
[a]	Synopsys, Inc.	United States	1,445	619,688
				4,862,621
	Total Common Stocks (Cost $21,356,247)			24,671,339
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	225	—
	Total Investments (Cost $21,356,247) 96.7%			24,671,339
	Other Assets, less Liabilities 3.3%			854,913
	Net Assets 100.0%			$ 25,526,252
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was $18,994, representing 0.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	66

Franklin Templeton ETF Trust
Financial Highlights
Franklin International Aggregate Bond ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$20.18	$19.59	$23.65	$25.02	$24.95
Income from investment operations[a]:
Net investment income (loss)[b]	0.47	0.47	0.19	0.05	(0.01)
Net realized and unrealized gains (losses)	0.13	0.31	(0.77)	(0.87)	0.19
Total from investment operations	0.60	0.78	(0.58)	(0.82)	0.18
Less distributions from:
Net investment income	(0.60)	(0.19)	(3.48)	(0.42)	(0.11)
Net realized gains	—	—	—	(0.13)	—
Total distributions	(0.60)	(0.19)	(3.48)	(0.55)	(0.11)
Net asset value, end of year	$20.18	$20.18	$19.59	$23.65	$25.02
Total return[c]	2.91%	4.04%	(2.38)%	(3.35)%	0.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.25%	0.25%	0.25%	0.39%	0.58%
Expenses net of waiver and payments by affiliates	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.31%	2.40%	0.86%	0.21%	(0.03)%
Supplemental data
Net assets, end of year (000’s)	$625,492	$489,468	$276,164	$193,968	$181,405
Portfolio turnover rate[d]	19.26%[e]	26.48%[e]	31.03%[e]	24.12%[e]	72.21%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	19.26%	26.48%	31.03%	24.12%	72.21%
67	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin International Aggregate Bond ETF
		Principal Amount*		Value
	Foreign Government and Agency Securities 88.9%
	Australia 2.5%
[a]	Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$ 4,786,551
[a]	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,151,000
[a]	Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	3,922,499
[a]	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	4,633,138
				15,493,188
	Austria 3.8%
	Republic of Austria Government Bonds,
	[a] 1.20%, 10/20/25	13,000,000	EUR	13,983,315
	[a] 1.50%, 2/20/47	13,000,000	EUR	9,835,415
				23,818,730
	Belgium 3.4%
[a]	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	22,000,000	EUR	21,409,412
	Canada 1.1%
	Canada Government Bonds,
	5.00%, 6/01/37	5,000,000	CAD	4,156,562
	2.00%, 12/01/51	5,000,000	CAD	2,710,642
				6,867,204
	China 19.0%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,804,718
	China Development Bank, Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,543,792
	China Government Bonds,
	2.22%, 9/25/25	40,000,000	CNY	5,523,645
	2.33%, 12/15/25	40,000,000	CNY	5,535,815
	3.03%, 3/11/26	100,000,000	CNY	13,984,406
	2.85%, 6/04/27	120,000,000	CNY	16,974,722
	2.67%, 5/25/33	120,000,000	CNY	17,507,891
	2.52%, 8/25/33	120,000,000	CNY	17,337,851
	2.35%, 2/25/34	120,000,000	CNY	17,170,808
	Series INBK, 4.28%, 10/23/47	100,000,000	CNY	19,217,230
				118,600,878
	Cyprus 0.8%
[a]	Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,803,159
	Finland 1.3%
[a]	Finland Government Bonds, 2.75%, 7/04/28	7,500,000	EUR	8,225,478
	France 3.9%
	French Republic Government Bonds OAT,
	[a,b] 2.397%, 11/25/29	20,000,000	EUR	19,132,906
	[a] 0.75%, 5/25/52	10,000,000	EUR	5,087,904
				24,220,810
	Germany 1.8%
[a,b]	Bundesrepublik Deutschland Bundesanleihe, 2.815%, 8/15/26	11,000,000	EUR	11,583,195
	Ireland 0.4%
[a]	Ireland Government Bonds, 1.35%, 3/18/31	2,500,000	EUR	2,515,576
	Italy 3.9%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	10,000,000	EUR	10,666,059
	[a] 2.45%, 9/01/50	18,000,000	EUR	13,730,870
				24,396,929
	Japan 18.2%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	8,122,752
	Japan Government Five Year Bonds, Series 161, 0.30%, 6/20/28	4,000,000,000	JPY	26,131,004
	Japan Government Ten Year Bonds, Series 345, 0.10%, 12/20/26	4,000,000,000	JPY	26,354,673
franklintempleton.com	Annual Report	68

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Japan (continued)
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	2,750,000,000	JPY	$ 11,627,721
	Japan Government Twenty Year Bonds,
	1.50%, 3/20/33	4,000,000,000	JPY	27,076,130
	Series 179, 0.50%, 12/20/41	2,750,000,000	JPY	14,304,205
				113,616,485
	Mexico 1.0%
[c]	Mexico Bonos, Series M, 8.00%, 11/07/47	150,000,000	MXN	6,074,768
	Netherlands 4.7%
	Netherlands Government Bonds,
	[a] 0.50%, 7/15/26	17,000,000	EUR	18,025,850
	[a] 0.50%, 1/15/40	15,000,000	EUR	11,220,829
				29,246,679
	Poland 1.9%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	11,631,733
	Romania 0.7%
[a]	Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,718,575
	South Korea 2.9%
	Korea Treasury Bonds,
	Series 2703, 5.25%, 3/10/27	8,500,000,000	KRW	6,053,390
	Series 3012, 4.75%, 12/10/30	8,000,000,000	KRW	6,021,249
	Series 3212, 4.25%, 12/10/32	8,200,000,000	KRW	6,170,844
				18,245,483
	Spain 3.2%
[a]	Spain Government Bonds, 1.25%, 10/31/30	20,000,000	EUR	19,968,469
	Supranational 4.5%
	European Union,
	[a] 2.75%, 2/04/33	17,000,000	EUR	18,074,718
	[a] 0.30%, 11/04/50	20,000,000	EUR	9,909,571
				27,984,289
	Sweden 3.0%
[a]	Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	19,014,505
	United Kingdom 6.9%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	11,000,000	GBP	14,584,884
	[a] 0.875%, 7/31/33	12,000,000	GBP	11,612,258
	[a] 3.75%, 1/29/38	15,000,000	GBP	17,330,100
				43,527,242
	Total Foreign Government and Agency Securities (Cost $567,950,034)			555,962,787
	Corporate Bonds & Notes 2.2%
	France 0.3%
[a]	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,565,498
	Germany 0.5%
[a]	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	532,699
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,027,463
[a,b]	Siemens Financieringsmaatschappij NV, 1.083%, 2/20/26	700,000	EUR	740,962
				3,301,124
	Supranational 0.6%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,656,348
[a]	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,225,246
				3,881,594
69	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
		Principal Amount*		Value
	Corporate Bonds & Notes (continued)
	United Kingdom 0.2%
[a]	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	$ 1,521,085
	United States 0.6%
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,068,052
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,271,281
[a]	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,066,608
				3,405,941
	Total Corporate Bonds & Notes (Cost $16,366,182)			13,675,242
	Total Investments before Short Term Investments ($584,316,216)			569,638,029
	Short-Term Investments 1.4%
	U.S. Government & Agency Securities 1.4%
[b]	Federal Home Loan Bank Discount Notes, 4.107%, 4/01/25	8,740,000		8,738,978
	Total Short-Term Investments (Cost $8,740,000)			8,738,978
	Total Investments (Cost $593,056,216) 92.5%			578,377,007
	Other Assets, less Liabilities 7.5%			47,115,288
	Net Assets 100.0%			$ 625,492,295
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $288,578,334, representing 46.1% of net assets.
[b]The rate shown represents the yield at period end.
[c]Principal amount is stated in 100 Mexican Peso Units.
At March 31, 2025,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BNPS	Sell	8,800,000	$ 5,521,801	5/12/25	$ 31,908	$ —
Australian Dollar	CITI	Sell	15,390,000	9,651,762	5/12/25	50,686	—
Canadian Dollar	BNPS	Buy	150,000	105,020	5/12/25	—	(488)
Canadian Dollar	CITI	Sell	24,420,000	17,097,823	5/12/25	80,138	—
Chinese Yuan	CITI	Sell	862,700,000	118,376,078	5/12/25	—	(649,872)
Euro	CITI	Sell	130,800,000	135,448,370	5/12/25	—	(6,059,208)
Euro	BNPS	Sell	74,450,000	77,130,677	5/12/25	—	(3,413,966)
Great British Pound	CITI	Sell	25,500,000	31,599,626	5/12/25	—	(1,271,453)
Great British Pound	BNPS	Sell	10,200,000	12,649,168	5/12/25	—	(499,263)
Japanese Yen	CITI	Sell	8,899,000,000	58,999,573	5/12/25	—	(625,581)
Japanese Yen	BNPS	Sell	9,630,000,000	63,909,306	5/12/25	—	(613,700)
Mexican Peso	BNPS	Sell	86,288,147	4,136,659	5/12/25	—	(58,145)
Mexican Peso	CITI	Sell	25,100,000	1,202,107	5/12/25	—	(18,102)
Polish Zloty	BNPS	Sell	36,300,000	8,898,821	5/12/25	—	(441,140)
Polish Zloty	CITI	Sell	9,550,000	2,339,276	5/12/25	—	(117,932)
South Korean Won	BNPS	Sell	27,600,000,000	19,081,463	5/12/25	297,977	—
Swedish Krona	CITI	Sell	133,500,000	12,243,056	5/12/25	—	(1,066,102)
franklintempleton.com	Annual Report	70

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	BNPS	Sell	59,800,000	$ 5,486,452	5/12/25	$ —	$ (475,253)
Total Forward Exchange Contracts						$460,709	$(15,310,205)
Net unrealized appreciation (depreciation)							$(14,849,496)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See  Note 9 regarding other derivative information.
See Abbreviations on page 190.
71	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Investment Grade Corporate ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$21.36	$21.44	$23.71	$25.47	$24.22
Income from investment operations[a]:
Net investment income[b]	0.91	0.81	0.68	0.58	0.60
Net realized and unrealized gains (losses)	0.10	0.04	(2.22)	(1.63)	1.71
Total from investment operations	1.01	0.85	(1.54)	(1.05)	2.31
Less distributions from:
Net investment income	(0.93)	(0.93)	(0.73)	(0.66)	(0.83)
Net realized gains	—	—	—	(0.05)	(0.23)
Total distributions	(0.93)	(0.93)	(0.73)	(0.71)	(1.06)
Net asset value, end of year	$21.44	$21.36	$21.44	$23.71	$25.47
Total return[c]	4.85%	4.13%	(6.46)%	(4.30)%	9.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.42%	0.50%
Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.25%	3.84%	3.13%	2.27%	2.27%
Supplemental data
Net assets, end of year (000’s)	$564,839	$364,152	$644,363	$981,602	$1,018,639
Portfolio turnover rate[d]	47.04%[e]	25.09%[e]	27.84%[e]	36.76%[e]	53.32%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	47.04%	25.09%	27.84%	36.76%	53.32%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	72

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Investment Grade Corporate ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.1%
	Aerospace & Defense 2.8%
[a]	BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	1,500,000	$ 1,483,379
	Boeing Co.,
	3.65%, 3/01/47	United States	3,000,000	2,083,346
	6.528%, 5/01/34	United States	2,400,000	2,572,946
	General Dynamics Corp.,
	2.85%, 6/01/41	United States	1,200,000	867,317
	3.60%, 11/15/42	United States	2,500,000	1,997,431
	Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	3,100,000	3,248,004
	Lockheed Martin Corp., 4.07%, 12/15/42	United States	1,400,000	1,172,676
	Northrop Grumman Corp., 4.95%, 3/15/53	United States	2,700,000	2,437,845
				15,862,944
	Agriculture 0.7%
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	4,000,000	4,080,920
	Airlines 0.7%
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	1,478,922	1,473,931
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,389,795	1,321,902
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	866,688	865,404
				3,661,237
	Apparel 0.1%
	Tapestry, Inc., 5.50%, 3/11/35	United States	615,000	608,114
	Auto Manufacturers 1.1%
	Hyundai Capital America,
	[a] 5.35%, 3/19/29	United States	4,300,000	4,356,760
	[a] 4.55%, 9/26/29	United States	2,000,000	1,957,843
				6,314,603
	Banks 26.9%
	Banco Santander SA, 2.749%, 12/03/30	Spain	1,400,000	1,217,349
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,800,000	3,414,304
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	6,150,000	5,944,750
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	6,950,000	7,062,453
	5.511% to 1/24/35, FRN thereafter, 1/24/36	United States	2,500,000	2,545,269
	5.744% to 2/12/35, FRN thereafter, 2/12/36	United States	1,400,000	1,397,846
	Bank of New York Mellon Corp., 3.85%, 4/28/28	United States	5,600,000	5,543,699
	Barclays PLC, 5.086% to 2/25/28, FRN thereafter, 2/25/29	United Kingdom	2,770,000	2,790,168
[a]	BPCE SA, 5.936% to 5/30/34, FRN thereafter, 5/30/35	France	1,900,000	1,915,458
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,400,000	1,400,446
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	6,300,000	6,164,099
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	3,600,000	3,157,095
[a]	Credit Agricole SA, 5.134%, 3/11/27	France	2,975,000	3,014,030
[a]	Danske Bank AS, 5.427% to 3/01/27, FRN thereafter, 3/01/28	Denmark	2,900,000	2,949,078
	Deutsche Bank AG, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	2,475,000	2,430,820
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	2,775,000	2,759,149
	Goldman Sachs Group, Inc.,
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	10,000,000	9,655,591
	5.33% to 7/23/34, FRN thereafter, 7/23/35	United States	4,500,000	4,479,724
73	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	2,500,000	$ 2,496,464
	Huntington Bancshares, Inc., 5.272% to 1/15/30, FRN thereafter, 1/15/31	United States	2,000,000	2,021,744
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,150,000	4,623,121
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	7,500,000	6,623,122
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	1,800,000	1,811,796
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	5,880,000	6,157,371
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,950,000	3,045,852
	Morgan Stanley,
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	7,875,000	6,600,751
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	4,800,000	4,804,354
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,750,000	1,790,136
[a]	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,100,000	2,697,842
	NatWest Group PLC, 4.964% to 8/15/29, FRN thereafter, 8/15/30	United Kingdom	2,800,000	2,803,534
	PNC Financial Services Group, Inc.,
	6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	6,400,000	6,597,408
	5.222% to 1/29/30, FRN thereafter, 1/29/31	United States	3,300,000	3,358,615
	Royal Bank of Canada, 4.97% to 5/02/30, FRN thereafter, 5/02/31	Canada	2,250,000	2,261,713
	Truist Financial Corp., 7.161% to 10/30/28, FRN thereafter, 10/30/29	United States	4,000,000	4,308,107
	U.S. Bancorp, 5.10% to 7/23/29, FRN thereafter, 7/23/30	United States	4,170,000	4,220,535
	UBS Group AG,
	[a] 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	4,350,000	4,249,887
	[a] 5.428% to 2/08/29, FRN thereafter, 2/08/30	Switzerland	3,000,000	3,054,982
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	5,000,000	5,016,817
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	2,900,000	2,979,426
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,700,000	2,745,836
				152,110,741
	Beverages 0.6%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	2,000,000	1,845,832
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	1,700,000	1,759,496
				3,605,328
	Biotechnology 3.0%
	Amgen, Inc., 5.60%, 3/02/43	United States	4,505,000	4,467,974
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	3,600,000	3,512,710
[a]	CSL Finance PLC, 4.25%, 4/27/32	Australia	4,000,000	3,830,559
	Illumina, Inc., 5.80%, 12/12/25	United States	1,000,000	1,007,222
	Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	United States	4,000,000	2,367,314
	Royalty Pharma PLC, 3.35%, 9/02/51	United States	2,500,000	1,584,857
				16,770,636
	Chemicals 2.0%
	DuPont de Nemours, Inc., 5.319%, 11/15/38	United States	1,640,000	1,692,181
	Huntsman International LLC, 2.95%, 6/15/31	United States	3,150,000	2,675,678
	Nutrien Ltd., 5.20%, 6/21/27	Canada	1,800,000	1,821,456
[a]	Solvay Finance America LLC, 5.65%, 6/04/29	Belgium	3,400,000	3,489,927
	Westlake Corp., 3.125%, 8/15/51	United States	2,800,000	1,734,673
				11,413,915
	Commercial Services & Supplies 0.9%
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	3,000,000	3,019,521
	Global Payments, Inc., 5.40%, 8/15/32	United States	2,100,000	2,125,400
				5,144,921
franklintempleton.com	Annual Report	74

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Construction Materials 0.4%
	Martin Marietta Materials, Inc., 5.15%, 12/01/34	United States	2,525,000	$ 2,510,825
	Diversified REITs 1.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	2,875,000	2,461,455
	Simon Property Group LP, 3.375%, 12/01/27	United States	4,100,000	3,996,894
				6,458,349
	Electric 2.6%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,400,000	2,023,936
	Constellation Energy Generation LLC, 6.50%, 10/01/53	United States	1,850,000	1,941,733
	Consumers Energy Co., 4.05%, 5/15/48	United States	1,500,000	1,212,195
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,800,000	2,069,589
	Virginia Electric & Power Co.,
	Series D, 4.65%, 8/15/43	United States	3,300,000	2,929,142
	Series A, 3.50%, 3/15/27	United States	3,250,000	3,199,219
[a]	Vistra Operations Co. LLC, 5.05%, 12/30/26	United States	1,350,000	1,355,249
				14,731,063
	Electric Utilities 3.3%
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,600,000	1,255,845
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	5,500,000	3,221,711
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	2,900,000	2,678,906
[a]	Enel Finance International NV, 3.625%, 5/25/27	Italy	3,300,000	3,231,439
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	4,700,000	4,345,808
	4.30%, 3/15/42	United States	1,500,000	1,287,945
	MidAmerican Energy Co., 4.25%, 5/01/46	United States	1,500,000	1,244,977
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	2,000,000	1,369,743
				18,636,374
	Electronic Equipment, Instruments & Components 0.4%
	Flex Ltd., 3.75%, 2/01/26	United States	2,000,000	1,982,652
	Entertainment 0.2%
	Warnermedia Holdings, Inc., 4.279%, 3/15/32	United States	1,505,000	1,326,467
	Financial Services 0.3%
	BlackRock Funding, Inc., 5.25%, 3/14/54	United States	1,600,000	1,544,499
	Food 1.8%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
	2.50%, 1/15/27	United States	2,000,000	1,924,533
	3.625%, 1/15/32	United States	3,500,000	3,155,802
	Mars, Inc.,
	[a] 2.375%, 7/16/40	United States	2,000,000	1,396,132
	[a] 5.70%, 5/01/55	United States	900,000	899,883
	McCormick & Co., Inc., 1.85%, 2/15/31	United States	2,500,000	2,121,102
	Mondelez International, Inc., 2.75%, 4/13/30	United States	1,000,000	913,243
				10,410,695
	Gas 1.3%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	1,700,000	1,518,532
	Southern California Gas Co., 5.60%, 4/01/54	United States	3,000,000	2,913,238
	Southern Co. Gas Capital Corp., 4.95%, 9/15/34	United States	3,000,000	2,922,142
				7,353,912
	Health Care Providers & Services 5.9%
	Ascension Health, Series B, 2.532%, 11/15/29	United States	3,900,000	3,586,923
	Centene Corp., 4.25%, 12/15/27	United States	2,900,000	2,832,044
	Cigna Group, 3.20%, 3/15/40	United States	3,000,000	2,275,300
	Elevance Health, Inc., 4.10%, 5/15/32	United States	3,500,000	3,319,523
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	HCA, Inc., 4.50%, 2/15/27	United States	4,100,000	$ 4,087,443
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	4,000,000	4,087,791
	IQVIA, Inc., 6.25%, 2/01/29	United States	2,200,000	2,292,642
	Kaiser Foundation Hospitals, Series 2021, 3.002%, 6/01/51	United States	2,000,000	1,300,365
	Mayo Clinic, Series 2021, 3.196%, 11/15/61	United States	2,000,000	1,303,547
[a]	Roche Holdings, Inc., 2.607%, 12/13/51	United States	2,440,000	1,476,835
	Sutter Health, 5.164%, 8/15/33	United States	2,500,000	2,521,002
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	5,950,000	4,384,267
				33,467,682
	Healthcare-Products 0.8%
	Baxter International, Inc., 2.539%, 2/01/32	United States	3,000,000	2,574,312
	Solventum Corp., 5.60%, 3/23/34	United States	900,000	912,683
	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	United States	1,150,000	1,150,986
				4,637,981
	Home Builders 0.6%
	DR Horton, Inc., 5.00%, 10/15/34	United States	3,500,000	3,412,660
	Household Products 0.9%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	4,900,000	4,803,580
	Insurance 3.9%
	Arch Capital Group U.S., Inc., 5.144%, 11/01/43	United States	2,300,000	2,142,449
	Arthur J Gallagher & Co.,
	5.75%, 3/02/53	United States	1,250,000	1,224,020
	6.50%, 2/15/34	United States	2,050,000	2,226,669
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,200,000	1,695,561
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	3,700,000	3,178,656
[a]	Empower Finance 2020 LP, 1.776%, 3/17/31	Canada	2,875,000	2,438,665
[a]	Jackson National Life Global Funding, 5.55%, 7/02/27	United States	2,100,000	2,140,638
	Marsh & McLennan Cos., Inc., 5.40%, 3/15/55	United States	1,900,000	1,835,827
[a]	MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,300,000	2,342,483
[a]	Pricoa Global Funding I, 5.10%, 5/30/28	United States	2,850,000	2,909,514
				22,134,482
	Internet 1.9%
	Amazon.com, Inc., 2.875%, 5/12/41	United States	5,000,000	3,738,246
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	3,500,000	2,982,035
	Netflix, Inc.,
	[a] 4.875%, 6/15/30	United States	2,300,000	2,325,002
	5.40%, 8/15/54	United States	1,600,000	1,570,901
				10,616,184
	IT Services 1.3%
	Apple, Inc., 2.80%, 2/08/61	United States	2,400,000	1,452,210
[a]	Gartner, Inc., 3.75%, 10/01/30	United States	3,000,000	2,769,649
	Hewlett Packard Enterprise Co., 4.45%, 9/25/26	United States	3,250,000	3,243,327
				7,465,186
	Lodging 0.5%
	Marriott International, Inc.,
	Series R, 3.125%, 6/15/26	United States	1,200,000	1,180,016
	Series GG, 3.50%, 10/15/32	United States	1,700,000	1,516,573
				2,696,589
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.176%, 6/15/29	United States	1,500,000	1,526,050
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media 3.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	1,000,000	$ 863,728
	5.375%, 4/01/38	United States	2,750,000	2,480,991
	3.50%, 3/01/42	United States	3,000,000	2,054,097
	Comcast Corp.,
	4.95%, 10/15/58	United States	1,700,000	1,479,753
	3.75%, 4/01/40	United States	3,600,000	2,954,663
	Fox Corp., 6.50%, 10/13/33	United States	2,600,000	2,785,892
	Paramount Global, 4.95%, 1/15/31	United States	5,000,000	4,806,668
				17,425,792
	Mining 0.3%
	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	United States	1,380,000	1,393,284
	Multi-Utilities 0.3%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,500,000	1,426,735
	Oil & Gas 2.9%
	Aker BP ASA,
	[a] 4.00%, 1/15/31	Norway	2,000,000	1,870,946
	[a] 5.80%, 10/01/54	Norway	1,400,000	1,277,864
	BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	2,220,000	2,183,535
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	3,300,000	3,247,970
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	2,400,000	1,840,547
	Hess Corp., 5.60%, 2/15/41	United States	1,825,000	1,831,272
	TotalEnergies Capital SA, 5.275%, 9/10/54	France	2,700,000	2,546,474
[a]	Var Energi ASA, 7.50%, 1/15/28	Norway	1,650,000	1,748,614
				16,547,222
	Oil, Gas & Consumable Fuels 0.5%
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	2,700,000	2,670,397
	Packaging & Containers 0.2%
[a]	Amcor Flexibles North America, Inc., 5.10%, 3/17/30	United States	890,000	897,588
	Pharmaceuticals 3.2%
	AbbVie, Inc., 5.40%, 3/15/54	United States	1,700,000	1,670,934
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	3,000,000	2,923,192
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	2,500,000	2,211,265
	3.70%, 3/15/52	United States	1,800,000	1,329,105
	CVS Health Corp.,
	5.30%, 12/05/43	United States	3,600,000	3,243,399
	5.25%, 1/30/31	United States	1,400,000	1,413,888
	Eli Lilly & Co., 4.95%, 2/27/63	United States	2,500,000	2,277,860
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	2,900,000	2,755,524
				17,825,167
	Pipelines 2.5%
[a]	DT Midstream, Inc., 5.80%, 12/15/34	United States	1,250,000	1,256,810
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	3,000,000	2,216,974
	Energy Transfer LP,
	5.15%, 3/15/45	United States	4,600,000	4,028,877
	6.05%, 12/01/26	United States	2,600,000	2,657,463
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	4,100,000	3,785,345
				13,945,469
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Real Estate Investment Trusts (REITs) 0.6%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	2,550,000	$ 2,132,009
	Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	1,500,000	1,456,664
				3,588,673
	Real Estate Management & Development 0.9%
	American Tower Corp., 5.00%, 1/31/30	United States	1,845,000	1,860,868
	ERP Operating LP, 4.50%, 7/01/44	United States	1,000,000	869,342
[a]	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30	United States	2,700,000	2,544,559
				5,274,769
	Retail 2.0%
[a]	7-Eleven, Inc., 1.30%, 2/10/28	United States	3,090,000	2,812,051
	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	United States	2,000,000	1,436,939
	Home Depot, Inc., 3.625%, 4/15/52	United States	4,800,000	3,525,989
	Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	3,000,000	1,877,492
	McDonald’s Corp., 3.625%, 9/01/49	United States	2,200,000	1,606,644
				11,259,115
	Semiconductors 1.3%
	Analog Devices, Inc., 2.80%, 10/01/41	United States	2,100,000	1,521,254
[a]	Foundry JV Holdco LLC, 5.90%, 1/25/33	United States	3,125,000	3,182,860
	Marvell Technology, Inc., 5.95%, 9/15/33	United States	2,600,000	2,713,268
				7,417,382
	Software 3.6%
	Fiserv, Inc., 5.60%, 3/02/33	United States	2,900,000	2,981,279
	Intuit, Inc., 5.50%, 9/15/53	United States	1,350,000	1,343,591
	Microsoft Corp., 2.675%, 6/01/60	United States	2,500,000	1,495,288
	Oracle Corp.,
	2.30%, 3/25/28	United States	4,500,000	4,227,654
	3.60%, 4/01/40	United States	4,500,000	3,541,311
	Salesforce, Inc., 2.90%, 7/15/51	United States	2,450,000	1,582,487
	ServiceNow, Inc., 1.40%, 9/01/30	United States	4,100,000	3,461,383
	Synopsys, Inc., 5.70%, 4/01/55	United States	1,650,000	1,639,473
				20,272,466
	Telecommunications 5.7%
	AT&T, Inc., 3.50%, 6/01/41	United States	8,850,000	6,832,094
	Cisco Systems, Inc., 5.30%, 2/26/54	United States	2,600,000	2,546,907
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,950,000	4,084,302
	Rogers Communications, Inc., 4.55%, 3/15/52	Canada	1,600,000	1,276,765
[a]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	1,980,000	1,985,232
	T-Mobile USA, Inc.,
	2.875%, 2/15/31	United States	6,300,000	5,646,003
	5.30%, 5/15/35	United States	2,750,000	2,765,883
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	5,700,000	4,391,065
	Vodafone Group PLC,
	4.25%, 9/17/50	United Kingdom	1,900,000	1,464,309
	5.75%, 6/28/54	United Kingdom	1,240,000	1,184,289
				32,176,849
	Transportation 1.3%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	5,600,000	5,830,277
[a]	FedEx Corp., 4.75%, 11/15/45	United States	2,000,000	1,672,032
				7,502,309
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Trucking & Leasing 1.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,250,000	$ 4,934,811
[a]	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	3,000,000	2,878,182
				7,812,993
	Total Corporate Bonds & Notes (Cost $568,002,740)			542,724,799
	U.S. Government & Agency Securities 1.9%
	U.S. Treasury Bonds,
	4.625%, 11/15/44	United States	4,500,000	4,507,031
	4.75%, 11/15/43	United States	800,000	817,531
	U.S. Treasury Notes, 4.625%, 2/15/35	United States	5,400,000	5,579,297
	Total U.S. Government & Agency Securities (Cost $10,744,293)			10,903,859
	Total Investments before Short-Term Investments (Cost $578,747,033)			553,628,658

	Short-Term Investments 0.4%
	U.S. Government & Agency Securities 0.4%
[b]	Federal Home Loan Bank Discount Notes, 4.107%, 04/01/25	United States	2,405,000	2,404,719
	Total Short-Term Investments (Cost $2,405,000)			2,404,719
	Total Investments (Cost $581,152,033) 98.4%			556,033,377
	Other Assets, less Liabilities 1.6%			8,805,444
	Net Assets 100.0%			$ 564,838,821
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $88,507,522, representing 15.7% of net assets.
[b]The rate shown represents the yield at period end.
See Abbreviations on page 190.
79	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Municipal Green Bond ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$24.03	$23.90	$24.99	$26.86	$26.07
Income from investment operations[a]:
Net investment income[b]	0.86	0.81	0.61	0.36	0.40
Net realized and unrealized gains (losses)	(0.51)	0.18	(1.05)	(1.79)	0.94
Total from investment operations	0.35	0.99	(0.44)	(1.43)	1.34
Less distributions from net investment income	(0.90)	(0.86)	(0.65)	(0.44)	(0.55)
Net asset value, end of year	$23.48	$24.03	$23.90	$24.99	$26.86
Total return[c]	1.45%	4.31%	(1.68)%	(5.44)%	5.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.60%	0.66%	0.78%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	3.61%	3.45%	2.57%	1.34%	1.50%
Supplemental data
Net assets, end of year (000’s)	$98,630	$112,954	$112,349	$104,939	$126,221
Portfolio turnover rate[d]	23.53%[e]	43.86%[e]	66.77%[e]	48.41%[e]	11.86%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	23.53%	43.86%	66.77%	48.41%	11.86%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	80

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Municipal Green Bond ETF
		Principal Amount*	Value
	Municipal Bonds 98.5%
	Alabama 0.3%
[a]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$ 271,147
	Arizona 0.4%
	City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	374,148
	Arkansas 0.6%
	Arkansas Development Finance Authority,
	[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	272,820
	United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	285,798
			558,618
	California 30.3%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	1,014,278
	California Community Choice Financing Authority,
	[b] VRDN, 5.00%, 12/01/53	2,500,000	2,611,363
	[b] VRDN, 5.00%, 2/01/54	3,500,000	3,700,906
	[b] VRDN, 5.25%, 1/01/54	3,160,000	3,303,564
	[b] VRDN, 5.25%, 11/01/54	500,000	530,520
	[b] VRDN, 5.50%, 10/01/54	995,000	1,072,100
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	91,217	75,214
	California Infrastructure & Economic Development Bank,
	California Science Center Foundation, 4.00%, 5/01/46	805,000	754,299
	California Science Center Foundation, 4.00%, 5/01/51	1,000,000	920,226
	California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	186,491
	California Municipal Finance Authority,
	CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	1,002,527
	CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,419,216
	CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,540,085
[a]	California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	260,949
	California State Public Works Board,
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	974,726
	Series D, 4.00%, 5/01/47	1,500,000	1,446,683
	City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	138,018
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	904,524
	City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding, Series 2020A, 4.00%, 11/01/50	100,000	95,210
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A, 5.00%, 7/01/44	150,000	155,178
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,067,646
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	101,701
	San Diego County Regional Airport Authority, Series B, 5.00%, 7/01/51	2,000,000	2,020,019
	San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	154,802
	Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,479,794
	Three Rivers Levee Improvement Authority,
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	252,037
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/29	250,000	252,008
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/31	200,000	199,028
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	98,700
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	154,379
			29,886,191
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Colorado 2.4%
	Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	$ 152,841
[b]	Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, VRDN, Series E, 3.55%, 5/15/64	600,000	600,000
	University of Colorado,
	Refunding, 5.00%, 6/01/27	150,000	157,091
	[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,487,386
			2,397,318
	District of Columbia 4.1%
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	905,000	999,841
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	221,940
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	940,872
	Plenary Infrastructure DC LLC, AMT, Series A, 5.50%, 8/31/35	95,000	105,524
	District of Columbia Water & Sewer Authority,
	Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	350,885
	Sub Series 2019A, 4.00%, 10/01/49	1,565,000	1,418,586
			4,037,648
	Florida 1.5%
	Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	774,638
	City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	155,719
	County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	105,000	109,336
	Somerset Community Development District,
	Special Assessment, Refunding, 4.00%, 5/01/32	415,000	401,020
	Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	93,409
			1,534,122
	Georgia 1.5%
	City of Atlanta Airport Passenger Facility Charge, Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,413,098
	Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	102,475
			1,515,573
	Illinois 4.3%
	Illinois Finance Authority,
	State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	575,000	562,495
	University of Illinois, 5.25%, 10/01/53	3,000,000	3,152,251
	Northern Illinois University, 5.50%, 4/01/49	500,000	524,671
			4,239,417
	Louisiana 3.2%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	900,000	814,541
	[a] Parish of St Charles LA, 4.50%, 11/01/47	900,000	884,844
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	405,000	361,118
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	98,006
	Refunding, Series B, 4.00%, 6/01/39	1,000,000	989,254
			3,147,763
	Maine 0.2%
	City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	243,526
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Maryland 3.6%
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	$ 1,021,347
	Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,051,987
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	367,300
	Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	92,260
			3,532,894
	Massachusetts 3.6%
	Massachusetts Development Finance Agency,
	Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	117,820
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000	425,130
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000	439,809
	Massachusetts Housing Finance Agency,
	Series A-1, 4.90%, 12/01/59	1,000,000	982,714
	Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	83,350
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,483,349
			3,532,172
	Michigan 0.1%
[b]	Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, VRDN, Refunding, Series C, 3.57%, 7/01/41	100,000	100,000
	Minnesota 1.6%
	City of Minneapolis, Green Bond, 3.00%, 12/01/40	100,000	83,257
	Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,533,531
			1,616,788
	Mississippi 0.4%
[a]	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	400,000	369,013
	New Jersey 3.7%
	City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,460,000	1,643,489
	New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	688,673
	Newark Board of Education,
	Newark Board of Education, Refunding, 5.00%, 7/15/28	571,000	605,664
	Refunding, 5.00%, 7/15/30	620,000	674,203
			3,612,029
	New Mexico 0.2%
	City of Santa Fe Wastewater Utility System Revenue,
	Green Bond, 5.00%, 6/01/29	100,000	105,886
	Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	101,049
			206,935
	New York 7.7%
	Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	104,156
	Metropolitan Transportation Authority,
	Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	566,374
	Refunding, 5.00%, 11/15/28	430,000	459,116
	Refunding, Series E, 5.00%, 11/15/32	605,000	652,182
	Series C, 5.00%, 11/15/50	1,510,000	1,520,712
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	793,473
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,610,878
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	New York (continued)
	New York State Dormitory Authority, Cornell University, 5.00%, 7/01/35	100,000	$ 116,338
	New York State Housing Finance Agency,
	Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	84,172
	Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	95,177
	[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,410,000	1,380,087
	New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	267,072
			7,649,737
	Ohio 4.7%
	American Municipal Power, Inc.,
	4.00%, 2/15/41	1,415,000	1,315,220
	Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,698,882
	Ohio State University, 4.00%, 12/01/39	1,500,000	1,490,810
	State of Ohio, Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	104,474
			4,609,386
	Oregon 3.0%
	Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	399,331
	Port of Portland Airport Revenue,
	AMT, 5.50%, 7/01/53	2,250,000	2,368,186
	Series 2020-27A, 5.00%, 7/01/36	150,000	155,708
			2,923,225
	Pennsylvania 2.7%
[b]	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Obligated Group, VRDN, Series B-1, 3.45%, 7/01/54	300,000	300,000
	Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	1,130,000	1,192,181
	School District of Philadelphia,
	Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	108,274
	Series B, 5.00%, 9/01/48	1,000,000	1,045,909
			2,646,364
	Puerto Rico 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	517,825
	Rhode Island 0.1%
	Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	127,029
	Texas 1.0%
	Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	974,658
	Utah 6.0%
	Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	2,825,779
	Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,122,067
			5,947,846
	Vermont 3.5%
	City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	551,916
	Vermont Educational & Health Buildings Financing Agency,
	University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	913,724
	University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,015,000	2,029,535
			3,495,175
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
	Principal Amount*	Value
Municipal Bonds (continued)
Virginia 0.4%
City of Hampton,
3.00%, 9/01/35	240,000	$ 221,174
Green Bond, 4.00%, 9/01/31	100,000	104,662
Green Bond, 5.00%, 9/01/27	50,000	52,644
		378,480
Washington 1.9%
Central Puget Sound Regional Transit Authority, Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	1,851,873
Wisconsin 5.0%
Milwaukee Metropolitan Sewerage District,
Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	137,090
Series A, 3.00%, 10/01/32	1,000,000	950,725
Public Finance Authority,
[a] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	494,323
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,330,000	1,918,283
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	600,000	482,286
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	920,340
		4,903,047
Total Municipal Bonds (Cost $99,305,327)		97,199,947
Total Investments (Cost $99,305,327) 98.5%		97,199,947
Other Assets, less Liabilities 1.5%		1,430,154
Net Assets 100.0%		$ 98,630,101
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $3,728,755, representing 3.8% of net assets.
[b]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
See Abbreviations on page 190.
85	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Senior Loan ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$24.42	$23.83	$24.70	$24.83	$22.85
Income from investment operations[a]:
Net investment income[b]	1.84	2.12	1.49	0.91	0.70
Net realized and unrealized gains (losses)	(0.42)	0.56	(0.92)	(0.23)	1.99
Total from investment operations	1.42	2.68	0.57	0.68	2.69
Less distributions from net investment income	(1.86)	(2.09)	(1.44)	(0.81)	(0.71)
Net asset value, end of year	$23.98	$24.42	$23.83	$24.70	$24.83
Total return[c]	6.01%	11.80%	2.53%	2.76%	11.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.45%	0.45%	0.45%	0.58%	0.92%
Expenses net of waiver and payments by affiliates	0.45%[d]	0.45%	0.45%	0.45%	0.45%
Net investment income	7.60%	8.84%	6.28%	3.72%	2.88%
Supplemental data
Net assets, end of year (000’s)	$1,067,207	$328,487	$206,120	$292,722	$201,101
Portfolio turnover rate[e]	12.68%[f]	16.05%[f]	26.08%[f]	35.67%[f]	45.87%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	12.68%	16.05%	26.08%	35.67%	45.87%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	86

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Senior Loan ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 3.0%
	Advertising 0.3%
[a]	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	3,200,000	$ 3,140,462
	Aerospace & Defense 0.3%
[a]	Goat Holdco LLC, 6.75%, 2/01/32	United States	2,000,000	1,959,290
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	1,700,000	1,675,150
				3,634,440
	Airlines 0.3%
[a]	Air Canada, 3.875%, 8/15/26	Canada	700,000	685,042
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	812,657
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,583,333	1,580,199
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	62,506	62,294
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	137,882
				3,278,074
	Chemicals 0.1%
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	476,029
	Commercial Services & Supplies 0.1%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,000,000	1,013,570
	Construction Materials 0.3%
[a]	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	366,615
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	1,400,000	1,402,371
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	1,000,000	1,007,165
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	725,953
				3,502,104
	Electric 0.1%
[a]	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	776,200
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	424,569
				1,200,769
	Entertainment 0.3%
[a]	Caesars Entertainment, Inc., 6.50%, 2/15/32	United States	1,500,000	1,496,238
[a]	Great Canadian Gaming Corp., 8.75%, 11/15/29	Canada	250,000	251,428
[a]	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	1,200,000	1,173,665
[a]	Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000	497,722
				3,419,053
	Environmental Control 0.1%
[a]	GFL Environmental, Inc., 3.50%, 9/01/28	United States	600,000	567,554
	Financial Services 0.1%
	Jane Street Group/JSG Finance, Inc.,
	[a] 4.50%, 11/15/29	United States	300,000	283,575
	[a] 6.125%, 11/01/32	United States	755,000	743,435
[a]	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	181,549
				1,208,559
	Health Care Providers & Services 0.1%
[a]	Radiology Partners, Inc., 7.775%, 1/31/29	United States	1,440,149	1,427,548
	Insurance 0.3%
[a]	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	468,195
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	1,700,000	1,707,710
	[a] 7.00%, 1/15/31	United States	1,000,000	1,003,858
				3,179,763
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	IT Services 0.1%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	600,000	$ 605,608
	Machinery-Diversified 0.0%†
[a]	GrafTech Finance, Inc., 4.625%, 12/23/29	United States	400,000	276,500
	Media 0.2%
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	727,486
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	1,000,000	1,006,526
				1,734,012
	Oil, Gas & Consumable Fuels 0.0%†
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	148,449
	Packaging & Containers 0.1%
[a,b]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	160,000	161,237
[a]	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27	United States	805,000	789,906
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	400,000	404,000
				1,355,143
	Personal Care Products 0.2%
[a]	Coty, Inc., 5.00%, 4/15/26	United States	1,600,000	1,596,389
	Pharmaceuticals 0.0%
[a,c]	Endo Luxembourg Finance SARL, 6.125%, 4/01/29	Luxembourg	925,000	—
	Retail 0.0%†
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	373,950
	Telecommunications 0.0%†
[a]	CommScope LLC, 4.75%, 9/01/29	United States	219,500	195,421
	Total Corporate Bonds & Notes (Cost $32,205,002)			32,333,397
[d]	Senior Floating Rate Interests 86.1%
	Aerospace & Defense 1.1%
	Air Comm Corp. LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.322%, 11/21/31	United States	3,811,307	3,797,014
	Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 10/31/30	United States	275,945	274,242
	Dynasty Acquisition Co., Inc.,
	2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.325%, 10/31/31	United States	3,606,695	3,600,961
	2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.325%, 10/31/31	United States	1,371,872	1,369,691
	TransDigm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.799%, 1/19/32	United States	2,869,218	2,857,641
				11,899,549
	Air Freight & Logistics 2.1%
	First Student Bidco, Inc.,
	2024 Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	3,283,509	3,281,703
	2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	2,650,639	2,649,314
	2024 Term Loan C, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	810,673	810,267
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Air Freight & Logistics (continued)
	Forward Air Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.791%, 12/19/30	United States	3,063,732	$ 2,982,176
	Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.575%, 1/25/29	United States	5,802,930	5,787,204
	LaserShip, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.799%, 5/07/28	United States	2,985,894	1,298,864
	Savage Enterprises LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.073%, 9/15/28	United States	2,131,603	2,130,270
	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 7/26/28	United States	3,385,083	3,346,730
				22,286,528
	Automobile Components 2.3%
	Clarios Global LP,
	2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 5/06/30	United States	1,329,868	1,313,910
	2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.075%, 1/28/32	Canada	1,977,661	1,951,289
	DexKo Global, Inc.,
	2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.311%, 10/04/28	United States	4,340,457	4,054,985
	2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.549%, 10/04/28	United States	686,053	646,114
	First Brands Group LLC,
	2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.552%, 3/30/27	United States	10,417,318	9,704,409
	2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.552%, 3/30/27	United States	2,445,426	2,278,831
	RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.939%, 1/31/28	United States	5,349,194	5,122,602
				25,072,140
	Automobiles 0.1%
	American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.175%, 3/03/28	United States	1,895,532	1,540,290
	Banks 0.8%
	AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.325%, 8/02/28	United States	8,623,243	8,582,800
	Beverages 0.8%
	Triton Water Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.549%, 3/31/28	United States	8,044,724	8,021,515
	Chemicals 2.6%
	Hexion Holdings Corp.,
	2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.325%, 3/15/29	United States	5,526,790	5,385,664
	2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.862%, 3/15/30	United States	776,471	742,500
	INEOS Quattro Holdings U.K. Ltd.,
	2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.175%, 3/14/30	United States	1,293,693	1,219,306
	2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.675%, 4/02/29	United States	2,663,417	2,563,539
	INEOS U.S. Finance LLC,
	2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.325%, 2/07/31	United States	1,274,576	1,221,681
	2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 2/18/30	Luxembourg	1,467,824	1,413,925
89	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Chemicals (continued)
	Nouryon Finance BV,
	2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.25%, 7.553%, 4/03/28	Netherlands	3,253,811	$ 3,251,094
	2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.25%, 7.554%, 4/03/28	Netherlands	501,487	502,430
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.689%, 4/23/29	United States	9,328,368	8,249,775
	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.291%, 1/31/29	United States	3,115,367	3,093,949
				27,643,863
	Commercial Services & Supplies 7.1%
	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.175%, 5/12/28	United States	11,210,793	11,211,690
	Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.299%, 1/31/31	United States	10,723,685	10,666,742
	CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.299% - 7.313%, 9/29/28	United States	6,328,053	6,326,851
	Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.322%, 2/01/29	Canada	494,975	493,841
	KUEHG Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.549%, 6/12/30	United States	2,000,145	1,998,585
	Madison IAQ LLC,
	[e] 2025 Term Loan B, TBD, 3/28/32	United States	2,000,000	1,983,750
	Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.762%, 6/21/28	United States	7,361,535	7,289,282
	Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.313%, 5/04/28	United States	6,356,690	6,324,143
	Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.325%, 11/15/31	United States	8,691,793	8,645,900
	PG Investment Co. 59 SARL, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.299%, 3/26/31	Luxembourg	997,500	998,747
	Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 10/13/30	United States	4,455,471	4,441,793
	Priority Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.075%, 5/16/31	United States	967,870	968,929
	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 11/19/31	United States	3,640,000	3,600,561
	Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.562%, 3/04/28	United States	3,794,362	3,222,855
	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD Term SOFR + 3.75%, 8.002%, 7/18/31	United States	2,153,737	2,121,431
	Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 11/30/30	United States	3,275,206	3,261,778
	Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 1/30/31	United States	1,898,008	1,872,632
				75,429,510
	Communications Equipment 0.9%
	CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.299%, 12/17/27	United States	3,226,025	3,231,848
	Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.069%, 11/30/29	United States	5,693,113	5,636,552
	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.439%, 3/09/27	United States	708,194	660,901
				9,529,301
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Construction & Engineering 0.8%
	Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.791%, 8/01/30	United States	1,617,239	$ 1,534,129
	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.791% - 6.825%, 7/01/31	United States	794,010	790,167
	Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.060% - 8.077%, 3/27/31	United States	1,856,262	1,852,790
	Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.566%, 3/15/32	United States	4,872,340	4,847,979
				9,025,065
	Construction Materials 2.2%
	Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.675%, 11/03/28	United States	3,980,223	3,947,984
	Cornerstone Building Brands, Inc.,
	2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.669%, 4/12/28	United States	2,335,462	1,976,385
	2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.819%, 5/15/31	United States	2,503,856	2,079,102
	EMRLD Borrower LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.799%, 8/04/31	United States	5,596,686	5,552,221
	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.325%, 3/28/31	United States	1,597,156	1,572,312
	Quikrete Holdings, Inc.,
	2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.575%, 3/19/29	United States	1,267,401	1,257,014
	2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.575%, 4/14/31	United States	3,241,288	3,209,782
	2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 2/10/32	United States	3,627,586	3,591,419
				23,186,219
	Containers & Packaging 2.9%
	Berlin Packaging LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 3.50%, 7.799% - 7.823%, 6/07/31	United States	6,675,270	6,660,251
	Charter NEX U.S., Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.314%, 11/29/30	United States	8,256,405	8,254,753
	Clydesdale Acquisition Holdings, Inc.,
	[e] 2025 Term Loan B, TBD, 3/26/32	United States	4,815,559	4,794,491
	[e] 2025 Delayed Draw Term Loan, TBD, 3/26/32	United States	325,326	323,903
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.227%, 2/12/26	Luxembourg	2,723,114	2,489,375
	Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.323%, 4/15/27	United States	1,481,690	1,478,608
	Pactiv Evergreen Group Holdings, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.825%, 9/24/28	United States	2,330,898	2,330,001
	Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.302% - 8.323%, 9/15/28	United States	4,343,507	4,325,416
				30,656,798
	Distributors 1.1%
	BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 12/11/30	United States	7,168,530	7,078,923
	Windsor Holdings III LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.069%, 8/01/30	United States	4,987,500	4,944,907
				12,023,830
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Electric Utilities 0.2%
	Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 7/31/30	United States	1,293,500	$ 1,291,346
	Talen Energy Supply LLC,
	2023 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.818%, 5/17/30	United States	278,188	278,254
	2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.818%, 12/15/31	United States	357,848	357,751
				1,927,351
	Entertainment 3.2%
	AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.322%, 1/04/29	United States	239,901	239,841
	Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.802%, 10/02/28	United States	6,403,502	5,718,552
	Caesars Entertainment, Inc.,
	Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.563%, 2/06/30	United States	3,955,517	3,939,043
	2024 Term Loan B1, 3 mo. USD Term SOFR + 2.25%, 6.563%, 2/06/31	United States	1,858,351	1,849,059
	Delta 2 Lux SARL,
	[e] 2024 Term Loan B1, TBD, 9/30/31	Luxembourg	1,066,667	1,066,336
	[e] 2024 Term Loan B2, TBD, 9/30/31	Luxembourg	533,333	533,168
	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.049%, 11/30/30	United Kingdom	5,452,511	5,437,898
	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 3 mo. USD Term SOFR + 2.75%, 7.053%, 10/31/29	Gibraltar	2,858,749	2,864,938
	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.566%, 4/14/29	United States	1,286,827	1,285,315
	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.549%, 8/01/30	Canada	579,992	572,162
	Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.296%, 4/04/29	United States	5,032,105	5,009,033
	UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.58%, 11/21/31	United States	5,689,920	5,681,982
				34,197,327
	Financial Services 3.8%
	Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.825%, 8/09/30	United States	2,885,993	2,866,007
	Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.049%, 9/05/31	United States	3,647,575	3,627,057
	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.325%, 10/31/31	United States	4,447,469	4,448,047
	CPI Holdco B LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 5/17/31	United States	3,000,000	2,983,140
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 4/09/27	United States	1,129,703	1,074,749
	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.325%, 4/07/28	United States	7,014,852	7,003,173
	First Eagle Investment Management LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 3.00%, 7.299%, 3/05/29	United States	4,059,000	4,062,998
	Hudson River Trading LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.322%, 3/18/30	United States	2,388,000	2,387,152
	Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.313%, 12/15/31	United States	7,922,712	7,838,534
	Janney Montgomery Scott LLC, Term Loan, 6 mo. USD Term SOFR + 3.25%, 7.467%, 11/28/31	United States	1,611,264	1,615,292
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Financial Services (continued)
	Russell Investments U.S. Institutional Holdco, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 5.00%, 1.500% - 9.291%, 5/30/27	United States	3,067,159	$ 2,978,978
				40,885,127
	Food Products 0.9%
	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.325%, 6/22/30	United States	507,594	508,068
	Froneri Lux Finco SARL, 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.00%, 6.237%, 9/17/31	United States	4,900,000	4,874,545
	Primary Products Finance LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.546%, 4/01/29	United States	3,753,570	3,735,478
				9,118,091
	Health Care Equipment & Supplies 1.1%
	Bausch & Lomb Corp.,
	Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.672%, 5/10/27	United States	2,279,115	2,273,965
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.325%, 9/29/28	United States	1,576,000	1,574,038
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 10/23/28	United States	7,444,411	7,438,715
				11,286,718
	Health Care Providers & Services 5.6%
	ADMI Corp.,
	2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 7.814%, 12/23/27	United States	736,428	729,800
	2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.189%, 12/23/27	United States	7,597,830	7,550,382
	2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.075%, 12/23/27	United States	230,844	232,143
	Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.572%, 2/11/28	United States	8,597,544	8,559,199
	DaVita, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.325%, 5/09/31	United States	1,990,000	1,989,920
	Global Medical Response, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.79%, 10/31/28	United States	455,306	455,811
	LifePoint Health, Inc.,
	2024 Incremental Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 7.817%, 5/19/31	United States	3,444,213	3,324,286
	2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.052%, 5/17/31	United States	2,829,765	2,750,758
	Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.891%, 11/01/28	United States	3,414,960	2,216,309
	MPH Acquisition Holdings LLC,
	2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.037%, 12/31/30	United States	309,484	307,219
	2025 Second Out Term Loan, 3 mo. USD Term SOFR + 4.60%, 9.149%, 12/31/30	United States	2,565,434	2,117,548
	National Mentor Holdings, Inc.,
	2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.149%, 3/02/28	United States	137,937	133,984
	2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.149% - 8.175%, 3/02/28	United States	4,507,055	4,377,905
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Health Care Providers & Services (continued)
	Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 11/15/28	United States	5,704,374	$ 5,698,327
	Phoenix Guarantor, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 2/21/31	United States	6,039,790	6,022,969
	Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 1.50%, 1.500% - 9.59%, 1/31/29	United States	1,727,204	1,669,179
	Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 9/27/30	United States	1,947,000	1,864,252
	Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.072%, 12/19/30	United States	211,538	211,538
	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.687%, 10/01/28	United States	7,266,240	7,142,387
	U.S. Radiology Specialists, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.049%, 12/15/27	United States	2,725,512	2,725,512
				60,079,428
	Hotels, Restaurants & Leisure 0.9%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.825%, 1/27/29	United States	7,416,201	7,312,745
	GBT U.S. III LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.802%, 7/28/31	United States	1,389,039	1,384,143
	Hilton Grand Vacations Borrower LLC,
	2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 8/02/28	United States	903,683	900,398
	2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 1/17/31	United States	396,000	393,650
				9,990,936
	Household Durables 2.2%
	AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.323%, 7/31/28	United States	8,393,392	8,326,874
	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 1/20/32	Netherlands	5,517,584	5,288,604
	II-VI, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 7/02/29	United States	6,013,413	6,012,782
	Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 11/22/29	United States	3,967,595	3,952,359
				23,580,619
	Insurance 6.6%
	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.325%, 11/06/30	United States	9,580,884	9,538,105
	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.069%, 9/19/31	United States	8,698,766	8,655,272
	AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 1/30/32	United States	10,149,126	10,080,163
	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 7.825%, 2/14/31	United States	2,278,193	2,283,433
	Asurion LLC,
	2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 7.689%, 12/23/26	United States	2,016,169	2,014,516
	2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 8.425%, 8/19/28	United States	2,686,362	2,662,668
	2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.675%, 8/19/28	United States	1,153,149	1,144,293
	2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.689%, 1/20/29	United States	5,297,666	4,926,008
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Insurance (continued)
	Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.325%, 6/13/31	United States	7,141,063	$ 7,088,147
	HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.787%, 6/20/30	United States	10,799,915	10,766,976
	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.313%, 7/31/31	United States	8,619,875	8,601,687
	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 5/06/31	United States	2,843,205	2,828,989
				70,590,257
	IT Services 2.1%
	Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.791%, 8/15/29	United States	1,373,663	1,195,774
	CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.802%, 11/08/32	United States	2,400,000	2,388,180
	Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.649%, 8/19/28	United States	413,472	397,450
	MH Sub I LLC,
	2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.575%, 5/03/28	United States	8,013,864	7,633,245
	2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.575%, 12/31/31	United States	2,919,591	2,690,082
	Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.325%, 8/31/28	United States	7,724,486	7,708,806
				22,013,537
	Machinery 2.0%
	CD&R Hydra Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.425%, 3/25/31	United States	2,577,474	2,479,903
	CPM Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.823%, 9/28/28	United States	2,973,662	2,929,057
	Pro Mach Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.075%, 8/31/28	United States	4,296,316	4,289,829
	TK Elevator U.S. Newco, Inc.,
	[e] 2025 USD Term Loan B, TBD, 4/30/30	Germany	1,700,000	1,697,561
	USD Term Loan B, 6 mo. USD Term SOFR + 3.50%, 7.737%, 4/30/30	United States	2,056,586	2,053,635
	Vertiv Group Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.073%, 3/02/27	United States	486,743	486,052
	WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.573%, 1/27/31	United States	7,667,981	7,607,135
				21,543,172
	Media 2.0%
	Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.822% - 7.829%, 3/24/31	United States	5,786,436	5,747,494
	Charter Communications Operating LLC, 2024 Term Loan B5, 3 mo. USD Term SOFR + 2.25%, 6.56%, 12/15/31	United States	3,247,416	3,239,704
	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 7.437%, 12/01/28	United States	2,453,503	2,254,413
	iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.209%, 5/01/29	United States	1,042,388	849,978
	McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 8/06/31	United States	1,200,268	1,199,842
	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.389%, 4/11/29	United States	3,135,706	2,711,900
	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.939%, 9/18/26	United States	775,555	775,943
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Media (continued)
	Univision Communications, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.939%, 1/31/29	United States	1,687,250	$ 1,646,123
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 7.684%, 1/31/29	United States	2,470,000	2,425,651
				20,851,048
	Paper & Forest Products 0.2%
	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.075%, 5/23/31	United States	1,983,000	1,980,273
	Passenger Airlines 1.7%
	Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.319%, 3/21/31	Canada	1,095,897	1,085,278
	American Airlines, Inc.,
	2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.25%, 6.507%, 6/04/29	United States	7,156,429	7,064,290
	2021 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.814%, 4/20/28	United States	1,026,795	1,048,938
	United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.297%, 2/22/31	United States	1,549,925	1,548,537
	WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 2/14/31	Canada	7,117,623	6,870,286
				17,617,329
	Personal Care Products 0.7%
	Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.189%, 5/17/28	United States	2,004,592	1,741,129
[e]	OPAL Bidco SAS, USD Term Loan B, TBD, 3/31/32	United States	6,300,000	6,268,500
				8,009,629
	Pharmaceuticals 1.4%
	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.325%, 4/23/31	United States	3,270,600	3,246,888
	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.399%, 10/01/27	United States	2,651,776	2,494,366
	Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.463%, 11/15/27	United States	748,921	742,698
	Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 5/05/28	United States	1,742,028	1,743,335
	Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.572%, 5/19/31	United States	944,974	933,162
	Perrigo Investments LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.325%, 4/20/29	Ireland	1,061,990	1,061,990
	Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.575%, 12/04/31	United States	4,934,483	4,926,563
				15,149,002
	Real Estate Management & Development 1.4%
	CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.939%, 6/02/28	United States	8,447,043	8,306,273
	Cushman & Wakefield U.S. Borrower LLC,
	2025 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.075%, 1/31/30	United States	3,593,756	3,589,263
	2024 Tranche 2 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.575%, 1/31/30	United States	3,108,741	3,110,032
				15,005,568
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Semiconductors & Semiconductor Equipment 0.2%
	MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.319%, 8/17/29	United States	2,357,030	$ 2,357,772
	Software 15.5%
	Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.325%, 12/11/28	United States	4,817,910	4,766,286
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.325%, 2/15/29	United States	10,701,139	10,594,127
	Boxer Parent Co., Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.291%, 7/30/31	United States	8,600,000	8,462,486
	Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 7/06/29	United States	8,617,669	7,421,968
	Cloud Software Group, Inc.,
	2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.799%, 3/30/29	United States	2,569,090	2,548,653
	2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.049%, 3/21/31	United States	7,099,785	7,040,218
	Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.175%, 10/08/28	United States	6,381,573	6,306,781
	ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.061%, 9/29/28	United States	1,628,998	1,629,683
	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.189%, 10/16/28	United States	2,209,191	1,924,758
	Cotiviti Corp.,
	[e] 2025 Incremental Term Loan, TBD, 2/13/32	United States	4,000,000	3,915,000
	2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.073%, 5/01/31	United States	10,315,780	10,109,464
	DCert Buyer, Inc.,
	2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.325%, 10/16/26	United States	1,809,615	1,764,601
	2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.325%, 2/19/29	United States	1,000,000	817,500
	Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.572%, 1/18/29	United States	7,305,086	7,295,954
	Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.75%, 7.075%, 5/30/31	United States	11,183,939	11,167,443
	Flash Charm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.791%, 3/02/28	United States	6,849,382	6,366,706
	Flexera Software LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.299%, 3/03/28	United States	4,934,599	4,915,329
	Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 1/30/32	United States	10,761,310	10,661,391
	Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.189%, 3/13/28	United States	4,444,235	4,405,926
	PointClickCare Technologies, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 11/03/31	Canada	3,990,000	3,985,033
	Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.302%, 6/02/28	United States	1,964,129	1,884,837
	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 10/28/30	United States	8,582,096	8,573,127
	Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.299%, 7/16/31	United States	6,050,179	6,023,225
	Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.925%, 10/02/28	United States	989,744	972,779
	Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.575%, 11/28/28	United States	2,328,892	2,325,993
	Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.075%, 5/15/28	United States	1,895,250	1,884,002
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Software (continued)
	Sovos Compliance LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 8/12/29	United States	5,562,796	$ 5,545,802
	Surf Holdings LLC, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.936%, 3/05/27	United States	2,984,344	2,988,343
	UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.329%, 2/10/31	United States	10,594,297	10,583,755
	VS Buyer LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.072%, 4/12/31	United States	1,855,193	1,857,512
	Waystar Technologies, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 10/22/29	United States	2,084,434	2,079,223
	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.575%, 11/26/31	United States	4,507,495	4,501,861
				165,319,766
	Specialty Retail 4.9%
	1011778 BC Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.075%, 9/20/30	Canada	4,588,442	4,552,813
	Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.075%, 1/28/32	United States	3,433,903	3,372,368
	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 4.00%, 8.552%, 1/29/31	United States	3,254,294	2,978,362
	Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 1/23/32	United States	5,978,475	5,973,244
	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 6/11/31	United States	1,262,522	1,233,257
	IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 12/15/27	United States	8,157,257	8,115,451
	Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.046%, 12/04/31	United States	1,908,853	1,838,636
	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.811%, 4/17/28	United States	1,942,200	1,447,609
	Peer Holding III BV,
	[e] 2025 USD Term Loan B4B, TBD, 10/28/30	Netherlands	400,000	400,064
	[e] 2025 USD Term Loan B5B, TBD, 7/01/31	Netherlands	1,017,812	1,017,303
	2024 USD Term Loan B5, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/01/31	Netherlands	2,495,496	2,494,249
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.811%, 3/03/28	United States	6,258,289	5,709,812
	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.175%, 2/11/28	United States	1,292,879	1,275,367
	Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.825%, 8/03/28	United States	7,413,282	7,390,412
	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.575%, 10/19/29	United States	4,155,833	4,039,324
				51,838,271
	Technology Hardware, Storage & Peripherals 3.9%
	Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 9/29/31	United States	2,780,069	2,694,068
	Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.295%, 12/09/31	United States	7,443,943	7,374,156
	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.075%, 6/27/31	United States	6,249,323	6,245,448
[e]	Kaseya, Inc., 2025 1st Lien Term Loan B, TBD, 3/22/32	United States	5,351,570	5,341,562
	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.323%, 3/01/29	United States	12,568,006	12,027,582
	Nielsen Consumer, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.825%, 3/06/28	United States	4,939,583	4,929,704
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[d]	Senior Floating Rate Interests (continued)
	Technology Hardware, Storage & Peripherals (continued)
	Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.175%, 2/01/28	United States	3,743,295	$ 3,340,011
				41,952,531
	Textiles, Apparel & Luxury Goods 0.8%
	ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 12/21/28	United States	5,146,036	5,098,719
	Varsity Brands, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.819%, 8/26/31	United States	3,743,590	3,676,916
				8,775,635
	Total Floating Rate Loans (Cost $935,272,235)			918,966,795
	Asset-Backed Securities 0.2%
[a,f]	BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 6.762%, 10/25/30	United States	1,000,000	1,002,458
[a,f]	LCM XVIII LP, Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.405%, 4/20/31	United States	1,000,000	1,002,150
	Total Asset-Backed Securities (Cost $1,996,875)			2,004,608

			Shares
	Common Stocks 0.1%
	Health Care Providers & Services 0.1%
[g]	Endo, Inc.	United States	14,185	340,440
	Total Common Stocks (Cost $238,946)			340,440
	Exchange-Traded Funds 1.3%
	Fixed Income Funds 1.3%
[h]	Franklin High Yield Corporate ETF	United States	295,966	7,052,870
	Invesco Senior Loan ETF	United States	337,413	6,984,449
				14,037,319
	Total Exchange-Traded Funds (Cost $14,191,785)			14,037,319
	Total Investments before Short-Term Investments (Cost $983,904,843)			967,682,559

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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
	Short-Term Investments 4.7%
	U.S. Government & Agency Securities 4.7%
[i]	Federal Home Loan Bank Discount Notes, 4.107%, 04/01/25	United States	50,000,000	$ 49,994,153
	Total Short-Term Investments (Cost $50,000,000)			49,994,153
	Total Investments (Cost $1,033,904,843) 95.4%			1,017,676,712
	Other Assets, less Liabilities 4.6%			49,530,398
	Net Assets 100.0%			$ 1,067,207,110
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $34,189,556, representing 3.2% of net assets.
[b]Security purchased on a when-issued basis. See Note 1(d).
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]The coupon rate shown represents the rate at period end.
[e]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[f]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[g]Non-income producing.
[h]The fund is affiliated. See Note 3(d).
[i]The rate shown represents the yield at period end.
See Abbreviations on page 190.
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Franklin Templeton ETF Trust
Consolidated Financial Highlights
Franklin Systematic Style Premia ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$23.92	$21.45	$21.25	$19.55	$23.16
Income from investment operations[a]:
Net investment income[b]	0.53	0.48	0.26	0.14	0.23
Net realized and unrealized gains (losses)	0.36	2.25	0.40	1.82	(2.25)
Total from investment operations	0.89	2.73	0.66	1.96	(2.02)
Less distributions from:
Net investment income	(0.28)	(0.26)	(0.46)	(0.26)	(0.05)
Net realized gains	—	—	—	—	(1.54)
Total distributions	(0.28)	(0.26)	(0.46)	(0.26)	(1.59)
Net asset value, end of year	$24.53	$23.92	$21.45	$21.25	$19.55
Total return[c]	3.77%	12.83%	3.13%	10.09%	(8.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.67%	0.67%	0.69%	0.73%	1.14%
Expenses net of waiver and payments by affiliates	0.62%	0.65%	0.65%	0.63%	0.65%
Net investment income	2.21%	2.13%	1.21%	0.69%	1.08%
Supplemental data
Net assets, end of year (000’s)	$312,747	$184,154	$91,146	$55,258	$46,927
Portfolio turnover rate[d]	88.00%[e]	180.11%[e]	188.38%[e]	189.89%[e]	171.16%[e]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[e]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	88.00%	180.11%	188.38%	189.89%	171.16%
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments, March 31, 2025
Franklin Systematic Style Premia ETF
		Country	Shares	Value
	Common Stocks 66.0%
	Aerospace & Defense 1.9%
	General Electric Co.	United States	9,572	$ 1,915,836
	L3Harris Technologies, Inc.	United States	4,069	851,682
	RTX Corp.	United States	23,931	3,169,900
	Textron, Inc.	United States	2,264	163,574
				6,100,992
	Air Freight & Logistics 0.5%
	CH Robinson Worldwide, Inc.	United States	1,445	147,968
	Deutsche Post AG	Germany	14,349	611,932
	Expeditors International of Washington, Inc.	United States	1,590	191,198
	FedEx Corp.	United States	2,766	674,295
				1,625,393
	Automobile Components 0.1%
	Sumitomo Electric Industries Ltd.	Japan	17,200	283,638
	Automobiles 0.8%
	General Motors Co.	United States	22,704	1,067,769
	Isuzu Motors Ltd.	Japan	7,100	95,741
	Mercedes-Benz Group AG	Germany	15,018	879,095
	Subaru Corp.	Japan	8,200	145,038
	Suzuki Motor Corp.	Japan	35,700	432,105
				2,619,748
	Banks 3.9%
	AIB Group PLC	Ireland	23,099	148,462
	Banco Santander SA	Spain	285,897	1,913,487
	Barclays PLC	United Kingdom	256,996	954,684
	BNP Paribas SA	France	10,182	845,902
	BOC Hong Kong Holdings Ltd.	China	90,000	363,225
	Citigroup, Inc.	United States	41,428	2,940,974
	DBS Group Holdings Ltd., Class A	Singapore	7,600	262,757
	Fifth Third Bancorp	United States	13,958	547,154
	ING Groep NV	Netherlands	46,908	911,554
	NatWest Group PLC	United Kingdom	128,406	748,814
	Standard Chartered PLC	United Kingdom	43,717	642,994
	UniCredit SpA	Italy	26,165	1,456,415
	Wells Fargo & Co.	United States	7,962	571,592
				12,308,014
	Beverages 0.2%
	Asahi Group Holdings Ltd.	Japan	15,600	199,460
	Coca-Cola HBC AG	Switzerland	2,692	121,753
	Kirin Holdings Co. Ltd.	Japan	8,400	116,698
	Molson Coors Beverage Co., Class B	United States	2,280	138,784
				576,695
	Biotechnology 2.7%
	AbbVie, Inc.	United States	10,616	2,224,264
[a]	Biogen, Inc.	United States	3,021	413,394
[a]	Genmab AS	Denmark	521	101,082
	Gilead Sciences, Inc.	United States	29,606	3,317,352
[a]	Incyte Corp.	United States	1,999	121,039
[a]	Neurocrine Biosciences, Inc.	United States	1,338	147,983
	Regeneron Pharmaceuticals, Inc.	United States	1,147	727,462
[a]	United Therapeutics Corp.	United States	1,002	308,886
[a]	Vertex Pharmaceuticals, Inc.	United States	2,563	1,242,594
				8,604,056
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Broadline Retail 0.5%
	eBay, Inc.	United States	9,997	$ 677,097
[a]	MercadoLibre, Inc.	Brazil	251	489,669
	Next PLC	United Kingdom	1,309	187,291
[a]	Rakuten Group, Inc.	Japan	21,200	120,687
				1,474,744
	Building Products 0.5%
	Allegion PLC	United States	1,400	182,644
[a]	Builders FirstSource, Inc.	United States	1,156	144,431
	Carlisle Cos., Inc.	United States	499	169,909
	Cie de Saint-Gobain SA	France	6,040	598,289
	Lennox International, Inc.	United States	357	200,216
	Masco Corp.	United States	2,509	174,476
	Owens Corning	United States	965	137,821
				1,607,786
	Capital Markets 1.8%
	3i Group PLC	United Kingdom	17,818	831,629
	Ameriprise Financial, Inc.	United States	1,171	566,893
	Bank of New York Mellon Corp.	United States	13,433	1,126,626
	Carlyle Group, Inc.	United States	3,479	151,650
	Deutsche Bank AG	Germany	11,904	280,577
	Morgan Stanley	United States	3,576	417,212
	Nomura Holdings, Inc.	Japan	71,900	436,670
	Northern Trust Corp.	United States	4,769	470,462
	Partners Group Holding AG	Switzerland	294	414,042
	SEI Investments Co.	United States	1,534	119,084
	State Street Corp.	United States	6,097	545,864
	T. Rowe Price Group, Inc.	United States	4,664	428,482
				5,789,191
	Chemicals 1.6%
	Asahi Kasei Corp.	Japan	17,100	119,725
	CF Industries Holdings, Inc.	United States	4,204	328,542
	Corteva, Inc.	United States	14,480	911,226
	Ecolab, Inc.	United States	5,169	1,310,445
	Givaudan SA	Switzerland	115	493,665
	Linde PLC	United States	973	453,068
	LyondellBasell Industries NV, Class A	United States	2,775	195,360
	Nitto Denko Corp.	Japan	10,000	182,894
	RPM International, Inc.	United States	3,051	352,940
	Shin-Etsu Chemical Co. Ltd.	Japan	21,500	609,028
				4,956,893
	Commercial Services & Supplies 0.6%
	Cintas Corp.	United States	4,675	960,852
[a]	Copart, Inc.	United States	11,554	653,841
	Rollins, Inc.	United States	6,030	325,801
				1,940,494
	Communications Equipment 1.7%
	Cisco Systems, Inc.	United States	56,008	3,456,254
[a]	F5, Inc.	United States	1,350	359,464
	Motorola Solutions, Inc.	United States	3,161	1,383,917
	Nokia OYJ	Finland	48,831	255,297
				5,454,932
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Construction & Engineering 0.1%
	ACS Actividades de Construccion y Servicios SA	Spain	2,275	$ 129,631
	Bouygues SA	France	3,995	157,124
				286,755
	Construction Materials 0.4%
	CRH PLC	United States	13,000	1,143,610
	Heidelberg Materials AG	Germany	1,422	242,004
				1,385,614
	Consumer Staples Distribution & Retail 2.0%
	Carrefour SA	France	6,675	95,321
	George Weston Ltd.	Canada	700	119,320
	Koninklijke Ahold Delhaize NV	Netherlands	19,089	712,625
	Kroger Co.	United States	12,372	837,461
	Loblaw Cos. Ltd.	Canada	1,100	154,126
	Sysco Corp.	United States	5,985	449,114
	Target Corp.	United States	4,373	456,366
	Walmart, Inc.	United States	40,729	3,575,599
				6,399,932
	Containers & Packaging 0.3%
	Amcor PLC	United States	30,378	294,667
	Crown Holdings, Inc.	United States	2,868	255,998
	Packaging Corp. of America	United States	2,112	418,218
				968,883
	Diversified Telecommunication Services 1.5%
	AT&T, Inc.	United States	84,328	2,384,796
	Deutsche Telekom AG	Germany	61,979	2,291,020
	Koninklijke KPN NV	Netherlands	41,736	176,591
				4,852,407
	Electric Utilities 1.5%
	CLP Holdings Ltd.	Hong Kong	40,000	325,952
	Duke Energy Corp.	United States	13,939	1,700,140
	Enel SpA	Italy	98,844	800,465
	Entergy Corp.	United States	7,876	673,319
	FirstEnergy Corp.	United States	5,029	203,272
	Iberdrola SA	Spain	12,709	205,100
	NRG Energy, Inc.	United States	4,868	464,699
	SSE PLC	United Kingdom	8,573	176,386
				4,549,333
	Electrical Equipment 0.3%
	Fujikura Ltd.	Japan	5,900	212,974
	Mitsubishi Electric Corp.	Japan	39,800	723,927
				936,901
	Electronic Equipment, Instruments & Components 0.5%
	Amphenol Corp., Class A	United States	7,418	486,547
	Jabil, Inc.	United States	1,505	204,785
	TDK Corp.	Japan	35,700	369,080
	TE Connectivity PLC	Ireland	4,169	589,163
				1,649,575
	Entertainment 1.3%
	Electronic Arts, Inc.	United States	5,280	763,065
	Konami Group Corp.	Japan	1,200	141,073
[a]	Live Nation Entertainment, Inc.	United States	1,788	233,477
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Entertainment (continued)
[a]	Netflix, Inc.	United States	2,330	$ 2,172,795
[a]	Sea Ltd., ADR	Singapore	6,600	861,234
				4,171,644
	Financial Services 2.3%
	Corebridge Financial, Inc.	United States	7,082	223,579
[a]	Corpay, Inc.	United States	655	228,412
	Equitable Holdings, Inc.	United States	8,566	446,203
	EXOR NV	Netherlands	1,243	112,182
	Fidelity National Information Services, Inc.	United States	9,949	742,991
	Investor AB, Class B	Sweden	31,811	944,820
	Mastercard, Inc., Class A	United States	4,790	2,625,495
	ORIX Corp.	Japan	24,200	499,082
[a]	PayPal Holdings, Inc.	United States	21,205	1,383,626
				7,206,390
	Food Products 0.3%
	Archer-Daniels-Midland Co.	United States	9,637	462,672
	Bunge Global SA	United States	1,650	126,093
	Kellanova	United States	2,875	237,159
				825,924
	Gas Utilities 0.1%
	Tokyo Gas Co. Ltd.	Japan	5,400	171,995
	Ground Transportation 0.7%
	CSX Corp.	United States	26,312	774,362
[a]	Uber Technologies, Inc.	United States	18,172	1,324,012
				2,098,374
	Health Care Equipment & Supplies 1.7%
[a]	Edwards Lifesciences Corp.	United States	14,355	1,040,450
[a]	Hologic, Inc.	United States	2,848	175,921
	Hoya Corp.	Japan	3,800	426,401
[a]	IDEXX Laboratories, Inc.	United States	1,079	453,126
[a]	Insulet Corp.	United States	1,561	409,934
	Medtronic PLC	United States	24,000	2,156,640
	Sysmex Corp.	Japan	12,300	233,350
	Terumo Corp.	Japan	28,600	534,935
				5,430,757
	Health Care Providers & Services 0.8%
	Cardinal Health, Inc.	United States	4,148	571,470
[a]	Centene Corp.	United States	6,961	422,602
	Fresenius Medical Care AG	Germany	2,267	111,764
	HCA Healthcare, Inc.	United States	2,800	967,540
[a]	Molina Healthcare, Inc.	United States	660	217,398
	Universal Health Services, Inc., Class B	United States	747	140,361
				2,431,135
	Health Care Technology 0.1%
[a]	Veeva Systems, Inc., Class A	United States	1,937	448,667
	Hotels, Restaurants & Leisure 1.0%
	Booking Holdings, Inc.	United States	306	1,409,714
[a]	Carnival Corp.	United States	16,824	328,573
	Domino’s Pizza, Inc.	United States	374	171,834
	Expedia Group, Inc.	United States	2,619	440,254
	InterContinental Hotels Group PLC	United Kingdom	910	96,927
	Las Vegas Sands Corp.	United States	4,577	176,810
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
	Royal Caribbean Cruises Ltd.	United States	2,544	$ 522,639
	Wynn Resorts Ltd.	United States	1,114	93,019
				3,239,770
	Household Durables 0.3%
	Panasonic Holdings Corp.	Japan	50,900	602,978
	PulteGroup, Inc.	United States	1,798	184,835
				787,813
	Household Products 0.9%
	Clorox Co.	United States	3,021	444,842
	Colgate-Palmolive Co.	United States	10,310	966,047
	Kimberly-Clark Corp.	United States	6,866	976,483
	Procter & Gamble Co.	United States	2,628	447,864
				2,835,236
	Independent Power Producers & Energy Traders 0.2%
	Vistra Corp.	United States	6,268	736,114
	Industrial Conglomerates 0.5%
	3M Co.	United States	9,888	1,452,152
	Insurance 2.4%
	Aegon Ltd.	Netherlands	19,699	128,737
	Aflac, Inc.	United States	8,671	964,129
	Ageas SA	Belgium	2,015	120,475
	AIA Group Ltd.	Hong Kong	107,200	807,414
	American International Group, Inc.	United States	13,008	1,130,916
	Cincinnati Financial Corp.	United States	3,271	483,192
	Dai-ichi Life Holdings, Inc.	Japan	74,800	566,727
	Hartford Insurance Group, Inc.	United States	4,814	595,636
	Japan Post Holdings Co. Ltd.	Japan	44,200	441,291
	Loews Corp.	United States	2,070	190,254
	MetLife, Inc.	United States	7,342	589,489
	MS&AD Insurance Group Holdings, Inc.	Japan	23,200	500,334
	NN Group NV	Netherlands	2,880	159,531
	Sompo Holdings, Inc.	Japan	18,600	562,328
	Suncorp Group Ltd.	Australia	12,307	147,477
				7,387,930
	Interactive Media & Services 0.6%
	Alphabet, Inc., Class C	United States	3,243	506,654
[b]	Auto Trader Group PLC	United Kingdom	11,115	106,768
	LY Corp.	Japan	32,100	108,681
	Meta Platforms, Inc., Class A	United States	2,030	1,170,011
				1,892,114
	IT Services 1.2%
	CGI, Inc., Class A	Canada	4,300	429,208
	Cognizant Technology Solutions Corp., Class A	United States	10,419	797,053
[a]	Gartner, Inc.	United States	1,589	666,967
[a]	GoDaddy, Inc., Class A	United States	2,961	533,395
	NEC Corp.	Japan	25,500	536,295
[a]	Twilio, Inc., Class A	United States	3,608	353,259
[a]	VeriSign, Inc.	United States	2,088	530,081
				3,846,258
	Leisure Products 0.2%
	Bandai Namco Holdings, Inc.	Japan	14,600	488,554
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services 1.0%
	Agilent Technologies, Inc.	United States	5,154	$ 602,915
[a]	Avantor, Inc.	United States	7,500	121,575
[a]	IQVIA Holdings, Inc.	United States	2,513	443,042
[a]	Mettler-Toledo International, Inc.	United States	374	441,660
	Thermo Fisher Scientific, Inc.	United States	1,918	954,397
[a]	Waters Corp.	United States	1,222	450,392
				3,013,981
	Machinery 0.9%
	Cummins, Inc.	United States	2,000	626,880
	GEA Group AG	Germany	1,902	114,849
	Ingersoll Rand, Inc.	United States	5,274	422,078
	Makita Corp.	Japan	2,800	92,216
	PACCAR, Inc.	United States	4,005	389,967
	Parker-Hannifin Corp.	United States	946	575,026
	Snap-on, Inc.	United States	579	195,129
	Techtronic Industries Co. Ltd.	Hong Kong	33,000	395,518
				2,811,663
	Marine Transportation 0.0%†
	AP Moller - Maersk AS, Class B	Denmark	51	88,499
	Media 0.4%
	Comcast Corp., Class A	United States	24,548	905,821
	Fox Corp., Class A	United States	4,792	271,227
				1,177,048
	Metals & Mining 0.9%
	Agnico Eagle Mines Ltd.	Canada	10,700	1,159,102
	ArcelorMittal SA	Luxembourg	5,404	154,516
	Fortescue Ltd.	Australia	42,539	407,431
	Kinross Gold Corp.	Canada	33,400	420,734
	Nippon Steel Corp.	Japan	10,300	220,065
	Reliance, Inc.	United States	628	181,335
	Steel Dynamics, Inc.	United States	1,550	193,874
				2,737,057
	Multi-Utilities 0.3%
	Centrica PLC	United Kingdom	77,960	150,286
	Engie SA	France	27,129	528,511
	NiSource, Inc.	United States	3,819	153,104
				831,901
	Oil, Gas & Consumable Fuels 2.8%
	Cheniere Energy, Inc.	United States	4,962	1,148,207
	Coterra Energy, Inc., Class A	United States	7,149	206,606
	Devon Energy Corp.	United States	6,711	250,991
	ENEOS Holdings, Inc.	Japan	64,600	337,947
	EOG Resources, Inc.	United States	10,958	1,405,254
	Equinor ASA	Norway	19,226	508,543
	Imperial Oil Ltd.	Canada	2,300	166,118
	Inpex Corp.	Japan	12,000	165,106
	Marathon Petroleum Corp.	United States	6,409	933,727
	Ovintiv, Inc.	United States	3,424	146,547
	Phillips 66	United States	5,166	637,898
	Suncor Energy, Inc.	Canada	23,200	898,179
	Valero Energy Corp.	United States	5,778	763,101
	Williams Cos., Inc.	United States	21,508	1,285,318
				8,853,542
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Passenger Airlines 0.1%
	Delta Air Lines, Inc.	United States	4,446	$ 193,846
	Personal Care Products 0.3%
	Beiersdorf AG	Germany	871	112,338
	Estee Lauder Cos., Inc., Class A	United States	2,949	194,634
	Kao Corp.	Japan	10,100	437,189
	L’Oreal SA	France	379	140,362
				884,523
	Pharmaceuticals 3.1%
	Bristol-Myers Squibb Co.	United States	35,381	2,157,887
	Chugai Pharmaceutical Co. Ltd.	Japan	2,500	113,665
	Daiichi Sankyo Co. Ltd.	Japan	32,400	760,709
	Novartis AG	Switzerland	32,165	3,556,964
	Otsuka Holdings Co. Ltd.	Japan	11,000	570,302
	Roche Holding AG	Switzerland	4,610	1,513,653
	Roche Holding AG	Switzerland	492	170,386
	Royalty Pharma PLC, Class A	United States	7,976	248,293
	Shionogi & Co. Ltd.	Japan	17,800	267,345
	Viatris, Inc.	United States	28,994	252,538
				9,611,742
	Professional Services 1.4%
	Broadridge Financial Solutions, Inc.	United States	1,831	443,944
	Jacobs Solutions, Inc.	United States	2,958	357,592
	Leidos Holdings, Inc.	United States	3,003	405,225
	Paycom Software, Inc.	United States	614	134,147
	Recruit Holdings Co. Ltd.	Japan	27,100	1,387,620
	RELX PLC	United Kingdom	27,452	1,372,347
	SS&C Technologies Holdings, Inc.	United States	2,447	204,398
				4,305,273
	Real Estate Management & Development 0.6%
[a]	CBRE Group, Inc., Class A	United States	7,339	959,795
	CK Asset Holdings Ltd.	Hong Kong	30,000	121,268
	Daiwa House Industry Co. Ltd.	Japan	14,200	468,902
	Sun Hung Kai Properties Ltd.	Hong Kong	35,500	337,191
				1,887,156
	Residential REITs 0.2%
	AvalonBay Communities, Inc.	United States	1,961	420,870
	UDR, Inc.	United States	3,883	175,395
				596,265
	Retail REITs 0.4%
	Link REIT	Hong Kong	61,900	289,598
	Regency Centers Corp.	United States	2,119	156,297
	Simon Property Group, Inc.	United States	5,024	834,386
				1,280,281
	Semiconductors & Semiconductor Equipment 3.2%
	Advantest Corp.	Japan	13,100	566,960
	Applied Materials, Inc.	United States	15,365	2,229,769
	KLA Corp.	United States	2,939	1,997,932
	NVIDIA Corp.	United States	13,515	1,464,756
	QUALCOMM, Inc.	United States	20,942	3,216,901
	Renesas Electronics Corp.	Japan	15,300	203,348
	Skyworks Solutions, Inc.	United States	1,911	123,508
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Teradyne, Inc.	United States	1,155	$ 95,403
				9,898,577
	Software 7.0%
[a]	Adobe, Inc.	United States	7,858	3,013,779
[a]	ANSYS, Inc.	United States	1,824	577,405
[a]	AppLovin Corp., Class A	United States	3,480	922,096
[a]	Autodesk, Inc.	United States	4,712	1,233,602
[a]	Cadence Design Systems, Inc.	United States	2,642	671,940
[a]	Check Point Software Technologies Ltd.	Israel	665	151,567
	Constellation Software, Inc.	Canada	200	633,298
[a]	Docusign, Inc.	United States	4,748	386,487
[a]	Dynatrace, Inc.	United States	7,941	374,418
[a]	Fair Isaac Corp.	United States	454	837,249
[a]	Fortinet, Inc.	United States	12,398	1,193,431
	Gen Digital, Inc.	United States	13,132	348,523
	Intuit, Inc.	United States	3,324	2,040,903
[a]	Manhattan Associates, Inc.	United States	697	120,609
	Microsoft Corp.	United States	4,497	1,688,129
[a]	Palantir Technologies, Inc., Class A	United States	24,700	2,084,680
[a]	PTC, Inc.	United States	1,087	168,431
	Sage Group PLC	United Kingdom	10,241	159,548
	Salesforce, Inc.	United States	8,857	2,376,864
	SAP SE	Germany	2,473	652,874
[a]	ServiceNow, Inc.	United States	1,055	839,928
[a]	Synopsys, Inc.	United States	1,028	440,858
[a]	Tyler Technologies, Inc.	United States	741	430,810
[a]	Zoom Communications, Inc., Class A	United States	5,912	436,128
				21,783,557
	Specialized REITs 0.3%
	Gaming & Leisure Properties, Inc.	United States	2,880	146,592
	VICI Properties, Inc.	United States	21,802	711,181
				857,773
	Specialty Retail 2.2%
[a]	AutoZone, Inc.	United States	345	1,315,409
	Best Buy Co., Inc.	United States	2,432	179,019
	Dick’s Sporting Goods, Inc.	United States	709	142,906
	Fast Retailing Co. Ltd.	Japan	4,000	1,178,548
	Home Depot, Inc.	United States	2,033	745,074
	TJX Cos., Inc.	United States	23,892	2,910,046
	Williams-Sonoma, Inc.	United States	2,984	471,770
				6,942,772
	Technology Hardware, Storage & Peripherals 0.4%
	HP, Inc.	United States	19,700	545,493
	NetApp, Inc.	United States	4,797	421,368
	Seagate Technology Holdings PLC	United States	2,200	186,890
				1,153,751
	Textiles, Apparel & Luxury Goods 0.5%
	Asics Corp.	Japan	16,400	344,911
[a]	Deckers Outdoor Corp.	United States	2,945	329,281
[a]	Lululemon Athletica, Inc.	United States	1,921	543,758
	Pandora AS	Denmark	1,947	297,123
				1,515,073
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Tobacco 0.6%
	Altria Group, Inc.	United States	30,743	$ 1,845,195
	Trading Companies & Distributors 0.8%
	Fastenal Co.	United States	11,915	924,008
	Marubeni Corp.	Japan	30,100	478,955
	Toyota Tsusho Corp.	Japan	8,600	143,372
	WW Grainger, Inc.	United States	916	904,852
				2,451,187
	Transportation Infrastructure 0.1%
[b]	Aena SME SA	Spain	1,766	413,194
	Water Utilities 0.1%
	American Water Works Co., Inc.	United States	1,853	273,355
	Wireless Telecommunication Services 0.4%
	KDDI Corp.	Japan	56,600	893,057
	Vodafone Group PLC	United Kingdom	266,018	250,311
				1,143,368
	Total Common Stocks (Cost $189,197,993)			206,373,382
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	100	—
	Total Investments before Short-Term Investments (Cost $189,197,993)			206,373,382
	Short-Term Investments 27.1%
	Money Market Funds 27.1%
[d]	State Street Institutional U.S. Government Money Market Fund, 4.29%	United States	84,698,743	84,698,743
	Total Short-Term Investments (Cost $84,698,743)			84,698,743
	Total Investments (Cost $273,896,736) 93.1%			291,072,125
	Other Assets, less Liabilities 6.9%			21,675,348
	Net Assets 100.0%			$ 312,747,473
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $519,962, representing 0.2% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2025, the Fund had the following total return  swap contracts outstanding. See  Note 1(c).
Total Return Swaps Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)[a]
OTC Swap Contracts
Equity Contracts - Short
MSFTLSSP	0.00%	At Maturity	MSCS	April 17, 2025	167,496	1

[a]There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
At March 31, 2025,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	44,088,193	$ 27,746,111	6/18/25	$ 255,411	$ —
Brazilian Real	MSCO	Buy	18,471,427	3,118,435	6/18/25	54,937	—
Canadian Dollar	MSCO	Sell	43,371,508	30,266,484	6/18/25	16,847	—
Czech Koruna	MSCO	Sell	430,530,025	18,715,979	6/18/25	74,617	—
Euro	MSCO	Sell	28,932,793	31,587,001	6/18/25	197,785	—
Great British Pound	MSCO	Buy	24,341,633	31,508,808	6/18/25	—	(92,105)
Hungarian Forint	MSCO	Buy	1,081,649,620	2,932,583	6/18/25	—	(45,311)
Israeli Shekel	MSCO	Sell	34,126,233	9,349,837	6/18/25	176,274	—
Japanese Yen	MSCO	Buy	670,170,691	4,581,424	6/18/25	—	(61,248)
Mexican Peso	MSCO	Buy	323,270,931	15,896,062	6/18/25	—	(254,745)
New Zealand Dollar	MSCO	Sell	48,338,086	27,649,869	6/18/25	222,222	—
Norwegian Krone	MSCO	Buy	213,492,211	20,011,493	6/18/25	253,536	—
Polish Zloty	MSCO	Buy	30,771,090	7,965,308	6/18/25	—	(53,783)
South African Rand	MSCO	Buy	566,613,274	30,662,833	6/18/25	—	(45,231)
South Korean Won	MSCO	Buy	5,002,837,514	3,454,514	6/18/25	—	(42,845)
Swedish Krona	MSCO	Buy	35,511,897	3,505,737	6/18/25	45,661	—
Swiss Franc	MSCO	Sell	2,035,363	2,327,257	6/18/25	5,717	—
Total Forward Exchange Contracts						$1,303,007	$(595,268)
Net unrealized appreciation (depreciation)							$707,739

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Brent Crude, April	Long	32	$ 2,392,640	4/30/25	$ 87,305
Cocoa, May	Long	2	158,040	5/14/25	(47,617)
Coffee ‘C’, May	Long	13	1,851,281	5/19/25	(103,776)
Copper, May	Long	38	4,782,300	5/28/25	164,161
Corn, May	Long	122	2,789,225	5/14/25	(358,485)
Gasoline Rbob, April	Long	103	9,909,568	4/30/25	421,676
Live Cattle, June	Long	42	3,421,320	6/30/25	(3,905)
Low Sulphur Gasoil, May	Long	96	6,547,200	5/12/25	142,334
Natural Gas, April	Long	72	2,965,680	4/28/25	20,022
NY Harbor ULSD, April	Long	33	3,159,248	4/30/25	81,309
Cotton No. 2, May	Short	117	3,909,555	5/07/25	23,989
Gold 100 Ounce, June	Short	12	3,780,360	6/26/25	(108,620)
Lean Hogs, June	Short	95	3,620,450	6/13/25	24,958
Platinum, July	Short	77	3,955,875	7/29/25	(146,310)
Silver, May	Short	5	865,275	5/28/25	(19,872)
Soybean Meal, March	Short	47	1,375,690	5/14/25	46,878
Soybean Oil, March	Short	67	1,804,578	5/14/25	(128,093)
Soybean, May	Short	20	1,014,750	5/14/25	37,590
Sugar No. 11, April	Short	179	3,781,053	4/30/25	135,454
Wheat, May	Short	157	4,215,450	5/14/25	308,804
WTI Crude, April	Short	59	4,217,320	4/22/25	(217,850)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
 Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
Canada 10 Yr. Bond	Long	250	$ 21,565,051	6/19/25	$ 164,626
Euro-BTP	Long	174	22,088,460	6/06/25	(181,709)
U.S. Treasury 10 Yr Note	Long	137	15,236,969	6/18/25	307,223
Australian 10 Yr Bond	Short	261	18,323,205	6/16/25	(44,143)
Euro-Bund	Short	62	8,628,059	6/06/25	139,234
Euro-OAT	Short	119	15,771,047	6/06/25	268,526
Long Gilt	Short	157	18,580,781	6/26/25	(62,801)
Index Contracts
FTSE 100 Index	Long	147	16,302,490	6/20/25	(134,928)
FTSE/JSE Africa Top40 Index	Long	487	21,763,130	6/19/25	211,174
IBEX 35 Index	Long	20	2,834,468	4/17/25	13,696
Mex Bolsa Index	Long	305	7,849,279	6/20/25	(137,292)
S&P/TSX 60 Index	Long	126	26,221,657	6/19/25	384,952
CAC 40 10 Euro	Short	248	20,904,776	4/17/25	704,229
DAX Index	Short	13	7,855,435	6/20/25	332,079
EURO STOXX 50 Index	Short	156	8,744,051	6/20/25	296,804
FTSE/MIB Index	Short	46	9,275,488	6/20/25	197,676
Nikkei 225 Mini	Short	12	2,861,575	6/12/25	73,043
OMXS30 Index	Short	210	5,175,210	4/16/25	369,271
S+P500 E-Mini	Short	23	6,501,237	6/20/25	44,976
SPI 200 Index	Short	4	489,360	4/17/25	1,815
Total Futures Contracts					$3,308,403

*As of year end.
[a]The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund. See Note 11.
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2025, maturity date 4/17/25:
	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.43%
Aptiv PLC	United States	(6,832)	$ (406,504)
Bayerische Motoren Werke AG	Germany	(8,108)	(645,309)
Ford Motor Co.	United States	(108,722)	(1,090,482)
Honda Motor Co., Ltd.	Japan	(124,100)	(1,114,111)
Renault SA	France	(5,341)	(268,563)
Rivian Automotive, Inc., A	United States	(21,663)	(269,704)
Stellantis NV	United States	(58,070)	(643,707)
Toyota Motor Corp.	Japan	(137,000)	(2,396,630)
Volkswagen AG	Germany	(5,801)	(586,269)
			(7,421,279)
Banks 4.55%
Australia & New Zealand Banking Group Ltd.	Australia	(84,938)	(1,539,708)
FinecoBank Banca Fineco SpA	Italy	(17,987)	(353,521)
First Citizens BancShares, Inc.	United States	(295)	(546,965)
KeyCorp	United States	(26,940)	(430,771)
Mediobanca Banca di Credito Finanziario SpA	Italy	(14,518)	(270,756)
National Australia Bank Ltd.	Australia	(86,665)	(1,837,260)
National Bank of Canada	Canada	(11,100)	(915,996)
Resona Holdings, Inc.	Japan	(60,300)	(518,965)
Skandinaviska Enskilda Banken AB, A	Sweden	(45,044)	(737,647)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(18,600)	$ (462,699)
			(7,614,288)
Capital Goods 10.45%
Alstom SA	France	(10,212)	(224,812)
Ashtead Group PLC	United Kingdom	(12,733)	(681,400)
Daikin Industries Ltd.	Japan	(7,300)	(787,896)
Epiroc AB, A	Sweden	(18,752)	(375,410)
FANUC Corp.	Japan	(26,400)	(716,758)
Ferrovial SE	United States	(13,573)	(603,763)
Graco, Inc.	United States	(3,347)	(279,508)
Honeywell International, Inc	United States	(11,942)	(2,528,718)
IDEX Corp.	United States	(2,135)	(386,371)
Kajima Corp.	Japan	(11,500)	(234,399)
Kongsberg Gruppen ASA	Norway	(2,445)	(356,260)
Melrose Industries PLC	United Kingdom	(36,057)	(221,114)
Nordson Corp.	United States	(1,084)	(218,664)
Northrop Grumman Corp.	United States	(3,802)	(1,946,662)
Quanta Services, Inc.	United States	(830)	(210,969)
Rockwell Automation, Inc.	United States	(2,263)	(584,714)
Saab AB, B	Sweden	(8,427)	(330,239)
Sandvik AB	Sweden	(30,572)	(639,130)
SKF AB, B	Sweden	(9,903)	(199,340)
SMC Corp.	Japan	(1,600)	(567,821)
Thales SA	France	(2,604)	(690,834)
The Boeing Co.	United States	(17,236)	(2,939,600)
Toyota Industries Corp.	Japan	(4,800)	(407,811)
VAT Group AG	Switzerland	(783)	(278,597)
Vestas Wind Systems A/S	Denmark	(19,134)	(262,962)
Xylem, Inc.	United States	(6,924)	(827,141)
			(17,500,893)
Commercial & Professional Services 0.83%
Element Fleet Management Corp.	Canada	(10,100)	(200,772)
Equifax, Inc.	United States	(3,535)	(860,984)
Rentokil Initial PLC	United Kingdom	(74,362)	(333,636)
			(1,395,392)
Consumer Discretionary Distribution & Retail 0.87%
Burlington Stores, Inc.	United States	(1,834)	(437,097)
CarMax, Inc.	United States	(4,462)	(347,679)
Genuine Parts Co.	United States	(3,834)	(456,783)
H & M AB	Sweden	(16,299)	(213,937)
			(1,455,496)
Consumer Durables & Apparel 1.64%
Barratt Redrow PLC	United Kingdom	(38,963)	(212,683)
DR Horton, Inc.	United States	(4,149)	(527,462)
Kering SA	France	(2,050)	(422,775)
Nike, Inc.	United States	(24,889)	(1,579,954)
			(2,742,874)
Consumer Services 3.80%
Chipotle Mexican Grill, Inc.	United States	(38,435)	(1,929,821)
DraftKings, Inc.	United States	(12,996)	(431,597)
Evolution AB	Sweden	(4,516)	(335,381)
McDonald’s Corp.	United States	(8,049)	(2,514,266)
Oriental Land Co. Ltd.	Japan	(29,400)	(578,996)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Consumer Services (continued)
Restaurant Brands International, Inc.	Canada	(8,700)	$ (579,879)
			(6,369,940)
Consumer Staples Distribution & Retail 1.55%
Alimentation Couche-Tard, Inc.	Canada	(21,700)	(1,070,036)
Coles Group Ltd.	Australia	(37,219)	(452,960)
Dollar Tree, Inc.	United States	(5,848)	(439,009)
Woolworths Group Ltd.	Australia	(34,335)	(632,247)
			(2,594,252)
Energy 6.67%
Cameco Corp.	Canada	(12,600)	(518,620)
Diamondback Energy Inc.	United States	(5,294)	(846,405)
Eni SpA	Italy	(59,420)	(917,724)
Exxon Mobil Corp.	United States	(22,840)	(2,716,361)
Hess Corp.	United States	(7,718)	(1,232,796)
ONEOK, Inc.	United States	(17,021)	(1,688,824)
Santos Ltd.	Australia	(91,580)	(380,073)
Schlumberger NV	United States	(39,737)	(1,661,007)
Tourmaline Oil Corp.	Canada	(9,800)	(472,552)
Woodside Energy Group Ltd.	Australia	(51,650)	(744,133)
			(11,178,495)
Equity Real Estate Investment Trusts (REITs) 5.10%
American Tower Corp.	United States	(11,984)	(2,607,718)
Boston Properties, Inc.	United States	(4,254)	(285,826)
CapitaLand Integrated Commercial Trust REIT	Singapore	(162,100)	(253,262)
Digital Realty Trust, Inc.	United States	(9,507)	(1,362,258)
Realty Income Corp.	United States	(24,487)	(1,420,491)
SBA Communications Corp. REIT, A	United States	(2,122)	(466,861)
Segro PLC	United Kingdom	(35,565)	(317,115)
Sun Communities, Inc.	United States	(3,619)	(465,548)
Unibail-Rodamco-Westfield	France	(3,391)	(285,345)
Ventas, Inc.	United States	(11,802)	(811,506)
WP Carey, Inc.	United States	(4,261)	(268,912)
			(8,544,842)
Financial Services 5.47%
ASX Ltd.	Australia	(5,476)	(222,282)
Blackrock, Inc.	United States	(2,791)	(2,641,626)
CBOE Global Markets, Inc.	United States	(2,850)	(644,926)
Coinebase Global, Inc., A	United States	(6,609)	(1,138,268)
Edenred SE	France	(6,823)	(220,664)
EQT AB	Sweden	(10,867)	(329,090)
FactSet Research Systems, Inc.	United States	(749)	(340,525)
Global Payments, Inc.	United States	(7,393)	(723,923)
Intercontinental Exchange, Inc.	United States	(15,096)	(2,604,060)
Japan Exchange Group, Inc.	Japan	(28,300)	(289,075)
			(9,154,439)
Food, Beverage & Tobacco 2.82%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	(2)	(261,769)
Heineken NV	Netherlands	(8,181)	(666,142)
Hormel Foods Corp.	United States	(6,489)	(200,770)
J M Smucker Co.	United States	(2,985)	(353,454)
Japan Tobacco, Inc.	Japan	(24,100)	(663,016)
Kraft Heinz Co.	United States	(17,820)	(542,263)
McCormick & Co., Inc.	United States	(7,124)	(586,376)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Food, Beverage & Tobacco (continued)
Pernod Ricard SA	France	(5,694)	$ (561,309)
The Campbell’s Company	United States	(4,672)	(186,506)
The Hershey Co.	United States	(4,105)	(702,078)
			(4,723,683)
Health Care Equipment & Services 6.49%
Cochlear Ltd.	Australia	(1,836)	(300,098)
Coloplast A/S, B	Denmark	(3,557)	(372,453)
CVS Health Corp.	United States	(35,807)	(2,425,924)
Dexcom, Inc.	United States	(12,030)	(821,529)
Elevance Health, Inc.	United States	(6,229)	(2,709,366)
Humana, Inc.	United States	(3,483)	(921,602)
Smith & Nephew PLC	United Kingdom	(23,445)	(328,339)
Sonic Healthcare Ltd.	Australia	(13,204)	(211,955)
UnitedHealth Group, Inc.	United States	(5,318)	(2,785,302)
			(10,876,568)
Insurance 4.73%
Aon PLC, A	United States	(5,500)	(2,194,995)
Arthur J Gallagher & Co.	United States	(7,037)	(2,429,454)
ASR Nederland NV	Netherlands	(4,462)	(255,356)
Intact Financial, Corp.	Canada	(5,200)	(1,062,256)
Legal & General Group PLC	United Kingdom	(165,678)	(519,225)
Prudential PLC	Hong Kong	(75,684)	(807,107)
Sampo Oyj, A	Finland	(69,033)	(659,940)
			(7,928,333)
Materials 4.96%
Air Products and Chemicals, Inc.	United States	(6,483)	(1,911,966)
Albemarle Corp.	United States	(3,250)	(234,065)
Antofagasta PLC	United Kingdom	(11,607)	(249,970)
Boliden AB	Sweden	(8,103)	(264,020)
Dow, Inc.	United States	(19,617)	(685,026)
DSM-Firmenich AG	Switzerland	(5,321)	(525,114)
First Quantum Minerals Ltd.	Canada	(21,100)	(283,679)
Ivanhoe Mines Ltd., A	Canada	(22,600)	(191,886)
James Hardie Industries PLC	Australia	(12,037)	(288,633)
Martin Marietta Materials, Inc.	United States	(1,135)	(542,678)
Newmont Corp.	United States	(6,262)	(302,329)
Norsk Hydro ASA	Norway	(40,084)	(229,516)
Novozymes A/S	Denmark	(10,153)	(589,479)
Sika AG	Switzerland	(4,158)	(1,001,962)
South32 Ltd.	Australia	(126,709)	(254,247)
Svenska Cellulosa AB	Sweden	(17,458)	(229,845)
Teck Resources Ltd., B	Canada	(14,100)	(513,547)
			(8,297,962)
Media & Entertainment 1.96%
Interpublic Group of Cos., Inc.	United States	(7,353)	(199,707)
Omnicom Group, Inc.	United States	(5,463)	(452,937)
Snap, Inc., A	United States	(31,970)	(278,459)
Trade Desk, Inc., A	United States	(13,544)	(741,128)
Universal Music Group NV	Netherlands	(23,444)	(643,995)
Warner Bros Discovery, Inc.	United States	(68,169)	(731,453)
WPP PLC	United Kingdom	(30,473)	(228,604)
			(3,276,283)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Pharmaceuticals, Biotechnology & Life Sciences 9.21%
Astellas Pharma, Inc.	Japan	(51,100)	$ (494,290)
AstraZeneca PLC	United Kingdom	(17,172)	(2,494,422)
Bayer AG	Germany	(27,008)	(643,871)
CSL Ltd.	Australia	(7,740)	(1,202,323)
Eli Lilly & Co.	United States	(3,077)	(2,541,325)
Exact Sciences Corp.	United States	(5,419)	(234,589)
Merck & Co., Inc.	United States	(24,946)	(2,239,153)
Merck KGaA	Germany	(3,625)	(495,731)
Moderna, Inc.	United States	(9,064)	(256,964)
Novo Nordisk AS, B	Denmark	(28,281)	(1,923,699)
Pfizer, Inc.	United States	(95,853)	(2,428,915)
West Pharmaceutical Services, Inc.	United States	(2,075)	(464,551)
			(15,419,833)
Real Estate Management & Development 0.89%
CoStar Group, Inc.	United States	(11,716)	(928,259)
Vonovia SE	Germany	(20,966)	(565,281)
			(1,493,540)
Semiconductors & Semiconductor Equipment 10.40%
Advanced Micro Devices, Inc.	United States	(26,427)	(2,715,110)
Analog Devices, Inc.	United States	(9,264)	(1,868,271)
ASM International NV	Netherlands	(1,380)	(619,227)
ASML Holding NV	Netherlands	(3,699)	(2,421,370)
BE Semiconductor Industries NV	Netherlands	(2,341)	(240,787)
Entegris, Inc.	United States	(4,456)	(389,811)
First Solar, Inc.	United States	(2,974)	(376,003)
Infineon Technologies AG	Germany	(38,143)	(1,252,337)
Intel Corp.	United States	(124,989)	(2,838,500)
Lasertec Corp.	Japan	(2,000)	(169,587)
Microchip Technology, Inc.	United States	(16,805)	(813,530)
Micron Technology, Inc.	United States	(28,559)	(2,481,491)
Monolithic Power Systems, Inc.	United States	(1,401)	(812,552)
STMicroelectronics NV	Switzerland	(19,723)	(426,096)
			(17,424,672)
Software & Services 2.88%
Accenture PLC	United States	(7,600)	(2,371,504)
Dassault Systemes SE	France	(18,851)	(711,478)
EPAM Systems, Inc.	United States	(1,658)	(279,937)
MongoDB, Inc.	United States	(2,169)	(380,442)
Okta Inc., A	United States	(4,905)	(516,104)
Zscaler, Inc.	United States	(2,876)	(570,656)
			(4,830,121)
Technology Hardware & Equipment 3.55%
CDW Corp.	United States	(3,703)	(593,443)
Dell Technologies Inc., A	United States	(9,122)	(831,470)
Hexagon AB	Sweden	(61,736)	(655,458)
Keyence Corp.	Japan	(5,500)	(2,150,862)
Kyocera Corp.	Japan	(35,500)	(397,755)
Pure Storage, Inc., A	United States	(8,911)	(394,490)
Super Micro Computer, Inc.	United States	(15,282)	(523,256)
Western Digital Corp.	United States	(9,951)	(402,319)
			(5,949,053)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Telecommunication Services 1.61%
Cellnex Telecom SA	Spain	(15,056)	$ (533,930)
Nippon Telegraph & Telephone Corp.	Japan	(829,100)	(802,266)
SoftBank Group Corp.	Japan	(27,200)	(1,360,364)
			(2,696,560)
Transportation 1.77%
Canadian Pacific Kansas City Ltd.	Canada	(27,300)	(1,915,600)
Kuehne + Nagel International AG	Switzerland	(1,343)	(308,901)
Transurban Group	Australia	(87,742)	(732,117)
			(2,956,618)
Utilities 3.37%
EDP - Energias de Portugal SA	Portugal	(88,294)	(296,807)
Eversource Energy	United States	(7,043)	(437,441)
Kansai Electric Power Co., Inc.	Japan	(18,500)	(219,281)
National Grid PLC	United Kingdom	(132,735)	(1,729,553)
Origin Energy Ltd.	Australia	(39,582)	(259,728)
Power Assets Holdings Ltd.	Hong Kong	(38,500)	(230,595)
Sempra	United States	(17,681)	(1,261,716)
Severn Trent PLC	United Kingdom	(7,246)	(236,719)
Snam SpA	Italy	(56,620)	(293,267)
Veolia Environnement SA	France	(19,942)	(683,938)
			(5,649,045)
Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$ (167,494,461)
See  Note 9 regarding other derivative information.
See Abbreviations on page 190.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Core Bond ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$21.33	$21.74	$23.43	$25.14	$25.44
Income from investment operations[a]:
Net investment income[b]	0.85	0.76	0.55	0.45	0.51
Net realized and unrealized gains (losses)	0.19	(0.41)	(1.70)	(1.61)	0.03
Total from investment operations	1.04	0.35	(1.15)	(1.16)	0.54
Less distributions from:
Net investment income	(0.89)	(0.76)	(0.54)	(0.50)	(0.65)
Net realized gains	—	—	—	(0.05)	(0.19)
Total distributions	(0.89)	(0.76)	(0.54)	(0.55)	(0.84)
Net asset value, end of year	$21.48	$21.33	$21.74	$23.43	$25.14
Total return[c]	4.99%	1.69%	(4.88)%	(4.72)%	2.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.16%	0.17%
Expenses net of waiver and payments by affiliates	0.15%[d]	0.15%[d]	0.14%	0.15%	0.15%
Net investment income	4.01%	3.60%	2.51%	1.80%	1.95%
Supplemental data
Net assets, end of year (000’s)	$2,426,517	$1,776,612	$1,511,691	$1,509,961	$1,460,597
Portfolio turnover rate[e]	35.11%[f]	37.74%[f]	68.70%[f]	69.88%[f]	90.99%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	35.11%	37.74%	68.70%	69.88%	90.99%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	118

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Core Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 28.0%
	Aerospace & Defense 0.3%
	Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$ 3,839,002
	Howmet Aerospace, Inc., 4.85%, 10/15/31	United States	4,350,000	4,339,431
				8,178,433
	Agriculture 0.5%
[a]	Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000	4,273,124
[a]	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,943,397
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,672,828
				11,889,349
	Airlines 0.3%
	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,674,225	3,436,562
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	1,925,160	1,918,664
	United Airlines Pass-Through Trust,
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	42,621	43,445
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	776,483	725,962
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	921,600	920,235
				7,044,868
	Apparel 0.1%
	Tapestry, Inc., 5.50%, 3/11/35	United States	1,800,000	1,779,845
	Auto Manufacturers 0.1%
	Hyundai Capital America,
	[a] 5.30%, 1/08/29	United States	2,600,000	2,625,635
	[a] 5.35%, 3/19/29	United States	885,000	896,682
				3,522,317
	Banks 6.5%
[a]	ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,125,156
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,396,839
	2.687% to 4/22/31, FRN thereafter, 4/22/32	United States	3,000,000	2,641,321
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,695,503
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	7,981,143
	2.299% to 7/21/31, FRN thereafter, 7/21/32	United States	6,200,000	5,297,596
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,722,103
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000	1,014,977
[a]	BNP Paribas SA, 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000	4,455,306
[a]	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,549,712
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,493,273
	4.125%, 7/25/28	United States	2,300,000	2,263,690
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,578,548
[a]	Danske Bank AS, 5.705% to 3/01/29, FRN thereafter, 3/01/30	Denmark	4,000,000	4,117,098
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,783,197
	Fifth Third Bancorp,
	4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	3,000,000	2,982,864
	5.631% to 1/29/31, FRN thereafter, 1/29/32	United States	5,000,000	5,120,150
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,988,822
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,452,676
	2.383% to 7/21/31, FRN thereafter, 7/21/32	United States	6,300,000	5,397,500
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	5,020,907
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,836,961
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,132,961
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Huntington Bancshares, Inc., 2.55%, 2/04/30	United States	4,600,000	$ 4,124,890
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,548,433
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,795,387
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	7,000,000	5,957,258
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000	1,623,116
	5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000	1,314,304
	Lloyds Banking Group PLC, 5.871% to 3/06/28, FRN thereafter, 3/06/29	United Kingdom	3,000,000	3,094,787
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,787,729
	Morgan Stanley,
	2.699% to 1/22/30, FRN thereafter, 1/22/31	United States	2,200,000	1,994,011
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	6,000,000	5,029,144
	2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	10,000,000	8,517,477
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	4,061,467
	5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	1,012,177
	PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,075,165
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	3,083,427
[a]	Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	4,150,622
	Truist Financial Corp.,
	1.887% to 6/07/28, FRN thereafter, 6/07/29	United States	3,000,000	2,749,109
	5.153% to 8/05/31, FRN thereafter, 8/05/32	United States	5,000,000	5,010,137
	UBS Group AG,
	[a] 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	552,221
	4.55%, 4/17/26	Switzerland	950,000	950,552
	[a] 6.246% to 9/22/28, FRN thereafter, 9/22/29	Switzerland	3,400,000	3,554,666
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,496,888
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	2,000,000	1,795,034
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,250,000	2,288,197
				158,614,501
	Beverages 0.2%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	5,500,000	5,307,035
	Biotechnology 0.7%
	Amgen, Inc., 5.25%, 3/02/33	United States	3,400,000	3,450,378
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	487,876
	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	8,000,000	6,824,972
	Royalty Pharma PLC,
	2.20%, 9/02/30	United States	5,000,000	4,326,206
	2.15%, 9/02/31	United States	2,600,000	2,179,707
				17,269,139
	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,291,916
	Chemicals 0.1%
[a]	Solvay Finance America LLC, 5.85%, 6/04/34	Belgium	3,000,000	3,059,440
	Commercial Services & Supplies 0.2%
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,954,424
	Construction Materials 0.3%
	Owens Corning, 5.70%, 6/15/34	United States	7,000,000	7,198,312
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Diversified REITs 0.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	4,000,000	$ 3,424,633
	Diversified Telecommunication Services 0.3%
	America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,474,579
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,626,436
				7,101,015
	Electric 2.9%
	Constellation Energy Generation LLC,
	5.80%, 3/01/33	United States	9,300,000	9,636,013
	6.125%, 1/15/34	United States	1,050,000	1,107,188
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,818,013
	Duke Energy Corp.,
	2.45%, 6/01/30	United States	3,900,000	3,478,984
	3.75%, 9/01/46	United States	5,000,000	3,685,157
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	507,458
[a]	Electricite de France SA, 5.70%, 5/23/28	France	600,000	616,172
	NextEra Energy Capital Holdings, Inc.,
	5.05%, 2/28/33	United States	5,000,000	4,972,426
	5.30%, 3/15/32	United States	4,010,000	4,076,375
	Pacific Gas & Electric Co., 3.25%, 6/01/31	United States	5,000,000	4,451,275
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,305,349
	Virginia Electric & Power Co.,
	Series B, 3.80%, 9/15/47	United States	1,600,000	1,212,418
	5.00%, 4/01/33	United States	9,000,000	8,922,899
[a]	Vistra Operations Co. LLC, 4.30%, 7/15/29	United States	7,000,000	6,779,361
	Wisconsin Electric Power Co., 4.60%, 10/01/34	United States	3,000,000	2,908,769
	Xcel Energy, Inc.,
	4.60%, 6/01/32	United States	7,500,000	7,233,856
	5.45%, 8/15/33	United States	3,300,000	3,316,114
				70,027,827
	Electric Utilities 1.1%
[a]	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,239,161
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	4,156,923
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Italy	2,700,000	2,608,832
	[a] 2.50%, 7/12/31	Italy	3,500,000	3,006,523
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,361,289
	Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,294,496
	MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	823,396
[a]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	603,741
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,718,920
				25,813,281
	Electronic Equipment, Instruments & Components 0.1%
	Flex Ltd., 4.875%, 5/12/30	United States	3,000,000	2,976,366
	Environmental Control 0.2%
	Republic Services, Inc., 5.00%, 4/01/34	United States	5,000,000	4,990,498
	Financial Services 0.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	3,022,336
	Capital One Financial Corp., 5.463% to 7/26/29, FRN thereafter, 7/26/30	United States	9,000,000	9,113,125
				12,135,461
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food 0.8%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	3,700,000	$ 3,761,179
	Mars, Inc.,
	[a] 3.20%, 4/01/30	United States	3,200,000	3,006,835
	[a] 5.20%, 3/01/35	United States	9,440,000	9,490,838
	McCormick & Co., Inc., 2.50%, 4/15/30	United States	4,200,000	3,773,937
				20,032,789
	Health Care Providers & Services 0.9%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,420,903
	HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	5,877,954
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	365,000	373,011
	IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,418,972
	UnitedHealth Group, Inc.,
	2.00%, 5/15/30	United States	3,000,000	2,651,034
	4.50%, 4/15/33	United States	2,000,000	1,934,773
	5.15%, 7/15/34	United States	1,900,000	1,913,544
				22,590,191
	Healthcare-Products 0.5%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,491,865
	Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,469,162
				10,961,027
	Home Builders 0.2%
	Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	4,600,000	4,386,852
	Household Products 0.2%
	Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	6,500,000	5,986,749
	Insurance 1.8%
[a]	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,621,209
	Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,387,183
	Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	2,034,465
	Arthur J Gallagher & Co., 5.45%, 7/15/34	United States	5,000,000	5,080,383
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	2,000,000	1,718,192
	Corebridge Financial, Inc.,
	3.90%, 4/05/32	United States	1,500,000	1,387,526
	6.05%, 9/15/33	United States	2,400,000	2,506,059
[a]	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,082,743
[a]	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,376,408
[a]	Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,376,899
[a]	New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,267,114
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,181,795
[a]	RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,160,912
[a]	Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,670,066
				42,850,954
	Internet 0.1%
	Netflix, Inc., 4.90%, 8/15/34	United States	1,945,000	1,947,142
	IT Services 0.1%
	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	United States	3,000,000	2,970,277
	Lodging 0.1%
	Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,397,851
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.70%, 8/14/33	United States	4,200,000	4,337,083
	Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	United States	2,000,000	2,003,652
				6,340,735
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	$ 4,318,641
	3.50%, 3/01/42	United States	1,500,000	1,027,048
	Comcast Corp.,
	4.25%, 1/15/33	United States	6,000,000	5,706,294
	1.50%, 2/15/31	United States	3,000,000	2,508,045
	NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	949,767
	Paramount Global, 4.20%, 5/19/32	United States	7,000,000	6,280,157
				20,789,952
	Metals & Mining 0.0%†
[a]	Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	917,158
	Mining 0.3%
	Rio Tinto Finance USA PLC, 5.00%, 3/14/32	Australia	7,750,000	7,787,649
	Multi-Utilities 0.2%
	Berkshire Hathaway Energy Co.,
	3.70%, 7/15/30	United States	2,500,000	2,400,716
	5.15%, 11/15/43	United States	3,000,000	2,853,471
				5,254,187
	Oil & Gas 1.0%
[a]	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,140,574
	Canadian Natural Resources Ltd., 2.95%, 7/15/30	Canada	6,300,000	5,696,226
	Hess Corp., 7.125%, 3/15/33	United States	4,600,000	5,206,437
	TotalEnergies Capital SA, 4.724%, 9/10/34	France	4,100,000	4,024,964
[a]	Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,281,630
				23,349,831
	Oil, Gas & Consumable Fuels 0.3%
	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	2,732,490
[a]	Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	807,131
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,956,144
				7,495,765
	Packaging & Containers 0.1%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,146,762
	Paper & Forest Products 0.0%†
	Suzano Austria GmbH, 3.125%, 1/15/32	Brazil	1,300,000	1,107,959
	Pharmaceuticals 0.7%
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,359,186
	Bristol-Myers Squibb Co., 4.125%, 6/15/39	United States	3,200,000	2,830,420
	CVS Health Corp.,
	4.875%, 7/20/35	United States	1,400,000	1,316,529
	1.875%, 2/28/31	United States	6,000,000	5,020,664
	5.30%, 6/01/33	United States	2,000,000	1,981,191
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,682,084
				18,190,074
	Pipelines 1.4%
	Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	United States	6,825,000	7,048,640
	Energy Transfer LP,
	6.40%, 12/01/30	United States	5,800,000	6,183,701
	5.55%, 5/15/34	United States	2,300,000	2,299,808
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines (continued)
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	$ 3,507,719
	MPLX LP, 5.40%, 4/01/35	United States	9,000,000	8,847,730
	Targa Resources Corp., 6.50%, 3/30/34	United States	5,000,000	5,341,322
				33,228,920
	Real Estate Investment Trusts (REITs) 0.2%
	Alexandria Real Estate Equities, Inc., 1.875%, 2/01/33	United States	4,000,000	3,153,840
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,224,927
				4,378,767
	Real Estate Management & Development 0.7%
	American Tower Corp., 5.35%, 3/15/35	United States	7,750,000	7,775,646
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,734,058
	VICI Properties LP, 4.95%, 2/15/30	United States	5,000,000	4,961,417
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,000,000	1,912,232
				16,383,353
	Retail 0.4%
	Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,909,886
	McDonald’s Corp., 5.20%, 5/17/34	United States	4,000,000	4,085,715
				8,995,601
	Semiconductors 0.1%
[a]	Foundry JV Holdco LLC, 5.90%, 1/25/33	United States	1,530,000	1,558,328
	Software 0.8%
	Fiserv, Inc.,
	3.50%, 7/01/29	United States	1,800,000	1,712,248
	2.65%, 6/01/30	United States	4,700,000	4,232,936
[a]	MSCI, Inc., 3.25%, 8/15/33	United States	4,300,000	3,714,216
	Oracle Corp., 2.875%, 3/25/31	United States	5,000,000	4,477,886
	Synopsys, Inc., 5.00%, 4/01/32	United States	4,265,000	4,277,399
				18,414,685
	Telecommunications 1.2%
	AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	10,498,683
	Motorola Solutions, Inc., 5.40%, 4/15/34	United States	7,000,000	7,085,329
	T-Mobile USA, Inc.,
	3.75%, 4/15/27	United States	5,000,000	4,928,261
	3.875%, 4/15/30	United States	3,000,000	2,876,859
	Verizon Communications, Inc., 1.75%, 1/20/31	United States	5,000,000	4,229,341
				29,618,473
	Transportation 0.1%
	Burlington Northern Santa Fe LLC, 4.15%, 4/01/45	United States	2,300,000	1,916,008
	Total Corporate Bonds & Notes (Cost $692,712,759)			678,576,699
	U.S. Government & Agency Securities 67.6%
	Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,118,543
	Federal Home Loan Mortgage Corp.,
	2.00%, 4/01/37	United States	4,075,404	3,688,010
	2.00%, 8/01/37	United States	4,246,396	3,842,748
	2.00%, 3/01/51	United States	26,271,612	21,082,623
	2.00%, 5/01/51	United States	10,176,822	8,119,248
	2.00%, 1/01/52	United States	2,436,602	1,939,025
	2.00%, 1/01/52	United States	709,568	564,668
	2.00%, 3/01/52	United States	417,916	332,574
	2.00%, 4/01/52	United States	4,631,570	3,689,513
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
2.00%, 8/01/52	United States	23,390,177	$ 18,656,472
2.50%, 4/01/37	United States	3,050,181	2,825,624
2.50%, 5/01/37	United States	3,249,112	3,008,328
2.50%, 8/01/51	United States	2,448,603	2,038,941
2.50%, 9/01/51	United States	1,322,950	1,103,195
2.50%, 3/01/52	United States	6,134,468	5,111,378
2.50%, 4/01/52	United States	14,263,440	11,880,167
2.50%, 7/01/52	United States	498,678	415,152
3.00%, 4/01/37	United States	383,425	362,946
3.00%, 6/01/37	United States	3,355,661	3,176,431
3.00%, 8/01/37	United States	431,657	408,602
3.00%, 9/01/37	United States	580,467	549,464
3.00%, 3/01/50	United States	12,591,333	11,085,322
3.00%, 3/01/50	United States	4,794,406	4,220,220
3.00%, 3/01/52	United States	1,025,398	889,647
3.00%, 7/01/52	United States	3,057,884	2,655,130
3.00%, 9/01/52	United States	9,297,225	8,067,101
3.50%, 2/01/47	United States	1,236,700	1,132,962
3.50%, 2/01/47	United States	2,340,699	2,153,570
3.50%, 3/01/48	United States	1,451,935	1,326,616
3.50%, 3/01/48	United States	2,995,341	2,743,356
3.50%, 3/01/52	United States	2,780,060	2,510,230
3.50%, 4/01/52	United States	2,745,685	2,479,191
3.50%, 6/01/52	United States	4,491,298	4,058,876
3.50%, 7/01/52	United States	2,762,250	2,494,149
3.50%, 7/01/52	United States	4,191,201	3,784,407
3.50%, 9/01/52	United States	4,207,325	3,798,966
3.50%, 11/01/52	United States	16,132,162	14,569,269
3.50%, 12/01/52	United States	2,872,712	2,594,547
3.50%, 8/01/53	United States	7,663,040	6,919,272
3.50%, 1/01/55	United States	2,175,883	1,964,354
4.00%, 11/01/45	United States	2,088,824	1,978,853
4.00%, 6/01/48	United States	4,268,724	4,035,172
4.00%, 5/01/50	United States	4,613,214	4,374,720
4.00%, 9/01/52	United States	4,219,883	3,939,687
4.00%, 10/01/52	United States	3,243,724	3,028,140
4.00%, 1/01/54	United States	3,503,660	3,270,799
4.50%, 8/01/52	United States	623,402	596,794
4.50%, 10/01/52	United States	5,408,940	5,185,166
5.50%, 3/01/54	United States	5,781,272	5,777,443
5.50%, 11/01/54	United States	9,638,485	9,630,596
5.50%, 12/01/54	United States	3,795,186	3,792,079
5.50%, 2/01/55	United States	3,794,581	3,791,475
6.00%, 1/01/55	United States	14,384,619	14,616,130
6.00%, 2/01/55	United States	7,660,385	7,783,674
6.50%, 10/01/54	United States	444,880	458,931
6.50%, 1/01/55	United States	292,893	302,098
Federal National Mortgage Association,
1.50%, 9/01/51	United States	3,886,015	2,940,904
2.00%, 5/01/36	United States	8,583,178	7,774,483
2.00%, 4/01/37	United States	375,813	340,090
2.00%, 7/01/51	United States	19,549,568	15,633,717
2.00%, 8/01/51	United States	12,819,245	10,239,296
2.00%, 10/01/51	United States	17,998,360	14,358,746
2.00%, 2/01/52	United States	2,823,837	2,247,184
2.00%, 2/01/52	United States	8,654,879	6,901,963
2.00%, 3/01/52	United States	5,716,705	4,552,801
2.50%, 7/01/37	United States	3,480,314	3,241,829
2.50%, 10/01/50	United States	4,553,576	3,796,749
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
2.50%, 4/01/51	United States	23,662,900	$ 19,835,937
2.50%, 7/01/51	United States	6,281,941	5,263,491
2.50%, 8/01/51	United States	3,932,159	3,284,005
2.50%, 12/01/51	United States	13,971,589	11,666,367
2.50%, 2/01/52	United States	1,431,732	1,194,269
2.50%, 3/01/52	United States	10,268,513	8,559,168
2.50%, 4/01/52	United States	4,631,121	3,860,182
3.00%, 9/01/37	United States	434,984	411,751
3.00%, 9/01/37	United States	3,487,856	3,307,204
3.00%, 10/01/37	United States	3,791,923	3,589,392
3.00%, 4/01/50	United States	5,027,758	4,447,496
3.00%, 9/01/50	United States	4,183,874	3,676,059
3.00%, 11/01/51	United States	4,588,350	4,005,060
3.00%, 5/01/52	United States	4,560,483	3,961,211
3.00%, 5/01/52	United States	3,804,442	3,306,899
3.00%, 6/01/52	United States	6,473,864	5,616,799
3.00%, 3/01/53	United States	8,016,604	6,964,954
3.50%, 12/01/39	United States	903,535	870,161
3.50%, 6/01/49	United States	519,660	474,093
3.50%, 8/01/49	United States	8,268,714	7,548,359
3.50%, 2/01/52	United States	4,196,458	3,789,154
3.50%, 9/01/52	United States	474,166	428,144
3.50%, 11/01/52	United States	4,275,426	3,862,694
4.00%, 2/01/49	United States	336,348	319,097
4.50%, 7/01/47	United States	4,451,461	4,350,504
4.50%, 5/01/48	United States	2,224,589	2,174,182
4.50%, 12/01/48	United States	3,088,470	3,006,009
4.50%, 2/01/50	United States	1,339,560	1,304,764
4.50%, 11/01/52	United States	6,071,608	5,820,857
5.00%, 10/01/52	United States	3,001,953	2,952,003
5.00%, 1/01/53	United States	5,023,062	4,940,813
5.00%, 5/01/53	United States	3,167,563	3,112,375
5.00%, 8/01/53	United States	4,184,749	4,111,837
5.00%, 10/01/54	United States	18,704,206	18,343,172
5.50%, 5/01/53	United States	7,745,606	7,750,453
5.50%, 10/01/54	United States	7,084,491	7,078,692
5.50%, 3/01/55	United States	1,845,216	1,843,706
6.00%, 8/01/53	United States	7,064,609	7,191,851
6.00%, 9/01/54	United States	2,542,399	2,583,715
6.50%, 5/01/54	United States	598,397	617,297
Government National Mortgage Association,
2.00%, 10/20/50	United States	11,994,567	9,821,025
2.00%, 2/20/52	United States	4,550,502	3,725,903
2.00%, 4/20/52	United States	2,954,897	2,419,439
2.00%, 5/20/52	United States	8,128,465	6,655,502
2.50%, 4/20/52	United States	7,998,739	6,829,529
2.50%, 6/20/52	United States	3,081,841	2,631,355
3.00%, 11/20/51	United States	5,303,451	4,708,276
3.50%, 10/20/47	United States	5,835,382	5,381,526
3.50%, 5/20/52	United States	5,130,529	4,709,187
3.50%, 6/20/52	United States	2,275,675	2,087,500
4.00%, 6/20/52	United States	6,216,043	5,829,995
4.50%, 5/20/53	United States	6,015,532	5,790,215
4.50%, 9/20/53	United States	5,991,573	5,757,246
5.00%, 9/20/53	United States	2,983,465	2,938,865
5.00%, 10/20/53	United States	4,454,121	4,395,541
5.00%, 9/20/54	United States	7,386,299	7,270,803
5.00%, 10/20/54	United States	10,037,154	9,880,207
5.50%, 5/20/53	United States	6,393,131	6,435,185
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
5.50%, 7/20/54	United States	8,037,457	$ 8,061,351
5.50%, 8/20/54	United States	5,796,385	5,813,737
5.50%, 9/20/54	United States	18,519,147	18,574,201
6.00%, 10/20/54	United States	10,953,998	11,123,705
6.00%, 1/20/55	United States	7,534,277	7,654,314
6.00%, 2/20/55	United States	3,709,887	3,768,993
6.50%, 8/20/54	United States	3,708,366	3,798,408
6.50%, 12/20/54	United States	7,335,012	7,520,963
U.S. Treasury Bonds,
1.125%, 5/15/40	United States	6,825,000	4,321,745
1.125%, 8/15/40	United States	21,200,000	13,293,891
1.25%, 5/15/50	United States	53,230,000	26,446,577
1.375%, 8/15/50	United States	68,475,000	34,914,225
1.875%, 2/15/51	United States	2,100,000	1,218,205
1.875%, 11/15/51	United States	4,890,000	2,814,138
2.00%, 11/15/41	United States	39,050,000	27,446,353
2.00%, 2/15/50	United States	17,200,000	10,412,719
2.00%, 8/15/51	United States	4,900,000	2,919,711
2.25%, 8/15/46	United States	10,314,000	6,939,791
2.25%, 8/15/49	United States	10,205,000	6,585,414
2.25%, 2/15/52	United States	8,835,000	5,575,713
2.75%, 8/15/42	United States	19,789,000	15,457,064
2.75%, 11/15/42	United States	12,800,000	9,960,500
2.75%, 11/15/47	United States	7,720,000	5,633,791
3.00%, 11/15/44	United States	43,795,000	34,519,356
3.00%, 2/15/49	United States	40,038,000	30,287,339
3.625%, 2/15/53	United States	14,600,000	12,300,785
3.625%, 5/15/53	United States	9,950,000	8,384,235
4.125%, 8/15/53	United States	14,000,000	12,904,883
4.25%, 2/15/54	United States	3,680,000	3,468,400
4.75%, 11/15/43	United States	2,100,000	2,146,020
U.S. Treasury Notes,
0.375%, 11/30/25	United States	82,150,000	80,130,349
0.375%, 1/31/26	United States	63,700,000	61,767,173
0.50%, 6/30/27	United States	9,250,000	8,582,446
0.875%, 6/30/26	United States	73,300,000	70,539,797
1.25%, 12/31/26	United States	176,185,000	168,287,645
1.25%, 5/31/28	United States	30,170,000	27,817,683
1.375%, 12/31/28	United States	26,300,000	23,998,236
1.375%, 11/15/31	United States	2,400,000	2,027,250
2.25%, 8/15/27	United States	6,800,000	6,549,914
2.75%, 8/15/32	United States	12,400,000	11,340,187
3.25%, 6/30/27	United States	78,565,000	77,518,490
3.50%, 4/30/28	United States	14,230,000	14,067,689
3.75%, 5/31/30	United States	46,000,000	45,519,336
3.75%, 6/30/30	United States	9,950,000	9,841,561
3.875%, 8/15/33	United States	18,400,000	18,037,750
4.00%, 10/31/29	United States	20,953,000	21,002,109
4.125%, 7/31/28	United States	24,200,000	24,373,937
4.125%, 8/31/30	United States	19,400,000	19,527,312
Total U.S. Government & Agency Securities (Cost $1,699,272,648)			1,639,837,222
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Municipal Bonds 0.8%
	California 0.7%
	Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	5,250,000	$ 4,834,144
	San Bernardino Community College District,
	Refunding, 2.686%, 8/01/41	United States	6,140,000	4,508,561
	Refunding, 2.856%, 8/01/49	United States	3,575,000	2,369,746
	Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,946,965
				17,659,416
	Ohio 0.1%
	Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	1,007,967
	Total Municipal Bonds (Cost $23,609,224)			18,667,383
	Foreign Government and Agency Securities 0.6%
	Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	779,735
	Peru Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,143,027
[a]	African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,675,233
[a]	Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,719,212
	Total Foreign Government and Agency Securities (Cost $17,289,077)			15,317,207
	Asset-Backed Security 0.2%
[a]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	6,212,822
	Total Asset-Backed Securities (Cost $6,623,535)			6,212,822
	Commercial Mortgage-Backed Securities 1.5%
[b]	Bank, Series 2022-BNK40, Class A4, 3.393%, 3/15/64	United States	2,800,000	2,536,954
[b]	Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,831,425
	BX Commercial Mortgage Trust,
	[a,b] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 5.384%, 9/15/36	United States	3,190,000	3,160,045
	[a,b] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.332%, 2/15/39	United States	1,965,562	1,960,894
[a,b]	BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.123%, 10/15/36	United States	3,090,000	3,068,471
[a,b]	BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 5.81%, 4/15/37	United States	3,191,582	3,193,902
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	United States	1,870,000	1,829,357
	Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A2, 2.45%, 7/10/49	United States	1,195,501	1,170,311
[b]	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50	United States	1,290,000	1,270,991
	CSAIL Commercial Mortgage Trust,
	Series 2015-C3, Class A4, 3.718%, 8/15/48	United States	1,331,288	1,325,532
	[b] Series 2015-C2, Class AS, 3.849%, 6/15/57	United States	1,471,000	1,457,113
	GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49	United States	850,000	834,581
	JPMBB Commercial Mortgage Securities Trust,
	Series 2016-C1, Class A5, 3.576%, 3/17/49	United States	2,773,000	2,738,071
	Series 2015-C31, Class A3, 3.801%, 8/15/48	United States	2,004,152	1,990,958
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Commercial Mortgage-Backed Securities (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class AS, 4.068%, 12/15/47	United States	1,304,000	$ 1,289,656
	Wells Fargo Commercial Mortgage Trust,
	Series 2015-C31, Class A4, 3.695%, 11/15/48	United States	1,000,000	992,662
	[b] Series 2016-C32, Class B, 4.727%, 1/15/59	United States	1,801,000	1,774,762
	Total Commercial Mortgage-Backed Securities (Cost $36,189,070)			35,425,685
	Total Investments before Short-Term Investments (Cost $2,475,696,313)			2,394,037,018

			Shares
	Short-Term Investments 1.1%

	Money Market Funds 1.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	26,518,552	26,518,552
	Total Short-Term Investments (Cost $26,518,552)			26,518,552
	Total Investments (Cost $2,502,214,865) 99.8%			2,420,555,570
	Other Assets, less Liabilities 0.2%			5,961,481
	Net Assets 100.0%			$ 2,426,517,051
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $144,191,421, representing 5.9% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(d) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following centrally cleared credit default swap contracts  outstanding. See  Note 1(c).
Centrally Cleared Credit Default Swap Contracts
Description	Reference Entity	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Contracts to Sell Protection[b,c]
Intercontinental Exchange, Inc.	CDX.NA.IG.S43	1.000%	Quarterly	12/20/34	$ 24,050,000	$ 57,752	$ 88,632	$ (30,880)
								$(30,880)

[a]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments.
No recourse provisions have been entered into in association with the contracts.
[b]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[c]The fund enters contracts to sell protection to create a long credit position.
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	430	$ 89,083,907	6/30/25	$ 334,142
U.S. Treasury 5 Yr. Note	Long	298	32,230,562	6/30/25	337,199
U.S. Treasury Bond Long	Long	24	2,814,750	6/18/25	27,498
U.S. Treasury Bond Ultra	Long	24	2,934,000	6/18/25	20,962
U.S. Treasury Ultra 10 Yr. Note	Short	147	16,776,375	6/18/25	(52,521)
Total Futures Contracts					$667,280

*As of year end.
See  Note 9 regarding other derivative information.
See Abbreviations on page 190.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Treasury Bond ETF
	Year Ended March 31,				Period Ended March 31, 2021[a]
	2025	2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.49	$21.23	$22.67	$23.83	$25.00
Income from investment operations[b]:
Net investment income[c]	0.86	0.73	0.46	0.18	0.11
Net realized and unrealized gains (losses)	0.06	(0.74)	(1.36)	(0.96)	(0.94)
Total from investment operations	0.92	(0.01)	(0.90)	(0.78)	(0.83)
Less distributions from net investment income	(0.85)	(0.73)	(0.54)	(0.38)	(0.34)
Net asset value, end of period	$20.56	$20.49	$21.23	$22.67	$23.83
Total return[d]	4.58%	0.01%	(3.95)%	(3.35)%	(3.36)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.28%	0.50%
Expenses net of waiver and payments by affiliates	0.09%[f]	0.09%[f]	0.08%	0.09%	0.09%
Net investment income	4.21%	3.58%	2.16%	0.77%	0.54%
Supplemental data
Net assets, end of period (000’s)	$964,369	$715,104	$428,756	$403,543	$418,199
Portfolio turnover rate[g]	133.96%[h]	91.86%[h]	148.40%[h]	13.86%[h]	102.09%[h]
[a]For the period June 9, 2020 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	133.96%	91.86%	148.40%	13.86%	102.09%
131	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Treasury Bond ETF
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities 97.4%
	U.S. Treasury Bonds,
	1.75%, 8/15/41	United States	3,000,000	$ 2,034,375
	3.125%, 2/15/42	United States	75,610,000	63,010,303
	3.125%, 5/15/48	United States	70,500,000	54,897,744
	3.875%, 5/15/43	United States	14,850,000	13,559,616
	4.00%, 11/15/52	United States	37,000,000	33,378,047
	4.125%, 8/15/53	United States	21,050,000	19,403,413
	4.375%, 5/15/40	United States	4,750,000	4,716,602
	5.00%, 5/15/37	United States	2,200,000	2,356,492
[a]	U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	United States	10,332,300	10,318,259
	U.S. Treasury Notes,
	1.125%, 2/29/28	United States	26,303,000	24,327,193
	1.25%, 4/30/28	United States	121,000,000	111,816,289
	1.25%, 9/30/28	United States	8,000,000	7,310,469
	1.25%, 8/15/31	United States	8,000,000	6,750,312
	1.375%, 11/15/31	United States	36,630,000	30,940,903
	1.875%, 2/15/32	United States	19,784,000	17,182,713
	3.50%, 1/31/30	United States	26,400,000	25,881,281
	3.75%, 12/31/30	United States	65,000,000	64,129,101
	3.75%, 8/31/31	United States	10,000,000	9,826,563
	4.00%, 1/31/31	United States	7,500,000	7,492,090
	4.125%, 10/31/27	United States	215,900,000	217,152,388
	4.125%, 8/31/30	United States	8,100,000	8,153,156
	4.25%, 6/30/31	United States	16,000,000	16,180,000
	4.375%, 12/15/26	United States	12,600,000	12,690,316
	4.375%, 5/15/34	United States	23,000,000	23,315,801
	4.50%, 11/15/25	United States	65,000,000	65,133,454
	4.625%, 6/30/26	United States	5,000,000	5,037,793
	U.S. Treasury STRIPS Coupon,
	[b] 4.137%, 2/15/29	United States	32,100,000	27,542,184
	[b] 4.261%, 2/15/31	United States	70,200,000	55,145,121
	Total U.S. Government & Agency Securities (Cost $936,841,480)			939,681,978
	Total Investments before Short-Term Investments (Cost $936,841,480)			939,681,978

			Shares
	Short-Term Investments 1.6%

	Money Market Funds 1.6%
	United States 1.6%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	15,120,922	15,120,922
	Total Short-Term Investments (Cost $15,120,922)			15,120,922
	Total Investments (Cost $951,962,402) 99.0%			954,802,900
	Other Assets, less Liabilities 1.0%			9,566,045
	Net Assets 100.0%			$ 964,368,945
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(i).
[b]The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 190.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	132

Franklin Templeton ETF Trust
Financial Highlights
Franklin Ultra Short Bond ETF
	Year Ended March 31,				Period Ended March 31, 2021[a]
	2025	2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.89	$24.58	$24.55	$24.88	$25.00
Income from investment operations[b]:
Net investment income[c]	1.18	1.23	0.61	0.14	0.10
Net realized and unrealized gains (losses)	0.12	0.30	(0.12)	(0.33)	0.13
Total from investment operations	1.30	1.53	0.49	(0.19)	0.23
Less distributions from:
Net investment income	(1.19)	(1.22)	(0.46)	(0.14)	(0.33)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.19)	(1.22)	(0.46)	(0.14)	(0.35)
Net asset value, end of period	$25.00	$24.89	$24.58	$24.55	$24.88
Total return[d]	5.39%	6.41%	2.00%	(0.78)%	0.91%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	1.71%	4.17%
Expenses net of waiver and payments by affiliates	0.14%	0.04%	0.10%	0.15%	0.15%
Net investment income	4.80%	4.99%	2.47%	0.55%	0.58%
Supplemental data
Net assets, end of period (000’s)	$101,261	$3,733	$2,458	$3,682	$2,488
Portfolio turnover rate[f]	21.84%[g]	38.70%[g]	48.71%[g]	24.71%[g]	10.49%[g]
[a]For the period July 14, 2020 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[g]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	21.84%	38.70%	48.71%	24.17%	10.49%
133	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin Ultra Short Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 81.9%
	Aerospace & Defense 0.5%
	RTX Corp., 5.00%, 2/27/26	United States	500,000	$ 502,282
	Agriculture 0.5%
[a,b]	Cargill, Inc., 1 day USD SOFR + 0.61%, 4.969%, 2/11/28	United States	330,000	331,454
	Philip Morris International, Inc., 4.375%, 11/01/27	United States	200,000	199,956
				531,410
	Auto Manufacturers 7.8%
	American Honda Finance Corp.,
	[b] 1 day USD SOFR + 0.60%, 4.958%, 8/14/25	United States	300,000	300,273
	[b] 1 day USD SOFR + 0.72%, 5.078%, 10/22/27	United States	550,000	548,472
	[b] 1 day USD SOFR + 0.82%, 5.177%, 3/03/28	United States	370,000	370,025
	BMW U.S. Capital LLC,
	[a,b] 1 day USD SOFR Index + 0.92%, 5.278%, 8/13/27	Germany	500,000	500,167
	[a,b] 1 day USD SOFR Index + 0.92%, 5.281%, 3/21/28	Germany	365,000	364,702
	[a] 4.65%, 3/19/27	Germany	225,000	225,480
	Daimler Truck Finance North America LLC,
	[a] 5.00%, 1/15/27	Germany	500,000	503,452
	[a,b] 1 day USD SOFR + 0.84%, 5.196%, 1/13/28	Germany	300,000	299,280
	General Motors Financial Co., Inc.,
	2.75%, 6/20/25	United States	500,000	497,649
	5.40%, 4/06/26	United States	500,000	502,232
	Hyundai Capital America,
	[a] 5.80%, 6/26/25	United States	100,000	100,211
	[a,b] 1 day USD SOFR + 1.04%, 5.402%, 6/24/27	United States	687,000	688,302
	[a,b] 1 day USD SOFR + 1.04%, 5.401%, 3/19/27	United States	300,000	300,217
	Mercedes-Benz Finance North America LLC,
	[a] 4.75%, 8/01/27	Germany	500,000	501,555
	[a] 4.80%, 11/13/26	Germany	550,000	552,322
	[a,b,c] 1 day USD SOFR + 0.78%, 5.143%, 4/01/27	Germany	225,000	224,903
	[a,c] 4.75%, 3/31/28	Germany	225,000	225,209
	Toyota Motor Credit Corp.,
	[b] 1 day USD SOFR + 0.77%, 5.129%, 8/07/26	United States	440,000	441,847
	[b] 1 day USD SOFR Index + 0.45%, 4.803%, 4/10/26	United States	250,000	250,013
[a]	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26	Germany	490,000	490,692
				7,887,003
	Banks 44.5%
	ABN AMRO Bank NV,
	[a] 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	700,000	716,008
	[a] 4.988% to 12/03/27, FRN thereafter, 12/03/28	Netherlands	200,000	201,368
[a,b]	Australia & New Zealand Banking Group Ltd., 1 day USD SOFR + 0.65%, 5.034%, 9/30/27	Australia	1,000,000	1,004,586
	Banco Bilbao Vizcaya Argentaria SA, 5.862% to 9/14/25, FRN thereafter, 9/14/26	Spain	800,000	803,773
	Banco Santander SA, 6.527% to 11/07/26, FRN thereafter, 11/07/27	Spain	600,000	617,981
	Bank of America Corp.,
	5.08% to 1/20/26, FRN thereafter, 1/20/27	United States	750,000	752,814
	[b] Series FRN, 1 day USD SOFR + 0.83%, 5.191%, 1/24/29	United States	475,000	475,676
[a]	Bank of Ireland Group PLC, 6.253% to 9/16/25, FRN thereafter, 9/16/26	Ireland	275,000	276,920
	Bank of Montreal,
	[b] 1 day USD SOFR Index + 0.88%, 5.238%, 9/10/27	Canada	500,000	501,806
	[b] 1 day USD SOFR + 0.86%, 5.221%, 1/27/29	Canada	400,000	400,245
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Bank of New York Mellon, 5.148% to 5/22/25, FRN thereafter, 5/22/26	United States	750,000	$ 750,536
	Bank of New York Mellon Corp.,
	1.60%, 4/24/25	United States	100,000	99,812
	[b] 1 day USD SOFR Index + 0.83%, 5.187%, 7/21/28	United States	160,000	161,269
	Bank of Nova Scotia,
	5.35%, 12/07/26	Canada	500,000	507,028
	[b] 1 day USD SOFR Index + 0.78%, 5.14%, 6/04/27	Canada	500,000	501,709
	Banque Federative du Credit Mutuel SA,
	[a] 5.896%, 7/13/26	France	500,000	508,209
	[a,b] 1 day USD SOFR Index + 1.07%, 5.429%, 2/16/28	France	550,000	553,880
	Barclays PLC,
	4.375%, 1/12/26	United Kingdom	503,000	502,193
	5.829% to 5/09/26, FRN thereafter, 5/09/27	United Kingdom	500,000	506,191
[a]	BNP Paribas SA, 3.50%, 11/16/27	France	200,000	194,167
	BPCE SA,
	[a] 1.652% to 10/06/25, FRN thereafter, 10/06/26	France	700,000	688,581
	[a] 5.975% to 1/18/26, FRN thereafter, 1/18/27	France	590,000	595,402
[a]	CaixaBank SA, 6.684% to 9/13/26, FRN thereafter, 9/13/27	Spain	1,000,000	1,028,445
	Canadian Imperial Bank of Commerce,
	5.926%, 10/02/26	Canada	383,000	390,820
	[b] 1 day USD SOFR Index + 0.93%, 5.289%, 9/11/27	Canada	600,000	603,851
	[b] 1 day USD SOFR + 1.03%, 5.394%, 3/30/29	Canada	360,000	360,521
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	250,000	250,080
	Citigroup, Inc.,
	[b] 1 day USD SOFR + 0.77%, 5.128%, 6/09/27	United States	500,000	501,262
	3.30%, 4/27/25	United States	100,000	99,888
	[b] 1 day USD SOFR + 0.87%, 5.228%, 3/04/29	United States	325,000	325,259
	Citizens Bank NA, 2.25%, 4/28/25	United States	250,000	249,475
	Commonwealth Bank of Australia,
	[a] 4.50%, 12/09/25	Australia	500,000	498,515
	[a,b] 1 day USD SOFR + 0.46%, 4.831%, 11/27/26	Australia	500,000	500,955
	[a,b] 1 day USD SOFR + 0.64%, 5.015%, 3/14/28	Australia	230,000	230,358
	Cooperatieve Rabobank UA,
	4.375%, 8/04/25	Netherlands	500,000	498,780
	4.883%, 1/21/28	Netherlands	500,000	507,593
	Credit Agricole SA,
	[a] 5.589%, 7/05/26	France	500,000	506,874
	[a,b] 1 day USD SOFR + 1.21%, 5.569%, 9/11/28	France	500,000	504,210
[a]	Danske Bank AS, 6.259% to 9/22/25, FRN thereafter, 9/22/26	Denmark	400,000	402,840
	Deutsche Bank AG,
	2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	250,000	245,537
	6.119% to 7/14/25, FRN thereafter, 7/14/26	Germany	600,000	601,989
	7.146% to 7/13/26, FRN thereafter, 7/13/27	Germany	208,000	213,864
[a]	DNB Bank ASA, 5.896% to 10/09/25, FRN thereafter, 10/09/26	Norway	500,000	502,906
	Fifth Third Bank NA,
	4.967% to 1/28/27, FRN thereafter, 1/28/28	United States	250,000	251,483
	[b] 1 day USD SOFR + 0.81%, 5.171%, 1/28/28	United States	250,000	251,019
[b]	Goldman Sachs Bank USA, 1 day USD SOFR + 0.75%, 5.109%, 5/21/27	United States	500,000	501,632
	Goldman Sachs Group, Inc.,
	[b] 3 mo. USD Term SOFR + 1.43%, 5.755%, 5/15/26	United States	200,000	200,268
	5.798% to 8/10/25, FRN thereafter, 8/10/26	United States	400,000	401,639
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Huntington Bancshares, Inc., 4.00%, 5/15/25	United States	75,000	$ 74,913
[b]	Huntington National Bank, 1 day USD SOFR + 0.72%, 5.093%, 4/12/28	United States	465,000	464,421
	ING Groep NV,
	[b] 1 day USD SOFR Index + 1.56%, 5.919%, 9/11/27	Netherlands	1,000,000	1,014,152
	[b] 1 day USD SOFR Index + 1.01%, 5.373%, 3/25/29	Netherlands	275,000	275,049
[a]	Intesa Sanpaolo SpA, 7.00%, 11/21/25	Italy	200,000	202,572
	JPMorgan Chase & Co.,
	[b] 1 day USD SOFR + 0.89%, 5.243%, 4/22/27	United States	250,000	251,161
	[b] 1 day USD SOFR + 0.86%, 5.218%, 10/22/28	United States	500,000	502,541
	[b] 1 day USD SOFR + 0.92%, 5.278%, 4/22/28	United States	500,000	503,572
	KeyCorp, 4.15%, 10/29/25	United States	205,000	204,603
[b]	Lloyds Banking Group PLC, 1 day USD SOFR Index + 1.56%, 5.92%, 8/07/27	United Kingdom	1,000,000	1,011,602
[a]	Macquarie Group Ltd., 5.108% to 8/09/25, FRN thereafter, 8/09/26	Australia	700,000	700,913
	Mitsubishi UFJ Financial Group, Inc., 5.017% to 7/20/27, FRN thereafter, 7/20/28	Japan	200,000	201,927
[b]	Mizuho Financial Group, Inc., 1 day USD SOFR + 0.96%, 5.33%, 5/22/26	Japan	1,000,000	1,001,058
	Morgan Stanley,
	4.00%, 7/23/25	United States	100,000	99,853
	6.138% to 10/16/25, FRN thereafter, 10/16/26	United States	200,000	201,581
	[b] 1 day USD SOFR + 1.02%, 5.376%, 4/13/28	United States	680,000	685,746
[b]	Morgan Stanley Bank NA, 1 day USD SOFR + 0.90%, 5.255%, 1/12/29	United States	250,000	251,095
	National Australia Bank Ltd.,
	[a,b] 1 day USD SOFR + 0.62%, 4.995%, 6/11/27	Australia	250,000	250,610
	[a,b] 1 day USD SOFR + 0.60%, 4.967%, 10/26/27	Australia	250,000	250,271
	National Bank of Canada,
	5.60% to 7/02/26, FRN thereafter, 7/02/27	Canada	400,000	404,951
	4.702% to 3/05/26, FRN thereafter, 3/05/27	Canada	280,000	280,355
	NatWest Group PLC,
	7.472% to 11/10/25, FRN thereafter, 11/10/26	United Kingdom	600,000	609,933
	5.583% to 3/01/27, FRN thereafter, 3/01/28	United Kingdom	450,000	457,678
[a,b]	Nordea Bank Abp, 1 day USD SOFR + 0.70%, 5.059%, 3/17/28	Finland	230,000	230,423
	PNC Financial Services Group, Inc.,
	4.758% to 1/26/26, FRN thereafter, 1/26/27	United States	600,000	600,303
	5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	500,000	500,818
	Royal Bank of Canada,
	[b] 1 day USD SOFR Index + 1.08%, 5.437%, 7/20/26	Canada	500,000	504,134
	[b] 1 day USD SOFR Index + 0.72%, 5.077%, 10/18/27	Canada	600,000	601,146
	Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, FRN thereafter, 11/21/26	United Kingdom	600,000	607,581
[a,b]	Skandinaviska Enskilda Banken AB, 1 day USD SOFR + 0.89%, 5.248%, 3/05/27	Sweden	400,000	403,764
	State Street Corp.,
	[b] 1 day USD SOFR + 0.85%, 5.206%, 8/03/26	United States	395,000	397,194
	[b] 1 day USD SOFR + 0.64%, 5.001%, 10/22/27	United States	84,000	84,198
	Sumitomo Mitsui Financial Group, Inc.,
	5.52%, 1/13/28	Japan	500,000	513,402
	[b] 1 day USD SOFR + 1.30%, 5.654%, 7/13/26	Japan	500,000	505,380
[a,b]	Sumitomo Mitsui Trust Bank Ltd., 1 day USD SOFR + 0.98%, 5.353%, 9/10/27	Japan	390,000	394,044
[a,b]	Svenska Handelsbanken AB, 1 day USD SOFR + 0.66%, 5.018%, 5/28/27	Sweden	505,000	506,204
	Swedbank AB,
	[a] 6.136%, 9/12/26	Sweden	280,000	286,656
	[a,b] 1 day USD SOFR Index + 0.91%, 5.261%, 4/04/25	Sweden	600,000	600,063
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Toronto-Dominion Bank,
	[b] 1 day USD SOFR + 0.48%, 4.839%, 8/29/25	Canada	250,000	$ 250,247
	[b] 1 day USD SOFR + 0.62%, 4.979%, 12/17/26	Canada	1,000,000	1,003,045
	Truist Financial Corp.,
	5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	500,000	503,332
	4.26% to 7/28/25, FRN thereafter, 7/28/26	United States	500,000	499,107
	6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	100,000	101,693
	U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	400,000	402,377
	U.S. Bank NA, 4.507% to 10/22/26, FRN thereafter, 10/22/27	United States	500,000	499,507
	UBS AG, 4.864% to 1/10/27, FRN thereafter, 1/10/28	Switzerland	500,000	502,409
[a]	UBS Group AG, 4.125%, 4/15/26	Switzerland	650,000	647,554
	Wells Fargo & Co.,
	3.196% to 6/17/26, FRN thereafter, 6/17/27	United States	250,000	246,017
	5.707% to 4/22/27, FRN thereafter, 4/22/28	United States	300,000	306,589
	[b] 1 day USD SOFR + 0.78%, 5.133%, 1/24/28	United States	530,000	531,692
[b]	Westpac Banking Corp., 1 day USD SOFR + 0.46%, 4.822%, 10/20/26	Australia	1,000,000	1,001,871
				45,081,524
	Beverages 0.2%
	PepsiCo, Inc., 4.40%, 2/07/27	United States	190,000	191,052
	Biotechnology 0.2%
	Illumina, Inc., 4.65%, 9/09/26	United States	200,000	199,879
	Chemicals 0.5%
	Sherwin-Williams Co., 4.25%, 8/08/25	United States	500,000	499,107
	Commercial Services & Supplies 0.2%
[b]	PayPal Holdings, Inc., 1 day USD SOFR + 0.67%, 5.028%, 3/06/28	United States	230,000	230,341
	Construction Materials 0.1%
	Owens Corning, 5.50%, 6/15/27	United States	100,000	101,959
	Diversified REITs 0.7%
	Essex Portfolio LP, 3.50%, 4/01/25	United States	745,000	745,000
	Electric 2.0%
	Dominion Energy, Inc., 3.90%, 10/01/25	United States	500,000	498,429
	Duke Energy Corp., 0.90%, 9/15/25	United States	365,000	358,972
	NextEra Energy Capital Holdings, Inc.,
	3.55%, 5/01/27	United States	100,000	98,112
	5.749%, 9/01/25	United States	600,000	602,488
	4.85%, 2/04/28	United States	65,000	65,781
	[b] 1 day USD SOFR Index + 0.80%, 5.161%, 2/04/28	United States	190,000	190,940
[b]	Pacific Gas & Electric Co., 1 day USD SOFR Index + 0.95%, 5.31%, 9/04/25	United States	250,000	250,039
				2,064,761
	Electric Utilities 0.1%
[b]	Georgia Power Co., 1 day USD SOFR Index + 0.28%, 4.644%, 9/15/26	United States	140,000	140,066
	Financial Services 4.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	1.75%, 1/30/26	Ireland	450,000	439,491
	2.45%, 10/29/26	Ireland	500,000	483,294
	4.875%, 4/01/28	Ireland	150,000	150,573
	Air Lease Corp., 5.30%, 6/25/26	United States	500,000	503,907
	American Express Co.,
	3.95%, 8/01/25	United States	100,000	99,770
	[b] 1 day USD SOFR Index + 1.00%, 5.359%, 2/16/28	United States	1,000,000	1,008,178
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services (continued)
	Capital One Financial Corp.,
	3.75%, 3/09/27	United States	400,000	$ 393,696
	4.20%, 10/29/25	United States	475,000	473,191
[b]	Charles Schwab Corp., 1 day USD SOFR Index + 0.52%, 4.878%, 5/13/26	United States	100,000	100,095
	Jefferies Financial Group, Inc.,
	5.00%, 2/10/26	United States	470,000	470,571
	5.03%, 3/16/26	United States	450,000	450,981
				4,573,747
	Food 0.7%
	Campbell’s Co., 5.30%, 3/20/26	United States	400,000	402,754
[a]	Mars, Inc., 4.45%, 3/01/27	United States	275,000	275,605
				678,359
	Gas 0.5%
	NiSource, Inc., 0.95%, 8/15/25	United States	500,000	493,523
	Health Care Providers & Services 0.1%
	Cigna Group, 3.25%, 4/15/25	United States	100,000	99,940
	Healthcare-Products 0.7%
	Boston Scientific Corp., 1.90%, 6/01/25	United States	100,000	99,506
	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	United States	500,000	502,361
	Stryker Corp., 1.15%, 6/15/25	United States	100,000	99,253
				701,120
	Home Builders 0.8%
	Lennar Corp.,
	5.25%, 6/01/26	United States	50,000	50,166
	4.75%, 5/30/25	United States	700,000	699,880
				750,046
	Insurance 4.3%
[a]	AEGON Funding Co. LLC, 5.50%, 4/16/27	Netherlands	500,000	507,035
	Arthur J Gallagher & Co., 4.60%, 12/15/27	United States	665,000	666,647
	Athene Global Funding,
	[a] 5.349%, 7/09/27	United States	200,000	202,760
	[a] 4.86%, 8/27/26	United States	500,000	501,662
	[a] 4.95%, 1/07/27	United States	561,000	563,209
	[a,b] 1 day USD SOFR Index + 0.95%, 5.308%, 3/06/28	United States	400,000	399,680
[a,b]	Corebridge Global Funding, 1 day USD SOFR + 1.30%, 5.663%, 9/25/26	United States	500,000	505,059
[a]	Equitable Financial Life Global Funding, 1.40%, 7/07/25	United States	100,000	99,186
[a,b]	GA Global Funding Trust, 1 day USD SOFR + 1.36%, 5.714%, 4/11/25	United States	260,000	260,077
[a,b]	MassMutual Global Funding II, 1 day USD SOFR + 0.74%, 5.092%, 4/09/27	United States	100,000	100,495
	Metropolitan Life Global Funding I,
	[a] 4.05%, 8/25/25	United States	300,000	299,472
	[a,b] 1 day USD SOFR Index + 0.70%, 5.059%, 6/11/27	United States	280,000	281,083
				4,386,365
	Internet 0.5%
[a]	Netflix, Inc., 3.625%, 6/15/25	United States	500,000	498,673
	IT Services 0.6%
	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	United States	615,000	615,486
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Lodging 0.8%
	Hyatt Hotels Corp.,
	4.85%, 3/15/26	United States	250,000	$ 250,023
	5.75%, 1/30/27	United States	550,000	559,703
				809,726
	Machinery-Construction & Mining 0.6%
[b]	Caterpillar Financial Services Corp., 1 day USD SOFR + 0.56%, 4.919%, 11/15/27	United States	600,000	602,466
	Machinery-Diversified 0.9%
	John Deere Capital Corp.,
	4.90%, 6/11/27	United States	500,000	507,005
	[b] 1 day USD SOFR + 0.50%, 4.858%, 3/06/28	United States	370,000	369,998
				877,003
	Media 0.1%
	Fox Corp., 3.05%, 4/07/25	United States	100,000	99,982
	Mining 0.6%
	Glencore Funding LLC,
	[a] 1.625%, 9/01/25	Australia	235,000	231,901
	[a,b,c] 1 day USD SOFR Index + 0.75%, 5.113%, 10/01/26	Australia	180,000	180,152
[b]	Rio Tinto Finance USA PLC, 1 day USD SOFR Index + 0.84%, 5.199%, 3/14/28	Australia	140,000	140,643
				552,696
	Oil & Gas 0.8%
[b]	Chevron USA, Inc., 1 day USD SOFR Index + 0.47%, 4.828%, 2/26/28	United States	185,000	185,439
	Devon Energy Corp., 5.85%, 12/15/25	United States	600,000	603,204
				788,643
	Pharmaceuticals 0.2%
	CVS Health Corp., 3.875%, 7/20/25	United States	145,000	144,589
	Pipelines 1.5%
	Energy Transfer LP,
	2.90%, 5/15/25	United States	100,000	99,770
	4.75%, 1/15/26	United States	250,000	249,990
	Kinder Morgan, Inc., 4.30%, 6/01/25	United States	500,000	499,513
	ONEOK, Inc., 5.55%, 11/01/26	United States	300,000	304,066
	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	United States	400,000	399,908
				1,553,247
	Real Estate Investment Trusts (REITs) 2.7%
	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	United States	600,000	599,327
	Boston Properties LP, 3.65%, 2/01/26	United States	570,000	563,984
	Camden Property Trust, 5.85%, 11/03/26	United States	500,000	510,557
[b]	Public Storage Operating Co., 1 day USD SOFR Index + 0.70%, 5.056%, 4/16/27	United States	500,000	502,210
	Realty Income Corp.,
	0.75%, 3/15/26	United States	250,000	241,268
	3.875%, 4/15/25	United States	300,000	299,867
				2,717,213
	Real Estate Management & Development 0.3%
	American Tower Corp., 3.375%, 10/15/26	United States	350,000	343,804
	Retail 0.5%
	Dollar Tree, Inc., senior note, 4.00%, 5/15/25	United States	536,000	535,339
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Savings & Loans 1.0%
	Nationwide Building Society,
	[a] 6.557% to 10/18/26, FRN thereafter, 10/18/27	United Kingdom	535,000	$ 549,693
	[a,b] 1 day USD SOFR + 1.29%, 5.649%, 2/16/28	United Kingdom	400,000	403,065
				952,758
	Semiconductors 0.3%
	Broadcom, Inc., 4.80%, 4/15/28	United States	335,000	337,532
	Software 0.6%
	Fiserv, Inc., 3.85%, 6/01/25	United States	100,000	99,803
	Oracle Corp.,
	1.65%, 3/25/26	United States	235,000	228,457
	[b] 1 day USD SOFR + 0.76%, 5.121%, 8/03/28	United States	190,000	190,641
	Synopsys, Inc., 4.55%, 4/01/27	United States	65,000	65,255
				584,156
	Telecommunications 0.8%
	Rogers Communications, Inc., 3.625%, 12/15/25	Canada	300,000	297,392
	T-Mobile USA, Inc., 3.50%, 4/15/25	United States	500,000	499,745
				797,137
	Trucking & Leasing 0.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	140,995
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25	United States	100,000	99,771
				240,766
	Total Corporate Bonds & Notes (Cost $82,759,375)			82,908,700
	Total Investments before Short-Term Investments (Cost $82,759,375)			82,908,700

	Short-Term Investments 18.4%

	Commercial Paper 17.9%
[a]	Air Lease Corp., 4.815%, 4/03/25	United States	500,000	499,803
[a]	Alimentation Couche-Tard, Inc., 4.658%, 4/02/25	Canada	250,000	249,936
[a]	Alimentation Couche-Tard, Inc., 4.676%, 4/14/25	Canada	500,000	499,106
[a]	Alimentation Couche-Tard, Inc., 4.682%, 4/14/25	Canada	250,000	249,553
[a]	AutoNation, Inc., 4.817%, 4/01/25	United States	657,000	656,909
[a]	AvalonBay Communities, Inc., 4.647%, 4/03/25	United States	361,000	360,864
[a]	AvalonBay Communities, Inc., 4.713%, 4/03/25	United States	500,000	499,812
[a]	Bell Telephone Co. of Canada or Bell Canada, 4.669%, 4/02/25	Canada	500,000	499,877
[a]	Boston Properties LP, 4.80%, 5/13/25	United States	500,000	497,250
[a]	Broadcom, Inc., 4.621%, 4/10/25	United States	250,000	249,686
[a]	Broadcom, Inc., 4.659%, 5/13/25	United States	425,000	422,667
[a]	Conagra Brands, Inc., 4.825%, 4/07/25	United States	400,000	399,634
[a]	Constellation Brands, Inc., 4.829%, 4/04/25	United States	250,000	249,867
[a]	Constellation Brands, Inc., 4.852%, 4/22/25	United States	250,000	249,269
[a]	Crown Castle, Inc., 4.895%, 4/01/25	United States	500,000	499,933
[a]	CVS Health Corp., 4.82%, 4/04/25	United States	250,000	249,869
[a]	CVS Health Corp., 4.842%, 4/07/25	United States	270,000	269,750
[a]	Dominion Energy, Inc., 4.645%, 4/16/25	United States	500,000	498,994
[a]	Enbridge U.S., Inc., 4.634%, 4/14/25	United States	500,000	499,117
[a]	Enbridge U.S., Inc., 4.635%, 4/16/25	United States	250,000	249,495
[a]	Fidelity National Information Services, Inc., 4.697%, 4/17/25	United States	500,000	498,930
[a]	FMC Corp., 5.07%, 4/01/25	United States	329,000	328,954
[a]	Glencore Funding LLC, 4.641%, 4/22/25	Australia	500,000	498,623
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Commercial Paper (continued)
[a]	HP, Inc., 4.678%, 4/01/25	United States	385,000	$ 384,951
[a]	HP, Inc., 4.627%, 4/07/25	United States	385,000	384,657
	Intesa Sanpaolo Funding LLC, 4.845%, 8/18/25	Italy	500,000	490,894
[a]	Marsh & McLennan Cos., Inc., 4.703%, 4/17/25	United States	500,000	498,925
[a]	Marsh & McLennan Cos., Inc., 4.706%, 4/23/25	United States	500,000	498,541
[a]	Mid-America Apartments LP, 4.692%, 4/07/25	United States	307,000	306,730
[a]	Mid-America Apartments LP, 4.758%, 4/09/25	United States	500,000	499,435
[a]	National Grid North America, Inc., 4.637%, 4/22/25	United States	500,000	498,605
[a]	Nutrien Ltd., 4.652%, 5/01/25	Canada	500,000	498,013
	Ovintiv, Inc., 5.005%, 4/21/25	United States	250,000	249,278
[a]	Owens Corning, 4.661%, 4/10/25	United States	308,000	307,605
	Penske Truck Leasing Co. LP, 4.611%, 4/10/25	United States	250,000	249,680
	Penske Truck Leasing Co. LP, 4.682%, 4/17/25	United States	500,000	498,896
[a]	Plains All American Pipeline LP, 4.668%, 4/01/25	United States	600,000	599,925
[a]	Protective Life Corp., 4.664%, 4/23/25	United States	300,000	299,122
[a]	Southern Co. Gas Capital Corp., 4.726%, 4/22/25	United States	275,000	274,225
[a]	Targa Resources Corp., 4.664%, 4/01/25	United States	499,000	498,933
[a]	Targa Resources Corp., 4.788%, 4/03/25	United States	250,000	249,899
[a]	Targa Resources Corp., 4.784%, 4/25/25	United States	250,000	249,153
[a]	UDR, Inc., 4.711%, 4/23/25	United States	310,000	309,096
[a]	Vulcan Materials Co., 4.728%, 4/10/25	United States	295,000	294,627
[a]	Vulcan Materials Co., 4.721%, 4/23/25	United States	500,000	498,541
[a]	WEC Energy Group, Inc., 4.724%, 4/10/25	United States	318,000	317,600
	Total Commercial Paper (Cost $18,137,516)			18,135,229

			Shares
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	United States	1,259	1,259
			Principal Amount*
	Certificate of Deposit 0.5%
	Intesa Sanpaolo SpA, 5.05%, 1/13/26	Italy	500,000	500,997
	Total Short-Term Investments (Cost $18,638,775)			18,637,485
	Total Investments (Cost $101,398,150) 100.3%			101,546,185
	Other Assets, less Liabilities (0.3)%			(284,766)
	Net Assets 100.0%			$ 101,261,419
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $41,300,303, representing 40.8% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]Security purchased on a when-issued basis. See Note 1(d).
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 190.
141	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 March 31, 2025
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 9,983,441	$ 607,057,794	$ 4,091,605	$ 89,619,835
Cost – Non-controlled affiliates (Note 3d)	—	—	56,007	3,386,667
Value – Unaffiliated issuers	$ 10,165,582	$ 605,406,004	$ 4,419,100	$ 104,831,802
Value – Non-controlled affiliates (Note 3d)	—	—	56,007	3,386,667
Cash	115,978	157,143	—	20
Foreign currency, at value (cost $5, $0, $8,477 and $0, respectively)	5	—	8,479	—
Receivables:
Capital shares sold	—	1,219,336	—	—
Dividends and interest	582	7,613,679	309	33,169
Total assets	10,282,147	614,396,162	4,483,895	108,251,658
Liabilities:
Payables:
Investment securities purchased	—	3,354,463	110	11,357
Management fees	4,508	152,336	1,993	52,918
Total liabilities	4,508	3,506,799	2,103	64,275
Net assets, at value	$ 10,277,639	$ 610,889,363	$ 4,481,792	$ 108,187,383
Net assets consist of:
Paid-in capital	$ 21,227,155	$ 615,987,227	$ 5,429,449	$ 107,393,266
Total distributable earnings (loss)	(10,949,516)	(5,097,864)	(947,657)	794,117
Net assets, at value	$ 10,277,639	$ 610,889,363	$ 4,481,792	$ 108,187,383
Shares outstanding	300,000	25,050,000	200,000	3,098,449
Net asset value per share	$34.26	$24.39	$22.41	$34.92
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	142

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 11,879,088	$ 610,662,697	$ 90,099,654	$ 530,925,668
Cost – Non-controlled affiliates (Note 3d)	—	—	—	16,115,318
Value – Unaffiliated issuers	$ 10,563,546	$ 602,451,729	$ 92,655,090	$ 543,940,433
Value – Non-controlled affiliates (Note 3d)	—	—	—	16,115,318
Cash	225,349	12,444,216	1,432,656	8,301,470
Foreign currency, at value (cost $7, $0, $0 and $56,937, respectively)	7	—	—	58,729
Receivables:
Capital shares sold	—	—	—	2,660,756
Dividends and interest	3,028	10,697,386	135,211	4,086,299
Investment securities sold	—	8,500	—	5,102
Total assets	10,791,930	625,601,831	94,222,957	575,168,107
Liabilities:
Payables:
Investment securities purchased	—	10,839,434	914,280	11,145,165
Management fees	4,819	209,904	23,044	168,181
Distributions to shareholders	—	—	453,037	2,411,808
Total liabilities	4,819	11,049,338	1,390,361	13,725,154
Net assets, at value	$ 10,787,111	$ 614,552,493	$ 92,832,596	$ 561,442,953
Net assets consist of:
Paid-in capital	$ 23,593,873	$ 630,594,851	$ 96,495,577	$ 550,301,442
Total distributable earnings (loss)	(12,806,762)	(16,042,358)	(3,662,981)	11,141,511
Net assets, at value	$ 10,787,111	$ 614,552,493	$ 92,832,596	$ 561,442,953
Shares outstanding	400,000	25,800,000	1,650,000	21,100,000
Net asset value per share	$26.97	$23.82	$56.26	$26.61
143	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 21,356,247	$ 593,056,216	$ 581,152,033	$ 99,305,327
Value – Unaffiliated issuers	$ 24,671,339	$ 578,377,007	$ 556,033,377	$ 97,199,947
Cash	857,499	22,966,182	6,051,689	138,909
Collateral for forwards	—	15,806,863	—	—
Foreign currency, at value (cost $2, $18,659,517, $0 and $0, respectively)	2	19,905,095	—	—
Receivables:
Dividends and interest	8,740	3,418,344	6,103,567	1,316,804
Investment securities sold	—	—	3,533,362	—
Unrealized appreciation on OTC forward exchange contracts	—	460,709	—	—
Total assets	25,537,580	640,934,200	571,721,995	98,655,660
Liabilities:
Due to Custodian	—	—	29	—
Payables:
Investment securities purchased	—	—	6,715,877	—
Management fees	11,328	131,700	167,268	25,559
Unrealized depreciation on OTC forward exchange contracts	—	15,310,205	—	—
Total liabilities	11,328	15,441,905	6,883,174	25,559
Net assets, at value	$ 25,526,252	$ 625,492,295	$ 564,838,821	$ 98,630,101
Net assets consist of:
Paid-in capital	$ 24,142,067	$ 661,354,324	$ 656,788,597	$ 112,595,272
Total distributable earnings (loss)	1,384,185	(35,862,029)	(91,949,776)	(13,965,171)
Net assets, at value	$ 25,526,252	$ 625,492,295	$ 564,838,821	$ 98,630,101
Shares outstanding	450,000	31,000,000	26,350,000	4,200,000
Net asset value per share	$56.73	$20.18	$21.44	$23.48
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	144

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 1,026,796,759	$ 273,896,736	$ 2,475,696,313	$ 936,841,480
Cost – Non-controlled affiliates (Note 3d)	7,108,084	—	26,518,552	15,120,922
Value – Unaffiliated issuers	$ 1,010,623,842	$ 291,072,125	$ 2,394,037,018	$ 939,681,978
Value – Non-controlled affiliates (Note 3d)	7,052,870	—	26,518,552	15,120,922
Cash	108,549,059	3,366,012	200	—
Foreign currency, at value (cost $0, $297,562, $0 and $0, respectively)	—	297,428	—	—
Receivables:
Capital shares sold	62,354,331	—	—	—
Dividends and interest	4,998,487	707,361	14,960,492	9,689,857
Investment securities sold	1,591,512	—	—	—
Closed swap contracts	—	335,430,605	—	—
Variation margin on futures contracts	—	828,101	—	—
Deposits with brokers for:
Futures contracts	—	14,399,587	857,248	—
Swap contracts	—	1,160,000	898,932	—
Unrealized appreciation on OTC forward exchange contracts	—	1,303,007	—	—
Unrealized appreciation on OTC swap contracts	—	1	—	—
Total assets	1,195,170,101	648,564,227	2,437,272,442	964,492,757
Liabilities:
Payables:
Closed swap contracts	—	335,056,451	—	—
Investment securities purchased	127,586,402	—	10,200,788	55,177
Management fees	373,004	162,809	303,674	68,635
Transfer agent fees	—	1,875	—	—
Custodian fees	—	300	—	—
Variation margin on futures contracts	—	—	240,672	—
Variation margin on centrally cleared swap contracts	—	—	10,257	—
Unrealized depreciation on OTC forward exchange contracts	—	595,268	—	—
Unrealized depreciation on unfunded loan commitments (Note 12)	3,585	—	—	—
Accrued expenses and other liabilities	—	51	—	—
Total liabilities	127,962,991	335,816,754	10,755,391	123,812
Net assets, at value	$ 1,067,207,110	$ 312,747,473	$ 2,426,517,051	$ 964,368,945
Net assets consist of:
Paid-in capital	$ 1,090,564,742	$ 296,606,691	$ 2,676,847,163	$ 1,043,535,770
Total distributable earnings (loss)	(23,357,632)	16,140,782	(250,330,112)	(79,166,825)
Net assets, at value	$ 1,067,207,110	$ 312,747,473	$ 2,426,517,051	$ 964,368,945
Shares outstanding	44,500,000	12,750,000	112,950,000	46,900,000
Net asset value per share	$23.98	$24.53	$21.48	$20.56

*Consolidated financial statements. Note 11.
145	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 March 31, 2025
Franklin Ultra Short Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 101,396,891
Cost – Non-controlled affiliates (Note 3d)	1,259
Value – Unaffiliated issuers	$ 101,544,926
Value – Non-controlled affiliates (Note 3d)	1,259
Cash	12,715
Receivables:
Dividends and interest	838,274
Total assets	102,397,174
Liabilities:
Payables:
Investment securities purchased	1,122,915
Management fees	12,840
Total liabilities	1,135,755
Net assets, at value	$ 101,261,419
Net assets consist of:
Paid-in capital	$ 100,739,499
Total distributable earnings (loss)	521,920
Net assets, at value	$ 101,261,419
Shares outstanding	4,050,000
Net asset value per share	$25.00
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	146

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations
 for the year ended March 31, 2025
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 39,756	$ —	$ 22,106	$ 357,703
Non-Controlled affiliates (Note 3d)	—	—	3,887	74,369
Interest:
Unaffiliated issuers	—	15,560,367	3	1,018
Total investment income	39,756	15,560,367	25,996	433,090
Expenses:
Management fees (Note 3a)	58,513	1,033,840	28,981	590,773
Total expenses	58,513	1,033,840	28,981	590,773
Expenses waived/paid by affiliates (Note 3d)	—	—	(285)	(4,917)
Net expenses	58,513	1,033,840	28,696	585,856
Net investment income	(18,757)	14,526,527	(2,700)	(152,766)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(205,666)	12,441	(126,761)	(2,007,847)
In-kind redemptions	2,432,604	—	1,014,637	18,093,610
Foreign currency transactions	183	—	60	(499)
Net realized gain (loss)	2,227,121	12,441	887,936	16,085,264
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,452,041)	(4,874,374)	(751,593)	(14,378,028)
Translation of other assets and liabilities denominated in foreign currencies	65	—	97	—
Net change in unrealized appreciation (depreciation)	(1,451,976)	(4,874,374)	(751,496)	(14,378,028)
Net realized and unrealized gain (loss)	775,145	(4,861,933)	136,440	1,707,236
Net increase (decrease) in net assets resulting from operations	$756,388	$9,664,594	$133,740	$1,554,470

[a]Foreign taxes withheld on dividends	$211	$—	$142	$9,958
147	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 31,819	$ 6,875	$ 2,255,390	$ 4,291,669
Non-Controlled affiliates (Note 3d)	—	—	—	207,625
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	1,448	32,174,772	72,640	10,938,464
Total investment income	33,267	32,181,647	2,328,030	15,437,758
Expenses:
Management fees (Note 3a)	53,386	1,866,360	295,386	1,296,934
Total expenses	53,386	1,866,360	295,386	1,296,934
Expenses waived/paid by affiliates (Note 3d)	—	—	—	(13,646)
Net expenses	53,386	1,866,360	295,386	1,283,288
Net investment income	(20,119)	30,315,287	2,032,644	14,154,470
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,042,523)	(535,854)	(35,403)	1,834,870
In-kind redemptions	330,203	104,593	21,448,027	—
Written options	—	—	—	329,044
Foreign currency transactions	(2,463)	—	(90)	(4,501)
Net realized gain (loss)	(1,714,783)	(431,261)	21,412,534	2,159,413
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(435,431)	(3,847,921)	(16,646,483)	8,012,898
Translation of other assets and liabilities denominated in foreign currencies	10	—	125	1,792
Written options	—	—	—	54,922
Net change in unrealized appreciation (depreciation)	(435,421)	(3,847,921)	(16,646,358)	8,069,612
Net realized and unrealized gain (loss)	(2,150,204)	(4,279,182)	4,766,176	10,229,025
Net increase (decrease) in net assets resulting from operations	$(2,170,323)	$26,036,105	$6,798,820	$24,383,495

[a]Foreign taxes withheld on dividends	$767	$—	$11,353	$47,707
[b]Foreign taxes withheld on interest	$—	$19,087	$—	$—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	148

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 93,904	$ —	$ —	$ —
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	4,267	14,690,227	21,922,153	4,162,962
Total investment income	98,171	14,690,227	21,922,153	4,162,962
Expenses:
Management fees (Note 3a)	131,248	1,436,468	1,668,546	319,740
Total expenses	131,248	1,436,468	1,668,546	319,740
Net investment income	(33,077)	13,253,759	20,253,607	3,843,222
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(204,242)	(7,457,071)	(13,676,666)	(103,353)
In-kind redemptions	—	—	99,942	—
Foreign currency transactions	(152)	607,103	—	—
Forward exchange contracts	—	32,107,676	—	—
Net realized gain (loss)	(204,394)	25,257,708	(13,576,724)	(103,353)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(815,103)	(466,120)	11,318,581	(2,048,233)
Translation of other assets and liabilities denominated in foreign currencies	30	(154,978)	—	—
Forward exchange contracts	—	(21,428,939)	—	—
Net change in unrealized appreciation (depreciation)	(815,073)	(22,050,037)	11,318,581	(2,048,233)
Net realized and unrealized gain (loss)	(1,019,467)	3,207,671	(2,258,143)	(2,151,586)
Net increase (decrease) in net assets resulting from operations	$(1,052,544)	$16,461,430	$17,995,464	$1,691,636

[a]Foreign taxes withheld on dividends	$7,166	$—	$—	$—
[b]Foreign taxes withheld on interest	$—	$41,414	$—	$—
149	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 105,496	$ 2,722,721	$ —	$ —
Non-Controlled affiliates (Note 3d)	92,026	—	2,270,428	500,621
Interest:
Unaffiliated issuers	50,286,634	3,709,874	86,517,707	34,477,508
Inflation principal adjustments (Note 1g)	—	—	—	315,388
Total investment income	50,484,156	6,432,595	88,788,135	35,293,517
Expenses:
Management fees (Note 3a)	2,821,083	1,516,030	3,207,388	739,577
Transfer agent fees	—	7,500	—	—
Custodian fees	—	1,201	—	—
Other	—	2,789	—	—
Total expenses	2,821,083	1,527,520	3,207,388	739,577
Expenses waived/paid by affiliates (Note 3c)	—	(122,956)	—	—
Expenses waived/paid by affiliates (Note 3d)	(6,618)	—	(79,797)	(10,445)
Net expenses	2,814,465	1,404,564	3,127,591	729,132
Net investment income	47,669,691	5,028,031	85,660,544	34,564,385
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,736,632)	4,624,289	(16,148,614)	(10,468,912)
Foreign currency transactions	—	14,628	—	—
Forward exchange contracts	—	1,687,426	—	—
Futures contracts	—	1,666,935	(319,598)	—
Swap contracts	—	—	6,431	—
Net realized gain (loss)	(3,736,632)	7,993,278	(16,461,781)	(10,468,912)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(14,445,839)	(3,632,848)	26,721,083	12,433,193
Non-controlled affiliated issuers	(55,214)	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	1,341	—	—
Futures contracts	—	875,132	651,173	—
Swap contracts	—	1	(30,880)	—
Forward exchange contracts	—	879,956	—	—
Unfunded loan commitments (Note 12)	(3,585)	—	—	—
Net change in unrealized appreciation (depreciation)	(14,504,638)	(1,876,418)	27,341,376	12,433,193
Net realized and unrealized gain (loss)	(18,241,270)	6,116,860	10,879,595	1,964,281
Net increase (decrease) in net assets resulting from operations	$29,428,421	$11,144,891	$96,540,139	$36,528,666

[a]Foreign taxes withheld on dividends	$—	$136,534	$—	$—
*Consolidated financial statements. Note 11.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	150

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the year ended March 31, 2025
Franklin Ultra Short Bond ETF
Investment income:
Dividends:
Non-Controlled affiliates (Note 3d)	$ 95,735
Interest:
Unaffiliated issuers	1,223,521
Total investment income	1,319,256
Expenses:
Management fees (Note 3a)	40,102
Total expenses	40,102
Expenses waived/paid by affiliates (Note 3d)	(3,354)
Net expenses	36,748
Net investment income	1,282,508
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11,651
Net realized gain (loss)	11,651
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	141,220
Net change in unrealized appreciation (depreciation)	141,220
Net realized and unrealized gain (loss)	152,871
Net increase (decrease) in net assets resulting from operations	$1,435,379
151	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Dynamic Municipal Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (18,757)	$ 12,140	$ 14,526,527	$ 5,463,076
Net realized gain (loss)	2,227,121	118,326	12,441	(1,964,769)
Net change in unrealized appreciation (depreciation)	(1,451,976)	3,060,150	(4,874,374)	6,568,758
Net increase (decrease) in net assets resulting from operations	756,388	3,190,616	9,664,594	10,067,065
Distributions to shareholders (Note 1i)	(11,522)	—	(13,040,439)	(5,140,431)
Capital share transactions: (Note 2)	(1,768,964)	(1,507,954)	417,672,009	90,169,325
Net increase (decrease) in net assets	(1,024,098)	1,682,662	414,296,164	95,095,959
Net assets:
Beginning of period	11,301,737	9,619,075	196,593,199	101,497,240
End of period	$ 10,277,639	$ 11,301,737	$ 610,889,363	$ 196,593,199

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	152

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Exponential Data ETF		Franklin Focused Growth ETF*
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Period Ended March 31, 2024†	Year Ended September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$ (2,700)	$ 6,906	$ (152,766)	$ 43,467	$ (360,978)
Net realized gain (loss)	887,936	(228,085)	16,085,264	4,659,721	(3,216,781)
Net change in unrealized appreciation (depreciation)	(751,496)	1,365,010	(14,378,028)	13,410,764	24,153,683
Net increase (decrease) in net assets resulting from operations	133,740	1,143,831	1,554,470	18,113,952	20,575,924
Distributions to shareholders (Note 1i)	(6,435)	—	—	—	—
Capital share transactions: (Note 2)	(2,459,548)	2,298,068	38,847,447	(27,824,046)	(10,349,084)
Net increase (decrease) in net assets	(2,332,243)	3,441,899	40,401,917	(9,710,094)	10,226,840
Net assets:
Beginning of period	6,814,035	3,372,136	67,785,466	77,495,560	67,268,720
End of period	$ 4,481,792	$ 6,814,035	$ 108,187,383	$ 67,785,466	$ 77,495,560

*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
†For the period October 1, 2023 through March 31, 2024.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Genomic Advancements ETF		Franklin High Yield Corporate ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (20,119)	$ (15,107)	$ 30,315,287	$ 14,585,453
Net realized gain (loss)	(1,714,783)	(817,580)	(431,261)	(3,689,325)
Net change in unrealized appreciation (depreciation)	(435,421)	1,875,028	(3,847,921)	15,577,700
Net increase (decrease) in net assets resulting from operations	(2,170,323)	1,042,341	26,036,105	26,473,828
Distributions to shareholders (Note 1i)	—	—	(28,955,352)	(15,176,528)
Capital share transactions: (Note 2)	3,131,902	(1,858,283)	348,275,293	49,731,783
Net increase (decrease) in net assets	961,579	(815,942)	345,356,046	61,029,083
Net assets:
Beginning of period	9,825,532	10,641,474	269,196,447	208,167,364
End of period	$ 10,787,111	$ 9,825,532	$ 614,552,493	$ 269,196,447

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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Income Equity Focus ETF		Franklin Income Focus ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,032,644	$ 2,525,593	$ 14,154,470	$ 5,237,551
Net realized gain (loss)	21,412,534	15,754,657	2,159,413	(294,699)
Net change in unrealized appreciation (depreciation)	(16,646,358)	4,383,562	8,069,612	4,946,945
Net increase (decrease) in net assets resulting from operations	6,798,820	22,663,812	24,383,495	9,889,797
Distributions to shareholders (Note 1i)	(4,064,715)	(2,439,590)	(18,595,992)	(4,536,958)
Capital share transactions: (Note 2)	(30,115,706)	(55,622,694)	378,622,024	171,680,587
Net increase (decrease) in net assets	(27,381,601)	(35,398,472)	384,409,527	177,033,426
Net assets:
Beginning of period	120,214,197	155,612,669	177,033,426	—
End of period	$ 92,832,596	$ 120,214,197	$ 561,442,953	$ 177,033,426

[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Intelligent Machines ETF		Franklin International Aggregate Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (33,077)	$ (12,644)	$ 13,253,759	$ 8,746,290
Net realized gain (loss)	(204,394)	1,641,253	25,257,708	(5,814,737)
Net change in unrealized appreciation (depreciation)	(815,073)	2,843,213	(22,050,037)	15,395,007
Net increase (decrease) in net assets resulting from operations	(1,052,544)	4,471,822	16,461,430	18,326,560
Distributions to shareholders (Note 1i)	—	—	(17,714,764)	(4,135,239)
Capital share transactions: (Note 2)	6,160,137	7,114,639	137,278,103	199,112,461
Net increase (decrease) in net assets	5,107,593	11,586,461	136,024,769	213,303,782
Net assets:
Beginning of period	20,418,659	8,832,198	489,467,526	276,163,744
End of period	$ 25,526,252	$ 20,418,659	$ 625,492,295	$ 489,467,526

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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Investment Grade Corporate ETF		Franklin Municipal Green Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 20,253,607	$ 23,323,744	$ 3,843,222	$ 3,798,043
Net realized gain (loss)	(13,576,724)	(37,195,708)	(103,353)	(2,366,367)
Net change in unrealized appreciation (depreciation)	11,318,581	35,330,966	(2,048,233)	3,191,280
Net increase (decrease) in net assets resulting from operations	17,995,464	21,459,002	1,691,636	4,622,956
Distributions to shareholders (Note 1i)	(20,452,540)	(26,347,663)	(4,031,657)	(4,038,600)
Capital share transactions: (Note 2)	203,143,865	(275,321,896)	(11,984,323)	21,159
Net increase (decrease) in net assets	200,686,789	(280,210,557)	(14,324,344)	605,515
Net assets:
Beginning of period	364,152,032	644,362,589	112,954,445	112,348,930
End of period	$ 564,838,821	$ 364,152,032	$ 98,630,101	$ 112,954,445

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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Senior Loan ETF		Franklin Systematic Style Premia ETF*
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 47,669,691	$ 22,291,245	$ 5,028,031	$ 2,606,425
Net realized gain (loss)	(3,736,632)	(1,059,035)	7,993,278	(1,527,885)
Net change in unrealized appreciation (depreciation)	(14,504,638)	6,585,296	(1,876,418)	14,906,975
Net increase (decrease) in net assets resulting from operations	29,428,421	27,817,506	11,144,891	15,985,515
Distributions to shareholders (Note 1i)	(44,477,601)	(21,412,594)	(3,594,570)	(1,644,064)
Capital share transactions: (Note 2)	753,768,850	115,962,257	121,043,253	78,666,508
Net increase (decrease) in net assets	738,719,670	122,367,169	128,593,574	93,007,959
Net assets:
Beginning of period	328,487,440	206,120,271	184,153,899	91,145,940
End of period	$ 1,067,207,110	$ 328,487,440	$ 312,747,473	$ 184,153,899

*Consolidated financial statements. Note 11.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Bond ETF		Franklin U.S. Treasury Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 85,660,544	$ 58,979,850	$ 34,564,385	$ 17,426,625
Net realized gain (loss)	(16,461,781)	(36,889,503)	(10,468,912)	(14,020,045)
Net change in unrealized appreciation (depreciation)	27,341,376	17,144,232	12,433,193	(3,205,180)
Net increase (decrease) in net assets resulting from operations	96,540,139	39,234,579	36,528,666	201,400
Distributions to shareholders (Note 1i)	(87,023,535)	(58,908,890)	(33,558,135)	(16,803,834)
Capital share transactions: (Note 2)	640,388,913	284,594,988	246,293,932	302,950,961
Net increase (decrease) in net assets	649,905,517	264,920,677	249,264,463	286,348,527
Net assets:
Beginning of period	1,776,611,534	1,511,690,857	715,104,482	428,755,955
End of period	$ 2,426,517,051	$ 1,776,611,534	$ 964,368,945	$ 715,104,482
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Ultra Short Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,282,508	$ 130,917
Net realized gain (loss)	11,651	1,043
Net change in unrealized appreciation (depreciation)	141,220	30,253
Net increase (decrease) in net assets resulting from operations	1,435,379	162,213
Distributions to shareholders (Note 1i)	(887,716)	(126,651)
Capital share transactions: (Note 2)	96,980,992	1,239,556
Net increase (decrease) in net assets	97,528,655	1,275,118
Net assets:
Beginning of period	3,732,764	2,457,646
End of period	$ 101,261,419	$ 3,732,764
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, seventeen of which are included in this report (each a “Fund”, collectively referenced as “Funds”). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.
Effective May 31, 2024, Franklin U.S. Low Volatility ETF was renamed to Franklin Income Equity Focus ETF.
The Franklin Focused Growth ETF adopted the performance of the Franklin Focused Growth Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the “Reorganization”) that was effective after the market close on November 3, 2023. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023 are those of the predecessor mutual fund.
Prior to the Franklin Focused Growth ETF’s listing on November 6, 2023, the net asset value (NAV) performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
State Street Bank and Trust Company serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as the stock transfer agent for the Acquiring Fund (Franklin Focused Growth ETF). Prior to the Reorganization, JPMorgan Chase & Co.  was the Custodian and Franklin Templeton Investor Services, LLC was the Transfer Agent for the Target Fund (Franklin Focused Growth Fund).
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the  NAV  per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange trade funds  listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples  and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds do  not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.
Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are   pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forwards contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Swap contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
Certain or all Funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Options  contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
See  Note 9 regarding other derivative information.
d.  Securities Purchased on a When-Issued and
 Delayed Delivery Basis
Certain or all Funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
e.  Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.
f.  Equity-Linked Securities
Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
f.  Equity-Linked Securities (continued)

generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g.  Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavourable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.
h.  Income and Deferred Taxes
It is the Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is  required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
i.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income  (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Funds. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
i.  Security Transactions, Investment Income, Expenses and Distributions (continued)

principal redemption value will be included as inflation principal adjustments in the Statements of Operations.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Funds to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
j.  Insurance
The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
k.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	Franklin Disruptive Commerce ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	150,000	$ 5,771,679	100,000	$ 2,850,864
Shares redeemed	(200,000)	(7,540,643)	(150,000)	(4,358,818)
Net increase (decrease)	(50,000)	$ (1,768,964)	(50,000)	$ (1,507,954)

	Franklin Dynamic Municipal Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	17,300,000	$ 424,978,353	3,900,000	$ 92,567,064
Shares redeemed	(300,000)	(7,306,344)	(100,000)	(2,397,739)
Net increase (decrease)	17,000,000	$ 417,672,009	3,800,000	$ 90,169,325

	Franklin Exponential Data ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	100,000	$ 2,298,068
Shares redeemed	(100,000)	(2,459,548)	—	—
Net increase (decrease)	(100,000)	$ (2,459,548)	100,000	$ 2,298,068

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin Focused Growth(c)
	Year Ended March 31, 2025		Period Ended March 31, 2024		Year Ended September 30, 2023(a)
	Shares	Amount	Shares	Amount	Shares	Amount
Capital Transactions(b)
Shares sold	1,950,000	$ 71,697,338	1,742,411	$ 45,475,603	400,540	8,729,317
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(850,000)	(32,849,891)	(309,554)	(8,255,896)	(324,805)	(7,611,698)
Net increase (decrease)	1,100,000	$ 38,847,447	1,432,857	$ 37,219,707	75,735	$ 1,117,619
Class A(c)
Shares sold(d)	—	—	85	1,821	1,233,955	28,366,209
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	(2,313,234)	(58,774,506)	(1,668,340)	(39,867,268)
Net increase (decrease)	—	—	(2,313,149)	$ (58,772,685)	(434,385)	$ (11,501,059)
Class C(c)
Shares sold	—	—	—	—	94,040	2,082,520
Shares reinvested	—	—	—	—	—	—
Shares redeemed(d)	—	—	(208,269)	(5,148,740)	(94,696)	(2,108,435)
Net increase (decrease)	—	—	(208,269)	$ (5,148,740)	(656)	$ (25,915)
Class R(c)
Shares sold	—	—	—	—	18,468	403,494
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	(44,493)	(1,122,328)	(11,616)	(273,083)
Net increase (decrease)	—	—	(44,493)	$ (1,122,328)	6,852	$ 130,411
Class R6(c)
Shares sold	—	—	—	—	3,859	93,822
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	(6,233)	(163,962)
Net increase (decrease)	—	—	—	—	(2,374)	$ (70,140)
a Effective September 13, 2023, Class R6 was liquidated.
b Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). The predecessor mutual fund’s Advisor Class Shares’ performance and financial history have been adopted by Franklin Focused Growth ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Advisor Class Shares. Shares of the other classes of the predecessor mutual fund were converted into Advisor Class Shares as a part of the Reorganization. Such conversion of the other classes of shares into Advisor Class Shares is included under “Shares sold”.
c Shares of the class of the Franklin Focused Growth Fund (Target Fund) was converted into Advisor Class shares as a part of the Reorganization. Such conversion of shares into Advisor Class shares is included under “Shares redeemed”.
d May include a portion of Class C shares that were automatically converted to Class A.
	Franklin Genomic Advancements ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	150,000	$ 4,665,875	100,000	$ 2,619,395
Shares redeemed	(50,000)	(1,533,973)	(150,000)	(4,477,678)
Net increase (decrease)	100,000	$ 3,131,902	(50,000)	$ (1,858,283)

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin High Yield Corporate ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	15,400,000	$ 371,149,467	2,700,000	$ 62,093,762
Shares redeemed	(950,000)	(22,874,174)	(550,000)	(12,361,979)
Net increase (decrease)	14,450,000	$ 348,275,293	2,150,000	$ 49,731,783

	Franklin Income Equity Focus ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,250,000	$ 68,829,467	350,000	$ 17,082,101
Shares redeemed	(1,800,000)	(98,945,173)	(1,450,000)	(72,704,795)
Net increase (decrease)	(550,000)	$ (30,115,706)	(1,100,000)	$ (55,622,694)

	Franklin Income Focus ETF
	Year Ended March 31, 2025		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	14,300,000	$ 378,622,024	6,800,001	$ 171,680,612
Shares redeemed	—	—	(1)	(25)
Net increase (decrease)	14,300,000	$ 378,622,024	6,800,000	$ 171,680,587

	Franklin Intelligent Machines ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	100,000	$ 6,160,137	300,000	$ 14,472,881
Shares redeemed	—	—	(150,000)	(7,358,242)
Net increase (decrease)	100,000	$ 6,160,137	150,000	$ 7,114,639

	Franklin International Aggregate Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	6,750,000	$ 137,278,103	10,150,000	$ 199,112,461
Net increase (decrease)	6,750,000	$ 137,278,103	10,150,000	$ 199,112,461

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin Investment Grade Corporate ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	14,400,000	$ 313,064,908	2,700,000	$ 56,799,349
Shares redeemed	(5,100,000)	(109,921,043)	(15,700,000)	(332,121,245)
Net increase (decrease)	9,300,000	$ 203,143,865	(13,000,000)	$ (275,321,896)

	Franklin Municipal Green Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	550,000	$ 13,171,317	400,000	$ 9,269,420
Shares redeemed	(1,050,000)	(25,155,640)	(400,000)	(9,248,261)
Net increase (decrease)	(500,000)	$ (11,984,323)	—	$ 21,159

	Franklin Senior Loan ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	31,050,000	$ 753,768,850	5,400,000	$ 130,335,347
Shares redeemed	—	—	(600,000)	(14,373,090)
Net increase (decrease)	31,050,000	$ 753,768,850	4,800,000	$ 115,962,257

	Franklin Systematic Style Premia ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	5,100,000	$ 122,215,366	5,600,000	$ 126,521,854
Shares redeemed	(50,000)	(1,172,113)	(2,150,000)	(47,855,346)
Net increase (decrease)	5,050,000	$ 121,043,253	3,450,000	$ 78,666,508

	Franklin U.S. Core Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	37,800,000	$ 815,196,006	23,700,000	$ 492,368,845
Shares redeemed	(8,150,000)	(174,807,093)	(9,950,000)	(207,773,857)
Net increase (decrease)	29,650,000	$ 640,388,913	13,750,000	$ 284,594,988

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin U.S. Treasury Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	16,950,000	$ 348,038,141	18,450,000	$ 379,202,577
Shares redeemed	(4,950,000)	(101,744,209)	(3,750,000)	(76,251,616)
Net increase (decrease)	12,000,000	$ 246,293,932	14,700,000	$ 302,950,961

	Franklin Ultra Short Bond ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	3,950,000	$ 98,227,243	50,000	$ 1,239,556
Shares redeemed	(50,000)	(1,246,251)	—	—
Net increase (decrease)	3,900,000	$ 96,980,992	50,000	$ 1,239,556

[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
a.  Management Fees
The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund  fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
a.  Management Fees (continued)

 non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management  agreement.
The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Dynamic Municipal Bond ETF	0.30%
Franklin Exponential Data ETF	0.50%
Franklin Focused Growth ETF	0.55%
Franklin Genomic Advancements ETF	0.50%
Franklin High Yield Corporate ETF	0.40%
Franklin Income Equity Focus ETF	0.29%
Franklin Income Focus ETF	0.38%
Franklin Intelligent Machines ETF	0.50%
Franklin International Aggregate Bond ETF	0.25%
Franklin Investment Grade Corporate ETF	0.35%
Franklin Municipal Green Bond ETF	0.30%
Franklin Senior Loan ETF	0.45%
Franklin Systematic Style Premia ETF	0.65%
Franklin U.S. Core Bond ETF	0.15%
Franklin U.S. Treasury Bond ETF	0.09%
Franklin Ultra Short Bond ETF	0.15%
b.  Administrative Fees
Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c.  Waiver and Expense Reimbursements
For Franklin Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired Fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
d.  Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.  During the year ended March 31, 2025, investments in affiliated management investment companies were as follows:
	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$112,222	$329,435	$(385,650)	$—	$—	$56,007	56,007	$3,887
Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$223,033	$7,418,917	$(4,255,283)	$—	$—	$3,386,667	3,386,667	$74,369
Franklin Income Focus ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$105,238,831	$(89,123,513)	$—	$—	$16,115,318	16,115,318	$207,625
Franklin Senior Loan ETF Non-Controlled Affiliates								Dividend Income
Franklin High Yield Corporate ETF	$—	$7,108,084	$—	$—	$(55,214)	$7,052,870	295,966	$92,026
Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$9,292,075	$523,598,508	$(506,372,031)	$—	$—	$26,518,552	26,518,552	$2,270,428
Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$4,216,490	$135,159,053	$(124,254,621)	$—	$—	$15,120,922	15,120,922	$500,621
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
d.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$1,574,767	$68,497,341	$(70,070,849)	$—	$—	$1,259	1,259	$95,735
e.  Other Affiliated Transactions
At March 31, 2025, the shares of the Funds were owned by the following investment entities:
Funds	Shares	Percentage of Outstanding Shares[a]
Franklin High Yield Corporate ETF
Franklin Conservative Allocation Fund	1,523,106	5.9%
Franklin Moderate Allocation Fund	1,880,070	7.3%
	3,403,176	13.2%
Franklin Investment Grade Corporate ETF
Franklin Conservative Allocation Fund	4,340,824	16.5%
Franklin Moderate Allocation Fund	5,358,223	20.3%
Franklin Growth Allocation Fund	1,909,097	7.2%
Franklin LifeSmart 2020 – 2060 Retirement Target Funds	1,412,775	5.4%
	13,020,919	49.4%
Franklin Municipal Green Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,450,000	34.5%
Franklin Systematic Style Premia ETF
Franklin Moderate Allocation Fund	681,123	5.3%
Franklin Global Allocation Fund	2,225,000	17.5%
	2,906,123	22.8%
Franklin U.S. Core Bond ETF
Franklin Conservative Allocation Fund	9,019,093	8.0%
Franklin Moderate Allocation Fund	11,132,916	9.9%
	20,152,009	17.9%
Franklin U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	4,743,598	10.1%
Franklin Moderate Allocation Fund	5,855,372	12.5%
	10,598,970	22.6%
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
e.  Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Ultra Short Bond ETF
Putnam Income Fund	691,980	17.1%
Putnam Short Duration Bond Fund	836,780	20.7%
Putnam Diversified Income Trust	663,780	16.4%
Putnam Core Bond Fund	663,780	16.4%
Putnam ESG Core Bond ETF	450,580	11.1%
Putnam Premier Income Trust	231,380	5.7%
	3,538,280	87.4%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2025, the capital loss carryforwards were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,341,663	$ 3,322,593	$ 631,229	$ 1,656,343
Short term	8,702,076	2,448,473	608,871	12,558,203
Total capital loss carryforwards	$ 11,043,739	$ 5,771,066	$ 1,240,100	$ 14,214,546

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 4,374,169	$ 10,269,873	$ 5,492,444	$ 334,112
Short term	7,025,933	560,953	222,392	817,232
Total capital loss carryforwards	$ 11,400,102	$ 10,830,826	$ 5,714,836	$ 1,151,344

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 500,991	$ 10,355,363	$ 57,165,212	$ 8,969,204
Short term	1,419,276	5,131,978	8,949,108	2,865,702
Total capital loss carryforwards	$ 1,920,267	$ 15,487,341	$ 66,114,320	$ 11,834,906

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 10,575,527	$ —	$ 119,261,906	$ 67,264,506
Short term	2,358,634	7,750,834	42,626,866	17,871,504
Total capital loss carryforwards	$ 12,934,161	$ 7,750,834	$ 161,888,772	$ 85,136,010

Franklin Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 10,902
Short term	26,063
Total capital loss carryforwards	$ 36,965
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. March 31, 2025, the deferred losses were as follows:
	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Post October capital losses	$ —	$ —	$ —	$ —	$ —
Late-year ordinary losses	$ 9,985	$ 2,344	$ 38,331	$ 2,672	$ 10,642
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2025, the  utilized capital loss carryforwards were as follows:
	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF	Franklin High Yield Corporate ETF
Capital loss carryforwards utilized	$ 248,192	$ 47,916	$ 556,978	$ 50,674

	Franklin Income Equity Focus ETF	Franklin Intelligent Machines ETF	Franklin Systematic Style Premia ETF
Capital loss carryforwards utilized	$ 865,396	$ 140,613	$ 6,779,071

	Franklin U.S. Core Bond ETF	Franklin Ultra Short Bond ETF
Capital loss carryforwards utilized	$ 1,366,910	$ 10,855
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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
The tax character of distributions paid during  the year ended March 31, 2025 and 2024, were as follows:
Franklin Disruptive Commerce ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 11,522	$ —

	Franklin Dynamic Municipal Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from:
Tax exempt income	$ 12,382,025	$ 5,006,865
Ordinary income	658,414	133,566
	$13,040,439	$5,140,431

Franklin Exponential Data ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 6,435	$ —

Franklin High Yield Corporate ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 28,955,352	$ 15,176,528

Franklin Income Equity Focus ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 4,064,715	$ 2,439,590

Franklin Income Focus ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 18,595,992	$ 4,536,958

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Franklin International Aggregate Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 17,714,764	$ 4,135,239

Franklin Investment Grade Corporate ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 20,452,540	$ 26,347,663

	Franklin Municipal Green Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from:
Tax exempt income	$ 3,985,088	$ 3,985,182
Ordinary income	46,569	53,418
	$4,031,657	$4,038,600

Franklin Senior Loan ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 44,477,601	$ 21,412,594

Franklin Systematic Style Premia ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 3,594,570	$ 1,644,064

Franklin U.S. Core Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 87,023,535	$ 58,908,890

Franklin U.S. Treasury Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 33,558,135	$ 16,803,834

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Franklin Ultra Short Bond ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 887,716	$ 126,651
At  March 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of investments	$ 10,061,376	$ 607,147,049	$ 4,180,322	$ 93,171,474
Unrealized appreciation	$ 1,161,829	$ 5,270,164	$ 725,515	$ 17,520,990
Unrealized depreciation	(1,057,623)	(7,011,209)	(430,730)	(2,473,995)
Net unrealized appreciation (depreciation)	$ 104,206	$ (1,741,045)	$ 294,785	$ 15,046,995
Distributions earning – undistributed tax except income	$ —	$ 2,414,247	$ —	$ —

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Cost of investments	$ 11,967,561	$ 611,982,256	$ 90,625,862	$ 548,128,710
Unrealized appreciation	$ 947,467	$ 3,773,031	$ 6,481,241	$ 21,760,341
Unrealized depreciation	(2,351,482)	(13,303,558)	(4,452,013)	(9,833,300)
Net unrealized appreciation (depreciation)	$ (1,404,015)	$ (9,530,527)	$ 2,029,228	$ 11,927,041
Distributable earnings – undistributed ordinary income	$ —	$ 3,799,699	$ 475,663	$ 2,775,830

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Cost of investments	$ 21,356,247	$ 604,338,851	$ 584,229,664	$ 99,690,977
Unrealized appreciation	$ 4,851,164	$ 9,129,211	$ 2,008,780	$ 812,864
Unrealized depreciation	(1,536,072)	(35,091,055)	(30,205,067)	(3,303,894)
Net unrealized appreciation (depreciation)	$ 3,315,092	$ (25,961,844)	$ (28,196,287)	$ (2,491,030)
Distributable earnings – undistributed ordinary income	$ —	$ 4,306,865	$ 2,360,831	$ —
Distributions earning – undistributed tax except income	$ —	$ —	$ —	$ 360,765

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Cost of investments	$ 1,034,116,737	$ 275,962,294	$ 2,518,597,743	$ 952,257,960
Unrealized appreciation	$ 1,534,960	$ 23,364,875	$ 17,340,055	$ 6,050,236
Unrealized depreciation	(17,974,985)	(8,255,044)	(115,382,228)	(3,505,296)
Net unrealized appreciation (depreciation)	$ (16,440,025)	$ 15,109,831	$ (98,042,173)	$ 2,544,940
Distributable earnings – undistributed ordinary income	$ 6,020,137	$ 8,777,910	$ 9,017,994	$ 3,424,245

Franklin Ultra Short Bond ETF
Cost of investments	$ 101,417,620
Unrealized appreciation	$ 162,685
Unrealized depreciation	(34,120)
Net unrealized appreciation (depreciation)	$ 128,565
Distributable earnings – undistributed ordinary income	$ 430,320
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing  treatment of foreign currency transactions, passive foreign investment company shares and in-kind transactions, bond discounts and premiums and investments in FLSP Holdings Corporation.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Purchases	$ 4,376,985	$ 591,524,323	$ 1,568,095	$ 31,725,137
Sales	$ 4,423,177	$ 175,455,047	$ 1,561,441	$ 31,062,536

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Purchases	$ 3,411,728	$ 158,955,506	$ 21,353,110	$ 474,091,785
Sales	$ 3,394,336	$ 121,362,946	$ 47,999,253	$ 209,997,443

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Purchases	$ 11,199,634	$ 198,686,283	$ 232,050,171	$ 24,848,303
Sales	$ 11,597,843	$ 99,086,027	$ 219,947,636	$ 36,472,081

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NOTES TO FINANCIAL STATEMENTS
5.  Investment Transactions (continued)
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Purchases	$ 713,409,944	$ 225,604,383	$ 1,387,185,085	$ 1,298,681,585
Sales	$ 73,626,768	$ 121,558,585	$ 726,851,623	$ 1,081,988,553

Franklin Ultra Short Bond ETF
Purchases	$ 68,877,571
Sales	$ 3,718,992
In-kind transactions associated with creation and redemptions for the year ended March 31, 2025, were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of Securities Received	$ 5,645,449	$ —	$ —	$ 70,321,628
Value of Securities Delivered[a]	$ 7,428,395	$ —	$ 2,419,601	$ 32,282,960

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Cost of Securities Received	$ 4,428,838	$ 325,345,033	$ 61,863,591	$ 119,763,052
Value of Securities Delivered[a]	$ 1,439,782	$ 22,771,326	$ 88,811,476	$ —

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Cost of Securities Received	$ 6,037,282	$ —	$ 287,849,368	$ —
Value of Securities Delivered[a]	$ —	$ —	$ 103,716,728	$ —

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Cost of Securities Received	$ —	$ —	$ —	$ —
Value of Securities Delivered[a]	$ —	$ —	$ —	$ —

Franklin Ultra Short Bond ETF
Cost of Securities Received	$ —
Value of Securities Delivered[a]	$ —
[a]Realized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.
6.  Global Credit Facility
Franklin High Yield Corporate ETF and Franklin Senior Loan ETF, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
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NOTES TO FINANCIAL STATEMENTS
6.  Global Credit Facility (continued)
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. During the year ended March 31, 2025, the Funds did not use the Global Credit Facility.
7.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a Variable Interest Entity (VIE). In a VIE structure, foreign investors, such as Franklin Disruptive Commerce ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China.  The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
8.  Credit Risk and Defaulted Securities
At March 31, 2025, Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, Franklin Municipal Green Bond ETF and Franklin Senior Loan ETF had 33.21%, 92.32%, 9.64% and 87.46% respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. Franklin Dynamic Municipal Bond ETF and Franklin High Yield Corporate ETF held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March 31, 2025, the aggregate value of these securities represented 0.01% and 0.00%, respectively, of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9.  Other Derivative Information
At March 31, 2025, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
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NOTES TO FINANCIAL STATEMENTS
9.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin International Aggregate Bond ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 460,709	Unrealized depreciation on OTC forward exchange contracts	$ 15,310,205
Totals		$460,709		$15,310,205
Franklin Systematic Style Premia ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 1,303,007	Unrealized depreciation on OTC forward exchange contracts	$ 595,268
Equity contracts	Variation margin on futures contracts	2,629,715[a]	Variation margin on futures contracts	272,220[a]
Interest rate contracts	Variation margin on futures contracts	879,609[a]	Variation margin on futures contracts	288,653[a]
Commodity contracts	Variation margin on futures contracts	1,494,480[a]	Variation margin on futures contracts	1,134,528[a]
Equity contracts	Swap contracts	1	Swap contracts	—
Totals		$6,306,812		$2,290,669
Franklin U.S. Core Bond ETF
Interest rate contracts	Variation margin on futures contracts	$ 719,801[a]	Variation margin on futures contracts	$ 52,521[a]
Credit default contracts	Variation margin on centrally cleared swap contracts	—	Variation margin on centrally cleared swap contracts	30,880[a]
Totals		$719,801		$83,401
[a]This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year ended March 31, 2025, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Income Focus ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Written options	$ 329,044	Written options	$ 54,922
Franklin International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 32,107,676	Forward exchange contracts	$ (21,428,939)
Franklin Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 1,687,426	Forward exchange contracts	$ 879,956
Commodity contracts	Futures contracts	164,598	Futures contracts	(1,707,362)
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NOTES TO FINANCIAL STATEMENTS
9.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 1,289,721	Futures contracts	$ 581,382
Interest rate contracts	Futures contracts	212,616	Futures contracts	2,001,112
Equity contracts	Swap contracts	—	Swap contracts	1
Totals		$3,354,361		$1,755,089
Franklin U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ (319,598)	Futures contracts	$ 651,173
Credit default contracts	Swap contracts	6,431	Swap Contracts	(30,880)
Totals		$(313,167)		$620,293
For the year ended March 31, 2025, the average month end notional amount of futures contracts, swap contracts, options and average month end contract value for forward exchange contracts were as follows:
	Franklin Income Focus ETF	Franklin International Aggregate Bond ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Credit default contracts	$ —	$ —	$ —	$ 1,850,000
Total Return Swaps	$ —	$ —	$ 108,363,311	$ —
Futures contracts	$ —	$ —	$ 251,237,678	$ 116,997,259
Forward exchange contracts	$ —	$ 569,548,120	$ 187,307,663	$ —
Written Options	$ 36,654	$ —	$ —	$ —
At  March 31, 2025, the Funds’ OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin International Aggregate Bond ETF
Foreign exchange contracts	$460,709	$15,310,205
Franklin Systematic Style Premia ETF
Total Return Swaps	$1	$—
Foreign exchange contracts	$1,303,007	$595,268
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
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NOTES TO FINANCIAL STATEMENTS
9.  Other Derivative Information (continued)
At  March 31, 2025, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF Counterparty
BNPS	$ 329,885	$ (329,885)	$ —	$ —	$ —
CITI	130,824	(130,824)	—	—	—
Total	$460,709	$(460,709)	$—	$—	$—
Franklin Systematic Style Premia ETF Counterparty
MSCO	$ 1,303,007	$ (595,268)	$ —	$ —	$ 707,739
MSCS	1	—	—	—	1
Total	$1,303,008	$(595,268)	$—	$—	$707,740
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
At March 31, 2025, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF Counterparty
BNPS	$ 5,501,955	$ (329,885)	$ —	$ (5,172,070)	$ —
CITI	9,808,250	(130,824)	—	(9,677,426)	—
Total	$15,310,205	$(460,709)	$—	$(14,849,496)	$—
Franklin Systematic Style Premia ETF Counterparty
MSCO	$ 595,268	$ (595,268)	$ —	$ —	$ —
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
See  Note 1(c) regarding derivative financial instruments.
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NOTES TO FINANCIAL STATEMENTS
10.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 10,165,582	$ —	$ —	$ 10,165,582
Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 7,108,937	$ 89,627	$ 7,198,564
Senior Floating Rate Interest	—	—	500,021	500,021
Municipal Bonds	—	597,707,419	—	597,707,419
Total Investments in Securities	$—	$604,816,356	$589,648	$605,406,004
Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 4,419,100	$ —	$ —	$ 4,419,100
Short-Term Investments	56,007	—	—	56,007
Total Investments in Securities	$4,475,107	$—	$—	$4,475,107
Franklin Focused Growth ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 104,831,802	$ —	$ —	$ 104,831,802
Short-Term Investments	3,386,667	—	—	3,386,667
Total Investments in Securities	$108,218,469	$—	$—	$108,218,469
Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 10,563,546	$ —	$ —[c]	$ 10,563,546
Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 589,702,745	$ —[c]	$ 589,702,745
Senior Floating Rate Interests	—	5,398,985	—	5,398,985
Municipal Bonds	—	1,595,174	—	1,595,174
Equity Investments[b]	800,404	—	—	800,404
U.S. Government & Agency Securities	—	4,954,421	—	4,954,421
Total Investments in Securities	$800,404	$601,651,325	$—	$602,451,729
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NOTES TO FINANCIAL STATEMENTS
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin Income Equity Focus ETF
Assets:
Investments in Securities:[a]
Equity-Linked Securities	$ —	$ 34,977,206	$ —	$ 34,977,206
Equity Investments	57,472,908	—	—	57,472,908
U.S. Government & Agency Securities	—	204,976	—	204,976
Total Investments in Securities	$57,472,908	$35,182,182	$—	$92,655,090
Franklin Income Focus ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 172,285,539	$ —	$ 172,285,539
Senior Floating Rate Interests	—	2,149,409	—	2,149,409
Equity-Linked Securities	—	97,156,306	—	97,156,306
Equity Investments[b]	201,490,690	—	—	201,490,690
U.S. Government & Agency Securities	—	70,858,489	—	70,858,489
Short-Term Investments	16,115,318	—	—	16,115,318
Total Investments in Securities	$217,606,008	$342,449,743	$—	$560,055,751
Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 24,671,339	$ —	$ —[c]	$ 24,671,339
Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$ —	$ 555,962,787	$ —	$ 555,962,787
Corporate Bonds & Notes	—	13,675,242	—	13,675,242
U.S. Government & Agency Securities	—	8,738,978	—	8,738,978
Total Investments in Securities	$—	$578,377,007	$—	$578,377,007
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 460,709	$ —	$ 460,709
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 15,310,205	$ —	$ 15,310,205
Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 542,724,799	$ —	$ 542,724,799
U.S. Government & Agency Securities	—	13,308,578	—	13,308,578
Total Investments in Securities	$—	$556,033,377	$—	$556,033,377
Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$ —	$ 97,199,947	$ —	$ 97,199,947
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NOTES TO FINANCIAL STATEMENTS
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 32,333,397	$ —[c]	$ 32,333,397
Senior Floating Rate Interests	—	918,966,795	—	918,966,795
Asset-Backed Securities	—	2,004,608	—	2,004,608
Exchange-Traded Funds	14,037,319	—	—	14,037,319
Equity Investments[b]	340,440	—	—	340,440
U.S. Government & Agency Securities	—	49,994,153	—	49,994,153
Total Investments in Securities	$14,377,759	$1,003,298,953	$—	$1,017,676,712
Other Financial Instruments:
Unfunded Loan Commitment	$ —	$ 671	$ —	$ 671
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$ —	$ 4,256	$ —	$ 4,256
Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 206,373,382	$ —	$ —[c]	$ 206,373,382
Short-Term Investments	84,698,743	—	—	84,698,743
Total Investments in Securities	$291,072,125	$—	$—	$291,072,125
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,303,007	$ —	$ 1,303,007
Futures Contracts	5,003,804	—	—	5,003,804
Total Return Swap Contracts	—	1	—	1
Total Other Financial Instruments	$5,003,804	$1,303,008	$—	$6,306,812
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 595,268	$ —	$ 595,268
Futures Contracts	1,695,401	—	—	1,695,401
Total Other Financial Instruments	$1,695,401	$595,268	$—	$2,290,669
Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 678,576,699	$ —	$ 678,576,699
Municipal Bonds	—	18,667,383	—	18,667,383
Foreign Government and Agency Securities	—	15,317,207	—	15,317,207
Asset-Backed Security	—	6,212,822	—	6,212,822
Commercial Mortgage-Backed Securities	—	35,425,685	—	35,425,685
U.S. Government & Agency Securities	—	1,639,837,222	—	1,639,837,222
Short-Term Investments	26,518,552	—	—	26,518,552
Total Investments in Securities	$26,518,552	$2,394,037,018	$—	$2,420,555,570
Other Financial Instruments:
Futures Contracts	$ 719,801	$ —	$ —	$ 719,801
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 52,521	$ —	$ —	$ 52,521
Credit Default Swap Contracts	—	30,880	—	30,880
Total Other Financial Instruments	$52,521	$30,880	$—	$83,401
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$ —	$ 939,681,978	$ —	$ 939,681,978
Short-Term Investments	15,120,922	—	—	15,120,922
Total Investments in Securities	$15,120,922	$939,681,978	$—	$954,802,900
Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 82,908,700	$ —	$ 82,908,700
Short-Term Investments	1,259	18,636,226	—	18,637,485
Total Investments in Securities	$1,259	$101,544,926	$—	$101,546,185
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants.
[c]Includes financial instruments determined to have no value.
11.  Investments in FLSP Holdings Corporation
Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At March 31, 2025, the  FLSP Holdings Corporation’s investments as well as any  other assets and liabilities of the FSLP Holdings Corporation are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany balances and transactions have been eliminated.  At March 31, 2025, the net assets of the FLSP Holdings Corporation were $4,673,884, representing 1.49% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
12.  Unfunded Loan Commitments
Certain or all Funds enters into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2025, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Senior Loan ETF
Air Comm Corp. LLC, due 12/11/2031	$316,418
Janney Montgomery Scott LLC, 1.625%, due 11/28/2031	$269,215
Raven Acquisition Holdings LLC, 3.250%, due 11/19/2031	$257,183
Total	$842,816
13.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
13.  New Accounting Pronouncements (continued)
disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
14.  Operating Segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. Each Fund’s portfolio holdings provide details of each Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
15.  Subsequent Events
The Funds have evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
CAC	Cotation Assistée en Continu (French Index)
CLO	Collateralized Loan Obligation
CSCDA	California Statewide Communities Development Authority
ETF	Exchange Traded Fund
FRN	Floating Rate Note
OAT	Obligation Assumable by the Treasurer
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SPA	Standby Purchase Agreement
ULSD	Ultra-Low Sulfur Diesel
VRDN	Variable Rate Demand Note
Currency
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	United Kingdom Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
Counterparty
BNPS	BNP Paribas SA.
CITI	CITIBANK
MSCO	Morgan Stanley
MSCS	Morgan Stanley Capital Services Inc.

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FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Disruptive Commerce ETF, Franklin Dynamic Municipal Bond ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Income Equity Focus ETF, Franklin Income Focus ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Treasury Bond ETF and Franklin Ultra Short Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seventeen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the "Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Franklin Disruptive Commerce ETF(1)
Franklin Dynamic Municipal Bond ETF(1)
Franklin Exponential Data ETF(1)
Franklin Focused Growth ETF(2)
Franklin Genomic Advancements ETF(1)
Franklin High Yield Corporate ETF(1)
Franklin Income Equity Focus ETF(1)
Franklin Income Focus ETF(3)
Franklin Intelligent Machines ETF(1)
Franklin International Aggregate Bond ETF(1)
Franklin Investment Grade Corporate ETF(1)
Franklin Municipal Green Bond ETF(1)
Franklin Senior Loan ETF(1)
Franklin Systematic Style Premia ETF(1)*
Franklin U.S. Core Bond ETF(1)
Franklin U.S. Treasury Bond ETF(1)
Franklin Ultra Short Bond ETF(1)
(1) Statements of changes in net assets for each of the two years in the period ended March 31, 2025.
(2) Statements of changes in net assets for the year ended March 31, 2025, the period October 1, 2023 through March 31, 2024 and the year ended September 30, 2023.
(3) Statements of changes in net assets for the year ended March 31, 2025 and the period June 06, 2023 (commencement of operations) to March 31, 2024.
* Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of March 31, 2025, the related consolidated statement of operations for the year ended March 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended March 31, 2025 and the consolidated financial highlights for each of the periods indicated therein.
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FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm (continued)
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
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FRANKLIN TEMPLETON ETF TRUST
Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:
	Pursuant to:	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Exempt-Interest Dividends	§852(b)(5)(A)	$—	$12,382,025	$—	$—
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$11,522	$—	$6,435	$—
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$11,522	$—	$6,435	$—
Interest-Related Dividends	§871(k)(1)(C)	$—	$658,414	$—	$—
Section 163(j) Interest Dividends	§163(j)	$—	$658,414	$—	$—

	Pursuant to:	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$—	$—	$1,989,115	$3,400,456
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$—	$—	$2,236,917	$4,196,197
Interest-Related Dividends	§871(k)(1)(C)	$—	$24,867,635	$—	$9,287,103
Section 163(j) Interest Dividends	§163(j)	$—	$28,948,477	$—	$10,420,322

	Pursuant to:	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Exempt-Interest Dividends	§852(b)(5)(A)	$—	$—	$—	$3,985,088
Interest-Related Dividends	§871(k)(1)(C)	$—	$—	$18,489,481	$46,569
Section 163(j) Interest Dividends	§163(j)	$—	$15,003,701	$20,452,540	$46,569

	Pursuant to:	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$—	$1,354,800	$—	$—
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$—	$2,571,253	$—	$—
Interest-Related Dividends	§871(k)(1)(C)	$44,477,601	$3,004,424	$75,731,055	$33,558,135
Section 163(j) Interest Dividends	§163(j)	$44,477,601	$2,239,770	$80,729,037	$33,558,135

	Pursuant to:	Franklin Ultra Short Bond ETF
Interest-Related Dividends	§871(k)(1)(C)	$801,314
Section 163(j) Interest Dividends	§163(j)	$887,716
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FRANKLIN TEMPLETON ETF TRUST
Tax information (unaudited) (continued)
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2025:
Franklin International Aggregate Bond ETF
Foreign Taxes Paid	$41,414
Foreign Source Income	$14,289,665
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Changes In and Disagreements With Accountants	For the period covered in the report

Not applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin Investment Grade Corporate ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
(each a Fund)
At a meeting held on December 5, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved amendments to the sub-advisory agreements between Franklin Advisers, Inc. (Manager), the Funds’ investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of each Fund (Sub-Advisory Agreement Amendments) to increase the fee payable to the Sub-Adviser by the Manager with respect to the Franklin Investment Grade Corporate ETF and to decrease the fee payable to the Sub-Adviser by the Manager with respect to the Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF (Amended Fees) effective on or about December 5, 2024. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement Amendments.
In considering the approval of the Sub-Advisory Agreement Amendments, the Board reviewed and considered information provided by the Manager and Sub-Adviser at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement Amendments, including, but not limited to: (i) the nature, extent and quality of the services provided and to be provided by the Sub-Adviser; and (ii) the current and expected costs of the services provided and to be provided by the Sub-Adviser. The Board noted that management was proposing the Sub-Advisory Agreement Amendments in order to reflect the revised apportionment of advisory services and responsibilities as between the Manager and Sub-Adviser given recent changes to the Franklin Templeton fixed income teams (Fixed Income Team). The Board reviewed and considered management’s representations that there would be no reduction in the nature or level of services provided to each Fund and there would be no increase in the aggregate fees paid by each Fund for such services. The Board also reviewed and considered the form of Sub-Advisory Agreement Amendments and their terms, which were explained at the Meeting, noting that, the only changes to the existing sub-advisory agreements were the Amended Fees. The Board noted that each Fund was seeking approval of the Amended Fees pursuant to no-action relief granted by the U.S. Securities and Exchange Commission under a comparable set of facts, whereby relief from seeking shareholder approval of an amendment to an advisory agreement was granted in instances where the amendment did not materially change the advisory relationship or terms of the advisory agreement.
In approving the Sub-Advisory Agreement Amendments, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement Amendments are fair and reasonable and that such Sub-Advisory Agreement Amendments are in the best interests of each respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided and currently being provided by the Sub-Adviser, Manager and its affiliates to each Fund and its shareholders. In particular, with respect to the Sub-Adviser, the Board took into account the Manager’s enhanced portfolio management resources as a result of the acquisition of the parent company of Putnam Investment Management and the resulting revised apportionment of advisory services and responsibilities as between the Manager and Sub-Adviser. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services currently provided and to be provided by the Sub-Adviser to each Fund and its shareholders pursuant to the applicable Sub-Advisory Agreement Amendment; the Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services currently provided and to be provided by the Sub-Adviser to each Fund and its shareholders.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Fund Performance
The Board noted its review and consideration of and conclusions made regarding the performance results of each Fund in connection with the May 2024 annual contract renewal (Annual Contract Renewal) of each Fund’s investment management agreement and existing investment sub-advisory agreement and at regular Board meetings throughout the year.
Comparative Fees and  Expenses
The Board reviewed and considered information regarding the Amended Fees to be charged by the Sub-Adviser as a result of the revised apportionment of advisory services and responsibilities as between the Manager and Sub-Adviser.  The Board noted that the Amended Fees would have no impact on the amount of the management fees that were currently paid by each Fund, as the Sub-Adviser is paid by the Manager out of the unitary management fee that the Manager receives from each Fund.  The Board further noted that the allocation of the Amended Fees between the Manager and the Sub-Adviser reflects the services provided and to be provided by the Sub-Adviser pursuant to the Sub-Advisory Agreement Amendments. The Board concluded that the Amended Fees to be paid to the Sub-Adviser are reasonable.
Management Profitability and Economies of Scale
The Board noted management’s representation that the Amended Fees would not result in any increase in the management fees that the Manager currently receives from each Fund. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with each Fund’s Annual Contract Renewal of the investment management agreement with the Manager had not materially changed as a result of the proposal to approve the Sub-Advisory Agreement Amendments.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement Amendments for each Fund effective on or about December 5, 2024.
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© 2025 Franklin Templeton Investments. All rights reserved.
ETF2-AFSOI 05/25
Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Annual Report	March 31, 2025
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF

Annual Report	franklintempleton.com

1	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Asia ex Japan ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$21.85	$21.41	$24.22	$28.60	$18.39
Income from investment operations[a]:
Net investment income[b]	0.50	0.49	0.57	0.55	0.44
Net realized and unrealized gains (losses)	1.76	0.42	(2.79)	(4.31)	10.21
Total from investment operations	2.26	0.91	(2.22)	(3.76)	10.65
Less distributions from net investment income	(0.71)	(0.47)	(0.59)	(0.62)	(0.44)
Net asset value, end of year	$23.40	$21.85	$21.41	$24.22	$28.60
Total return[c]	10.43%	4.32%	(9.10)%	(13.34)%	58.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%[d]	0.19%[d]	0.19%[d]	0.19%[d]
Net investment income	2.14%	2.32%	2.67%	2.01%	1.78%
Supplemental data
Net assets, end of year (000’s)	$28,082	$34,965	$29,980	$38,751	$34,317
Portfolio turnover rate[e]	4.50%[f]	23.97%[f]	5.85%[f]	10.09%[f]	11.45%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	4.50%	7.41%	5.85%	9.63%	11.45%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	2

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Asia ex Japan ETF
		Industry	Shares	Value
	Common Stocks 100.1%
	Cambodia 0.0%†
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$ 2,630
	China 35.6%
	360 Security Technology, Inc., Class A	Software	2,400	3,429
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,230
[b]	3SBio, Inc., Class A	Biotechnology	6,000	9,223
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	2,500	15,134
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	245	6,216
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,052
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	700	3,488
	Agricultural Bank of China Ltd., Class A	Banks	22,800	16,255
	Agricultural Bank of China Ltd., Class H	Banks	114,000	68,573
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	4,853
[a]	Air China Ltd., Class A	Passenger Airlines	3,600	3,528
[a]	Air China Ltd., Class H	Passenger Airlines	6,000	3,779
	Airtac International Group, Class A	Machinery	540	13,515
[a,b]	Akeso, Inc.	Biotechnology	2,400	23,506
[c]	Alibaba Group Holding Ltd., Class A	Broadline Retail	63,600	1,046,335
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	3,696
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	10,015
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	616
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	592
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	4,012
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,500	12,724
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,812
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	2,343
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	9,447
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	600	2,973
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,098
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,800	52,687
[c]	Autohome, Inc., ADR	Interactive Media & Services	228	6,320
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	2,400	1,143
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	6,000	3,008
	Avicopter PLC, Class A	Aerospace & Defense	200	1,007
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	1,800	2,130
[b]	BAIC Motor Corp. Ltd., Class H	Automobiles	9,000	2,337
[a,c]	Baidu, Inc., Class A	Interactive Media & Services	8,400	97,114
	Bank of Beijing Co. Ltd., Class A	Banks	6,000	4,988
	Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,516
	Bank of Chengdu Co. Ltd., Class A	Banks	1,200	2,839
	Bank of China Ltd., Class A	Banks	13,200	10,174
	Bank of China Ltd., Class H	Banks	312,000	188,075
	Bank of Communications Co. Ltd., Class A	Banks	11,400	11,689
	Bank of Communications Co. Ltd., Class H	Banks	24,000	21,470
	Bank of Guiyang Co. Ltd., Class A	Banks	1,200	973
	Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	3,577
	Bank of Jiangsu Co. Ltd., Class A	Banks	4,800	6,276
	Bank of Nanjing Co. Ltd., Class A	Banks	3,000	4,265
	Bank of Ningbo Co. Ltd., Class A	Banks	1,800	6,396
	Bank of Shanghai Co. Ltd., Class A	Banks	4,200	5,694
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	5,400	5,351
	BBMG Corp., Class A	Construction Materials	2,400	535
3	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	BeiGene Ltd.	Biotechnology	3,000	$ 64,085
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	1,031
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,889
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	983
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	1,200	3,490
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	7,558
[a]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	600	469
	Beijing Kingsoft Office Software, Inc., Class A	Software	128	5,269
	Beijing New Building Materials PLC, Class A	Building Products	600	2,403
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,200	776
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	600	656
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	2,400	1,107
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	1,381
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	720	2,010
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	600	3,022
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	1,092
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	1,790
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,200	2,023
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	7,800	5,979
[a,c]	Bilibili, Inc., Class Z	Interactive Media & Services	1,080	20,641
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	600	776
	BOC Hong Kong Holdings Ltd.	Banks	13,500	54,484
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	6,511
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,300
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	3,995
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	7,957
	BYD Co. Ltd., Class A	Automobiles	500	25,799
	BYD Co. Ltd., Class H	Automobiles	4,584	231,430
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	15,539
	By-health Co. Ltd., Class A	Personal Care Products	600	960
	C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	6,247
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,200	1,288
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	150	12,861
[a]	CCOOP Group Co. Ltd., Class A	Broadline Retail	5,400	1,984
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	732
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	1,800	733
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,199
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	42,000	13,118
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	100	1,346
	Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,571
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,896
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,273
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	1,120
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	600	670
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	12,000	1,357
franklintempleton.com	Annual Report	4

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	$ 5,090
	China CITIC Bank Corp. Ltd., Class A	Banks	6,600	6,458
	China CITIC Bank Corp. Ltd., Class H	Banks	36,000	28,179
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	60,000	5,938
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,487
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	8,154
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	8,000	4,380
	China Conch Venture Holdings Ltd.	Construction & Engineering	6,000	5,961
	China Construction Bank Corp., Class A	Banks	3,000	3,646
	China Construction Bank Corp., Class H	Banks	348,000	307,731
	China CSSC Holdings Ltd., Class A	Machinery	1,200	5,037
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	5,400	2,698
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	10,200	3,187
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	24,000	3,116
	China Everbright Bank Co. Ltd., Class A	Banks	13,200	6,867
	China Everbright Bank Co. Ltd., Class H	Banks	12,000	4,889
[b]	China Feihe Ltd.	Food Products	12,000	9,054
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	1,800	4,117
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	15,000	14,922
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	600	666
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	2,325
	China Hongqiao Group Ltd.	Metals & Mining	9,000	18,508
	China International Capital Corp. Ltd., Class A	Capital Markets	300	1,426
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	4,800	8,958
	China International Marine Containers Group Co. Ltd., Class A	Machinery	600	726
	China International Marine Containers Group Co. Ltd., Class H	Machinery	3,000	2,202
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	24,000	3,887
	China Jushi Co. Ltd., Class A	Construction Materials	1,200	2,130
	China Lesso Group Holdings Ltd.	Building Products	6,000	2,691
	China Life Insurance Co. Ltd., Class H	Insurance	27,000	52,055
[a,b,c]	China Literature Ltd., Class A	Media	1,200	3,972
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	9,609
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	5,745
	China Merchants Bank Co. Ltd., Class A	Banks	5,400	32,173
	China Merchants Bank Co. Ltd., Class H	Banks	14,500	85,543
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,692
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,800	3,280
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	5,100	8,784
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	5,870
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	2,064
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,400	3,029
	China Minsheng Banking Corp. Ltd., Class A	Banks	10,200	5,475
	China Minsheng Banking Corp. Ltd., Class H	Banks	24,000	10,796
	China National Building Material Co. Ltd., Class H	Construction Materials	19,500	10,050
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	1,781
5	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	$ 7,605
[a]	China National Software & Service Co. Ltd., Class A	Software	260	1,545
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	3,742
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,163
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	6,591
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	26,798
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,800	7,967
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	9,600	30,168
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	11,400	8,990
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	96,000	50,589
	China Railway Group Ltd., Class A	Construction & Engineering	6,000	4,567
	China Railway Group Ltd., Class H	Construction & Engineering	18,000	7,935
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,550
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	2,475
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	600	2,615
	China Reinsurance Group Corp., Class H	Insurance	24,000	2,961
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	12,000	2,668
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,561
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	395	2,435
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	10,596
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,000	3,902
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,200	17,083
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	360	2,086
[a,c]	China Ruyi Holdings Ltd.	Entertainment	24,000	7,372
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	12,667
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	48,661
	China South Publishing & Media Group Co. Ltd., Class A	Media	600	1,157
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	2,814
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	12,600	9,122
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	2,930
	China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	9,115
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	4,192
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	4,971
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	600	3,752
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	18,000	24,200
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	6,428
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	2,911
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	6,408
	China XD Electric Co. Ltd., Class A	Electrical Equipment	1,800	1,642
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	25,261
	China Zheshang Bank Co. Ltd., Class A	Banks	3,000	1,214
franklintempleton.com	Annual Report	6

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	600	$ 901
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,400	4,304
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,200	3,433
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	1,004
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	6,000	4,072
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	2,338
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,200	8,153
	CITIC Ltd., Class B	Industrial Conglomerates	18,000	22,210
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	2,516
	CITIC Securities Co. Ltd., Class A	Capital Markets	3,600	13,140
	CITIC Securities Co. Ltd., Class H	Capital Markets	6,000	15,616
	CMOC Group Ltd., Class A	Metals & Mining	3,000	3,138
	CMOC Group Ltd., Class H	Metals & Mining	18,000	14,807
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	180	872
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	1,800	996
	CNPC Capital Co. Ltd., Class A	Banks	1,200	1,054
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,200	41,774
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	3,000	970
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	12,000	1,496
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,853
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	4,858
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,200	8,411
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	10,500	16,519
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	8,000	7,085
	CRRC Corp. Ltd., Class A	Machinery	7,200	6,996
	CRRC Corp. Ltd., Class H	Machinery	18,000	11,197
	CSC Financial Co. Ltd., Class A	Capital Markets	1,800	5,985
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	3,000	3,698
	CSG Holding Co. Ltd., Class B	Construction Materials	4,800	1,246
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	3,086
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	36,000	22,858
	Daqin Railway Co. Ltd., Class A	Ground Transportation	6,000	5,401
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	198	3,586
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	974
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	2,514
	DHC Software Co. Ltd., Class A	IT Services	1,200	1,721
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,664
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	600	1,236
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	1,508
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	9,000	5,483
	Dongxing Securities Co. Ltd., Class A	Capital Markets	1,200	1,904
7	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a,b,c]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	2,500	$ 4,094
	East Money Information Co. Ltd., Class A	Capital Markets	4,200	13,052
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	100	3,427
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,693
	ENN Energy Holdings Ltd.	Gas Utilities	3,000	24,755
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,200	3,235
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	2,701
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	9,600	15,103
	Eve Energy Co. Ltd., Class A	Electrical Equipment	600	3,890
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	2,816
[a]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,000	904
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,200	819
	FAW Jiefang Group Co. Ltd., Class A	Machinery	600	668
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	1,243
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	1,232
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,470
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,720
	Focus Media Information Technology Co. Ltd., Class A	Media	4,200	4,058
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,800	10,053
	Fosun International Ltd.	Industrial Conglomerates	6,000	3,216
	Founder Securities Co. Ltd., Class A	Capital Markets	2,400	2,573
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	9,840
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	761
	Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,240
[c]	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,802	35,782
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	4,837
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	17,120
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,200	2,477
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,794
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,800	4,870
[a]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	597
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	78,000	9,825
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	2,933
[a,c]	GDS Holdings Ltd., Class A	IT Services	2,400	7,527
	GEM Co. Ltd., Class A	Electrical Equipment	1,200	1,077
	Gemdale Corp., Class A	Real Estate Management & Development	1,200	746
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	9,532
	GF Securities Co. Ltd., Class A	Capital Markets	1,800	3,993
	GF Securities Co. Ltd., Class H	Capital Markets	3,600	4,858
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,200	10,866
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,163
[a]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	200	3,217
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	4,317
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	1,200	1,467
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	2,400	1,512
	Goneo Group Co. Ltd., Class A	Electrical Equipment	200	1,982
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	1,799
	Great Wall Motor Co. Ltd., Class A	Automobiles	1,200	4,311
	Great Wall Motor Co. Ltd., Class H	Automobiles	9,000	15,732
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,200	7,508
franklintempleton.com	Annual Report	8

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	3,000	$ 743
	Greentown China Holdings Ltd.	Real Estate Management & Development	6,000	8,483
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	1,094
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	907
	Guangdong Haid Group Co. Ltd., Class A	Food Products	600	4,125
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,642
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,506
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	721
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,064
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	923
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,200	1,401
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	12,000	4,951
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,185
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,185
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	922
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	600	1,539
	Guolian Minsheng Securities Co. Ltd., Class A	Capital Markets	1,800	2,539
	Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	2,542
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	600	1,085
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	4,260	10,084
[b]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	11,328	16,423
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,200	1,283
[c]	H World Group Ltd.	Hotels, Restaurants & Leisure	7,200	26,421
[b,c]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	13,542
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	6,773
	Haier Smart Home Co. Ltd., Class H	Household Durables	8,400	26,991
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	12,000	2,312
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	3,000	1,495
	Haitian International Holdings Ltd.	Machinery	2,000	5,283
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,200	1,724
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	634	1,228
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	400	1,630
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	1,875
[a]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,991
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	2,098
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	2,391
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	2,311
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	9,447
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,143
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	600	1,549
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,200	4,454
	Hengan International Group Co. Ltd.	Personal Care Products	2,200	6,136
9	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	$ 1,265
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,200	2,538
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,374
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	996
	Hesteel Co. Ltd., Class A	Metals & Mining	3,600	1,090
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	1,000	3,355
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	7,861
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,200	1,306
	Hongta Securities Co. Ltd., Class A	Capital Markets	600	644
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,200	1,668
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,510
[b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	7,982
	Huaan Securities Co. Ltd., Class A	Capital Markets	1,200	920
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,899
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,486
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	3,031
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,283
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,393
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	1,078
	Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,282
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,269
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	1,800	1,714
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	18,000	10,434
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,400	5,463
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	4,800	7,699
	Huaxia Bank Co. Ltd., Class A	Banks	4,800	5,173
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,496
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,983
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,189
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	600	1,833
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,108
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	600	1,701
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,400	1,645
	Hundsun Technologies, Inc., Class A	Software	600	2,315
[a]	HUTCHMED China Ltd.	Pharmaceuticals	2,000	6,131
[a,b,c]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,200	2,073
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	11,668
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	4,416
	Iflytek Co. Ltd., Class A	Software	600	3,928
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	140	3,458
	Industrial & Commercial Bank of China Ltd., Class A	Banks	20,400	19,345
	Industrial & Commercial Bank of China Ltd., Class H	Banks	294,000	209,344
	Industrial Bank Co. Ltd., Class A	Banks	6,000	17,837
	Industrial Securities Co. Ltd., Class A	Capital Markets	2,400	1,942
[a]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	11,400	2,808
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	600	1,590
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,400	2,076
franklintempleton.com	Annual Report	10

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	$ 1,813
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	981
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,800	6,956
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,200	9,139
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,200	902
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	6,000	35,937
[a,c]	iQIYI, Inc., ADR	Entertainment	1,788	4,041
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,262
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	600	4,737
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,136	1,803
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	718
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,891
[a,b,c]	JD Health International, Inc.	Consumer Staples Distribution & Retail	4,200	17,895
[a,b,c]	JD Logistics, Inc.	Air Freight & Logistics	6,600	10,655
[c]	JD.com, Inc., Class A	Broadline Retail	9,600	198,409
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,200	1,369
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	600	1,262
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	4,000	4,750
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,800	1,303
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	5,430
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,800	12,188
[a]	Jiangsu Hoperun Software Co. Ltd., Class A	Software	300	2,144
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	4,367
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	906
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	6,297
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,440
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,405
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	1,903
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	8,779
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	600	873
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	1,605
[b,c]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	9,000	3,482
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	485
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	956
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,606	1,114
[a,c]	JOYY, Inc., ADR	Interactive Media & Services	102	4,282
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	1,082
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	3,000	1,181
[a,c]	Kanzhun Ltd., ADR	Interactive Media & Services	1,362	26,110
[c]	KE Holdings, Inc., ADR	Real Estate Management & Development	2,286	45,926
	Keda Industrial Group Co. Ltd., Class A	Machinery	600	694
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	8,541
[a,c]	Kingdee International Software Group Co. Ltd.	Software	12,000	20,297
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,326
	Kingsoft Corp. Ltd.	Entertainment	2,400	11,614
[a,b,c]	Kuaishou Technology, Class B	Interactive Media & Services	10,200	71,253
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	3,122
11	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	600	$ 2,846
	Kweichow Moutai Co. Ltd., Class A	Beverages	330	70,897
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,200	4,325
	LB Group Co. Ltd., Class A	Chemicals	600	1,470
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	1,681
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,400	2,554
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	30,000	40,410
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	6,275
	Leo Group Co. Ltd., Class A	Media	1,800	892
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	943
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	548
[a,c]	Li Auto, Inc., Class A	Automobiles	4,200	53,470
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	18,416
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,400	1,107
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	2,989
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	977
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	2,051
[b,c]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,000	11,348
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	5,235
[c]	Lufax Holding Ltd., ADR	Consumer Finance	732	2,174
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	996
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	10,130
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	9,000	2,487
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	7,141
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	770
	Mango Excellent Media Co. Ltd., Class A	Entertainment	600	2,283
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	2,868
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,708
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,200	931
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	20,600	412,514
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	1,995
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	12,000	2,375
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	3,688
[a]	Midea Group Co. Ltd.	Household Durables	1,200	12,185
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	898
	MINISO Group Holding Ltd.	Broadline Retail	1,200	5,545
	Minmetals Capital Co. Ltd., Class A	Capital Markets	1,200	927
[a]	Minth Group Ltd.	Automobile Components	3,000	7,982
[a]	MMG Ltd.	Metals & Mining	12,000	4,134
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	306	3,297
	Muyuan Foods Co. Ltd., Class A	Food Products	1,596	8,507
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	1,142
	Nanjing Securities Co. Ltd., Class A	Capital Markets	1,200	1,354
	NARI Technology Co. Ltd., Class A	Electrical Equipment	2,400	7,234
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,067
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	11,451
[a]	NavInfo Co. Ltd., Class A	Software	600	723
[c]	NetEase, Inc.	Entertainment	6,700	136,062
	New China Life Insurance Co. Ltd., Class A	Insurance	600	4,253
	New China Life Insurance Co. Ltd., Class H	Insurance	3,000	11,433
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,529
[c]	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,000	28,187
	Newland Digital Technology Co. Ltd., Class A	Software	600	2,467
franklintempleton.com	Annual Report	12

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	$ 2,537
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	1,999
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	180	2,266
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,482
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,341
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,628
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	585
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	600	4,770
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	1,800	927
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	600	1,200
[a,c]	NIO, Inc., Class A	Automobiles	5,640	20,986
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	6,000	26,027
	Northeast Securities Co. Ltd., Class A	Capital Markets	600	649
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,200	941
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,020
	Orient Securities Co. Ltd., Class A	Capital Markets	2,400	3,118
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	2,400	1,530
[a]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	789
[a]	Ourpalm Co. Ltd., Class A	Entertainment	1,200	885
[a]	Pacific Securities Co. Ltd., Class A	Capital Markets	1,800	954
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	935
[a,c]	PDD Holdings, Inc., ADR	Broadline Retail	2,640	312,444
	People.cn Co. Ltd., Class A	Media	600	1,728
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	2,816
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	30,000	15,501
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	8,145
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	78,000	63,059
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	600	2,223
[b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,200	2,471
	PICC Property & Casualty Co. Ltd., Class H	Insurance	26,000	48,055
	Ping An Bank Co. Ltd., Class A	Banks	5,400	8,368
[b,c]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,400	2,159
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	21,317
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,000	142,822
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	710
[a]	Polaris Bay Group Co. Ltd., Class A	Capital Markets	600	590
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,600	4,093
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,414
[b,c]	Pop Mart International Group Ltd.	Specialty Retail	2,400	48,276
	Postal Savings Bank of China Co. Ltd., Class A	Banks	6,600	4,733
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	42,000	25,966
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,164
[c]	Qifu Technology, Inc., ADR	Consumer Finance	408	18,323
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	600	2,001
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,102
[c]	RLX Technology, Inc., ADR	Tobacco	2,796	5,256
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	3,050	3,614
	SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	5,216
	Sailun Group Co. Ltd., Class A	Automobile Components	1,200	2,383
13	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	$ 2,946
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,059
	Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	6,299
	Satellite Chemical Co. Ltd., Class A	Chemicals	1,200	3,797
	SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	1,751
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	3,575
	Sealand Securities Co. Ltd., Class A	Capital Markets	1,800	996
[a]	Seazen Group Ltd.	Real Estate Management & Development	12,000	3,116
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	600	1,032
[a,b,c]	SenseTime Group, Inc., Class B	Software	96,000	18,385
	Seres Group Co. Ltd., Class A	Automobiles	400	6,930
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,500	8,902
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,342
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	8,179
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	764
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,800	855
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,113
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	4,439
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	7,133
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	600	880
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	1,825
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	1,888
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,215
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,600	7,354
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,006
	Shanghai Baosight Software Co. Ltd., Class A	Software	792	3,323
	Shanghai Baosight Software Co. Ltd., Class B	Software	2,880	5,112
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	1,800	632
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,400	2,524
[a]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	3,995
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	764
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	2,050
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	5,768
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	3,194
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	600	2,670
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,395
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	935
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	946
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	600	780
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	600	718
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	4,800	2,222
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,387
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,858
franklintempleton.com	Annual Report	14

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,200	$ 3,064
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,000	4,319
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,400	12,058
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	600	1,516
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	1,699
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	1,377
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,800	1,372
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	1,031
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,200	920
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	928
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	2,053
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	1,054
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,324
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	900	2,378
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	600	889
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,702
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,987
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	743
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,200	978
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	862
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	400	11,796
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,472
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	901
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,247
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	4,478
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	4,800	1,370
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,047
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,635
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	600	548
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	800	7,506
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	6,069
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,538
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	680	1,423
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	400	12,882
	Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,288
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	799
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	400	1,807
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	600	1,884
15	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	$ 1,308
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	374	4,666
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	819
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	22,518
[a]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	600	1,832
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	620	1,198
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	600	1,472
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	1,200	1,696
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	2,649
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	751
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,661
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	200	7,475
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	1,800	1,967
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	300	3,138
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,200	13,644
	Sinolink Securities Co. Ltd., Class A	Capital Markets	1,200	1,381
	Sinoma International Engineering Co., Class A	Construction & Engineering	600	791
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,230
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,000	4,257
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,800	815
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	12,000	1,866
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	4,800	11,130
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,200	860
	Sinotrans Ltd., Class H	Air Freight & Logistics	6,000	2,892
	Sinotruk Hong Kong Ltd.	Machinery	3,000	8,136
	SITC International Holdings Co. Ltd.	Marine Transportation	5,000	13,592
	Skshu Paint Co. Ltd., Class A	Chemicals	140	991
[b]	Smoore International Holdings Ltd.	Tobacco	6,960	11,862
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	600	761
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,200	1,288
	Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,434
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	300	2,146
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	2,221
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	660	6,305
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	22,009
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,830
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	358	2,616
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,704
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	140	1,630
[a,c]	TAL Education Group, ADR	Diversified Consumer Services	1,500	19,815
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,800	1,162
	TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,349
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,400	3,307
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,468
[c]	Tencent Holdings Ltd.	Interactive Media & Services	22,900	1,462,836
franklintempleton.com	Annual Report	16

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[c]	Tencent Music Entertainment Group, ADR	Entertainment	2,778	$ 40,031
	Thunder Software Technology Co. Ltd., Class A	Software	200	1,582
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	1,059
[a]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	2,400	1,394
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	676
	Tianqi Lithium Corp., Class A	Chemicals	600	2,504
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	600	733
	TianShan Material Co. Ltd., Class A	Construction Materials	600	458
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,751
	Tingyi Cayman Islands Holding Corp.	Food Products	6,000	10,072
[c,d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	12,925
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,211
	Tongkun Group Co. Ltd., Class A	Chemicals	600	968
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,600	1,699
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,159
	Topchoice Medical Corp., Class A	Health Care Providers & Services	140	872
[b]	Topsports International Holdings Ltd.	Specialty Retail	12,000	5,275
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	5,000	7,429
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,780
[c]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,350	149,271
[a]	Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,287
	Tsingtao Brewery Co. Ltd., Class A	Beverages	400	4,198
	Tsingtao Brewery Co. Ltd., Class H	Beverages	2,400	17,274
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	2,886
	Uni-President China Holdings Ltd.	Food Products	5,000	5,752
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,264
	Victory Giant Technology Huizhou Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	3,345
[a,c]	Vipshop Holdings Ltd., ADR	Broadline Retail	1,212	19,004
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	600	922
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	600	936
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	993
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	1,000	9,250
	Want Want China Holdings Ltd.	Food Products	18,000	11,336
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	1,158
	Weichai Power Co. Ltd., Class A	Machinery	1,800	4,065
	Weichai Power Co. Ltd., Class H	Machinery	8,000	16,843
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	1,074
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	1,800	4,130
	Western Mining Co. Ltd., Class A	Metals & Mining	600	1,405
	Western Securities Co. Ltd., Class A	Capital Markets	1,200	1,288
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	600	10,960
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	1,189
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,249
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,313
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	21,693
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,709
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	7,412
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,200	10,673
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	12,000	41,721
[a]	WuXi XDC Cayman, Inc.	Life Sciences Tools & Services	1,000	5,707
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	4,271
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	600	856
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,595
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	600	626
17	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a,b,c]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	63,600	$ 402,185
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,800	857
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	16,500	6,362
[a,c]	XPeng, Inc., Class A	Automobiles	4,800	48,615
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	1,955
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,338
[b]	Yadea Group Holdings Ltd.	Automobiles	4,200	8,151
[a,e]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	16,927
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,560	2,860
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,700	12,136
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,177
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,360
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	316	1,083
	Yihai International Holding Ltd.	Food Products	2,000	3,475
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	2,598
	Yili Chuanning Biotechnology Co. Ltd., Class A	Biotechnology	600	1,045
[a]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,400	1,582
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	1,200	2,487
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,200	1,333
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,200	2,097
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	4,080
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,400	72,876
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,864
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	4,690
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	Metals & Mining	1,200	902
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	1,068
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	1,695
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,259
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,888
	Yutong Bus Co. Ltd., Class A	Machinery	600	2,189
[a]	Zai Lab Ltd.	Biotechnology	4,200	15,385
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	5,567
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	6,000	11,938
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	1,800	830
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	1,800	3,773
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	600	1,945
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,891
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,811
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	4,889
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,288
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	600	2,813
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,641
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,200	4,081
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	2,400	15,501
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,200	1,554
	Zhejiang NHU Co. Ltd., Class A	Chemicals	1,200	3,696
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	2,381
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	600	1,458
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	988
franklintempleton.com	Annual Report	18

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	$ 1,883
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	600	1,309
	Zheshang Securities Co. Ltd., Class A	Capital Markets	1,200	1,878
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	4,712
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	280	3,801
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,200	2,324
	Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	5,275
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	600	530
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	600	440
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,800	7,450
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	5,400	13,467
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	22,000	49,993
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,484
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	6,000	4,411
	ZTE Corp., Class A	Communications Equipment	1,200	5,652
	ZTE Corp., Class H	Communications Equipment	2,400	7,357
[c]	ZTO Express Cayman, Inc.	Air Freight & Logistics	1,500	29,594
				9,999,134
	Hong Kong 5.0%
	AIA Group Ltd.	Insurance	40,600	305,793
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	22,000	13,318
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	4,087
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	8,383
	Bank of East Asia Ltd., Class A	Banks	4,800	7,169
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	12,000	3,455
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	7,180
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	5,326
	Champion REIT, Class A	Office REITs	6,000	1,465
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	12,000	5,306
	China Everbright Ltd., Class A	Capital Markets	4,000	2,231
	China Gas Holdings Ltd., Class A	Gas Utilities	10,800	9,842
	China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	29,613
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	18,000	6,779
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	6,000	21,670
	China Resources Gas Group Ltd., Class A	Gas Utilities	3,600	10,735
	China Resources Land Ltd., Class H	Real Estate Management & Development	10,300	34,155
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	6,000	7,758
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	3,008
	CK Asset Holdings Ltd.	Real Estate Management & Development	7,200	29,104
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,500	14,974
	CLP Holdings Ltd.	Electric Utilities	6,000	48,893
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,609
	CTF Services Ltd.	Industrial Conglomerates	3,000	2,769
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,200	2,868
	Far East Horizon Ltd.	Financial Services	6,000	4,912
	Geely Automobile Holdings Ltd.	Automobiles	21,000	44,913
19	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Guangdong Investment Ltd.	Water Utilities	12,000	$ 8,822
	Hang Lung Group Ltd.	Real Estate Management & Development	3,000	4,411
	Hang Lung Properties Ltd.	Real Estate Management & Development	7,000	5,974
	Hang Seng Bank Ltd.	Banks	2,400	32,513
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	14,363
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	42,000	36,114
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	4,500	199,427
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,600	15,552
	Hutchison Port Holdings Trust	Transportation Infrastructure	19,800	3,326
	Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	3,239
[a]	J&T Global Express Ltd.	Air Freight & Logistics	26,400	19,205
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	750	31,770
	Johnson Electric Holdings Ltd.	Automobile Components	1,000	2,013
	Kerry Properties Ltd.	Real Estate Management & Development	2,500	5,893
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	3,455
	Kunlun Energy Co. Ltd.	Gas Utilities	14,000	13,658
	Link REIT	Retail REITs	9,600	44,913
	Man Wah Holdings Ltd.	Household Durables	4,800	2,770
	MTR Corp. Ltd.	Ground Transportation	5,500	17,991
[a]	New World Development Co. Ltd.	Real Estate Management & Development	6,000	3,802
	Orient Overseas International Ltd.	Marine Transportation	600	8,892
	PCCW Ltd.	Diversified Telecommunication Services	12,000	7,465
	Power Assets Holdings Ltd.	Electric Utilities	5,000	29,947
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,997
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	36,000	17,351
	Sino Land Co. Ltd.	Real Estate Management & Development	13,300	13,317
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,400	51,291
	Swire Pacific Ltd., Class A	Industrial Conglomerates	1,500	13,226
	Swire Pacific Ltd., Class B	Industrial Conglomerates	2,500	3,477
	Swire Properties Ltd.	Real Estate Management & Development	3,600	7,894
	Techtronic Industries Co. Ltd.	Machinery	5,500	65,920
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	1,296
	VTech Holdings Ltd.	Communications Equipment	600	4,403
[b]	WH Group Ltd.	Food Products	30,000	27,531
	Wharf Holdings Ltd.	Real Estate Management & Development	3,600	8,551
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	14,591
	Xinyi Glass Holdings Ltd.	Building Products	6,400	6,309
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,812
				1,397,796
	India 22.3%
	360 ONE WAM Ltd.	Capital Markets	866	9,551
	3M India Ltd.	Industrial Conglomerates	12	4,056
	Aarti Industries Ltd.	Chemicals	798	3,648
	ABB India Ltd.	Electrical Equipment	204	13,237
	ACC Ltd.	Construction Materials	318	7,228
[a]	Adani Energy Solutions Ltd.	Electric Utilities	1,320	13,467
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,194	32,350
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,096	12,164
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	2,748	38,033
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	4,416	26,313
	Adani Total Gas Ltd.	Gas Utilities	1,080	7,614
[a]	Adani Wilmar Ltd.	Food Products	618	1,868
[a]	Aditya Birla Capital Ltd.	Financial Services	3,102	6,717
	AIA Engineering Ltd.	Machinery	150	5,882
	Ajanta Pharma Ltd.	Pharmaceuticals	162	4,972
	Alkem Laboratories Ltd.	Pharmaceuticals	204	11,651
	Ambuja Cements Ltd.	Construction Materials	2,760	17,384
franklintempleton.com	Annual Report	20

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	APL Apollo Tubes Ltd.	Metals & Mining	756	$ 13,491
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	378	29,260
	Ashok Leyland Ltd.	Machinery	5,304	12,673
	Asian Paints Ltd.	Chemicals	1,674	45,842
	Astral Ltd.	Building Products	462	6,996
[b]	AU Small Finance Bank Ltd.	Banks	1,404	8,782
[a]	Aurobindo Pharma Ltd.	Pharmaceuticals	1,008	13,686
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	564	26,943
	Axis Bank Ltd.	Banks	8,580	110,622
	Bajaj Auto Ltd.	Automobiles	258	23,782
	Bajaj Finance Ltd.	Consumer Finance	1,054	110,312
	Bajaj Finserv Ltd.	Financial Services	1,446	33,960
	Bajaj Holdings & Investment Ltd.	Financial Services	102	14,885
	Balkrishna Industries Ltd.	Automobile Components	312	9,326
[b]	Bandhan Bank Ltd.	Banks	3,078	5,268
	Bank of Baroda	Banks	3,912	10,460
	Bank of India	Banks	3,552	4,452
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	252	3,597
	Bayer CropScience Ltd.	Chemicals	48	2,757
	Berger Paints India Ltd.	Chemicals	1,134	6,636
[d]	Bharat Dynamics Ltd.	Aerospace & Defense	276	4,138
	Bharat Electronics Ltd.	Aerospace & Defense	13,170	46,429
	Bharat Forge Ltd.	Automobile Components	954	13,049
	Bharat Heavy Electricals Ltd.	Electrical Equipment	4,896	12,397
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,176	23,379
	Bharti Airtel Ltd.	Wireless Telecommunication Services	570	8,630
	Bharti Airtel Ltd.	Wireless Telecommunication Services	9,432	191,283
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	280	4,795
	Biocon Ltd.	Biotechnology	1,740	6,956
	Blue Star Ltd.	Building Products	470	11,748
	Bosch Ltd.	Automobile Components	30	9,954
	Britannia Industries Ltd.	Food Products	450	25,992
	BSE Ltd.	Capital Markets	250	16,028
	Canara Bank	Banks	7,080	7,372
	Castrol India Ltd.	Chemicals	1,842	4,374
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,406	17,973
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,554	27,635
	Cipla Ltd.	Pharmaceuticals	2,136	36,041
	Coal India Ltd.	Oil, Gas & Consumable Fuels	8,466	39,441
[b]	Cochin Shipyard Ltd.	Machinery	270	4,447
	Coforge Ltd.	IT Services	228	21,632
	Colgate-Palmolive India Ltd.	Personal Care Products	486	13,589
	Container Corp. of India Ltd.	Ground Transportation	1,068	8,642
	Coromandel International Ltd.	Chemicals	498	11,549
	Cummins India Ltd.	Machinery	510	18,210
	Dabur India Ltd.	Personal Care Products	2,148	12,729
	Dalmia Bharat Ltd.	Construction Materials	324	6,905
	Deepak Nitrite Ltd.	Chemicals	270	6,266
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	486	32,839
[d]	Dixon Technologies India Ltd.	Household Durables	138	21,279
	DLF Ltd.	Real Estate Management & Development	2,364	18,821
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	132	3,828
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	2,310	30,923
	Eicher Motors Ltd.	Automobiles	528	33,035
	Emami Ltd.	Personal Care Products	810	5,496
	Embassy Office Parks REIT	Office REITs	3,408	14,573
[b]	Endurance Technologies Ltd.	Automobile Components	120	2,763
21	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Escorts Kubota Ltd.	Machinery	126	$ 4,791
	Exide Industries Ltd.	Automobile Components	1,788	7,540
	Federal Bank Ltd.	Banks	7,002	15,789
	Fortis Healthcare Ltd.	Health Care Providers & Services	1,824	14,903
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	5,292	11,088
	GAIL India Ltd.	Gas Utilities	9,672	20,713
	GE Vernova T&D India Ltd.	Electrical Equipment	468	8,535
[b]	General Insurance Corp. of India	Insurance	1,158	5,705
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	162	5,459
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	570	10,277
[a]	GMR Airports Ltd.	Transportation Infrastructure	13,578	12,030
	Godrej Consumer Products Ltd.	Personal Care Products	1,374	18,635
[a]	Godrej Industries Ltd.	Industrial Conglomerates	258	3,423
[a]	Godrej Properties Ltd.	Real Estate Management & Development	396	9,867
	Grasim Industries Ltd.	Construction Materials	1,410	43,075
	Gujarat Fluorochemicals Ltd.	Chemicals	156	7,342
	Gujarat Gas Ltd.	Gas Utilities	798	3,850
	Havells India Ltd.	Electrical Equipment	900	16,099
	HCL Technologies Ltd.	IT Services	3,942	73,446
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	390	18,315
	HDFC Bank Ltd.	Banks	21,072	450,716
[b]	HDFC Life Insurance Co. Ltd.	Insurance	3,732	29,940
	Hero MotoCorp Ltd.	Automobiles	504	21,953
	Hindalco Industries Ltd.	Metals & Mining	5,274	42,110
[d]	Hindustan Aeronautics Ltd.	Aerospace & Defense	720	35,190
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,402	14,343
	Hindustan Unilever Ltd.	Personal Care Products	3,324	87,846
	Hindustan Zinc Ltd.	Metals & Mining	1,392	7,523
	Hitachi Energy India Ltd.	Electrical Equipment	36	5,330
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	3,153
	Housing & Urban Development Corp. Ltd.	Financial Services	1,884	4,396
	ICICI Bank Ltd.	Banks	19,506	307,712
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	936	19,633
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,494	9,864
	IDBI Bank Ltd.	Banks	2,400	2,182
[a]	IDFC First Bank Ltd.	Banks	13,488	8,673
	Indian Bank	Banks	1,050	6,650
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,108	28,637
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	15,084	22,536
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,170	9,958
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	6,948	10,114
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	2,592	4,870
	Indraprastha Gas Ltd.	Gas Utilities	2,724	6,473
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	5,016	19,619
	Info Edge India Ltd.	Interactive Media & Services	288	24,198
	Infosys Ltd.	IT Services	13,104	240,800
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	696	41,654
	Ipca Laboratories Ltd.	Pharmaceuticals	516	9,067
	IRB Infrastructure Developers Ltd.	Construction & Engineering	10,854	5,735
[a]	ITC Hotels Ltd.	Hotels, Restaurants & Leisure	3,732	8,624
	ITC Ltd.	Tobacco	11,148	53,443
	Jindal Stainless Ltd.	Metals & Mining	1,212	8,247
	Jindal Steel & Power Ltd.	Metals & Mining	1,470	15,690
[a]	Jio Financial Services Ltd.	Financial Services	11,634	30,967
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	2,052	12,914
	JSW Infrastructure Ltd.	Transportation Infrastructure	948	3,547
franklintempleton.com	Annual Report	22

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	JSW Steel Ltd.	Metals & Mining	3,840	$ 47,766
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,410	10,959
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,518	8,298
	Kansai Nerolac Paints Ltd.	Chemicals	798	2,174
[a]	Kaynes Technology India Ltd.	Electronic Equipment, Instruments & Components	102	5,665
	KEI Industries Ltd.	Electrical Equipment	210	7,108
	Kotak Mahindra Bank Ltd.	Banks	4,080	103,642
	KPIT Technologies Ltd.	Software	618	9,453
	L&T Finance Ltd.	Financial Services	3,252	5,830
[b]	L&T Technology Services Ltd.	Professional Services	102	5,372
	Larsen & Toubro Ltd.	Construction & Engineering	2,514	102,719
[b]	Laurus Labs Ltd.	Pharmaceuticals	1,548	11,109
	LIC Housing Finance Ltd.	Financial Services	1,176	7,758
	Linde India Ltd.	Chemicals	84	6,150
	Lloyds Metals & Energy Ltd.	Metals & Mining	438	6,596
[b]	LTIMindtree Ltd.	IT Services	348	18,286
	Lupin Ltd.	Pharmaceuticals	918	21,781
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	1,002	14,018
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,310	7,648
	Mahindra & Mahindra Ltd.	Automobiles	3,300	102,924
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	1,057
[a]	Mankind Pharma Ltd.	Pharmaceuticals	420	11,915
	Marico Ltd.	Food Products	1,902	14,501
	Maruti Suzuki India Ltd.	Automobiles	516	69,560
[a]	Max Financial Services Ltd.	Insurance	924	12,407
	Max Healthcare Institute Ltd.	Health Care Providers & Services	2,802	35,961
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	240	7,424
	Metro Brands Ltd.	Specialty Retail	120	1,423
	Motilal Oswal Financial Services Ltd.	Capital Markets	534	3,845
	Mphasis Ltd.	IT Services	426	12,461
	MRF Ltd.	Automobile Components	10	13,183
	Muthoot Finance Ltd.	Consumer Finance	414	11,542
	National Aluminium Co. Ltd.	Metals & Mining	3,340	6,859
	Nestle India Ltd.	Food Products	1,332	35,076
[b]	New India Assurance Co. Ltd.	Insurance	852	1,540
	NHPC Ltd.	Independent Power Producers & Energy Traders	11,610	11,166
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	678	4,589
	NLC India Ltd.	Independent Power Producers & Energy Traders	678	1,941
	NMDC Ltd.	Metals & Mining	13,446	10,837
	NTPC Ltd.	Independent Power Producers & Energy Traders	17,568	73,501
	Oberoi Realty Ltd.	Real Estate Management & Development	456	8,736
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	14,556	41,959
	Oil India Ltd.	Oil, Gas & Consumable Fuels	2,106	9,529
[a]	One 97 Communications Ltd.	Financial Services	1,374	12,594
	Oracle Financial Services Software Ltd.	Software	84	7,716
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	24	11,988
	Patanjali Foods Ltd.	Food Products	372	7,871
[a]	PB Fintech Ltd.	Insurance	1,188	22,096
	Persistent Systems Ltd.	IT Services	384	24,772
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,922	10,037
	Phoenix Mills Ltd.	Real Estate Management & Development	732	14,074
	PI Industries Ltd.	Chemicals	306	12,273
	Pidilite Industries Ltd.	Chemicals	576	19,201
	Piramal Enterprises Ltd.	Financial Services	462	5,340
	Polycab India Ltd.	Electrical Equipment	186	11,203
[a]	Poonawalla Fincorp Ltd.	Consumer Finance	1,062	4,354
	Power Finance Corp. Ltd.	Financial Services	5,532	26,811
23	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Power Grid Corp. of India Ltd.	Electric Utilities	15,402	$ 52,321
	Prestige Estates Projects Ltd.	Real Estate Management & Development	486	6,735
	Punjab National Bank	Banks	8,586	9,657
[d]	Rail Vikas Nigam Ltd.	Construction & Engineering	2,160	8,892
[b]	RBL Bank Ltd.	Banks	1,722	3,496
	REC Ltd.	Financial Services	4,740	23,802
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	282	1,343
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	24,816	370,211
	Samvardhana Motherson International Ltd.	Automobile Components	10,260	15,720
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,122	11,566
[b]	SBI Life Insurance Co. Ltd.	Insurance	1,590	28,794
	Schaeffler India Ltd.	Machinery	156	6,162
	Shree Cement Ltd.	Construction Materials	48	17,130
	Shriram Finance Ltd.	Consumer Finance	4,710	36,149
	Siemens Ltd.	Industrial Conglomerates	336	20,738
	SJVN Ltd.	Electric Utilities	2,814	3,015
	Solar Industries India Ltd.	Chemicals	90	11,840
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	1,374	7,414
	SRF Ltd.	Chemicals	528	18,156
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	888	3,705
	State Bank of India	Banks	6,642	59,953
	Steel Authority of India Ltd.	Metals & Mining	5,640	7,600
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,056	82,318
	Sun TV Network Ltd.	Media	330	2,509
	Sundaram Finance Ltd.	Consumer Finance	252	13,487
	Supreme Industries Ltd.	Chemicals	246	9,861
[a]	Suzlon Energy Ltd.	Electrical Equipment	44,604	29,568
[b]	Syngene International Ltd.	Life Sciences Tools & Services	660	5,608
	Tata Communications Ltd.	Diversified Telecommunication Services	444	8,198
	Tata Consultancy Services Ltd.	IT Services	3,876	163,531
	Tata Consumer Products Ltd.	Food Products	2,370	27,781
	Tata Elxsi Ltd.	Software	126	7,687
	Tata Motors Ltd., Class A	Automobiles	7,897	62,314
	Tata Power Co. Ltd.	Electric Utilities	5,592	24,560
	Tata Steel Ltd.	Metals & Mining	31,440	56,735
	Tata Technologies Ltd.	IT Services	636	5,059
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	1,956	1,288
	Tech Mahindra Ltd.	IT Services	2,262	37,534
	Thermax Ltd.	Machinery	126	5,387
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,560	55,911
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	402	15,182
	Torrent Power Ltd.	Electric Utilities	660	11,481
	Trent Ltd.	Specialty Retail	690	42,989
	Tube Investments of India Ltd.	Automobile Components	396	12,831
	TVS Motor Co. Ltd.	Automobiles	894	25,310
	UltraTech Cement Ltd.	Construction Materials	426	57,364
	Union Bank of India Ltd.	Banks	5,778	8,530
	United Breweries Ltd.	Beverages	270	6,315
	United Spirits Ltd.	Beverages	1,086	17,805
	UNO Minda Ltd.	Automobile Components	606	6,207
	UPL Ltd.	Chemicals	2,052	15,275
	Varun Beverages Ltd.	Beverages	4,328	27,326
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	234	2,124
	Vedanta Ltd.	Metals & Mining	6,042	32,757
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	80,814	6,429
	Voltas Ltd.	Construction & Engineering	894	15,257
	Whirlpool of India Ltd.	Household Durables	252	2,919
franklintempleton.com	Annual Report	24

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Wipro Ltd.	IT Services	10,440	$ 32,032
[a]	Yes Bank Ltd.	Banks	77,802	15,365
	Zee Entertainment Enterprises Ltd.	Media	3,228	3,714
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	28,122	66,363
	Zydus Lifesciences Ltd.	Pharmaceuticals	960	9,956
				6,264,058
	Indonesia 1.5%
	Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	40,800	4,546
[a]	Amman Mineral Internasional PT	Metals & Mining	48,000	15,580
	Astra International Tbk. PT, Class H	Industrial Conglomerates	76,200	22,639
	Avia Avian Tbk. PT	Chemicals	64,400	1,579
	Bank Central Asia Tbk. PT, Class A	Banks	207,300	106,404
[a]	Bank Mandiri Persero Tbk. PT, Class A	Banks	164,400	51,623
[a]	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	55,800	14,287
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	261,600	63,978
	Bank Syariah Indonesia Tbk. PT	Banks	12,000	1,696
	Barito Pacific Tbk. PT, Class A	Chemicals	89,537	3,839
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	15,600	2,374
[a]	Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	22,800	1,108
	Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	28,200	7,476
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	69,600	2,375
	Elang Mahkota Teknologi Tbk. PT	Media	97,200	3,199
	First Pacific Co. Ltd.	Food Products	8,000	4,843
[a]	GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,714,000	18,615
[a]	Gudang Garam Tbk. PT	Tobacco	1,800	1,109
	Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	10,200	3,030
	Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	5,400	1,696
	Indofood CBP Sukses Makmur Tbk. PT	Food Products	7,800	4,792
	Indofood Sukses Makmur Tbk. PT	Food Products	16,800	7,203
	Indosat Tbk. PT	Wireless Telecommunication Services	21,600	1,898
	Jasa Marga Persero Tbk. PT	Transportation Infrastructure	8,400	2,019
	Kalbe Farma Tbk. PT	Pharmaceuticals	73,200	5,017
	Mayora Indah Tbk. PT	Food Products	13,800	1,692
[a]	Merdeka Copper Gold Tbk. PT	Metals & Mining	55,800	4,818
	Perusahaan Gas Negara Tbk. PT	Gas Utilities	42,000	3,944
[a]	Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	6,600	2,571
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	72,600	2,214
	Semen Indonesia Persero Tbk. PT	Construction Materials	13,200	2,112
	Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	68,100	8,430
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	177,000	25,759
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	2,400	288
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	31,200	1,300
	Unilever Indonesia Tbk. PT	Household Products	22,800	1,742
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	5,400	7,679
[a]	Vale Indonesia Tbk. PT	Metals & Mining	8,400	1,151
	XL Axiata Tbk. PT	Wireless Telecommunication Services	16,800	2,313
				418,938
	Italy 0.0%†
	PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	12,528
	Macau 0.2%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,400	32,821
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,221
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	19,249
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	1,851
25	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Macau (continued)
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	$ 3,436
				60,578
	Malaysia 1.8%
	Alliance Bank Malaysia Bhd., Class A	Banks	4,200	4,373
	AMMB Holdings Bhd.	Banks	10,800	13,629
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	17,400	7,019
	CelcomDigi Bhd.	Wireless Telecommunication Services	14,400	11,293
	CIMB Group Holdings Bhd., Class A	Banks	31,800	50,163
	Dialog Group Bhd., Class A	Energy Equipment & Services	15,000	5,206
	Fraser & Neave Holdings Bhd.	Beverages	600	3,286
	Gamuda Bhd.	Construction & Engineering	19,200	18,172
	Genting Bhd.	Hotels, Restaurants & Leisure	8,400	6,152
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	4,040
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,600	2,811
	Hong Leong Bank Bhd.	Banks	2,400	10,893
	Hong Leong Financial Group Bhd.	Banks	600	2,353
	IHH Healthcare Bhd.	Health Care Providers & Services	11,400	17,778
	IJM Corp. Bhd.	Construction & Engineering	13,800	6,531
	IOI Corp. Bhd.	Food Products	11,400	9,377
	Kuala Lumpur Kepong Bhd.	Food Products	1,800	8,397
	Malayan Banking Bhd.	Banks	28,800	65,680
	Maxis Bhd.	Wireless Telecommunication Services	11,400	8,709
	MISC Bhd.	Marine Transportation	7,800	12,603
[b]	Mr. DIY Group M Bhd.	Specialty Retail	15,600	4,957
	Nestle Malaysia Bhd.	Food Products	240	4,018
	Petronas Chemicals Group Bhd.	Chemicals	10,800	8,810
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	4,943
	Petronas Gas Bhd.	Gas Utilities	3,000	11,412
	PPB Group Bhd.	Food Products	2,400	6,220
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	13,800	15,674
	Public Bank Bhd.	Banks	56,400	56,178
	QL Resources Bhd.	Food Products	6,300	6,630
	RHB Bank Bhd.	Banks	7,200	11,098
	SD Guthrie Bhd.	Food Products	13,800	15,269
	Sime Darby Bhd.	Industrial Conglomerates	15,000	7,470
	Sunway Bhd.	Industrial Conglomerates	9,000	9,208
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,200	6,199
	Tenaga Nasional Bhd.	Electric Utilities	16,800	50,655
[a]	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	20,400	3,724
	YTL Corp. Bhd.	Multi-Utilities	18,600	8,383
	YTL Power International Bhd.	Multi-Utilities	9,600	7,204
				506,517
	Philippines 0.6%
	ACEN Corp.	Independent Power Producers & Energy Traders	35,400	1,881
	Ayala Corp., Class A	Industrial Conglomerates	1,140	11,774
	Ayala Land, Inc., Class A	Real Estate Management & Development	27,600	11,093
	Bank of the Philippine Islands, Class A	Banks	7,756	17,891
	BDO Unibank, Inc., Class A	Banks	8,820	23,628
	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	16,800	857
	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	9,600	3,114
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	10,200	2,046
	Globe Telecom, Inc.	Wireless Telecommunication Services	120	4,706
	GT Capital Holdings, Inc.	Industrial Conglomerates	360	3,202
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,020	24,938
	JG Summit Holdings, Inc.	Industrial Conglomerates	11,400	3,287
franklintempleton.com	Annual Report	26

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Philippines (continued)
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,636	$ 6,861
	LT Group, Inc.	Industrial Conglomerates	11,400	2,426
	Manila Electric Co.	Electric Utilities	1,020	9,803
	Megaworld Corp.	Real Estate Management & Development	24,000	751
	Metropolitan Bank & Trust Co.	Banks	6,720	8,572
[b]	Monde Nissin Corp.	Food Products	28,200	3,563
	PLDT, Inc.	Wireless Telecommunication Services	330	7,329
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,060	1,994
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	4,800	2,957
	SM Prime Holdings, Inc.	Real Estate Management & Development	40,200	16,860
	Universal Robina Corp.	Food Products	3,420	4,183
				173,716
	Singapore 3.6%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	600	4,681
	CapitaLand Ascendas REIT, Class A	Industrial REITs	13,200	26,221
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,600	6,214
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	20,275	31,677
	CapitaLand Investment Ltd.	Real Estate Management & Development	8,400	17,124
	City Developments Ltd., Class H	Real Estate Management & Development	1,800	6,709
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	7,800	8,473
	DBS Group Holdings Ltd., Class A	Banks	7,500	259,300
[d]	Frasers Logistics & Commercial Trust	Industrial REITs	10,800	7,352
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,600	12,053
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	200	3,931
	Keppel DC REIT	Specialized REITs	5,212	8,337
	Keppel Ltd.	Industrial Conglomerates	5,400	27,721
	Keppel REIT	Office REITs	8,400	5,375
	Mapletree Industrial Trust	Industrial REITs	7,200	11,249
	Mapletree Logistics Trust	Industrial REITs	12,600	12,280
	Mapletree Pan Asia Commercial Trust	Diversified REITs	9,000	8,370
[d]	Netlink NBN Trust	Diversified Telecommunication Services	11,400	7,464
	Olam Group Ltd.	Consumer Staples Distribution & Retail	4,200	3,078
	Oversea-Chinese Banking Corp. Ltd.	Banks	13,200	169,898
	SATS Ltd.	Transportation Infrastructure	3,600	8,249
[a]	Seatrium Ltd.	Machinery	7,800	12,245
	Sembcorp Industries Ltd.	Multi-Utilities	3,600	16,981
	SIA Engineering Co. Ltd.	Transportation Infrastructure	600	973
	Singapore Airlines Ltd.	Passenger Airlines	5,400	27,279
	Singapore Exchange Ltd.	Capital Markets	3,000	29,842
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	30,310
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,600	70,432
	StarHub Ltd.	Wireless Telecommunication Services	2,400	2,107
	Suntec Real Estate Investment Trust	Diversified REITs	8,400	7,375
	United Overseas Bank Ltd.	Banks	4,500	127,524
	UOL Group Ltd.	Real Estate Management & Development	1,800	7,915
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,000	9,188
	Wilmar International Ltd.	Food Products	7,200	17,945
	Yangzijiang Financial Holding Ltd.	Capital Markets	10,200	6,033
				1,011,905
	South Korea 9.4%
[a]	Alteogen, Inc., Class A	Biotechnology	156	37,715
	Amorepacific Corp., Class H	Personal Care Products	108	7,437
	AMOREPACIFIC Group, Class A	Personal Care Products	96	1,304
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	2,229
	BNK Financial Group, Inc., Class H	Banks	1,008	7,017
27	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	72	$ 2,367
	Celltrion, Inc., Class A	Biotechnology	567	65,075
	Cheil Worldwide, Inc., Class A	Media	270	3,304
	CJ CheilJedang Corp., Class A	Food Products	30	5,022
	CJ Corp., Class A	Industrial Conglomerates	48	3,791
	CJ Logistics Corp., Class A	Air Freight & Logistics	30	1,758
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	84	2,168
	Coway Co. Ltd.	Household Durables	216	11,882
	DB Insurance Co. Ltd., Class A	Insurance	168	10,108
	DGB Financial Group, Inc., Class A	Banks	588	3,586
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	120	2,172
	Doosan Bobcat, Inc., Class A	Machinery	192	6,519
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,596	25,417
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	174	11,368
	Ecopro Co. Ltd.	Electrical Equipment	379	12,779
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	126	4,946
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	78	4,296
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	60	2,583
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	198	5,103
	Green Cross Corp.	Biotechnology	24	1,990
	GS Engineering & Construction Corp.	Construction & Engineering	246	2,833
	GS Holdings Corp.	Industrial Conglomerates	174	4,349
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	121	1,172
	Hana Financial Group, Inc.	Banks	942	38,128
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	120	6,609
	Hankook Tire & Technology Co. Ltd.	Automobile Components	288	7,716
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	3,675
	Hanmi Science Co. Ltd.	Health Care Providers & Services	96	1,718
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	162	7,503
[a]	Hanon Systems	Automobile Components	624	1,540
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	114	48,542
	Hanwha Corp.	Industrial Conglomerates	54	1,502
[a]	Hanwha Life Insurance Co. Ltd.	Insurance	1,386	2,395
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	330	15,038
	Hanwha Solutions Corp.	Chemicals	402	5,026
[a]	Hanwha Vision Co. Ltd.	Electrical Equipment	131	5,044
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	162	7,976
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	78	15,468
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	78	14,779
	HD Hyundai Marine Solution Co. Ltd., Class C	Machinery	24	2,181
	HD Hyundai Mipo	Machinery	78	5,583
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	162	22,113
	Hite Jinro Co. Ltd.	Beverages	120	1,567
	HL Mando Co. Ltd.	Automobile Components	126	3,303
[a]	HLB, Inc.	Health Care Equipment & Supplies	444	16,614
	HMM Co. Ltd.	Marine Transportation	1,104	14,665
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	120	3,138
	HYBE Co. Ltd.	Entertainment	78	12,475
	Hyundai Autoever Corp.	IT Services	24	1,944
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	282	6,885
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	138	10,534
[a]	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	228	3,383
	Hyundai Mobis Co. Ltd.	Automobile Components	228	40,335
	Hyundai Motor Co.	Automobiles	510	68,300
	Hyundai Steel Co.	Metals & Mining	324	5,501
	Industrial Bank of Korea	Banks	1,014	9,792
franklintempleton.com	Annual Report	28

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Kakao Corp.	Interactive Media & Services	1,230	$ 32,661
[a]	Kakao Games Corp.	Entertainment	156	1,522
	KakaoBank Corp.	Banks	798	11,950
[a]	Kakaopay Corp.	Financial Services	84	1,631
[a]	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	414	4,684
	KB Financial Group, Inc.	Banks	1,224	65,668
	KCC Corp.	Chemicals	12	2,058
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	84	2,385
	Kia Corp.	Automobiles	924	57,919
	Korea Aerospace Industries Ltd.	Aerospace & Defense	258	13,141
	Korea Electric Power Corp.	Electric Utilities	948	13,938
	Korea Gas Corp.	Gas Utilities	102	2,469
	Korea Investment Holdings Co. Ltd.	Capital Markets	150	7,436
	Korea Zinc Co. Ltd.	Metals & Mining	30	15,851
	Korean Air Lines Co. Ltd.	Passenger Airlines	690	9,981
[a]	Krafton, Inc.	Entertainment	132	29,986
	KT&G Corp.	Tobacco	354	24,305
	Kumho Petrochemical Co. Ltd.	Chemicals	60	4,918
[a]	L&F Co. Ltd.	Electrical Equipment	96	3,899
	LG Chem Ltd.	Chemicals	174	28,951
	LG Corp.	Industrial Conglomerates	330	14,477
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,188	7,108
	LG Electronics, Inc.	Household Durables	408	21,391
[a]	LG Energy Solution Ltd.	Electrical Equipment	150	34,075
	LG H&H Co. Ltd.	Personal Care Products	36	7,640
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	5,864
	LG Uplus Corp.	Diversified Telecommunication Services	822	5,750
	Lotte Chemical Corp.	Chemicals	72	3,198
	Lotte Corp.	Industrial Conglomerates	102	1,482
	Lotte Shopping Co. Ltd.	Broadline Retail	42	1,728
	LS Corp.	Electrical Equipment	66	4,715
	LS Electric Co. Ltd.	Electrical Equipment	54	6,429
	Meritz Financial Group, Inc.	Financial Services	330	27,341
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,002	6,240
	NAVER Corp.	Interactive Media & Services	504	65,375
	NCSoft Corp.	Entertainment	60	6,088
[b]	Netmarble Corp.	Entertainment	84	2,233
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	528	5,027
	NongShim Co. Ltd.	Food Products	12	3,296
	Orion Corp.	Food Products	84	6,726
	Ottogi Corp.	Food Products	6	1,685
	Pan Ocean Co. Ltd.	Marine Transportation	954	2,187
[a]	Pearl Abyss Corp.	Entertainment	126	2,567
	Posco DX Co. Ltd.	IT Services	204	3,380
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	108	8,823
	POSCO Holdings, Inc.	Metals & Mining	276	52,201
	Posco International Corp.	Trading Companies & Distributors	174	5,820
	S-1 Corp.	Commercial Services & Supplies	72	3,149
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	66	45,449
	Samsung C&T Corp.	Industrial Conglomerates	306	24,293
	Samsung Card Co. Ltd.	Consumer Finance	114	3,101
	Samsung E&A Co. Ltd.	Construction & Engineering	612	8,221
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	210	18,412
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	17,778	697,839
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	114	27,677
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	2,418	22,136
	Samsung Life Insurance Co. Ltd.	Insurance	270	15,201
29	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	198	$ 25,347
	Samsung SDS Co. Ltd.	IT Services	138	10,890
	Samsung Securities Co. Ltd.	Capital Markets	246	7,560
	Shinhan Financial Group Co. Ltd.	Banks	1,782	56,939
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	102	6,878
[a]	SK Bioscience Co. Ltd.	Biotechnology	96	2,556
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,010	260,310
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	102	1,541
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	216	16,488
[a]	SK Square Co. Ltd.	Industrial Conglomerates	342	21,693
	SK, Inc.	Industrial Conglomerates	120	10,562
[a]	SKC Co. Ltd.	Chemicals	72	5,031
	S-Oil Corp.	Oil, Gas & Consumable Fuels	156	5,943
	Woori Financial Group, Inc.	Banks	2,544	28,507
	Yuhan Corp.	Pharmaceuticals	204	15,129
				2,650,313
	Taiwan 18.0%
	Accton Technology Corp.	Communications Equipment	1,900	32,961
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	12,812
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,620	18,297
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	280	23,107
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,000	51,683
	Asia Cement Corp.	Construction Materials	9,600	13,503
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	16,408
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	160	8,433
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	9,546
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,700	49,523
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	24,000	9,722
	Capital Securities Corp., Class A	Capital Markets	6,000	4,581
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,280	14,386
	Cathay Financial Holding Co. Ltd., Class A	Insurance	36,000	66,356
	Chailease Holding Co. Ltd., Class A	Financial Services	5,516	19,271
	Chang Hwa Commercial Bank Ltd., Class A	Banks	24,768	13,241
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,200	10,886
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	11,435
	China Airlines Ltd., Class A	Passenger Airlines	12,000	8,132
	China Motor Corp., Class A	Automobiles	800	1,740
	China Steel Corp., Class A	Metals & Mining	42,000	28,335
	Chroma ATE, Inc.	Electronic Equipment, Instruments & Components	1,000	8,584
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,500	56,118
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	11,511
	CTBC Financial Holding Co. Ltd., Class A	Banks	60,000	71,290
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,000	86,741
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,000	23,944
	E.Sun Financial Holding Co. Ltd., Class A	Banks	57,081	49,426
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	780	10,337
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,050	17,235
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	252	17,267
	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	2,983
	Eternal Materials Co. Ltd., Class H	Chemicals	3,000	2,512
	Eva Airways Corp., Class H	Passenger Airlines	12,000	14,656
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	3,900	25,900
	Far Eastern International Bank	Banks	6,303	2,544
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	11,891
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	16,625
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	7,096
	First Financial Holding Co. Ltd.	Banks	42,000	34,217
franklintempleton.com	Annual Report	30

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	$ 1,835
	Formosa Chemicals & Fibre Corp.	Chemicals	13,200	10,356
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,260	5,798
	Formosa Plastics Corp.	Chemicals	14,160	15,609
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	3,244
	Fortune Electric Co. Ltd.	Electrical Equipment	500	6,769
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	8,376
	Fubon Financial Holding Co. Ltd.	Insurance	30,000	77,073
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	360	4,250
	Giant Manufacturing Co. Ltd.	Leisure Products	1,200	5,078
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	13,120
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	9,487
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	820	7,878
	Hiwin Technologies Corp.	Machinery	1,200	8,710
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	44,600	196,118
	Hotai Motor Co. Ltd.	Specialty Retail	1,260	22,845
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	3,542
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	34,360	28,769
	Innolux Corp.	Electronic Equipment, Instruments & Components	26,400	12,006
	International Games System Co. Ltd.	Entertainment	738	17,159
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	12,710
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	400	11,758
	KGI Financial Holding Co. Ltd., Class A	Insurance	60,000	30,992
	King Slide Works Co. Ltd.	Technology Hardware, Storage & Peripherals	234	11,629
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,000	10,566
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	350	24,825
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	7,400	20,259
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	300	12,424
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,560	232,766
	Mega Financial Holding Co. Ltd.	Banks	43,260	51,986
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,400	11,710
	momo.com, Inc.	Broadline Retail	257	2,690
	Nan Ya Plastics Corp.	Chemicals	20,260	18,306
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	2,373
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,750	5,351
	Nien Made Enterprise Co. Ltd.	Household Durables	600	7,120
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,160	35,455
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,461	2,847
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	7,800	19,710
[a]	PharmaEssentia Corp.	Biotechnology	966	15,071
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	6,000	6,379
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	5,494
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,000	11,023
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,000	15,119
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	10,120	68,427
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,800	28,353
	Ruentex Development Co. Ltd.	Real Estate Management & Development	6,000	6,343
	Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	16,264
	Shihlin Electric & Engineering Corp.	Electrical Equipment	1,000	4,412
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	58,284	21,416
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	1,920	6,506
	SinoPac Financial Holdings Co. Ltd.	Banks	43,050	28,849
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	5,200	11,182
	Taishin Financial Holding Co. Ltd.	Banks	42,000	21,757
	Taiwan Business Bank	Banks	20,070	8,825
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	36,000	26,076
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	4,581
31	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
[a]	Taiwan Glass Industry Corp.	Building Products	6,000	$ 2,900
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	4,825
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,053
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,020	3,748
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	89,682	2,457,966
[a]	Tatung Co. Ltd.	Electrical Equipment	6,000	7,355
	TCC Group Holdings Co. Ltd.	Construction Materials	24,000	23,167
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	8,855
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	3,087
	U-Ming Marine Transport Corp.	Marine Transportation	1,800	3,491
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,920	13,707
	Uni-President Enterprises Corp.	Food Products	18,000	43,641
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	45,000	60,515
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,929	11,017
	Voltronic Power Technology Corp.	Electrical Equipment	250	11,520
	Walsin Lihwa Corp.	Electrical Equipment	12,000	8,313
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,200	3,126
	Wan Hai Lines Ltd.	Marine Transportation	3,600	8,479
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	4,450
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,734	6,731
	Wistron Corp.	Technology Hardware, Storage & Peripherals	9,800	28,129
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	17,728
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	11,204
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,792	25,960
	Yang Ming Marine Transport Corp.	Marine Transportation	6,600	14,789
	Yuanta Financial Holding Co. Ltd.	Financial Services	42,960	43,280
	Yulon Motor Co. Ltd.	Automobiles	2,400	2,996
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,260	7,045
				5,043,888
	Thailand 1.8%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,200	34,046
	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	16,200	18,027
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	27,600	2,001
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,000	902
	Bangkok Bank PCL, Class A, NVDR	Banks	2,400	10,435
	Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	43,800	28,146
	Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	22,200	3,534
	Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	33,000	4,008
	Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	3,600	2,398
[a]	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,000	5,010
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	11,637
	Carabao Group PCL, Class A, NVDR	Beverages	1,200	2,007
	Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	11,400	15,794
	Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,200	7,517
	Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	18,000	12,628
	CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	22,200	32,392
	CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	5,913	4,532
	Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	10,200	19,769
	Digital Telecommunications Infrastructure Fund, Class A, UNIT	Telecommunications	19,200	4,414
	Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	600	1,623
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	2,400	1,892
	Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	11,400	16,718
	Home Product Center PCL, NVDR	Specialty Retail	21,600	5,476
	Indorama Ventures PCL, NVDR	Chemicals	6,600	3,794
franklintempleton.com	Annual Report	32

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	3,000	$ 7,207
	Kasikornbank PCL, NVDR	Banks	6,400	30,467
	Krung Thai Bank PCL, NVDR	Banks	22,800	16,197
	Krungthai Card PCL, NVDR	Consumer Finance	4,200	5,633
	Land & Houses PCL, NVDR	Real Estate Management & Development	31,800	3,974
	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	15,000	11,606
	Muangthai Capital PCL, NVDR	Consumer Finance	2,400	2,582
	Osotspa PCL, NVDR	Beverages	5,400	2,149
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	16,483
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	3,955
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	10,800	3,756
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	53,400	50,370
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	4,200	3,126
	SCB X PCL, NVDR	Banks	6,600	23,929
	SCG Packaging PCL, NVDR	Containers & Packaging	4,800	1,896
	Siam Cement PCL, NVDR	Construction Materials	3,000	13,795
	Siam City Cement PCL, NVDR	Construction Materials	600	2,812
	Srisawad Corp. PCL, NVDR	Consumer Finance	2,680	2,113
	Thai Beverage PCL	Beverages	28,800	10,928
	Thai Life Insurance PCL, NVDR	Insurance	9,600	3,226
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	3,033
	Thai Union Group PCL, NVDR	Food Products	10,200	3,277
	TMBThanachart Bank PCL, NVDR	Banks	162,000	9,359
[a]	True Corp. PCL, NVDR	Diversified Telecommunication Services	39,000	13,450
				494,023
	United Kingdom 0.2%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,000	56,232
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	5,105
[b]	Samsonite Group SA	Textiles, Apparel & Luxury Goods	5,400	12,785
				17,890
	Total Common Stocks (Cost $24,758,857)			28,110,146
	Preferred Stocks 0.5%
	South Korea 0.5%
[f]	Amorepacific Corp., 3.393%, pfd.	Personal Care Products	42	950
[f]	Hanwha Corp., 4.916%, pfd.	Industrial Conglomerates	78	916
[f]	Hyundai Motor Co., 8.159%, pfd.	Automobiles	132	13,294
[f]	Hyundai Motor Co., 8.181%, pfd.	Automobiles	84	8,403
[f]	LG Chem Ltd., 0.911%, pfd.	Chemicals	30	2,349
[f]	LG Electronics, Inc., 2.778%, pfd.	Household Durables	66	1,694
[f]	Samsung Electronics Co. Ltd., 2.301%, pfd.	Technology Hardware, Storage & Peripherals	3,072	98,471
[f]	Samsung Fire & Marine Insurance Co. Ltd., 7.013%, pfd.	Insurance	12	2,209
	Total Preferred Stocks (Cost $142,583)			128,286
	Total Investments before Short-Term Investments (Cost $24,901,440)			28,238,432
33	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[g,h]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	39	$ 39
	Total Short-Term Investments (Cost $39)			39
	Total Investments (Cost $24,901,479) 100.6%			28,238,471
	Other Assets, less Liabilities (0.6)%			(156,291)
	Net Assets 100.0%			$ 28,082,180
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $1,841,296, representing 6.6% of net assets.
[c]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At March 31, 2025, the value of these securities was $4,927,403, representing 17.5% of net assets.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $99,654, representing 0.4% of net assets.
[e]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The rate shown is the annualized seven-day effective yield at period end.
[h]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	34

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Australia ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$28.89	$26.76	$31.55	$29.12	$17.38
Income from investment operations[a]:
Net investment income[b]	1.11	1.09	1.60	1.48	0.81
Net realized and unrealized gains (losses)	(1.74)	2.07	(4.84)	2.47	11.55
Total from investment operations	(0.63)	3.16	(3.24)	3.95	12.36
Less distributions from net investment income	(0.94)	(1.03)	(1.55)	(1.52)	(0.62)
Net asset value, end of year	$27.32	$28.89	$26.76	$31.55	$29.12
Total return[c]	(2.25)%	12.03%	(9.90)%	13.93%	71.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%	0.09%	0.09%	0.09%
Net investment income	3.78%	4.08%	5.94%	4.93%	3.25%
Supplemental data
Net assets, end of year (000’s)	$57,367	$27,447	$29,437	$29,968	$23,295
Portfolio turnover rate[e]	6.07%[f]	7.72%[f]	5.88%[f]	15.26%[f]	6.98%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	5.95%	7.72%	5.88%	15.26%	6.98%
35	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Australia ETF
		Industry	Shares	Value
	Common Stocks 99.0%
	Australia 96.6%
	AGL Energy Ltd.	Multi-Utilities	26,502	$ 173,735
	ALS Ltd.	Professional Services	21,378	205,287
	AMP Ltd.	Financial Services	113,148	87,078
	Ampol Ltd.	Oil, Gas & Consumable Fuels	10,584	154,465
	Ansell Ltd.	Health Care Equipment & Supplies	6,468	136,393
	ANZ Group Holdings Ltd.	Banks	133,518	2,420,339
	APA Group	Gas Utilities	56,994	280,575
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	27,846	1,113,146
	ASX Ltd.	Capital Markets	8,610	349,497
	Atlas Arteria Ltd.	Transportation Infrastructure	50,316	152,069
	Aurizon Holdings Ltd.	Ground Transportation	78,582	151,802
	Bank of Queensland Ltd.	Banks	29,400	123,481
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	78,330	70,044
	Bendigo & Adelaide Bank Ltd.	Banks	25,284	167,483
	BHP Group Ltd.	Metals & Mining	223,608	5,322,839
	BlueScope Steel Ltd.	Metals & Mining	19,404	257,309
	Brambles Ltd.	Commercial Services & Supplies	61,824	771,668
	CAR Group Ltd.	Interactive Media & Services	16,338	320,600
	Challenger Ltd.	Financial Services	22,890	86,011
	Charter Hall Group	Diversified REITs	21,000	211,734
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	98,658	159,845
	Cochlear Ltd.	Health Care Equipment & Supplies	2,814	459,955
	Coles Group Ltd.	Consumer Staples Distribution & Retail	57,750	702,824
	Commonwealth Bank of Australia	Banks	74,298	6,987,878
	Computershare Ltd.	Professional Services	25,620	624,715
	CSL Ltd.	Biotechnology	21,420	3,327,358
	Deterra Royalties Ltd.	Metals & Mining	18,858	42,305
	Dexus	Office REITs	47,964	211,612
	Domain Holdings Australia Ltd.	Interactive Media & Services	11,088	29,434
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	2,898	46,177
	Downer EDI Ltd.	Commercial Services & Supplies	29,778	100,574
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	64,050	153,265
	Evolution Mining Ltd.	Metals & Mining	83,328	369,193
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	9,072	78,184
	Fortescue Ltd.	Metals & Mining	70,560	675,811
	Goodman Group	Industrial REITs	87,906	1,557,356
	GPT Group	Diversified REITs	85,344	231,874
	Harvey Norman Holdings Ltd.	Broadline Retail	26,418	82,312
	IDP Education Ltd.	Diversified Consumer Services	12,390	72,653
	IGO Ltd.	Metals & Mining	27,636	68,197
	Iluka Resources Ltd.	Metals & Mining	18,984	45,900
	Incitec Pivot Ltd.	Chemicals	75,264	119,597
[a]	Insignia Financial Ltd.	Capital Markets	29,400	76,947
	Insurance Australia Group Ltd.	Insurance	105,966	509,112
	JB Hi-Fi Ltd.	Specialty Retail	4,830	279,401
	Lendlease Corp. Ltd.	Real Estate Management & Development	30,576	112,415
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	98,658	292,639
[a]	Lynas Rare Earths Ltd.	Metals & Mining	41,412	178,319
	Macquarie Group Ltd.	Capital Markets	15,540	1,904,213
	Magellan Financial Group Ltd.	Capital Markets	7,854	37,490
	Medibank Pvt Ltd.	Insurance	122,220	338,157
	Metcash Ltd.	Consumer Staples Distribution & Retail	48,510	95,524
[a]	Mineral Resources Ltd.	Metals & Mining	7,602	113,550
	Mirvac Group	Diversified REITs	175,014	227,935
	National Australia Bank Ltd.	Banks	137,760	2,920,452
	Netwealth Group Ltd.	Capital Markets	3,696	58,823
	New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	22,470	51,948
franklintempleton.com	Annual Report	36

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Australia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Australia (continued)
[a]	NEXTDC Ltd.	IT Services	28,392	$ 200,102
	Northern Star Resources Ltd.	Metals & Mining	49,854	569,139
	Orica Ltd.	Chemicals	21,546	228,114
	Origin Energy Ltd.	Electric Utilities	76,272	500,479
	Orora Ltd.	Containers & Packaging	59,766	70,017
	Perpetual Ltd.	Capital Markets	4,998	60,297
[a]	Pilbara Minerals Ltd.	Metals & Mining	115,374	121,144
	Pro Medicus Ltd.	Health Care Technology	2,268	282,364
	Qantas Airways Ltd.	Passenger Airlines	32,928	185,698
	QBE Insurance Group Ltd.	Insurance	66,612	909,053
	Qube Holdings Ltd.	Transportation Infrastructure	77,574	189,977
	Ramsay Health Care Ltd.	Health Care Providers & Services	7,770	165,253
	REA Group Ltd.	Interactive Media & Services	2,226	304,545
	Reece Ltd.	Trading Companies & Distributors	9,450	92,336
	Region RE Ltd.	Retail REITs	51,660	66,637
	Rio Tinto Ltd.	Metals & Mining	16,464	1,184,875
	Santos Ltd.	Oil, Gas & Consumable Fuels	144,102	598,049
	Scentre Group	Retail REITs	230,076	481,729
	SEEK Ltd.	Interactive Media & Services	15,624	208,352
	SGH Ltd.	Trading Companies & Distributors	8,778	271,586
	Sonic Healthcare Ltd.	Health Care Providers & Services	21,294	341,819
	South32 Ltd.	Metals & Mining	201,096	403,508
[a]	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	93,874	6,435
	Steadfast Group Ltd.	Insurance	48,930	176,236
	Stockland	Diversified REITs	105,882	323,304
	Suncorp Group Ltd.	Insurance	48,048	575,768
	Technology One Ltd.	Software	12,432	215,677
[a]	Telix Pharmaceuticals Ltd.	Biotechnology	12,642	208,921
	Telstra Group Ltd.	Diversified Telecommunication Services	179,550	471,043
	TPG Telecom Ltd.	Diversified Telecommunication Services	16,422	49,120
	Transurban Group	Transportation Infrastructure	137,172	1,144,560
	Treasury Wine Estates Ltd.	Beverages	36,036	218,944
	Vicinity Ltd.	Retail REITs	166,614	228,416
	Washington H Soul Pattinson & Co. Ltd.	Financial Services	11,004	237,874
	Wesfarmers Ltd.	Broadline Retail	50,232	2,254,062
	Westpac Banking Corp.	Banks	152,334	2,996,843
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	31,038	105,797
	WiseTech Global Ltd.	Software	8,484	429,447
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	83,916	1,208,997
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	54,222	998,448
	Worley Ltd.	Construction & Engineering	21,168	190,344
	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	14,490	45,689
				55,420,497
	Ireland 0.8%
[a]	James Hardie Industries PLC, CDI	Construction Materials	19,236	461,256
	New Zealand 1.4%
	a2 Milk Co. Ltd.	Food Products	31,794	157,113
[a]	Xero Ltd.	Software	6,678	643,976
				801,089
37	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Australia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 0.2%
	GQG Partners, Inc., CDI	Capital Markets	28,560	$ 37,730
	Sims Ltd.	Metals & Mining	7,056	64,327
				102,057
	Total Common Stocks (Cost $60,923,790)			56,784,899
	Total Investments before Short-Term Investments (Cost $60,923,790)			56,784,899
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	40,578	40,578
	Total Short-Term Investments (Cost $40,578)			40,578
	Total Investments (Cost $60,964,368) 99.1%			56,825,477
	Other Assets, less Liabilities 0.9%			541,696
	Net Assets 100.0%			$ 57,367,173
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	4	$ 490,855	6/19/25	$ (192)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	38

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Brazil ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$19.56	$16.81	$23.56	$20.70	$14.46
Income from investment operations[a]:
Net investment income[b]	1.27	1.46	2.06	1.84	0.46
Net realized and unrealized gains (losses)	(3.34)	3.14	(6.74)	2.55	6.31
Total from investment operations	(2.07)	4.60	(4.68)	4.39	6.77
Less distributions from net investment income	(1.09)	(1.85)	(2.07)	(1.53)	(0.53)
Net asset value, end of year	$16.40	$19.56	$16.81	$23.56	$20.70
Total return[c]	(10.19)%	27.62%	(19.57)%	23.03%	46.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%	0.19%	0.19%	0.19%
Net investment income	7.49%	7.72%	10.93%	8.87%	2.43%
Supplemental data
Net assets, end of year (000’s)	$175,516	$162,382	$268,914	$527,820	$107,656
Portfolio turnover rate[e]	13.55%[f]	42.28%[f]	52.70%[f]	17.71%[f]	21.01%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	7.99%	7.62%	13.82%	14.95%	9.31%
39	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Brazil ETF
		Industry	Shares	Value
	Common Stocks 71.0%
	Brazil 68.7%
	Allos SA	Real Estate Management & Development	192,600	$ 643,272
	Alupar Investimento SA, UNIT	Electric Utilities	53,500	271,439
	Ambev SA	Beverages	2,150,700	5,069,173
[a]	Ambipar Participacoes e Empreendimentos SA	Commercial Services & Supplies	21,400	458,962
	Atacadao SA	Consumer Staples Distribution & Retail	267,500	338,599
[a]	Auren Energia SA	Independent Power Producers & Energy Traders	149,800	194,584
[a]	Automob Participacoes SA	Specialty Retail	256,800	11,209
	B3 SA - Brasil Bolsa Balcao	Capital Markets	2,653,600	5,624,419
	Banco Bradesco SA	Banks	738,300	1,463,027
	Banco BTG Pactual SA	Capital Markets	577,800	3,399,625
	Banco do Brasil SA	Banks	845,300	4,160,346
	Banco Santander Brasil SA	Banks	181,900	848,580
	BB Seguridade Participacoes SA	Insurance	331,700	2,333,856
	Brava Energia	Oil, Gas & Consumable Fuels	214,000	863,076
	BRF SA	Food Products	321,000	1,102,944
	Caixa Seguridade Participacoes SA	Insurance	224,700	584,930
	CCR SA	Transportation Infrastructure	556,400	1,130,742
	Centrais Eletricas Brasileiras SA	Electric Utilities	631,300	4,495,862
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	226,000	4,024,687
	Cia Energetica de Minas Gerais	Electric Utilities	32,100	82,889
	Cia Paranaense de Energia - Copel	Electric Utilities	385,200	630,158
	Cia Siderurgica Nacional SA	Metals & Mining	310,300	513,045
	Cosan SA	Oil, Gas & Consumable Fuels	588,500	759,302
	CPFL Energia SA	Electric Utilities	96,300	633,857
	CSN Mineracao SA	Metals & Mining	256,800	277,529
[a]	Embraer SA	Aerospace & Defense	361,900	4,154,396
	Energisa SA	Electric Utilities	160,500	1,120,878
[a]	Eneva SA	Independent Power Producers & Energy Traders	342,400	707,200
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	85,600	576,879
	Equatorial Energia SA	Electric Utilities	483,400	2,700,724
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	246,100	560,719
	Grupo Mateus SA	Consumer Staples Distribution & Retail	203,300	240,653
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	2,332,600	900,028
	Hypera SA	Pharmaceuticals	203,300	687,528
	Itau Unibanco Holding SA	Banks	246,100	1,191,905
	Klabin SA	Containers & Packaging	438,700	1,429,232
	Localiza Rent a Car SA	Ground Transportation	492,200	2,886,524
	Lojas Renner SA	Specialty Retail	513,600	1,096,668
	M Dias Branco SA	Food Products	64,200	255,000
	Marfrig Global Foods SA	Food Products	160,500	506,077
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	149,800	591,077
	Natura & Co. Holding SA	Personal Care Products	470,800	821,156
	Neoenergia SA	Electric Utilities	117,700	429,483
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,829,700	13,039,965
	Porto Seguro SA	Insurance	85,600	597,802
[a]	PRIO SA	Oil, Gas & Consumable Fuels	385,200	2,676,658
	Raia Drogasil SA	Consumer Staples Distribution & Retail	695,500	2,313,213
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	428,000	2,107,252
	Rumo SA	Ground Transportation	620,600	1,757,463
	Santos Brasil Participacoes SA	Transportation Infrastructure	321,000	745,945
	Sao Martinho SA	Food Products	74,900	270,692
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	663,400	873,314
	SLC Agricola SA	Food Products	96,300	312,725
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	53,500	190,736
	Suzano SA	Paper & Forest Products	328,000	3,031,666
	Telefonica Brasil SA	Diversified Telecommunication Services	210,900	1,834,809
franklintempleton.com	Annual Report	40

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Brazil ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	TIM SA	Wireless Telecommunication Services	395,900	$ 1,244,175
	TOTVS SA	Software	246,100	1,433,809
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	107,000	628,813
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	395,900	1,182,658
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	85,600	83,842
	Vale SA	Metals & Mining	1,797,600	17,795,068
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	235,400	180,424
	Vibra Energia SA	Specialty Retail	556,400	1,727,199
	WEG SA	Electrical Equipment	727,600	5,752,050
				120,552,517
	United States 2.3%
	JBS SA	Food Products	556,400	3,993,541
	Total Common Stocks (Cost $120,393,937)			124,546,058
	Preferred Stocks 28.1%
	Brazil 28.1%
[c]	Banco Bradesco SA, 7.474%, pfd.	Banks	2,557,300	5,656,943
[c]	Bradespar SA, 11.865%, pfd.	Metals & Mining	128,400	401,499
[a]	Braskem SA, pfd.	Chemicals	96,300	184,945
[c]	Centrais Eletricas Brasileiras SA, 8.208%, pfd.	Electric Utilities	117,700	912,806
[c]	Cia Energetica de Minas Gerais, 12.456%, pfd.	Electric Utilities	813,200	1,456,694
[c]	Cia Paranaense de Energia - Copel, Class B, 3.631%, pfd.	Electric Utilities	513,600	933,468
[c]	Gerdau SA, 4.944%, pfd.	Metals & Mining	663,400	1,874,034
[c]	Isa Energia Brasil SA, 8.984%, pfd.	Electric Utilities	139,100	542,542
[c]	Itau Unibanco Holding SA, 7.014%, pfd.	Banks	2,632,200	14,434,786
[c]	Itausa SA, 8.942%, pfd.	Banks	2,809,759	4,635,797
[c]	Metalurgica Gerdau SA, 5.028%, pfd.	Metals & Mining	321,000	501,593
[c]	Petroleo Brasileiro SA, 15.875%, pfd.	Oil, Gas & Consumable Fuels	2,696,400	17,493,776
[c]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 4.982%, pfd.	Metals & Mining	224,700	222,831
	Total Preferred Stocks (Cost $45,643,880)			49,251,714
	Right 0.0%†
	Brazil 0.0%†
[a]	Itausa SA	Banks	36,441	19,023
	Total Rights (Cost $0)			19,023
	Total Investments before Short-Term Investments (Cost $166,037,817)			173,816,795
41	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Brazil ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	48,735	$ 48,735
	Total Short-Term Investments (Cost $48,735)			48,735
	Total Investments (Cost $166,086,552) 99.1%			173,865,530
	Other Assets, less Liabilities 0.9%			1,650,491
	Net Assets 100.0%			$ 175,516,021
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $3,567,999, representing 2.0% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	80	$ 1,829,483	4/16/25	$ 27,981

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	42

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Canada ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$34.73	$30.76	$36.07	$30.20	$19.50
Income from investment operations[a]:
Net investment income[b]	0.91	0.90	0.92	0.80	0.75
Net realized and unrealized gains (losses)	2.38	3.90	(5.58)	5.77	10.63
Total from investment operations	3.29	4.80	(4.66)	6.57	11.38
Less distributions from net investment income	(0.91)	(0.83)	(0.65)	(0.70)	(0.68)
Net asset value, end of year	$37.11	$34.73	$30.76	$36.07	$30.20
Total return[c]	9.67%	15.86%	(12.82)%	21.95%	59.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%	0.09%	0.09%	0.09%
Net investment income	2.53%	2.84%	3.00%	2.37%	2.88%
Supplemental data
Net assets, end of year (000’s)	$398,980	$409,827	$279,927	$43,289	$24,160
Portfolio turnover rate[e]	3.53%[f]	4.77%[f]	5.27%[f]	5.63%[f]	3.14%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	3.53%	4.77%	5.27%	5.63%	3.14%
43	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Canada ETF
		Industry	Shares	Value
	Common Stocks 99.6%
	Canada 97.0%
	Agnico Eagle Mines Ltd.	Metals & Mining	105,135	$ 11,388,986
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	163,400	8,057,320
	Bank of Montreal	Banks	153,295	14,636,650
	Bank of Nova Scotia	Banks	263,375	12,485,723
	Barrick Gold Corp.	Metals & Mining	365,285	7,091,237
	BCE, Inc.	Diversified Telecommunication Services	64,070	1,470,371
	Brookfield Asset Management Ltd., Class A	Capital Markets	86,430	4,183,230
	Brookfield Corp.	Capital Markets	314,115	16,436,339
	Cameco Corp.	Oil, Gas & Consumable Fuels	91,590	3,769,874
	Canadian Imperial Bank of Commerce, Class A	Banks	198,230	11,149,361
	Canadian National Railway Co.	Ground Transportation	117,605	11,443,046
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	436,880	13,441,061
	Canadian Pacific Kansas City Ltd.	Ground Transportation	197,155	13,834,069
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	269,825	3,749,522
	CGI, Inc., Class A	IT Services	42,570	4,249,162
	Constellation Software, Inc.	Software	4,191	13,270,757
	Dollarama, Inc.	Broadline Retail	57,190	6,114,572
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	460,100	20,360,444
	Fairfax Financial Holdings Ltd.	Insurance	4,250	6,141,615
	Fortis, Inc.	Electric Utilities	105,565	4,807,911
	Franco-Nevada Corp.	Metals & Mining	40,420	6,356,268
	George Weston Ltd.	Consumer Staples Distribution & Retail	11,610	1,979,004
	Great-West Lifeco, Inc.	Insurance	58,050	2,274,003
[a]	Hydro One Ltd.	Electric Utilities	66,865	2,248,113
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	32,680	2,360,317
	Intact Financial Corp.	Insurance	37,625	7,686,035
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	30,100	4,217,451
	Magna International, Inc.	Automobile Components	55,900	1,899,648
	Manulife Financial Corp.	Insurance	365,500	11,387,195
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	42,785	2,974,810
	National Bank of Canada	Banks	80,840	6,671,090
	Nutrien Ltd.	Chemicals	104,490	5,185,114
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	122,550	4,901,149
	Power Corp. of Canada	Insurance	115,240	4,073,935
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	67,510	4,499,729
	Royal Bank of Canada	Banks	297,990	33,562,049
[b]	Shopify, Inc., Class A	IT Services	254,990	24,254,390
	South Bow Corp.	Oil, Gas & Consumable Fuels	43,860	1,120,232
	Sun Life Financial, Inc.	Insurance	121,905	6,975,922
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	263,160	10,188,136
	TC Energy Corp.	Oil, Gas & Consumable Fuels	219,300	10,355,135
	Teck Resources Ltd., Class B	Metals & Mining	104,275	3,797,878
	TELUS Corp.	Diversified Telecommunication Services	105,135	1,507,720
	Thomson Reuters Corp.	Professional Services	29,025	5,008,010
	Toronto-Dominion Bank	Banks	372,810	22,336,221
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	73,960	3,566,319
	Wheaton Precious Metals Corp.	Metals & Mining	95,675	7,423,330
				386,890,453
	United States 2.6%
	Waste Connections, Inc.	Commercial Services & Supplies	54,395	10,600,836
	Total Common Stocks (Cost $355,414,420)			397,491,289
franklintempleton.com	Annual Report	44

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Canada ETF (continued)
		Industry	Shares	Value
	Warrant 0.0%
	Canada 0.0%
[b,c]	Constellation Software, Inc.	Software	3,981	$ —
	Total Warrants (Cost $0)			—
	Total Investments before Short-Term Investments (Cost $355,414,420)			397,491,289
	Short-Term Investments 0.2%
	Time Deposits 0.2%
	Canada 0.2%
	Royal Bank of Canada, 2.60%, 4/01/2025		843,000	585,722
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	78,873	78,873
	Total Short-Term Investments (Cost $664,595)			664,595
	Total Investments (Cost $356,079,015) 99.8%			398,155,884
	Other Assets, less Liabilities 0.2%			824,079
	Net Assets 100.0%			$ 398,979,963
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the value of this security was $2,248,113, representing 0.6% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	6	$ 1,248,650	6/19/25	$ 8,777

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
45	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE China ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.70	$19.70	$21.43	$31.78	$22.19
Income from investment operations[a]:
Net investment income[b]	0.46	0.37	0.54	0.49	0.32
Net realized and unrealized gains (losses)	5.59	(3.81)	(1.77)	(10.47)	9.56
Total from investment operations	6.05	(3.44)	(1.23)	(9.98)	9.88
Less distributions from net investment income	(0.53)	(0.56)	(0.50)	(0.37)	(0.29)
Net asset value, end of year	$21.22	$15.70	$19.70	$21.43	$31.78
Total return[c]	39.13%	(17.65)%	(5.68)%	(31.63)%	44.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%[d]	0.19%[d]	0.19%[d]	0.19%[d]
Net investment income	2.52%	2.20%	2.82%	1.80%	1.06%
Supplemental data
Net assets, end of year (000’s)	$173,978	$113,068	$114,234	$111,454	$120,782
Portfolio turnover rate[e]	9.30%[f]	9.59%[f]	9.69%[f]	12.78%[f]	15.97%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	7.26%	8.93%	9.69%	12.00%	15.31%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	46

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE China ETF
		Industry	Shares	Value
	Common Stocks 100.0%
	China 97.1%
	360 Security Technology, Inc., Class A	Software	32,800	$ 46,858
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	8,200	16,816
[a]	3SBio, Inc., Class A	Biotechnology	123,000	189,078
	Accelink Technologies Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	25,855
[b]	Addsino Co. Ltd., Class A	Communications Equipment	8,200	8,148
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,841	72,086
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	8,200	21,567
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	12,300	61,298
	Agricultural Bank of China Ltd., Class A	Banks	389,500	277,682
	Agricultural Bank of China Ltd., Class H	Banks	1,968,000	1,183,790
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	45,184	82,584
	AIMA Technology Group Co. Ltd., Class A	Automobiles	4,100	25,043
[b]	Air China Ltd., Class A	Passenger Airlines	53,300	52,230
[b]	Air China Ltd., Class H	Passenger Airlines	82,000	51,643
[a,b]	Akeso, Inc.	Biotechnology	46,500	455,419
[c]	Alibaba Group Holding Ltd., Class A	Broadline Retail	1,093,100	17,983,471
	All Winner Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	29,833
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	61,500	63,143
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	246,000	153,981
[b]	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,794	20,604
[b]	Angang Steel Co. Ltd., Class A	Metals & Mining	32,800	10,789
[b]	Angang Steel Co. Ltd., Class H	Metals & Mining	82,000	18,339
	Angel Yeast Co. Ltd., Class A	Food Products	4,100	19,490
[a]	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	17,043
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	8,200	9,615
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	20,500	68,532
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	82,000	231,868
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	28,000	39,371
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	42,176
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	8,200	129,108
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	12,300	60,942
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	8,200	21,646
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	82,000	900,068
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	16,974
	APT Medical, Inc., Class A	Health Care Equipment & Supplies	500	26,652
[b]	ASR Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	33,526
[c]	Autohome, Inc., ADR	Interactive Media & Services	4,387	121,608
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	20,472
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	45,100	21,476
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	164,000	82,208
	Avicopter PLC, Class A	Aerospace & Defense	4,100	20,641
[b]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	32,800	38,822
[a]	BAIC Motor Corp. Ltd., Class H	Automobiles	164,000	42,579
[b,c]	Baidu, Inc., Class A	Interactive Media & Services	143,500	1,659,040
	Bank of Beijing Co. Ltd., Class A	Banks	94,300	78,390
	Bank of Changsha Co. Ltd., Class A	Banks	20,500	25,900
	Bank of Chengdu Co. Ltd., Class A	Banks	20,500	48,500
	Bank of China Ltd., Class A	Banks	200,900	154,838
	Bank of China Ltd., Class H	Banks	5,371,000	3,237,663
47	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Bank of Communications Co. Ltd., Class A	Banks	176,300	$ 180,767
	Bank of Communications Co. Ltd., Class H	Banks	451,000	403,450
	Bank of Guiyang Co. Ltd., Class A	Banks	20,500	16,618
	Bank of Hangzhou Co. Ltd., Class A	Banks	28,700	57,037
	Bank of Jiangsu Co. Ltd., Class A	Banks	82,000	107,213
	Bank of Nanjing Co. Ltd., Class A	Banks	49,200	69,948
	Bank of Ningbo Co. Ltd., Class A	Banks	28,700	101,988
	Bank of Qingdao Co. Ltd., Class A	Banks	24,600	14,288
	Bank of Shanghai Co. Ltd., Class A	Banks	65,600	88,930
[b]	Bank of Zhengzhou Co. Ltd., Class A	Banks	32,800	8,712
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	86,100	85,319
	BBMG Corp., Class A	Construction Materials	49,200	10,970
	BBMG Corp., Class H	Construction Materials	164,000	15,598
[b]	BeiGene Ltd.	Biotechnology	49,200	1,050,993
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	41,000	17,606
[b]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	82,000	29,616
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	20,500	11,201
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	4,100	23,429
[b]	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	4,100	13,610
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	16,400	47,693
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	31,000	117,142
[b]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	12,300	9,615
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	82,000	22,554
	Beijing Kingsoft Office Software, Inc., Class A	Software	2,029	83,529
	Beijing New Building Materials PLC, Class A	Building Products	8,200	32,841
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	20,500	13,261
	Beijing Roborock Technology Co. Ltd., Class A	Household Durables	940	31,461
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	12,300	13,441
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	41,000	18,903
[b]	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	4,100	9,486
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	8,200	18,870
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	8,200	22,887
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	8,200	41,294
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	12,300	22,379
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	4,123	14,952
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	4,121	36,339
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	16,400	27,650
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	7,155
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	127,100	97,434
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	4,140	35,583
[b,c]	Bilibili, Inc., Class Z	Interactive Media & Services	18,860	360,459
[a]	Blue Moon Group Holdings Ltd.	Household Products	102,500	45,451
franklintempleton.com	Annual Report	48

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	12,300	$ 15,913
	BOC International China Co. Ltd., Class A	Capital Markets	4,100	5,891
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	180,400	103,037
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	49,200	17,769
	Bright Dairy & Food Co. Ltd., Class A	Food Products	8,200	9,401
	Brilliance China Automotive Holdings Ltd.	Automobiles	164,000	54,594
	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,100	7,511
	BYD Co. Ltd., Class A	Automobiles	8,200	423,097
	BYD Co. Ltd., Class H	Automobiles	78,773	3,976,972
	BYD Electronic International Co. Ltd.	Communications Equipment	48,500	251,218
	By-health Co. Ltd., Class A	Personal Care Products	8,200	13,125
	C&D International Investment Group Ltd.	Real Estate Management & Development	41,000	85,369
	C&S Paper Co. Ltd., Class A	Household Products	8,200	7,268
	Caida Securities Co. Ltd., Class A	Capital Markets	8,200	7,494
	Caitong Securities Co. Ltd., Class A	Capital Markets	24,600	26,408
[b]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,892	162,226
	Canmax Technologies Co. Ltd., Class A	Chemicals	4,100	12,014
[a,b]	CanSino Biologics, Inc., Class H	Biotechnology	6,100	26,187
[b]	CCOOP Group Co. Ltd., Class A	Broadline Retail	90,200	33,146
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,500	12,499
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	36,900	15,032
	Central China Securities Co. Ltd., Class A	Capital Markets	16,400	9,164
	CETC Cyberspace Security Technology Co. Ltd., Class A	Software	4,100	9,181
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,900	18,435
[a]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	738,000	230,498
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	1,800	24,228
	Changjiang Securities Co. Ltd., Class A	Capital Markets	28,700	25,043
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,200	22,747
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	44,736
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	16,400	15,303
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	4,100	7,178
	Chifeng Jilong Gold Mining Co. Ltd., Class A	Metals & Mining	8,200	25,844
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	12,300	13,729
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	205,000	23,187
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	533,000	75,357
	China CITIC Bank Corp. Ltd., Class A	Banks	61,500	60,180
	China CITIC Bank Corp. Ltd., Class H	Banks	615,000	481,389
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	1,025,000	101,442
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	24,600	33,992
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	123,000	125,367
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	164,000	89,796
	China Conch Venture Holdings Ltd.	Construction & Engineering	82,000	81,470
	China Construction Bank Corp., Class A	Banks	45,100	54,808
	China Construction Bank Corp., Class H	Banks	6,027,000	5,329,584
	China CSSC Holdings Ltd., Class A	Machinery	20,500	86,053
[b]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	82,000	40,967
[b]	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	82,000	26,559
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	159,900	49,956
49	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	328,000	$ 42,579
	China Everbright Bank Co. Ltd., Class A	Banks	209,100	108,782
	China Everbright Bank Co. Ltd., Class H	Banks	205,000	83,525
[a]	China Feihe Ltd.	Food Products	246,000	185,600
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	32,800	75,027
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	246,000	244,726
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	16,400	18,192
[b]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	16,400	31,780
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	8,200	9,570
	China Hongqiao Group Ltd.	Metals & Mining	184,500	379,420
	China International Capital Corp. Ltd., Class A	Capital Markets	4,100	19,485
[a]	China International Capital Corp. Ltd., Class H	Capital Markets	98,400	183,639
	China International Marine Containers Group Co. Ltd., Class A	Machinery	12,300	14,880
	China International Marine Containers Group Co. Ltd., Class H	Machinery	45,100	33,099
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	410,000	66,398
	China Jushi Co. Ltd., Class A	Construction Materials	20,587	36,551
	China Lesso Group Holdings Ltd.	Building Products	82,000	36,783
	China Life Insurance Co. Ltd., Class H	Insurance	492,000	948,550
[a,b,c]	China Literature Ltd., Class A	Media	24,600	81,417
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	205,000	164,152
	China Medical System Holdings Ltd.	Pharmaceuticals	82,000	78,519
	China Meheco Group Co. Ltd., Class A	Health Care Providers & Services	8,200	11,805
	China Merchants Bank Co. Ltd., Class A	Banks	94,300	561,836
	China Merchants Bank Co. Ltd., Class H	Banks	246,000	1,451,281
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	41,000	36,791
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	32,800	59,769
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	82,000	141,228
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	4,100	6,726
	China Merchants Securities Co. Ltd., Class A	Capital Markets	32,800	80,218
[a]	China Merchants Securities Co. Ltd., Class H	Capital Markets	32,800	56,407
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	41,000	51,744
	China Minsheng Banking Corp. Ltd., Class A	Banks	159,900	85,827
	China Minsheng Banking Corp. Ltd., Class H	Banks	410,000	184,440
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,100	6,339
	China National Building Material Co. Ltd., Class H	Construction Materials	328,000	169,053
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	32,800	32,457
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	94,300	119,531
[b]	China National Software & Service Co. Ltd., Class A	Software	4,100	24,371
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	16,400	51,146
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	8,200	15,890
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	82,000	67,558
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	246,000	439,495
franklintempleton.com	Annual Report	50

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	32,800	$ 145,178
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	164,000	515,379
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	196,800	155,199
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,558,000	821,022
	China Railway Group Ltd., Class A	Construction & Engineering	94,300	71,771
	China Railway Group Ltd., Class H	Construction & Engineering	246,000	108,451
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	35,506	27,512
[a]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	123,000	50,747
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	8,200	35,741
	China Reinsurance Group Corp., Class H	Insurance	451,000	55,648
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	164,000	36,466
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	21,330
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,365	26,914
[a]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	41,000	181,015
[a]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	102,500	66,662
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	136,000	322,682
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,250	47,813
[b,c]	China Ruyi Holdings Ltd.	Entertainment	656,000	201,514
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,800	173,121
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	217,703	882,810
	China South Publishing & Media Group Co. Ltd., Class A	Media	8,200	15,811
[b]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	61,500	48,077
[b]	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	82,000	37,415
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	16,400	9,480
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	188,600	136,533
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	123,000	60,075
	China Taiping Insurance Holdings Co. Ltd.	Insurance	90,200	137,034
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	114,800	66,833
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	9,500	78,710
[a]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	8,200	51,274
[a]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	287,000	385,849
	China TransInfo Technology Co. Ltd., Class A	IT Services	4,100	5,248
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	131,200	100,397
[b]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	45,100	43,760
[b]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	143,500	102,180
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	4,100	12,978
	China XD Electric Co. Ltd., Class A	Electrical Equipment	28,700	26,188
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	110,700	423,701
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	30,330
51	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Zheshang Bank Co. Ltd., Class A	Banks	53,300	$ 21,567
	China Zheshang Bank Co. Ltd., Class H	Banks	164,000	54,173
	Chinalin Securities Co. Ltd., Class A	Capital Markets	4,100	8,442
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	8,200	12,313
	Chongqing Brewery Co. Ltd., Class A	Beverages	4,100	33,027
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	41,000	73,526
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	106,600	50,832
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,100	7,573
[b]	Chongqing Qianli Technology Co. Ltd., Class A	Automobiles	20,500	23,277
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	24,600	20,585
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	164,000	111,296
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	12,300	8,159
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	12,300	41,085
	CITIC Ltd., Class B	Industrial Conglomerates	328,000	404,714
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	24,600	41,813
	CITIC Securities Co. Ltd., Class A	Capital Markets	57,400	209,506
	CITIC Securities Co. Ltd., Class H	Capital Markets	102,500	266,780
	CMOC Group Ltd., Class A	Metals & Mining	45,100	47,174
	CMOC Group Ltd., Class H	Metals & Mining	246,000	202,357
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	12,300	9,683
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	4,100	19,851
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	36,900	20,416
	CNPC Capital Co. Ltd., Class A	Banks	24,600	21,601
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	20,500	713,645
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	65,600	21,217
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	246,000	30,670
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,400	25,325
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	82,000	66,398
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	61,580	123,314
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	184,500	290,256
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	123,000	108,925
	CRRC Corp. Ltd., Class A	Machinery	110,700	107,563
	CRRC Corp. Ltd., Class H	Machinery	246,000	153,033
	CSC Financial Co. Ltd., Class A	Capital Markets	24,600	81,798
[a]	CSC Financial Co. Ltd., Class H	Capital Markets	61,500	75,805
	CSG Holding Co. Ltd., Class A	Construction Materials	8,200	5,564
	CSG Holding Co. Ltd., Class B	Construction Materials	73,800	19,161
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,100	21,087
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	574,000	364,454
	Daan Gene Co. Ltd., Class A	Biotechnology	8,240	6,657
	Daqin Railway Co. Ltd., Class A	Ground Transportation	90,200	81,189
[b]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,952	53,461
franklintempleton.com	Annual Report	52

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,900	$ 14,982
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	164,000	34,359
	DHC Software Co. Ltd., Class A	IT Services	24,600	35,279
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,100	6,715
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	4,100	34,111
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	12,300	25,342
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	24,600	30,923
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	164,000	99,914
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	4,100	14,254
	Dongxing Securities Co. Ltd., Class A	Capital Markets	16,400	26,025
[a,b,c]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	20,500	33,568
	East Money Information Co. Ltd., Class A	Capital Markets	73,800	229,346
	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	8,200	15,913
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	910	31,182
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	4,100	34,703
	Empyrean Technology Co. Ltd., Class A	Software	1,500	23,834
	ENN Energy Holdings Ltd.	Gas Utilities	49,200	405,979
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	16,400	44,217
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	55,367
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	16,400	10,360
	Eve Energy Co. Ltd., Class A	Electrical Equipment	8,200	53,166
	Everbright Securities Co. Ltd., Class A	Capital Markets	20,500	48,105
[b]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	61,500	18,537
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	20,500	13,994
	FAW Jiefang Group Co. Ltd., Class A	Machinery	12,300	13,695
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	8,200	25,472
[b]	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	16,400	6,275
	First Capital Securities Co. Ltd., Class A	Capital Markets	24,600	25,257
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	20,088
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	25,000	33,996
	Focus Media Information Technology Co. Ltd., Class A	Media	69,700	67,341
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	24,673	137,799
	Fosun International Ltd.	Industrial Conglomerates	143,500	76,912
	Founder Securities Co. Ltd., Class A	Capital Markets	36,900	39,562
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	57,400	156,892
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,440	20,861
	Fujian Sunner Development Co. Ltd., Class A	Food Products	8,200	16,951
[c]	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	48,216	615,718
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	8,200	66,100
[a]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	39,000	278,203
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	16,400	33,857
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	Biotechnology	4,100	25,426
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	8,200	38,179
[a]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	24,600	66,557
[b]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,800	10,879
[b]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,312,000	165,258
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	82,000	50,108
[b,c]	GDS Holdings Ltd., Class A	IT Services	53,300	167,156
	GEM Co. Ltd., Class A	Electrical Equipment	28,700	25,754
53	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Gemdale Corp., Class A	Real Estate Management & Development	24,600	$ 15,303
[b]	Genscript Biotech Corp.	Life Sciences Tools & Services	82,000	130,267
	GF Securities Co. Ltd., Class A	Capital Markets	28,700	63,673
	GF Securities Co. Ltd., Class H	Capital Markets	73,800	99,598
[a]	Giant Biogene Holding Co. Ltd.	Personal Care Products	28,600	258,971
	Giant Network Group Co. Ltd., Class A	Entertainment	8,200	15,890
[b]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	4,100	65,953
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	4,100	31,092
	Glarun Technology Co. Ltd., Class A	Communications Equipment	8,200	22,977
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	16,400	59,001
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	16,400	20,043
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	41,000	25,822
	Goneo Group Co. Ltd., Class A	Electrical Equipment	4,100	40,634
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	8,200	24,580
[b]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	24,600	8,837
	Great Wall Motor Co. Ltd., Class A	Automobiles	16,400	58,911
	Great Wall Motor Co. Ltd., Class H	Automobiles	143,500	250,839
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	20,500	128,261
[b]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	82,000	20,314
	Greentown China Holdings Ltd.	Real Estate Management & Development	82,000	115,934
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	12,300	22,430
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,300	6,975
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,300	7,618
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	57,400	14,460
[b]	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	4,100	7,042
	Guangdong Haid Group Co. Ltd., Class A	Food Products	8,200	56,372
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	16,400	22,436
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	4,100	9,119
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,800	27,447
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	32,800	13,136
	Guangshen Railway Co. Ltd., Class H	Ground Transportation	82,000	18,339
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,500	18,170
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	8,200	12,617
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	16,400	19,140
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	164,000	67,663
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	8,200	29,862
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	14,100	30,809
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	12,300	18,909
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	4,100	18,119
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	21,471
franklintempleton.com	Annual Report	54

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	8,200	$ 21,036
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	12,300	10,783
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	8,200	11,398
	Guobo Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,800	20,436
	Guolian Minsheng Securities Co. Ltd., Class A	Capital Markets	20,500	28,919
	Guosen Securities Co. Ltd., Class A	Capital Markets	24,600	34,737
[b]	Guosheng Financial Holding, Inc., Class A	Capital Markets	12,300	22,244
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	61,558	145,721
[a]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	172,200	249,658
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	24,600	26,307
[c]	H World Group Ltd.	Hotels, Restaurants & Leisure	127,100	466,397
[a,c]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	97,000	218,927
	Haier Smart Home Co. Ltd., Class A	Household Durables	28,700	107,992
	Haier Smart Home Co. Ltd., Class H	Household Durables	147,600	474,275
[b]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	217,300	41,870
[b]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	53,300	26,555
	Haitian International Holdings Ltd.	Machinery	41,000	108,293
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	16,400	23,564
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	23,519
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,242	15,960
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	8,200	33,417
	Hangzhou Iron & Steel Co., Class A	Metals & Mining	16,400	26,769
	Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	13,317
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	4,100	11,641
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	4,100	12,809
[b]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	27,210
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	4,100	28,671
[a]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	8,200	32,672
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	8,200	31,577
[a]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	67,000	210,982
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	4,100	15,038
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	4,100	9,993
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,100	9,824
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	8,200	15,619
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	12,300	31,758
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	16,400	60,875
	Hengan International Group Co. Ltd.	Personal Care Products	39,400	109,890
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	17,290
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	16,400	34,692
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	12,300	28,169
55	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	16,400	$ 13,610
	Hesteel Co. Ltd., Class A	Metals & Mining	57,400	17,380
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	27,000	90,575
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	98,267
	HLA Group Corp. Ltd., Class A	Specialty Retail	28,700	31,244
	Hongyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	8,329
[b]	Hopson Development Holdings Ltd.	Real Estate Management & Development	65,600	26,053
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	4,100	30,956
[a]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	41,000	163,625
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	36,900	29,201
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	82,000	47,638
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	12,300	62,127
	Huafon Chemical Co. Ltd., Class A	Chemicals	20,500	21,922
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	23,186
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	12,300	22,092
	Hualan Biological Engineering, Inc., Class A	Biotechnology	8,200	17,527
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	32,800	41,350
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	36,900	35,143
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	246,000	142,599
	Huapont Life Sciences Co. Ltd., Class A	Chemicals	8,200	4,469
	Huatai Securities Co. Ltd., Class A	Capital Markets	32,800	74,665
[a]	Huatai Securities Co. Ltd., Class H	Capital Markets	90,200	144,685
	Huaxi Securities Co. Ltd., Class A	Capital Markets	12,300	14,762
	Huaxia Bank Co. Ltd., Class A	Banks	73,800	79,530
	Huaxin Cement Co. Ltd., Class A	Construction Materials	8,200	15,664
	Huaxin Cement Co. Ltd., Class H	Construction Materials	20,500	25,558
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	16,400	40,764
[b]	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	20,500	10,834
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,900	24,377
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	8,200	25,054
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	35,741
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	8,200	23,248
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	8,200	25,810
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	32,800	22,481
	Hundsun Technologies, Inc., Class A	Software	8,200	31,645
[a,b,c]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	24,600	42,495
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	10,742	208,900
[b]	Hytera Communications Corp. Ltd., Class A	Communications Equipment	8,200	12,945
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	8,200	60,355
	Iflytek Co. Ltd., Class A	Software	12,300	80,528
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	1,120	27,661
	Industrial & Commercial Bank of China Ltd., Class A	Banks	348,500	330,470
	Industrial & Commercial Bank of China Ltd., Class H	Banks	5,084,000	3,620,087
	Industrial Bank Co. Ltd., Class A	Banks	94,300	280,334
	Industrial Securities Co. Ltd., Class A	Capital Markets	41,000	33,180
franklintempleton.com	Annual Report	56

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	$ 22,696
[b]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	196,800	48,483
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	12,300	32,604
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	12,320	15,549
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	28,700	24,826
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	41,000	30,979
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	28,700	15,642
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	28,700	110,915
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	65,600	142,746
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	20,500	15,405
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	93,000	557,022
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	4,100	13,481
[b,c]	iQIYI, Inc., ADR	Entertainment	31,775	71,812
[b]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	20,500	21,555
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	4,100	32,367
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,592	32,677
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	4,100	14,728
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,100	14,485
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	39,511
[a,b,c]	JD Health International, Inc.	Consumer Staples Distribution & Retail	67,650	288,241
[a,b,c]	JD Logistics, Inc.	Air Freight & Logistics	106,600	172,088
[c]	JD.com, Inc., Class A	Broadline Retail	164,000	3,389,484
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	20,500	23,389
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	8,200	17,244
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	82,000	97,384
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	5,380	58,895
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	28,700	194,338
[b]	Jiangsu Hoperun Software Co. Ltd., Class A	Software	4,100	29,297
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	5,700	41,484
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	12,300	11,139
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,100	12,595
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	12,300	18,570
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	8,200	86,053
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	4,100	29,941
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	4,100	34,968
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	8,200	39,364
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	16,400	32,864
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	12,300	39,003
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	82,000	143,969
[b]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	8,200	8,419
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	8,200	18,576
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	16,400	23,858
57	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,800	$ 29,252
[a,c]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	143,500	55,517
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,400	13,249
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	12,300	19,603
[a]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	8,200	14,608
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	28,700	19,908
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	4,100	11,635
[b,c]	JOYY, Inc., ADR	Interactive Media & Services	1,927	80,895
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	12,300	22,176
[b]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	49,200	19,366
	Kaishan Group Co. Ltd., Class A	Machinery	4,100	5,248
[b]	Kangmei Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	69,700	20,049
[b,c]	Kanzhun Ltd., ADR	Interactive Media & Services	23,534	451,147
[c]	KE Holdings, Inc., ADR	Real Estate Management & Development	39,524	794,037
	Keda Industrial Group Co. Ltd., Class A	Machinery	8,200	9,491
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	41,000	116,724
[b,c]	Kingdee International Software Group Co. Ltd.	Software	188,000	317,993
	Kingfa Sci & Tech Co. Ltd., Class A	Chemicals	12,300	18,706
	Kingnet Network Co. Ltd., Class A	Entertainment	12,300	27,187
	Kingsoft Corp. Ltd.	Entertainment	49,200	238,086
[a,b,c]	Kuaishou Technology, Class B	Interactive Media & Services	184,500	1,288,842
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	12,300	64,006
	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	8,200	38,890
	Kweichow Moutai Co. Ltd., Class A	Beverages	5,650	1,213,841
	Lakala Payment Co. Ltd., Class A	Financial Services	4,100	9,689
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	16,400	59,106
	LB Group Co. Ltd., Class A	Chemicals	12,300	30,133
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	82,000	22,976
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	36,900	39,270
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	24,600	85,759
	Leo Group Co. Ltd., Class A	Media	45,100	22,345
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	12,300	19,332
	Levima Advanced Materials Corp., Class A	Chemicals	4,100	8,492
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,300	11,240
[b,c]	Li Auto, Inc., Class A	Automobiles	76,162	969,609
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	143,500	293,629
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	94,300	19,338
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	36,900	45,961
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	4,100	20,021
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	8,200	28,035
[a,c]	Longfor Group Holdings Ltd.	Real Estate Management & Development	143,500	180,936
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	36,900	80,495
	Longshine Technology Group Co. Ltd., Class A	Software	8,200	14,197
[b]	Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,883	32,286
[c]	Lufax Holding Ltd., ADR	Consumer Finance	11,726	34,826
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	8,200	13,610
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	32,800	184,587
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	123,000	33,990
	Luzhou Laojiao Co. Ltd., Class A	Beverages	6,900	123,187
[b]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	32,800	14,039
	Mango Excellent Media Co. Ltd., Class A	Entertainment	8,200	31,205
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	26,827
franklintempleton.com	Annual Report	58

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	16,400	$ 23,339
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	20,500	15,913
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	354,807	7,104,987
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	73,800	30,674
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	205,000	40,577
[b]	Microport Scientific Corp.	Health Care Equipment & Supplies	61,500	63,000
[b]	Midea Group Co. Ltd.	Household Durables	24,600	249,785
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	12,300	18,418
	MINISO Group Holding Ltd.	Broadline Retail	32,800	151,557
	Minmetals Capital Co. Ltd., Class A	Capital Markets	20,500	15,828
[b]	Minth Group Ltd.	Automobile Components	43,500	115,735
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,535	59,632
	Muyuan Foods Co. Ltd., Class A	Food Products	24,600	131,127
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,100	7,945
	NARI Technology Co. Ltd., Class A	Electrical Equipment	36,900	111,220
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,605	42,439
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	137,409
[b]	NavInfo Co. Ltd., Class A	Software	12,300	14,829
[c]	NetEase, Inc.	Entertainment	116,347	2,362,740
	New China Life Insurance Co. Ltd., Class A	Insurance	8,200	58,121
	New China Life Insurance Co. Ltd., Class H	Insurance	49,200	187,497
[b]	New Hope Liuhe Co. Ltd., Class A	Food Products	24,600	31,351
[c]	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	98,400	462,260
	Newland Digital Technology Co. Ltd., Class A	Software	4,100	16,855
[b]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	82,000	34,675
[b]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	8,200	27,322
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	3,264	41,086
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	8,200	20,258
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	4,100	27,480
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	8,200	33,372
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	12,300	11,985
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	8,200	65,197
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	36,900	18,994
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	12,300	24,597
[b,c]	NIO, Inc., Class A	Automobiles	99,220	369,191
[a]	Nongfu Spring Co. Ltd., Class H	Beverages	113,000	490,180
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	4,100	9,474
	Northeast Securities Co. Ltd., Class A	Capital Markets	12,300	13,306
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	20,500	16,082
[b]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,400	27,605
	ORG Technology Co. Ltd., Class A	Containers & Packaging	12,300	8,617
	Orient Securities Co. Ltd., Class A	Capital Markets	32,800	42,614
[a]	Orient Securities Co. Ltd., Class H	Capital Markets	49,200	31,365
[b]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	8,200	10,778
	Oriental Pearl Group Co. Ltd., Class A	Media	16,400	17,402
[b]	Ourpalm Co. Ltd., Class A	Entertainment	12,300	9,074
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,100	8,955
[b]	Pacific Securities Co. Ltd., Class A	Capital Markets	28,700	15,207
[b]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	45,100	17,566
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[b,c]	PDD Holdings, Inc., ADR	Broadline Retail	45,674	$ 5,405,518
	People.cn Co. Ltd., Class A	Media	8,200	23,621
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	49,200	46,181
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	533,000	275,396
	Perfect World Co. Ltd., Class A	Entertainment	4,100	6,472
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	123,000	139,151
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,312,000	1,060,689
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	8,200	30,381
[a]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	20,500	42,210
	PICC Property & Casualty Co. Ltd., Class H	Insurance	426,000	787,358
	Ping An Bank Co. Ltd., Class A	Banks	86,100	133,430
[a,c]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	57,400	51,643
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	49,200	349,605
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	416,400	2,477,966
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,300	14,558
	Piotech, Inc., Class A	Semiconductors & Semiconductor Equipment	1,000	21,678
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	53,300	60,592
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	8,200	32,988
[a,c]	Pop Mart International Group Ltd.	Specialty Retail	44,000	885,056
	Postal Savings Bank of China Co. Ltd., Class A	Banks	106,600	76,437
[a]	Postal Savings Bank of China Co. Ltd., Class H	Banks	697,000	430,905
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	77,900	51,355
[c]	Qifu Technology, Inc., ADR	Consumer Finance	7,052	316,705
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	4,100	13,673
[b]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	24,600	56,067
[b]	Quzhou Xin’an Development Co. Ltd., Class A	Real Estate Management & Development	41,000	17,493
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,117	17,799
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	8,500	25,892
[c]	RLX Technology, Inc., ADR	Tobacco	46,166	86,792
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	45,100	53,443
	SAIC Motor Corp. Ltd., Class A	Automobiles	36,900	80,190
	Sailun Group Co. Ltd., Class A	Automobile Components	16,400	32,570
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	24,600	40,256
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	41,000	25,084
	Sany Heavy Industry Co. Ltd., Class A	Machinery	36,900	96,847
	Satellite Chemical Co. Ltd., Class A	Chemicals	16,400	51,891
	SDIC Capital Co. Ltd., Class A	Capital Markets	24,600	23,937
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,800	65,140
	Sealand Securities Co. Ltd., Class A	Capital Markets	32,800	18,147
[b]	Seazen Group Ltd.	Real Estate Management & Development	164,000	42,579
[b]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	12,300	21,160
[a,b,c]	SenseTime Group, Inc., Class B	Software	1,599,000	306,223
	Seres Group Co. Ltd., Class A	Automobiles	8,200	142,074
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	20,500	121,659
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	2,657	31,909
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	45,100	122,962
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,300	15,659
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	28,700	13,627
franklintempleton.com	Annual Report	60

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,400	$ 15,213
	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	4,100	5,620
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	16,400	60,671
[a]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	41,000	97,490
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	4,100	33,394
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	16,400	24,061
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	12,300	37,412
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	4,100	6,399
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	4,100	10,010
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	57,400	30,099
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	4,100	13,170
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	12,300	24,902
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	147,600	113,067
[b]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	13,746
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,000	46,959
[b]	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,100	14,756
	Shanghai Baosight Software Co. Ltd., Class A	Software	8,203	34,422
	Shanghai Baosight Software Co. Ltd., Class B	Software	49,200	87,330
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	716	17,955
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	36,900	12,950
[b]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	49,200	51,733
[b]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	164,000	54,594
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,400	20,878
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	12,300	42,033
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	41,000	78,835
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	20,000	63,879
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	12,300	54,729
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	49,200	39,274
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,100	15,066
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	12,300	19,163
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	4,100	6,280
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	16,400	12,923
[b]	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,385	14,023
[a,b]	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	8,200	16,631
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	8,200	10,665
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	12,300	14,711
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	73,800	34,169
61	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	16,400	$ 18,958
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	4,100	38,089
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	16,400	41,870
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	57,400	82,629
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	131,200	188,334
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	8,200	20,720
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	41,000	38,710
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	16,400	18,824
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	28,700	21,883
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	20,500	17,606
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	16,400	12,579
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	20,500	15,856
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	8,200	28,056
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	73,800	18,524
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	12,300	32,503
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	8,200	12,143
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	28,700	27,136
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,400	27,153
[b]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	24,600	15,236
	Shanxi Securities Co. Ltd., Class A	Capital Markets	20,500	16,703
[b]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	32,800	15,710
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	5,720	168,690
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,600	30,166
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	8,200	12,313
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,300	46,062
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	102,500	69,547
[a]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	131,200	37,436
	Shenzhen Agricultural Power Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	8,200	7,099
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	8,200	7,516
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	4,100	18,740
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,600	21,465
[b]	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	28,146
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	82,000	67,031
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	12,300	11,240
	Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	42,033
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	13,272
franklintempleton.com	Annual Report	62

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[b]	Shenzhen Infogem Technologies Co. Ltd., Class A	Software	4,100	$ 20,292
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	12,300	115,401
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	82,000	82,945
	Shenzhen Investment Ltd.	Real Estate Management & Development	164,000	16,231
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	21,025
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,100	8,577
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	30,186
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	4,100	9,423
	Shenzhen Kinwong Electronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	19,400
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	5,600	180,349
	Shenzhen MTC Co. Ltd., Class A	Household Durables	28,700	20,540
[b]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	45,100	15,021
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,100	18,525
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	8,200	25,742
	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	8,200	11,489
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	4,100	13,407
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	5,314	66,298
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	Electrical Equipment	4,100	11,404
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	16,400	10,721
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	4,100	14,248
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	20,500	13,994
[b]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	8,200	25,043
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	15,845
[b]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	8,200	20,122
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	24,600	34,771
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,600	54,306
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	49,200	12,324
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	36,373
[b]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	3,000	112,129
	Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,200	12,719
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	32,800	35,843
	Sichuan Swellfun Co. Ltd., Class A	Beverages	4,100	27,514
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	4,100	6,856
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	4,100	42,885
	Sinolink Securities Co. Ltd., Class A	Capital Markets	20,500	23,587
	Sinoma International Engineering Co., Class A	Construction & Engineering	12,300	16,217
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	8,200	16,816
63	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	4,100	$ 18,108
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	102,500	72,722
[b]	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	164,000	13,912
[b]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	32,800	14,852
[b]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	246,000	38,258
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	82,000	190,131
	Sinotrans Ltd., Class A	Air Freight & Logistics	20,500	14,699
	Sinotrans Ltd., Class H	Air Freight & Logistics	123,000	59,284
	Sinotruk Hong Kong Ltd.	Machinery	41,000	111,191
	Skshu Paint Co. Ltd., Class A	Chemicals	4,100	29,010
[a]	Smoore International Holdings Ltd.	Tobacco	123,000	209,629
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	12,300	15,591
	SooChow Securities Co. Ltd., Class A	Capital Markets	24,600	26,408
	Southwest Securities Co. Ltd., Class A	Capital Markets	36,900	22,041
	SPIC Industry-Finance Holdings Co. Ltd., Class A	Capital Markets	28,700	26,781
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	4,100	29,326
	STO Express Co. Ltd., Class A	Air Freight & Logistics	8,200	13,328
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	123,000	30,354
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	9,840	94,000
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	41,000	375,995
	Sunresin New Materials Co. Ltd., Class A	Chemicals	4,100	25,946
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	8,200	25,009
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	29,232
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	36,949
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	2,700	31,445
	Taiji Computer Corp. Ltd., Class A	IT Services	4,100	14,017
[b,c]	TAL Education Group, ADR	Diversified Consumer Services	26,896	355,296
[b]	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	16,400	11,218
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	28,700	18,525
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	12,300	9,294
	Tasly Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	8,200	17,053
	TBEA Co. Ltd., Class A	Electrical Equipment	24,600	40,696
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	90,200	55,243
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,500	25,082
[c]	Tencent Holdings Ltd.	Interactive Media & Services	395,150	25,241,899
[c]	Tencent Music Entertainment Group, ADR	Entertainment	47,396	682,976
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	20,500	18,085
[b]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	41,000	23,813
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	16,400	8,080
[b]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,400	18,486
	Tianqi Lithium Corp., Class A	Chemicals	8,200	34,218
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	12,300	15,032
	TianShan Material Co. Ltd., Class A	Construction Materials	20,500	15,659
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,500	29,907
	Tingyi Cayman Islands Holding Corp.	Food Products	115,000	193,039
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	8,200	8,227
[c,d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	75,600	203,568
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	30,212
franklintempleton.com	Annual Report	64

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Tongkun Group Co. Ltd., Class A	Chemicals	12,300	$ 19,840
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	57,400	27,097
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,500	53,973
	Topchoice Medical Corp., Class A	Health Care Providers & Services	4,180	26,043
[a]	Topsports International Holdings Ltd.	Specialty Retail	164,000	72,090
	Towngas Smart Energy Co. Ltd.	Gas Utilities	82,000	37,204
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	55,000	81,719
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	11,357	26,306
[c]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	40,129	2,548,970
	Tsingtao Brewery Co. Ltd., Class A	Beverages	4,100	43,032
	Tsingtao Brewery Co. Ltd., Class H	Beverages	37,852	272,446
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	37,096
	Uni-President China Holdings Ltd.	Food Products	82,000	94,328
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	30,945
[b]	United Nova Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,500	13,712
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	9,841
	Valiant Co. Ltd., Class A	Chemicals	4,100	6,292
[b]	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	35,013
	Victory Giant Technology Huizhou Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,100	45,712
[b,c]	Vipshop Holdings Ltd., ADR	Broadline Retail	20,910	327,869
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	8,200	12,595
[b]	Wanda Film Holding Co. Ltd., Class A	Entertainment	12,300	19,180
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	12,300	20,365
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	16,400	151,701
	Want Want China Holdings Ltd.	Food Products	287,000	180,751
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	20,500	19,778
[c]	Weibo Corp., Class A	Interactive Media & Services	4,920	47,206
	Weichai Power Co. Ltd., Class A	Machinery	32,800	74,079
	Weichai Power Co. Ltd., Class H	Machinery	123,000	258,954
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	4,100	12,036
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	12,300	22,022
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	28,700	65,846
	Western Mining Co. Ltd., Class A	Metals & Mining	12,300	28,795
	Western Securities Co. Ltd., Class A	Capital Markets	24,600	26,408
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,099	19,769
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	5,600	102,290
	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	36,768
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	12,300	18,283
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	106,600	21,127
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	8,200	29,896
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	32,800	22,752
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	28,700	31,402
	Wuliangye Yibin Co. Ltd., Class A	Beverages	18,100	327,204
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	37,017
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	12,300	113,962
[a]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	20,500	182,332
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	219,275	762,360
[b]	WuXi XDC Cayman, Inc.	Life Sciences Tools & Services	20,500	116,988
65	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	53,300	$ 63,233
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	16,400	23,406
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	12,300	10,800
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	8,200	21,804
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	16,000	16,692
[a,b,c]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	1,098,800	6,948,442
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	20,500	9,762
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	328,000	126,473
[b,c]	XPeng, Inc., Class A	Automobiles	82,000	830,508
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	82,000	53,435
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	8,200	27,424
[a]	Yadea Group Holdings Ltd.	Automobiles	82,000	159,146
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	4,100	10,721
[b,e]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[a]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	17,262
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,100	26,188
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	164,000	289,175
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	24,600	45,097
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	199,150	206,565
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	16,400	16,083
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,100	12,741
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	8,200	40,922
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	8,200	46,079
	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	13,125
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,100	14,056
	Yihai International Holding Ltd.	Food Products	29,700	51,610
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	8,200	35,504
	Yili Chuanning Biotechnology Co. Ltd., Class A	Biotechnology	12,300	21,414
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	8,200	14,288
[b]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	41,000	27,029
[b]	Yonyou Network Technology Co. Ltd., Class A	Software	16,400	33,992
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	24,600	27,322
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	16,400	28,665
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	8,200	11,365
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	82,000	55,754
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	23,800	1,238,898
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	16,400	39,138
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	8,200	64,102
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	4,100	24,383
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	12,300	21,888
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	4,100	17,374
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	8,200	17,211
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	8,200	25,799
	Yutong Bus Co. Ltd., Class A	Machinery	12,300	44,877
[b]	Zai Lab Ltd.	Biotechnology	69,700	255,318
	Zangge Mining Co. Ltd., Class A	Chemicals	8,200	40,448
[b,f]	ZEEKR Intelligent Technology Holding Ltd., ADR	Automobiles	1,435	34,569
franklintempleton.com	Annual Report	66

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,800	$ 77,939
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	102,500	203,938
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	32,800	15,123
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	28,700	60,158
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	8,200	26,578
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,200	25,844
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,400	38,416
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	82,000	66,820
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	8,200	10,575
[b]	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	5,665
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	12,300	13,001
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	17,606
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	8,200	38,450
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,200	36,091
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,100	7,810
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	12,300	41,830
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	45,100	291,284
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	16,400	21,239
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	4,100	7,573
	Zhejiang NHU Co. Ltd., Class A	Chemicals	12,300	37,886
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	12,300	48,805
	Zhejiang Supor Co. Ltd., Class A	Household Durables	4,100	32,943
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	12,300	29,896
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	4,100	12,025
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	8,200	13,509
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,100	12,008
[b]	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	4,100	5,790
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	41,000	32,164
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	8,200	17,888
	Zheshang Securities Co. Ltd., Class A	Capital Markets	20,500	32,079
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	49,200	77,275
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	4,100	55,661
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	24,600	47,636
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	8,200	10,010
	Zhongsheng Group Holdings Ltd.	Specialty Retail	41,000	72,090
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	12,300	10,868
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	12,300	9,023
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,382	15,497
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	32,800	135,748
67	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	12,300	$ 9,666
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	94,300	235,169
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	384,000	872,604
[a]	ZJLD Group, Inc.	Beverages	32,800	29,300
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	36,900	38,190
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	98,400	72,343
	ZTE Corp., Class A	Communications Equipment	20,500	96,548
	ZTE Corp., Class H	Communications Equipment	49,200	150,819
[c]	ZTO Express Cayman, Inc.	Air Freight & Logistics	26,650	525,786
				168,948,563
	Hong Kong 2.8%
[b]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	410,000	248,204
[b]	Alibaba Pictures Group Ltd., Class A	Entertainment	820,000	55,859
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	246,000	70,825
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	246,000	126,157
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	246,000	108,767
	China Everbright Ltd., Class A	Capital Markets	82,000	45,741
	China Gas Holdings Ltd., Class A	Gas Utilities	188,600	171,867
	China Mengniu Dairy Co. Ltd., Class B	Food Products	194,000	478,748
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	287,000	108,082
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	101,465	366,460
	China Resources Gas Group Ltd., Class A	Gas Utilities	57,400	171,160
	China Resources Land Ltd., Class H	Real Estate Management & Development	184,500	611,814
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	110,000	142,231
[b]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	164,000	41,104
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	82,000	49,325
	Far East Horizon Ltd.	Financial Services	123,000	100,704
	Geely Automobile Holdings Ltd.	Automobiles	369,000	789,193
	Guangdong Investment Ltd.	Water Utilities	164,000	120,571
[b]	J&T Global Express Ltd.	Air Freight & Logistics	442,800	322,127
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	61,500	70,825
	Kunlun Energy Co. Ltd.	Gas Utilities	246,000	239,983
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	41,000	61,445
	Shougang Fushan Resources Group Ltd.	Metals & Mining	164,000	53,330
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	656,000	316,183
				4,870,705
	Singapore 0.1%
	Yangzijiang Financial Holding Ltd.	Capital Markets	151,700	89,727
	Total Common Stocks (Cost $167,232,566)			173,908,995
	Total Investments before Short-Term Investments (Cost $167,232,566)			173,908,995
franklintempleton.com	Annual Report	68

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
[g,h]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	29,700	$ 29,700
	Money Market Funds 0.0%†
	United States 0.0%†
[g,h]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	22,311	22,311
	Total Short-Term Investments (Cost $52,011)			52,011
	Total Investments (Cost $167,284,577) 100.0%			173,961,006
	Other Assets, less Liabilities 0.0%†			16,822
	Net Assets 100.0%			$ 173,977,828
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $25,049,294, representing 14.4% of net assets.
[b]Non-income producing.
[c]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At March 31, 2025, the value of these securities was $85,110,832, representing 48.9% of net assets.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $236,556, representing 0.1% of net assets.
[e]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[f]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[g]The rate shown is the annualized seven-day effective yield at period end.
[h]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 209
69	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Europe ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$29.69	$26.56	$27.18	$27.28	$19.03
Income from investment operations[a]:
Net investment income[b]	0.84	0.81	1.11	0.85	0.60
Net realized and unrealized gains (losses)	1.25	3.05	(0.89)	0.11	8.14
Total from investment operations	2.09	3.86	0.22	0.96	8.74
Less distributions from net investment income	(1.09)	(0.73)	(0.84)	(1.06)	(0.49)
Net asset value, end of year	$30.69	$29.69	$26.56	$27.18	$27.28
Total return[c]	7.31%	14.77%	1.31%	3.30%	46.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%[d]	0.12%[e]	0.24%[e]	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d,f]	0.12%[e]	0.24%[e]	0.09%[f]	0.09%[f]
Net investment income	2.83%	2.99%	4.50%	2.96%	2.53%
Supplemental data
Net assets, end of year (000’s)	$85,934	$71,255	$111,558	$184,857	$229,126
Portfolio turnover rate[g]	6.56%[h]	4.11%[h]	5.22%[h]	5.47%[h]	5.00%[h]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025.
[e]Expense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024 and March 31, 2023.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	6.56%	4.11%	5.22%	5.47%	4.92%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	70

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Europe ETF
		Industry	Shares	Value
	Common Stocks 98.5%
	Australia 0.9%
[a]	Glencore PLC	Metals & Mining	88,984	$ 321,942
	Rio Tinto PLC	Metals & Mining	7,840	464,130
				786,072
	Austria 0.4%
	ANDRITZ AG	Machinery	504	28,147
	Erste Group Bank AG	Banks	2,254	155,144
	Mondi PLC	Paper & Forest Products	3,262	48,315
	OMV AG	Oil, Gas & Consumable Fuels	1,036	53,157
	Raiffeisen Bank International AG	Banks	952	24,392
	Telekom Austria AG	Diversified Telecommunication Services	658	6,141
	Verbund AG	Electric Utilities	490	34,642
				349,938
	Belgium 1.3%
	Ackermans & van Haaren NV	Construction & Engineering	154	33,237
	Ageas SA	Insurance	1,204	71,986
	Anheuser-Busch InBev SA	Beverages	7,182	441,586
	D’ieteren Group	Distributors	154	26,433
	Elia Group SA	Electric Utilities	289	25,021
	Groupe Bruxelles Lambert NV	Financial Services	616	45,780
	KBC Group NV	Banks	1,708	154,979
	Lotus Bakeries NV	Food Products	3	26,605
	Sofina SA	Financial Services	126	32,121
	Syensqo SA	Chemicals	504	34,173
	UCB SA	Pharmaceuticals	882	155,058
	Warehouses De Pauw CVA	Industrial REITs	1,288	30,497
				1,077,476
	Bermuda 0.1%
	Hiscox Ltd.	Insurance	2,352	35,701
	Chile 0.1%
	Antofagasta PLC	Metals & Mining	2,548	54,874
	Denmark 3.4%
	AP Moller - Maersk AS, Class A	Marine Transportation	20	34,199
	AP Moller - Maersk AS, Class B	Marine Transportation	31	53,793
	Carlsberg AS, Class B	Beverages	672	85,310
	Coloplast AS, Class B	Health Care Equipment & Supplies	910	95,286
	Danske Bank AS	Banks	4,760	155,136
[a]	Demant AS	Health Care Equipment & Supplies	686	22,964
	DSV AS	Air Freight & Logistics	1,414	272,801
[a]	Genmab AS	Biotechnology	462	89,635
	H Lundbeck AS	Pharmaceuticals	2,072	10,410
	H Lundbeck AS, Class A	Pharmaceuticals	364	1,518
	Novo Nordisk AS, Class B	Pharmaceuticals	23,450	1,595,090
	Novonesis (Novozymes) B, Class B	Chemicals	2,534	147,123
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	1,218	53,152
	Pandora AS	Textiles, Apparel & Luxury Goods	574	87,595
	Rockwool AS, Class B	Building Products	70	28,783
	Tryg AS	Insurance	2,450	58,211
[a]	Vestas Wind Systems AS	Electrical Equipment	7,350	101,012
[a]	Zealand Pharma AS	Biotechnology	490	36,679
				2,928,697
	Finland 1.5%
	Elisa OYJ	Diversified Telecommunication Services	1,050	51,130
	Fortum OYJ	Electric Utilities	3,150	51,414
71	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	2,002	$ 40,797
	Kone OYJ, Class B	Machinery	2,394	131,472
	Metso OYJ	Machinery	4,634	47,564
	Neste OYJ	Oil, Gas & Consumable Fuels	2,996	27,619
	Nokia OYJ	Communications Equipment	37,254	194,770
	Nordea Bank Abp	Banks	24,346	309,534
	Orion OYJ, Class B	Pharmaceuticals	784	46,460
	Sampo OYJ, Class A	Insurance	17,780	169,973
	Stora Enso OYJ, Class R	Paper & Forest Products	4,270	40,193
	UPM-Kymmene OYJ	Paper & Forest Products	3,738	99,733
	Valmet OYJ	Machinery	1,204	32,449
	Wartsila OYJ Abp	Machinery	3,556	62,976
				1,306,084
	France 16.0%
	Accor SA	Hotels, Restaurants & Leisure	1,652	74,752
	Aeroports de Paris SA	Transportation Infrastructure	238	24,153
	Air Liquide SA	Chemicals	4,144	783,988
	Airbus SE	Aerospace & Defense	4,298	755,739
[a]	Alstom SA	Machinery	2,534	55,785
[b]	Amundi SA	Capital Markets	420	32,665
	Arkema SA	Chemicals	420	31,939
	AXA SA	Insurance	12,460	530,296
[b]	Ayvens SA	Ground Transportation	966	8,426
	BioMerieux	Health Care Equipment & Supplies	294	36,268
	BNP Paribas SA	Banks	7,336	609,462
	Bollore SE	Entertainment	5,040	29,399
	Bouygues SA	Construction & Engineering	1,330	52,309
	Bureau Veritas SA	Professional Services	2,212	66,760
[a]	Canal & SA	Media	4,816	11,438
	Capgemini SE	IT Services	1,176	175,367
	Carrefour SA	Consumer Staples Distribution & Retail	3,682	52,580
	Cie de Saint-Gobain SA	Building Products	3,360	332,823
	Cie Generale des Etablissements Michelin SCA	Automobile Components	5,054	176,937
	Covivio SA	Diversified REITs	406	22,717
	Credit Agricole SA	Banks	7,364	133,438
	Danone SA	Food Products	4,578	350,315
	Dassault Aviation SA	Aerospace & Defense	140	46,125
	Dassault Systemes SE	Software	4,900	184,937
	Edenred SE	Financial Services	1,764	57,050
	Eiffage SA	Construction & Engineering	546	63,255
	Engie SA	Multi-Utilities	12,824	249,830
	EssilorLuxottica SA	Health Care Equipment & Supplies	2,254	646,189
	Eurazeo SE	Financial Services	350	25,747
[b]	FDJ UNITED	Hotels, Restaurants & Leisure	728	22,852
	Gecina SA	Office REITs	378	35,462
	Getlink SE	Transportation Infrastructure	2,562	44,141
	Hermes International SCA	Textiles, Apparel & Luxury Goods	248	645,882
	Ipsen SA	Pharmaceuticals	252	28,963
	Kering SA	Textiles, Apparel & Luxury Goods	532	109,715
	Klepierre SA	Retail REITs	1,484	49,565
	Legrand SA	Electrical Equipment	1,848	194,112
	L’Oreal SA	Personal Care Products	1,694	627,367
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,806	1,115,296
[b]	Neoen SA	Independent Power Producers & Energy Traders	468	19,716
	Orange SA	Diversified Telecommunication Services	14,056	182,124
	Pernod Ricard SA	Beverages	1,414	139,391
	Publicis Groupe SA	Media	1,666	156,099
franklintempleton.com	Annual Report	72

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Renault SA	Automobiles	1,386	$ 69,693
	Rexel SA	Trading Companies & Distributors	1,596	42,721
	Safran SA	Aerospace & Defense	2,506	655,090
	Sanofi SA	Pharmaceuticals	8,064	887,798
	Sartorius Stedim Biotech	Life Sciences Tools & Services	182	35,849
	Schneider Electric SE	Electrical Equipment	3,906	889,210
	SCOR SE	Insurance	1,232	35,426
	SEB SA	Household Durables	182	17,074
	Societe Generale SA	Banks	5,264	235,351
	Sodexo SA	Hotels, Restaurants & Leisure	602	38,627
	Teleperformance SE	Professional Services	406	40,558
	Thales SA	Aerospace & Defense	644	170,851
	TotalEnergies SE	Oil, Gas & Consumable Fuels	14,168	913,053
[a]	Unibail-Rodamco-Westfield	Retail REITs	770	64,794
	Veolia Environnement SA	Multi-Utilities	4,662	159,890
	Vinci SA	Construction & Engineering	3,570	448,490
	Vivendi SE	Entertainment	4,816	14,343
	Wendel SE	Financial Services	196	18,843
				13,729,035
	Germany 14.3%
	adidas AG	Textiles, Apparel & Luxury Goods	1,260	294,940
	Allianz SE	Insurance	2,828	1,075,598
	BASF SE	Chemicals	6,510	322,738
	Bayer AG	Pharmaceuticals	7,210	171,887
	Bayerische Motoren Werke AG	Automobiles	2,128	169,366
	Bechtle AG	IT Services	602	22,240
	Beiersdorf AG	Personal Care Products	714	92,089
	Brenntag SE	Trading Companies & Distributors	896	57,684
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	266	17,412
	Commerzbank AG	Banks	6,594	149,366
	Continental AG	Automobile Components	784	54,674
[a]	Covestro AG	Chemicals	1,260	80,847
	CTS Eventim AG & Co. KGaA	Entertainment	434	43,224
	Daimler Truck Holding AG	Machinery	3,724	149,321
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	1,526	36,215
	Deutsche Bank AG	Capital Markets	13,790	325,030
	Deutsche Boerse AG	Capital Markets	1,358	399,147
	Deutsche Lufthansa AG	Passenger Airlines	4,326	31,290
	Deutsche Post AG	Air Freight & Logistics	7,126	303,898
	Deutsche Telekom AG	Diversified Telecommunication Services	24,108	891,139
	Deutsche Wohnen SE	Real Estate Management & Development	392	8,511
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	224	12,183
	E.ON SE	Multi-Utilities	16,268	245,315
	Evonik Industries AG	Chemicals	1,848	39,794
	Fielmann Group AG	Specialty Retail	168	7,595
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	252	15,747
	Fresenius Medical Care AG	Health Care Providers & Services	1,568	77,303
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	3,024	128,603
	FUCHS SE	Chemicals	238	8,625
	GEA Group AG	Machinery	1,106	66,784
	Hannover Rueck SE	Insurance	434	128,781
	Heidelberg Materials AG	Construction Materials	952	162,017
	Henkel AG & Co. KGaA	Household Products	714	51,328
	HOCHTIEF AG	Construction & Engineering	140	23,743
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	9,506	312,108
	KION Group AG	Machinery	518	21,431
	Knorr-Bremse AG	Machinery	490	44,223
73	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	LEG Immobilien SE	Real Estate Management & Development	546	$ 38,608
	Mercedes-Benz Group AG	Automobiles	5,670	331,900
	Merck KGaA	Pharmaceuticals	952	130,189
	MTU Aero Engines AG	Aerospace & Defense	392	135,627
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	966	607,719
	Nemetschek SE	Software	392	45,223
	Puma SE	Textiles, Apparel & Luxury Goods	756	18,284
	Rational AG	Machinery	35	28,922
	Rheinmetall AG	Aerospace & Defense	322	458,781
	RWE AG	Independent Power Producers & Energy Traders	5,404	192,751
	SAP SE	Software	8,036	2,121,512
	Sartorius AG	Life Sciences Tools & Services	14	2,565
[b]	Scout24 SE	Interactive Media & Services	532	55,398
	Siemens AG	Industrial Conglomerates	5,432	1,243,355
[a]	Siemens Energy AG	Electrical Equipment	4,914	285,788
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	2,240	120,039
	Symrise AG	Chemicals	952	98,413
	Talanx AG	Insurance	448	46,796
	Traton SE	Machinery	462	15,521
	Volkswagen AG	Automobiles	210	21,731
	Vonovia SE	Real Estate Management & Development	5,166	139,285
	Wacker Chemie AG	Chemicals	140	11,460
[a,b]	Zalando SE	Specialty Retail	1,582	54,274
				12,246,337
	Ireland 0.9%
	AIB Group PLC	Banks	14,938	96,009
	Bank of Ireland Group PLC	Banks	7,350	86,104
	DCC PLC	Industrial Conglomerates	714	47,416
	Experian PLC	Professional Services	6,720	309,483
	Glanbia PLC	Food Products	1,358	14,919
	Kerry Group PLC, Class A	Food Products	1,218	127,358
	Kingspan Group PLC	Building Products	1,120	89,708
				770,997
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	4,410	32,890
	Italy 4.8%
	A2A SpA	Multi-Utilities	11,564	27,793
	Amplifon SpA	Health Care Providers & Services	938	18,922
	Banca Mediolanum SpA	Financial Services	1,568	25,186
	Banca Monte dei Paschi di Siena SpA	Banks	7,728	60,956
	Banco BPM SpA	Banks	11,046	111,515
	BPER Banca SpA	Banks	7,812	60,842
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	252	28,745
	Buzzi SpA	Construction Materials	602	28,755
	Davide Campari-Milano NV	Beverages	3,486	20,387
	DiaSorin SpA	Health Care Equipment & Supplies	154	15,221
	Enel SpA	Electric Utilities	56,840	460,305
	Eni SpA	Oil, Gas & Consumable Fuels	15,484	239,146
	Ferrari NV	Automobiles	910	385,526
	FinecoBank Banca Fineco SpA	Banks	4,480	88,051
	Generali	Insurance	9,016	315,352
	Hera SpA	Multi-Utilities	6,454	27,886
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,520	26,649
	Interpump Group SpA	Machinery	574	20,350
franklintempleton.com	Annual Report	74

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Italy (continued)
	Intesa Sanpaolo SpA	Banks	115,052	$ 588,338
	Italgas SpA	Gas Utilities	3,542	25,386
	Leonardo SpA	Aerospace & Defense	2,940	142,371
	Mediobanca Banca di Credito Finanziario SpA	Banks	3,976	74,151
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,666	101,858
[a,b]	Nexi SpA	Financial Services	5,558	29,490
[b]	Pirelli & C SpA	Automobile Components	2,604	15,397
[b]	Poste Italiane SpA	Insurance	3,318	58,887
	Prysmian SpA	Electrical Equipment	2,128	115,761
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	798	45,083
	Reply SpA	IT Services	168	27,366
	Snam SpA	Gas Utilities	16,646	86,219
[a]	Telecom Italia SpA	Diversified Telecommunication Services	74,956	25,165
[a]	Telecom Italia SpA	Diversified Telecommunication Services	32,774	12,724
	Terna - Rete Elettrica Nazionale	Electric Utilities	10,304	93,095
	UniCredit SpA	Banks	11,480	639,008
	Unipol Assicurazioni SpA	Insurance	2,716	43,186
				4,085,072
	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	3,528	100,876
[a,b]	CVC Capital Partners PLC	Capital Markets	1,512	29,766
	Eurofins Scientific SE	Life Sciences Tools & Services	938	49,871
	RTL Group SA	Media	266	10,028
				190,541
	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	1,330	16,068
	Netherlands 8.4%
	Aalberts NV	Machinery	700	23,591
[b]	ABN AMRO Bank NV	Banks	3,598	75,244
[a,b]	Adyen NV	Financial Services	216	328,053
	Aegon Ltd.	Insurance	9,688	63,313
	Akzo Nobel NV	Chemicals	1,260	77,144
[a]	Argenx SE	Biotechnology	416	242,926
[a]	Argenx SE	Biotechnology	32	18,687
	ASM International NV	Semiconductors & Semiconductor Equipment	336	150,768
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,842	1,860,378
	ASR Nederland NV	Insurance	1,078	61,693
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	574	59,040
[b]	CTP NV	Real Estate Management & Development	882	15,777
[b]	Euronext NV	Capital Markets	574	82,899
	EXOR NV	Financial Services	672	60,648
	Ferrovial SE	Construction & Engineering	3,486	155,066
[a]	Havas NV	Media	344	489
[a]	Havas NV	Media	4,472	6,352
	Heineken Holding NV	Beverages	952	68,797
	Heineken NV	Beverages	2,016	164,154
	IMCD NV	Trading Companies & Distributors	434	57,499
	ING Groep NV	Banks	21,490	417,611
	JDE Peet’s NV	Food Products	1,120	24,463
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	6,566	245,120
	Koninklijke KPN NV	Diversified Telecommunication Services	27,762	117,465
	Koninklijke Philips NV	Health Care Equipment & Supplies	5,838	147,376
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	448	19,406
	NN Group NV	Insurance	1,988	110,121
	Prosus NV	Broadline Retail	9,268	426,231
75	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	Randstad NV	Professional Services	756	$ 31,195
	Shell PLC	Oil, Gas & Consumable Fuels	44,590	1,625,917
	Universal Music Group NV	Entertainment	5,866	161,136
	Wolters Kluwer NV	Professional Services	1,736	269,189
				7,167,748
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	7,350	15,710
	Norway 1.0%
	Aker ASA, Class A	Industrial Conglomerates	168	9,919
	Aker BP ASA	Oil, Gas & Consumable Fuels	2,226	52,720
	DNB Bank ASA	Banks	7,210	188,555
	Equinor ASA	Oil, Gas & Consumable Fuels	5,992	158,493
	Gjensidige Forsikring ASA	Insurance	1,246	28,599
	Kongsberg Gruppen ASA	Aerospace & Defense	546	79,558
	Mowi ASA	Food Products	3,248	59,998
	Norsk Hydro ASA	Metals & Mining	9,352	53,548
	Orkla ASA	Food Products	4,914	53,783
	Salmar ASA	Food Products	476	22,773
	Schibsted ASA, Class A	Media	518	13,955
	Schibsted ASA, Class B	Media	714	18,476
	Telenor ASA	Diversified Telecommunication Services	4,550	65,002
	Var Energi ASA	Oil, Gas & Consumable Fuels	6,412	20,640
	Yara International ASA	Chemicals	1,176	35,264
				861,283
	Poland 0.6%
[a,b]	Allegro.eu SA	Broadline Retail	4,018	32,389
	Bank Polska Kasa Opieki SA	Banks	1,288	58,388
[a,b]	Dino Polska SA	Consumer Staples Distribution & Retail	350	40,740
[a]	InPost SA	Air Freight & Logistics	1,722	25,111
	KGHM Polska Miedz SA	Metals & Mining	994	32,155
	LPP SA	Textiles, Apparel & Luxury Goods	9	40,869
[a]	mBank SA	Banks	98	20,500
	ORLEN SA	Oil, Gas & Consumable Fuels	4,186	73,465
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	6,230	120,809
	Powszechny Zaklad Ubezpieczen SA	Insurance	4,102	59,235
	Santander Bank Polska SA	Banks	280	40,029
				543,690
	Portugal 0.2%
	Banco Comercial Portugues SA, Class R	Banks	56,112	33,773
	EDP SA	Electric Utilities	22,008	73,982
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	3,108	54,488
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	2,030	42,979
				205,222
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	10,404	—
	Spain 4.5%
	Acciona SA	Electric Utilities	168	21,922
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,428	81,368
[b]	Aena SME SA	Transportation Infrastructure	518	121,197
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	3,192	243,084
	Banco Bilbao Vizcaya Argentaria SA	Banks	42,098	570,475
franklintempleton.com	Annual Report	76

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Banco de Sabadell SA	Banks	36,414	$ 101,522
	Banco Santander SA	Banks	109,676	734,053
	Bankinter SA	Banks	4,788	52,987
	CaixaBank SA	Banks	28,350	219,694
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	4,312	152,917
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	406	7,434
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	2,142	17,839
	Endesa SA	Electric Utilities	2,296	60,764
[a]	Grifols SA	Biotechnology	1,904	16,861
	Iberdrola SA	Electric Utilities	44,324	715,310
	Industria de Diseno Textil SA	Specialty Retail	7,686	380,666
	Mapfre SA	Insurance	7,126	21,876
	Merlin Properties Socimi SA	Diversified REITs	2,730	29,062
	Naturgy Energy Group SA	Gas Utilities	952	26,449
	Redeia Corp. SA	Electric Utilities	3,178	63,714
	Repsol SA	Oil, Gas & Consumable Fuels	8,204	109,002
	Telefonica SA	Diversified Telecommunication Services	31,024	145,912
				3,894,108
	Sweden 5.0%
	AAK AB	Food Products	1,260	35,122
	AddTech AB, Class B	Trading Companies & Distributors	1,638	47,745
	Alfa Laval AB	Machinery	1,974	84,285
	Assa Abloy AB, Class B	Building Products	7,126	212,749
	Atlas Copco AB, Class A	Machinery	18,536	294,137
	Atlas Copco AB, Class B	Machinery	11,046	154,335
	Axfood AB	Consumer Staples Distribution & Retail	784	17,623
	Beijer Ref AB	Trading Companies & Distributors	2,996	41,935
	Boliden AB	Metals & Mining	2,030	66,144
[a]	Castellum AB	Real Estate Management & Development	3,080	33,973
	Epiroc AB, Class A	Machinery	4,564	91,370
	Epiroc AB, Class B	Machinery	2,786	48,813
	EQT AB	Capital Markets	5,334	161,532
	Essity AB, Class B	Household Products	4,382	124,501
[b]	Evolution AB	Hotels, Restaurants & Leisure	1,134	84,217
[a]	Fastighets AB Balder, Class B	Real Estate Management & Development	4,886	30,595
	Getinge AB, Class B	Health Care Equipment & Supplies	1,610	34,588
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	3,836	50,351
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	15,428	163,801
	Holmen AB, Class B	Paper & Forest Products	630	24,911
	Industrivarden AB, Class A	Financial Services	826	30,244
	Industrivarden AB, Class C	Financial Services	1,190	43,524
	Indutrade AB	Machinery	1,932	53,276
	Investment AB Latour, Class B	Industrial Conglomerates	1,036	28,084
	Investor AB, Class A	Financial Services	3,528	104,697
	Investor AB, Class B	Financial Services	12,852	381,718
	L E Lundbergforetagen AB, Class B	Financial Services	532	26,586
	Lifco AB, Class B	Industrial Conglomerates	1,652	58,350
	Nibe Industrier AB, Class B	Building Products	12,432	46,943
	Saab AB, Class B	Aerospace & Defense	2,366	92,719
	Sagax AB, Class B	Real Estate Management & Development	1,554	32,580
	Sagax AB, Class D	Real Estate Management & Development	840	2,701
	Sandvik AB	Machinery	7,574	158,340
	Securitas AB, Class B	Commercial Services & Supplies	3,640	51,438
[a]	Skandinaviska Enskilda Banken AB, Class A	Banks	11,032	180,662
[a]	Skandinaviska Enskilda Banken AB, Class C	Banks	112	1,880
[a]	Skanska AB, Class B	Construction & Engineering	2,464	54,185
[a]	SKF AB, Class B	Machinery	2,478	49,880
77	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	SSAB AB, Class A	Metals & Mining	1,568	$ 9,678
	SSAB AB, Class B	Metals & Mining	4,368	26,482
[a]	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	4,382	57,692
	Svenska Handelsbanken AB, Class A	Banks	10,164	114,489
	Svenska Handelsbanken AB, Class B	Banks	266	4,239
	Sweco AB, Class B	Construction & Engineering	1,456	26,061
	Swedbank AB, Class A	Banks	6,314	143,250
[a]	Swedish Orphan Biovitrum AB	Biotechnology	1,358	38,854
	Tele2 AB, Class B	Wireless Telecommunication Services	3,906	52,708
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	20,286	156,874
	Telia Co. AB	Diversified Telecommunication Services	16,786	60,643
	Trelleborg AB, Class B	Machinery	1,484	54,927
[a]	Volvo AB, Class A	Machinery	1,400	40,752
[a]	Volvo AB, Class B	Machinery	11,480	335,082
[a]	Volvo Car AB, Class B	Automobiles	4,578	8,746
				4,331,011
	Switzerland 14.4%
	ABB Ltd.	Electrical Equipment	11,634	594,619
	Adecco Group AG	Professional Services	1,162	34,699
	Alcon AG	Health Care Equipment & Supplies	3,626	341,063
	Avolta AG	Specialty Retail	602	26,155
	Bachem Holding AG, Class B	Life Sciences Tools & Services	224	13,115
	Baloise Holding AG	Insurance	336	70,333
	Banque Cantonale Vaudoise	Banks	210	22,881
	Barry Callebaut AG	Food Products	27	35,766
	Belimo Holding AG	Building Products	70	42,803
	BKW AG	Electric Utilities	140	24,463
	Chocoladefabriken Lindt & Spruengli AG	Food Products	14	188,935
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	3,892	672,824
	Clariant AG	Chemicals	1,610	17,333
	Coca-Cola HBC AG	Beverages	1,498	67,751
	DKSH Holding AG	Trading Companies & Distributors	266	20,204
	DSM-Firmenich AG	Chemicals	1,260	124,346
	Emmi AG	Food Products	14	12,817
	EMS-Chemie Holding AG	Chemicals	56	37,977
	Flughafen Zurich AG	Transportation Infrastructure	140	33,103
[a]	Galderma Group AG	Pharmaceuticals	728	76,992
	Geberit AG	Building Products	252	156,654
	Georg Fischer AG	Machinery	602	43,683
	Givaudan SA	Chemicals	58	248,979
	Helvetia Holding AG	Insurance	252	52,038
	Julius Baer Group Ltd.	Capital Markets	1,484	101,813
	Kuehne & Nagel International AG	Marine Transportation	364	83,723
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,092	91,236
	Lonza Group AG	Life Sciences Tools & Services	518	317,445
	Nestle SA	Food Products	18,858	1,904,237
	Novartis AG	Pharmaceuticals	14,462	1,599,279
	Partners Group Holding AG	Capital Markets	164	230,962
	PSP Swiss Property AG	Real Estate Management & Development	336	52,484
	Roche Holding AG	Pharmaceuticals	5,068	1,664,034
	Roche Holding AG	Pharmaceuticals	210	72,726
	Sandoz Group AG	Pharmaceuticals	3,220	134,805
	Schindler Holding AG, PC	Machinery	294	91,648
	Schindler Holding AG	Machinery	154	46,474
	SGS SA	Professional Services	1,134	112,689
	SIG Group AG	Containers & Packaging	2,436	44,907
	Sika AG	Chemicals	1,106	266,515
franklintempleton.com	Annual Report	78

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Sonova Holding AG	Health Care Equipment & Supplies	364	$ 105,528
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,760	102,835
	Straumann Holding AG	Health Care Equipment & Supplies	784	93,885
	Swatch Group AG	Textiles, Apparel & Luxury Goods	210	36,007
	Swatch Group AG	Textiles, Apparel & Luxury Goods	378	12,967
	Swiss Life Holding AG	Insurance	210	190,596
	Swiss Prime Site AG	Real Estate Management & Development	560	68,738
	Swiss Re AG	Insurance	2,128	360,780
	Swisscom AG	Diversified Telecommunication Services	182	104,808
	Temenos AG	Software	448	34,483
	UBS Group AG	Capital Markets	23,520	714,306
[b]	VAT Group AG	Machinery	196	69,738
	Zurich Insurance Group AG	Insurance	1,064	739,599
				12,408,780
	United Kingdom 19.5%
	3i Group PLC	Capital Markets	6,804	317,567
	Admiral Group PLC	Insurance	2,128	78,281
	Anglo American PLC	Metals & Mining	9,114	252,336
	Ashtead Group PLC	Trading Companies & Distributors	3,206	171,568
	Associated British Foods PLC	Food Products	2,268	55,914
	AstraZeneca PLC	Pharmaceuticals	10,976	1,594,386
[b]	Auto Trader Group PLC	Interactive Media & Services	6,426	61,727
	Aviva PLC	Insurance	19,782	141,763
	B&M European Value Retail SA	Broadline Retail	6,636	22,304
	BAE Systems PLC	Aerospace & Defense	22,232	447,514
	Barclays PLC	Banks	106,064	394,004
	Barratt Redrow PLC	Household Durables	10,570	57,697
	Beazley PLC	Insurance	4,676	55,950
	Berkeley Group Holdings PLC	Household Durables	702	32,475
	BP PLC	Oil, Gas & Consumable Fuels	117,992	664,173
	British American Tobacco PLC	Tobacco	14,476	594,554
	British Land Co. PLC	Diversified REITs	7,182	34,244
	BT Group PLC	Diversified Telecommunication Services	46,256	99,021
	Bunzl PLC	Trading Companies & Distributors	2,422	92,723
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,576	25,662
	Centrica PLC	Multi-Utilities	37,156	71,627
	Coca-Cola Europacific Partners PLC	Beverages	1,498	130,321
	Compass Group PLC	Hotels, Restaurants & Leisure	12,460	410,593
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	12,096	40,156
	Croda International PLC	Chemicals	1,008	38,030
	Diageo PLC	Beverages	16,268	423,003
	Diploma PLC	Trading Companies & Distributors	966	47,954
	Endeavour Mining PLC	Metals & Mining	1,442	33,856
	GSK PLC	Pharmaceuticals	29,274	552,423
	Haleon PLC	Pharmaceuticals	65,044	328,518
	Halma PLC	Electronic Equipment, Instruments & Components	2,786	92,814
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,176	29,584
	Howden Joinery Group PLC	Trading Companies & Distributors	3,948	36,639
	HSBC Holdings PLC	Banks	130,886	1,476,377
	IMI PLC	Machinery	1,890	46,034
	Imperial Brands PLC	Tobacco	6,104	225,726
	Informa PLC	Media	9,744	96,768
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,162	123,768
	Intermediate Capital Group PLC	Capital Markets	1,918	48,374
	International Consolidated Airlines Group SA	Passenger Airlines	16,898	56,883
	Intertek Group PLC	Professional Services	1,190	76,876
	J Sainsbury PLC	Consumer Staples Distribution & Retail	14,182	43,054
79	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	JD Sports Fashion PLC	Specialty Retail	17,794	$ 15,595
	Kingfisher PLC	Specialty Retail	13,174	43,072
	Land Securities Group PLC	Diversified REITs	5,404	38,364
	Legal & General Group PLC	Insurance	43,260	135,574
	Lloyds Banking Group PLC	Banks	447,902	416,716
	London Stock Exchange Group PLC	Capital Markets	3,640	538,429
	M&G PLC	Financial Services	16,338	41,860
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	14,966	68,673
	Melrose Industries PLC	Aerospace & Defense	9,422	57,779
	National Grid PLC	Multi-Utilities	35,868	467,365
	NatWest Group PLC	Banks	54,278	316,528
	Next PLC	Broadline Retail	854	122,190
[a,c]	NMC Health PLC	Health Care Providers & Services	1,159	—
	Pearson PLC	Diversified Consumer Services	4,886	76,815
	Persimmon PLC	Household Durables	2,296	35,311
	Phoenix Group Holdings PLC	Insurance	5,124	37,798
	Prudential PLC	Insurance	19,390	206,779
	Reckitt Benckiser Group PLC	Household Products	5,054	341,177
	RELX PLC	Professional Services	13,720	685,873
	Rentokil Initial PLC	Commercial Services & Supplies	18,550	83,227
	Rightmove PLC	Interactive Media & Services	5,880	52,034
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	62,272	602,028
	RS Group PLC	Trading Companies & Distributors	3,430	24,859
	Sage Group PLC	Software	7,378	114,945
	Schroders PLC	Capital Markets	6,062	27,214
	Segro PLC	Industrial REITs	9,828	87,631
	Severn Trent PLC	Water Utilities	1,932	63,116
	Smith & Nephew PLC	Health Care Equipment & Supplies	6,398	89,602
	Smiths Group PLC	Industrial Conglomerates	2,506	62,461
	Spirax Group PLC	Machinery	546	43,554
	SSE PLC	Electric Utilities	8,008	164,761
	St. James’s Place PLC	Capital Markets	3,990	50,316
	Standard Chartered PLC	Banks	14,560	214,150
	Taylor Wimpey PLC	Household Durables	25,606	35,728
	Tesco PLC	Consumer Staples Distribution & Retail	49,476	212,211
	Unilever PLC	Personal Care Products	17,864	1,062,972
	UNITE Group PLC	Residential REITs	2,926	30,743
	United Utilities Group PLC	Water Utilities	4,956	64,513
	Vodafone Group PLC	Wireless Telecommunication Services	150,556	141,667
	Weir Group PLC	Machinery	1,918	57,435
	Whitbread PLC	Hotels, Restaurants & Leisure	1,274	40,272
[a]	Wise PLC, Class A	Financial Services	5,558	67,794
	WPP PLC	Media	7,854	58,920
				16,721,292
	United States 1.0%
	Holcim AG, Class B	Construction Materials	4,046	432,153
[a]	Qiagen NV	Life Sciences Tools & Services	1,540	61,009
	Smurfit WestRock PLC	Containers & Packaging	3,766	168,190
	Stellantis NV	Automobiles	15,260	169,157
	Tenaris SA	Energy Equipment & Services	2,744	53,531
				884,040
	Total Common Stocks (Cost $82,903,888)			84,642,666
franklintempleton.com	Annual Report	80

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Preferred Stocks 0.4%
	Germany 0.4%
[e]	Bayerische Motoren Werke AG, 8.737%, pfd.	Automobiles	420	$ 31,259
[e]	FUCHS SE, 2.505%, pfd.	Chemicals	462	22,118
[e]	Henkel AG & Co. KGaA, 2.518%, pfd.	Household Products	1,190	94,454
[e]	Sartorius AG, 0.346%, pfd.	Life Sciences Tools & Services	182	41,993
[e]	Volkswagen AG, 9.684%, pfd.	Automobiles	1,344	135,829
				325,653
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	1,806	12,651
	Total Preferred Stocks (Cost $481,927)			338,304
	Right 0.0%†
	Belgium 0.0%†
[a]	Elia Group SA	Electric Utilities	247	1,204
	Total Rights (Cost $0)			1,204
	Total Investments before Short-Term Investments (Cost $83,385,815)			84,982,174
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	46,800	46,800
	Total Short-Term Investments (Cost $46,800)			46,800
	Total Investments (Cost $83,432,615) 98.9%			85,028,974
	Other Assets, less Liabilities 1.1%			905,321
	Net Assets 100.0%			$ 85,934,295
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $1,695,873, representing 2.0% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(c) regarding investments in affiliated management investment companies.
81	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	12	$ 672,619	6/20/25	$ (28,070)
FTSE 100 Index	Long	2	221,803	6/20/25	(3,243)
Total Futures Contracts					$(31,313)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	82

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Eurozone ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$26.04	$23.60	$27.12	$25.72	$19.15
Income from investment operations[a]:
Net investment income[b]	0.73	0.56	0.86	0.76	0.59
Net realized and unrealized gains (losses)	1.10	2.67	0.65	1.51	6.45
Total from investment operations	1.83	3.23	1.51	2.27	7.04
Less distributions from:
Net investment income	(0.76)	(0.79)	(0.64)	(0.87)	(0.47)
Net realized gains	—	—	(4.39)	—	—
Total distributions	(0.76)	(0.79)	(5.03)	(0.87)	(0.47)
Net asset value, end of year	$27.11	$26.04	$23.60	$27.12	$25.72
Total return[c]	7.41%	13.90%	7.53%	8.75%	36.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%[d]	0.07%[e]	0.15%[e]	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[f]	0.07%[e,f]	0.15%[e,f]	0.09%[f]	0.09%[f]
Net investment income	2.84%	2.36%	3.44%	2.77%	2.58%
Supplemental data
Net assets, end of year (000’s)	$21,690	$20,828	$14,163	$21,695	$15,429
Portfolio turnover rate[g]	4.22%[h]	77.86%[h]	22.30%[h]	11.67%[h]	12.87%[h]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025.
[e]Expense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024 and March 31, 2023.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	4.22%	78.57%	22.37%	11.67%	12.87%
83	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Eurozone ETF
		Industry	Shares	Value
	Common Stocks 98.8%
	Austria 0.7%
	ANDRITZ AG	Machinery	248	$ 13,850
	Erste Group Bank AG	Banks	1,108	76,264
	OMV AG	Oil, Gas & Consumable Fuels	516	26,476
	Raiffeisen Bank International AG	Banks	464	11,889
	Telekom Austria AG	Diversified Telecommunication Services	324	3,024
	Verbund AG	Electric Utilities	232	16,402
				147,905
	Belgium 2.4%
	Ackermans & van Haaren NV	Construction & Engineering	80	17,266
	Ageas SA	Insurance	604	36,113
	Anheuser-Busch InBev SA	Beverages	3,540	217,657
	D’ieteren Group	Distributors	76	13,045
	Elia Group SA	Electric Utilities	136	11,775
	Groupe Bruxelles Lambert NV	Financial Services	300	22,295
	KBC Group NV	Banks	844	76,582
	Lotus Bakeries NV	Food Products	1	8,868
	Sofina SA	Financial Services	64	16,315
	Syensqo SA	Chemicals	256	17,358
	UCB SA	Pharmaceuticals	436	76,650
	Warehouses De Pauw CVA	Industrial REITs	624	14,775
				528,699
	Finland 3.0%
	Elisa OYJ	Diversified Telecommunication Services	516	25,127
	Fortum OYJ	Electric Utilities	1,576	25,723
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	972	19,807
	Kone OYJ, Class B	Machinery	1,176	64,583
	Metso OYJ	Machinery	2,320	23,813
	Neste OYJ	Oil, Gas & Consumable Fuels	1,512	13,938
	Nokia OYJ	Communications Equipment	18,288	95,613
	Nordea Bank Abp	Banks	12,004	152,618
	Orion OYJ, Class B	Pharmaceuticals	384	22,756
	Sampo OYJ, Class A	Insurance	8,784	83,973
	Stora Enso OYJ, Class R	Paper & Forest Products	2,128	20,031
	UPM-Kymmene OYJ	Paper & Forest Products	1,836	48,986
	Valmet OYJ	Machinery	592	15,955
	Wartsila OYJ Abp	Machinery	1,756	31,099
				644,022
	France 31.2%
	Accor SA	Hotels, Restaurants & Leisure	816	36,924
	Aeroports de Paris SA	Transportation Infrastructure	116	11,772
	Air Liquide SA	Chemicals	2,040	385,940
	Airbus SE	Aerospace & Defense	2,120	372,770
[a]	Alstom SA	Machinery	1,252	27,562
[b]	Amundi SA	Capital Markets	204	15,866
	Arkema SA	Chemicals	208	15,818
	AXA SA	Insurance	6,144	261,488
[b]	Ayvens SA	Ground Transportation	496	4,326
	BioMerieux	Health Care Equipment & Supplies	148	18,257
	BNP Paribas SA	Banks	3,616	300,411
	Bollore SE	Entertainment	2,528	14,746
	Bouygues SA	Construction & Engineering	656	25,801
	Bureau Veritas SA	Professional Services	1,080	32,595
	Capgemini SE	IT Services	580	86,491
	Carrefour SA	Consumer Staples Distribution & Retail	1,840	26,276
	Cie de Saint-Gobain SA	Building Products	1,656	164,034
franklintempleton.com	Annual Report	84

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,484	$ 86,963
	Covivio SA	Diversified REITs	192	10,743
	Credit Agricole SA	Banks	3,640	65,958
	Danone SA	Food Products	2,264	173,245
	Dassault Aviation SA	Aerospace & Defense	65	21,415
	Dassault Systemes SE	Software	2,408	90,883
	Edenred SE	Financial Services	868	28,072
	Eiffage SA	Construction & Engineering	268	31,048
	Engie SA	Multi-Utilities	6,336	123,434
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,112	318,794
	Eurazeo SE	Financial Services	172	12,653
[b]	FDJ UNITED	Hotels, Restaurants & Leisure	352	11,050
	Gecina SA	Office REITs	188	17,637
	Getlink SE	Transportation Infrastructure	1,276	21,984
	Hermes International SCA	Textiles, Apparel & Luxury Goods	122	317,732
	Ipsen SA	Pharmaceuticals	124	14,252
	Kering SA	Textiles, Apparel & Luxury Goods	259	53,414
	Klepierre SA	Retail REITs	740	24,716
	Legrand SA	Electrical Equipment	912	95,795
	L’Oreal SA	Personal Care Products	832	308,129
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	889	549,003
[b]	Neoen SA	Independent Power Producers & Energy Traders	236	9,942
	Orange SA	Diversified Telecommunication Services	6,932	89,818
	Pernod Ricard SA	Beverages	700	69,005
	Publicis Groupe SA	Media	816	76,456
	Renault SA	Automobiles	692	34,796
	Rexel SA	Trading Companies & Distributors	796	21,307
	Safran SA	Aerospace & Defense	1,240	324,147
	Sanofi SA	Pharmaceuticals	3,968	436,853
	Sartorius Stedim Biotech	Life Sciences Tools & Services	92	18,122
	Schneider Electric SE	Electrical Equipment	1,924	438,003
	SCOR SE	Insurance	612	17,598
	SEB SA	Household Durables	92	8,631
	Societe Generale SA	Banks	2,588	115,708
	Sodexo SA	Hotels, Restaurants & Leisure	296	18,993
	Teleperformance SE	Professional Services	204	20,379
	Thales SA	Aerospace & Defense	316	83,834
	TotalEnergies SE	Oil, Gas & Consumable Fuels	6,984	450,082
[a]	Unibail-Rodamco-Westfield	Retail REITs	384	32,313
	Veolia Environnement SA	Multi-Utilities	2,292	78,607
	Vinci SA	Construction & Engineering	1,760	221,104
	Vivendi SE	Entertainment	2,272	6,766
	Wendel SE	Financial Services	96	9,229
				6,759,690
	Germany 27.8%
	adidas AG	Textiles, Apparel & Luxury Goods	624	146,066
	Allianz SE	Insurance	1,388	527,910
	BASF SE	Chemicals	3,208	159,039
	Bayer AG	Pharmaceuticals	3,556	84,775
	Bayerische Motoren Werke AG	Automobiles	1,048	83,409
	Bechtle AG	IT Services	296	10,935
	Beiersdorf AG	Personal Care Products	356	45,915
	Brenntag SE	Trading Companies & Distributors	444	28,585
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	8,641
	Commerzbank AG	Banks	3,252	73,664
	Continental AG	Automobile Components	392	27,337
[a]	Covestro AG	Chemicals	624	40,038
85	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	CTS Eventim AG & Co. KGaA	Entertainment	212	$ 21,114
	Daimler Truck Holding AG	Machinery	1,840	73,779
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	752	17,846
	Deutsche Bank AG	Capital Markets	6,784	159,899
	Deutsche Boerse AG	Capital Markets	668	196,340
	Deutsche Lufthansa AG	Passenger Airlines	2,148	15,537
	Deutsche Post AG	Air Freight & Logistics	3,512	149,774
	Deutsche Telekom AG	Diversified Telecommunication Services	11,872	438,842
	Deutsche Wohnen SE	Real Estate Management & Development	176	3,821
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	112	6,091
	E.ON SE	Multi-Utilities	8,012	120,818
	Evonik Industries AG	Chemicals	912	19,639
	Fielmann Group AG	Specialty Retail	88	3,978
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	132	8,249
	Fresenius Medical Care AG	Health Care Providers & Services	772	38,060
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,484	63,111
	FUCHS SE	Chemicals	112	4,059
	GEA Group AG	Machinery	544	32,848
	Hannover Rueck SE	Insurance	216	64,094
	Heidelberg Materials AG	Construction Materials	468	79,647
	Henkel AG & Co. KGaA	Household Products	356	25,592
	HOCHTIEF AG	Construction & Engineering	64	10,854
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,684	153,788
	KION Group AG	Machinery	256	10,591
	Knorr-Bremse AG	Machinery	240	21,660
	LEG Immobilien SE	Real Estate Management & Development	268	18,950
	Mercedes-Benz Group AG	Automobiles	2,792	163,433
	Merck KGaA	Pharmaceuticals	468	64,001
	MTU Aero Engines AG	Aerospace & Defense	196	67,814
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	476	299,456
	Nemetschek SE	Software	196	22,612
	Puma SE	Textiles, Apparel & Luxury Goods	380	9,191
	Rational AG	Machinery	17	14,048
	Rheinmetall AG	Aerospace & Defense	156	222,266
	RWE AG	Independent Power Producers & Energy Traders	2,660	94,878
	SAP SE	Software	3,960	1,045,444
	Sartorius AG	Life Sciences Tools & Services	8	1,466
[b]	Scout24 SE	Interactive Media & Services	264	27,491
	Siemens AG	Industrial Conglomerates	2,680	613,437
[a]	Siemens Energy AG	Electrical Equipment	2,420	140,742
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	1,096	58,733
	Symrise AG	Chemicals	472	48,793
	Talanx AG	Insurance	216	22,562
	Traton SE	Machinery	188	6,316
	Volkswagen AG	Automobiles	104	10,762
	Vonovia SE	Real Estate Management & Development	2,532	68,267
	Wacker Chemie AG	Chemicals	68	5,566
[a,b]	Zalando SE	Specialty Retail	792	27,171
				6,029,744
	Ireland 0.9%
	AIB Group PLC	Banks	7,384	47,458
	Bank of Ireland Group PLC	Banks	3,620	42,408
	Glanbia PLC	Food Products	680	7,470
	Kerry Group PLC, Class A	Food Products	600	62,738
franklintempleton.com	Annual Report	86

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Ireland (continued)
	Kingspan Group PLC	Building Products	548	$ 43,893
				203,967
	Italy 9.3%
	A2A SpA	Multi-Utilities	5,540	13,315
	Amplifon SpA	Health Care Providers & Services	464	9,360
	Banca Mediolanum SpA	Financial Services	780	12,529
	Banca Monte dei Paschi di Siena SpA	Banks	3,796	29,941
	Banco BPM SpA	Banks	5,424	54,758
	BPER Banca SpA	Banks	3,820	29,751
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	124	14,145
	Buzzi SpA	Construction Materials	300	14,330
	Davide Campari-Milano NV	Beverages	1,776	10,386
	DiaSorin SpA	Health Care Equipment & Supplies	76	7,512
	Enel SpA	Electric Utilities	28,028	226,978
	Eni SpA	Oil, Gas & Consumable Fuels	7,600	117,380
	Ferrari NV	Automobiles	448	189,797
	FinecoBank Banca Fineco SpA	Banks	2,204	43,318
	Generali	Insurance	4,448	155,577
	Hera SpA	Multi-Utilities	3,112	13,446
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,252	13,240
	Interpump Group SpA	Machinery	292	10,352
	Intesa Sanpaolo SpA	Banks	56,732	290,109
	Italgas SpA	Gas Utilities	1,788	12,815
	Leonardo SpA	Aerospace & Defense	1,444	69,926
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,968	36,702
	Moncler SpA	Textiles, Apparel & Luxury Goods	820	50,134
[a,b]	Nexi SpA	Financial Services	2,716	14,411
[b]	Pirelli & C SpA	Automobile Components	1,344	7,947
[b]	Poste Italiane SpA	Insurance	1,636	29,035
	Prysmian SpA	Electrical Equipment	1,040	56,575
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	388	21,920
	Reply SpA	IT Services	80	13,032
	Snam SpA	Gas Utilities	8,220	42,576
[a]	Telecom Italia SpA	Diversified Telecommunication Services	36,448	12,237
[a]	Telecom Italia SpA	Diversified Telecommunication Services	17,036	6,614
	Terna - Rete Elettrica Nazionale	Electric Utilities	5,076	45,861
	UniCredit SpA	Banks	5,664	315,274
	Unipol Assicurazioni SpA	Insurance	1,356	21,561
				2,012,844
	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	1,748	49,980
[a,b]	CVC Capital Partners PLC	Capital Markets	764	15,041
	Eurofins Scientific SE	Life Sciences Tools & Services	464	24,670
	RTL Group SA	Media	128	4,825
				94,516
	Netherlands 12.6%
	Aalberts NV	Machinery	348	11,728
[b]	ABN AMRO Bank NV	Banks	1,792	37,476
[a,b]	Adyen NV	Financial Services	108	164,026
	Aegon Ltd.	Insurance	4,784	31,264
	Akzo Nobel NV	Chemicals	616	37,715
[a]	Argenx SE	Biotechnology	220	128,470
	ASM International NV	Semiconductors & Semiconductor Equipment	168	75,384
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,400	916,442
	ASR Nederland NV	Insurance	532	30,446
87	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	280	$ 28,800
[b]	CTP NV	Real Estate Management & Development	404	7,227
[b]	Euronext NV	Capital Markets	280	40,438
	EXOR NV	Financial Services	336	30,324
	Ferrovial SE	Construction & Engineering	1,712	76,154
[a]	Havas NV	Media	2,408	3,420
	Heineken Holding NV	Beverages	476	34,398
	Heineken NV	Beverages	996	81,100
	IMCD NV	Trading Companies & Distributors	212	28,087
	ING Groep NV	Banks	10,596	205,910
	JDE Peet’s NV	Food Products	564	12,319
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,228	120,507
	Koninklijke KPN NV	Diversified Telecommunication Services	13,652	57,764
	Koninklijke Philips NV	Health Care Equipment & Supplies	2,860	72,199
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	208	9,010
	NN Group NV	Insurance	964	53,399
	Prosus NV	Broadline Retail	4,568	210,080
	Randstad NV	Professional Services	372	15,350
	Universal Music Group NV	Entertainment	2,896	79,552
	Wolters Kluwer NV	Professional Services	852	132,114
				2,731,103
	Poland 0.1%
[a]	InPost SA	Air Freight & Logistics	864	12,599
	Portugal 0.5%
	Banco Comercial Portugues SA, Class R	Banks	27,752	16,704
	EDP SA	Electric Utilities	10,840	36,440
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,528	26,788
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,012	21,426
				101,358
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	1,168	—
	Spain 8.8%
	Acciona SA	Electric Utilities	84	10,961
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	702	40,000
[b]	Aena SME SA	Transportation Infrastructure	252	58,961
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,564	119,105
	Banco Bilbao Vizcaya Argentaria SA	Banks	20,760	281,321
	Banco de Sabadell SA	Banks	18,064	50,362
	Banco Santander SA	Banks	53,976	361,257
	Bankinter SA	Banks	2,336	25,852
	CaixaBank SA	Banks	13,924	107,902
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	2,128	75,465
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	3,735
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,080	8,995
	Endesa SA	Electric Utilities	1,144	30,276
[a]	Grifols SA	Biotechnology	952	8,431
	Iberdrola SA	Electric Utilities	21,856	352,716
	Industria de Diseno Textil SA	Specialty Retail	3,792	187,807
	Mapfre SA	Insurance	3,556	10,917
	Merlin Properties Socimi SA	Diversified REITs	1,376	14,648
	Naturgy Energy Group SA	Gas Utilities	460	12,780
	Redeia Corp. SA	Electric Utilities	1,548	31,035
	Repsol SA	Oil, Gas & Consumable Fuels	4,028	53,518
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Telefonica SA	Diversified Telecommunication Services	15,340	$ 72,147
				1,918,191
	Switzerland 0.5%
	DSM-Firmenich AG	Chemicals	624	61,581
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,336	50,467
				112,048
	United Kingdom 0.0%
[a,c]	NMC Health PLC	Health Care Providers & Services	60	—
	United States 0.6%
[a]	Qiagen NV	Life Sciences Tools & Services	762	30,188
	Stellantis NV	Automobiles	7,512	83,271
	Tenaris SA	Energy Equipment & Services	1,356	26,453
				139,912
	Total Common Stocks (Cost $19,095,704)			21,436,598
	Preferred Stocks 0.8%
	Germany 0.8%
[e]	Bayerische Motoren Werke AG, 8.737%, pfd.	Automobiles	208	15,481
[e]	FUCHS SE, 2.505%, pfd.	Chemicals	224	10,724
[e]	Henkel AG & Co. KGaA, 2.518%, pfd.	Household Products	588	46,671
[e]	Sartorius AG, 0.346%, pfd.	Life Sciences Tools & Services	91	20,996
[e]	Volkswagen AG, 9.684%, pfd.	Automobiles	660	66,702
				160,574
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	940	6,585
	Total Preferred Stocks (Cost $226,146)			167,159
	Right 0.0%†
	Belgium 0.0%†
[a]	Elia Group SA	Electric Utilities	136	663
	Total Rights (Cost $0)			663
	Total Investments before Short-Term Investments (Cost $19,321,850)			21,604,420
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1,925	$ 1,925
	Total Short-Term Investments (Cost $1,925)			1,925
	Total Investments (Cost $19,323,775) 99.6%			21,606,345
	Other Assets, less Liabilities 0.4%			83,991
	Net Assets 100.0%			$ 21,690,336
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $641,783, representing 3.0% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$ 56,052	6/20/25	$ (2,521)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	90

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Germany ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$24.82	$22.10	$22.37	$25.98	$16.73
Income from investment operations[a]:
Net investment income[b]	0.57	0.66	0.60	0.70	0.61
Net realized and unrealized gains (losses)	4.15	2.75	(0.20)	(3.63)	9.29
Total from investment operations	4.72	3.41	0.40	(2.93)	9.90
Less distributions from net investment income	(0.60)	(0.69)	(0.67)	(0.68)	(0.65)
Net asset value, end of year	$28.94	$24.82	$22.10	$22.37	$25.98
Total return[c]	19.56%	15.78%	2.41%	(11.68)%	59.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%	0.09%	0.09%	0.09%
Net investment income	2.21%	2.95%	3.11%	2.73%	2.66%
Supplemental data
Net assets, end of year (000’s)	$27,497	$19,857	$17,683	$16,775	$9,093
Portfolio turnover rate[e]	3.49%[f]	4.14%[f]	4.21%[f]	6.70%[f]	5.79%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	3.49%	4.14%	4.21%	6.70%	5.79%
91	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 97.2%
	Germany 96.6%
	adidas AG	Textiles, Apparel & Luxury Goods	2,736	$ 640,441
	Allianz SE	Insurance	6,122	2,328,433
	BASF SE	Chemicals	14,136	700,804
	Bayer AG	Pharmaceuticals	15,637	372,786
	Bayerische Motoren Werke AG	Automobiles	4,636	368,975
	Bechtle AG	IT Services	1,311	48,432
	Beiersdorf AG	Personal Care Products	1,558	200,945
	Brenntag SE	Trading Companies & Distributors	1,957	125,992
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	589	38,556
	Commerzbank AG	Banks	14,288	323,649
	Continental AG	Automobile Components	1,729	120,577
[a]	Covestro AG	Chemicals	2,755	176,772
	CTS Eventim AG & Co. KGaA	Entertainment	931	92,722
	Daimler Truck Holding AG	Machinery	8,075	323,784
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	3,344	79,360
	Deutsche Bank AG	Capital Markets	29,925	705,332
	Deutsche Boerse AG	Capital Markets	2,945	865,602
	Deutsche Lufthansa AG	Passenger Airlines	9,519	68,851
	Deutsche Post AG	Air Freight & Logistics	15,466	659,568
	Deutsche Telekom AG	Diversified Telecommunication Services	52,307	1,933,500
	Deutsche Wohnen SE	Real Estate Management & Development	779	16,914
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	494	26,868
	E.ON SE	Multi-Utilities	35,245	531,480
	Evonik Industries AG	Chemicals	3,971	85,511
	Fielmann Group AG	Specialty Retail	380	17,178
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	570	35,619
	Fresenius Medical Care AG	Health Care Providers & Services	3,401	167,671
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	6,555	278,768
	FUCHS SE	Chemicals	475	17,214
	GEA Group AG	Machinery	2,394	144,557
	Hannover Rueck SE	Insurance	950	281,895
	Heidelberg Materials AG	Construction Materials	2,071	352,454
	Henkel AG & Co. KGaA	Household Products	1,558	112,000
	HOCHTIEF AG	Construction & Engineering	285	48,334
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	20,653	678,094
	KION Group AG	Machinery	1,140	47,164
	Knorr-Bremse AG	Machinery	1,045	94,312
	LEG Immobilien SE	Real Estate Management & Development	1,178	83,296
	Mercedes-Benz Group AG	Automobiles	12,312	720,696
	Merck KGaA	Pharmaceuticals	2,052	280,618
	MTU Aero Engines AG	Aerospace & Defense	855	295,820
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	2,098	1,319,870
	Nemetschek SE	Software	855	98,637
	Puma SE	Textiles, Apparel & Luxury Goods	1,653	39,979
	Rational AG	Machinery	76	62,803
	Rheinmetall AG	Aerospace & Defense	691	984,526
	RWE AG	Independent Power Producers & Energy Traders	11,723	418,139
	SAP SE	Software	17,442	4,604,706
	Sartorius AG	Life Sciences Tools & Services	38	6,962
[b]	Scout24 SE	Interactive Media & Services	1,178	122,667
	Siemens AG	Industrial Conglomerates	11,818	2,705,075
[a]	Siemens Energy AG	Electrical Equipment	10,678	621,011
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	4,845	259,637
	Symrise AG	Chemicals	2,071	214,090
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Germany ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Talanx AG	Insurance	969	$ 101,217
	Traton SE	Machinery	988	33,191
	Volkswagen AG	Automobiles	456	47,188
	Vonovia SE	Real Estate Management & Development	11,210	302,242
	Wacker Chemie AG	Chemicals	304	24,885
[a,b]	Zalando SE	Specialty Retail	3,477	119,286
				26,577,655
	Luxembourg 0.1%
	RTL Group SA	Media	589	22,205
	United States 0.5%
[a]	Qiagen NV	Life Sciences Tools & Services	3,344	132,477
	Total Common Stocks (Cost $23,825,333)			26,732,337
	Preferred Stocks 2.6%
	Germany 2.6%
[c]	Bayerische Motoren Werke AG, 8.737%, pfd.	Automobiles	912	67,876
[c]	FUCHS SE, 2.505%, pfd.	Chemicals	988	47,300
[c]	Henkel AG & Co. KGaA, 2.518%, pfd.	Household Products	2,603	206,608
[c]	Sartorius AG, 0.346%, pfd.	Life Sciences Tools & Services	399	92,062
[c]	Volkswagen AG, 9.684%, pfd.	Automobiles	2,907	293,792
	Total Preferred Stocks (Cost $1,065,661)			707,638
	Total Investments (Cost $24,890,994) 99.8%			27,439,975
	Other Assets, less Liabilities 0.2%			56,526
	Net Assets 100.0%			$ 27,496,501
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $607,818, representing 2.2% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	2	$ 48,341	6/20/25	$ (2,544)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
93	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Hong Kong ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.42	$21.34	$23.43	$28.10	$20.58
Income from investment operations[a]:
Net investment income[b]	0.67	0.90	0.77	0.74	0.72
Net realized and unrealized gains (losses)	1.72	(4.84)	(2.03)	(4.72)	7.61
Total from investment operations	2.39	(3.94)	(1.26)	(3.98)	8.33
Less distributions from net investment income	(0.77)	(0.98)	(0.83)	(0.69)	(0.81)
Net asset value, end of year	$18.04	$16.42	$21.34	$23.43	$28.10
Total return[c]	14.95%	(18.96)%	(5.39)%	(14.41)%	41.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%	0.09%	0.09%	0.09%
Net investment income	3.87%	4.72%	3.60%	2.79%	2.99%
Supplemental data
Net assets, end of year (000’s)	$12,627	$9,854	$17,069	$17,573	$16,862
Portfolio turnover rate[e]	60.79%[f]	6.76%[f]	9.00%[f]	9.91%[f]	14.84%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	7.41%	6.76%	8.84%	9.74%	14.84%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	94

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Hong Kong ETF
		Industry	Shares	Value
	Common Stocks 99.4%
	Cambodia 0.1%
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	42,000	$ 18,408
	China 13.0%
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	22,000	133,183
	BOC Hong Kong Holdings Ltd.	Banks	117,000	472,193
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	55,300	66,670
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	56,000	63,411
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	85,400	134,352
[a]	HUTCHMED China Ltd.	Pharmaceuticals	16,000	49,047
	Kerry Logistics Network Ltd.	Air Freight & Logistics	10,500	9,245
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	252,000	339,442
[a]	MMG Ltd.	Metals & Mining	112,000	38,579
	Nexteer Automotive Group Ltd.	Automobile Components	28,000	18,030
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	36,000	20,914
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	24,500	183,900
	SITC International Holdings Co. Ltd.	Marine Transportation	42,000	114,173
				1,643,139
	Hong Kong 75.7%
	AIA Group Ltd.	Insurance	328,600	2,474,964
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	10,200	71,253
	Bank of East Asia Ltd., Class A	Banks	46,200	69,000
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	33,000	43,942
	Champion REIT, Class A	Office REITs	63,000	15,385
	CK Asset Holdings Ltd.	Real Estate Management & Development	62,000	250,620
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	19,200	114,998
	CLP Holdings Ltd.	Electric Utilities	53,500	435,960
	CTF Services Ltd.	Industrial Conglomerates	31,000	28,608
	Dah Sing Banking Group Ltd., Class A	Banks	11,200	12,337
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	9,800	23,422
	Hang Lung Group Ltd.	Real Estate Management & Development	28,000	41,171
	Hang Lung Properties Ltd.	Real Estate Management & Development	56,000	47,792
	Hang Seng Bank Ltd.	Banks	23,100	312,937
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	42,000	120,651
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	357,000	306,971
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	38,900	1,723,933
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	33,600	145,152
	Hysan Development Co. Ltd.	Real Estate Management & Development	21,000	34,009
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	6,410	271,528
	Johnson Electric Holdings Ltd.	Automobile Components	11,500	23,147
	Kerry Properties Ltd.	Real Estate Management & Development	19,500	45,966
	Link REIT	Retail REITs	84,000	392,993
	Man Wah Holdings Ltd.	Household Durables	47,600	27,470
	MTR Corp. Ltd.	Ground Transportation	47,000	153,741
[a]	New World Development Co. Ltd.	Real Estate Management & Development	49,000	31,049
	Orient Overseas International Ltd.	Marine Transportation	4,400	65,206
	PCCW Ltd.	Diversified Telecommunication Services	133,000	82,737
	Power Assets Holdings Ltd.	Electric Utilities	44,500	266,532
	Sino Land Co. Ltd.	Real Estate Management & Development	119,000	119,148
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	46,200	438,824
[a]	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	7,000	15,907
	Swire Pacific Ltd., Class A	Industrial Conglomerates	12,500	110,214
	Swire Pacific Ltd., Class B	Industrial Conglomerates	25,000	34,767
	Swire Properties Ltd.	Real Estate Management & Development	35,000	76,745
	Techtronic Industries Co. Ltd.	Machinery	46,500	557,321
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	238,000	12,848
	VTech Holdings Ltd.	Communications Equipment	5,600	41,099
[b]	WH Group Ltd.	Food Products	252,000	231,261
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Hong Kong ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Wharf Holdings Ltd.	Real Estate Management & Development	30,666	$ 72,839
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	50,166	121,993
	Xinyi Glass Holdings Ltd.	Building Products	56,000	55,206
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	36,091
				9,557,737
	Indonesia 0.4%
	First Pacific Co. Ltd.	Food Products	74,000	44,798
	Italy 0.9%
	PRADA SpA	Textiles, Apparel & Luxury Goods	16,800	116,926
	Macau 4.1%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	70,000	273,511
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	25,200	33,815
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	78,400	157,197
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	77,000	23,752
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	47,600	34,078
				522,353
	Singapore 0.4%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	7,000	54,612
	Taiwan 0.1%
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	35,000	10,706
	United Kingdom 3.9%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	86,500	486,405
	United States 0.8%
[b]	Samsonite Group SA	Textiles, Apparel & Luxury Goods	42,000	99,436
	Total Common Stocks (Cost $12,388,609)			12,554,520
	Total Investments before Short-Term Investments (Cost $12,388,609)			12,554,520
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1	1
	Total Short-Term Investments (Cost $1)			1
	Total Investments (Cost $12,388,610) 99.4%			12,554,521
	Other Assets, less Liabilities 0.6%			72,371
	Net Assets 100.0%			$ 12,626,892
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $597,037, representing 4.7% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
franklintempleton.com	Annual Report	96

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Hong Kong ETF (continued)
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	2	$ 59,175	6/27/25	$ (1,419)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
97	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE India ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$36.56	$27.49	$31.34	$27.70	$15.98
Income from investment operations[a]:
Net investment income[b]	0.29	0.27	0.28	0.27	0.20
Net realized and unrealized gains (losses)	0.64	9.06	(3.92)	4.09	11.70
Total from investment operations	0.93	9.33	(3.64)	4.36	11.90
Less distributions from net investment income	(0.60)	(0.26)	(0.21)	(0.72)	(0.18)
Net asset value, end of year	$36.89	$36.56	$27.49	$31.34	$27.70
Total return[c]	2.47%	33.98%	(11.65)%	15.75%	74.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%	0.19%	0.19%	0.19%
Net investment income	0.74%	0.80%	0.98%	0.86%	0.89%
Supplemental data
Net assets, end of year (000’s)	$1,781,739	$890,136	$98,977	$50,140	$23,544
Portfolio turnover rate[e]	9.15%[f]	10.90%[f]	6.73%[f]	10.73%[f]	23.48%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	4.89%	6.24%	6.23%	8.16%	16.91%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	98

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE India ETF
		Industry	Shares	Value
	Common Stocks 99.8%
	India 99.8%
	360 ONE WAM Ltd.	Capital Markets	245,364	$ 2,706,044
	3M India Ltd.	Industrial Conglomerates	2,898	979,505
	Aarti Industries Ltd.	Chemicals	212,964	973,596
	ABB India Ltd.	Electrical Equipment	56,028	3,635,617
	ACC Ltd.	Construction Materials	85,974	1,954,048
[a]	Adani Energy Solutions Ltd.	Electric Utilities	402,822	4,109,635
	Adani Enterprises Ltd.	Trading Companies & Distributors	335,202	9,081,995
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	324,576	3,602,434
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	780,528	10,802,604
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	1,224,888	7,298,669
	Adani Total Gas Ltd.	Gas Utilities	292,698	2,063,586
[a]	Adani Wilmar Ltd.	Food Products	375,999	1,136,366
[a]	Aditya Birla Capital Ltd.	Financial Services	853,769	1,848,630
	AIA Engineering Ltd.	Machinery	42,107	1,651,175
	Ajanta Pharma Ltd.	Pharmaceuticals	44,436	1,363,662
	Alkem Laboratories Ltd.	Pharmaceuticals	54,096	3,089,654
	Ambuja Cements Ltd.	Construction Materials	846,216	5,329,906
	Apar Industries Ltd.	Industrial Conglomerates	18,354	1,189,625
	APL Apollo Tubes Ltd.	Metals & Mining	207,690	3,706,212
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	105,294	8,150,530
	Ashok Leyland Ltd.	Machinery	1,494,402	3,570,584
	Asian Paints Ltd.	Chemicals	481,068	13,173,966
	Astral Ltd.	Building Products	127,388	1,928,947
[b]	AU Small Finance Bank Ltd.	Banks	386,347	2,416,463
[a]	Aurobindo Pharma Ltd.	Pharmaceuticals	280,140	3,803,591
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	158,424	7,568,246
	Axis Bank Ltd.	Banks	2,422,728	31,236,319
	Bajaj Auto Ltd.	Automobiles	70,518	6,500,345
	Bajaj Finance Ltd.	Consumer Finance	296,562	31,038,346
	Bajaj Finserv Ltd.	Financial Services	405,720	9,528,469
	Bajaj Holdings & Investment Ltd.	Financial Services	28,014	4,088,099
[a]	Bajaj Housing Finance Ltd.	Financial Services	994,014	1,433,818
	Balkrishna Industries Ltd.	Automobile Components	85,974	2,569,790
[b]	Bandhan Bank Ltd.	Banks	843,168	1,443,021
	Bank of Baroda	Banks	1,091,580	2,918,585
	Bank of India	Banks	971,572	1,217,641
	Bank of Maharashtra	Banks	1,645,375	892,061
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	68,344	975,435
	Bayer CropScience Ltd.	Chemicals	13,992	803,710
	Berger Paints India Ltd.	Chemicals	309,120	1,809,024
[c]	Bharat Dynamics Ltd.	Aerospace & Defense	96,600	1,448,223
	Bharat Electronics Ltd.	Aerospace & Defense	3,787,686	13,352,898
	Bharat Forge Ltd.	Automobile Components	277,242	3,792,301
	Bharat Heavy Electricals Ltd.	Electrical Equipment	1,354,332	3,429,385
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,124,234	6,920,769
	Bharti Airtel Ltd.	Wireless Telecommunication Services	179,041	2,710,673
	Bharti Airtel Ltd.	Wireless Telecommunication Services	2,665,194	54,050,686
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	80,078	1,371,414
	Biocon Ltd.	Biotechnology	481,068	1,923,203
	Blue Star Ltd.	Building Products	133,308	3,332,057
	Bosch Ltd.	Automobile Components	9,323	3,093,227
	Britannia Industries Ltd.	Food Products	126,546	7,309,309
	BSE Ltd.	Capital Markets	70,518	4,521,039
	Canara Bank	Banks	1,923,381	2,002,760
	Castrol India Ltd.	Chemicals	511,980	1,215,730
[a]	Central Bank of India Ltd.	Banks	651,110	325,812
[c]	Central Depository Services India Ltd.	Capital Markets	108,192	1,544,352
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	678,132	$ 5,065,808
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	435,666	7,747,410
	Cipla Ltd.	Pharmaceuticals	606,648	10,236,131
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,403,408	11,197,017
[b]	Cochin Shipyard Ltd.	Machinery	75,348	1,241,130
	Coforge Ltd.	IT Services	66,654	6,323,796
	Colgate-Palmolive India Ltd.	Personal Care Products	141,036	3,943,348
	Container Corp. of India Ltd.	Ground Transportation	290,766	2,352,731
	Coromandel International Ltd.	Chemicals	132,342	3,069,000
	CRISIL Ltd.	Capital Markets	17,388	850,130
	Cummins India Ltd.	Machinery	142,968	5,104,763
	Dabur India Ltd.	Personal Care Products	610,512	3,617,822
	Dalmia Bharat Ltd.	Construction Materials	88,042	1,876,310
	Deepak Nitrite Ltd.	Chemicals	74,671	1,732,925
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	135,240	9,138,283
[c]	Dixon Technologies India Ltd.	Household Durables	39,606	6,107,079
	DLF Ltd.	Real Estate Management & Development	657,846	5,237,523
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	37,417	1,085,136
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	642,390	8,599,522
	Eicher Motors Ltd.	Automobiles	147,798	9,247,177
	Emami Ltd.	Personal Care Products	218,316	1,481,195
	Embassy Office Parks REIT	Office REITs	928,326	3,969,626
[b]	Endurance Technologies Ltd.	Automobile Components	33,810	778,592
	Escorts Kubota Ltd.	Machinery	36,479	1,387,096
	Exide Industries Ltd.	Automobile Components	487,198	2,054,585
	Federal Bank Ltd.	Banks	1,911,714	4,310,681
	Fortis Healthcare Ltd.	Health Care Providers & Services	517,776	4,230,470
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	1,441,816	3,020,859
	GAIL India Ltd.	Gas Utilities	2,794,638	5,984,738
	GE Vernova T&D India Ltd.	Electrical Equipment	132,342	2,413,503
[b]	General Insurance Corp. of India	Insurance	329,819	1,624,929
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	44,436	1,497,455
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	160,181	2,888,028
[a]	GMR Airports Ltd.	Transportation Infrastructure	3,786,720	3,355,094
	Godrej Consumer Products Ltd.	Personal Care Products	386,400	5,240,682
[a]	Godrej Industries Ltd.	Industrial Conglomerates	68,586	910,080
[a]	Godrej Properties Ltd.	Real Estate Management & Development	145,866	3,634,341
	Grasim Industries Ltd.	Construction Materials	395,094	12,069,961
	Gujarat Fluorochemicals Ltd.	Chemicals	43,045	2,025,957
	Gujarat Gas Ltd.	Gas Utilities	211,554	1,020,612
	Havells India Ltd.	Electrical Equipment	255,024	4,561,774
	HCL Technologies Ltd.	IT Services	1,120,560	20,877,964
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	107,226	5,035,473
	HDFC Bank Ltd.	Banks	5,966,016	127,609,119
[b]	HDFC Life Insurance Co. Ltd.	Insurance	1,046,178	8,392,925
	Hero MotoCorp Ltd.	Automobiles	138,138	6,016,916
	Hindalco Industries Ltd.	Metals & Mining	1,463,490	11,685,147
[c]	Hindustan Aeronautics Ltd.	Aerospace & Defense	200,928	9,820,313
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	965,034	4,068,560
	Hindustan Unilever Ltd.	Personal Care Products	939,918	24,839,963
	Hindustan Zinc Ltd.	Metals & Mining	392,196	2,119,458
	Hitachi Energy India Ltd.	Electrical Equipment	11,455	1,695,839
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	2,356	928,491
	Housing & Urban Development Corp. Ltd.	Financial Services	524,538	1,224,009
	ICICI Bank Ltd.	Banks	5,548,704	87,532,189
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	255,990	5,369,583
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	408,036	$ 2,694,143
	IDBI Bank Ltd.	Banks	613,018	557,273
[a]	IDFC First Bank Ltd.	Banks	3,780,924	2,431,186
	Indian Bank	Banks	285,523	1,808,226
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	880,026	8,108,625
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	4,347,000	6,494,626
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	318,780	2,713,299
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	1,894,148	2,757,260
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	710,010	1,334,002
	Indraprastha Gas Ltd.	Gas Utilities	742,854	1,765,346
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	1,452,864	5,682,441
	IndusInd Bank Ltd.	Banks	41,538	315,815
	Info Edge India Ltd.	Interactive Media & Services	81,144	6,817,719
	Infosys Ltd.	IT Services	3,718,134	68,324,750
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	196,098	11,736,054
	Ipca Laboratories Ltd.	Pharmaceuticals	143,934	2,529,170
	IRB Infrastructure Developers Ltd.	Construction & Engineering	3,026,891	1,599,279
[a]	ITC Hotels Ltd.	Hotels, Restaurants & Leisure	1,052,940	2,433,136
	ITC Ltd.	Tobacco	3,178,140	15,235,811
	Jindal Stainless Ltd.	Metals & Mining	340,192	2,314,846
	Jindal Steel & Power Ltd.	Metals & Mining	411,516	4,392,361
[a]	Jio Financial Services Ltd.	Financial Services	3,301,788	8,788,672
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	564,144	3,550,300
	JSW Infrastructure Ltd.	Transportation Infrastructure	253,486	948,432
	JSW Steel Ltd.	Metals & Mining	1,069,362	13,301,889
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	385,404	2,995,620
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	419,352	2,292,459
	Kansai Nerolac Paints Ltd.	Chemicals	219,902	599,201
[a]	Kaynes Technology India Ltd.	Electronic Equipment, Instruments & Components	28,980	1,609,620
	KEI Industries Ltd.	Electrical Equipment	63,756	2,157,847
	Kotak Mahindra Bank Ltd.	Banks	1,159,200	29,446,372
	KPIT Technologies Ltd.	Software	175,269	2,681,043
	L&T Finance Ltd.	Financial Services	892,584	1,600,067
[b]	L&T Technology Services Ltd.	Professional Services	28,136	1,481,878
	Larsen & Toubro Ltd.	Construction & Engineering	714,840	29,207,473
[b]	Laurus Labs Ltd.	Pharmaceuticals	412,751	2,962,139
	LIC Housing Finance Ltd.	Financial Services	318,780	2,102,947
	Linde India Ltd.	Chemicals	22,605	1,654,901
	Lloyds Metals & Energy Ltd.	Metals & Mining	123,431	1,858,920
[b]	LTIMindtree Ltd.	IT Services	97,995	5,149,374
	Lupin Ltd.	Pharmaceuticals	255,024	6,050,787
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	275,310	3,851,715
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	622,104	2,059,790
	Mahindra & Mahindra Ltd.	Automobiles	933,156	29,104,183
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	215,931	339,639
[a]	Mankind Pharma Ltd.	Pharmaceuticals	119,784	3,398,125
	Marico Ltd.	Food Products	555,450	4,234,801
	Maruti Suzuki India Ltd.	Automobiles	145,866	19,663,517
[a]	Max Financial Services Ltd.	Insurance	255,372	3,429,061
	Max Healthcare Institute Ltd.	Health Care Providers & Services	784,392	10,066,850
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	64,722	2,001,954
	Metro Brands Ltd.	Specialty Retail	39,554	468,924
	Motilal Oswal Financial Services Ltd.	Capital Markets	147,798	1,064,056
	Mphasis Ltd.	IT Services	115,920	3,390,835
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	MRF Ltd.	Automobile Components	2,699	$ 3,558,071
	Muthoot Finance Ltd.	Consumer Finance	114,026	3,178,947
	National Aluminium Co. Ltd.	Metals & Mining	944,748	1,940,175
	Nestle India Ltd.	Food Products	380,604	10,022,457
[b]	New India Assurance Co. Ltd.	Insurance	238,038	430,333
	NHPC Ltd.	Independent Power Producers & Energy Traders	3,176,133	3,054,528
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	178,710	1,209,660
	NLC India Ltd.	Independent Power Producers & Energy Traders	361,284	1,034,196
	NMDC Ltd.	Metals & Mining	3,672,411	2,959,927
	NTPC Ltd.	Independent Power Producers & Energy Traders	5,017,404	20,991,824
	Oberoi Realty Ltd.	Real Estate Management & Development	123,648	2,368,730
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	4,110,330	11,848,292
	Oil India Ltd.	Oil, Gas & Consumable Fuels	577,668	2,613,859
[a]	One 97 Communications Ltd.	Financial Services	369,978	3,391,258
	Oracle Financial Services Software Ltd.	Software	24,450	2,245,804
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6,491	3,242,272
	Patanjali Foods Ltd.	Food Products	115,920	2,452,599
[a]	PB Fintech Ltd.	Insurance	334,236	6,216,639
	Persistent Systems Ltd.	IT Services	109,158	7,041,679
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	796,296	2,735,295
	Phoenix Mills Ltd.	Real Estate Management & Development	200,477	3,854,384
	PI Industries Ltd.	Chemicals	85,974	3,448,315
	Pidilite Industries Ltd.	Chemicals	162,067	5,402,644
	Piramal Enterprises Ltd.	Financial Services	125,580	1,451,393
	Polycab India Ltd.	Electrical Equipment	50,232	3,025,439
[a]	Poonawalla Fincorp Ltd.	Consumer Finance	292,294	1,198,449
	Power Finance Corp. Ltd.	Financial Services	1,539,804	7,462,796
	Power Grid Corp. of India Ltd.	Electric Utilities	4,442,634	15,091,623
[b]	Premier Energies Ltd.	Semiconductors & Semiconductor Equipment	69,552	763,243
	Prestige Estates Projects Ltd.	Real Estate Management & Development	168,084	2,329,155
	Punjab National Bank	Banks	2,428,524	2,731,335
[c]	Rail Vikas Nigam Ltd.	Construction & Engineering	600,852	2,473,425
[b]	RBL Bank Ltd.	Banks	467,544	949,228
	REC Ltd.	Financial Services	1,322,454	6,640,700
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	78,331	372,948
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	7,042,140	105,056,395
	Samvardhana Motherson International Ltd.	Automobile Components	2,983,538	4,571,343
	SBI Cards & Payment Services Ltd.	Consumer Finance	310,016	3,195,824
[b]	SBI Life Insurance Co. Ltd.	Insurance	446,292	8,082,051
	Schaeffler India Ltd.	Machinery	42,504	1,679,025
	Shree Cement Ltd.	Construction Materials	14,404	5,140,419
	Shriram Finance Ltd.	Consumer Finance	1,358,196	10,424,131
	Siemens Ltd.	Industrial Conglomerates	94,668	5,842,895
	SJVN Ltd.	Electric Utilities	746,718	800,163
	Solar Industries India Ltd.	Chemicals	26,306	3,460,583
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	423,108	2,283,043
	SRF Ltd.	Chemicals	149,730	5,148,778
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	239,568	999,642
	State Bank of India	Banks	1,893,360	17,090,026
	Steel Authority of India Ltd.	Metals & Mining	1,530,406	2,062,326
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	1,153,404	23,408,815
	Sun TV Network Ltd.	Media	91,520	695,936
	Sundaram Finance Ltd.	Consumer Finance	70,673	3,782,387
	Supreme Industries Ltd.	Chemicals	68,344	2,739,637
[a]	Suzlon Energy Ltd.	Electrical Equipment	12,510,666	8,293,361
[b]	Syngene International Ltd.	Life Sciences Tools & Services	172,914	1,469,129
	Tata Communications Ltd.	Diversified Telecommunication Services	120,750	2,229,579
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Tata Consultancy Services Ltd.	IT Services	1,094,478	$ 46,176,862
	Tata Consumer Products Ltd.	Food Products	683,928	8,016,935
	Tata Elxsi Ltd.	Software	36,479	2,225,551
	Tata Motors Ltd., Class A	Automobiles	2,238,222	17,661,456
	Tata Power Co. Ltd.	Electric Utilities	1,551,396	6,813,818
	Tata Steel Ltd.	Metals & Mining	8,918,112	16,093,242
	Tata Technologies Ltd.	IT Services	177,744	1,413,883
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	550,423	362,495
	Tech Mahindra Ltd.	IT Services	645,288	10,707,300
	Thermax Ltd.	Machinery	41,440	1,771,633
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	432,768	15,510,484
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	113,022	4,268,383
	Torrent Power Ltd.	Electric Utilities	200,928	3,495,274
	Trent Ltd.	Specialty Retail	192,234	11,976,658
	Tube Investments of India Ltd.	Automobile Components	110,124	3,568,070
	TVS Motor Co. Ltd.	Automobiles	250,194	7,083,354
	UltraTech Cement Ltd.	Construction Materials	121,716	16,390,025
	Union Bank of India Ltd.	Banks	1,619,016	2,390,096
	United Breweries Ltd.	Beverages	73,416	1,717,242
	United Spirits Ltd.	Beverages	305,256	5,004,595
	UNO Minda Ltd.	Automobile Components	177,155	1,814,609
	UPL Ltd.	Chemicals	560,700	4,173,803
	Varun Beverages Ltd.	Beverages	1,285,746	8,117,849
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	65,532	594,846
	Vedanta Ltd.	Metals & Mining	1,676,976	9,091,938
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	27,459,516	2,184,617
	Voltas Ltd.	Construction & Engineering	242,466	4,137,999
	Whirlpool of India Ltd.	Household Durables	62,790	727,203
	Wipro Ltd.	IT Services	2,983,008	9,152,579
[a]	Yes Bank Ltd.	Banks	21,631,222	4,271,959
	Zee Entertainment Enterprises Ltd.	Media	863,604	993,616
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	7,955,010	18,772,418
	Zydus Lifesciences Ltd.	Pharmaceuticals	267,582	2,774,982
	Total Common Stocks (Cost $1,635,545,839)			1,778,584,682
	Total Investments before Short-Term Investments (Cost $1,635,545,839)			1,778,584,682
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.8%
	Money Market Funds 0.8%
	United States 0.8%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	14,580,819	$ 14,580,819
	Total Short-Term Investments (Cost $14,580,819)			14,580,819
	Total Investments (Cost $1,650,126,658) 100.6%			1,793,165,501
	Other Assets, less Liabilities (0.6)%			(11,426,639)
	Net Assets 100.0%			$ 1,781,738,862
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $80,774,748, representing 4.5% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $21,393,392, representing 1.2% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	416	$ 19,442,592	4/24/25	$ (467,269)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	104

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Japan ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$31.03	$25.66	$27.42	$30.25	$21.93
Income from investment operations[a]:
Net investment income[b]	0.64	0.59	0.63	0.63	0.53
Net realized and unrealized gains (losses)	(1.22)	5.62	(1.93)	(2.76)	8.24
Total from investment operations	(0.58)	6.21	(1.30)	(2.13)	8.77
Less distributions from net investment income	(1.30)	(0.84)	(0.46)	(0.70)	(0.45)
Net asset value, end of year	$29.15	$31.03	$25.66	$27.42	$30.25
Total return[c]	(1.64)%	24.69%	(4.61)%	(7.21)%	40.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]
Net investment income	2.18%	2.14%	2.60%	2.14%	1.98%
Supplemental data
Net assets, end of year (000’s)	$2,064,075	$1,936,566	$1,000,803	$789,637	$598,934
Portfolio turnover rate[e]	4.26%[f]	3.92%[f]	3.01%[f]	2.95%[f]	5.76%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	4.22%	3.74%	3.00%	2.80%	5.76%
105	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Japan ETF
	Industry	Shares	Value
Common Stocks 98.8%
Japan 98.8%
ABC-Mart, Inc.	Specialty Retail	35,400	$ 659,045
Acom Co. Ltd.	Consumer Finance	177,000	451,910
Activia Properties, Inc.	Diversified REITs	354	804,868
Advance Residence Investment Corp.	Residential REITs	1,180	1,129,183
Advantest Corp.	Semiconductors & Semiconductor Equipment	337,200	14,593,810
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	354,000	8,877,223
AEON Financial Service Co. Ltd.	Consumer Finance	59,000	520,600
Aeon Mall Co. Ltd.	Real Estate Management & Development	47,200	739,216
AEON REIT Investment Corp.	Retail REITs	826	683,822
AGC, Inc.	Building Products	82,600	2,510,479
Aica Kogyo Co. Ltd.	Chemicals	23,600	520,324
Air Water, Inc.	Chemicals	82,600	1,042,857
Aisin Corp.	Automobile Components	247,800	2,689,444
Ajinomoto Co., Inc.	Food Products	424,800	8,404,245
Alfresa Holdings Corp.	Health Care Providers & Services	82,600	1,166,309
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	94,400	960,160
Amada Co. Ltd.	Machinery	141,600	1,370,643
Amano Corp.	Electronic Equipment, Instruments & Components	23,600	628,429
ANA Holdings, Inc.	Passenger Airlines	70,800	1,306,491
Aozora Bank Ltd.	Banks	59,000	812,167
As One Corp.	Health Care Providers & Services	23,600	365,742
Asahi Group Holdings Ltd.	Beverages	649,000	8,298,034
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	94,400	1,517,887
Asahi Kasei Corp.	Chemicals	554,600	3,883,016
Asics Corp.	Textiles, Apparel & Luxury Goods	283,200	5,956,025
Astellas Pharma, Inc.	Pharmaceuticals	814,200	7,875,754
Azbil Corp.	Electronic Equipment, Instruments & Components	224,200	1,726,403
Bandai Namco Holdings, Inc.	Leisure Products	295,000	9,871,473
BayCurrent, Inc.	Professional Services	59,000	2,552,695
Bic Camera, Inc.	Specialty Retail	70,800	740,952
BIPROGY, Inc.	IT Services	35,400	1,084,915
Bridgestone Corp.	Automobile Components	259,600	10,407,262
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	106,200	1,913,219
Calbee, Inc.	Food Products	35,400	661,294
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	23,600	805,026
Canon, Inc.	Technology Hardware, Storage & Peripherals	413,000	12,828,574
Capcom Co. Ltd.	Entertainment	165,200	4,047,698
Casio Computer Co. Ltd.	Household Durables	94,400	771,095
Central Japan Railway Co.	Ground Transportation	413,000	7,882,185
Chiba Bank Ltd.	Banks	306,800	2,870,223
Chubu Electric Power Co., Inc.	Electric Utilities	306,800	3,329,787
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	295,000	13,412,498
Chugin Financial Group, Inc.	Banks	70,800	790,665
Chugoku Electric Power Co., Inc.	Electric Utilities	141,600	814,337
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	59,000	963,869
COMSYS Holdings Corp.	Construction & Engineering	47,200	1,002,140
Concordia Financial Group Ltd.	Banks	483,800	3,174,432
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	28,400	1,216,410
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	13,880	697,806
Credit Saison Co. Ltd.	Consumer Finance	59,000	1,391,160
CyberAgent, Inc.	Media	188,800	1,426,037
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	200,600	2,843,197
Daicel Corp.	Chemicals	106,200	921,456
Daido Steel Co. Ltd.	Metals & Mining	70,800	563,408
Daifuku Co. Ltd.	Machinery	153,400	3,736,009
Dai-ichi Life Holdings, Inc.	Insurance	1,604,800	12,158,877
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	849,600	19,947,476
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Daikin Industries Ltd.	Building Products	127,706	$ 13,783,435
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	26,314	2,694,924
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	259,600	8,572,320
	Daiwa House REIT Investment Corp.	Diversified REITs	1,062	1,681,701
	Daiwa Office Investment Corp.	Office REITs	236	465,403
	Daiwa Securities Group, Inc.	Capital Markets	613,600	4,077,810
	Daiwa Securities Living Investments Corp.	Residential REITs	944	559,936
	Denka Co. Ltd.	Chemicals	35,400	506,002
	Denso Corp.	Automobile Components	826,000	10,185,529
	Dentsu Group, Inc.	Media	118,000	2,596,095
	Dentsu Soken, Inc.	IT Services	11,800	479,765
	Dexerials Corp.	Electronic Equipment, Instruments & Components	70,800	859,552
	DIC Corp.	Chemicals	35,400	720,120
	Disco Corp.	Semiconductors & Semiconductor Equipment	42,702	8,536,688
	DMG Mori Co. Ltd.	Machinery	59,000	1,141,216
	Dowa Holdings Co. Ltd.	Metals & Mining	23,600	730,536
	East Japan Railway Co.	Ground Transportation	495,600	9,783,410
	Ebara Corp.	Machinery	212,400	3,192,960
	Eisai Co. Ltd.	Pharmaceuticals	129,800	3,597,840
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	70,800	1,198,780
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,239,000	6,481,675
	EXEO Group, Inc.	Construction & Engineering	82,600	927,966
	Ezaki Glico Co. Ltd.	Food Products	23,600	729,905
	FANUC Corp.	Machinery	424,800	11,533,289
	Fast Retailing Co. Ltd.	Specialty Retail	82,600	24,337,007
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	47,200	1,404,890
	FP Corp.	Containers & Packaging	23,600	445,203
	Frontier Real Estate Investment Corp.	Retail REITs	1,180	624,167
	Fuji Electric Co. Ltd.	Electrical Equipment	59,000	2,484,044
	Fuji Media Holdings, Inc.	Media	23,600	402,750
	Fuji Oil Holdings, Inc.	Food Products	23,600	483,237
	Fuji Soft, Inc.	Software	11,800	774,883
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	531,000	10,100,505
	Fujikura Ltd.	Electrical Equipment	118,000	4,259,489
	Fujitec Co. Ltd.	Machinery	35,400	1,398,340
	Fujitsu General Ltd.	Household Durables	23,600	436,838
	Fujitsu Ltd.	IT Services	790,600	15,601,582
	Fukuoka Financial Group, Inc.	Banks	70,800	1,861,139
	Furukawa Electric Co. Ltd.	Electrical Equipment	23,600	778,039
	Fuyo General Lease Co. Ltd.	Financial Services	35,400	913,525
	GLP J-Reit	Industrial REITs	2,124	1,712,949
	GMO internet group, Inc.	IT Services	23,600	484,499
	GMO Payment Gateway, Inc.	Financial Services	18,300	969,702
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	15,880	877,042
	GS Yuasa Corp.	Electrical Equipment	35,400	564,000
	Gunma Bank Ltd.	Banks	153,400	1,263,288
	Hachijuni Bank Ltd.	Banks	188,800	1,333,241
	Hakuhodo DY Holdings, Inc.	Media	106,200	768,412
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	129,800	1,264,235
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	94,400	2,540,859
	Harmonic Drive Systems, Inc.	Machinery	23,600	498,703
	Haseko Corp.	Household Durables	118,000	1,550,555
	Heiwa Corp.	Hotels, Restaurants & Leisure	23,600	369,924
	Hikari Tsushin, Inc.	Industrial Conglomerates	11,200	2,887,254
[a]	Hino Motors Ltd.	Machinery	118,000	330,864
	Hirogin Holdings, Inc.	Banks	129,800	1,051,576
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	11,800	1,361,174
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	23,600	$ 638,687
Hitachi Construction Machinery Co. Ltd.	Machinery	47,200	1,245,810
Hitachi Ltd.	Industrial Conglomerates	2,006,000	46,387,241
Honda Motor Co. Ltd.	Automobiles	2,100,400	18,856,406
Horiba Ltd.	Electronic Equipment, Instruments & Components	17,500	1,164,053
Hoshizaki Corp.	Machinery	52,600	2,030,274
House Foods Group, Inc.	Food Products	35,400	644,723
Hoya Corp.	Health Care Equipment & Supplies	160,320	17,989,632
Hulic Co. Ltd.	Real Estate Management & Development	271,400	2,608,010
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	47,200	1,259,066
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	531,000	3,739,087
IHI Corp.	Machinery	59,000	4,071,686
Iida Group Holdings Co. Ltd.	Household Durables	59,000	899,756
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	1,062	825,227
INFRONEER Holdings, Inc.	Construction & Engineering	82,600	666,975
Inpex Corp.	Oil, Gas & Consumable Fuels	365,800	5,032,991
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	59,000	1,025,418
Invincible Investment Corp.	Hotel & Resort REITs	3,540	1,491,374
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	165,200	2,363,551
Isuzu Motors Ltd.	Automobiles	247,800	3,341,505
Ito En Ltd.	Beverages	23,600	504,542
ITOCHU Corp.	Trading Companies & Distributors	613,600	28,316,528
Itoham Yonekyu Holdings, Inc.	Food Products	11,800	330,233
Iwatani Corp.	Oil, Gas & Consumable Fuels	94,400	943,432
Iyogin Holdings, Inc.	Banks	118,000	1,387,214
Izumi Co. Ltd.	Broadline Retail	23,600	499,334
J Front Retailing Co. Ltd.	Broadline Retail	106,200	1,307,437
Japan Airlines Co. Ltd.	Passenger Airlines	70,800	1,210,380
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	35,400	973,417
Japan Exchange Group, Inc.	Capital Markets	472,000	4,821,319
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	2,360	1,144,175
Japan Logistics Fund, Inc.	Industrial REITs	1,298	799,424
Japan Metropolitan Fund Invest	Retail REITs	3,186	2,038,921
Japan Post Bank Co. Ltd.	Banks	849,600	8,556,223
Japan Post Holdings Co. Ltd.	Insurance	837,800	8,364,554
Japan Post Insurance Co. Ltd.	Insurance	82,600	1,676,967
Japan Prime Realty Investment Corp.	Office REITs	472	1,073,158
Japan Real Estate Investment Corp.	Office REITs	3,186	2,286,063
Japan Steel Works Ltd.	Machinery	23,600	826,331
Japan Tobacco, Inc.	Tobacco	507,400	13,959,099
Jeol Ltd.	Electronic Equipment, Instruments & Components	23,600	722,803
JFE Holdings, Inc.	Metals & Mining	271,400	3,320,358
JGC Holdings Corp.	Construction & Engineering	94,400	742,688
JMDC, Inc.	Health Care Technology	11,800	217,788
JTEKT Corp.	Automobile Components	106,200	800,726
Justsystems Corp.	Software	11,800	265,922
Kadokawa Corp.	Media	47,200	1,121,765
Kagome Co. Ltd.	Food Products	47,200	927,177
Kajima Corp.	Construction & Engineering	200,600	4,088,731
Kakaku.com, Inc.	Interactive Media & Services	47,200	673,406
Kamigumi Co. Ltd.	Transportation Infrastructure	35,400	827,120
Kandenko Co. Ltd.	Construction & Engineering	47,200	845,585
Kaneka Corp.	Chemicals	23,600	600,968
Kansai Electric Power Co., Inc.	Electric Utilities	436,600	5,175,027
Kansai Paint Co. Ltd.	Chemicals	70,800	1,010,820
Kao Corp.	Personal Care Products	212,400	9,193,963
franklintempleton.com	Annual Report	108

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kawasaki Heavy Industries Ltd.	Machinery	70,800	$ 4,226,979
[b]	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	177,000	2,395,075
	KDDI Corp.	Wireless Telecommunication Services	1,345,200	21,225,086
	KDX Realty Investment Corp.	Diversified REITs	1,770	1,749,405
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	47,200	1,027,706
	Keikyu Corp.	Ground Transportation	118,000	1,193,888
	Keio Corp.	Ground Transportation	59,000	1,502,026
	Keisei Electric Railway Co. Ltd.	Ground Transportation	200,600	1,807,600
	Kewpie Corp.	Food Products	47,200	921,653
	Keyence Corp.	Electronic Equipment, Instruments & Components	83,877	32,801,437
	Kikkoman Corp.	Food Products	413,000	3,979,758
	Kinden Corp.	Construction & Engineering	59,000	1,321,720
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	82,600	1,762,030
	Kirin Holdings Co. Ltd.	Beverages	354,000	4,917,982
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	26,180	992,823
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	59,000	1,390,370
	Kobe Steel Ltd.	Metals & Mining	153,400	1,774,656
	Koei Tecmo Holdings Co. Ltd.	Entertainment	70,800	931,043
	Koito Manufacturing Co. Ltd.	Automobile Components	82,600	1,014,963
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	47,200	764,783
	Kokuyo Co. Ltd.	Commercial Services & Supplies	47,200	900,821
	Komatsu Ltd.	Machinery	413,000	11,892,323
	Konami Group Corp.	Entertainment	43,200	5,078,614
[a]	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	200,600	674,882
	Kose Corp.	Personal Care Products	15,280	635,560
	Kotobuki Spirits Co. Ltd.	Food Products	47,200	766,992
	K’s Holdings Corp.	Specialty Retail	59,000	537,171
	Kubota Corp.	Machinery	413,000	5,056,861
	Kuraray Co. Ltd.	Chemicals	141,600	1,735,201
	Kurita Water Industries Ltd.	Machinery	47,200	1,448,763
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	23,600	536,579
	Kyocera Corp.	Electronic Equipment, Instruments & Components	601,800	6,742,784
	Kyoto Financial Group, Inc.	Banks	129,800	1,975,123
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	106,200	1,543,217
	Kyudenko Corp.	Construction & Engineering	23,600	759,101
	Kyushu Electric Power Co., Inc.	Electric Utilities	188,800	1,648,244
	Kyushu Financial Group, Inc.	Banks	165,200	812,964
	Kyushu Railway Co.	Ground Transportation	70,800	1,728,100
	LaSalle Logiport REIT	Industrial REITs	826	769,438
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	39,100	3,315,421
	Lion Corp.	Household Products	106,200	1,258,790
	Lixil Corp.	Building Products	118,000	1,363,147
	LY Corp.	Interactive Media & Services	1,132,800	3,835,339
	M3, Inc.	Health Care Technology	188,800	2,148,840
	Mabuchi Motor Co. Ltd.	Electrical Equipment	47,200	723,119
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	59,000	760,088
	Makita Corp.	Machinery	106,200	3,497,626
	Marubeni Corp.	Trading Companies & Distributors	719,800	11,453,552
	Marui Group Co. Ltd.	Consumer Finance	82,600	1,491,097
	Maruichi Steel Tube Ltd.	Metals & Mining	23,600	525,216
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	669,092
	Matsui Securities Co. Ltd.	Capital Markets	47,200	240,514
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	165,200	2,585,600
	Mazda Motor Corp.	Automobiles	259,600	1,635,650
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	35,400	1,351,705
	Mebuki Financial Group, Inc.	Banks	424,800	2,061,504
	Medipal Holdings Corp.	Health Care Providers & Services	94,400	1,474,014
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	MEIJI Holdings Co. Ltd.	Food Products	118,000	$ 2,564,531
[a]	Mercari, Inc.	Broadline Retail	59,000	929,149
	Minebea Mitsumi, Inc.	Machinery	165,200	2,401,111
	MISUMI Group, Inc.	Machinery	118,000	1,946,282
	Mitsubishi Chemical Group Corp.	Chemicals	578,200	2,849,628
	Mitsubishi Corp.	Trading Companies & Distributors	1,699,200	29,844,515
	Mitsubishi Electric Corp.	Electrical Equipment	885,000	16,097,365
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	531,000	8,635,763
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	82,600	1,284,515
	Mitsubishi HC Capital, Inc.	Financial Services	389,400	2,623,515
	Mitsubishi Heavy Industries Ltd.	Machinery	1,463,200	24,716,084
	Mitsubishi Logistics Corp.	Transportation Infrastructure	141,600	915,656
	Mitsubishi Materials Corp.	Metals & Mining	59,000	964,066
	Mitsubishi Motors Corp.	Automobiles	283,200	774,378
	Mitsubishi UFJ Financial Group, Inc.	Banks	5,097,600	68,552,050
	Mitsui & Co. Ltd.	Trading Companies & Distributors	1,309,800	24,520,430
	Mitsui Chemicals, Inc.	Chemicals	82,600	1,845,989
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,250,800	11,128,724
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	1,416	974,364
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	23,600	685,716
	Mitsui OSK Lines Ltd.	Marine Transportation	141,600	4,912,537
	Miura Co. Ltd.	Machinery	47,200	933,174
	Mizuho Financial Group, Inc.	Banks	1,156,400	31,326,577
[a]	Money Forward, Inc.	Software	23,600	632,058
	MonotaRO Co. Ltd.	Trading Companies & Distributors	106,200	1,986,723
	Mori Hills REIT Investment Corp., Class C	Office REITs	708	634,426
	Morinaga & Co. Ltd.	Food Products	35,400	592,999
	Morinaga Milk Industry Co. Ltd.	Food Products	35,400	737,401
	MS&AD Insurance Group Holdings, Inc.	Insurance	590,000	12,724,020
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	755,200	11,643,130
	Nabtesco Corp.	Machinery	47,200	729,274
	Nagase & Co. Ltd.	Trading Companies & Distributors	47,200	837,536
	Nagoya Railroad Co. Ltd.	Ground Transportation	82,600	962,764
	Nankai Electric Railway Co. Ltd.	Ground Transportation	47,200	773,463
	NEC Corp.	IT Services	556,000	11,693,326
	Nexon Co. Ltd.	Entertainment	188,800	2,575,578
	NGK Insulators Ltd.	Machinery	106,200	1,303,531
	NH Foods Ltd.	Food Products	35,400	1,186,471
	NHK Spring Co. Ltd.	Automobile Components	70,800	760,364
	Nichias Corp.	Building Products	23,600	728,327
	Nichirei Corp.	Food Products	94,400	1,122,081
	NIDEC Corp.	Electrical Equipment	472,000	7,865,615
	Nifco, Inc.	Automobile Components	35,400	847,952
	Nihon Kohden Corp.	Health Care Equipment & Supplies	70,800	948,561
	Nihon M&A Center Holdings, Inc.	Capital Markets	129,800	502,048
	Nikon Corp.	Household Durables	129,800	1,286,369
	Nintendo Co. Ltd.	Entertainment	472,000	31,910,659
	Nippon Accommodations Fund, Inc.	Residential REITs	1,062	773,384
	Nippon Building Fund, Inc.	Office REITs	3,422	2,915,359
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	35,400	825,463
	Nippon Express Holdings, Inc.	Air Freight & Logistics	94,400	1,717,052
	Nippon Kayaku Co. Ltd.	Chemicals	70,800	668,514
	Nippon Paint Holdings Co. Ltd.	Chemicals	448,400	3,361,351
	Nippon Prologis REIT, Inc.	Industrial REITs	1,180	1,827,524
	Nippon Sanso Holdings Corp.	Chemicals	82,600	2,493,356
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	23,600	600,021
	Nippon Shokubai Co. Ltd.	Chemicals	47,200	549,835
franklintempleton.com	Annual Report	110

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Steel Corp.	Metals & Mining	436,600	$ 9,328,186
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	12,673,200	12,263,020
	Nippon Television Holdings, Inc.	Media	23,600	481,974
	Nippon Yusen KK	Marine Transportation	188,800	6,212,952
	Nipro Corp.	Health Care Equipment & Supplies	47,200	428,790
	Nissan Chemical Corp.	Chemicals	59,000	1,753,350
[a]	Nissan Motor Co. Ltd.	Automobiles	967,600	2,450,382
	Nisshin Seifun Group, Inc.	Food Products	106,200	1,228,963
	Nissin Foods Holdings Co. Ltd.	Food Products	94,400	1,927,265
	Niterra Co. Ltd.	Automobile Components	82,600	2,497,222
	Nitori Holdings Co. Ltd.	Specialty Retail	35,400	3,510,646
	Nitto Denko Corp.	Chemicals	318,600	5,827,009
	NOF Corp.	Chemicals	94,400	1,275,164
	NOK Corp.	Automobile Components	47,200	691,082
	Nomura Holdings, Inc.	Capital Markets	1,345,200	8,169,792
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	236,000	1,374,589
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	2,006	1,911,562
	Nomura Research Institute Ltd.	IT Services	188,800	6,105,636
	NS Solutions Corp.	IT Services	23,600	605,072
	NSK Ltd.	Machinery	188,800	805,500
	NTT Data Group Corp.	IT Services	259,600	4,655,058
	Obayashi Corp.	Construction & Engineering	306,800	4,070,424
	OBIC Business Consultants Co. Ltd.	Software	11,800	572,009
	Obic Co. Ltd.	IT Services	150,860	4,347,036
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	129,800	1,282,897
	Oji Holdings Corp.	Paper & Forest Products	389,400	1,633,220
	OKUMA Corp.	Machinery	23,600	538,157
	Olympus Corp.	Health Care Equipment & Supplies	507,400	6,608,008
	Omron Corp.	Electronic Equipment, Instruments & Components	82,600	2,326,543
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	200,600	2,149,669
	Open House Group Co. Ltd.	Household Durables	35,400	1,318,800
	Oracle Corp.	Software	14,720	1,541,003
	Organo Corp.	Machinery	11,800	502,648
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	495,600	9,760,211
	ORIX Corp.	Financial Services	495,600	10,220,880
	Orix JREIT, Inc.	Office REITs	1,180	1,390,370
	Osaka Gas Co. Ltd.	Gas Utilities	165,200	3,737,272
	Otsuka Corp.	IT Services	106,200	2,298,136
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	200,600	10,400,239
	PALTAC Corp.	Distributors	11,800	313,978
	Pan Pacific International Holdings Corp.	Broadline Retail	177,000	4,839,862
	Panasonic Holdings Corp.	Household Durables	1,003,000	11,881,868
	Park24 Co. Ltd.	Commercial Services & Supplies	59,000	811,773
[a]	PeptiDream, Inc.	Biotechnology	35,400	515,352
	Persol Holdings Co. Ltd.	Professional Services	802,400	1,330,179
	Pola Orbis Holdings, Inc.	Personal Care Products	35,400	301,234
	Rakus Co. Ltd.	Software	47,200	631,269
[a]	Rakuten Bank Ltd.	Banks	35,400	1,523,095
[a]	Rakuten Group, Inc.	Broadline Retail	637,200	3,627,447
	Recruit Holdings Co. Ltd.	Professional Services	649,000	33,231,196
	Relo Group, Inc.	Real Estate Management & Development	47,200	584,713
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	743,400	9,880,350
	Rengo Co. Ltd.	Containers & Packaging	94,400	500,155
	Resona Holdings, Inc.	Banks	991,200	8,530,657
	Resonac Holdings Corp.	Chemicals	82,600	1,638,301
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	70,800	687,215
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	247,800	2,613,218
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Rinnai Corp.	Household Durables	47,200	$ 1,090,833
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	153,400	1,465,373
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	94,400	1,411,834
	Rorze Corp.	Semiconductors & Semiconductor Equipment	47,200	442,046
	Ryohin Keikaku Co. Ltd.	Broadline Retail	106,200	2,884,032
	Sankyo Co. Ltd.	Leisure Products	70,800	1,029,048
	Sankyu, Inc.	Air Freight & Logistics	23,600	967,736
	Sanrio Co. Ltd.	Specialty Retail	94,400	4,336,820
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	141,600	1,342,710
	Sanwa Holdings Corp.	Building Products	82,600	2,634,208
	Sapporo Holdings Ltd.	Beverages	23,600	1,203,830
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	47,200	625,430
	SBI Holdings, Inc.	Capital Markets	129,800	3,457,225
	SBI Sumishin Net Bank Ltd.	Banks	23,600	641,527
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	35,400	2,271,386
	SCSK Corp.	IT Services	70,800	1,747,038
	Secom Co. Ltd.	Commercial Services & Supplies	188,800	6,422,533
	Sega Sammy Holdings, Inc.	Leisure Products	70,800	1,361,884
	Seibu Holdings, Inc.	Ground Transportation	82,600	1,823,895
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	129,800	2,071,471
	Seino Holdings Co. Ltd.	Ground Transportation	59,000	909,817
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	177,000	3,011,746
	Sekisui House Ltd.	Household Durables	247,800	5,534,653
	Sekisui House Reit, Inc.	Diversified REITs	1,888	1,006,243
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,038,400	15,019,789
	Seven Bank Ltd.	Banks	295,000	552,361
	SG Holdings Co. Ltd.	Air Freight & Logistics	188,800	1,888,758
[a]	Sharp Corp.	Household Durables	94,400	595,918
[a]	SHIFT, Inc.	IT Services	70,800	544,706
	Shikoku Electric Power Co., Inc.	Electric Utilities	70,800	548,021
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	118,000	2,943,293
	Shimamura Co. Ltd.	Specialty Retail	23,600	1,351,390
	Shimano, Inc.	Leisure Products	39,438	5,534,348
	Shimizu Corp.	Construction & Engineering	236,000	2,088,712
	Shin-Etsu Chemical Co. Ltd.	Chemicals	873,200	24,735,022
	Shionogi & Co. Ltd.	Pharmaceuticals	354,000	5,316,865
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	35,400	474,399
	Shiseido Co. Ltd.	Personal Care Products	177,000	3,337,836
	Shizuoka Financial Group, Inc.	Banks	200,600	2,177,169
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	23,600	753,262
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	106,200	2,129,823
	SMC Corp.	Machinery	25,231	8,954,187
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	82,600	985,687
	SoftBank Corp.	Wireless Telecommunication Services	12,496,200	17,414,793
	SoftBank Group Corp.	Wireless Telecommunication Services	466,100	23,311,234
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	177,000	1,328,033
	Sojitz Corp.	Trading Companies & Distributors	94,400	2,071,826
	Sompo Holdings, Inc.	Insurance	436,600	13,199,603
	Sony Group Corp.	Household Durables	2,702,200	68,033,857
	Sotetsu Holdings, Inc.	Ground Transportation	35,400	518,193
	Square Enix Holdings Co. Ltd.	Entertainment	35,400	1,646,192
	Stanley Electric Co. Ltd.	Automobile Components	59,000	1,106,891
	Subaru Corp.	Automobiles	259,600	4,591,695
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	35,400	665,910
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	153,400	1,033,506
	Sumitomo Bakelite Co. Ltd.	Chemicals	23,600	525,689
	Sumitomo Chemical Co. Ltd.	Chemicals	684,400	1,654,020
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Corp.	Trading Companies & Distributors	542,800	$ 12,239,679
	Sumitomo Electric Industries Ltd.	Automobile Components	342,200	5,643,073
	Sumitomo Forestry Co. Ltd.	Household Durables	59,000	1,778,996
	Sumitomo Heavy Industries Ltd.	Machinery	47,200	962,686
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	106,200	2,304,527
	Sumitomo Mitsui Financial Group, Inc.	Banks	1,675,600	42,523,084
	Sumitomo Mitsui Trust Group, Inc.	Banks	318,600	7,925,585
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	188,800	7,061,378
	Sumitomo Rubber Industries Ltd.	Automobile Components	82,600	1,040,095
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	29,740	837,071
	Suntory Beverage & Food Ltd.	Beverages	59,000	1,952,200
	Suzuken Co. Ltd.	Health Care Providers & Services	35,400	1,169,426
	Suzuki Motor Corp.	Automobiles	826,000	9,997,726
	Sysmex Corp.	Health Care Equipment & Supplies	271,400	5,148,869
	T&D Holdings, Inc.	Insurance	236,000	5,009,121
	Taiheiyo Cement Corp.	Construction Materials	47,200	1,230,028
	Taisei Corp.	Construction & Engineering	70,800	3,129,044
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	59,000	973,338
	Takara Holdings, Inc.	Beverages	82,600	632,729
	Takasago Thermal Engineering Co. Ltd.	Building Products	23,600	876,202
	Takashimaya Co. Ltd.	Broadline Retail	129,800	1,050,274
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	708,000	20,893,433
	TBS Holdings, Inc.	Media	11,800	336,466
	TDK Corp.	Electronic Equipment, Instruments & Components	861,400	8,905,473
	TechnoPro Holdings, Inc.	Professional Services	47,200	1,041,594
	Teijin Ltd.	Chemicals	82,600	723,869
	Terumo Corp.	Health Care Equipment & Supplies	649,000	12,138,913
	THK Co. Ltd.	Machinery	59,000	1,432,192
	TIS, Inc.	IT Services	106,200	2,935,875
	Tobu Railway Co. Ltd.	Ground Transportation	82,600	1,408,796
	Toda Corp.	Construction & Engineering	106,200	626,448
	Toei Animation Co. Ltd.	Entertainment	23,600	489,234
	Toho Co. Ltd.	Entertainment	47,200	2,336,327
	Toho Gas Co. Ltd.	Gas Utilities	35,400	979,099
	Tohoku Electric Power Co., Inc.	Electric Utilities	212,400	1,465,807
	Tokai Carbon Co. Ltd.	Chemicals	94,400	600,463
	Tokio Marine Holdings, Inc.	Insurance	861,400	33,041,263
	Tokyo Century Corp.	Financial Services	118,000	1,153,250
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	672,600	1,932,702
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	200,600	26,976,501
	Tokyo Gas Co. Ltd.	Gas Utilities	165,200	5,261,787
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	47,200	977,520
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	16,800	894,375
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	94,400	1,594,902
	Tokyu Corp.	Ground Transportation	212,400	2,393,299
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	271,400	1,811,814
	Tomy Co. Ltd.	Leisure Products	35,400	820,492
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	118,000	3,198,957
	Toray Industries, Inc.	Chemicals	696,200	4,730,100
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	23,600	638,529
	Tosoh Corp.	Chemicals	129,800	1,782,428
	TOTO Ltd.	Building Products	70,800	1,843,148
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	59,000	964,658
	Toyo Suisan Kaisha Ltd.	Food Products	41,400	2,434,610
	Toyo Tire Corp.	Automobile Components	47,200	862,314
	Toyoda Gosei Co. Ltd.	Automobile Components	35,400	634,899
	Toyota Boshoku Corp.	Automobile Components	35,400	470,730
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toyota Industries Corp.	Machinery	70,800	$ 6,015,207
	Toyota Motor Corp.	Automobiles	5,286,400	92,478,416
	Toyota Tsusho Corp.	Trading Companies & Distributors	306,800	5,114,701
	Trend Micro, Inc.	Software	59,000	3,951,351
	TS Tech Co. Ltd.	Automobile Components	35,400	397,700
	Tsumura & Co.	Pharmaceuticals	35,400	1,021,473
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	18,150	1,130,703
	UBE Corp.	Chemicals	47,200	686,347
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	23,600	802,343
	Unicharm Corp.	Household Products	554,600	4,411,507
	United Urban Investment Corp.	Diversified REITs	944	938,066
	Ushio, Inc.	Electrical Equipment	35,400	438,180
	USS Co. Ltd.	Specialty Retail	188,800	1,756,822
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	47,200	682,560
	West Japan Railway Co.	Ground Transportation	200,600	3,912,330
[b]	Workman Co. Ltd.	Specialty Retail	23,600	662,044
	Yakult Honsha Co. Ltd.	Food Products	129,800	2,476,824
	Yamada Holdings Co. Ltd.	Specialty Retail	259,600	747,691
	Yamaguchi Financial Group, Inc.	Banks	82,600	970,498
	Yamaha Corp.	Leisure Products	177,000	1,368,868
	Yamaha Motor Co. Ltd.	Automobiles	401,200	3,198,010
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	118,000	1,547,793
	Yamato Kogyo Co. Ltd.	Metals & Mining	15,000	793,233
	Yamazaki Baking Co. Ltd.	Food Products	59,000	1,136,285
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	11,800	725,092
	Yaskawa Electric Corp.	Machinery	118,000	2,943,293
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	106,200	2,054,545
	Yokohama Rubber Co. Ltd.	Automobile Components	59,000	1,358,018
	Zenkoku Hosho Co. Ltd.	Financial Services	47,200	935,068
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	35,400	1,905,881
	Zeon Corp.	Chemicals	70,800	707,811
	ZOZO, Inc.	Specialty Retail	212,400	2,035,370
	Total Common Stocks (Cost $2,003,343,596)			2,040,693,124
	Total Investments before Short-Term Investments (Cost $2,003,343,596)			2,040,693,124
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1,489,374	1,489,374
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	144,665	$ 144,665
	Total Short-Term Investments (Cost $1,634,039)			1,634,039
	Total Investments (Cost $2,004,977,635) 98.9%			2,042,327,163
	Other Assets, less Liabilities 1.1%			21,747,941
	Net Assets 100.0%			$ 2,064,075,104
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
TOPIX Index Future	Long	125	$ 22,251,571	6/12/25	$ (880,542)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Japan Hedged ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$31.46	$26.57	$30.90	$30.70	$21.35
Income from investment operations[a]:
Net investment income[b]	0.72	0.80	0.58	0.68	0.88
Net realized and unrealized gains (losses)	(0.10)	10.79	1.56	(0.08)	8.47
Total from investment operations	0.62	11.59	2.14	0.60	9.35
Less distributions from:
Net investment income	(1.38)	(2.32)	(0.92)	(0.40)	—
Net realized gains	(0.21)	(4.38)	(5.55)	—	—
Total distributions	(1.59)	(6.70)	(6.47)	(0.40)	—
Net asset value, end of year	$30.49	$31.46	$26.57	$30.90	$30.70
Total return[c]	2.02%	49.20%	8.15%	1.93%	43.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]
Net investment income	2.33%	2.61%	1.99%	2.22%	3.29%
Supplemental data
Net assets, end of year (000’s)	$85,384	$50,342	$13,284	$24,720	$24,563
Portfolio turnover rate[e]	22.39%[f]	21.18%[f]	31.96%[f]	5.46%[f]	6.31%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	21.79%	20.83%	31.39%	5.03%	6.31%
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Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Japan Hedged ETF
	Industry	Shares	Value
Common Stocks 98.8%
Japan 98.8%
ABC-Mart, Inc.	Specialty Retail	1,485	$ 27,646
Acom Co. Ltd.	Consumer Finance	5,600	14,298
Activia Properties, Inc.	Diversified REITs	12	27,284
Advance Residence Investment Corp.	Residential REITs	56	53,588
Advantest Corp.	Semiconductors & Semiconductor Equipment	13,816	597,948
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	14,080	353,083
AEON Financial Service Co. Ltd.	Consumer Finance	2,800	24,706
Aeon Mall Co. Ltd.	Real Estate Management & Development	1,630	25,528
AEON REIT Investment Corp.	Retail REITs	28	23,180
AGC, Inc.	Building Products	3,214	97,684
Aica Kogyo Co. Ltd.	Chemicals	1,017	22,422
Air Water, Inc.	Chemicals	2,800	35,351
Aisin Corp.	Automobile Components	11,032	119,733
Ajinomoto Co., Inc.	Food Products	17,848	353,105
Alfresa Holdings Corp.	Health Care Providers & Services	2,800	39,536
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	3,616	36,779
Amada Co. Ltd.	Machinery	5,600	54,206
Amano Corp.	Electronic Equipment, Instruments & Components	1,096	29,185
ANA Holdings, Inc.	Passenger Airlines	2,800	51,669
Aozora Bank Ltd.	Banks	2,800	38,544
As One Corp.	Health Care Providers & Services	1,048	16,241
Asahi Group Holdings Ltd.	Beverages	28,000	358,005
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,500	56,278
Asahi Kasei Corp.	Chemicals	22,364	156,581
Asics Corp.	Textiles, Apparel & Luxury Goods	11,872	249,682
Astellas Pharma, Inc.	Pharmaceuticals	33,600	325,013
Azbil Corp.	Electronic Equipment, Instruments & Components	8,864	68,255
Bandai Namco Holdings, Inc.	Leisure Products	11,880	397,536
BayCurrent, Inc.	Professional Services	2,500	108,165
Bic Camera, Inc.	Specialty Retail	2,800	29,303
BIPROGY, Inc.	IT Services	1,389	42,569
Bridgestone Corp.	Automobile Components	10,340	414,527
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	4,152	74,799
Calbee, Inc.	Food Products	1,372	25,630
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	898	30,632
Canon, Inc.	Technology Hardware, Storage & Peripherals	16,784	521,343
Capcom Co. Ltd.	Entertainment	6,636	162,594
Casio Computer Co. Ltd.	Household Durables	3,920	32,020
Central Japan Railway Co.	Ground Transportation	16,800	320,631
Chiba Bank Ltd.	Banks	14,000	130,975
Chubu Electric Power Co., Inc.	Electric Utilities	12,700	137,837
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	12,231	556,096
Chugin Financial Group, Inc.	Banks	2,800	31,269
Chugoku Electric Power Co., Inc.	Electric Utilities	5,600	32,205
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	2,800	45,743
COMSYS Holdings Corp.	Construction & Engineering	1,991	42,272
Concordia Financial Group Ltd.	Banks	19,600	128,605
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	1,194	51,141
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	620	31,170
Credit Saison Co. Ltd.	Consumer Finance	2,800	66,021
CyberAgent, Inc.	Media	8,400	63,447
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	8,120	115,089
Daicel Corp.	Chemicals	5,600	48,589
Daido Steel Co. Ltd.	Metals & Mining	2,800	22,282
Daifuku Co. Ltd.	Machinery	6,720	163,664
Dai-ichi Life Holdings, Inc.	Insurance	67,552	511,812
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	34,829	817,739
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Daikin Industries Ltd.	Building Products	5,252	$ 566,854
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,048	107,330
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	11,200	369,838
	Daiwa House REIT Investment Corp.	Diversified REITs	42	66,508
	Daiwa Office Investment Corp.	Office REITs	10	19,720
	Daiwa Securities Group, Inc.	Capital Markets	25,200	167,472
	Daiwa Securities Living Investments Corp.	Residential REITs	28	16,608
	Denka Co. Ltd.	Chemicals	1,496	21,384
	Denso Corp.	Automobile Components	34,305	423,020
	Dentsu Group, Inc.	Media	4,596	101,116
	Dentsu Soken, Inc.	IT Services	428	17,402
	Dexerials Corp.	Electronic Equipment, Instruments & Components	2,800	33,994
	DIC Corp.	Chemicals	1,625	33,056
	Disco Corp.	Semiconductors & Semiconductor Equipment	1,750	349,848
	DMG Mori Co. Ltd.	Machinery	2,800	54,159
	Dowa Holdings Co. Ltd.	Metals & Mining	814	25,197
	East Japan Railway Co.	Ground Transportation	20,068	396,153
	Ebara Corp.	Machinery	8,400	126,275
	Eisai Co. Ltd.	Pharmaceuticals	5,016	139,035
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	3,150	53,336
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	50,400	263,661
	EXEO Group, Inc.	Construction & Engineering	3,646	40,961
	Ezaki Glico Co. Ltd.	Food Products	1,012	31,299
	FANUC Corp.	Machinery	17,424	473,060
	Fast Retailing Co. Ltd.	Specialty Retail	3,400	1,001,765
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	2,119	63,071
	FP Corp.	Containers & Packaging	908	17,129
	Frontier Real Estate Investment Corp.	Retail REITs	44	23,274
	Fuji Electric Co. Ltd.	Electrical Equipment	2,560	107,782
	Fuji Oil Holdings, Inc.	Food Products	932	19,084
	Fuji Soft, Inc.	Software	465	30,536
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	22,468	427,379
	Fujikura Ltd.	Electrical Equipment	4,900	176,877
	Fujitec Co. Ltd.	Machinery	1,400	55,302
	Fujitsu General Ltd.	Household Durables	1,120	20,731
	Fujitsu Ltd.	IT Services	32,900	649,244
	Fukuoka Financial Group, Inc.	Banks	2,800	73,604
	Furukawa Electric Co. Ltd.	Electrical Equipment	1,200	39,561
	Fuyo General Lease Co. Ltd.	Financial Services	1,008	26,012
	GLP J-Reit	Industrial REITs	84	67,744
	GMO internet group, Inc.	IT Services	1,151	23,630
	GMO Payment Gateway, Inc.	Financial Services	707	37,463
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	622	34,353
	GS Yuasa Corp.	Electrical Equipment	1,722	27,435
	Gunma Bank Ltd.	Banks	5,600	46,117
	Hachijuni Bank Ltd.	Banks	8,400	59,318
	Hakuhodo DY Holdings, Inc.	Media	2,800	20,259
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	5,600	54,543
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	3,969	106,829
	Harmonic Drive Systems, Inc.	Machinery	816	17,243
	Haseko Corp.	Household Durables	5,600	73,586
	Heiwa Corp.	Hotels, Restaurants & Leisure	1,040	16,302
	Hikari Tsushin, Inc.	Industrial Conglomerates	462	119,099
[a]	Hino Motors Ltd.	Machinery	5,600	15,702
	Hirogin Holdings, Inc.	Banks	5,600	45,368
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	564	65,060
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	1,126	30,473
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	Machinery	1,991	$ 52,551
Hitachi Ltd.	Industrial Conglomerates	82,600	1,910,063
Honda Motor Co. Ltd.	Automobiles	86,800	779,250
Horiba Ltd.	Electronic Equipment, Instruments & Components	686	45,631
Hoshizaki Corp.	Machinery	2,218	85,611
House Foods Group, Inc.	Food Products	1,416	25,789
Hoya Corp.	Health Care Equipment & Supplies	6,512	730,717
Hulic Co. Ltd.	Real Estate Management & Development	11,264	108,241
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	2,011	53,644
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	22,400	157,732
IHI Corp.	Machinery	2,332	160,935
Iida Group Holdings Co. Ltd.	Household Durables	2,800	42,700
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	28	21,757
INFRONEER Holdings, Inc.	Construction & Engineering	2,800	22,609
Inpex Corp.	Oil, Gas & Consumable Fuels	15,048	207,043
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	2,107	36,620
Invincible Investment Corp.	Hotel & Resort REITs	140	58,981
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	6,416	91,795
Isuzu Motors Ltd.	Automobiles	11,200	151,029
Ito En Ltd.	Beverages	1,123	24,009
ITOCHU Corp.	Trading Companies & Distributors	25,229	1,164,273
Iwatani Corp.	Oil, Gas & Consumable Fuels	4,288	42,854
Iyogin Holdings, Inc.	Banks	5,600	65,834
Izumi Co. Ltd.	Broadline Retail	814	17,223
J Front Retailing Co. Ltd.	Broadline Retail	4,200	51,707
Japan Airlines Co. Ltd.	Passenger Airlines	2,800	47,868
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	1,349	37,094
Japan Exchange Group, Inc.	Capital Markets	19,600	200,207
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	84	40,725
Japan Logistics Fund, Inc.	Industrial REITs	44	27,099
Japan Metropolitan Fund Invest	Retail REITs	140	89,595
Japan Post Bank Co. Ltd.	Banks	34,800	350,467
Japan Post Holdings Co. Ltd.	Insurance	36,400	363,416
Japan Post Insurance Co. Ltd.	Insurance	3,500	71,058
Japan Prime Realty Investment Corp.	Office REITs	17	38,652
Japan Real Estate Investment Corp.	Office REITs	122	87,539
Japan Steel Works Ltd.	Machinery	1,046	36,625
Japan Tobacco, Inc.	Tobacco	20,536	564,967
Jeol Ltd.	Electronic Equipment, Instruments & Components	823	25,206
JFE Holdings, Inc.	Metals & Mining	11,200	137,023
JGC Holdings Corp.	Construction & Engineering	2,800	22,029
JMDC, Inc.	Health Care Technology	580	10,705
JTEKT Corp.	Automobile Components	2,800	21,111
Justsystems Corp.	Software	672	15,144
Kadokawa Corp.	Media	2,018	47,960
Kagome Co. Ltd.	Food Products	1,657	32,549
Kajima Corp.	Construction & Engineering	8,400	171,213
Kakaku.com, Inc.	Interactive Media & Services	1,980	28,249
Kamigumi Co. Ltd.	Transportation Infrastructure	1,713	40,024
Kandenko Co. Ltd.	Construction & Engineering	1,632	29,237
Kaneka Corp.	Chemicals	806	20,525
Kansai Electric Power Co., Inc.	Electric Utilities	16,800	199,131
Kansai Paint Co. Ltd.	Chemicals	2,800	39,976
Kao Corp.	Personal Care Products	8,300	359,274
Kawasaki Heavy Industries Ltd.	Machinery	2,800	167,169
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	7,232	97,860
KDDI Corp.	Wireless Telecommunication Services	56,048	884,347
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	KDX Realty Investment Corp.	Diversified REITs	84	$ 83,023
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,822	39,671
	Keikyu Corp.	Ground Transportation	5,600	56,659
	Keio Corp.	Ground Transportation	1,980	50,407
	Keisei Electric Railway Co. Ltd.	Ground Transportation	8,400	75,692
	Kewpie Corp.	Food Products	1,980	38,663
	Keyence Corp.	Electronic Equipment, Instruments & Components	3,454	1,350,742
	Kikkoman Corp.	Food Products	16,800	161,888
	Kinden Corp.	Construction & Engineering	2,800	62,726
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	3,264	69,628
	Kirin Holdings Co. Ltd.	Beverages	14,000	194,496
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	1,159	43,953
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	2,800	65,984
	Kobe Steel Ltd.	Metals & Mining	6,416	74,226
	Koei Tecmo Holdings Co. Ltd.	Entertainment	2,800	36,821
	Koito Manufacturing Co. Ltd.	Automobile Components	3,597	44,199
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	2,216	35,906
	Kokuyo Co. Ltd.	Commercial Services & Supplies	1,602	30,574
	Komatsu Ltd.	Machinery	16,800	483,756
	Konami Group Corp.	Entertainment	1,774	208,552
[a]	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	8,400	28,260
	Kose Corp.	Personal Care Products	701	29,158
	Kotobuki Spirits Co. Ltd.	Food Products	1,748	28,405
	K’s Holdings Corp.	Specialty Retail	2,800	25,493
	Kubota Corp.	Machinery	16,800	205,703
	Kuraray Co. Ltd.	Chemicals	5,600	68,624
	Kurita Water Industries Ltd.	Machinery	2,026	62,186
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	958	21,781
	Kyocera Corp.	Electronic Equipment, Instruments & Components	25,200	282,350
	Kyoto Financial Group, Inc.	Banks	5,600	85,213
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	4,408	64,054
	Kyudenko Corp.	Construction & Engineering	845	27,180
	Kyushu Electric Power Co., Inc.	Electric Utilities	8,400	73,333
	Kyushu Financial Group, Inc.	Banks	5,600	27,558
	Kyushu Railway Co.	Ground Transportation	2,800	68,343
	LaSalle Logiport REIT	Industrial REITs	34	31,672
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,559	132,193
	Lion Corp.	Household Products	4,316	51,158
	Lixil Corp.	Building Products	4,664	53,879
	LY Corp.	Interactive Media & Services	47,600	161,160
	M3, Inc.	Health Care Technology	8,400	95,605
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,858	28,465
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	2,641	34,024
	Makita Corp.	Machinery	4,499	148,172
	Marubeni Corp.	Trading Companies & Distributors	29,516	469,662
	Marui Group Co. Ltd.	Consumer Finance	3,264	58,922
	Maruichi Steel Tube Ltd.	Metals & Mining	1,096	24,391
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	140	28,386
	Matsui Securities Co. Ltd.	Capital Markets	2,800	14,268
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	6,416	100,419
	Mazda Motor Corp.	Automobiles	11,200	70,567
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	1,693	64,645
	Mebuki Financial Group, Inc.	Banks	16,800	81,528
	Medipal Holdings Corp.	Health Care Providers & Services	3,848	60,085
	MEIJI Holdings Co. Ltd.	Food Products	5,301	115,208
[a]	Mercari, Inc.	Broadline Retail	2,100	33,071
	Minebea Mitsumi, Inc.	Machinery	6,764	98,312
franklintempleton.com	Annual Report	120

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	MISUMI Group, Inc.	Machinery	5,016	$ 82,734
	Mitsubishi Chemical Group Corp.	Chemicals	25,200	124,197
	Mitsubishi Corp.	Trading Companies & Distributors	69,804	1,226,028
	Mitsubishi Electric Corp.	Electrical Equipment	36,400	662,084
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	22,368	363,775
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	3,380	52,562
	Mitsubishi HC Capital, Inc.	Financial Services	16,800	113,187
	Mitsubishi Heavy Industries Ltd.	Machinery	60,100	1,015,197
	Mitsubishi Logistics Corp.	Transportation Infrastructure	5,412	34,997
	Mitsubishi Materials Corp.	Metals & Mining	2,800	45,752
	Mitsubishi Motors Corp.	Automobiles	11,200	30,625
	Mitsubishi UFJ Financial Group, Inc.	Banks	210,000	2,824,060
	Mitsui & Co. Ltd.	Trading Companies & Distributors	53,995	1,010,827
	Mitsui Chemicals, Inc.	Chemicals	3,592	80,276
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	53,232	473,620
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	54	37,158
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	1,124	32,659
	Mitsui OSK Lines Ltd.	Marine Transportation	6,169	214,022
	Miura Co. Ltd.	Machinery	1,771	35,014
	Mizuho Financial Group, Inc.	Banks	47,564	1,288,497
[a]	Money Forward, Inc.	Software	813	21,774
	MonotaRO Co. Ltd.	Trading Companies & Distributors	4,548	85,081
	Mori Hills REIT Investment Corp., Class C	Office REITs	28	25,090
	Morinaga & Co. Ltd.	Food Products	1,341	22,464
	Morinaga Milk Industry Co. Ltd.	Food Products	1,434	29,871
	MS&AD Insurance Group Holdings, Inc.	Insurance	23,756	512,325
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	31,400	484,103
	Nabtesco Corp.	Machinery	2,800	43,262
	Nagase & Co. Ltd.	Trading Companies & Distributors	1,864	33,076
	Nagoya Railroad Co. Ltd.	Ground Transportation	2,800	32,636
	Nankai Electric Railway Co. Ltd.	Ground Transportation	2,800	45,883
	NEC Corp.	IT Services	23,140	486,661
	Nexon Co. Ltd.	Entertainment	8,400	114,591
	NGK Insulators Ltd.	Machinery	5,600	68,736
	NH Foods Ltd.	Food Products	1,856	62,206
	NHK Spring Co. Ltd.	Automobile Components	2,800	30,071
	Nichias Corp.	Building Products	1,000	30,861
	Nichirei Corp.	Food Products	3,870	46,001
	NIDEC Corp.	Electrical Equipment	19,600	326,623
	Nifco, Inc.	Automobile Components	1,516	36,313
	Nihon Kohden Corp.	Health Care Equipment & Supplies	2,698	36,147
	Nihon M&A Center Holdings, Inc.	Capital Markets	5,600	21,660
	Nikon Corp.	Household Durables	5,600	55,498
	Nintendo Co. Ltd.	Entertainment	19,654	1,328,754
	Nippon Accommodations Fund, Inc.	Residential REITs	40	29,129
	Nippon Building Fund, Inc.	Office REITs	140	119,272
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	1,351	31,503
	Nippon Express Holdings, Inc.	Air Freight & Logistics	3,999	72,738
	Nippon Kayaku Co. Ltd.	Chemicals	2,800	26,438
	Nippon Paint Holdings Co. Ltd.	Chemicals	16,800	125,938
	Nippon Prologis REIT, Inc.	Industrial REITs	46	71,243
	Nippon Sanso Holdings Corp.	Chemicals	3,418	103,175
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	916	23,289
	Nippon Shokubai Co. Ltd.	Chemicals	2,812	32,757
	Nippon Steel Corp.	Metals & Mining	18,300	390,989
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	523,600	506,653
	Nippon Television Holdings, Inc.	Media	1,000	20,423
121	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Yusen KK	Marine Transportation	7,600	$ 250,098
	Nipro Corp.	Health Care Equipment & Supplies	2,800	25,437
	Nissan Chemical Corp.	Chemicals	2,597	77,177
[a]	Nissan Motor Co. Ltd.	Automobiles	39,200	99,271
	Nisshin Seifun Group, Inc.	Food Products	5,600	64,804
	Nissin Foods Holdings Co. Ltd.	Food Products	3,865	78,908
	Niterra Co. Ltd.	Automobile Components	3,148	95,173
	Nitori Holdings Co. Ltd.	Specialty Retail	1,606	159,268
	Nitto Denko Corp.	Chemicals	13,056	238,787
	NOF Corp.	Chemicals	3,930	53,087
	NOK Corp.	Automobile Components	2,800	40,996
	Nomura Holdings, Inc.	Capital Markets	56,000	340,104
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	9,460	55,100
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	84	80,045
	Nomura Research Institute Ltd.	IT Services	7,472	241,638
	NS Solutions Corp.	IT Services	1,244	31,894
	NSK Ltd.	Machinery	8,400	35,838
	NTT Data Group Corp.	IT Services	11,200	200,835
	Obayashi Corp.	Construction & Engineering	12,600	167,169
	OBIC Business Consultants Co. Ltd.	Software	564	27,340
	Obic Co. Ltd.	IT Services	6,172	177,846
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	5,600	55,348
	Oji Holdings Corp.	Paper & Forest Products	16,800	70,463
	OKUMA Corp.	Machinery	904	20,614
	Olympus Corp.	Health Care Equipment & Supplies	22,400	291,721
	Omron Corp.	Electronic Equipment, Instruments & Components	3,612	101,737
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	8,400	90,016
	Open House Group Co. Ltd.	Household Durables	1,374	51,187
	Oracle Corp.	Software	588	61,556
	Organo Corp.	Machinery	464	19,765
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	20,244	398,680
	ORIX Corp.	Financial Services	19,600	404,216
	Orix JREIT, Inc.	Office REITs	56	65,984
	Osaka Gas Co. Ltd.	Gas Utilities	7,256	164,150
	Otsuka Corp.	IT Services	4,754	102,875
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	8,420	436,540
	PALTAC Corp.	Distributors	596	15,859
	Pan Pacific International Holdings Corp.	Broadline Retail	7,968	217,876
	Panasonic Holdings Corp.	Household Durables	42,000	497,546
	Park24 Co. Ltd.	Commercial Services & Supplies	2,800	38,525
[a]	PeptiDream, Inc.	Biotechnology	1,748	25,447
	Persol Holdings Co. Ltd.	Professional Services	33,600	55,700
	Rakus Co. Ltd.	Software	1,820	24,341
[a]	Rakuten Bank Ltd.	Banks	1,596	68,668
[a]	Rakuten Group, Inc.	Broadline Retail	25,200	143,458
	Recruit Holdings Co. Ltd.	Professional Services	26,801	1,372,310
	Relo Group, Inc.	Real Estate Management & Development	2,800	34,686
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	30,800	409,355
	Rengo Co. Ltd.	Containers & Packaging	2,800	14,835
	Resona Holdings, Inc.	Banks	42,000	361,469
	Resonac Holdings Corp.	Chemicals	3,380	67,039
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	2,190	21,257
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	11,200	118,112
	Rinnai Corp.	Household Durables	1,980	45,760
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	5,600	53,495
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	3,492	52,226
	Rorze Corp.	Semiconductors & Semiconductor Equipment	1,748	16,371
franklintempleton.com	Annual Report	122

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Ryohin Keikaku Co. Ltd.	Broadline Retail	4,382	$ 119,000
	Sankyo Co. Ltd.	Leisure Products	2,800	40,697
	Sankyu, Inc.	Air Freight & Logistics	843	34,568
	Sanrio Co. Ltd.	Specialty Retail	3,818	175,402
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	5,600	53,102
	Sanwa Holdings Corp.	Building Products	3,616	115,318
	Sapporo Holdings Ltd.	Beverages	1,193	60,855
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	2,138	28,330
	SBI Holdings, Inc.	Capital Markets	5,600	149,156
	SBI Sumishin Net Bank Ltd.	Banks	816	22,182
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,561	100,159
	SCSK Corp.	IT Services	2,800	69,092
	Secom Co. Ltd.	Commercial Services & Supplies	7,474	254,248
	Sega Sammy Holdings, Inc.	Leisure Products	2,800	53,860
	Seibu Holdings, Inc.	Ground Transportation	3,732	82,406
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	5,600	89,370
	Seino Holdings Co. Ltd.	Ground Transportation	2,800	43,178
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	6,660	113,323
	Sekisui House Ltd.	Household Durables	10,464	233,715
	Sekisui House Reit, Inc.	Diversified REITs	84	44,769
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	42,000	607,503
	Seven Bank Ltd.	Banks	11,200	20,971
	SG Holdings Co. Ltd.	Air Freight & Logistics	8,400	84,034
[a]	Sharp Corp.	Household Durables	2,800	17,676
[a]	SHIFT, Inc.	IT Services	2,970	22,850
	Shikoku Electric Power Co., Inc.	Electric Utilities	2,800	21,673
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,548	113,442
	Shimamura Co. Ltd.	Specialty Retail	784	44,894
	Shimano, Inc.	Leisure Products	1,642	230,422
	Shimizu Corp.	Construction & Engineering	8,400	74,344
	Shin-Etsu Chemical Co. Ltd.	Chemicals	35,988	1,019,427
	Shionogi & Co. Ltd.	Pharmaceuticals	14,187	213,080
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	1,485	19,901
	Shiseido Co. Ltd.	Personal Care Products	7,132	134,494
	Shizuoka Financial Group, Inc.	Banks	8,400	91,168
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	806	25,726
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	4,080	81,824
	SMC Corp.	Machinery	1,074	381,150
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	3,337	39,821
	SoftBank Corp.	Wireless Telecommunication Services	518,000	721,888
	SoftBank Group Corp.	Wireless Telecommunication Services	19,254	962,958
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	8,400	63,025
	Sojitz Corp.	Trading Companies & Distributors	3,775	82,851
	Sompo Holdings, Inc.	Insurance	17,628	532,942
	Sony Group Corp.	Household Durables	111,923	2,817,909
	Sotetsu Holdings, Inc.	Ground Transportation	1,351	19,776
	Square Enix Holdings Co. Ltd.	Entertainment	1,459	67,847
	Stanley Electric Co. Ltd.	Automobile Components	2,800	52,530
	Subaru Corp.	Automobiles	11,200	198,101
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,657	31,170
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	5,600	37,729
	Sumitomo Bakelite Co. Ltd.	Chemicals	1,260	28,066
	Sumitomo Chemical Co. Ltd.	Chemicals	28,000	67,669
	Sumitomo Corp.	Trading Companies & Distributors	22,400	505,101
	Sumitomo Electric Industries Ltd.	Automobile Components	14,000	230,868
	Sumitomo Forestry Co. Ltd.	Household Durables	2,800	84,427
	Sumitomo Heavy Industries Ltd.	Machinery	1,954	39,854
123	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	4,892	$ 106,156
	Sumitomo Mitsui Financial Group, Inc.	Banks	69,458	1,762,693
	Sumitomo Mitsui Trust Group, Inc.	Banks	13,000	323,392
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	8,400	314,171
	Sumitomo Rubber Industries Ltd.	Automobile Components	2,800	35,257
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	1,232	34,676
	Suntory Beverage & Food Ltd.	Beverages	2,452	81,132
	Suzuken Co. Ltd.	Health Care Providers & Services	1,441	47,603
	Suzuki Motor Corp.	Automobiles	33,600	406,687
	Sysmex Corp.	Health Care Equipment & Supplies	11,200	212,481
	T&D Holdings, Inc.	Insurance	9,680	205,459
	Taiheiyo Cement Corp.	Construction Materials	2,190	57,071
	Taisei Corp.	Construction & Engineering	3,032	134,001
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	2,448	40,385
	Takara Holdings, Inc.	Beverages	2,800	21,448
	Takasago Thermal Engineering Co. Ltd.	Building Products	1,048	38,909
	Takashimaya Co. Ltd.	Broadline Retail	5,600	45,312
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	29,504	870,678
	TBS Holdings, Inc.	Media	620	17,679
	TDK Corp.	Electronic Equipment, Instruments & Components	35,407	366,051
	TechnoPro Holdings, Inc.	Professional Services	1,993	43,981
	Teijin Ltd.	Chemicals	2,800	24,538
	Terumo Corp.	Health Care Equipment & Supplies	26,960	504,261
	THK Co. Ltd.	Machinery	2,800	67,968
	TIS, Inc.	IT Services	4,123	113,979
	Tobu Railway Co. Ltd.	Ground Transportation	3,705	63,191
	Toda Corp.	Construction & Engineering	5,600	33,033
	Toei Animation Co. Ltd.	Entertainment	1,048	21,725
	Toho Co. Ltd.	Entertainment	1,964	97,215
	Toho Gas Co. Ltd.	Gas Utilities	1,521	42,068
	Tohoku Electric Power Co., Inc.	Electric Utilities	8,400	57,970
	Tokai Carbon Co. Ltd.	Chemicals	2,800	17,810
	Tokio Marine Holdings, Inc.	Insurance	35,526	1,362,693
	Tokyo Century Corp.	Financial Services	5,600	54,731
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	28,000	80,457
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	8,275	1,112,814
	Tokyo Gas Co. Ltd.	Gas Utilities	6,965	221,842
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,996	41,338
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	672	35,775
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	3,570	60,316
	Tokyu Corp.	Ground Transportation	9,332	105,152
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	11,200	74,769
	Tomy Co. Ltd.	Leisure Products	1,800	41,720
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	4,780	129,585
	Toray Industries, Inc.	Chemicals	28,000	190,237
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	700	18,939
	Tosoh Corp.	Chemicals	5,600	76,900
	TOTO Ltd.	Building Products	2,800	72,893
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,800	45,780
	Toyo Suisan Kaisha Ltd.	Food Products	1,893	111,322
	Toyo Tire Corp.	Automobile Components	1,632	29,816
	Toyoda Gosei Co. Ltd.	Automobile Components	1,223	21,935
	Toyota Boshoku Corp.	Automobile Components	1,070	14,228
	Toyota Industries Corp.	Machinery	3,024	256,921
	Toyota Motor Corp.	Automobiles	218,400	3,820,613
	Toyota Tsusho Corp.	Trading Companies & Distributors	12,381	206,405
	Trend Micro, Inc.	Software	2,416	161,804
franklintempleton.com	Annual Report	124

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	TS Tech Co. Ltd.	Automobile Components	1,516	$ 17,031
	Tsumura & Co.	Pharmaceuticals	1,158	33,414
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	799	49,776
	UBE Corp.	Chemicals	1,748	25,418
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	875	29,748
	Unicharm Corp.	Household Products	22,396	178,147
	United Urban Investment Corp.	Diversified REITs	56	55,648
	Ushio, Inc.	Electrical Equipment	1,748	21,637
	USS Co. Ltd.	Specialty Retail	8,400	78,164
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,849	26,738
	West Japan Railway Co.	Ground Transportation	8,400	163,826
	Workman Co. Ltd.	Specialty Retail	904	25,360
	Yakult Honsha Co. Ltd.	Food Products	5,600	106,858
	Yamada Holdings Co. Ltd.	Specialty Retail	11,200	32,258
	Yamaguchi Financial Group, Inc.	Banks	2,800	32,898
	Yamaha Corp.	Leisure Products	8,400	64,963
	Yamaha Motor Co. Ltd.	Automobiles	16,800	133,915
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	5,600	73,455
	Yamato Kogyo Co. Ltd.	Metals & Mining	682	36,066
	Yamazaki Baking Co. Ltd.	Food Products	2,800	53,925
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	476	29,249
	Yaskawa Electric Corp.	Machinery	4,752	118,530
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	4,424	85,587
	Yokohama Rubber Co. Ltd.	Automobile Components	2,800	64,448
	Zenkoku Hosho Co. Ltd.	Financial Services	2,076	41,127
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,647	88,672
	Zeon Corp.	Chemicals	2,800	27,993
	ZOZO, Inc.	Specialty Retail	8,400	80,495
	Total Common Stocks (Cost $80,697,151)			84,389,696
	Total Investments before Short-Term Investments (Cost $80,697,151)			84,389,696
	Short-Term Investments 0.5%
	Money Market Funds 0.5%
	United States 0.5%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	438,852	438,852
	Total Short-Term Investments (Cost $438,852)			438,852
	Total Investments (Cost $81,136,003) 99.3%			84,828,548
	Other Assets, less Liabilities 0.7%			555,454
	Net Assets 100.0%			$ 85,384,002
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
125	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
At March 31, 2025,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	WFS	Sell	6,530,802,000	$ 43,481,951	4/02/25	$ —	$ (190,659)
Japanese Yen	UBSW	Sell	3,265,401,000	21,740,280	4/02/25	—	(96,024)
Japanese Yen	SSBT	Sell	3,265,401,000	21,740,917	4/02/25	—	(95,387)
Japanese Yen	WFS	Buy	6,530,802,000	43,672,405	4/02/25	204	—
Japanese Yen	UBSW	Buy	3,265,401,000	21,836,086	4/02/25	219	—
Japanese Yen	SSBT	Sell	3,328,105,000	22,330,161	5/02/25	—	(629)
Japanese Yen	WFS	Sell	6,656,209,000	44,660,944	5/02/25	—	(629)
Japanese Yen	UBSW	Sell	3,328,105,000	22,330,251	5/02/25	—	(540)
Total Forward Exchange Contracts						$423	$(383,868)
Net unrealized appreciation (depreciation)							$(383,445)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mini Topix Index Futures	Long	70	$ 1,246,088	6/12/25	$ (19,564)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Latin America ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$23.61	$20.42	$25.25	$22.40	$15.20
Income from investment operations[a]:
Net investment income[b]	1.26	1.32	1.66	1.54	0.57
Net realized and unrealized gains (losses)	(4.30)	3.21	(4.62)	2.83	7.13
Total from investment operations	(3.04)	4.53	(2.96)	4.37	7.70
Less distributions from net investment income	(1.19)	(1.34)	(1.87)	(1.52)	(0.50)
Net asset value, end of year	$19.38	$23.61	$20.42	$25.25	$22.40
Total return[c]	(12.60)%	22.39%	(11.05)%	21.12%	50.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%	0.19%	0.19%	0.19%
Net investment income	6.15%	5.82%	8.09%	6.75%	2.86%
Supplemental data
Net assets, end of year (000’s)	$29,077	$68,479	$67,372	$7,575	$4,480
Portfolio turnover rate[e]	14.31%[f]	8.97%[f]	10.49%[f]	18.50%[f]	10.21%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	8.83%	6.40%	10.49%	18.50%	10.21%
127	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Latin America ETF
		Industry	Shares	Value
	Common Stocks 79.7%
	Brazil 41.7%
	Allos SA	Real Estate Management & Development	19,500	$ 65,129
	Alupar Investimento SA, UNIT	Electric Utilities	6,000	30,442
	Ambev SA	Beverages	216,000	509,109
[a]	Ambipar Participacoes e Empreendimentos SA	Commercial Services & Supplies	2,200	47,183
	Atacadao SA	Consumer Staples Distribution & Retail	27,000	34,176
[a]	Auren Energia SA	Independent Power Producers & Energy Traders	15,000	19,484
[a]	Automob Participacoes SA	Specialty Retail	23,119	1,009
	B3 SA - Brasil Bolsa Balcao	Capital Markets	268,500	569,097
	Banco Bradesco SA	Banks	75,000	148,621
	Banco BTG Pactual SA	Capital Markets	58,500	344,199
	Banco do Brasil SA	Banks	85,100	418,840
	Banco Santander Brasil SA	Banks	18,000	83,972
	BB Seguridade Participacoes SA	Insurance	33,000	232,190
	Brava Energia	Oil, Gas & Consumable Fuels	21,000	84,694
	BRF SA	Food Products	33,000	113,387
	Caixa Seguridade Participacoes SA	Insurance	22,500	58,571
	CCR SA	Transportation Infrastructure	55,500	112,790
	Centrais Eletricas Brasileiras SA	Electric Utilities	64,000	455,782
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	22,800	406,030
	Cia Energetica de Minas Gerais	Electric Utilities	3,000	7,747
	Cia Paranaense de Energia - Copel	Electric Utilities	39,000	63,801
	Cia Siderurgica Nacional SA	Metals & Mining	30,000	49,602
	Cosan SA	Oil, Gas & Consumable Fuels	60,000	77,414
	CPFL Energia SA	Electric Utilities	9,000	59,239
	CSN Mineracao SA	Metals & Mining	25,500	27,558
[a]	Embraer SA	Aerospace & Defense	36,500	418,998
	Energisa SA	Electric Utilities	16,200	113,135
[a]	Eneva SA	Independent Power Producers & Energy Traders	34,500	71,257
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	9,000	60,653
	Equatorial Energia SA	Electric Utilities	48,700	272,084
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	24,000	54,682
	Grupo Mateus SA	Consumer Staples Distribution & Retail	19,500	23,083
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	235,500	90,867
	Hypera SA	Pharmaceuticals	19,900	67,299
	Itau Unibanco Holding SA	Banks	24,750	119,869
	Klabin SA	Containers & Packaging	44,400	144,650
	Localiza Rent a Car SA	Ground Transportation	49,100	287,949
	Lojas Renner SA	Specialty Retail	52,500	112,101
	M Dias Branco SA	Food Products	6,000	23,832
	Marfrig Global Foods SA	Food Products	16,500	52,027
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	15,000	59,187
	Natura & Co. Holding SA	Personal Care Products	48,000	83,720
	Neoenergia SA	Electric Utilities	12,000	43,788
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	183,000	1,304,210
	Porto Seguro SA	Insurance	9,000	62,853
[a]	PRIO SA	Oil, Gas & Consumable Fuels	39,000	271,001
	Raia Drogasil SA	Consumer Staples Distribution & Retail	69,000	229,492
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	42,500	209,248
	Rumo SA	Ground Transportation	61,500	174,160
	Santos Brasil Participacoes SA	Transportation Infrastructure	33,000	76,686
	Sao Martinho SA	Food Products	7,500	27,105
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	67,500	88,858
	SLC Agricola SA	Food Products	10,500	34,098
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	6,000	21,391
	Suzano SA	Paper & Forest Products	33,000	305,015
	Telefonica Brasil SA	Diversified Telecommunication Services	21,200	184,438
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	TIM SA	Wireless Telecommunication Services	40,500	$ 127,277
	TOTVS SA	Software	25,100	146,236
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	10,500	61,706
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	40,500	120,984
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	9,000	8,815
	Vale SA	Metals & Mining	181,020	1,791,980
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	24,000	18,395
	Vibra Energia SA	Specialty Retail	55,500	172,285
	WEG SA	Electrical Equipment	73,600	581,846
				12,137,326
	Chile 7.1%
	Aguas Andinas SA, Class A	Water Utilities	136,680	49,134
	Banco de Chile	Banks	2,165,985	285,544
	Banco de Credito e Inversiones SA	Banks	4,695	173,059
	Banco Itau Chile SA	Banks	3,705	50,202
	Banco Santander Chile	Banks	3,071,370	174,253
	Cencosud SA	Consumer Staples Distribution & Retail	65,655	200,005
	Cencosud Shopping SA	Real Estate Management & Development	24,015	47,073
	Cia Cervecerias Unidas SA	Beverages	7,530	56,951
	Cia Sud Americana de Vapores SA	Marine Transportation	980,010	53,531
	Colbun SA	Independent Power Producers & Energy Traders	359,655	50,436
	Empresas CMPC SA	Paper & Forest Products	59,505	97,511
	Empresas Copec SA	Specialty Retail	24,195	166,472
	Enel Americas SA	Electric Utilities	940,950	91,330
	Enel Chile SA	Electric Utilities	1,234,575	80,976
	Falabella SA	Broadline Retail	39,360	163,729
	Latam Airlines Group SA	Passenger Airlines	10,020,525	156,627
	Plaza SA	Real Estate Management & Development	48,360	99,816
	Quinenco SA	Industrial Conglomerates	13,215	51,348
				2,047,997
	Colombia 1.0%
	Cementos Argos SA	Construction Materials	30,045	73,384
	Ecopetrol SA	Oil, Gas & Consumable Fuels	235,230	116,424
	Interconexion Electrica SA ESP	Electric Utilities	21,825	99,430
				289,238
	Mexico 28.3%
[a]	Alfa SAB de CV, Class A	Industrial Conglomerates	192,330	150,136
	Alpek SAB de CV	Chemicals	18,765	9,585
	Alsea SAB de CV	Hotels, Restaurants & Leisure	25,560	54,373
	America Movil SAB de CV	Wireless Telecommunication Services	1,103,730	786,596
	Arca Continental SAB de CV	Beverages	26,910	281,461
[b]	Banco del Bajio SA	Banks	39,765	86,418
	Becle SAB de CV	Beverages	26,865	24,714
	Cemex SAB de CV	Construction Materials	751,350	424,185
	Coca-Cola Femsa SAB de CV	Beverages	26,070	238,371
	Concentradora Fibra Danhos SA de CV	Diversified REITs	12,300	13,443
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	42,345	96,930
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	9,795	46,250
	Fibra Uno Administracion SA de CV	Diversified REITs	141,465	165,333
	Fomento Economico Mexicano SAB de CV	Beverages	86,145	841,438
	Gentera SAB de CV	Consumer Finance	49,590	76,428
	Gruma SAB de CV, Class B	Food Products	8,730	157,683
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	13,530	133,023
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	19,470	$ 360,121
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	9,210	252,207
	Grupo Bimbo SAB de CV	Food Products	106,320	289,157
	Grupo Carso SAB de CV	Industrial Conglomerates	26,910	158,199
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	12,570	70,953
	Grupo Financiero Banorte SAB de CV, Class O	Banks	143,115	992,867
[a]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	115,875	260,486
	Grupo Mexico SAB de CV, Class B	Metals & Mining	156,630	783,370
[a]	Industrias Penoles SAB de CV	Metals & Mining	9,315	172,884
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	40,935	67,130
	Megacable Holdings SAB de CV	Media	14,790	31,050
[c]	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	51,630	36,644
	Orbia Advance Corp. SAB de CV	Chemicals	47,205	35,995
	Prologis Property Mexico SA de CV	Industrial REITs	49,185	157,425
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	10,830	109,421
	Qualitas Controladora SAB de CV	Insurance	9,900	86,054
	Regional SAB de CV	Banks	11,760	74,866
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	255,585	704,106
				8,229,302
	United States 1.6%
	GCC SAB de CV	Construction Materials	8,100	74,395
	JBS SA	Food Products	55,500	398,349
				472,744
	Total Common Stocks (Cost $21,091,494)			23,176,607
	Preferred Stocks 19.1%
	Brazil 17.0%
[d]	Banco Bradesco SA, 7.474%, pfd.	Banks	256,500	567,398
[d]	Bradespar SA, 11.865%, pfd.	Metals & Mining	12,000	37,523
[a]	Braskem SA, pfd.	Chemicals	9,000	17,285
[d]	Centrais Eletricas Brasileiras SA, 8.208%, pfd.	Electric Utilities	12,000	93,064
[d]	Cia Energetica de Minas Gerais, 12.456%, pfd.	Electric Utilities	81,000	145,096
[d]	Cia Paranaense de Energia - Copel, Class B, 3.631%, pfd.	Electric Utilities	51,000	92,692
[d]	Gerdau SA, 4.944%, pfd.	Metals & Mining	67,500	190,680
[d]	Isa Energia Brasil SA, 8.984%, pfd.	Electric Utilities	13,500	52,655
[d]	Itau Unibanco Holding SA, 7.014%, pfd.	Banks	264,000	1,447,756
[d]	Itausa SA, 8.942%, pfd.	Banks	283,100	467,084
[d]	Metalurgica Gerdau SA, 5.028%, pfd.	Metals & Mining	33,000	51,566
[d]	Petroleo Brasileiro SA, 15.875%, pfd.	Oil, Gas & Consumable Fuels	271,500	1,761,445
[d]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 4.982%, pfd.	Metals & Mining	22,500	22,313
				4,946,557
	Chile 1.2%
[d]	Embotelladora Andina SA, 8.273%, pfd.	Beverages	18,585	69,305
[d]	Sociedad Quimica y Minera de Chile SA, Class B, 0.001%, pfd.	Chemicals	6,750	268,022
				337,327
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Preferred Stocks (continued)
	Colombia 0.9%
[d]	Bancolombia SA, 9.255%, pfd.	Banks	22,275	$ 223,894
[d]	Grupo de Inversiones Suramericana SA, 3.655%, pfd.	Financial Services	3,885	35,491
				259,385
	Total Preferred Stocks (Cost $4,794,514)			5,543,269
	Right 0.0%†
	Brazil 0.0%†
[a]	Itausa SA	Banks	3,856	2,013
	Total Rights (Cost $0)			2,013
	Total Investments before Short-Term Investments (Cost $25,886,008)			28,721,889
	Short-Term Investments 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	34,414	34,414
	Money Market Funds 0.1%
	United States 0.1%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	18,048	18,048
	Total Short-Term Investments (Cost $52,462)			52,462
	Total Investments (Cost $25,938,470) 99.0%			28,774,351
	Other Assets, less Liabilities 1.0%			302,607
	Net Assets 100.0%			$ 29,076,958
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $441,215, representing 1.5% of net assets.
[c]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	10	$ 228,685	4/16/25	$ 6,006
Index Contracts
Mex Bolsa Index	Long	5	128,677	6/20/25	(2,267)
Total Futures Contracts					$3,739

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	132

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Mexico ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$33.73	$29.28	$27.49	$22.14	$14.35
Income from investment operations[a]:
Net investment income[b]	0.97	0.85	0.91	0.66	0.33
Net realized and unrealized gains (losses)	(8.89)	4.56	1.91	5.48	7.78
Total from investment operations	(7.92)	5.41	2.82	6.14	8.11
Less distributions from net investment income	(0.76)	(0.96)	(1.03)	(0.79)	(0.32)
Net asset value, end of year	$25.05	$33.73	$29.28	$27.49	$22.14
Total return[c]	(23.44)%	18.66%	11.15%	28.33%	56.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%[d]	0.19%	0.19%	0.19%
Net investment income	3.64%	2.76%	3.55%	2.73%	1.80%
Supplemental data
Net assets, end of year (000’s)	$45,082	$45,531	$24,890	$12,372	$5,536
Portfolio turnover rate[e]	10.58%[f]	9.92%[f]	11.16%[f]	22.39%[f]	18.32%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	10.30%	9.79%	11.16%	22.39%	18.32%
133	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Mexico ETF
		Industry	Shares	Value
	Common Stocks 100.0%
	Mexico 99.0%
[a]	Alfa SAB de CV, Class A	Industrial Conglomerates	1,156,284	$ 902,612
	Alpek SAB de CV	Chemicals	111,744	57,078
	Alsea SAB de CV	Hotels, Restaurants & Leisure	153,684	326,926
	America Movil SAB de CV	Wireless Telecommunication Services	5,825,700	4,151,807
	Arca Continental SAB de CV	Beverages	142,920	1,494,850
[b]	Banco del Bajio SA	Banks	239,616	520,735
	Becle SAB de CV	Beverages	161,172	148,266
	Cemex SAB de CV	Construction Materials	3,445,200	1,945,037
	Coca-Cola Femsa SAB de CV	Beverages	149,760	1,369,331
	Concentradora Fibra Danhos SA de CV	Diversified REITs	72,864	79,637
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	255,132	584,010
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	58,932	278,266
	Fibra Uno Administracion SA de CV	Diversified REITs	850,284	993,745
	Fomento Economico Mexicano SAB de CV	Beverages	453,996	4,434,496
	Gentera SAB de CV	Consumer Finance	297,792	458,953
	Gruma SAB de CV, Class B	Food Products	52,560	949,347
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	81,252	798,848
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	94,464	1,747,226
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	50,220	1,375,228
	Grupo Bimbo SAB de CV	Food Products	559,620	1,521,990
	Grupo Carso SAB de CV	Industrial Conglomerates	161,532	949,615
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	75,816	427,956
	Grupo Financiero Banorte SAB de CV, Class O	Banks	750,744	5,208,319
[a]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	623,808	1,402,316
	Grupo Mexico SAB de CV, Class B	Metals & Mining	826,164	4,131,981
[a]	Industrias Penoles SAB de CV	Metals & Mining	55,944	1,038,307
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	245,448	402,516
	Megacable Holdings SAB de CV	Media	89,352	187,585
[c]	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	310,428	220,323
	Orbia Advance Corp. SAB de CV	Chemicals	287,100	218,922
	Prologis Property Mexico SA de CV	Industrial REITs	295,596	946,104
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	65,268	659,435
	Qualitas Controladora SAB de CV	Insurance	59,652	518,515
	Regional SAB de CV	Banks	70,596	449,424
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	1,354,860	3,732,475
				44,632,181
	United States 1.0%
	GCC SAB de CV	Construction Materials	48,672	447,031
	Total Common Stocks (Cost $54,827,778)			45,079,212
	Total Investments before Short-Term Investments (Cost $54,827,778)			45,079,212
	Short-Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	175,005	175,005
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Mexico ETF (continued)
		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1	$ 1
	Total Short-Term Investments (Cost $175,006)			175,006
	Total Investments (Cost $55,002,784) 100.4%			45,254,218
	Other Assets, less Liabilities (0.4)%			(172,450)
	Net Assets 100.0%			$ 45,081,768
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the value of this security was $520,735, representing 1.2% of net assets.
[c]A portion or all of the security is on loan at March 31, 2025. See Note 1(d).
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 209.
135	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Saudi Arabia ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$37.57	$33.65	$41.30	$30.33	$20.15
Income from investment operations[a]:
Net investment income[b]	1.33	0.99	1.38	0.62	0.52
Net realized and unrealized gains (losses)	(2.27)	4.05	(8.40)	11.03	10.23
Total from investment operations	(0.94)	5.04	(7.02)	11.65	10.75
Less distributions from net investment income	(1.06)	(1.12)	(0.63)	(0.68)	(0.57)
Net asset value, end of year	$35.57	$37.57	$33.65	$41.30	$30.33
Total return[c]	(2.39)%	15.21%	(17.04)%	38.99%	54.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses net of waiver and payments by affiliates	0.39%[d]	0.39%	0.39%	0.39%	0.39%
Net investment income	3.72%	2.79%	3.97%	1.77%	2.11%
Supplemental data
Net assets, end of year (000’s)	$17,787	$18,786	$21,874	$4,130	$3,033
Portfolio turnover rate[e]	15.71%[f]	14.55%[f]	5.44%[f]	15.51%[f]	16.74%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	15.71%	14.32%	5.44%	15.51%	16.74%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	136

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Saudi Arabia ETF
		Industry	Shares	Value
	Common Stocks 99.9%
	Saudi Arabia 99.9%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	22,210	$ 57,907
	ACWA Power Co.	Independent Power Producers & Energy Traders	10,850	992,701
	Ades Holding Co.	Energy Equipment & Services	21,900	95,281
[a]	Advanced Petrochemical Co.	Chemicals	6,380	52,471
	Al Rajhi Bank	Banks	98,700	2,683,853
[a]	Al Rajhi Co. for Co-operative Insurance	Insurance	2,470	93,108
	Aldrees Petroleum & Transport Services Co.	Specialty Retail	2,470	91,659
	Alinma Bank	Banks	61,690	504,887
	Almarai Co. JSC	Food Products	24,440	362,257
	Arab National Bank	Banks	44,700	275,271
[b]	Arabian Centres Co.	Real Estate Management & Development	11,720	64,300
[a]	Arabian Contracting Services Co.	Media	973	34,654
	Arabian Drilling Co.	Energy Equipment & Services	1,340	34,222
	Arabian Internet & Communications Services Co.	IT Services	1,260	102,114
	Astra Industrial Group Co.	Industrial Conglomerates	1,910	79,433
	Bank AlBilad	Banks	30,840	303,377
[a]	Bank Al-Jazira	Banks	25,290	117,850
	Banque Saudi Fransi	Banks	61,200	303,463
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	14,740	25,109
	Bupa Arabia for Cooperative Insurance Co.	Insurance	3,740	176,077
	Catrion Catering Holding Co.	Commercial Services & Supplies	2,020	66,560
	Co. for Cooperative Insurance	Insurance	3,700	140,657
	Dallah Healthcare Co.	Health Care Providers & Services	2,060	69,525
[a]	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	26,650	152,038
[a]	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	Health Care Providers & Services	2,660	35,173
	Dr. Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	5,140	381,756
	Elm Co.	IT Services	1,290	333,582
[a]	Emaar Economic City	Real Estate Management & Development	8,500	32,540
	Etihad Etisalat Co.	Wireless Telecommunication Services	19,000	308,976
	Jamjoom Pharmaceuticals Factory Co.	Pharmaceuticals	1,380	57,391
	Jarir Marketing Co.	Specialty Retail	29,610	102,460
	Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,270	51,191
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	22,180	66,580
	Mouwasat Medical Services Co.	Health Care Providers & Services	4,780	95,572
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,420	74,321
[a]	National Industrialization Co., Class C	Chemicals	16,510	41,197
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	3,780	46,254
	Qassim Cement Co.	Construction Materials	2,700	37,861
[a]	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	21,040	44,087
	Riyad Bank	Banks	73,900	649,144
	Riyadh Cables Group Co.	Electrical Equipment	3,690	124,931
	SABIC Agri-Nutrients Co.	Chemicals	11,750	332,036
	Sahara International Petrochemical Co.	Chemicals	17,890	99,201
	SAL Saudi Logistics Services	Air Freight & Logistics	1,210	63,869
[a]	Saudi Arabian Mining Co.	Metals & Mining	62,740	774,403
[b]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	289,990	2,067,989
	Saudi Aramco Base Oil Co.	Chemicals	2,540	71,099
	Saudi Awwal Bank	Banks	47,730	477,160
	Saudi Basic Industries Corp.	Chemicals	45,320	769,610
	Saudi Cement Co.	Construction Materials	3,780	45,347
	Saudi Electricity Co.	Electric Utilities	39,360	167,467
	Saudi Ground Services Co.	Transportation Infrastructure	4,500	61,902
	Saudi Industrial Investment Group	Chemicals	18,630	77,081
	Saudi Investment Bank	Banks	30,840	119,871
[a]	Saudi Kayan Petrochemical Co.	Chemicals	37,010	60,383
	Saudi National Bank	Banks	146,620	1,401,276
[a]	Saudi Real Estate Co.	Real Estate Management & Development	6,700	43,153
137	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Saudi Arabia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Saudi Arabia (continued)
[a]	Saudi Research & Media Group	Media	1,970	$ 90,961
	Saudi Tadawul Group Holding Co.	Capital Markets	2,420	131,609
	Saudi Telecom Co.	Diversified Telecommunication Services	95,400	1,153,366
	Saudia Dairy & Foodstuff Co.	Food Products	780	62,590
[a]	Savola Group	Food Products	7,400	58,196
[a]	Seera Group Holding	Hotels, Restaurants & Leisure	7,330	48,032
	United Electronics Co.	Specialty Retail	1,970	49,472
[a]	Yamama Cement Co.	Construction Materials	5,000	52,385
	Yanbu National Petrochemical Co.	Chemicals	13,880	128,399
	Total Common Stocks (Cost $15,815,928)			17,768,647
	Total Investments before Short-Term Investments (Cost $15,815,928)			17,768,647
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1	1
	Total Short-Term Investments (Cost $1)			1
	Total Investments (Cost $15,815,929) 99.9%			17,768,648
	Other Assets, less Liabilities 0.1%			18,139
	Net Assets 100.0%			$ 17,786,787
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $2,132,289, representing 12.0% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	138

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE South Korea ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$23.36	$21.08	$25.57	$31.48	$16.52
Income from investment operations[a]:
Net investment income[b]	0.32	0.35	0.49	0.55	0.54
Net realized and unrealized gains (losses)	(4.22)	2.45	(4.37)	(5.87)	14.72
Total from investment operations	(3.90)	2.80	(3.88)	(5.32)	15.26
Less distributions from net investment income	(1.23)	(0.52)	(0.61)	(0.59)	(0.30)
Net asset value, end of year	$18.23	$23.36	$21.08	$25.57	$31.48
Total return[c]	(17.47)%	13.42%	(15.00)%	(17.15)%	92.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]	0.09%
Net investment income	1.52%	1.62%	2.36%	1.86%	2.07%
Supplemental data
Net assets, end of year (000’s)	$116,688	$301,337	$293,049	$61,361	$62,966
Portfolio turnover rate[e]	25.57%[f]	31.27%[f]	5.97%[f]	27.38%[f]	8.65%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	7.44%	9.22%	5.97%	10.53%	8.65%
139	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE South Korea ETF
		Industry	Shares	Value
	Common Stocks 94.8%
	South Korea 94.8%
[a]	Alteogen, Inc., Class A	Biotechnology	7,168	$ 1,732,977
	Amorepacific Corp., Class H	Personal Care Products	4,928	339,354
	AMOREPACIFIC Group, Class A	Personal Care Products	4,352	59,110
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	1,344	99,853
	BNK Financial Group, Inc., Class H	Banks	46,016	320,315
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	3,264	107,285
	Celltrion, Inc., Class A	Biotechnology	25,728	2,952,823
	Cheil Worldwide, Inc., Class A	Media	11,712	143,328
	CJ CheilJedang Corp., Class A	Food Products	1,344	224,989
	CJ Corp., Class A	Industrial Conglomerates	2,240	176,918
	CJ Logistics Corp., Class A	Air Freight & Logistics	1,408	82,520
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	3,776	97,445
	Coway Co. Ltd.	Household Durables	9,536	524,561
	DB Insurance Co. Ltd., Class A	Insurance	7,488	450,551
	DGB Financial Group, Inc., Class A	Banks	25,600	156,121
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	5,248	94,981
	Doosan Bobcat, Inc., Class A	Machinery	8,320	282,513
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	71,680	1,141,525
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	7,680	501,743
	Ecopro Co. Ltd.	Electrical Equipment	16,896	569,702
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	5,632	221,073
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	3,264	179,769
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	2,688	115,735
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	8,704	224,324
	Green Cross Corp.	Biotechnology	896	74,296
	GS Engineering & Construction Corp.	Construction & Engineering	10,624	122,365
	GS Holdings Corp.	Industrial Conglomerates	7,616	190,335
[a]	GS P&L Co. Ltd.	Hotels, Restaurants & Leisure	1,385	16,234
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	5,850	56,653
	Hana Financial Group, Inc.	Banks	43,584	1,764,079
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	5,312	292,566
	Hankook Tire & Technology Co. Ltd.	Automobile Components	12,352	330,925
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	1,024	156,816
	Hanmi Science Co. Ltd.	Health Care Providers & Services	4,160	74,442
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	7,360	340,884
[a]	Hanon Systems	Automobile Components	26,560	65,566
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	5,248	2,234,632
	Hanwha Corp.	Industrial Conglomerates	4,672	129,928
[a]	Hanwha Life Insurance Co. Ltd.	Insurance	60,864	105,194
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	15,168	691,187
	Hanwha Solutions Corp.	Chemicals	17,536	219,245
[a]	Hanwha Vision Co. Ltd.	Electrical Equipment	5,824	224,259
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	7,104	349,772
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	3,712	736,098
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	3,648	691,200
	HD Hyundai Marine Solution Co. Ltd., Class C	Machinery	1,216	110,493
	HD Hyundai Mipo	Machinery	3,456	247,377
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	7,296	995,923
	Hite Jinro Co. Ltd.	Beverages	4,992	65,193
	HL Mando Co. Ltd.	Automobile Components	5,568	145,959
[a]	HLB, Inc.	Health Care Equipment & Supplies	20,032	749,584
	HMM Co. Ltd.	Marine Transportation	49,216	653,762
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	5,184	135,541
	HYBE Co. Ltd.	Entertainment	3,520	562,961
	Hyundai Autoever Corp.	IT Services	1,152	93,333
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	12,224	298,440
franklintempleton.com	Annual Report	140

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	6,208	$ 473,874
[a]	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	9,920	147,200
	Hyundai Mobis Co. Ltd.	Automobile Components	10,240	1,811,559
	Hyundai Motor Co.	Automobiles	23,360	3,128,416
	Hyundai Steel Co.	Metals & Mining	14,208	241,222
	Industrial Bank of Korea	Banks	45,824	442,524
	Kakao Corp.	Interactive Media & Services	56,192	1,492,093
[a]	Kakao Games Corp.	Entertainment	6,848	66,829
	KakaoBank Corp.	Banks	36,352	544,354
[a]	Kakaopay Corp.	Financial Services	4,672	90,743
[a]	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	18,048	204,197
	KB Financial Group, Inc.	Banks	56,320	3,021,582
	KCC Corp.	Chemicals	704	120,720
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	3,520	99,923
	Kia Corp.	Automobiles	42,048	2,635,674
	Korea Aerospace Industries Ltd.	Aerospace & Defense	11,840	603,056
	Korea Electric Power Corp.	Electric Utilities	43,008	632,342
	Korea Gas Corp.	Gas Utilities	4,480	108,463
	Korea Investment Holdings Co. Ltd.	Capital Markets	6,464	320,456
	Korea Zinc Co. Ltd.	Metals & Mining	1,344	710,107
	Korean Air Lines Co. Ltd.	Passenger Airlines	31,360	453,628
[a]	Krafton, Inc.	Entertainment	5,952	1,352,084
	KT&G Corp.	Tobacco	16,320	1,120,511
	Kumho Petrochemical Co. Ltd.	Chemicals	2,624	215,088
[a]	L&F Co. Ltd.	Electrical Equipment	4,224	171,542
	LG Chem Ltd.	Chemicals	8,000	1,331,070
	LG Corp.	Industrial Conglomerates	14,848	651,396
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	52,864	316,286
	LG Electronics, Inc.	Household Durables	18,240	956,284
[a]	LG Energy Solution Ltd.	Electrical Equipment	6,720	1,526,547
	LG H&H Co. Ltd.	Personal Care Products	1,600	339,559
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	2,368	257,143
	LG Uplus Corp.	Diversified Telecommunication Services	35,776	250,250
	Lotte Chemical Corp.	Chemicals	3,072	136,441
	Lotte Corp.	Industrial Conglomerates	4,352	63,248
	Lotte Shopping Co. Ltd.	Broadline Retail	1,920	79,017
	LS Corp.	Electrical Equipment	2,944	210,329
	LS Electric Co. Ltd.	Electrical Equipment	2,624	312,385
	Meritz Financial Group, Inc.	Financial Services	15,104	1,251,401
	Mirae Asset Securities Co. Ltd.	Capital Markets	45,184	281,384
	NAVER Corp.	Interactive Media & Services	22,976	2,980,249
	NCSoft Corp.	Entertainment	2,624	266,231
[b]	Netmarble Corp.	Entertainment	3,648	96,991
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	22,720	216,322
	NongShim Co. Ltd.	Food Products	512	140,648
	Orion Corp.	Food Products	3,776	302,336
	Ottogi Corp.	Food Products	256	71,889
	Pan Ocean Co. Ltd.	Marine Transportation	40,960	93,881
[a]	Pearl Abyss Corp.	Entertainment	5,632	114,744
	Posco DX Co. Ltd.	IT Services	8,896	147,411
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	4,800	392,149
	POSCO Holdings, Inc.	Metals & Mining	12,672	2,396,708
	Posco International Corp.	Trading Companies & Distributors	7,744	259,010
	S-1 Corp.	Commercial Services & Supplies	3,200	139,952
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	2,988	2,057,611
	Samsung C&T Corp.	Industrial Conglomerates	14,016	1,112,713
	Samsung Card Co. Ltd.	Consumer Finance	5,056	137,516
141	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung E&A Co. Ltd.	Construction & Engineering	26,688	$ 358,498
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	9,408	824,837
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	559,296	21,954,030
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	5,248	1,274,132
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	109,888	1,005,970
	Samsung Life Insurance Co. Ltd.	Insurance	12,544	706,212
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	8,832	1,130,616
	Samsung SDS Co. Ltd.	IT Services	6,656	525,248
	Samsung Securities Co. Ltd.	Capital Markets	10,688	328,443
	Shinhan Financial Group Co. Ltd.	Banks	80,960	2,586,871
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	4,736	319,378
[a]	SK Bioscience Co. Ltd.	Biotechnology	4,096	109,041
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	91,328	11,827,674
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	4,352	65,760
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	10,112	771,877
[a]	SK Square Co. Ltd.	Industrial Conglomerates	15,488	982,397
	SK, Inc.	Industrial Conglomerates	5,888	518,224
[a]	SKC Co. Ltd.	Chemicals	3,136	219,147
	S-Oil Corp.	Oil, Gas & Consumable Fuels	6,976	265,775
	Woori Financial Group, Inc.	Banks	115,008	1,288,714
	Yuhan Corp.	Pharmaceuticals	9,152	678,709
	Total Common Stocks (Cost $104,100,009)			110,563,598
	Preferred Stocks 3.8%
	South Korea 3.8%
[c]	Amorepacific Corp., 3.393%, pfd.	Personal Care Products	1,536	34,736
[c]	CJ CheilJedang Corp., 4.552%, pfd.	Food Products	256	23,105
[c]	Hanwha Corp., 4.916%, pfd.	Industrial Conglomerates	3,264	38,326
[c]	Hyundai Motor Co., 8.159%, pfd.	Automobiles	5,888	592,999
[c]	Hyundai Motor Co., 8.181%, pfd.	Automobiles	3,712	371,326
[c]	LG Chem Ltd., 0.911%, pfd.	Chemicals	1,280	100,227
[c]	LG Electronics, Inc., 2.778%, pfd.	Household Durables	2,944	75,574
[c]	LG H&H Co. Ltd., 2.917%, pfd.	Personal Care Products	320	26,448
[c]	Samsung Electronics Co. Ltd., 2.301%, pfd.	Technology Hardware, Storage & Peripherals	96,768	3,101,833
[c]	Samsung Fire & Marine Insurance Co. Ltd., 7.013%, pfd.	Insurance	448	82,450
[c]	Samsung SDI Co. Ltd., 0.922%, pfd.	Electronic Equipment, Instruments & Components	256	19,802
	Total Preferred Stocks (Cost $4,807,725)			4,466,826
	Total Investments before Short-Term Investments (Cost $108,907,734)			115,030,424
franklintempleton.com	Annual Report	142

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	37	$ 37
	Total Short-Term Investments (Cost $37)			37
	Total Investments (Cost $108,907,771) 98.6%			115,030,461
	Other Assets, less Liabilities 1.4%			1,657,310
	Net Assets 100.0%			$ 116,687,771
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $2,220,362, representing 1.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	25	$ 1,416,808	6/12/25	$ (17,584)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
143	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Switzerland ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$32.86	$31.21	$34.00	$30.36	$24.44
Income from investment operations[a]:
Net investment income[b]	0.74	0.80	0.66	0.70	0.88
Net realized and unrealized gains (losses)	2.58	1.63	(2.86)	3.62	5.74
Total from investment operations	3.32	2.43	(2.20)	4.32	6.62
Less distributions from net investment income	(0.65)	(0.78)	(0.59)	(0.68)	(0.70)
Net asset value, end of year	$35.53	$32.86	$31.21	$34.00	$30.36
Total return[c]	10.22%	7.86%	(6.23)%	14.22%	27.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%	0.09%	0.09%	0.09%
Net investment income	2.18%	2.52%	2.24%	2.07%	3.13%
Supplemental data
Net assets, end of year (000’s)	$49,749	$46,010	$49,941	$47,593	$48,570
Portfolio turnover rate[e]	10.82%[f]	14.49%[f]	7.89%[f]	13.99%[f]	12.59%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	10.82%	14.49%	7.89%	13.99%	12.59%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	144

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Switzerland ETF
		Industry	Shares	Value
	Common Stocks 97.7%
	Switzerland 94.4%
	ABB Ltd.	Electrical Equipment	37,758	$ 1,929,830
	Adecco Group AG	Professional Services	5,628	168,061
	Alcon AG	Health Care Equipment & Supplies	16,310	1,534,126
	Avolta AG	Specialty Retail	2,884	125,302
	Bachem Holding AG, Class B	Life Sciences Tools & Services	1,106	64,754
	Baloise Holding AG	Insurance	1,596	334,082
	Banque Cantonale Vaudoise	Banks	994	108,304
	Barry Callebaut AG	Food Products	127	168,233
	Belimo Holding AG	Building Products	336	205,455
	BKW AG	Electric Utilities	700	122,317
	Chocoladefabriken Lindt & Spruengli AG	Food Products	68	917,683
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	14,574	2,519,461
	Clariant AG	Chemicals	7,952	85,609
	DKSH Holding AG	Trading Companies & Distributors	1,260	95,702
	Emmi AG	Food Products	70	64,086
	EMS-Chemie Holding AG	Chemicals	252	170,896
	Flughafen Zurich AG	Transportation Infrastructure	672	158,895
[a]	Galderma Group AG	Pharmaceuticals	3,500	370,155
	Geberit AG	Building Products	1,168	726,081
	Georg Fischer AG	Machinery	2,885	209,344
	Givaudan SA	Chemicals	280	1,201,967
	Helvetia Holding AG	Insurance	1,218	251,516
	Julius Baer Group Ltd.	Capital Markets	7,154	490,814
	Kuehne & Nagel International AG	Marine Transportation	1,750	402,515
	Logitech International SA	Technology Hardware, Storage & Peripherals	5,250	438,632
	Lonza Group AG	Life Sciences Tools & Services	2,333	1,429,729
	Nestle SA	Food Products	64,834	6,546,787
	Novartis AG	Pharmaceuticals	50,344	5,567,287
	Partners Group Holding AG	Capital Markets	778	1,095,663
	PSP Swiss Property AG	Real Estate Management & Development	1,582	247,112
	Roche Holding AG	Pharmaceuticals	17,458	5,732,183
	Roche Holding AG	Pharmaceuticals	728	252,115
	Sandoz Group AG	Pharmaceuticals	15,456	647,064
	Schindler Holding AG, PC	Machinery	1,428	445,145
	Schindler Holding AG	Machinery	728	219,696
	SGS SA	Professional Services	5,456	542,177
	SIG Group AG	Containers & Packaging	11,606	213,952
	Sika AG	Chemicals	5,264	1,268,477
	Sonova Holding AG	Health Care Equipment & Supplies	1,722	499,229
	Straumann Holding AG	Health Care Equipment & Supplies	3,757	449,906
	Swatch Group AG	Textiles, Apparel & Luxury Goods	994	170,432
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,750	60,031
	Swiss Life Holding AG	Insurance	994	902,155
	Swiss Prime Site AG	Real Estate Management & Development	2,688	329,943
	Swiss Re AG	Insurance	9,072	1,538,062
	Swisscom AG	Diversified Telecommunication Services	896	515,978
	Temenos AG	Software	2,142	164,872
	UBS Group AG	Capital Markets	87,612	2,660,790
[b]	VAT Group AG	Machinery	952	338,728
	Zurich Insurance Group AG	Insurance	3,290	2,286,917
				46,988,250
145	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Switzerland ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 3.3%
	Holcim AG, Class B	Construction Materials	15,204	$ 1,623,937
	Total Common Stocks (Cost $44,245,265)			48,612,187
	Total Investments before Short-Term Investments (Cost $44,245,265)			48,612,187
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	2,258	2,258
	Total Short-Term Investments (Cost $2,258)			2,258
	Total Investments (Cost $44,247,523) 97.7%			48,614,445
	Other Assets, less Liabilities 2.3%			1,134,405
	Net Assets 100.0%			$ 49,748,850
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the value of this security was $338,728, representing 0.7% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index		8	$ 1,128,274	6/20/25	$ (30,812)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	146

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Taiwan ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$44.22	$37.05	$43.67	$41.12	$23.18
Income from investment operations[a]:
Net investment income[b]	0.75	1.21	1.25	0.98	0.74
Net realized and unrealized gains (losses)	(1.48)	7.14	(6.84)	2.64	17.99
Total from investment operations	(0.73)	8.35	(5.59)	3.62	18.73
Less distributions from net investment income	(0.89)	(1.18)	(1.03)	(1.07)	(0.79)
Net asset value, end of year	$42.60	$44.22	$37.05	$43.67	$41.12
Total return[c]	(1.84)%	22.90%	(12.55)%	8.72%	81.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%[d]	0.19%	0.19%	0.19%	0.19%
Net investment income	1.59%	3.12%	3.52%	2.20%	2.24%
Supplemental data
Net assets, end of year (000’s)	$302,456	$225,504	$137,094	$43,667	$32,897
Portfolio turnover rate[e]	195.53%[f]	12.14%[f]	11.88%[f]	17.76%[f]	10.63%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	2.25%	12.14%	5.40%	7.86%	10.63%
147	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Taiwan ETF
	Industry	Shares	Value
Common Stocks 99.7%
China 0.8%
Airtac International Group, Class A	Machinery	46,860	$ 1,172,823
Silergy Corp.	Semiconductors & Semiconductor Equipment	113,200	1,287,042
			2,459,865
Taiwan 98.8%
Accton Technology Corp.	Communications Equipment	172,730	2,996,536
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	968,000	1,033,525
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	8,520	213,754
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	157,258	1,776,124
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	26,554	2,191,340
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,110,600	4,783,248
Asia Cement Corp.	Construction Materials	842,770	1,185,373
Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	110,300	1,508,206
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	14,350	756,344
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	10,650	959,069
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	242,820	4,453,803
AUO Corp., Class H	Electronic Equipment, Instruments & Components	2,415,000	978,292
Capital Securities Corp., Class A	Capital Markets	692,000	528,340
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	208,740	1,317,100
Cathay Financial Holding Co. Ltd., Class A	Insurance	3,168,900	5,841,026
Chailease Holding Co. Ltd., Class A	Financial Services	519,091	1,813,555
Chang Hwa Commercial Bank Ltd., Class A	Banks	2,410,989	1,288,911
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	629,300	951,460
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	201,670	1,020,422
China Airlines Ltd., Class A	Passenger Airlines	988,000	669,528
China Motor Corp., Class A	Automobiles	88,370	192,164
China Steel Corp., Class A	Metals & Mining	3,878,000	2,616,285
Chroma ATE, Inc.	Electronic Equipment, Instruments & Components	136,320	1,170,129
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,309,510	5,068,053
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	1,385,000	1,328,582
CTBC Financial Holding Co. Ltd., Class A	Banks	5,630,000	6,689,361
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	744,090	8,067,838
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	271,800	2,169,325
E.Sun Financial Holding Co. Ltd., Class A	Banks	5,216,343	4,516,824
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	68,160	903,257
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	104,446	1,714,421
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	22,813	1,563,122
Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	206,150	244,009
Eternal Materials Co. Ltd., Class H	Chemicals	328,185	274,785
Eva Airways Corp., Class H	Passenger Airlines	928,000	1,133,360
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	372,750	2,475,457
Far Eastern International Bank	Banks	801,735	323,567
Far Eastern New Century Corp.	Industrial Conglomerates	1,006,786	997,613
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	607,000	1,681,921
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	170,464	610,954
First Financial Holding Co. Ltd.	Banks	3,631,450	2,958,534
Formosa Chemicals & Fibre Corp.	Chemicals	1,175,500	922,273
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	470,740	518,909
Formosa Plastics Corp.	Chemicals	1,284,650	1,416,104
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	21,740	53,626
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	331,000	178,946
Fortune Electric Co. Ltd.	Electrical Equipment	43,697	591,576
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	380,030	707,352
Fubon Financial Holding Co. Ltd.	Insurance	2,798,245	7,188,925
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	28,010	330,696
Giant Manufacturing Co. Ltd.	Leisure Products	107,645	455,512
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	177,710	1,295,258
franklintempleton.com	Annual Report	148

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Taiwan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	30,550	$ 966,117
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	86,710	833,085
	Hiwin Technologies Corp.	Machinery	97,189	705,445
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	4,107,400	18,061,303
	Hotai Motor Co. Ltd.	Specialty Retail	112,190	2,034,135
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	250,400	295,631
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	3,135,560	2,625,362
	Innolux Corp.	Electronic Equipment, Instruments & Components	2,561,080	1,164,741
	International Games System Co. Ltd.	Entertainment	67,312	1,565,089
	Inventec Corp.	Technology Hardware, Storage & Peripherals	875,000	1,112,115
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	35,006	1,029,015
	KGI Financial Holding Co. Ltd., Class A	Insurance	5,413,000	2,795,963
	King Slide Works Co. Ltd.	Technology Hardware, Storage & Peripherals	21,726	1,079,675
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	374,500	989,192
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	32,660	2,316,521
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	735,800	2,014,433
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	25,489	1,055,564
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	509,780	21,341,592
	Mega Financial Holding Co. Ltd.	Banks	4,054,365	4,872,198
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	235,000	1,146,600
	momo.com, Inc.	Broadline Retail	25,901	271,082
	Nan Ya Plastics Corp.	Chemicals	1,788,740	1,616,210
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	71,870	218,624
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	399,210	449,679
	Nien Made Enterprise Co. Ltd.	Household Durables	47,200	560,102
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	196,770	3,229,867
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	125,175	243,922
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	703,793	1,778,427
[a]	PharmaEssentia Corp.	Biotechnology	87,576	1,366,294
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	767,000	815,454
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	1,079,000	493,963
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	231,600	850,996
	President Chain Store Corp.	Consumer Staples Distribution & Retail	180,340	1,363,311
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	913,780	6,178,559
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	163,658	2,577,912
	Ruentex Development Co. Ltd.	Real Estate Management & Development	529,610	559,877
	Shanghai Commercial & Savings Bank Ltd.	Banks	1,282,000	1,737,520
	Shihlin Electric & Engineering Corp.	Electrical Equipment	96,200	424,465
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	5,718,027	2,101,044
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	192,650	652,756
	SinoPac Financial Holdings Co. Ltd.	Banks	4,060,642	2,721,159
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	464,700	999,310
	Taishin Financial Holding Co. Ltd.	Banks	4,047,800	2,096,895
	Taiwan Business Bank	Banks	2,077,760	913,645
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	3,487,045	2,525,817
	Taiwan Fertilizer Co. Ltd.	Chemicals	254,416	388,492
[a]	Taiwan Glass Industry Corp.	Building Products	447,000	216,079
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	715,000	574,972
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	511,240	1,793,825
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	80,280	294,983
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,218,405	60,801,101
[a]	Tatung Co. Ltd.	Electrical Equipment	564,000	691,358
	TCC Group Holdings Co. Ltd.	Construction Materials	2,287,118	2,207,729
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	407,000	600,647
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	96,950	293,456
	U-Ming Marine Transport Corp.	Marine Transportation	144,869	280,990
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	448,090	1,248,349
149	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Taiwan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Uni-President Enterprises Corp.	Food Products	1,650,100	$ 4,000,694
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	4,047,720	5,443,286
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	354,338	993,566
	Voltronic Power Technology Corp.	Electrical Equipment	22,360	1,030,368
	Walsin Lihwa Corp.	Electrical Equipment	932,446	645,923
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	109,510	285,298
	Wan Hai Lines Ltd.	Marine Transportation	315,230	742,444
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	139,210	412,986
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	1,070,548	565,864
	Wistron Corp.	Technology Hardware, Storage & Peripherals	937,343	2,690,424
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	35,050	1,725,977
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	506,000	944,869
	Yageo Corp.	Electronic Equipment, Instruments & Components	164,405	2,381,712
	Yang Ming Marine Transport Corp.	Marine Transportation	601,374	1,347,556
	Yuanta Financial Holding Co. Ltd.	Financial Services	3,923,000	3,952,243
	Yulon Motor Co. Ltd.	Automobiles	201,859	252,001
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	218,820	682,113
				298,864,665
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	25,760	438,353
	Total Common Stocks (Cost $259,512,505)			301,762,883
	Total Investments before Short-Term Investments (Cost $259,512,505)			301,762,883
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	224,256	224,256
	Total Short-Term Investments (Cost $224,256)			224,256
	Total Investments (Cost $259,736,761) 99.8%			301,987,139
	Other Assets, less Liabilities 0.2%			468,366
	Net Assets 100.0%			$ 302,455,505
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 209
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	150

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE United Kingdom ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$26.10	$24.21	$25.46	$23.78	$17.92
Income from investment operations[a]:
Net investment income[b]	0.99	0.96	0.94	0.95	0.84
Net realized and unrealized gains (losses)	2.57	1.92	(1.22)	1.47	5.62
Total from investment operations	3.56	2.88	(0.28)	2.42	6.46
Less distributions from net investment income	(1.16)	(0.99)	(0.97)	(0.74)	(0.60)
Net asset value, end of year	$28.50	$26.10	$24.21	$25.46	$23.78
Total return[c]	14.06%	12.18%	(0.71)%	10.27%	36.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]	0.09%[d]
Net investment income	3.63%	3.90%	4.10%	3.77%	3.98%
Supplemental data
Net assets, end of year (000’s)	$712,492	$652,527	$568,961	$613,573	$205,673
Portfolio turnover rate[e]	10.13%[f]	4.70%[f]	5.61%[f]	5.76%[f]	7.26%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	10.13%	4.70%	5.60%	5.76%	7.26%
151	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE United Kingdom ETF
		Industry	Shares	Value
	Common Stocks 99.1%
	Australia 3.9%
[a]	Glencore PLC	Metals & Mining	3,154,000	$ 11,411,090
	Rio Tinto PLC	Metals & Mining	277,500	16,428,077
				27,839,167
	Austria 0.2%
	Mondi PLC	Paper & Forest Products	114,500	1,695,901
	Bermuda 0.2%
	Hiscox Ltd.	Insurance	83,500	1,267,465
	Chile 0.3%
	Antofagasta PLC	Metals & Mining	90,000	1,938,256
	France 0.0%†
[a]	Canal & SA	Media	177,000	420,372
	Ireland 1.8%
	DCC PLC	Industrial Conglomerates	25,500	1,693,432
	Experian PLC	Professional Services	238,000	10,960,848
				12,654,280
	Isle Of Man 0.2%
	Entain PLC	Hotels, Restaurants & Leisure	158,500	1,182,086
	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	48,000	579,908
	Netherlands 8.1%
	Shell PLC	Oil, Gas & Consumable Fuels	1,579,000	57,576,190
	Nigeria 0.1%
[b]	Airtel Africa PLC	Wireless Telecommunication Services	264,000	564,296
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	128,818	—
	Switzerland 0.3%
	Coca-Cola HBC AG	Beverages	53,000	2,397,079
	United Kingdom 83.1%
	3i Group PLC	Capital Markets	241,000	11,248,324
	Admiral Group PLC	Insurance	75,500	2,777,373
	Anglo American PLC	Metals & Mining	323,000	8,942,772
	Ashtead Group PLC	Trading Companies & Distributors	113,500	6,073,898
	Associated British Foods PLC	Food Products	80,500	1,984,594
	AstraZeneca PLC	Pharmaceuticals	388,500	56,433,927
[b]	Auto Trader Group PLC	Interactive Media & Services	228,000	2,190,115
	Aviva PLC	Insurance	701,000	5,023,539
	B&M European Value Retail SA	Broadline Retail	242,500	815,070
	BAE Systems PLC	Aerospace & Defense	788,000	15,861,854
	Barclays PLC	Banks	3,759,000	13,963,859
	Barratt Redrow PLC	Household Durables	376,000	2,052,428
	Beazley PLC	Insurance	165,500	1,980,250
	Berkeley Group Holdings PLC	Household Durables	25,500	1,179,643
	BP PLC	Oil, Gas & Consumable Fuels	4,182,000	23,540,325
	British American Tobacco PLC	Tobacco	513,000	21,069,774
	British Land Co. PLC	Diversified REITs	259,000	1,234,920
	BT Group PLC	Diversified Telecommunication Services	1,638,500	3,507,553
	Bunzl PLC	Trading Companies & Distributors	85,500	3,273,253
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	92,500	921,486
	Centrica PLC	Multi-Utilities	1,313,500	2,532,081
	Coca-Cola Europacific Partners PLC	Beverages	53,000	4,610,819
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE United Kingdom ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Compass Group PLC	Hotels, Restaurants & Leisure	442,000	$ 14,565,165
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	429,000	1,424,199
	Croda International PLC	Chemicals	36,000	1,358,231
	Diageo PLC	Beverages	577,000	15,003,253
	Diploma PLC	Trading Companies & Distributors	34,500	1,712,658
	Endeavour Mining PLC	Metals & Mining	52,000	1,220,895
	GSK PLC	Pharmaceuticals	1,037,500	19,578,428
	Haleon PLC	Pharmaceuticals	2,300,000	11,616,626
	Halma PLC	Electronic Equipment, Instruments & Components	98,500	3,281,456
	Hikma Pharmaceuticals PLC	Pharmaceuticals	42,000	1,056,583
	Howden Joinery Group PLC	Trading Companies & Distributors	142,500	1,322,471
	HSBC Holdings PLC	Banks	4,634,000	52,270,916
	IMI PLC	Machinery	66,000	1,607,527
	Imperial Brands PLC	Tobacco	216,000	7,987,681
	Informa PLC	Media	345,500	3,431,173
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	41,000	4,367,022
	Intermediate Capital Group PLC	Capital Markets	68,500	1,727,657
	International Consolidated Airlines Group SA	Passenger Airlines	595,500	2,004,618
	Intertek Group PLC	Professional Services	42,000	2,713,287
	J Sainsbury PLC	Consumer Staples Distribution & Retail	494,500	1,501,226
	JD Sports Fashion PLC	Specialty Retail	649,500	569,235
	Kingfisher PLC	Specialty Retail	464,500	1,518,669
	Land Securities Group PLC	Diversified REITs	193,000	1,370,132
	Legal & General Group PLC	Insurance	1,529,000	4,791,798
	Lloyds Banking Group PLC	Banks	15,875,500	14,770,137
	London Stock Exchange Group PLC	Capital Markets	129,000	19,081,683
	M&G PLC	Financial Services	569,000	1,457,858
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	530,500	2,434,262
	Melrose Industries PLC	Aerospace & Defense	331,500	2,032,876
	National Grid PLC	Multi-Utilities	1,267,500	16,515,686
	NatWest Group PLC	Banks	1,924,000	11,220,020
	Next PLC	Broadline Retail	30,000	4,292,391
[a,c]	NMC Health PLC	Health Care Providers & Services	3,705	—
	Pearson PLC	Diversified Consumer Services	173,500	2,727,653
	Persimmon PLC	Household Durables	83,000	1,276,481
	Phoenix Group Holdings PLC	Insurance	181,500	1,338,860
	Prudential PLC	Insurance	686,000	7,315,629
	Reckitt Benckiser Group PLC	Household Products	179,000	12,083,620
	RELX PLC	Professional Services	485,000	24,245,524
	Rentokil Initial PLC	Commercial Services & Supplies	654,500	2,936,512
	Rightmove PLC	Interactive Media & Services	203,500	1,800,850
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	2,207,000	21,336,663
	RS Group PLC	Trading Companies & Distributors	122,500	887,827
	Sage Group PLC	Software	260,000	4,050,634
	Schroders PLC	Capital Markets	219,000	983,141
	Segro PLC	Industrial REITs	350,500	3,125,235
	Severn Trent PLC	Water Utilities	68,500	2,237,819
	Smith & Nephew PLC	Health Care Equipment & Supplies	227,000	3,179,054
	Smiths Group PLC	Industrial Conglomerates	89,000	2,218,271
	Spirax Group PLC	Machinery	19,000	1,515,599
	SSE PLC	Electric Utilities	283,500	5,832,889
	St. James’s Place PLC	Capital Markets	142,500	1,797,015
	Standard Chartered PLC	Banks	515,500	7,582,027
	Taylor Wimpey PLC	Household Durables	921,000	1,285,073
	Tesco PLC	Consumer Staples Distribution & Retail	1,749,000	7,501,748
	Unilever PLC	Personal Care Products	632,500	37,636,029
	UNITE Group PLC	Residential REITs	105,000	1,103,205
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE United Kingdom ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	United Utilities Group PLC	Water Utilities	177,000	$ 2,304,048
	Vodafone Group PLC	Wireless Telecommunication Services	5,322,000	5,007,774
	Weir Group PLC	Machinery	67,500	2,021,315
	Whitbread PLC	Hotels, Restaurants & Leisure	45,500	1,438,277
[a]	Wise PLC, Class A	Financial Services	194,500	2,372,432
	WPP PLC	Media	278,500	2,089,263
				592,254,143
	United States 0.8%
	Smurfit WestRock PLC	Containers & Packaging	133,500	5,962,106
	Total Common Stocks (Cost $657,774,043)			706,331,249
	Total Investments before Short-Term Investments (Cost $657,774,043)			706,331,249
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	489,625	489,625
	Total Short-Term Investments (Cost $489,625)			489,625
	Total Investments (Cost $658,263,668) 99.2%			706,820,874
	Other Assets, less Liabilities 0.8%			5,670,820
	Net Assets 100.0%			$ 712,491,694
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $4,178,610, representing 0.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	56	$ 6,210,472	6/20/25	$ (88,342)

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 209.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	154

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 March 31, 2025
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 24,901,440	$ 60,923,790	$ 166,037,817	$ 356,000,142
Cost – Non-controlled affiliates (Note 3c)	39	40,578	48,735	78,873
Value – Unaffiliated issuers	$ 28,238,432	$ 56,784,899	$ 173,816,795	$ 398,077,011
Value – Non-controlled affiliates (Note 3c)	39	40,578	48,735	78,873
Cash	—	5	240	8
Foreign currency, at value (cost $21,744, $304,998, $1,445,999 and $69,895, respectively)	21,706	301,389	1,438,151	69,895
Receivables:
Dividends and interest	64,189	210,291	823,688	710,136
Investment securities sold	467	—	—	—
Variation margin on futures contracts	—	—	99,599	9,720
Deposits with brokers for:
Futures contracts	50	42,464	329,904	64,913
Total assets	28,324,883	57,379,626	176,557,112	399,010,556
Liabilities:
Payables:
Investment securities purchased	39	59	1,013,832	163
Management fees	4,591	3,863	27,259	30,430
Variation margin on futures contracts	—	8,531	—	—
Due to Custodian	5,967	—	—	—
Deferred taxes on unrealized appreciation	231,649	—	—	—
Accrued expenses and other liabilities	457	—	—	—
Total liabilities	242,703	12,453	1,041,091	30,593
Net assets, at value	$ 28,082,180	$ 57,367,173	$ 175,516,021	$ 398,979,963
Net assets consist of:
Paid-in capital	$ 31,828,560	$ 62,989,303	$ 324,465,648	$ 361,183,599
Total distributable earnings (loss)	(3,746,380)	(5,622,130)	(148,949,627)	37,796,364
Net assets, at value	$ 28,082,180	$ 57,367,173	$ 175,516,021	$ 398,979,963
Shares outstanding	1,200,000	2,100,000	10,700,000	10,750,000
Net asset value per share	$23.40	$27.32	$16.40	$37.11
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 167,232,566	$ 83,385,815	$ 19,321,850	$ 24,890,994
Cost – Non-controlled affiliates (Note 3c)	52,011	46,800	1,925	—
Value – Unaffiliated issuers	$ 173,908,995+	$ 84,982,174	$ 21,604,420	$ 27,439,975
Value – Non-controlled affiliates (Note 3c)	52,011	46,800	1,925	—
Cash	142	88,452	—	—
Foreign currency, at value (cost $58,576, $78,708, $14,759 and $0, respectively)	58,188	78,597	14,739	—
Receivables:
Capital shares sold	6,016	—	—	—
Dividends and interest	10,595	579,325	53,171	63,038
European Union tax reclaims receivable (Note 1e)	—	252,918	19,512	—
Investment securities sold	—	36,454	—	—
Deposits with brokers for:
Futures contracts	—	56,902	3,920	3,528
Total assets	174,035,947	86,121,622	21,697,687	27,506,541
Liabilities:
Payables:
Investment securities purchased	252	106,428	23	—
European Union tax reclaims contingent fees payable (Note 1e)	—	63,230	4,878	—
Management fees	28,167	6,157	1,703	2,073
Variation margin on futures contracts	—	11,512	747	571
Due to Custodian	—	—	—	7,002
Foreign currency due to Custodian (cost $0, $0, $0 and $395, respectively)	—	—	—	394
Payable upon return of securities loaned	29,700	—	—	—
Total liabilities	58,119	187,327	7,351	10,040
Net assets, at value	$ 173,977,828	$ 85,934,295	$ 21,690,336	$ 27,496,501
Net assets consist of:
Paid-in capital	$ 208,286,203	$ 90,481,868	$ 23,277,613	$ 26,522,885
Total distributable earnings (loss)	(34,308,375)	(4,547,573)	(1,587,277)	973,616
Net assets, at value	$ 173,977,828	$ 85,934,295	$ 21,690,336	$ 27,496,501
Shares outstanding	8,200,000	2,800,000	800,000	950,000
Net asset value per share	$21.22	$30.69	$27.11	$28.94
+Includes securities loaned	29,112	—	—	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 12,388,609	$ 1,635,545,839	$ 2,003,343,596	$ 80,697,151
Cost – Non-controlled affiliates (Note 3c)	1	14,580,819	1,634,039	438,852
Value – Unaffiliated issuers	$ 12,554,520	$ 1,778,584,682	$ 2,040,693,124+	$ 84,389,696
Value – Non-controlled affiliates (Note 3c)	1	14,580,819	1,634,039	438,852
Cash	—	62,552	1,392,243	—
Foreign currency, at value (cost $50,317, $5,135,938, $994,757 and $410,416, respectively)	50,285	5,135,938	1,000,708	411,832
Receivables:
Capital shares sold	—	—	54,188,309	—
Dividends and interest	24,623	425,633	19,596,988	871,180
Investment securities sold	—	—	563,326	32,261
Variation margin on futures contracts	86	—	—	—
Deposits with brokers for:
Futures contracts	5,374	1,052,480	1,309,020	73,305
Unrealized appreciation on OTC forward exchange contracts	—	—	—	423
Total assets	12,634,889	1,799,842,104	2,120,377,757	86,217,549
Liabilities:
Payables:
Investment securities purchased	1	5,237	53,479,264	382,814
Management fees	993	265,690	148,540	6,640
Variation margin on futures contracts	—	223,766	1,185,475	60,225
Due to Custodian	7,003	—	—	—
Payable upon return of securities loaned	—	—	1,489,374	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	383,868
Deferred taxes on unrealized appreciation	—	17,608,549	—	—
Total liabilities	7,997	18,103,242	56,302,653	833,547
Net assets, at value	$ 12,626,892	$ 1,781,738,862	$ 2,064,075,104	$ 85,384,002
Net assets consist of:
Paid-in capital	$ 18,373,035	$ 1,711,660,083	$ 2,131,070,695	$ 84,216,330
Total distributable earnings (loss)	(5,746,143)	70,078,779	(66,995,591)	1,167,672
Net assets, at value	$ 12,626,892	$ 1,781,738,862	$ 2,064,075,104	$ 85,384,002
Shares outstanding	700,000	48,300,000	70,800,000	2,800,000
Net asset value per share	$18.04	$36.89	$29.15	$30.49
+Includes securities loaned	—	—	1,395,102	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 25,886,008	$ 54,827,778	$ 15,815,928	$ 108,907,734
Cost – Non-controlled affiliates (Note 3c)	52,462	175,006	1	37
Value – Unaffiliated issuers	$ 28,721,889+	$ 45,079,212+	$ 17,768,647	$ 115,030,424
Value – Non-controlled affiliates (Note 3c)	52,462	175,006	1	37
Cash	16,892	—	—	—
Foreign currency, at value (cost $130,068, $20,207, $51,035 and $67,703, respectively)	129,061	19,897	51,040	67,510
Receivables:
Dividends and interest	148,170	464	13,103	1,622,921
Investment securities sold	—	19	—	—
Deposits with brokers for:
Futures contracts	51,450	—	—	124,860
Total assets	29,119,924	45,274,598	17,832,791	116,845,752
Liabilities:
Payables:
Investment securities purchased	20	2	1	37
Management fees	4,637	8,953	5,798	9,383
Variation margin on futures contracts	3,895	—	—	42,019
Due to Custodian	—	8,870	40,205	106,542
Payable upon return of securities loaned	34,414	175,005	—	—
Total liabilities	42,966	192,830	46,004	157,981
Net assets, at value	$ 29,076,958	$ 45,081,768	$ 17,786,787	$ 116,687,771
Net assets consist of:
Paid-in capital	$ 30,924,627	$ 59,613,252	$ 16,164,094	$ 144,496,632
Total distributable earnings (loss)	(1,847,669)	(14,531,484)	1,622,693	(27,808,861)
Net assets, at value	$ 29,076,958	$ 45,081,768	$ 17,786,787	$ 116,687,771
Shares outstanding	1,500,000	1,800,000	500,000	6,400,000
Net asset value per share	$19.38	$25.05	$35.57	$18.23
+Includes securities loaned	32,090	163,189	—	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 March 31, 2025
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 44,245,265	$ 259,512,505	$ 657,774,043
Cost – Non-controlled affiliates (Note 3c)	2,258	224,256	489,625
Value – Unaffiliated issuers	$ 48,612,187	$ 301,762,883	$ 706,331,249
Value – Non-controlled affiliates (Note 3c)	2,258	224,256	489,625
Cash	—	19,442	25
Foreign currency, at value (cost $160,171, $191,729 and $0, respectively)	159,538	191,371	—
Receivables:
Dividends and interest	923,128	308,864	4,699,753
Investment securities sold	—	222	1,359,255
Deposits with brokers for:
Futures contracts	62,113	—	276,190
Total assets	49,759,224	302,507,038	713,156,097
Liabilities:
Payables:
Investment securities purchased	43	236	464
Management fees	4,400	51,297	55,686
Variation margin on futures contracts	5,931	—	53,449
Foreign currency due to Custodian (cost $0, $0 and $561,361, respectively)	—	—	554,804
Total liabilities	10,374	51,533	664,403
Net assets, at value	$ 49,748,850	$ 302,455,505	$ 712,491,694
Net assets consist of:
Paid-in capital	$ 48,401,501	$ 289,612,819	$ 684,207,974
Total distributable earnings (loss)	1,347,349	12,842,686	28,283,720
Net assets, at value	$ 49,748,850	$ 302,455,505	$ 712,491,694
Shares outstanding	1,400,000	7,100,000	25,000,000
Net asset value per share	$35.53	$42.60	$28.50
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Franklin Templeton ETF Trust
Financial Statements
Statements of Operations
 for the year ended March 31, 2025
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 676,628	$ 1,949,213	$ 12,449,046	$ 10,501,631
Non-Controlled affiliates (Note 3c)	1,400	1,678	9,031	8,755
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	138	1,435	2,163	26,512
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	—	44	—	—
Total investment income	678,166	1,952,370	12,460,240	10,536,898
Expenses:
Management fees (Note 3a)	55,395	45,422	308,208	362,158
Total expenses	55,395	45,422	308,208	362,158
Expenses waived/paid by affiliates (Note 3c)	(177)	(50)	(406)	(193)
Net expenses	55,218	45,372	307,802	361,965
Net investment income	622,948	1,906,998	12,152,438	10,174,933
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers[c]	(486,767)	(438,168)	(5,077,685)	(1,428,927)
In-kind redemptions	220,286	3,461,152	—	9,572,186
Foreign currency transactions	(14,103)	(32,744)	(437,622)	(52,745)
Forward exchange contracts	—	—	62,094	—
Futures contracts	(1,124)	(829)	(313,458)	151,089
Net realized gain (loss)	(281,708)	2,989,411	(5,766,671)	8,241,603
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,447,854	(6,255,046)	(23,740,510)	17,613,294
Translation of other assets and liabilities denominated in foreign currencies	996	(4,781)	15,906	(2,608)
Futures contracts	73	(10,708)	34,451	(11,571)
Change in deferred taxes on unrealized appreciation	35,852	—	—	—
Net change in unrealized appreciation (depreciation)	2,484,775	(6,270,535)	(23,690,153)	17,599,115
Net realized and unrealized gain (loss)	2,203,067	(3,281,124)	(29,456,824)	25,840,718
Net increase (decrease) in net assets resulting from operations	$2,826,015	$(1,374,126)	$(17,304,386)	$36,015,651

[a]Foreign taxes withheld on dividends	$87,442	$20,367	$768,522	$1,853,165
[b]Foreign taxes withheld on interest	$1	$—	$—	$—
[c]Includes capital gains taxes paid	$109,897	$—	$—	$—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 3,589,826	$ 2,240,817	$ 603,374	$ 607,383
Non-Controlled affiliates (Note 3c)	4,273	3,116	272	467
European Union tax reclaims (Note 1e)	—	11,771	344	—
Interest:
Unaffiliated issuers	2,274	4,138	198	236
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	487	—	—	—
Non-Controlled affiliates (Note 3c)	1,129	—	—	—
Total investment income	3,597,989	2,259,842	604,188	608,086
Expenses:
Management fees (Note 3a)	252,359	69,611	18,556	23,795
European Union tax reclaim contingent fees (Note 1e)	—	2,943	86	—
Total expenses	252,359	72,554	18,642	23,795
Expenses waived/paid by affiliates (Note 3c)	(231)	(66)	(9)	(11)
Net expenses	252,128	72,488	18,633	23,784
Net investment income	3,345,861	2,187,354	585,555	584,302
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,964,206)	(923,072)	(186,555)	(350,547)
In-kind redemptions	2,735,945	1,343,748	—	2,343,418
Foreign currency transactions	9,149	(2,354)	(2,162)	1,532
Forward exchange contracts	(13,142)	—	—	—
Futures contracts	71,591	54,892	2,286	15,969
Net realized gain (loss)	(6,160,663)	473,214	(186,431)	2,010,372
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	45,230,454	1,528,932	1,079,010	2,071,496
Translation of other assets and liabilities denominated in foreign currencies	(328)	3,967	419	46
Futures contracts	208	(68,824)	(4,479)	(2,544)
Net change in unrealized appreciation (depreciation)	45,230,334	1,464,075	1,074,950	2,068,998
Net realized and unrealized gain (loss)	39,069,671	1,937,289	888,519	4,079,370
Net increase (decrease) in net assets resulting from operations	$42,415,532	$4,124,643	$1,474,074	$4,663,672

[a]Foreign taxes withheld on dividends	$283,718	$273,179	$106,944	$105,484
161	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 493,552	$ 14,161,110	$ 45,292,073	$ 1,748,025
Non-Controlled affiliates (Note 3c)	244	226,728	80,441	16,871
Interest:
Unaffiliated issuers	952	—	—	794
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	20	—
Non-Controlled affiliates (Note 3c)	—	—	21,482	—
Total investment income	494,748	14,387,838	45,394,016	1,765,690
Expenses:
Management fees (Note 3a)	11,243	2,930,090	1,802,147	65,760
Total expenses	11,243	2,930,090	1,802,147	65,760
Expenses waived/paid by affiliates (Note 3c)	(6)	(9,009)	(5,882)	(378)
Net expenses	11,237	2,921,081	1,796,265	65,382
Net investment income	483,511	11,466,757	43,597,751	1,700,308
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers[b]	(4,015,229)	(29,878,244)	(38,035,142)	(1,731,022)
In-kind redemptions	658	—	94,709,142	399,224
Foreign currency transactions	415	(1,251,791)	(2,117,909)	1,452,219
Forward exchange contracts	—	—	—	282,129
Futures contracts	14,625	412,788	(1,009,963)	(41,269)
Net realized gain (loss)	(3,999,531)	(30,717,247)	53,546,128	361,281
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,059,807	501,108	(136,784,845)	(126,032)
Translation of other assets and liabilities denominated in foreign currencies	(17)	(6,005)	128,938	7,582
Futures contracts	(1,375)	(484,938)	(894,713)	(20,211)
Forward exchange contracts	—	—	—	(1,152,455)
Change in deferred taxes on unrealized appreciation	—	4,532,046	—	—
Net change in unrealized appreciation (depreciation)	5,058,415	4,542,211	(137,550,620)	(1,291,116)
Net realized and unrealized gain (loss)	1,058,884	(26,175,036)	(84,004,492)	(929,835)
Net increase (decrease) in net assets resulting from operations	$1,542,395	$(14,708,279)	$(40,406,741)	$770,473

[a]Foreign taxes withheld on dividends	$1,133	$4,338,093	$5,164,395	$196,691
[b]Includes capital gains taxes paid	$—	$4,881,403	$—	$—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	162

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 3,082,393	$ 2,802,318	$ 737,306	$ 2,563,957
Non-Controlled affiliates (Note 3c)	1,939	2,205	72	9,718
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	2,431	1,075	—	2,491
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	51	1,560	—	—
Non-Controlled affiliates (Note 3c)	476	3,473	—	—
Total investment income	3,087,290	2,810,631	737,378	2,576,166
Expenses:
Management fees (Note 3a)	92,546	139,607	69,966	143,898
Total expenses	92,546	139,607	69,966	143,898
Expenses waived/paid by affiliates (Note 3c)	(121)	(157)	(10)	(235)
Net expenses	92,425	139,450	69,956	143,663
Net investment income	2,994,865	2,671,181	667,422	2,432,503
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,738,511)	(3,847,871)	(136,508)	8,917,386
In-kind redemptions	1,237,190	(1,156,408)	—	—
Foreign currency transactions	(129,192)	(38,385)	(99)	(329,614)
Forward exchange contracts	3,319	—	(368)	—
Futures contracts	(111,179)	(40,089)	(7,796)	(55,617)
Net realized gain (loss)	(1,738,373)	(5,082,753)	(144,771)	8,532,155
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,100,144)	(17,479,299)	(992,506)	(38,155,065)
Translation of other assets and liabilities denominated in foreign currencies	3,060	(318)	7	64,344
Futures contracts	(1,869)	—	—	(139,049)
Net change in unrealized appreciation (depreciation)	(11,098,953)	(17,479,617)	(992,499)	(38,229,770)
Net realized and unrealized gain (loss)	(12,837,326)	(22,562,370)	(1,137,270)	(29,697,615)
Net increase (decrease) in net assets resulting from operations	$(9,842,461)	$(19,891,189)	$(469,848)	$(27,265,112)

[a]Foreign taxes withheld on dividends	$244,273	$251,001	$24,522	$481,311
[b]Foreign taxes withheld on interest	$—	$—	$—	$55
163	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the year ended March 31, 2025
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 1,224,153	$ 5,762,213	$ 26,116,162
Non-Controlled affiliates (Note 3c)	1,210	8,425	18,678
Interest:
Unaffiliated issuers	376	5,949	12,370
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	—	—	112
Total investment income	1,225,739	5,776,587	26,147,322
Expenses:
Management fees (Note 3a)	48,665	616,582	632,156
Total expenses	48,665	616,582	632,156
Expenses waived/paid by affiliates (Note 3c)	(29)	(369)	(697)
Net expenses	48,636	616,213	631,459
Net investment income	1,177,103	5,160,374	25,515,863
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(758,273)	(22,795,561)	474,507
In-kind redemptions	3,583,315	—	33,608,293
Foreign currency transactions	4,187	(1,027,010)	200
Forward exchange contracts	—	367,368	—
Futures contracts	115,729	(162,523)	348,363
Net realized gain (loss)	2,944,958	(23,617,726)	34,431,363
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,500,797	(2,271,292)	31,509,923
Translation of other assets and liabilities denominated in foreign currencies	8,161	23,252	26,359
Futures contracts	(33,742)	(27,096)	(253,535)
Net change in unrealized appreciation (depreciation)	1,475,216	(2,275,136)	31,282,747
Net realized and unrealized gain (loss)	4,420,174	(25,892,862)	65,714,110
Net increase (decrease) in net assets resulting from operations	$5,597,277	$(20,732,488)	$91,229,973

[a]Foreign taxes withheld on dividends	$216,296	$1,525,979	$60,533
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	164

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 622,948	$ 691,909	$ 1,906,998	$ 1,182,997
Net realized gain (loss)	(281,708)	(2,240,368)	2,989,411	1,048,275
Net change in unrealized appreciation (depreciation)	2,484,775	2,827,663	(6,270,535)	996,478
Net increase (decrease) in net assets resulting from operations	2,826,015	1,279,204	(1,374,126)	3,227,750
Distributions to shareholders (Note 1f)	(851,532)	(715,771)	(1,660,072)	(1,132,129)
Capital share transactions: (Note 2)	(8,856,813)	4,420,748	32,954,539	(4,085,725)
Net increase (decrease) in net assets	(6,882,330)	4,984,181	29,920,341	(1,990,104)
Net assets:
Beginning of year	34,964,510	29,980,329	27,446,832	29,436,936
End of year	$ 28,082,180	$ 34,964,510	$ 57,367,173	$ 27,446,832
165	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 12,152,438	$ 12,656,624	$ 10,174,933	$ 9,700,955
Net realized gain (loss)	(5,766,671)	361,912	8,241,603	1,605,921
Net change in unrealized appreciation (depreciation)	(23,690,153)	32,990,933	17,599,115	44,289,360
Net increase (decrease) in net assets resulting from operations	(17,304,386)	46,009,469	36,015,651	55,596,236
Distributions to shareholders (Note 1f)	(10,598,965)	(13,002,222)	(10,231,884)	(8,908,973)
Capital share transactions: (Note 2)	41,037,484	(139,539,135)	(36,631,215)	83,213,100
Net increase (decrease) in net assets	13,134,133	(106,531,888)	(10,847,448)	129,900,363
Net assets:
Beginning of year	162,381,888	268,913,776	409,827,411	279,927,048
End of year	$ 175,516,021	$ 162,381,888	$ 398,979,963	$ 409,827,411
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	166

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 3,345,861	$ 2,326,737	$ 2,187,354	$ 3,216,419
Net realized gain (loss)	(6,160,663)	(10,537,536)	473,214	6,979,258
Net change in unrealized appreciation (depreciation)	45,230,334	(12,345,956)	1,464,075	3,681,309
Net increase (decrease) in net assets resulting from operations	42,415,532	(20,556,755)	4,124,643	13,876,986
Distributions to shareholders (Note 1f)	(4,065,568)	(3,374,793)	(2,726,480)	(3,162,071)
Capital share transactions: (Note 2)	22,560,008	22,765,048	13,280,889	(51,017,820)
Net increase (decrease) in net assets	60,909,972	(1,166,500)	14,679,052	(40,302,905)
Net assets:
Beginning of year	113,067,856	114,234,356	71,255,243	111,558,148
End of year	$ 173,977,828	$ 113,067,856	$ 85,934,295	$ 71,255,243
167	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Eurozone ETF		Franklin FTSE Germany ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 585,555	$ 493,630	$ 584,302	$ 507,605
Net realized gain (loss)	(186,431)	160,072	2,010,372	54,706
Net change in unrealized appreciation (depreciation)	1,074,950	1,571,666	2,068,998	2,008,733
Net increase (decrease) in net assets resulting from operations	1,474,074	2,225,368	4,663,672	2,571,044
Distributions to shareholders (Note 1f)	(611,823)	(771,809)	(568,974)	(553,900)
Capital share transactions: (Note 2)	—	5,211,634	3,544,781	156,665
Net increase (decrease) in net assets	862,251	6,665,193	7,639,479	2,173,809
Net assets:
Beginning of year	20,828,085	14,162,892	19,857,022	17,683,213
End of year	$ 21,690,336	$ 20,828,085	$ 27,496,501	$ 19,857,022
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	168

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Hong Kong ETF		Franklin FTSE India ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 483,511	$ 607,322	$ 11,466,757	$ 3,464,829
Net realized gain (loss)	(3,999,531)	(469,459)	(30,717,247)	(6,980,565)
Net change in unrealized appreciation (depreciation)	5,058,415	(3,057,192)	4,542,211	119,500,337
Net increase (decrease) in net assets resulting from operations	1,542,395	(2,919,329)	(14,708,279)	115,984,601
Distributions to shareholders (Note 1f)	(506,608)	(661,136)	(23,733,043)	(4,472,209)
Capital share transactions: (Note 2)	1,736,628	(3,633,931)	930,044,649	679,645,701
Net increase (decrease) in net assets	2,772,415	(7,214,396)	891,603,327	791,158,093
Net assets:
Beginning of year	9,854,477	17,068,873	890,135,535	98,977,442
End of year	$ 12,626,892	$ 9,854,477	$ 1,781,738,862	$ 890,135,535
169	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 43,597,751	$ 32,143,495	$ 1,700,308	$ 2,655,408
Net realized gain (loss)	53,546,128	40,297,352	361,281	9,358,073
Net change in unrealized appreciation (depreciation)	(137,550,620)	274,506,098	(1,291,116)	5,546,627
Net increase (decrease) in net assets resulting from operations	(40,406,741)	346,946,945	770,473	17,560,108
Distributions to shareholders (Note 1f)	(94,224,019)	(47,861,526)	(3,581,470)	(8,554,832)
Capital share transactions: (Note 2)	262,139,575	636,677,648	37,853,390	28,051,839
Net increase (decrease) in net assets	127,508,815	935,763,067	35,042,393	37,057,115
Net assets:
Beginning of year	1,936,566,289	1,000,803,222	50,341,609	13,284,494
End of year	$ 2,064,075,104	$ 1,936,566,289	$ 85,384,002	$ 50,341,609
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	170

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,994,865	$ 3,745,352	$ 2,671,181	$ 959,837
Net realized gain (loss)	(1,738,373)	874,448	(5,082,753)	1,283,014
Net change in unrealized appreciation (depreciation)	(11,098,953)	8,510,514	(17,479,617)	3,878,639
Net increase (decrease) in net assets resulting from operations	(9,842,461)	13,130,314	(19,891,189)	6,121,490
Distributions to shareholders (Note 1f)	(3,090,596)	(3,756,222)	(2,471,603)	(1,096,799)
Capital share transactions: (Note 2)	(26,468,697)	(8,267,612)	21,913,381	15,616,640
Net increase (decrease) in net assets	(39,401,754)	1,106,480	(449,411)	20,641,331
Net assets:
Beginning of year	68,478,712	67,372,232	45,531,179	24,889,848
End of year	$ 29,076,958	$ 68,478,712	$ 45,081,768	$ 45,531,179
171	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Saudi Arabia ETF		Franklin FTSE South Korea ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 667,422	$ 581,168	$ 2,432,503	$ 4,955,767
Net realized gain (loss)	(144,771)	(353,866)	8,532,155	(18,892,101)
Net change in unrealized appreciation (depreciation)	(992,499)	2,199,461	(38,229,770)	46,054,463
Net increase (decrease) in net assets resulting from operations	(469,848)	2,426,763	(27,265,112)	32,118,129
Distributions to shareholders (Note 1f)	(529,436)	(633,203)	(10,581,086)	(7,193,721)
Capital share transactions: (Note 2)	—	(4,881,121)	(146,803,503)	(16,635,729)
Net increase (decrease) in net assets	(999,284)	(3,087,561)	(184,649,701)	8,288,679
Net assets:
Beginning of year	18,786,071	21,873,632	301,337,472	293,048,793
End of year	$ 17,786,787	$ 18,786,071	$ 116,687,771	$ 301,337,472
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	172

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,177,103	$ 1,227,629	$ 5,160,374	$ 5,460,449
Net realized gain (loss)	2,944,958	(301,296)	(23,617,726)	(1,840,578)
Net change in unrealized appreciation (depreciation)	1,475,216	2,732,803	(2,275,136)	33,109,362
Net increase (decrease) in net assets resulting from operations	5,597,277	3,659,136	(20,732,488)	36,729,233
Distributions to shareholders (Note 1f)	(1,104,558)	(1,316,860)	(6,331,672)	(5,524,051)
Capital share transactions: (Note 2)	(753,569)	(6,273,325)	104,015,876	57,204,780
Net increase (decrease) in net assets	3,739,150	(3,931,049)	76,951,716	88,409,962
Net assets:
Beginning of year	46,009,700	49,940,749	225,503,789	137,093,827
End of year	$ 49,748,850	$ 46,009,700	$ 302,455,505	$ 225,503,789
173	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 25,515,863	$ 23,100,993
Net realized gain (loss)	34,431,363	4,272,953
Net change in unrealized appreciation (depreciation)	31,282,747	43,711,833
Net increase (decrease) in net assets resulting from operations	91,229,973	71,085,779
Distributions to shareholders (Note 1f)	(29,746,195)	(23,620,510)
Capital share transactions: (Note 2)	(1,518,623)	36,100,355
Net increase (decrease) in net assets	59,965,155	83,565,624
Net assets:
Beginning of year	652,526,539	568,960,915
End of year	$ 712,491,694	$ 652,526,539
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	174

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, nineteen of which are included in this report (each a “Fund”, collectively referenced as “Funds”). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ  a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’  business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the

175	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Funds’ Schedule of Investments.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forwards contracts outstanding at period end, if any, are listed in the Funds’ Schedules of Investments.
See  Note 7 regarding other derivative information.
d.  Securities Lending
Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees  paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
e.  Income and Deferred Taxes
It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Stock dividends are reflected as non-cash dividend income on the Statements of Operations and are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Funds that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest
Shares of the Funds are  issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	Franklin FTSE Asia ex Japan ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ 16,146	600,000	$ 12,577,934
Shares redeemed	(400,000)	(8,872,959)	(400,000)	(8,157,186)
Net increase (decrease)	(400,000)	$ (8,856,813)	200,000	$ 4,420,748

	Franklin FTSE Australia ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,700,000	$ 49,152,061	50,000	$ 1,313,154
Shares redeemed	(550,000)	(16,197,522)	(200,000)	(5,398,879)
Net increase (decrease)	1,150,000	$ 32,954,539	(150,000)	$ (4,085,725)

	Franklin FTSE Brazil ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	2,900,000	$ 49,960,354	3,000,000	$ 57,369,720
Shares redeemed	(500,000)	(8,922,870)	(10,700,000)	(196,908,855)
Net increase (decrease)	2,400,000	$ 41,037,484	(7,700,000)	$ (139,539,135)

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE Canada ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	250,000	$ 9,620,167	3,350,000	$ 104,706,035
Shares redeemed	(1,300,000)	(46,251,382)	(650,000)	(21,492,935)
Net increase (decrease)	(1,050,000)	$ (36,631,215)	2,700,000	$ 83,213,100

	Franklin FTSE China ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,800,000	$ 35,695,885	1,400,000	$ 22,765,048
Shares redeemed	(800,000)	(13,135,877)	—	—
Net increase (decrease)	1,000,000	$ 22,560,008	1,400,000	$ 22,765,048

	Franklin FTSE Europe ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	800,000	$ 24,345,587	600,000	$ 16,045,982
Shares redeemed	(400,000)	(11,064,698)	(2,400,000)	(67,063,802)
Net increase (decrease)	400,000	$ 13,280,889	(1,800,000)	$ (51,017,820)

	Franklin FTSE Eurozone ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	600,000	$ 14,540,210
Shares redeemed	—	—	(400,000)	(9,328,576)
Net increase (decrease)	—	$ —	200,000	$ 5,211,634

	Franklin FTSE Germany ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	500,000	$ 12,585,227	100,000	$ 2,319,106
Shares redeemed	(350,000)	(9,040,446)	(100,000)	(2,162,441)
Net increase (decrease)	150,000	$ 3,544,781	—	$ 156,665

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE Hong Kong ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	500,000	$ 8,471,920	—	$ —
Shares redeemed	(400,000)	(6,735,292)	(200,000)	(3,633,931)
Net increase (decrease)	100,000	$ 1,736,628	(200,000)	$ (3,633,931)

	Franklin FTSE India ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	25,800,000	$ 995,920,035	21,350,000	$ 700,074,680
Shares redeemed	(1,850,000)	(65,875,386)	(600,000)	(20,428,979)
Net increase (decrease)	23,950,000	$ 930,044,649	20,750,000	$ 679,645,701

	Franklin FTSE Japan ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	22,200,000	$ 661,484,622	33,000,000	$ 899,579,287
Shares redeemed	(13,800,000)	(399,345,047)	(9,600,000)	(262,901,639)
Net increase (decrease)	8,400,000	$ 262,139,575	23,400,000	$ 636,677,648

	Franklin FTSE Japan Hedged ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,300,000	$ 40,589,333	7,900,000	$ 235,835,646
Shares redeemed	(100,000)	(2,735,943)	(6,800,000)	(207,783,807)
Net increase (decrease)	1,200,000	$ 37,853,390	1,100,000	$ 28,051,839

	Franklin FTSE Latin America ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	200,000	$ 3,774,440	100,000	$ 2,392,505
Shares redeemed	(1,600,000)	(30,243,137)	(500,000)	(10,660,117)
Net increase (decrease)	(1,400,000)	$ (26,468,697)	(400,000)	$ (8,267,612)

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE Mexico ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	3,100,000	$ 88,689,656	650,000	$ 20,026,760
Shares redeemed	(2,650,000)	(66,776,275)	(150,000)	(4,410,120)
Net increase (decrease)	450,000	$ 21,913,381	500,000	$ 15,616,640

	Franklin FTSE Saudi Arabia ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Shares redeemed	—	—	(150,000)	(4,881,121)
Net increase (decrease)	—	$ —	(150,000)	$ (4,881,121)

	Franklin FTSE South Korea ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,500,000	$ 29,398,832	3,100,000	$ 67,031,819
Shares redeemed	(8,000,000)	(176,202,335)	(4,100,000)	(83,667,548)
Net increase (decrease)	(6,500,000)	$ (146,803,503)	(1,000,000)	$ (16,635,729)

	Franklin FTSE Switzerland ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	400,000	$ 13,638,934	100,000	$ 3,129,378
Shares redeemed	(400,000)	(14,392,503)	(300,000)	(9,402,703)
Net increase (decrease)	—	$ (753,569)	(200,000)	$ (6,273,325)

	Franklin FTSE Taiwan ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	14,900,000	$ 714,459,585	1,400,000	$ 57,204,780
Shares redeemed	(12,900,000)	(610,443,709)	—	—
Net increase (decrease)	2,000,000	$ 104,015,876	1,400,000	$ 57,204,780

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NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE United Kingdom ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	5,450,000	$ 146,749,033	4,300,000	$ 104,181,959
Shares redeemed	(5,450,000)	(148,267,656)	(2,800,000)	(68,081,604)
Net increase (decrease)	—	$ (1,518,623)	1,500,000	$ 36,100,355
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
a.  Management fees
The Funds pay a unified management fee to adviser whereby adviser has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Eurozone ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by  FASL based on the Fund’s average daily net assets and is not an additional expense of the Funds.
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2025, investments in affiliated management investment companies were as follows:
	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$4,116,817	$(4,116,778)	$—	$—	$39	39	$1,400
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$2,815,661	$(2,815,661)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$6,932,478	$(6,932,439)	$—	$—	$39	39	$1,400
Franklin FTSE Australia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$1,959,310	$(1,918,732)	$—	$—	$40,578	40,578	$1,678
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$219,420	$(219,420)	$—	$—	$—	—	$44
Total Affiliated Securities	$—	$2,178,730	$(2,138,152)	$—	$—	$40,578	40,578	$1,722
Franklin FTSE Brazil ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$11,920,636	$(11,871,901)	$—	$—	$48,735	48,735	$9,031
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE Canada ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$10,817,743	$(10,738,870)	$—	$—	$78,873	78,873	$8,755
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$532,950	$(532,950)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$11,350,693	$(11,271,820)	$—	$—	$78,873	78,873	$8,755
Franklin FTSE China ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$9,811,231	$(9,788,920)	$—	$—	$22,311	22,311	$4,273
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$839,665	$(809,965)	$—	$—	$29,700	29,700	$1,129
Total Affiliated Securities	$—	$10,650,896	$(10,598,885)	$—	$—	$52,011	52,011	$5,402
Franklin FTSE Europe ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$3,136,172	$(3,089,372)	$—	$—	$46,800	46,800	$3,116
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$2	$572,590	$(570,667)	$—	$—	$1,925	1,925	$272
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$134,400	$(134,400)	$—	$—	$—	—	$—
Total Affiliated Securities	$2	$706,990	$(705,067)	$—	$—	$1,925	1,925	$272
Franklin FTSE Germany ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$607,584	$(607,584)	$—	$—	$—	—	$467
Franklin FTSE Hong Kong ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$519,486	$(519,485)	$—	$—	$1	1	$244
Franklin FTSE India ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$268,761,668	$(254,180,849)	$—	$—	$14,580,819	14,580,819	$226,728
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$512,091	$104,481,992	$(104,849,418)	$—	$—	$144,665	144,665	$80,441
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$8,014,193	$29,874,945	$(36,399,764)	$—	$—	$1,489,374	1,489,374	$21,482
Total Affiliated Securities	$8,526,284	$134,356,937	$(141,249,182)	$—	$—	$1,634,039	1,634,039	$101,923
Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$14,836	$7,760,720	$(7,336,704)	$—	$—	$438,852	438,852	$16,871
Franklin FTSE Latin America ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$3,363,727	$(3,345,679)	$—	$—	$18,048	18,048	$1,939
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$1,386,493	$(1,352,079)	$—	$—	$34,414	34,414	$476
Total Affiliated Securities	$—	$4,750,220	$(4,697,758)	$—	$—	$52,462	52,462	$2,415
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE Mexico ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$2,856,187	$(2,856,186)	$—	$—	$1	1	$2,205
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$46,800	$1,136,220	$(1,008,015)	$—	$—	$175,005	175,005	$3,473
Total Affiliated Securities	$46,800	$3,992,407	$(3,864,201)	$—	$—	$175,006	175,006	$5,678
Franklin FTSE Saudi Arabia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$278,136	$(278,135)	$—	$—	$1	1	$72
Franklin FTSE South Korea ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$25,188,196	$(25,188,159)	$—	$—	$37	37	$9,718
Franklin FTSE Switzerland ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$1,201,979	$(1,199,721)	$—	$—	$2,258	2,258	$1,210
Franklin FTSE Taiwan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$15,877,066	$(15,652,810)	$—	$—	$224,256	224,256	$8,425
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NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$29,775,856	$(29,286,231)	$—	$—	$489,625	489,625	$18,678
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$—	$3,108,680	$(3,108,680)	$—	$—	$—	—	$112
Total Affiliated Securities	$—	$32,884,536	$(32,394,911)	$—	$—	$489,625	489,625	$18,790
d.  Other Affiliated Transactions
At March 31, 2025, the shares of the Funds were owned by the following entities:
Funds	Shares	Percentage of Outstanding Shares[a]
Franklin FTSE Eurozone ETF
Franklin Resources Inc.	110,000	13.8%
Franklin FTSE Japan Hedged ETF
Franklin Resources Inc.	400,000	14.3%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2025, the capital loss carryforwards were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 5,293,055	$ 1,473,307	$ 73,908,199	$ 4,235,155
Short term	311,135	410,990	67,858,853	2,116,603
Total capital loss carryforwards	$ 5,604,190	$ 1,884,297	$ 141,767,052	$ 6,351,758

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 27,253,806	$ 5,906,218	$ 2,991,138	$ 1,327,997
Short term	3,903,104	946,531	799,739	226,371
Total capital loss carryforwards	$ 31,156,910	$ 6,852,749	$ 3,790,877	$ 1,554,368

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 4,923,956	$ 834,730	$ 59,203,485	$ 1,066,019
Short term	538,722	3,209,604	9,875,795	965,099
Total capital loss carryforwards	$ 5,462,678	$ 4,044,334	$ 69,079,280	$ 2,031,118

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,842,910	$ 2,304,006	$ 205,943	$ 9,458,430
Short term	1,224,004	2,612,166	339,259	10,147,699
Total capital loss carryforwards	$ 4,066,914	$ 4,916,172	$ 545,202	$ 19,606,129

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,751,613	$ 4,959,671	$ 15,252,025
Short term	747,412	1,468,982	6,819,627
Total capital loss carryforwards	$ 3,499,025	$ 6,428,653	$ 22,071,652
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At  March 31, 2025, the deferred losses were as follows:
Franklin FTSE Taiwan ETF
Late year ordinary losses	$39,367
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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2025, the  utilized capital loss carryforwards were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Canada ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF
Capital loss carryforwards utilized	$ 466,572	$ 44,833	$ 27,258	$ 16,664

	Franklin FTSE South Korea ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards utilized	$ 3,484,631	$ 1,789,709
The tax character of distributions paid during the year ended March 31, 2025  and 2024, were as follows:
Franklin FTSE Asia ex Japan ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 851,532	$ 715,771

Franklin FTSE Australia ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 1,660,072	$ 1,132,129

Franklin FTSE Brazil ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 10,598,965	$ 13,002,222

Franklin FTSE Canada ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 10,231,884	$ 8,908,973

Franklin FTSE China ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 4,065,568	$ 3,374,793

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Franklin FTSE Europe ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 2,726,480	$ 3,162,071

Franklin FTSE Eurozone ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 611,823	$ 771,809

Franklin FTSE Germany ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 568,974	$ 553,900

Franklin FTSE Hong Kong ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 506,608	$ 661,136

Franklin FTSE India ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 23,733,043	$ 4,472,209

Franklin FTSE Japan ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 94,224,019	$ 47,861,526

	Franklin FTSE Japan Hedged ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from:
Ordinary income	$ 3,331,025	$ 8,554,832
Long-term Capital Gain	250,445	—
	$3,581,470	$8,554,832

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Franklin FTSE Latin America ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 3,090,596	$ 3,756,222

Franklin FTSE Mexico ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 2,471,603	$ 1,096,799

Franklin FTSE Saudi Arabia ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 529,436	$ 633,203

Franklin FTSE South Korea ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 10,581,086	$ 7,193,721

Franklin FTSE Switzerland ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 1,104,558	$ 1,316,860

Franklin FTSE Taiwan ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 6,331,672	$ 5,524,051

Franklin FTSE United Kingdom ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 29,746,195	$ 23,620,510
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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
At  March 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$ 26,221,068	$ 61,211,470	$ 184,265,398	$ 356,468,319
Unrealized appreciation	$ 7,037,561	$ 2,260,742	$ 22,143,771	$ 62,592,795
Unrealized depreciation	(5,020,158)	(6,646,735)	(32,543,639)	(20,905,230)
Net unrealized appreciation (depreciation)	$ 2,017,403	$ (4,385,993)	$ (10,399,868)	$ 41,687,565
Distributable earnings – undistributed ordinary income	$ 72,558	$ 654,325	$ 3,216,741	$ 2,461,544

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of investments	$ 177,797,918	$ 83,774,285	$ 19,425,287	$ 24,973,202
Unrealized appreciation	$ 23,853,144	$ 10,499,943	$ 4,225,638	$ 5,847,546
Unrealized depreciation	(27,690,056)	(9,245,254)	(2,044,580)	(3,380,773)
Net unrealized appreciation (depreciation)	$ (3,836,912)	$ 1,254,689	$ 2,181,058	$ 2,466,773
Distributable earnings – undistributed ordinary income	$ 685,841	$ 842,263	$ —	$ 61,196

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of investments	$ 12,934,929	$ 1,704,471,775	$ 2,056,283,535	$ 83,332,191
Unrealized appreciation	$ 956,507	$ 193,611,248	$ 246,201,911	$ 9,181,149
Unrealized depreciation	(1,336,915)	(104,917,522)	(260,158,283)	(7,684,792)
Net unrealized appreciation (depreciation)	$ (380,408)	$ 88,693,726	$ (13,956,372)	$ 1,496,357
Distributable earnings – undistributed ordinary income	$ 96,990	$ 3,039,428	$ 15,928,540	$ 1,696,286

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of investments	$ 26,991,137	$ 55,053,329	$ 15,861,977	$ 123,593,731
Unrealized appreciation	$ 5,242,505	$ 552,062	$ 3,130,345	$ 19,871,490
Unrealized depreciation	(3,459,291)	(10,351,173)	(1,223,674)	(28,434,760)
Net unrealized appreciation (depreciation)	$ 1,783,214	$ (9,799,111)	$ 1,906,671	$ (8,563,270)
Distributable earnings – undistributed ordinary income	$ 437,080	$ 184,088	$ 261,220	$ 378,061

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NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$ 44,288,663	$ 282,674,585	$ 665,059,791
Unrealized appreciation	$ 6,422,663	$ 46,504,310	$ 112,653,402
Unrealized depreciation	(2,096,881)	(27,191,756)	(70,892,319)
Net unrealized appreciation (depreciation)	$ 4,325,782	$ 19,312,554	$ 41,761,083
Distributable earnings – undistributed ordinary income	$ 497,817	$ —	$ 8,578,163
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, EU reclaims and in-kind shareholder redemptions.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$ 1,318,716	$ 3,199,315	$ 63,365,476	$ 14,222,219
Sales	$ 7,317,742	$ 3,010,830	$ 21,392,853	$ 14,350,926

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Purchases	$ 39,888,269	$ 5,183,891	$ 865,909	$ 913,769
Sales	$ 12,359,363	$ 4,981,317	$ 907,810	$ 907,689

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Purchases	$ 9,042,553	$ 1,034,329,228	$ 84,972,197	$ 16,140,018
Sales	$ 7,402,536	$ 140,939,094	$ 138,421,554	$ 16,759,214

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Purchases	$ 6,737,035	$ 7,768,074	$ 2,932,126	$ 40,442,545
Sales	$ 25,062,858	$ 7,477,343	$ 2,815,696	$ 193,347,734

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$ 5,833,224	$ 732,940,196	$ 70,589,688
Sales	$ 5,657,540	$ 627,179,763	$ 74,561,543
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NOTES TO FINANCIAL STATEMENTS
5.  Investment Transactions (continued)
In-kind transactions associated with creation and redemptions for the year ended March 31, 2025, were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$ —	$ 48,802,854	$ —	$ 9,573,119
Value of Securities Delivered[a]	$ 3,151,871	$ 16,026,349	$ —	$ 45,991,753

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of Securities Received	$ 4,687,732	$ 23,931,913	$ —	$ 12,538,575
Value of Securities Delivered[a]	$ 10,301,972	$ 10,936,983	$ —	$ 9,014,688

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of Securities Received	$ 299,323	$ —	$ 652,496,657	$ 39,640,358
Value of Securities Delivered[a]	$ 232,591	$ —	$ 395,746,214	$ 2,786,851

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$ 1,097,158	$ 88,205,421	$ —	$ —
Value of Securities Delivered[a]	$ 8,853,248	$ 66,472,586	$ —	$ —

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$ 13,231,879	$ —	$ 145,909,270
Value of Securities Delivered[a]	$ 14,099,608	$ —	$ 147,441,719
[a]Realized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.
At March 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
	Franklin FTSE China ETF	Franklin FTSE Japan ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Securities lending transactions[a]:
Equity Investments[b]	$29,700	$1,489,374	$34,414	$175,005
[a]The agreements can be terminated at any time.
[b]The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase
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NOTES TO FINANCIAL STATEMENTS
6.  Concentration of Risk (continued)
market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF and Franklin FTSE United Kingdom ETF had no value at March  31, 2025.
Certain investments in Chinese companies are made through a special structure known as a (VIE). In a VIE structure, foreign investors, such as Franklin FTSE Asia ex Japan ETF & Franklin FTSE China ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a long standing industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
7.  Other Derivative Information
At March 31, 2025, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Australia ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 192[a]
Totals		$—		$192
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Brazil ETF
Equity contracts	Variation margin on futures contracts	$ 27,981[a]	Variation margin on futures contracts	$ —
Totals		$27,981		$—
Franklin FTSE Canada ETF
Equity contracts	Variation margin on futures contracts	$ 8,777[a]	Variation margin on futures contracts	$ —
Totals		$8,777		$—
Franklin FTSE Europe ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 31,313[a]
Totals		$—		$31,313
Franklin FTSE Eurozone ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 2,521[a]
Totals		$—		$2,521
Franklin FTSE Germany ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 2,544[a]
Totals		$—		$2,544
Franklin FTSE Hong Kong ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 1,419[a]
Totals		$—		$1,419
Franklin FTSE India ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 467,269[a]
Totals		$—		$467,269
Franklin FTSE Japan ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 880,542[a]
Totals		$—		$880,542
Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 423	Unrealized depreciation on OTC forward exchange contracts	$ 383,868
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	19,564[a]
Totals		$423		$403,432
Franklin FTSE Latin America ETF
Equity contracts	Variation margin on futures contracts	$ 6,006[a]	Variation margin on futures contracts	$ 2,267[a]
Totals		$6,006		$2,267
Franklin FTSE South Korea ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 17,584[a]
Totals		$—		$17,584
Franklin FTSE Switzerland ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 30,812[a]
Totals		$—		$30,812
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE United Kingdom ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 88,342[a]
Totals		$—		$88,342
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year ended March 31, 2025, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (1,124)	Futures contracts	$ 73
Franklin FTSE Australia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (829)	Futures contracts	$ (10,708)
Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 62,094	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(313,458)	Futures contracts	34,451
Totals		$(251,364)		$34,451
Franklin FTSE Canada ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 151,089	Futures contracts	$ (11,571)
Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ (13,142)	Forward exchange contracts	$ —
Equity contracts	Futures contracts	71,591	Futures contracts	208
Totals		$58,449		$208
Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 54,892	Futures contracts	$ (68,824)
Franklin FTSE Eurozone ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 2,286	Futures contracts	$ (4,479)
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 15,969	Futures contracts	$ (2,544)
Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 14,625	Futures contracts	$ (1,375)
Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 412,788	Futures contracts	$ (484,938)
Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (1,009,963)	Futures contracts	$ (894,713)
Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 282,129	Forward exchange contracts	$ (1,152,455)
Equity contracts	Futures contracts	(41,269)	Futures contracts	(20,211)
Totals		$240,860		$(1,172,666)
Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 3,319	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(111,179)	Futures contracts	(1,869)
Totals		$(107,860)		$(1,869)
Franklin FTSE Mexico ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (40,089)	Futures contracts	$ —
Franklin FTSE Saudi Arabia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ (368)	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(7,796)	Futures contracts	—
Totals		$(8,164)		$—
Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (55,617)	Futures contracts	$ (139,049)
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 115,729	Futures contracts	$ (33,742)
Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 367,368	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(162,523)	Futures contracts	(27,096)
Totals		$204,845		$(27,096)
Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 348,363	Futures contracts	$ (253,535)
For the year ended March 31, 2025, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Futures contracts	$ 34,194	$ 285,793	$ 3,034,752	$ 1,127,477

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Futures contracts	$ 373,989	$ 971,885	$ 78,175	$ 77,075
Forward exchange contracts	$ 156,695	$ —	$ —	$ —

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Futures contracts	$ 33,641	$ 18,158,602	$ 11,477,970	$ 703,143
Forward exchange contracts	$ —	$ —	$ —	$ 198,773,485

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Futures contracts	$ 681,106	$ 115,640	$ 39,612	$ 911,026
Forward exchange contracts	$ 454	$ —	$ 6,384	$ —

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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$ 1,094,356	$ 957,427	$ 3,334,375
Forward exchange contracts	$ —	$ 7,430,498	$ —
At March 31, 2025, the Funds’ OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$423	$383,868
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
At March 31, 2025, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF Counterparty
UBSW	$ 219	$ (219)	$ —	$ —	$ —
WFS	204	(204)	—	—	—
Total	$423	$(423)	$—	$—	$—
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
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NOTES TO FINANCIAL STATEMENTS
7.  Other Derivative Information (continued)
At March 31, 2025, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF Counterparty
SSBT	$ 96,016	$ —	$ —	$ —	$ 96,016
UBSW	96,564	(219)	—	—	96,345
WFS	191,288	(204)	—	—	191,084
Total	$383,868	$(423)	$—	$—	$383,445
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 28,238,432	$ —	$ —[c]	$ 28,238,432
Short-Term Investments	39	—	—	39
Total Investments in Securities	$28,238,471	$—	$—	$28,238,471
Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 56,784,899	$ —	$ —	$ 56,784,899
Short-Term Investments	40,578	—	—	40,578
Total Investments in Securities	$56,825,477	$—	$—	$56,825,477
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Australia ETF (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 192	$ —	$ —	$ 192
Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 173,816,795	$ —	$ —	$ 173,816,795
Short-Term Investments	48,735	—	—	48,735
Total Investments in Securities	$173,865,530	$—	$—	$173,865,530
Other Financial Instruments:
Futures Contracts	$ 27,981	$ —	$ —	$ 27,981
Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 397,491,289	$ —	$ —[c]	$ 397,491,289
Short-Term Investments	78,873	585,722	—	664,595
Total Investments in Securities	$397,570,162	$585,722	$—	$398,155,884
Other Financial Instruments:
Futures Contracts	$ 8,777	$ —	$ —	$ 8,777
Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 173,908,995	$ —	$ —[c]	$ 173,908,995
Short-Term Investments	52,011	—	—	52,011
Total Investments in Securities	$173,961,006	$—	$—	$173,961,006
Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 84,982,174	$ —	$ —[c]	$ 84,982,174
Short-Term Investments	46,800	—	—	46,800
Total Investments in Securities	$85,028,974	$—	$—	$85,028,974
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 31,313	$ —	$ —	$ 31,313
Franklin FTSE Eurozone ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 21,604,420	$ —	$ —[c]	$ 21,604,420
Short-Term Investments	1,925	—	—	1,925
Total Investments in Securities	$21,606,345	$—	$—	$21,606,345
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 2,521	$ —	$ —	$ 2,521
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 27,439,975	$ —	$ —	$ 27,439,975
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 2,544	$ —	$ —	$ 2,544
Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 12,554,520	$ —	$ —	$ 12,554,520
Short-Term Investments	1	—	—	1
Total Investments in Securities	$12,554,521	$—	$—	$12,554,521
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,419	$ —	$ —	$ 1,419
Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,778,584,682	$ —	$ —	$ 1,778,584,682
Short-Term Investments	14,580,819	—	—	14,580,819
Total Investments in Securities	$1,793,165,501	$—	$—	$1,793,165,501
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 467,269	$ —	$ —	$ 467,269
Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 2,040,693,124	$ —	$ —	$ 2,040,693,124
Short-Term Investments	1,634,039	—	—	1,634,039
Total Investments in Securities	$2,042,327,163	$—	$—	$2,042,327,163
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 880,542	$ —	$ —	$ 880,542
Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 84,389,696	$ —	$ —	$ 84,389,696
Short-Term Investments	438,852	—	—	438,852
Total Investments in Securities	$84,828,548	$—	$—	$84,828,548
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 423	$ —	$ 423
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Japan Hedged ETF (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 383,868	$ —	$ 383,868
Futures Contracts	19,564	—	—	19,564
Total Other Financial Instruments	$19,564	$383,868	$—	$403,432
Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 28,721,889	$ —	$ —	$ 28,721,889
Short-Term Investments	52,462	—	—	52,462
Total Investments in Securities	$28,774,351	$—	$—	$28,774,351
Other Financial Instruments:
Futures Contracts	$ 6,006	$ —	$ —	$ 6,006
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 2,267	$ —	$ —	$ 2,267
Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 45,079,212	$ —	$ —	$ 45,079,212
Short-Term Investments	175,006	—	—	175,006
Total Investments in Securities	$45,254,218	$—	$—	$45,254,218
Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 17,768,647	$ —	$ —	$ 17,768,647
Short-Term Investments	1	—	—	1
Total Investments in Securities	$17,768,648	$—	$—	$17,768,648
Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 115,030,424	$ —	$ —	$ 115,030,424
Short-Term Investments	37	—	—	37
Total Investments in Securities	$115,030,461	$—	$—	$115,030,461
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 17,584	$ —	$ —	$ 17,584
Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 48,612,187	$ —	$ —	$ 48,612,187
Short-Term Investments	2,258	—	—	2,258
Total Investments in Securities	$48,614,445	$—	$—	$48,614,445
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 30,812	$ —	$ —	$ 30,812
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NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 301,762,883	$ —	$ —	$ 301,762,883
Short-Term Investments	224,256	—	—	224,256
Total Investments in Securities	$301,987,139	$—	$—	$301,987,139
Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 706,331,249	$ —	$ —[c]	$ 706,331,249
Short-Term Investments	489,625	—	—	489,625
Total Investments in Securities	$706,820,874	$—	$—	$706,820,874
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 88,342	$ —	$ —	$ 88,342
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants.
[c]Includes financial instruments determined to have no value.
9.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
10.  Operating Segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. Each Fund’s portfolio holdings provide details of each Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11.  Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:
On May 21, 2025, the Board of  Trustees, on behalf of Franklin FTSE Hong Kong ETF approved a proposal to liquidate the Fund. The Fund is expected to be liquidated on July 8, 2025.
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NOTES TO FINANCIAL STATEMENTS
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
Counterparty
SSBT	State Street Bank & Trust Co.
UBSW	UBS AG
WFS	Wells Fargo Bank NA

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF (nineteen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
franklintempleton.com	Annual Report	210

Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:
	Pursuant to:	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$362,684	$1,680,439	$—	$12,084,722

	Pursuant to:	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE EuroZone ETF	Franklin FTSE Germany ETF
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$2,644,653	$2,454,671	$682,655	$663,655

	Pursuant to:	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Long-Term Capital Gain Dividends	§852(b)(3)(C)	$—	$—	$—	$250,445
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$—	$17,101,502	$42,913,599	$1,665,456
Short-Term Capital Gain Dividends	§871(k)(2)(C)	$—	$—	$—	$254,547

	Pursuant to:	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$591,469	$2,714,152	$—	$2,146,938

	Pursuant to:	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$1,320,042	$—	$25,249,639
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2025:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Foreign Taxes Paid	$193,471	$20,367	$768,034	$1,852,838
Foreign Source Income	$707,161	$1,922,284	$12,909,278	$11,992,174

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE EuroZone ETF	Franklin FTSE Germany ETF
Foreign Taxes Paid	$278,668	$196,145	$70,832	$105,477
Foreign Source Income	$3,655,630	$2,641,430	$655,767	$689,173

211	Annual Report	franklintempleton.com

Tax information (unaudited) (continued)
	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Foreign Taxes Paid	$1,133	$9,057,342	$4,947,354	$193,668
Foreign Source Income	$484,503	$16,319,367	$48,445,473	$1,905,107

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Foreign Taxes Paid	$240,291	$242,549	$24,522	$480,484
Foreign Source Income	$3,230,260	$2,905,418	$691,815	$2,901,943

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Foreign Taxes Paid	$215,484	$1,454,971	$16,822
Foreign Source Income	$1,391,199	$6,619,663	$25,556,002
franklintempleton.com	Annual Report	212

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
213	Annual Report	franklintempleton.com

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Annual Report
Franklin Templeton ETF Trust

Investment Manager Franklin Advisory Services, LLC	Distributor Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2025 Franklin Templeton Investments. All rights reserved.
ETF5-AFSOI 05/25
Brandywine
GLOBAL – ETFs
Financial Statements and Other Important Information
Annual Report	March 31, 2025
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
BrandywineGLOBAL - U.S. Fixed Income ETF

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Year Ended March 31,		Period Ended March 31, 2023[a]	Year Ended September 30,
	2025	2024		2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.67	$11.49	$11.36	$15.45	$11.49	$11.77
Income from investment operations[b]:
Net investment income[c]	0.25	0.24	0.14	0.17	0.19	0.20
Net realized and unrealized gains (losses)	(0.03)	2.08	1.49	(1.87)	4.44	0.02
Total from investment operations	0.22	2.32	1.63	(1.70)	4.63	0.22
Less distributions from:
Net investment income	(0.38)	(0.14)	(0.18)	(0.20)	(0.17)	(0.18)
Net realized gains	—	—	(1.32)	(2.19)	(0.50)	(0.32)
Total distributions	(0.38)	(0.14)	(1.50)	(2.39)	(0.67)	(0.50)
Net asset value, end of period	$13.51	$13.67	$11.49	$11.36	$15.45	$11.49
Total return[d,e]	1.62%	20.38%	14.03%	(13.03)%	41.75%	1.66%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.49%	0.49%	0.65%	0.67%	0.67%	0.71%[g]
Expenses net of waiver and payments by affiliates	0.49%[h]	0.49%	0.61%	0.65%	0.65%	0.65%[g]
Net investment income	1.81%	2.05%	2.40%	1.24%	1.37%	1.75%
Supplemental data
Net assets, end of period (000’s)	$110,853	$165,481	$158,053	$155,901	$207,109	$169,544
Portfolio turnover rate[i]	77.56%[j]	104.99%[j]	52.48%[j]	124.00%	83.00%	141.00%
[a]For the period October 1, 2022 through March 31, 2023.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]Ratios are annualized for periods less than one year.
[g]Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.
[h]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[i]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[j]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	67.00%	100.20%	52.48%	—	—	—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
		Country	Shares	Value
	Common Stocks 99.1%
	Aerospace & Defense 5.5%
	Lockheed Martin Corp.	United States	10,411	$ 4,650,698
	Northrop Grumman Corp.	United States	1,881	963,091
	Textron, Inc.	United States	7,141	515,937
				6,129,726
	Air Freight & Logistics 3.1%
	Expeditors International of Washington, Inc.	United States	10,052	1,208,753
	FedEx Corp.	United States	4,150	1,011,687
	United Parcel Service, Inc., Class B	United States	11,178	1,229,468
				3,449,908
	Automobile Components 0.1%
	BorgWarner, Inc.	United States	4,008	114,829
	Automobiles 2.9%
	General Motors Co.	United States	68,426	3,218,075
	Banks 2.0%
	Comerica, Inc.	United States	1,902	112,332
	Fifth Third Bancorp	United States	9,679	379,417
	JPMorgan Chase & Co.	United States	865	212,184
	Regions Financial Corp.	United States	13,200	286,836
	Wells Fargo & Co.	United States	16,926	1,215,118
				2,205,887
	Beverages 1.7%
	Coca-Cola Consolidated, Inc.	United States	301	406,350
	PepsiCo, Inc.	United States	10,092	1,513,194
				1,919,544
	Biotechnology 0.7%
	Amgen, Inc.	United States	2,637	821,557
	Broadline Retail 1.2%
	eBay, Inc.	United States	20,356	1,378,712
	Building Products 2.5%
	A.O. Smith Corp.	United States	4,564	298,303
[a]	Builders FirstSource, Inc.	United States	12,116	1,513,773
	Carlisle Cos., Inc.	United States	2,790	949,995
				2,762,071
	Capital Markets 0.7%
	Affiliated Managers Group, Inc.	United States	2,494	419,067
	Evercore, Inc., Class A	United States	1,879	375,274
				794,341
	Chemicals 2.4%
	CF Industries Holdings, Inc.	United States	11,055	863,948
	Eastman Chemical Co.	United States	4,432	390,504
	LyondellBasell Industries NV, Class A	United States	20,113	1,415,955
				2,670,407
	Computers & Peripherals 0.2%
	NetApp, Inc.	United States	2,938	258,074
	Construction & Engineering 0.2%
	AECOM	United States	1,720	159,496
[a]	Fluor Corp.	United States	2,193	78,553
				238,049
2	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Construction Materials 0.6%
	Martin Marietta Materials, Inc.	United States	1,315	$ 628,741
	Consumer Staples Distribution & Retail 3.0%
	Sysco Corp.	United States	12,807	961,037
	Target Corp.	United States	6,572	685,854
	Walmart, Inc.	United States	18,874	1,656,949
				3,303,840
	Containers & Packaging 0.5%
	Amcor PLC	United States	41,062	398,301
	Graphic Packaging Holding Co.	United States	7,507	194,882
				593,183
	Diversified Consumer Services 0.1%
	ADT, Inc.	United States	12,053	98,111
	Diversified Telecommunication Services 2.3%
	Verizon Communications, Inc.	United States	56,887	2,580,394
	Electric Utilities 3.3%
	NextEra Energy, Inc.	United States	38,079	2,699,420
	NRG Energy, Inc.	United States	10,329	986,007
				3,685,427
	Electronic Equipment, Instruments & Components 1.5%
[a]	Flex Ltd.	United States	16,869	558,026
	Jabil, Inc.	United States	7,996	1,088,016
				1,646,042
	Entertainment 0.5%
	Walt Disney Co.	United States	5,292	522,320
	Financial Services 4.6%
	Corebridge Financial, Inc.	United States	8,069	254,739
[a]	Corpay, Inc.	United States	1,896	661,173
	Enact Holdings, Inc.	United States	2,224	77,284
	Equitable Holdings, Inc.	United States	15,270	795,414
	MGIC Investment Corp.	United States	21,268	527,021
[a]	PayPal Holdings, Inc.	United States	37,913	2,473,823
	Voya Financial, Inc.	United States	1,368	92,696
[a]	WEX, Inc.	United States	1,262	198,159
				5,080,309
	Food Products 1.9%
	Archer-Daniels-Midland Co.	United States	7,959	382,112
	Bunge Global SA	United States	382	29,192
	General Mills, Inc.	United States	23,985	1,434,063
	Ingredion, Inc.	United States	1,941	262,443
				2,107,810
	Health Care Providers & Services 0.9%
[a]	DaVita, Inc.	United States	3,341	511,073
[a]	Tenet Healthcare Corp.	United States	1,560	209,820
	Universal Health Services, Inc., Class B	United States	1,608	302,143
				1,023,036
	Hotels, Restaurants & Leisure 2.3%
	Boyd Gaming Corp.	United States	3,421	225,204
	Expedia Group, Inc.	United States	5,067	851,763
	Hyatt Hotels Corp., Class A	United States	1,840	225,400
[a]	MGM Resorts International	United States	23,618	700,038
franklintempleton.com	Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
	Wyndham Hotels & Resorts, Inc.	United States	5,889	$ 533,013
				2,535,418
	Household Durables 3.1%
	DR Horton, Inc.	United States	885	112,510
	Lennar Corp., Class A	United States	6,557	752,613
[a]	NVR, Inc.	United States	111	804,127
	PulteGroup, Inc.	United States	10,212	1,049,794
	Toll Brothers, Inc.	United States	3,814	402,720
[a]	TopBuild Corp.	United States	940	286,653
				3,408,417
	Household Products 2.0%
	Colgate-Palmolive Co.	United States	2,334	218,696
	Kimberly-Clark Corp.	United States	5,483	779,792
	Procter & Gamble Co.	United States	6,496	1,107,049
	Reynolds Consumer Products, Inc.	United States	3,498	83,462
				2,188,999
	Independent Power Producers & Energy Traders 0.1%
[a]	Talen Energy Corp.	United States	654	130,584
	Industrial Conglomerates 6.1%
	3M Co.	United States	20,125	2,955,557
	Honeywell International, Inc.	United States	17,880	3,786,090
				6,741,647
	Insurance 4.7%
	Aflac, Inc.	United States	7,938	882,626
	American Financial Group, Inc.	United States	1,207	158,528
	Arch Capital Group Ltd.	United States	10,016	963,339
	Chubb Ltd.	United States	1,690	510,363
	Globe Life, Inc.	United States	1,539	202,717
	Hartford Insurance Group, Inc.	United States	5,333	659,852
	MetLife, Inc.	United States	9,890	794,068
	Old Republic International Corp.	United States	20,186	791,695
	Primerica, Inc.	United States	985	280,262
				5,243,450
	IT Services 4.8%
	International Business Machines Corp.	United States	21,368	5,313,367
	Machinery 9.1%
	Caterpillar, Inc.	United States	12,743	4,202,641
	CNH Industrial NV	United Kingdom	33,595	412,547
	Cummins, Inc.	United States	450	141,048
	Deere & Co.	United States	11,294	5,300,839
				10,057,075
	Media 5.6%
	Comcast Corp., Class A	United States	123,633	4,562,058
	Fox Corp., Class A	United States	13,194	746,781
	Interpublic Group of Cos., Inc.	United States	27,561	748,557
	Nexstar Media Group, Inc.	United States	433	77,602
	Omnicom Group, Inc.	United States	540	44,771
				6,179,769
	Metals & Mining 1.3%
	Steel Dynamics, Inc.	United States	11,636	1,455,431
4	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Multi-Utilities 0.9%
	Dominion Energy, Inc.	United States	15,588	$ 874,019
	Public Service Enterprise Group, Inc.	United States	1,409	115,961
				989,980
	Oil, Gas & Consumable Fuels 6.8%
	Antero Midstream Corp.	United States	21,366	384,588
	EOG Resources, Inc.	United States	13,349	1,711,876
	Marathon Petroleum Corp.	United States	12,408	1,807,722
	Ovintiv, Inc.	United States	1,524	65,227
	Targa Resources Corp.	United States	2,149	430,810
	Valero Energy Corp.	United States	10,731	1,417,243
	Williams Cos., Inc.	United States	28,866	1,725,032
				7,542,498
	Pharmaceuticals 2.9%
	Bristol-Myers Squibb Co.	United States	13,843	844,284
	Johnson & Johnson	United States	11,644	1,931,041
	Merck & Co., Inc.	United States	4,222	378,967
				3,154,292
	Professional Services 0.5%
	Leidos Holdings, Inc.	United States	2,271	306,449
	Robert Half, Inc.	United States	4,070	222,018
				528,467
	Specialty Retail 1.4%
[a]	AutoNation, Inc.	United States	4,365	706,781
	Best Buy Co., Inc.	United States	5,960	438,715
	Murphy USA, Inc.	United States	863	405,446
				1,550,942
	Textiles, Apparel & Luxury Goods 0.4%
	Ralph Lauren Corp.	United States	1,989	439,052
	Trading Companies & Distributors 0.3%
[a]	Core & Main, Inc., Class A	United States	6,252	302,034
	Wireless Telecommunication Services 4.4%
	T-Mobile U.S., Inc.	United States	18,281	4,875,726
	Total Common Stocks (Cost $103,768,787)			109,867,541
	Total Investments before Short-Term Investments (Cost $103,768,787)			109,867,541
	Short-Term Investments 0.9%
	Money Market Funds 0.9%
[b]	State Street Institutional U.S. Government Money Market Fund, 4.29%	United States	960,454	960,454
	Total Short-Term Investments (Cost $960,454)			960,454
	Total Investments (Cost $104,729,241) 100.0%			110,827,995
	Other Assets, less Liabilities 0.0%†			25,056
	Net Assets 100.0%			$ 110,853,051
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	5

Franklin Templeton ETF Trust
Financial Highlights
BrandywineGLOBAL - U.S. Fixed Income ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.36	$25.00
Income from investment operations[b]:
Net investment income[c]	1.10	0.74
Net realized and unrealized gains (losses)	0.15	(0.75)
Total from investment operations	1.25	(0.01)
Less distributions from net investment income	(1.11)	(0.63)
Net asset value, end of period	$24.50	$24.36
Total return[d]	5.27%	0.01%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.39%	0.39%
Expenses net of waiver and payments by affiliates	0.39%[f]	0.39%
Net investment income	4.53%	4.51%
Supplemental data
Net assets, end of period (000’s)	$12,251	$12,180
Portfolio turnover rate[g]	156.86%[h]	84.09%[h]
[a]For the period July 25, 2023 (commencement of operations) to March, 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	156.86%	84.09%
6	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
BrandywineGLOBAL - U.S. Fixed Income ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 11.2%
	Aerospace & Defense 0.5%
	Boeing Co.,
	5.15%, 5/01/30	United States	30,000	$ 30,202
	3.20%, 3/01/29	United States	40,000	37,573
				67,775
	Agriculture 0.2%
	BAT Capital Corp., 3.462%, 9/06/29	United Kingdom	20,000	18,930
	Banks 5.7%
	Bank of Nova Scotia, 4.90% to 6/04/25, FRN thereafter, 12/31/99	Canada	125,000	124,459
	Citigroup, Inc.,
	Series W, 4.00% to 12/10/25, FRN thereafter, 12/31/99	United States	55,000	54,283
	Series P, 5.95% to 5/15/25, FRN thereafter, 12/31/99	United States	115,000	114,921
	Citizens Financial Group, Inc., 5.841% to 1/23/29, FRN thereafter, 1/23/30	United States	30,000	30,823
	Truist Financial Corp., Series P, 4.95% to 9/01/25, FRN thereafter, 12/31/99	United States	100,000	99,519
	U.S. Bancorp, Series J, 5.30% to 4/15/27, FRN thereafter, 12/31/99	United States	50,000	49,570
	Wells Fargo & Co.,
	Series BB, 3.90% to 3/15/26, FRN thereafter, 12/31/99	United States	125,000	122,588
	[a] Series U, 5.875%, 6/15/25	United States	100,000	100,056
				696,219
	Financial Services 3.5%
	American Express Co., Series D, 3.55% to 9/15/26, FRN thereafter, 12/31/99	United States	15,000	14,523
	ARES Capital Corp.,
	[b] 2.875%, 6/15/28	United States	40,000	37,242
	[b] 7.00%, 1/15/27	United States	10,000	10,310
[b]	Blue Owl Capital Corp., 2.875%, 6/11/28	United States	40,000	36,725
	Charles Schwab Corp.,
	Series G, 5.375% to 6/01/25, FRN thereafter, 12/31/99	United States	125,000	124,869
	Series I, 4.00% to 6/01/26, FRN thereafter, 12/31/99	United States	103,000	100,527
[b]	Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	105,994
				430,190
	Media 0.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	4.20%, 3/15/28	United States	20,000	19,619
	6.10%, 6/01/29	United States	40,000	41,316
				60,935
	Oil & Gas 0.8%
	Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	34,211
	Occidental Petroleum Corp.,
	6.625%, 9/01/30	United States	40,000	42,047
	5.20%, 8/01/29	United States	20,000	20,002
				96,260
	Total Corporate Bonds & Notes (Cost $1,368,853)			1,370,309
	U.S. Government & Agency Securities 85.5%
	Government National Mortgage Association,
	6.00%, 10/20/53	United States	427,114	435,676
	6.00%, 11/20/53	United States	289,233	294,954
	6.00%, 12/20/53	United States	411,298	419,168
franklintempleton.com	Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - U.S. Fixed Income ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	6.00%, 4/20/54	United States	119,618	$ 121,837
	6.00%, 5/20/54	United States	356,281	362,789
	6.00%, 6/20/54	United States	83,861	85,329
	6.00%, 7/20/54	United States	520,521	528,667
	6.00%, 8/20/54	United States	489,627	497,213
	6.00%, 9/20/54	United States	500,539	508,293
	6.00%, 10/20/54	United States	117,996	119,824
	6.00%, 11/20/54	United States	267,445	271,750
	6.00%, 12/20/54	United States	109,329	111,023
	6.00%, 1/20/55	United States	457,225	464,510
	6.00%, 2/20/55	United States	339,076	344,478
	U.S. Treasury Bonds, 3.00%, 8/15/52	United States	970,000	722,555
	U.S. Treasury Floating Rate Notes,
	[a] 3 mo. Treasury money market yield + 0.15%, 4.40%, 4/30/26	United States	930,000	930,554
	[a] 3 mo. Treasury money market yield + 0.21%, 4.455%, 10/31/26	United States	1,320,000	1,322,320
	U.S. Treasury Notes,
	3.875%, 8/15/33	United States	1,090,000	1,068,541
	3.875%, 8/15/34	United States	1,920,000	1,871,850
	Total U.S. Government & Agency Securities (Cost $10,402,856)			10,481,331
	Total Investments before Short-Term Investments (Cost $11,771,709)			11,851,640

	Short-Term Investments 2.1%
			Shares
	Money Market Funds 2.1%
[c]	State Street Institutional U.S. Government Money Market Fund, 4.29%	United States	250,165	250,165
	Total Short-Term Investments (Cost $250,165)			250,165
	Total Investments (Cost $12,021,874) 98.8%			12,101,805
	Other Assets, less Liabilities 1.2%			149,111
	Net Assets 100.0%			$ 12,250,916
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]Security is a business development company. See Note 1(e).
[c]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(b).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	28	$ 3,028,375	6/30/25	$ 15,080
U.S. Treasury Ultra 10 Yr. Note	Long	6	684,750	6/18/25	2,985
Total Futures Contracts					$18,065

*As of year end.
See  Note 6 regarding other derivative information.
See Abbreviations on page 19.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 March 31, 2025
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 104,729,241	$ 12,021,874
Value – Unaffiliated issuers	$ 110,827,995	$ 12,101,805
Cash	234	25
Receivables:
Dividends and interest	71,160	70,399
Variation margin on futures contracts	—	27,378
Deposits with brokers for:
Futures contracts	—	55,330
Total assets	110,899,389	12,254,937
Liabilities:
Payables:
Management fees	46,338	4,021
Total liabilities	46,338	4,021
Net assets, at value	$ 110,853,051	$ 12,250,916
Net assets consist of:
Paid-in capital	$ 114,387,170	$ 12,500,000
Total distributable earnings (loss)	(3,534,119)	(249,084)
Net assets, at value	$ 110,853,051	$ 12,250,916
Shares outstanding	8,202,953	500,000
Net asset value per share	$13.51	$24.50
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations
 for the year ended March 31, 2025
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Investment income:
Dividends:
Unaffiliated issuers	$ 2,977,345	$ 15,312
Interest:
Unaffiliated issuers	186	583,717
Total investment income	2,977,531	599,029
Expenses:
Management fees (Note 3a)	635,110	47,540
Total expenses	635,110	47,540
Expenses waived/paid by affiliates	(1,327)	(322)
Net expenses	633,783	47,218
Net investment income	2,343,748	551,811
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,067,951)	(46,967)
In-kind redemptions	20,408,537	—
Futures contracts	—	98,651
Net realized gain (loss)	18,340,586	51,684
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(18,731,870)	23,365
Futures contracts	—	136
Net change in unrealized appreciation (depreciation)	(18,731,870)	23,501
Net realized and unrealized gain (loss)	(391,284)	75,185
Net increase (decrease) in net assets resulting from operations	$1,952,464	$626,996
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF		BrandywineGLOBAL - U.S. Fixed Income ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,343,748	$ 3,109,385	$ 551,811	$ 371,116
Net realized gain (loss)	18,340,586	4,108,075	51,684	(450,035)
Net change in unrealized appreciation (depreciation)	(18,731,870)	21,686,811	23,501	74,495
Net increase (decrease) in net assets resulting from operations	1,952,464	28,904,271	626,996	(4,424)
Distributions to shareholders (Note 1d)	(3,144,713)	(1,760,860)	(556,192)	(315,464)
Capital share transactions: (Note 2)	(53,436,029)	(19,714,823)	—	12,500,000
Net increase (decrease) in net assets	(54,628,278)	7,428,588	70,804	12,180,112
Net assets:
Beginning of period	165,481,329	158,052,741	12,180,112	—
End of period	$ 110,853,051	$ 165,481,329	$ 12,250,916	$ 12,180,112

[a]For the period July 25, 2023 (commencement of operations) to March 31,2024.
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, two of which are included in this report (each a “Fund”, collectively referenced as “Funds”). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, ETFs and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4  p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation

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NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Funds’ Schedule of Investments.
c.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, the Funds have determined that no tax liability is required in the financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
d.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income  (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
e.  Business development companies
Certain or all Funds may invest in securities of closed-end  investment companies that have elected to be treated as a business development company under the 1940 Act. The Funds may purchase a business development company to  gain exposure to the securities in the underlying portfolio.
 The risks of owning a business development company
 generally reflect the risks of owning the underlying
 securities. Business development companies have expenses
 that reduce their value.
f.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	5,100,000	$ 69,588,592	3,400,000	$ 41,842,853
Shares redeemed	(9,000,000)	(123,024,621)	(5,050,000)	(61,557,676)
Net increase (decrease)	(3,900,000)	$ (53,436,029)	(1,650,000)	$ (19,714,823)

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	BrandywineGLOBAL - U.S. Fixed Income ETF
	Year Ended March 31, 2025		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	500,001	$ 12,500,025
Shares redeemed	—	—	(1)	(25)
Net increase (decrease)	—	$ —	500,000	$ 12,500,000

[a]For the period July 25, 2023 (commencement of operations) to March, 31, 2024.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal Underwriter
Brandywine Global Investment Management, LLC (Brandywine Global)	Investment manager
a.  Management fees
The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation  to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	0.49%
BrandywineGLOBAL - U.S. Fixed Income ETF	0.39%
Under a subadvisory agreement, Brandywine Global provides subadvisory services to the Funds. The subadvisory fee is paid  by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Funds.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Other Affiliated Transactions
At March 31, 2025, the shares of the  Fund is owned by the following entity.
Fund	Shares	Percentage of Outstanding Shares[a]
BrandywineGLOBAL - U.S. Fixed Income ETF
Franklin Resources Inc.	185,000	37.0%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2025, the utilized capital loss carryforwards were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,898,894	$ —
Short term	8,954,046	320,430
Total capital loss carryforwards	$ 11,852,940	$ 320,430
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2025, the  utilized capital loss carryforwards were  as follows:
BrandywineGLOBAL - U.S. Fixed Income ETF
Capital loss carryforwards utilized	$ 45,282
The tax character of distributions paid during the year ended March 31, 2025 and 2024, were as follows:
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 3,144,713	$ 1,760,860

BrandywineGLOBAL - U.S. Fixed Income ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 556,192	$ 315,464
At  March 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of investments	$ 104,854,895	$ 12,081,183
Unrealized appreciation	$ 10,780,546	$ 86,363
Unrealized depreciation	(4,807,446)	(65,741)
Net unrealized appreciation (depreciation)	$ 5,973,100	$ 20,622
Distributable earnings – undistributed ordinary income	$ 2,345,719	$ 50,724
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Purchases	$ 98,860,504	$ 18,348,401
Sales	$ 100,947,898	$ 18,112,457
In-kind transactions associated with creation and redemptions for the year ended March 31, 2025, were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of Securities Received	$ 68,594,296	$ —
Value of Securities Delivered	$ 119,089,176	$ —
6.  Other Derivative Information
At March 31, 2025, the Fund’s investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
BrandywineGLOBAL - U.S. Fixed Income ETF
Interest rate contracts	Variation margin on futures contracts	$ 18,065[a]	Variation margin on futures contracts	$ —
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year  ended March 31, 2025, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
6.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
BrandywineGLOBAL - U.S. Fixed Income ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ 98,651	Futures contracts	$ 136
For the year  ended March 31, 2025, the average month end notional amount of futures contracts were as follows:
BrandywineGLOBAL - U.S. Fixed Income ETF
Futures contracts	$ 5,223,484
See  Note 1(b) regarding derivative financial instruments.
7.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 109,867,541	$ —	$ —	$ 109,867,541
Short-Term Investments	960,454	—	—	960,454
Total Investments in Securities	$110,827,995	$—	$—	$110,827,995
BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 1,370,309	$ —	$ 1,370,309
U.S. Government & Agency Securities	—	10,481,331	—	10,481,331
Short-Term Investments	250,165	—	—	250,165
Total Investments in Securities	$250,165	$11,851,640	$—	$12,101,805
Other Financial Instruments:
Futures Contracts	$ 18,065	$ —	$ —	$ 18,065
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common stocks.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
8.  Operating Segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. Each Fund’s portfolio holdings provide details of each Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
9.  Subsequent Events
The Funds has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
BDC	Business Development Companies
FRN	Floating Rate Note
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FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and BrandywineGLOBAL – U.S. Fixed Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and BrandywineGLOBAL –U.S. Fixed Income ETF (two of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
BrandywineGLOBAL – Dynamic US Large Cap Value ETF(1)
BrandywineGLOBAL – U.S. Fixed Income ETF(2)
(1) The statements of changes in net assets for each of the two years in the period ended March 31, 2025.
(2) The statements of changes in net assets for the year ended March 31, 2025 and the period July 25, 2023 (commencement of operations) to March 31,2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
20	Annual Report	franklintempleton.com

Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year  ended March 31, 2025:
	Pursuant to:	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,710,041	$—
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$2,823,393	$—
Interest-Related Dividends	§871(k)(1)(C)	$—	$531,504
Section 163(j) Interest Dividends	§163(j)	$—	$531,440
franklintempleton.com	Annual Report	21

Changes In and Disagreements With Accountants	For the period covered in the report

Not applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
22	Annual Report	franklintempleton.com

© 2025 Franklin Templeton Investments. All rights reserved.
BWETF-AFSOI 05/25
Clearbridge Sustainable Infrastructure ETF
Financial Statements and Other Important Information
Annual Report	March 31, 2025

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
ClearBridge Sustainable Infrastructure ETF
	Year Ended March 31,		Period Ended March 31, 2023[a]
	2025	2024
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.72	$25.22	$25.00
Income from investment operations[b]:
Net investment income[c]	0.60	0.69	0.13
Net realized and unrealized gains (losses)	0.20	(1.43)	0.09
Total from investment operations	0.80	(0.74)	0.22
Less distributions from net investment income	(0.53)	(0.76)	—
Net asset value, end of period	$23.99	$23.72	$25.22
Total return[d]	3.47%	(3.03)%	0.88%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.59%	0.59%	0.59%
Expenses net of waiver and payments by affiliates	0.59%[f]	0.59%	0.59%
Net investment income	2.52%	2.89%	1.82%
Supplemental data
Net assets, end of period (000’s)	$9,597	$8,304	$2,522
Portfolio turnover rate[g]	24.89%[h]	37.99%[h]	6.33%[h]
[a]For the period December 14, 2022 (commencement of operations) to March 31, 2023.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	24.89%	36.79%	6.33%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
ClearBridge Sustainable Infrastructure ETF
		Industry	Shares	Value
	Common Stocks 96.2%
	Australia 3.5%
	Atlas Arteria Ltd.	Transportation Infrastructure	48,313	$ 146,016
	Transurban Group	Transportation Infrastructure	23,072	192,512
				338,528
	Brazil 1.8%
	Equatorial Energia SA	Electric Utilities	30,991	173,145
	Canada 3.3%
[a]	Hydro One Ltd.	Electric Utilities	9,434	317,187
	Denmark 2.9%
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	6,339	276,626
	France 8.8%
	Getlink SE	Transportation Infrastructure	27,324	470,771
	Vinci SA	Construction & Engineering	2,965	372,485
				843,256
	Germany 3.3%
	E.ON SE	Multi-Utilities	21,009	316,807
	Italy 10.9%
[a]	Enav SpA	Transportation Infrastructure	75,834	298,829
	Enel SpA	Electric Utilities	54,538	441,663
	Terna - Rete Elettrica Nazionale	Electric Utilities	34,266	309,587
				1,050,079
	Netherlands 4.6%
	Ferrovial SE	Construction & Engineering	9,963	443,181
	Portugal 3.2%
	EDP SA	Electric Utilities	90,350	303,719
	Spain 11.6%
[a]	Cellnex Telecom SA	Diversified Telecommunication Services	8,676	307,677
	Iberdrola SA	Electric Utilities	16,009	258,356
	Redeia Corp. SA	Electric Utilities	27,190	545,119
				1,111,152
	United Kingdom 18.0%
	National Grid PLC	Multi-Utilities	25,084	326,848
	Pennon Group PLC	Water Utilities	52,153	301,578
	Severn Trent PLC	Water Utilities	15,936	520,611
	SSE PLC	Electric Utilities	16,891	347,525
	United Utilities Group PLC	Water Utilities	17,646	229,702
				1,726,264
	United States 24.3%
	American Water Works Co., Inc.	Water Utilities	2,449	361,276
	Crown Castle, Inc.	Specialized REITs	3,473	361,991
	CSX Corp.	Ground Transportation	9,487	279,202
	Entergy Corp.	Electric Utilities	3,796	324,520
	Exelon Corp.	Electric Utilities	8,438	388,823
	NextEra Energy, Inc.	Electric Utilities	6,077	430,799
	Public Service Enterprise Group, Inc.	Multi-Utilities	2,319	190,854
				2,337,465
	Total Common Stocks (Cost $8,868,938)			9,237,409
2	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
ClearBridge Sustainable Infrastructure ETF (continued)
		Industry	Shares	Value
	Preferred Stock 1.5%
	Brazil 1.5%
[c]	Cia Paranaense de Energia - Copel, Class B, 3.631%, pfd.	Electric Utilities	77,160	$ 140,238
	Total Preferred Stocks (Cost $142,691)			140,238
	Total Investments before Short-Term Investments (Cost $9,011,629)			9,377,647
	Short-Term Investments 2.2%
	Money Market Funds 2.2%
	United States 2.2%
[d]	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 4.17%	Money Market Funds	205,658	205,658
	Total Short-Term Investments (Cost $205,658)			205,658
	Total Investments (Cost $9,217,287) 99.9%			9,583,305
	Other Assets, less Liabilities 0.1%			13,765
	Net Assets 100.0%			$ 9,597,070
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $1,200,319, representing 12.5% of net assets.
[b]Non-income producing.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 12.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 March 31, 2025
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 9,217,287
Value – Unaffiliated issuers	$ 9,583,305
Foreign currency, at value (cost $1,772)	1,759
Receivables:
Dividends and interest	16,666
Total assets	9,601,730
Liabilities:
Payables:
Management fees	4,660
Total liabilities	4,660
Net assets, at value	$ 9,597,070
Net assets consist of:
Paid-in capital	$ 9,663,919
Total distributable earnings (loss)	(66,849)
Net assets, at value	$ 9,597,070
Shares outstanding	400,000
Net asset value per share	$23.99
4	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the year ended March 31, 2025
ClearBridge Sustainable Infrastructure ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 263,533
Interest:
Unaffiliated issuers	13,000
Total investment income	276,533
Expenses:
Management fees (Note 3a)	52,500
Total expenses	52,500
Expenses waived/paid by affiliates	(412)
Net expenses	52,088
Net investment income	224,445
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(331,243)
Foreign currency transactions	1,361
Net realized gain (loss)	(329,882)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	346,227
Translation of other assets and liabilities denominated in foreign currencies	166
Net change in unrealized appreciation (depreciation)	346,393
Net realized and unrealized gain (loss)	16,511
Net increase (decrease) in net assets resulting from operations	$240,956

[a]Foreign taxes withheld on dividends	$21,579
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	5

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

ClearBridge Sustainable Infrastructure ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 224,445	$ 178,868
Net realized loss	(329,882)	(171,235)
Net change in unrealized appreciation (depreciation)	346,393	8,211
Net increase (decrease) in net assets resulting from operations	240,956	15,844
Distributions to shareholders (Note 1e)	(204,207)	(201,196)
Capital share transactions: (Note 2)	1,256,793	5,966,959
Net increase (decrease) in net assets	1,293,542	5,781,607
Net assets:
Beginning of year	8,303,528	2,521,921
End of year	$ 9,597,070	$ 8,303,528
6	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, ETFs and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual fund are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes

franklintempleton.com	Annual Report	7

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
During the year ended March 31, 2025, the Fund did not invest in derivative instruments.
d.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
e.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the

8	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	50,000	$ 1,256,793	300,000	$ 7,059,636
Shares redeemed	—	—	(50,000)	(1,092,677)
Net increase (decrease)	50,000	$ 1,256,793	250,000	$ 5,966,959
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
franklintempleton.com	Annual Report	9

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
The Fund pays gross effective investment management fees of 0.59% per year on the average daily net assets of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Other Affiliated Transactions
At March 31, 2025, the shares of ClearBridge Sustainable Infrastructure ETF were owned by the following entity:
Fund	Shares	Percentage of Outstanding Shares[a]
ClearBridge Sustainable Infrastructure ETF
Franklin Resources Inc.	49,000	12.3%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2025, the capital loss carryforwards were as follows:
Year Ended March 31, 2025
Capital loss carryforwards not subject to expiration:
Long term	$ 267,264
Short term	166,702
Total capital loss carryforwards	$ 433,966
The tax character of distributions paid during the year  ended March 31, 2025 and 2024, were as follows:
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 204,207	$ 201,196
10	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Year Ended March 31, 2025
Cost of investments	$ 9,228,792
Unrealized appreciation	$ 777,799
Unrealized depreciation	(423,286)
Net unrealized appreciation (depreciation)	$ 354,513
Distributable earnings – undistributed ordinary income	$ 12,483
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were  $2,247,266 and $2,147,624, respectively.
In-kind transactions associated with creation for the year ended March 31, 2025 was $1,141,419.
6.  Fair Value Measurements
The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 9,377,647	$ —	$ —	$ 9,377,647
Short-Term Investments	205,658	—	—	205,658
Total Investments in Securities	$9,583,305	$—	$—	$9,583,305
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common and preferred stocks.
7.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15,
franklintempleton.com	Annual Report	11

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
7.  New Accounting Pronouncements (continued)
2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
8.  Operating Segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
9.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
Abbreviations
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement
12	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of ClearBridge Sustainable Infrastructure ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Sustainable Infrastructure ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2025 and the period December 14, 2022 (commencement of operations) to March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the two years in the period ended March 31, 2025 and the period December 14, 2022 (commencement of operations) to March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
franklintempleton.com	Annual Report	13

FRANKLIN TEMPLETON ETF TRUST
Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Fund hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended March 31, 2025:
	Pursuant to:	ClearBridge Sustainable Infrastructure ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$53,033
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$204,207
14	Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
franklintempleton.com	Annual Report	15

© 2025 Franklin Templeton Investments. All rights reserved.
INFR_AFSOI 05/25
Western Asset Bond ETF
Financial Statements and Other Important Information
Annual Report	March 31, 2025

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Western Asset Bond ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.74	$25.00
Income from investment operations[b]:
Net investment income[c]	1.31	0.70
Net realized and unrealized gains (losses)	(0.12)	0.61
Total from investment operations	1.19	1.31
Less distributions from:
Net investment income	(1.45)	(0.57)
Net realized gains	(0.20)	—
Total distributions	(1.65)	(0.57)
Net asset value, end of period	$25.28	$25.74
Total return[d]	4.77%	5.29%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.35%[f]	0.35%
Net investment income	5.14%	5.25%
Supplemental data
Net assets, end of period (000’s)	$18,962	$41,177
Portfolio turnover rate[g]	67.07%[h]	69.47%[h]
[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[h]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	67.07%	69.47%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Western Asset Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 38.2%
	Aerospace & Defense 1.0%
	Boeing Co.,
	3.25%, 2/01/35	United States	10,000	$ 8,240
	2.70%, 2/01/27	United States	20,000	19,295
	5.15%, 5/01/30	United States	10,000	10,068
	General Dynamics Corp., 4.25%, 4/01/40	United States	10,000	8,845
	L3Harris Technologies, Inc., 4.854%, 4/27/35	United States	10,000	9,660
	Lockheed Martin Corp.,
	4.50%, 5/15/36	United States	10,000	9,562
	4.15%, 6/15/53	United States	30,000	24,013
	Northrop Grumman Corp.,
	5.25%, 5/01/50	United States	10,000	9,464
	3.25%, 1/15/28	United States	20,000	19,367
	RTX Corp.,
	4.50%, 6/01/42	United States	20,000	17,602
	2.25%, 7/01/30	United States	20,000	17,775
	3.95%, 8/16/25	United States	30,000	29,933
	6.00%, 3/15/31	United States	10,000	10,625
				194,449
	Agriculture 0.6%
	Altria Group, Inc.,
	3.875%, 9/16/46	United States	10,000	7,332
	5.80%, 2/14/39	United States	20,000	20,106
	6.875%, 11/01/33	United States	30,000	33,095
	BAT Capital Corp.,
	3.557%, 8/15/27	United Kingdom	10,000	9,760
	4.54%, 8/15/47	United Kingdom	40,000	31,981
	Philip Morris International, Inc., 2.10%, 5/01/30	United States	20,000	17,702
				119,976
	Airlines 0.8%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	60,000	60,949
	Delta Air Lines, Inc., 7.375%, 1/15/26	United States	40,000	40,725
	Delta Air Lines, Inc./SkyMiles IP Ltd.,
	[a] 4.75%, 10/20/28	United States	10,000	9,961
	[a] first lien, 4.50%, 10/20/25	United States	6,667	6,645
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	13,500	13,567
[a]	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/06/30	United States	25,225	22,482
				154,329
	Apparel 0.1%
	NIKE, Inc.,
	2.85%, 3/27/30	United States	10,000	9,261
	2.75%, 3/27/27	United States	10,000	9,728
				18,989
	Auto Manufacturers 0.3%
	General Motors Co.,
	6.125%, 10/01/25	United States	12,000	12,062
	6.25%, 10/02/43	United States	10,000	9,629
[a]	PM General Purchaser LLC, 9.50%, 10/01/28	United States	30,000	28,650
				50,341
2	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Banks 8.1%
Bank of America Corp.,
4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	40,000	$ 31,458
3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	100,000	98,258
5.00%, 1/21/44	United States	10,000	9,377
1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	70,000	69,502
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	90,000	86,996
Bank of Montreal, 1.85%, 5/01/25	Canada	20,000	19,954
Bank of Nova Scotia,
4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	10,000	9,241
1.30%, 6/11/25	Canada	10,000	9,937
Citigroup, Inc.,
4.30%, 11/20/26	United States	30,000	29,884
4.40%, 6/10/25	United States	30,000	29,995
3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	40,000	38,789
4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	110,000	107,229
4.45%, 9/29/27	United States	30,000	29,865
4.75%, 5/18/46	United States	10,000	8,488
Goldman Sachs Group, Inc.,
2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	20,000	17,468
5.15%, 5/22/45	United States	20,000	18,154
1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	30,000	29,282
6.75%, 10/01/37	United States	10,000	10,822
4.75%, 10/21/45	United States	20,000	17,682
3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	50,000	49,054
2.60%, 2/07/30	United States	20,000	18,131
4.25%, 10/21/25	United States	10,000	9,975
HSBC Holdings PLC, 4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	191,044
JPMorgan Chase & Co.,
3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	15,118
3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	6,666
3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	50,000	48,608
2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	30,000	29,951
2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	50,000	43,258
5.294% to 7/22/34, FRN thereafter, 7/22/35	United States	10,000	10,044
Morgan Stanley,
2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	20,000	19,961
3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	30,000	29,351
2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	30,000	25,759
5.32% to 7/19/34, FRN thereafter, 7/19/35	United States	40,000	40,020
PNC Financial Services Group, Inc.,
5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	10,000	10,285
5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	10,000	10,016
Royal Bank of Canada,
1.15%, 6/10/25	Canada	10,000	9,935
3.875%, 5/04/32	Canada	10,000	9,384
5.15%, 2/01/34	Canada	10,000	10,080
Toronto-Dominion Bank,
1.15%, 6/12/25	Canada	10,000	9,932
4.456%, 6/08/32	Canada	10,000	9,658
Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,339
U.S. Bancorp,
5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	10,000	10,315
5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	10,000	10,322
franklintempleton.com	Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Wells Fargo & Co.,
	5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	80,000	$ 72,066
	4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	20,000	19,665
	2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	30,000	29,938
	2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	30,000	28,637
	3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	50,000	48,963
	4.75%, 12/07/46	United States	20,000	16,878
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	10,000	8,975
				1,544,709
	Beverages 0.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	35,000	32,302
	Anheuser-Busch InBev Worldwide, Inc.,
	3.50%, 6/01/30	Belgium	10,000	9,531
	4.75%, 1/23/29	Belgium	20,000	20,207
	Constellation Brands, Inc., 4.35%, 5/09/27	United States	10,000	9,961
				72,001
	Biotechnology 0.1%
	Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,550
	Gilead Sciences, Inc., 4.75%, 3/01/46	United States	10,000	9,002
				17,552
	Chemicals 0.9%
[b]	OCP SA, 3.75%, 6/23/31	Morocco	200,000	177,766
	Commercial Services & Supplies 0.2%
	PayPal Holdings, Inc., 5.15%, 6/01/34	United States	10,000	10,048
	United Rentals North America, Inc.,
	3.875%, 2/15/31	United States	10,000	9,082
	[a] 6.125%, 3/15/34	United States	20,000	20,037
				39,167
	Construction Materials 0.1%
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	20,000	20,143
	Electric 1.4%
[b]	Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	164,857
	Consolidated Edison Co. of New York, Inc.,
	Series 20B, 3.95%, 4/01/50	United States	10,000	7,744
	Series 20A, 3.35%, 4/01/30	United States	10,000	9,461
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,162
	FirstEnergy Corp.,
	Series B, 3.90%, 7/15/27	United States	10,000	9,836
	Series C, 4.85%, 7/15/47	United States	10,000	8,561
	Florida Power & Light Co., 5.70%, 3/15/55	United States	10,000	10,218
[a]	Oncor Electric Delivery Co. LLC, 5.35%, 4/01/35	United States	10,000	10,116
	Pacific Gas & Electric Co.,
	3.50%, 8/01/50	United States	10,000	6,654
	2.50%, 2/01/31	United States	10,000	8,599
	2.10%, 8/01/27	United States	10,000	9,383
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,280
				265,871
	Electric Utilities 0.1%
	Georgia Power Co., 5.20%, 3/15/35	United States	10,000	10,071
4	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electronic Equipment, Instruments & Components 0.1%
	Honeywell International, Inc., 5.00%, 3/01/35	United States	10,000	$ 9,966
	Energy Equipment & Services 0.1%
[a]	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,848
	Entertainment 0.4%
[a]	Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	30,000	30,430
	Warnermedia Holdings, Inc.,
	3.755%, 3/15/27	United States	20,000	19,513
	5.05%, 3/15/42	United States	10,000	8,002
	4.279%, 3/15/32	United States	10,000	8,814
				66,759
	Environmental Control 0.2%
[a]	GFL Environmental, Inc., 6.75%, 1/15/31	United States	30,000	30,962
	Waste Connections, Inc., 5.00%, 3/01/34	United States	10,000	9,971
				40,933
	Financial Services 1.0%
	Air Lease Corp.,
	3.375%, 7/01/25	United States	20,000	19,936
	5.30%, 2/01/28	United States	10,000	10,175
	American Express Co., 4.05%, 5/03/29	United States	10,000	9,887
	Charles Schwab Corp.,
	5.875%, 8/24/26	United States	20,000	20,376
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	10,000	10,649
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	9,819
[a]	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31	United States	80,000	82,241
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	7,926
	Visa, Inc.,
	4.30%, 12/14/45	United States	10,000	8,726
	2.05%, 4/15/30	United States	20,000	17,956
				197,691
	Food 0.4%
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	20,000	18,354
	Mars, Inc.,
	[a] 2.70%, 4/01/25	United States	10,000	10,000
	[a] 5.00%, 3/01/32	United States	30,000	30,138
	Mondelez International, Inc., 1.50%, 5/04/25	United States	20,000	19,938
				78,430
	Health Care Providers & Services 1.1%
	Centene Corp.,
	4.25%, 12/15/27	United States	10,000	9,766
	4.625%, 12/15/29	United States	10,000	9,588
	Cigna Group,
	4.80%, 8/15/38	United States	10,000	9,349
	4.375%, 10/15/28	United States	10,000	9,927
	Elevance Health, Inc., 3.65%, 12/01/27	United States	10,000	9,808
	HCA, Inc.,
	7.69%, 6/15/25	United States	20,000	20,101
	5.875%, 2/01/29	United States	10,000	10,307
	3.50%, 9/01/30	United States	10,000	9,276
	5.50%, 6/15/47	United States	10,000	9,217
franklintempleton.com	Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	Humana, Inc., 4.50%, 4/01/25	United States	10,000	$ 10,000
[a]	LifePoint Health, Inc., 9.875%, 8/15/30	United States	50,000	52,818
	UnitedHealth Group, Inc.,
	3.875%, 8/15/59	United States	20,000	14,345
	4.20%, 5/15/32	United States	20,000	19,235
	4.00%, 5/15/29	United States	10,000	9,830
	5.00%, 4/15/34	United States	10,000	9,951
				213,518
	Healthcare-Products 0.6%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,848
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	70,000	70,979
	Solventum Corp.,
	5.40%, 3/01/29	United States	10,000	10,204
	5.45%, 3/13/31	United States	10,000	10,192
	5.90%, 4/30/54	United States	20,000	19,797
				121,020
	Home Builders 0.1%
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	10,015
	Insurance 0.3%
	Aon North America, Inc., 5.45%, 3/01/34	United States	20,000	20,372
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	10,000	8,476
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,160
[a]	Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	9,922
				48,930
	Internet 1.5%
	Alphabet, Inc.,
	1.90%, 8/15/40	United States	20,000	13,405
	1.10%, 8/15/30	United States	10,000	8,521
	Amazon.com, Inc.,
	3.15%, 8/22/27	United States	30,000	29,344
	3.10%, 5/12/51	United States	10,000	6,799
	4.95%, 12/05/44	United States	30,000	29,146
	3.60%, 4/13/32	United States	30,000	28,279
[b]	Prosus NV, 3.061%, 7/13/31	China	200,000	172,583
				288,077
	Iron/Steel 0.1%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,923
	Leisure Time 1.1%
[a]	Carnival Corp., 6.125%, 2/15/33	United States	60,000	59,171
[a]	NCL Corp. Ltd., 7.75%, 2/15/29	United States	50,000	52,142
[a]	Royal Caribbean Cruises Ltd., 5.625%, 9/30/31	United States	20,000	19,653
[a]	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	68,330
				199,296
	Lodging 0.3%
	Hilton Domestic Operating Co., Inc.,
	[a] 3.625%, 2/15/32	United States	10,000	8,773
	[a] 5.875%, 3/15/33	United States	10,000	9,911
	Las Vegas Sands Corp.,
	2.90%, 6/25/25	United States	30,000	29,843
	6.00%, 8/15/29	United States	10,000	10,226
				58,753
6	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Machinery-Diversified 0.1%
	Deere & Co., 3.75%, 4/15/50	United States	20,000	$ 15,588
	Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,994
				25,582
	Media 2.5%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	180,000	153,655
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	4.908%, 7/23/25	United States	3,000	2,999
	5.375%, 5/01/47	United States	10,000	8,292
	5.125%, 7/01/49	United States	10,000	7,943
	5.05%, 3/30/29	United States	30,000	29,872
	5.50%, 4/01/63	United States	10,000	8,036
	6.55%, 6/01/34	United States	10,000	10,292
	Comcast Corp.,
	3.999%, 11/01/49	United States	10,000	7,679
	4.15%, 10/15/28	United States	40,000	39,575
	4.25%, 10/15/30	United States	20,000	19,634
	3.90%, 3/01/38	United States	20,000	17,175
	5.35%, 5/15/53	United States	20,000	18,669
	3.45%, 2/01/50	United States	10,000	6,929
[a]	DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	101,427
	Fox Corp., 5.476%, 1/25/39	United States	10,000	9,648
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	40,000	39,702
				481,527
	Mining 0.5%
	Barrick North America Finance LLC, 5.75%, 5/01/43	Canada	20,000	20,047
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	10,000	9,363
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	20,000	18,770
	Glencore Funding LLC,
	[a] 3.875%, 10/27/27	Australia	10,000	9,802
	[a,c] 5.673%, 4/01/35	Australia	20,000	20,084
	[a,c] 6.141%, 4/01/55	Australia	10,000	10,071
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	10,000	9,928
				98,065
	Miscellaneous Manufacturing 0.0%†
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,586
	Oil & Gas 5.2%
	BP Capital Markets America, Inc.,
	2.772%, 11/10/50	United States	30,000	18,438
	3.41%, 2/11/26	United States	30,000	29,744
	3.588%, 4/14/27	United States	10,000	9,860
	1.749%, 8/10/30	United States	10,000	8,640
	Chevron Corp.,
	1.995%, 5/11/27	United States	10,000	9,567
	3.078%, 5/11/50	United States	10,000	6,803
	Continental Resources, Inc.,
	4.375%, 1/15/28	United States	10,000	9,804
	[a] 5.75%, 1/15/31	United States	20,000	20,163
	4.90%, 6/01/44	United States	10,000	8,118
	[a] 2.268%, 11/15/26	United States	10,000	9,591
	Coterra Energy, Inc.,
	3.90%, 5/15/27	United States	20,000	19,693
	4.375%, 3/15/29	United States	20,000	19,724
franklintempleton.com	Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
	Devon Energy Corp.,
	5.60%, 7/15/41	United States	40,000	$ 37,360
	5.85%, 12/15/25	United States	20,000	20,107
	4.50%, 1/15/30	United States	20,000	19,652
	Diamondback Energy, Inc., 3.50%, 12/01/29	United States	10,000	9,463
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	134,254
	EOG Resources, Inc., 4.375%, 4/15/30	United States	10,000	9,895
	EQT Corp.,
	5.00%, 1/15/29	United States	10,000	10,069
	3.90%, 10/01/27	United States	15,000	14,736
	Expand Energy Corp.,
	5.375%, 3/15/30	United States	20,000	19,868
	4.75%, 2/01/32	United States	20,000	18,935
	Exxon Mobil Corp.,
	3.482%, 3/19/30	United States	10,000	9,604
	4.114%, 3/01/46	United States	30,000	24,714
[b]	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	169,552
	Occidental Petroleum Corp.,
	7.50%, 5/01/31	United States	10,000	11,016
	3.20%, 8/15/26	United States	20,000	19,616
	6.625%, 9/01/30	United States	30,000	31,535
	6.45%, 9/15/36	United States	10,000	10,301
	4.20%, 3/15/48	United States	10,000	7,146
	5.55%, 3/15/26	United States	10,000	10,047
	3.40%, 4/15/26	United States	10,000	9,847
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	121,869
	Pioneer Natural Resources Co.,
	2.15%, 1/15/31	United States	10,000	8,716
	1.125%, 1/15/26	United States	10,000	9,744
[a]	Range Resources Corp., 4.75%, 2/15/30	United States	20,000	19,042
	Shell Finance U.S., Inc.,
	4.375%, 5/11/45	United States	10,000	8,534
	2.75%, 4/06/30	United States	10,000	9,202
	4.00%, 5/10/46	United States	10,000	8,016
	3.25%, 4/06/50	United States	20,000	13,817
	Shell International Finance BV, 6.375%, 12/15/38	Netherlands	10,000	11,087
				977,889
	Oil & Gas Services 0.1%
	Halliburton Co., 4.85%, 11/15/35	United States	10,000	9,596
	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,793
	Paper & Forest Products 0.3%
	Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	60,000	54,197
	Personal Care Products 0.1%
	Kenvue, Inc., 4.90%, 3/22/33	United States	10,000	10,020
	Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,417
				19,437
	Pharmaceuticals 1.4%
	AbbVie, Inc.,
	4.25%, 11/21/49	United States	10,000	8,291
	3.20%, 11/21/29	United States	30,000	28,349
	4.80%, 3/15/29	United States	10,000	10,129
	4.95%, 3/15/31	United States	10,000	10,162
	5.05%, 3/15/34	United States	10,000	10,074
8	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pharmaceuticals (continued)
	Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	$ 8,751
	Bristol-Myers Squibb Co.,
	5.10%, 2/22/31	United States	10,000	10,241
	5.20%, 2/22/34	United States	20,000	20,356
	5.65%, 2/22/64	United States	10,000	9,805
	CVS Health Corp.,
	5.05%, 3/25/48	United States	20,000	17,081
	4.30%, 3/25/28	United States	10,000	9,882
	3.875%, 7/20/25	United States	10,000	9,972
	2.125%, 9/15/31	United States	30,000	25,016
	Eli Lilly & Co.,
	4.70%, 2/09/34	United States	10,000	9,896
	5.10%, 2/09/64	United States	10,000	9,331
	Johnson & Johnson, 3.625%, 3/03/37	United States	20,000	17,830
	Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	17,207
	Pfizer, Inc.,
	1.70%, 5/28/30	United States	20,000	17,463
	7.20%, 3/15/39	United States	10,000	11,822
				261,658
	Pipelines 2.8%
	Cameron LNG LLC,
	[a] 2.902%, 7/15/31	United States	10,000	8,866
	[a] 3.302%, 1/15/35	United States	10,000	8,469
	Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	20,000	17,611
[a]	Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/33	United States	10,000	10,329
	Energy Transfer LP,
	6.25%, 4/15/49	United States	40,000	39,717
	3.75%, 5/15/30	United States	20,000	18,919
	2.90%, 5/15/25	United States	20,000	19,954
	5.25%, 4/15/29	United States	20,000	20,242
	5.55%, 5/15/34	United States	20,000	19,998
	Enterprise Products Operating LLC,
	2.80%, 1/31/30	United States	20,000	18,484
	3.70%, 1/31/51	United States	40,000	29,087
	Series H, 6.65%, 10/15/34	United States	10,000	11,094
	4.15%, 10/16/28	United States	10,000	9,906
	5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,807
	4.85%, 1/31/34	United States	10,000	9,853
	Kinder Morgan, Inc., 4.30%, 6/01/25	United States	10,000	9,990
	MPLX LP,
	4.875%, 6/01/25	United States	10,000	10,000
	4.50%, 4/15/38	United States	10,000	8,785
	4.80%, 2/15/29	United States	20,000	20,040
	ONEOK, Inc., 5.80%, 11/01/30	United States	20,000	20,814
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	10,000	11,425
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,453
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	5.00%, 1/15/28	United States	10,000	10,004
	6.875%, 1/15/29	United States	10,000	10,229
	4.875%, 2/01/31	United States	10,000	9,794
[a]	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	18,256
	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	20,000	20,362
[a]	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	43,073
franklintempleton.com	Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines (continued)
	Western Midstream Operating LP,
	4.05%, 2/01/30	United States	40,000	$ 38,193
	5.25%, 2/01/50	United States	10,000	8,530
	Williams Cos., Inc.,
	5.75%, 6/24/44	United States	10,000	9,849
	3.50%, 11/15/30	United States	20,000	18,696
	5.15%, 3/15/34	United States	10,000	9,871
				538,700
	Real Estate Investment Trusts (REITs) 0.1%
	Service Properties Trust, 8.375%, 6/15/29	United States	20,000	20,010
	Retail 0.7%
	Costco Wholesale Corp.,
	1.60%, 4/20/30	United States	10,000	8,771
	1.375%, 6/20/27	United States	20,000	18,854
	Home Depot, Inc.,
	3.90%, 6/15/47	United States	20,000	15,871
	2.70%, 4/15/30	United States	10,000	9,182
	2.50%, 4/15/27	United States	10,000	9,671
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,925
	McDonald’s Corp.,
	4.20%, 4/01/50	United States	10,000	8,046
	3.60%, 7/01/30	United States	10,000	9,545
	3.50%, 3/01/27	United States	10,000	9,842
	Walmart, Inc.,
	1.80%, 9/22/31	United States	10,000	8,578
	1.50%, 9/22/28	United States	20,000	18,333
				126,618
	Semiconductors 0.6%
[a]	Broadcom, Inc., 4.926%, 5/15/37	United States	40,000	38,477
	Intel Corp.,
	4.75%, 3/25/50	United States	10,000	8,063
	5.125%, 2/10/30	United States	10,000	10,074
	1.60%, 8/12/28	United States	20,000	18,062
	Micron Technology, Inc., 5.30%, 1/15/31	United States	10,000	10,114
	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,965
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	10,000	8,775
				113,530
	Software 0.4%
	Microsoft Corp., 2.921%, 3/17/52	United States	10,000	6,712
	Oracle Corp.,
	3.60%, 4/01/50	United States	10,000	6,953
	2.875%, 3/25/31	United States	20,000	17,912
	1.65%, 3/25/26	United States	20,000	19,443
	Synopsys, Inc.,
	4.85%, 4/01/30	United States	10,000	10,068
	5.00%, 4/01/32	United States	10,000	10,029
	5.70%, 4/01/55	United States	10,000	9,936
				81,053
	Telecommunications 1.6%
	AT&T, Inc.,
	4.30%, 2/15/30	United States	10,000	9,849
	3.50%, 9/15/53	United States	10,000	6,824
	2.55%, 12/01/33	United States	20,000	16,404
10	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Telecommunications (continued)
5.55%, 8/15/41	United States	10,000	$ 9,836
Rogers Communications, Inc., 5.30%, 2/15/34	Canada	10,000	9,820
T-Mobile USA, Inc.,
3.50%, 4/15/25	United States	20,000	19,990
3.375%, 4/15/29	United States	20,000	19,016
3.875%, 4/15/30	United States	80,000	76,716
5.15%, 4/15/34	United States	20,000	20,035
Verizon Communications, Inc.,
4.862%, 8/21/46	United States	20,000	17,918
2.355%, 3/15/32	United States	60,000	50,791
[a] 4.78%, 2/15/35	United States	50,000	48,556
			305,755
Transportation 0.3%
Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,290
Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	13,033
Union Pacific Corp.,
3.75%, 2/05/70	United States	20,000	13,682
3.839%, 3/20/60	United States	20,000	14,539
2.891%, 4/06/36	United States	20,000	16,365
			63,909
Total Corporate Bonds & Notes (Cost $7,045,807)			7,245,428
U.S. Government & Agency Securities 41.8%
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/41	United States	67,681	57,867
2.00%, 8/01/41	United States	377,109	322,342
2.00%, 3/01/52	United States	99,581	80,085
2.50%, 11/01/51	United States	75,751	64,308
3.00%, 9/01/40	United States	95,298	87,805
4.50%, 10/01/52	United States	169,267	162,265
6.00%, 8/01/53	United States	341,118	349,066
Federal National Mortgage Association,
1.50%, 11/01/41	United States	77,706	64,752
1.50%, 2/01/42	United States	94,055	78,006
2.00%, 3/01/52	United States	179,804	145,340
2.50%, 11/01/41	United States	72,472	63,952
2.50%, 12/01/51	United States	76,270	64,876
2.50%, 2/01/52	United States	857,262	723,199
3.00%, 6/01/52	United States	92,826	81,316
3.00%, 9/01/61	United States	238,312	202,126
3.50%, 1/01/50	United States	172,653	157,760
4.00%, 5/01/52	United States	334,441	314,791
5.50%, 4/01/53	United States	336,750	338,308
Government National Mortgage Association,
3.00%, 6/20/51	United States	69,278	61,011
5.00%, 8/20/53	United States	86,479	85,608
5.50%, 3/20/53	United States	82,379	83,022
6.00%, 7/20/53	United States	88,658	91,082
6.00%, 9/20/53	United States	93,226	95,775
Government National Mortgage Association, TBA,
2.00%, 4/20/55	United States	100,000	81,802
2.50%, 4/20/55	United States	100,000	85,308
3.00%, 4/20/55	United States	100,000	88,586
3.50%, 4/20/55	United States	100,000	91,508
franklintempleton.com	Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	4.00%, 4/20/55	United States	100,000	$ 93,620
	4.50%, 4/20/55	United States	200,000	191,906
	5.00%, 4/20/55	United States	100,000	98,370
	5.50%, 4/20/55	United States	100,000	100,221
	U.S. Treasury Bonds,
	4.25%, 8/15/54	United States	20,000	18,884
	4.50%, 11/15/54	United States	20,000	19,713
	4.625%, 5/15/44	United States	10,000	10,035
	4.625%, 2/15/55	United States	60,000	60,412
	4.75%, 11/15/43	United States	280,000	286,136
	4.75%, 2/15/45	United States	30,000	30,553
	U.S. Treasury Notes,
	3.75%, 8/31/31	United States	10,000	9,827
	3.875%, 8/15/34	United States	30,000	29,248
	4.00%, 2/28/30	United States	1,190,000	1,192,882
	4.00%, 2/15/34	United States	30,000	29,598
	4.25%, 2/28/29	United States	20,000	20,238
	4.25%, 11/15/34	United States	40,000	40,125
	4.375%, 11/30/30	United States	130,000	132,392
	4.625%, 9/15/26	United States	70,000	70,666
	4.625%, 9/30/28	United States	100,000	102,340
	4.625%, 4/30/29	United States	10,000	10,262
	4.875%, 10/31/28	United States	10,000	10,320
	5.00%, 9/30/25	United States	60,000	60,223
	Uniform Mortgage-Backed Security, TBA,
	2.00%, 4/01/55	United States	100,000	79,489
	3.00%, 4/01/55	United States	700,000	606,758
	5.00%, 4/01/55	United States	300,000	294,062
	6.50%, 4/01/55	United States	200,000	206,255
	Total U.S. Government & Agency Securities (Cost $7,792,964)			7,926,401
	Foreign Government and Agency Securities 1.0%
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	183,892
	Total Foreign Government and Agency Securities (Cost $186,557)			183,892
[d]	Senior Floating Rate Interests 0.3%
	Health Care Equipment & Supplies 0.3%
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 10/23/28	United States	29,850	29,827
	Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 5/30/31	United States	29,850	29,832
				59,659
	Total Floating Rate Loans (Cost $59,657)			59,659
	Asset-Backed Securities 11.7%
[d]	Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 5.135%, 1/25/35	United States	91,196	87,105
	Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 7/16/29	United States	130,000	129,421
[a,d]	ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 5.644%, 4/15/34	Cayman Islands	100,000	99,877
12	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
[a,d]	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 3 mo. USD Term SOFR + 1.83%, 6.138%, 4/16/36	Jersey	200,000	$ 200,048
[a,d]	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 30 day USD SOFR Average + 1.45%, 5.79%, 6/25/47	United States	71,431	71,206
	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, ABS, 3.66%, 5/17/27	United States	53,255	53,014
	College Avenue Student Loans LLC,
	[a] Series 2021-C, Class C, 3.06%, 7/26/55	United States	148,831	136,231
	[a] Series 2023-A, Class C, 6.06%, 5/25/55	United States	100,000	101,881
[a,d]	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 5.684%, 5/20/34	Cayman Islands	350,000	350,089
[a]	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	103,052
[a]	Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29	United States	49,314	49,500
[a]	Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50	United States	100,000	100,726
[a,d]	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 5.174%, 4/20/62	United States	98,067	97,254
[d]	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 5.365%, 8/25/34	United States	80,734	92,454
[a,d]	Palmer Square CLO Ltd., Series 2021-1A, Class A1AR, 3 mo. USD Term SOFR + 1.15%, 5.472%, 4/20/38	Cayman Islands	100,000	99,835
[a,d]	Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 5.635%, 7/20/34	Cayman Islands	100,000	100,076
[a]	Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	135,084	128,456
[a,d]	Sycamore Tree CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.20%, 5.482%, 4/20/38	Cayman Islands	100,000	99,892
[a,d]	Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 5.564%, 7/15/31	Cayman Islands	110,147	110,211
	Total Asset-Backed Securities (Cost $2,172,967)			2,210,328

			Shares
	Common Stocks 0.0%†
	Aerospace & Defense 0.0%†
[e]	Spirit Aviation Holdings, Inc.	United States	351	4,914
	Total Common Stocks (Cost $5,792)			4,914

			Principal Amount*
	Mortgage-Backed Securities 0.6%
	Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	604,013	102,160
	Total Mortgage-Backed Securities (Cost $97,020)			102,160
franklintempleton.com	Annual Report	13

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Residential Mortgage-Backed Securities 2.5%
	Federal Home Loan Mortgage Corp. STACR REMICS Trust,
	[a,d] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 6.19%, 1/25/42	United States	100,000	$ 100,359
	[a,d] Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.40%, 6.74%, 2/25/42	United States	170,000	173,074
	[a,d] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 7.69%, 5/25/42	United States	100,000	103,948
	[a,d] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.09%, 2/25/42	United States	100,000	103,475
	Total Residential Mortgage-Backed Securities (Cost $475,450)			480,856
	Commercial Mortgage-Backed Securities 13.5%
	Angel Oak Mortgage Trust,
	[a,d] Series 2022-3, Class A3, 4.141%, 1/25/67	United States	93,587	87,880
	[a] Series 2023-1, Class A1, 4.75%, 9/26/67	United States	132,107	131,057
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	96,942
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	156,967
[a,d]	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 5.134%, 9/15/36	United States	110,000	109,092
	BX Trust,
	[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	120,176
	[a,d] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.069%, 10/15/26	United States	88,883	88,419
	CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,500	158,752
[a]	Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, 5.735%, 7/25/69	United States	107,838	108,143
[a,d]	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD Term SOFR + 1.81%, 6.134%, 7/15/38	United States	121,261	121,230
[a,d]	FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.544%, 11/10/39	United States	100,000	103,182
[a,d]	GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States	85,239	84,567
[d]	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	106,201
[a,d]	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.09%, 6.411%, 3/15/36	United States	18,475	18,479
[a,d]	MIC Trust, Series 2023-MIC, Class A, 8.437%, 12/05/38	United States	100,000	108,925
[a,d]	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 2/25/54	United States	71,288	72,265
[d]	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States	100,000	106,648
[a,d]	PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.154%, 9/17/39	Bermuda	97,562	98,051
[a,d]	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54	United States	89,649	91,107
[a]	SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	163,158	162,805
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	115,433
14	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
		Country			Principal Amount*	Value
	Commercial Mortgage-Backed Securities (continued)
	Verus Securitization Trust,
	[a] Series 2023-4, Class A1, 5.811%, 5/25/68	United States			67,382	$ 67,498
	[a,d] Series 2022-7, Class A3, 5.35%, 7/25/67	United States			88,619	88,255
	[a] Series 2024-4, Class A3, 6.674%, 6/25/69	United States			84,977	85,748
	[a] Series 2024-3, Class A3, 6.845%, 4/25/69	United States			77,677	78,614
	Total Commercial Mortgage-Backed Securities (Cost $2,488,296)					2,566,436

			Expiration Date	Contracts	Notional Amount
	Purchased Options 0.1%
	3 Month SOFR 96.25 Put		12/12/25	4	$ 963,750	2,475
	3 Month SOFR 96.75 Call		6/12/26	16	3,863,400	15,400
	3 Month SOFR 96.375 Call		12/12/25	4	963,750	3,175
	Total Purchased Option (Cost $20,050)					21,050
	Total Investments before Short-Term Investments (Cost $20,344,560)					20,801,124

		Country			Shares
	Short-Term Investments 0.6%

	Money Market Funds 0.6%
[f]	Invesco Government & Agency Portfolio, 3.74%	United States			118,057	118,057
	Total Short-Term Investments (Cost $118,057)					118,057
	Total Investments (Cost $20,462,617) 110.3%					20,919,181
	Other Assets, less Liabilities (10.3)%					(1,957,629)
	Net Assets 100.0%					$ 18,961,552
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $5,412,412, representing 28.5% of net assets.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $684,758, representing 3.6% of net assets.
[c]Security purchased on a when-issued basis. See Note 1(d).
[d]Variable rate security. The rate shown represents the yield at period end.
[e]Non-income producing.
[f]The rate shown is the annualized seven-day effective yield at period end.
franklintempleton.com	Annual Report	15

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
At March 31, 2025, the Fund had the following centrally cleared  interest rate swap contracts outstanding. See  Note 1(c).
Centrally Cleared  Interest Rate Swap Contracts
Description	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	Daily SOFR Compound annually	4.220% annually	1/17/36	$ 261,000	$ (9,056)	$ 0	$ (9,056)
Chicago Mercantile Exchange	Daily SOFR Compound annually	4.060% annually	11/30/31	1,451,000	(29,320)	(14,914)	(14,406)
Chicago Mercantile Exchange	4.100% annually	Daily SOFR Compound annually	1/17/28	1,102,000	11,966	43	11,923
Chicago Mercantile Exchange	Daily SOFR Compound annually	4.060% annually	11/30/31	314,000	(6,228)	(4,648)	(1,580)
							$(13,119)

At March 31, 2025, the Fund had the following centrally cleared credit default swap contracts  outstanding. See  Note 1(c).
Centrally Cleared Credit Default Swap Contracts
Description	Reference Entity	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Contracts to Sell Protection[b,c]
Intercontinental Exchange, Inc.	CDX.NA.IG.S44	1.000%	Quarterly	6/20/30	$ 1,514,000	$ 27,477	$ 29,813	$ (2,336)
Intercontinental Exchange, Inc.	CDX.NA.HY.S44	5.000%	Quarterly	6/20/30	100,000	5,885	5,706	179
								$(2,157)

[a]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments.
No recourse provisions have been entered into in association with the contracts.
[b]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[c]The fund enters contracts to sell protection to create a long credit position.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	4	$ 965,650	3/16/27	$ 4,088
3-Month CME Term SOFR	Long	7	1,686,563	3/17/26	1,319
U.S. Treasury 5 Yr. Note	Long	46	4,975,187	6/30/25	38,237
U.S. Treasury Bond Long	Long	24	2,814,750	6/18/25	34,614
U.S. Treasury Bond Ultra	Long	1	122,250	6/18/25	1,280
U.S. Treasury 10 Yr. Note	Short	10	1,112,188	6/18/25	(11,314)
U.S. Treasury 2 Yr. Note	Short	7	1,450,203	6/30/25	(7,036)
16	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Western Asset Bond ETF (continued)
Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts (continued)
U.S. Treasury Ultra 10 Yr. Note	Short	17	$ 1,940,125	6/18/25	$ (44,186)
Total Futures Contracts					$17,002

*As of year end.
At March 31, 2025, the Fund had the following written options contracts. See  Note 1(c).
Options Written
Description	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
Call Options Written (Exchange Traded)
3 Month SOFR 96.87 Call	12/12/25	$ 96.88	4	$ 963,750	$ 1,700
(Premiums received—$1,792)
Total					$1,700
Put Options Written (Exchange Traded)
3 Month SOFR 95.62 Put	6/13/25	95.63	4	959,200	50
1 Year Mid-Curve SOFR 96.25 Put	12/12/25	96.25	4	965,650	2,500
(Premiums received—$4,383)
Total					$2,550
Total Options Written (Premiums received—$6,175)					$4,250

*Notional amount denominated in U.S. dollars, unless otherwise noted.
See  Note 6 regarding other derivative information.
See Abbreviations on page 30.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 March 31, 2025
Western Asset Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 20,462,617
Value – Unaffiliated issuers	$ 20,919,181
Cash	38,460
Receivables:
Dividends and interest	139,883
Investment securities sold	1,023,621
Variation margin on futures contracts	1,607
Deposits with brokers for:
Futures contracts	140,740
Swap contracts	74,000
Total assets	22,337,492
Liabilities:
Payables:
Investment securities purchased	3,364,705
Management fees	5,570
Variation margin on centrally cleared swap contracts	1,415
Options written, at value (premiums received $6,175)	4,250
Total liabilities	3,375,940
Net assets, at value	$ 18,961,552
Net assets consist of:
Paid-in capital	$ 18,486,858
Total distributable earnings (loss)	474,694
Net assets, at value	$ 18,961,552
Shares outstanding	750,000
Net asset value per share	$25.28
18	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the year ended March 31, 2025
Investment income:
Interest:
Unaffiliated issuers	$ 2,122,305
Total investment income	2,122,305
Expenses:
Management fees (Note 3a)	135,510
Total expenses	135,510
Expenses waived/paid by affiliates	(1,507)
Net expenses	134,003
Net investment income	1,988,302
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	169,278
Written options	41,684
Futures contracts	(169,961)
Swap contracts	33,515
Net realized gain (loss)	74,516
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(386,383)
Written options	732
Futures contracts	(36,494)
Swap contracts	18,062
Net change in unrealized appreciation (depreciation)	(404,083)
Net realized and unrealized gain (loss)	(329,567)
Net increase (decrease) in net assets resulting from operations	$1,658,735
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Western Asset Bond ETF
	Year Ended March 31, 2025	Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,988,302	$ 1,160,518
Net realized gain	74,516	214,897
Net change in unrealized appreciation (depreciation)	(404,083)	864,298
Net increase (decrease) in net assets resulting from operations	1,658,735	2,239,713
Distributions to shareholders (Note 1f)	(2,475,214)	(948,540)
Capital share transactions: (Note 2)	(21,398,916)	39,885,774
Net increase (decrease) in net assets	(22,215,395)	41,176,947
Net assets:
Beginning of period	41,176,947	—
End of period	$ 18,961,552	$ 41,176,947

[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
20	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, ETFs and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4  p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s  net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s  pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

franklintempleton.com	Annual Report	21

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Credit default swap contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.
The Fund entered into Interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.

franklintempleton.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

The Fund entered into purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Written option contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.
A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
See  Note 6 regarding other derivative information.
d.  Securities Purchased on a When-Issued and Delayed Delivery Basis
The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
e.  Income and Deferred Taxes
It is the  Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the  Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, the  Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

24	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
f.  Security Transactions, Investment Income, Expenses and Distributions (continued)

included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Fund based on the ratio of net assets of the Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
franklintempleton.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
	Year Ended March 31, 2025		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,700,001	$ 42,502,642
Shares redeemed	(850,000)	(21,398,916)	(100,001)	(2,616,868)
Net increase (decrease)	(850,000)	$ (21,398,916)	1,600,000	$ 39,885,774

[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
The Fund pays gross effective investment management fees of 0.35% per year on the average daily net assets of the Fund. Under a subadvisory agreement, Western Asset Management Company, LLC provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Other Affiliated Transactions
At March 31, 2025, the shares of Western Asset Bond  ETF is owned by the following investment entity:
Fund	Shares	Percentage of Outstanding Shares[a]
Western Asset Bond ETF
Franklin Resources Inc.	502,000	66.9%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2025, there were no capital  loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. March 31, 2025, the deferred losses were as follows:
Year Ended March 31, 2025
Post October capital losses	$ 93,577
Late-year ordinary losses	$ —
The tax character of distributions paid during the year ended March 31, 2025 and period ended March 31, 2024, were as  follows:
	Year Ended March 31, 2025	Period Ended March 31, 2024
Distributions paid from:
Ordinary income	$ 2,425,299	$ 948,540
Long-term Capital Gain	49,915	—
	$2,475,214	$948,540
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Year Ended March 31, 2025
Cost of investments	$ 20,485,525
Unrealized appreciation	$ 492,365
Unrealized depreciation	(58,709)
Net unrealized appreciation (depreciation)	$ 433,656
Distributable earnings – undistributed ordinary income	$ 134,616
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were  $23,780,688 and $42,450,495, respectively.
There were no In-kind transactions associated with creation and redemptions for the year ended March 31, 2025.
6.  Other Derivative Information
At March 31, 2025, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$ 79,538[a]	Variation margin on futures contracts	$ 62,536[a]
Interest rate contracts	Investments in securities at value	21,050[b]	Investments in securities at value	—
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
6.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Written options	$ —	Written options	$ 4,250
Credit default contracts	Variation margin on centrally cleared swap contracts	179[a]	Variation margin on centrally cleared swap contracts	2,336[a]
Interest rate contracts	Variation margin on centrally cleared swap contracts	11,923[a]	Variation margin on centrally cleared swap contracts	25,042[a]
Totals		$112,690		$94,164
[a]This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
[b]Represents purchased options, at value.
For the year ended March 31, 2025, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ (169,961)	Futures contracts	$ (36,494)
Interest rate contracts	Investments	(35,247)[a]	Investments	3,538[a]
Interest rate contracts	Written options	41,684	Written options	732
Credit default contracts	Swap contracts	10,997	Swap Contracts	(2,627)
Interest rate contracts	Swap contracts	22,518	Swap contracts	20,689
Totals		$(130,009)		$(14,162)
[a]Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
For the year ended March 31, 2025, the average month end notional amount of futures contracts, options and swap contracts were as follows:
Western Asset Bond ETF
Credit default contracts	$ 2,177,077
Interest rate contracts	$ 3,757,385
Futures contracts	$ 20,658,066
Purchased Options	$ 85,115
Written Options	$ 208,846
7.  Fair Value Measurements
The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
7.  Fair Value Measurements (continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Western Asset Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 7,245,428	$ —	$ 7,245,428
Senior Floating Rate Interests	—	59,659	—	59,659
Mortgage-Backed Securities	—	102,160	—	102,160
Foreign Government and Agency Securities	—	183,892	—	183,892
Asset-Backed Securities	—	2,210,328	—	2,210,328
Residential Mortgage-Backed Securities	—	480,856	—	480,856
Commercial Mortgage-Backed Securities	—	2,566,436	—	2,566,436
Equity Investments[b]	4,914	—	—	4,914
Call Options Purchased	18,575	—	—	18,575
Put Options Purchased	2,475	—	—	2,475
U.S. Government & Agency Securities	—	7,926,401	—	7,926,401
Short-Term Investments	118,057	—	—	118,057
Total Investments in Securities	$144,021	$20,775,160	$—	$20,919,181
Other Financial Instruments:
Futures Contracts	$ 79,538	$ —	$ —	$ 79,538
Interest Rate Swap Contracts	—	11,923	—	11,923
Credit Default Swap Contracts	—	179	—	179
Total Other Financial Instruments	$79,538	$12,102	$—	$91,640
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 62,536	$ —	$ —	$ 62,536
Interest Rate Swap Contracts	—	25,042	—	25,042
Put Options Written (Exchange Traded)	2,550	—	—	2,550
Call Options Written (Exchange Traded)	1,700	—	—	1,700
Credit Default Swap Contracts	—	2,336	—	2,336
Total Other Financial Instruments	$66,786	$27,378	$—	$94,164
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common stocks.
8.  Global Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated orunusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit  Facility. During the year ended March 31, 2025, the Fund did not use the Global Credit Facility.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
9.  Operating Segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
10.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Western Asset Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Bond  ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for the year ended March 31, 2025 and for the period September 19, 2023 (commencement of operations) to March 31, 2024, including the related notes, and the financial highlights for the year ended March 31, 2025 and the period September 19, 2023 (commencement of operations) to March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2025 and for the period September 19, 2023 (commencement of operations) to March 31, 2024 and the financial highlights for the year ended March 31, 2025 and the period September 19, 2023 (commencement of operations) to March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
franklintempleton.com	Annual Report	31

Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the period ended March 31, 2025:
	Pursuant to:	Western Asset Bond ETF
Long-Term Capital Gain Dividends	§852(b)(3)(C)	$49,915
Interest-Related Dividends	§871(k)(1)(C)	$1,495,619
Short-Term Capital Gain Dividends	§871(k)(2)(C)	$269,444
Section 163(j) Interest Dividends	§163(j)	$1,836,431
32	Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
franklintempleton.com	Annual Report	33

© 2025 Franklin Templeton Investments. All rights reserved.
WABF-AFSOI 05/25
Martin Currie Sustainable International Equity ETF
Financial Statements and Other Important Information
Annual Report	March 31, 2025

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Martin Currie Sustainable International Equity ETF*
	Year Ended March 31,		Period Ended March 31, 2023†	Year Ended May 31,
	2025	2024		2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.69	$14.41	$13.88	$18.93	$12.72	$11.58
Income from investment operations[a]:
Net investment income[b]	0.08	0.09	—[c]	0.10	0.04	0.02
Net realized and unrealized gains (losses)	(2.59)	1.27	0.59	(4.10)	6.19	1.17
Total from investment operations	(2.51)	1.36	0.59	(4.00)	6.23	1.19
Less distributions from:
Net investment income	(0.08)	(0.08)	(0.05)	—	(—)[c]	(0.05)
Net realized gains	—	—	(0.01)	(1.05)	(0.02)	—
Total distributions	(0.08)	(0.08)	(0.06)	(1.05)	(0.02)	(0.05)
Net asset value, end of period	$13.10	$15.69	$14.41	$13.88	$18.93	$12.72
Total return[d]	(15.93)%	9.44%	4.30%[e]	(22.38)%	49.06%	10.26%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.59%[g]	0.61%[h]	1.07%[i]	1.50%	1.89%	4.61%[j]
Expenses net of waiver and payments by affiliates	0.59%[g]	0.61%[h]	0.73%[i]	0.75%	0.75%	0.75%[j]
Net investment income	0.58%	0.60%	0.03%	0.57%	0.22%	0.14%
Supplemental data
Net assets, end of period (000’s)	$27,068	$33,987	$19,700	$40,848	$20,966	$4,783
Portfolio turnover rate[k]	18.47%[l]	20.90%[l]	26.05%[l]	25.00%	49.00%	37.00%
*Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
†For the period June 1, 2022 through March 31, 2023.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.005 per share.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[f]Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
[g]Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025.
[h]Expense ratios include European Union tax reclaims contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.59% and 0.59%, respectively, for the year ended March 31, 2024.
[i]Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06% and 0.73%, respectively, for the period ended March 31, 2023.
[j]Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.
[k]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[l]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	18.47%	20.90%	26.05%	—	—	—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Martin Currie Sustainable International Equity ETF
		Country	Shares	Value
	Common Stocks 99.2%
	Automobiles 8.2%
	Ferrari NV	Italy	5,274	$ 2,234,355
	Biotechnology 3.6%
	CSL Ltd.	Australia	6,363	988,421
	Building Products 8.3%
	Assa Abloy AB, Class B	Sweden	31,132	929,457
	Kingspan Group PLC	Ireland	16,567	1,326,965
				2,256,422
	Capital Markets 2.9%
	Partners Group Holding AG	Switzerland	560	788,652
	Chemicals 6.0%
	Linde PLC	United States	3,463	1,612,511
	Electrical Equipment 3.0%
	Schneider Electric SE	France	3,530	803,613
	Electronic Equipment, Instruments & Components 2.9%
	Hexagon AB, Class B	Sweden	73,209	777,269
	Financial Services 4.4%
[a,b]	Adyen NV	Netherlands	789	1,198,303
	Health Care Equipment & Supplies 9.1%
	Coloplast AS, Class B	Denmark	7,184	752,236
	ResMed, Inc., CDI	United States	78,024	1,699,778
				2,452,014
	Life Sciences Tools & Services 9.9%
[b]	Mettler-Toledo International, Inc.	United States	1,138	1,343,876
[b]	Oxford Nanopore Technologies PLC	United Kingdom	132,017	174,320
	Sartorius Stedim Biotech	France	5,849	1,152,104
				2,670,300
	Machinery 6.0%
	Atlas Copco AB, Class A	Sweden	101,588	1,612,042
	Personal Care Products 4.0%
	L’Oreal SA	France	2,909	1,077,339
	Pharmaceuticals 3.6%
	Novo Nordisk AS, Class B	Denmark	14,178	964,400
	Semiconductors & Semiconductor Equipment 10.0%
	ASML Holding NV	Netherlands	3,074	2,012,245
	BE Semiconductor Industries NV	Netherlands	6,708	689,963
				2,702,208
	Software 10.5%
	Constellation Software, Inc.	Canada	241	763,124
	Dassault Systemes SE	France	32,870	1,240,586
	Nemetschek SE	Germany	7,356	848,628
				2,852,338
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Franklin Templeton ETF Trust
Schedule of Investments
Martin Currie Sustainable International Equity ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods 6.8%
[b]	Lululemon Athletica, Inc.	United States	1,419	$ 401,662
	Moncler SpA	Italy	23,691	1,448,453
				1,850,115
	Total Common Stocks (Cost $27,843,076)			26,840,302
	Total Investments (Cost $27,843,076) 99.2%			26,840,302
	Other Assets, less Liabilities 0.8%			227,440
	Net Assets 100.0%			$ 27,067,742
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2025, the value of this security was $1,198,303, representing 4.4% of net assets.
[b]Non-income producing.
See Abbreviations on page 13.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 March 31, 2025
Martin Currie Sustainable International Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 27,843,076
Value – Unaffiliated issuers	$ 26,840,302
Cash	145,072
Foreign currency, at value (cost $10)	10
Receivables:
Dividends and interest	62,135
European Union tax reclaims receivable (Note 1d)	46,207
Total assets	27,093,726
Liabilities:
Payables:
European Union tax reclaims contingent fees payable (Note 1d)	11,552
Management fees	14,432
Total liabilities	25,984
Net assets, at value	$ 27,067,742
Net assets consist of:
Paid-in capital	$ 36,472,150
Total distributable earnings (loss)	(9,404,408)
Net assets, at value	$ 27,067,742
Shares outstanding	2,066,807
Net asset value per share	$13.10
4	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the year ended March 31, 2025
Martin Currie Sustainable International Equity ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 354,333
European Union tax reclaims (Note 1d)	3,157
Interest:
Unaffiliated issuers	3,104
Total investment income	360,594
Expenses:
Management fees (Note 3a)	181,889
European Union tax reclaim contingent fees (Note 1d)	789
Total expenses	182,678
Net investment income	177,916
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,955,589)
In-kind redemptions	156,378
Foreign currency transactions	813
Net realized gain (loss)	(1,798,398)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,654,464)
Translation of other assets and liabilities denominated in foreign currencies	1,169
Net change in unrealized appreciation (depreciation)	(3,653,295)
Net realized and unrealized gain (loss)	(5,451,693)
Net increase (decrease) in net assets resulting from operations	$(5,273,777)

[a]Foreign taxes withheld on dividends	$47,931
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	5

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Martin Currie Sustainable International Equity ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 177,916	$ 191,190
Net realized loss	(1,798,398)	(896,880)
Net change in unrealized appreciation (depreciation)	(3,653,295)	3,942,791
Net increase (decrease) in net assets resulting from operations	(5,273,777)	3,237,101
Distributions to shareholders (Note 1e)	(162,010)	(190,339)
Capital share transactions: (Note 2)	(1,483,076)	11,240,030
Net increase (decrease) in net assets	(6,918,863)	14,286,792
Net assets:
Beginning of year	33,986,605	19,699,813
End of year	$ 27,067,742	$ 33,986,605
6	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (ASC 946), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The Martin Currie Sustainable International Equity ETF adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 28, 2022. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022 are those of the predecessor mutual fund.
Prior to the Fund’s listing on October 31, 2022, the net asset value (NAV) performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the  NAV  per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, ETFs and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
c.  Derivative Financial Instruments
During the year ended March 31, 2025, the Fund did not invest in derivative instruments.
d.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on

8	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
d.  Income and Deferred Taxes (continued)

its technical merits. As of March 31, 2025, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
e.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are  issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	100,000	$ 1,312,689	900,000	$ 12,800,723
Shares redeemed	(200,000)	(2,795,765)	(100,000)	(1,560,693)
Net increase (decrease)	(100,000)	$ (1,483,076)	800,000	$ 11,240,030
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Martin Currie Inc. (Subadvisor)	Subadvisor
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Advisers pays Martin Currie for its services. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees of 0.59% per year on the average daily net assets of the Fund.
Under a subadvisory agreement, Martin Currie Inc. provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Other Affiliated Transactions
At March 31, 2025, the shares of Martin Currie Sustainable International Equity ETF were  owned by the following entity:
Fund	Shares	Percentage of Outstanding Shares[a]
Martin Currie Sustainable International Equity ETF
Franklin Resources Inc.	215,000	10.4%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. At March 31, 2025, the capital loss carryforwards were as follows:
Year Ended March 31, 2025
Capital loss carryforwards not subject to expiration:
Long term	$ 4,392,025
Short term	3,853,317
Total capital loss carryforwards	$ 8,245,342
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2025, the deferred losses were as follows:
Year Ended March 31, 2025
Post October capital losses	$ —
Late-year ordinary losses	$ 386
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2025, the following Fund utilized capital loss carryforwards as follows:
Year Ended March 31, 2025
Capital loss carryforwards utilized	$ 4,105
The tax character of distributions paid during the year ended March 31, 2025 and 2024, were as follows:
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 162,010	$ 190,339
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
At  March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Year Ended March 31, 2025
Cost of investments	$ 28,033,971
Unrealized appreciation	$ 2,162,091
Unrealized depreciation	(3,355,760)
Net unrealized appreciation (depreciation)	$ (1,193,669)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were $5,660,526 and $5,634,344, respectively.
In-kind transactions associated with creation and redemptions for the year ended March 31, 2025,  $1,306,770 and $2,780,135, respectively.
6.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Martin Currie Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 26,840,302	$ —	$ —	$ 26,840,302
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common stocks.
7.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
12	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
8.  Operating Segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
9.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
Abbreviations
CDI	Clearing House Electronic Subregister System Depositary Interest
SPA	Standby Purchase Agreement
franklintempleton.com	Annual Report	13

FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Martin Currie Sustainable International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Martin Currie Sustainable International Equity ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2025, the period June 1, 2022 through March 31, 2023 and each of the three years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the two years in the period ended March 31, 2025, the period June 1, 2022 through March 31, 2023 and each of the three years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
14	Annual Report	franklintempleton.com

Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year  ended March 31, 2025:
Pursuant to:
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$187,551
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2025:
Foreign Taxes Paid	$25,541
Foreign Source Income	$182,976
franklintempleton.com	Annual Report	15

Changes In and Disagreements With Accountants	For the period covered in the report

Not applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
16	Annual Report	franklintempleton.com

© 2025 Franklin Templeton Investments. All rights reserved.
MCSE-AFSOI 05/25
Franklin U.S. Equity
Index ETF
Financial Statements and Other Important Information
Annual Report	March 31, 2025

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Equity Index ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$45.88	$35.70	$40.04	$37.65	$26.77
Income from investment operations[a]:
Net investment income[b]	0.63	0.60	0.59	1.05	0.81
Net realized and unrealized gains (losses)	3.09	10.15	(4.10)	2.34	10.97
Total from investment operations	3.72	10.75	(3.51)	3.39	11.78
Less distributions from net investment income	(0.64)	(0.57)	(0.83)	(1.00)	(0.90)
Net asset value, end of year	$48.96	$45.88	$35.70	$40.04	$37.65
Total return[c]	8.10%	30.34%	(8.63)%	9.00%	44.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.03%	0.03%	0.03%	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.03%[d]	0.03%[d]	0.03%[d]	0.35%[d]	0.34%
Net investment income	1.29%	1.51%	1.73%	2.63%	2.45%
Supplemental data
Net assets, end of year (000’s)	$1,226,390	$1,101,166	$681,913	$16,014	$15,059
Portfolio turnover rate[e]	3.37%[f]	3.77%[f]	6.33%[f]	24.13%[f]	31.70%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[f]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	3.37%	3.77%	6.33%	24.13%	31.70%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin U.S. Equity Index ETF
		Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.2%
[a]	MercadoLibre, Inc.	Broadline Retail	1,213	$ 2,366,405
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	7,515	1,062,020
	Jersey 0.0%†
[a]	Aptiv PLC	Automobile Components	6,012	357,714
	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	6,513	1,237,861
[a,b,c]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	3,584	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
	GMK Norilskiy Nickel PAO	Metals & Mining	10,000	—
	Inter RAO UES PJSC	Electric Utilities	53,546	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
	PhosAgro PJSC	Chemicals	73	—
	PhosAgro PJSC	Chemicals	2	—
	Polyus PJSC	Metals & Mining	500	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
	Severstal PAO	Metals & Mining	392	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	8,286	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
	United Co. RUSAL International PJSC	Metals & Mining	1,714	—
				—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	22,545	276,853
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	4,008	887,972
				1,164,825
	United States 99.3%
	3M Co.	Industrial Conglomerates	13,527	1,986,575
	Abbott Laboratories	Health Care Equipment & Supplies	43,587	5,781,816
	AbbVie, Inc.	Biotechnology	44,589	9,342,287
	Accenture PLC, Class A	IT Services	15,531	4,846,293
[a]	Adobe, Inc.	Software	11,022	4,227,268
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	40,581	4,169,292
	AES Corp.	Independent Power Producers & Energy Traders	17,535	217,785
	Aflac, Inc.	Insurance	12,525	1,392,655
	Agilent Technologies, Inc.	Life Sciences Tools & Services	7,014	820,498
	Air Products & Chemicals, Inc.	Chemicals	5,511	1,625,304
[a]	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	10,521	1,256,839
[a]	Akamai Technologies, Inc.	IT Services	4,008	322,644
	Albemarle Corp.	Chemicals	3,006	216,492
	Alexandria Real Estate Equities, Inc.	Health Care REITs	4,008	370,780
[a]	Align Technology, Inc.	Health Care Equipment & Supplies	2,004	318,355
	Allegion PLC	Building Products	2,004	261,442
	Alliant Energy Corp.	Electric Utilities	6,513	419,112
	Allstate Corp.	Insurance	6,513	1,348,647
[a]	Alnylam Pharmaceuticals, Inc.	Biotechnology	3,006	811,680
	Alphabet, Inc., Class A	Interactive Media & Services	146,292	22,622,595
	Alphabet, Inc., Class C	Interactive Media & Services	128,757	20,115,706
	Altria Group, Inc.	Tobacco	42,585	2,555,952
[a]	Amazon.com, Inc.	Broadline Retail	240,480	45,753,725
	Amcor PLC	Containers & Packaging	36,573	354,758
	Ameren Corp.	Multi-Utilities	6,513	653,905
2	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	American Electric Power Co., Inc.	Electric Utilities	13,527	$ 1,478,095
	American Express Co.	Consumer Finance	14,028	3,774,233
	American Financial Group, Inc.	Insurance	2,004	263,205
	American International Group, Inc.	Insurance	15,531	1,350,265
	American Tower Corp.	Specialized REITs	11,523	2,507,405
	American Water Works Co., Inc.	Water Utilities	5,010	739,075
	Ameriprise Financial, Inc.	Capital Markets	2,505	1,212,696
	AMETEK, Inc.	Electrical Equipment	6,012	1,034,906
	Amgen, Inc.	Biotechnology	13,527	4,214,337
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	30,060	1,971,635
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	12,525	2,525,917
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	12,525	254,383
[a]	ANSYS, Inc.	Software	2,004	634,386
	Aon PLC, Class A	Insurance	5,511	2,199,385
	Apollo Global Management, Inc.	Financial Services	10,020	1,372,139
	Apple, Inc.	Technology Hardware, Storage & Peripherals	377,253	83,799,209
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	20,541	2,980,910
[a]	AppLovin Corp., Class A	Software	6,012	1,593,000
	Arch Capital Group Ltd.	Insurance	9,519	915,537
	Archer-Daniels-Midland Co.	Food Products	12,024	577,272
	ARES Management Corp., Class A	Capital Markets	4,509	661,064
[a]	Arista Networks, Inc.	Communications Equipment	25,551	1,979,691
	Arthur J Gallagher & Co.	Insurance	6,012	2,075,583
	AT&T, Inc.	Diversified Telecommunication Services	180,360	5,100,581
[a]	Atlassian Corp., Class A	Software	4,008	850,538
	Atmos Energy Corp.	Gas Utilities	4,008	619,557
[a]	Autodesk, Inc.	Software	5,511	1,442,780
	Automatic Data Processing, Inc.	Professional Services	10,020	3,061,411
[a]	AutoZone, Inc.	Specialty Retail	404	1,540,363
	AvalonBay Communities, Inc.	Residential REITs	3,507	752,672
[a]	Avantor, Inc.	Life Sciences Tools & Services	17,034	276,121
	Avery Dennison Corp.	Containers & Packaging	2,004	356,652
[a]	Axon Enterprise, Inc.	Aerospace & Defense	2,004	1,054,004
	Baker Hughes Co.	Energy Equipment & Services	25,050	1,100,947
	Ball Corp.	Containers & Packaging	7,515	391,306
	Bank of America Corp.	Banks	171,843	7,171,008
	Bank of New York Mellon Corp.	Capital Markets	18,036	1,512,679
	Baxter International, Inc.	Health Care Equipment & Supplies	13,026	445,880
	Becton Dickinson & Co.	Health Care Equipment & Supplies	7,515	1,721,386
	Bentley Systems, Inc., Class B	Software	3,507	137,965
[a]	Berkshire Hathaway, Inc., Class B	Financial Services	45,090	24,014,032
	Best Buy Co., Inc.	Specialty Retail	5,010	368,786
[a]	Biogen, Inc.	Biotechnology	3,507	479,898
[a]	BioMarin Pharmaceutical, Inc.	Biotechnology	4,509	318,741
	Bio-Techne Corp.	Life Sciences Tools & Services	4,008	234,989
	Blackrock, Inc.	Capital Markets	3,507	3,319,305
	Blackstone, Inc.	Capital Markets	18,036	2,521,072
[a]	Block, Inc.	Financial Services	14,028	762,141
[a]	Boeing Co.	Aerospace & Defense	18,537	3,161,485
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	812	3,740,811
	Booz Allen Hamilton Holding Corp.	Professional Services	3,006	314,367
[a]	Boston Scientific Corp.	Health Care Equipment & Supplies	37,074	3,740,025
	Bristol-Myers Squibb Co.	Pharmaceuticals	51,102	3,116,711
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	115,230	19,292,959
	Broadridge Financial Solutions, Inc.	Professional Services	3,006	728,835
	Brown & Brown, Inc.	Insurance	6,012	747,893
	Brown-Forman Corp., Class A	Beverages	1,002	33,537
franklintempleton.com	Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Brown-Forman Corp., Class B	Beverages	7,515	$ 255,059
[a]	Builders FirstSource, Inc.	Building Products	3,006	375,570
	Bunge Global SA	Food Products	3,507	268,005
[a]	Burlington Stores, Inc.	Specialty Retail	1,503	358,210
	BXP, Inc.	Office REITs	4,008	269,298
[a]	Cadence Design Systems, Inc.	Software	7,014	1,783,871
	Camden Property Trust	Residential REITs	2,505	306,362
	Campbell’s Co.	Food Products	5,010	199,999
	Capital One Financial Corp.	Consumer Finance	9,519	1,706,757
	Cardinal Health, Inc.	Health Care Providers & Services	6,012	828,273
	Carlyle Group, Inc.	Capital Markets	5,010	218,386
[a]	CarMax, Inc.	Specialty Retail	4,008	312,303
[a]	Carnival Corp.	Hotels, Restaurants & Leisure	26,052	508,796
	Carrier Global Corp.	Building Products	21,042	1,334,063
[a]	Carvana Co.	Specialty Retail	3,006	628,494
	Caterpillar, Inc.	Machinery	12,024	3,965,515
[a]	CBRE Group, Inc., Class A	Real Estate Management & Development	7,515	982,812
	CDW Corp.	Electronic Equipment, Instruments & Components	3,507	562,032
	Celanese Corp.	Chemicals	2,505	142,209
	Cencora, Inc.	Health Care Providers & Services	4,509	1,253,908
[a]	Centene Corp.	Health Care Providers & Services	12,525	760,393
	CenterPoint Energy, Inc.	Multi-Utilities	16,032	580,839
	CF Industries Holdings, Inc.	Chemicals	4,509	352,378
	Charles Schwab Corp.	Capital Markets	39,579	3,098,244
[a]	Charter Communications, Inc., Class A	Media	2,505	923,168
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,511	1,275,245
	Chevron Corp.	Oil, Gas & Consumable Fuels	41,082	6,872,608
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	34,068	1,710,554
	Chubb Ltd.	Insurance	9,519	2,874,643
	Church & Dwight Co., Inc.	Household Products	6,513	717,016
	Cigna Group	Health Care Providers & Services	7,014	2,307,606
	Cincinnati Financial Corp.	Insurance	4,008	592,062
	Cintas Corp.	Commercial Services & Supplies	8,517	1,750,499
	Cisco Systems, Inc.	Communications Equipment	99,699	6,152,425
	Citigroup, Inc.	Banks	47,595	3,378,769
	Citizens Financial Group, Inc.	Banks	11,523	472,097
	Clorox Co.	Household Products	3,006	442,634
[a]	Cloudflare, Inc., Class A	IT Services	7,515	846,865
	CME Group, Inc.	Capital Markets	9,018	2,392,385
	CMS Energy Corp.	Multi-Utilities	7,515	564,452
	Coca-Cola Co.	Beverages	98,196	7,032,798
	Cognizant Technology Solutions Corp., Class A	IT Services	12,525	958,163
[a]	Coinbase Global, Inc., Class A	Capital Markets	5,010	862,872
	Colgate-Palmolive Co.	Household Products	20,541	1,924,692
	Comcast Corp., Class A	Media	95,691	3,530,998
	Conagra Brands, Inc.	Food Products	12,024	320,680
	ConocoPhillips	Oil, Gas & Consumable Fuels	32,064	3,367,361
	Consolidated Edison, Inc.	Multi-Utilities	8,517	941,895
	Constellation Brands, Inc., Class A	Beverages	4,008	735,548
	Constellation Energy Corp.	Electric Utilities	8,016	1,616,266
[a]	Cooper Cos., Inc.	Health Care Equipment & Supplies	5,010	422,594
[a]	Copart, Inc.	Commercial Services & Supplies	22,044	1,247,470
	Corebridge Financial, Inc.	Financial Services	6,012	189,799
	Corning, Inc.	Electronic Equipment, Instruments & Components	19,539	894,495
[a]	Corpay, Inc.	Financial Services	1,503	524,126
	Corteva, Inc.	Chemicals	17,535	1,103,478
4	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	CoStar Group, Inc.	Real Estate Management & Development	10,020	$ 793,885
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	11,022	10,424,387
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	19,038	550,198
[a]	Coupang, Inc.	Broadline Retail	30,060	659,216
	CRH PLC	Construction Materials	17,034	1,498,481
[a]	Crowdstrike Holdings, Inc., Class A	Software	6,012	2,119,711
	Crown Castle, Inc.	Specialized REITs	11,022	1,148,823
	Crown Holdings, Inc.	Containers & Packaging	3,006	268,316
	CSX Corp.	Ground Transportation	48,096	1,415,465
	Cummins, Inc.	Machinery	3,507	1,099,234
	CVS Health Corp.	Health Care Providers & Services	31,563	2,138,393
	Danaher Corp.	Life Sciences Tools & Services	16,533	3,389,265
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	3,006	624,527
[a]	Datadog, Inc., Class A	Software	7,515	745,563
[a]	Dayforce, Inc.	Professional Services	4,008	233,787
[a]	Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	4,008	448,134
	Deere & Co.	Machinery	6,513	3,056,877
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	8,016	730,658
	Delta Air Lines, Inc.	Passenger Airlines	16,032	698,995
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	16,533	618,334
[a]	Dexcom, Inc.	Health Care Equipment & Supplies	10,020	684,266
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	5,010	800,999
	Digital Realty Trust, Inc.	Specialized REITs	8,517	1,220,401
	Discover Financial Services	Consumer Finance	6,012	1,026,248
[a]	Docusign, Inc.	Software	5,010	407,814
	Dollar General Corp.	Consumer Staples Distribution & Retail	5,511	484,582
[a]	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	5,511	413,711
	Dominion Energy, Inc.	Multi-Utilities	21,042	1,179,825
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	1,002	460,369
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	9,018	1,648,220
	Dover Corp.	Machinery	3,507	616,110
	Dow, Inc.	Chemicals	17,535	612,322
	DR Horton, Inc.	Household Durables	7,515	955,382
	DTE Energy Co.	Multi-Utilities	5,010	692,733
	Duke Energy Corp.	Electric Utilities	19,539	2,383,172
	DuPont de Nemours, Inc.	Chemicals	10,521	785,708
[a]	Dynatrace, Inc.	Software	7,014	330,710
	East West Bancorp, Inc.	Banks	3,507	314,788
	Eastman Chemical Co.	Chemicals	3,006	264,859
	Eaton Corp. PLC	Electrical Equipment	10,020	2,723,737
	eBay, Inc.	Broadline Retail	12,024	814,386
	Ecolab, Inc.	Chemicals	6,513	1,651,176
	Edison International	Electric Utilities	9,519	560,859
[a]	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	15,030	1,089,374
	Electronic Arts, Inc.	Entertainment	6,012	868,854
	Elevance Health, Inc.	Health Care Providers & Services	6,012	2,614,980
	Eli Lilly & Co.	Pharmaceuticals	20,040	16,551,236
	Emerson Electric Co.	Electrical Equipment	14,028	1,538,030
[a]	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,507	217,609
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	4,008	350,620
	Entergy Corp.	Electric Utilities	10,521	899,440
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	14,028	1,798,951
[a]	EPAM Systems, Inc.	IT Services	1,503	253,767
	EQT Corp.	Oil, Gas & Consumable Fuels	14,028	749,516
	Equifax, Inc.	Professional Services	3,006	732,141
	Equinix, Inc.	Specialized REITs	2,505	2,042,452
	Equitable Holdings, Inc.	Financial Services	7,515	391,456
franklintempleton.com	Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Equity LifeStyle Properties, Inc.	Residential REITs	4,509	$ 300,750
	Equity Residential	Residential REITs	8,517	609,647
	Essex Property Trust, Inc.	Residential REITs	1,503	460,775
	Estee Lauder Cos., Inc., Class A	Personal Care Products	6,012	396,792
	Everest Group Ltd.	Insurance	1,002	364,057
	Evergy, Inc.	Electric Utilities	5,511	379,983
	Eversource Energy	Electric Utilities	9,018	560,108
[a]	Exact Sciences Corp.	Biotechnology	4,509	195,195
	Exelon Corp.	Electric Utilities	25,050	1,154,304
	Expedia Group, Inc.	Hotels, Restaurants & Leisure	3,006	505,309
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,507	421,717
	Extra Space Storage, Inc.	Specialized REITs	5,511	818,328
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	109,218	12,989,297
[a]	F5, Inc.	Communications Equipment	1,503	400,204
	FactSet Research Systems, Inc.	Capital Markets	1,002	455,549
[a]	Fair Isaac Corp.	Software	612	1,128,626
	Fastenal Co.	Trading Companies & Distributors	14,529	1,126,724
	FedEx Corp.	Air Freight & Logistics	5,511	1,343,472
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	5,010	802,752
	Fidelity National Financial, Inc.	Insurance	6,513	423,866
	Fidelity National Information Services, Inc.	Financial Services	13,527	1,010,196
	Fifth Third Bancorp	Banks	17,034	667,733
	First Citizens BancShares, Inc., Class A	Banks	268	496,904
[a]	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,505	316,707
	FirstEnergy Corp.	Electric Utilities	12,525	506,261
[a]	Fiserv, Inc.	Financial Services	14,028	3,097,803
[a]	Flex Ltd.	Electronic Equipment, Instruments & Components	9,519	314,889
	Ford Motor Co.	Automobiles	99,198	994,956
[a]	Fortinet, Inc.	Software	16,533	1,591,467
	Fortive Corp.	Machinery	9,018	659,937
	Fox Corp., Class A	Media	6,012	340,279
	Fox Corp., Class B	Media	3,507	184,854
	Franklin Resources, Inc.	Capital Markets	7,014	135,020
	Freeport-McMoRan, Inc.	Metals & Mining	36,072	1,365,686
	Garmin Ltd.	Household Durables	4,008	870,257
[a]	Gartner, Inc.	IT Services	2,004	841,159
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	10,020	808,714
	GE Vernova, Inc.	Electrical Equipment	7,014	2,141,234
	Gen Digital, Inc.	Software	14,529	385,600
	General Dynamics Corp.	Aerospace & Defense	6,012	1,638,751
	General Electric Co.	Aerospace & Defense	27,054	5,414,858
	General Mills, Inc.	Food Products	14,028	838,734
	General Motors Co.	Automobiles	25,050	1,178,101
	Genuine Parts Co.	Distributors	3,507	417,824
	Gilead Sciences, Inc.	Biotechnology	31,062	3,480,497
	Global Payments, Inc.	Financial Services	6,513	637,753
[a]	GoDaddy, Inc., Class A	IT Services	3,507	631,751
	Goldman Sachs Group, Inc.	Capital Markets	8,016	4,379,061
	Halliburton Co.	Energy Equipment & Services	22,044	559,256
	Hartford Insurance Group, Inc.	Insurance	7,014	867,842
	HCA Healthcare, Inc.	Health Care Providers & Services	4,509	1,558,085
	Healthpeak Properties, Inc.	Health Care REITs	18,036	364,688
	HEICO Corp.	Aerospace & Defense	1,002	267,724
	HEICO Corp., Class A	Aerospace & Defense	2,004	422,784
	Hershey Co.	Food Products	3,507	599,802
	Hess Corp.	Oil, Gas & Consumable Fuels	7,014	1,120,346
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	32,565	502,478
6	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	6,012	$ 1,368,031
[a]	Hologic, Inc.	Health Care Equipment & Supplies	6,012	371,361
	Home Depot, Inc.	Specialty Retail	25,050	9,180,574
	Honeywell International, Inc.	Industrial Conglomerates	16,533	3,500,863
	Hormel Foods Corp.	Food Products	7,515	232,514
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	16,533	234,934
	Howmet Aerospace, Inc.	Aerospace & Defense	10,020	1,299,895
	HP, Inc.	Technology Hardware, Storage & Peripherals	24,048	665,889
	Hubbell, Inc., Class B	Electrical Equipment	1,503	497,358
[a]	HubSpot, Inc.	Software	1,503	858,649
	Humana, Inc.	Health Care Providers & Services	3,006	795,388
	Huntington Bancshares, Inc.	Banks	35,070	526,401
	IDEX Corp.	Machinery	2,004	362,664
[a]	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	2,004	841,580
	Illinois Tool Works, Inc.	Machinery	7,515	1,863,795
[a]	Illumina, Inc.	Life Sciences Tools & Services	4,008	317,995
[a]	Incyte Corp.	Biotechnology	4,008	242,684
	Ingersoll Rand, Inc.	Machinery	10,020	801,901
[a]	Insulet Corp.	Health Care Equipment & Supplies	2,004	526,270
	Intel Corp.	Semiconductors & Semiconductor Equipment	107,715	2,446,208
	Intercontinental Exchange, Inc.	Capital Markets	14,529	2,506,252
	International Business Machines Corp.	IT Services	23,046	5,730,618
	International Flavors & Fragrances, Inc.	Chemicals	6,513	505,474
	International Paper Co.	Containers & Packaging	13,026	694,937
	Interpublic Group of Cos., Inc.	Media	9,519	258,536
	Intuit, Inc.	Software	7,014	4,306,526
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	9,018	4,466,345
	Invitation Homes, Inc.	Residential REITs	14,529	506,336
[a]	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,008	706,610
	Iron Mountain, Inc.	Specialized REITs	7,515	646,591
	J.M. Smucker Co.	Food Products	3,006	355,940
	Jack Henry & Associates, Inc.	Financial Services	2,004	365,930
	Jacobs Solutions, Inc.	Professional Services	3,006	363,395
	JB Hunt Transport Services, Inc.	Ground Transportation	2,004	296,492
	Johnson & Johnson	Pharmaceuticals	60,621	10,053,387
	Johnson Controls International PLC	Building Products	16,533	1,324,459
	JPMorgan Chase & Co.	Banks	70,140	17,205,342
	Juniper Networks, Inc.	Communications Equipment	8,016	290,099
	Kellanova	Food Products	6,513	537,257
	Kenvue, Inc.	Personal Care Products	43,587	1,045,216
	Keurig Dr. Pepper, Inc.	Beverages	27,555	942,932
	KeyCorp	Banks	23,547	376,517
[a]	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,509	675,313
	Kimberly-Clark Corp.	Household Products	8,517	1,211,288
	Kimco Realty Corp.	Retail REITs	17,034	361,802
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	49,098	1,400,766
	KKR & Co., Inc.	Capital Markets	16,533	1,911,380
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,507	2,384,059
	Kraft Heinz Co.	Food Products	22,044	670,799
	Kroger Co.	Consumer Staples Distribution & Retail	17,034	1,153,031
	L3Harris Technologies, Inc.	Aerospace & Defense	4,509	943,779
	Labcorp Holdings, Inc.	Health Care Providers & Services	2,004	466,411
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	32,064	2,331,053
	Lamb Weston Holdings, Inc.	Food Products	3,507	186,923
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	9,519	367,719
	Leidos Holdings, Inc.	Professional Services	3,507	473,235
	Lennar Corp., Class A	Household Durables	6,012	690,057
franklintempleton.com	Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Lennox International, Inc.	Building Products	1,002	$ 561,952
[a]	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	501	40,816
[a]	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	5,511	496,045
	Linde PLC	Chemicals	12,024	5,598,855
	Lineage, Inc.	Industrial REITs	2,004	117,495
[a]	Live Nation Entertainment, Inc.	Entertainment	3,507	457,944
	Lockheed Martin Corp.	Aerospace & Defense	5,511	2,461,819
	Loews Corp.	Insurance	4,509	414,422
	Lowe’s Cos., Inc.	Specialty Retail	14,028	3,271,750
	LPL Financial Holdings, Inc.	Capital Markets	2,004	655,589
[a]	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,505	709,065
	LyondellBasell Industries NV, Class A	Chemicals	6,513	458,515
	M&T Bank Corp.	Banks	4,008	716,430
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,016	1,167,851
[a]	Markel Group, Inc.	Insurance	308	575,840
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,511	1,312,720
	Marsh & McLennan Cos., Inc.	Insurance	12,525	3,056,476
	Martin Marietta Materials, Inc.	Construction Materials	1,503	718,629
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	21,543	1,326,403
	Masco Corp.	Building Products	5,511	383,235
	Mastercard, Inc., Class A	Financial Services	20,541	11,258,933
	McCormick & Co., Inc.	Food Products	6,513	536,085
	McDonald’s Corp.	Hotels, Restaurants & Leisure	18,036	5,633,905
	McKesson Corp.	Health Care Providers & Services	3,006	2,023,008
	Medtronic PLC	Health Care Equipment & Supplies	32,064	2,881,271
	Merck & Co., Inc.	Pharmaceuticals	63,627	5,711,160
	Meta Platforms, Inc., Class A	Interactive Media & Services	55,110	31,763,200
	MetLife, Inc.	Insurance	14,529	1,166,533
[a]	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	501	591,636
[a]	MGM Resorts International	Hotels, Restaurants & Leisure	5,511	163,346
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	13,527	654,842
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	27,555	2,394,254
	Microsoft Corp.	Software	186,873	70,150,255
[a]	MicroStrategy, Inc., Class A	Software	6,012	1,733,079
	Mid-America Apartment Communities, Inc.	Residential REITs	3,006	503,745
[a]	Moderna, Inc.	Biotechnology	8,517	241,457
[a]	Molina Healthcare, Inc.	Health Care Providers & Services	1,503	495,073
	Molson Coors Beverage Co., Class B	Beverages	4,509	274,463
	Mondelez International, Inc., Class A	Food Products	33,567	2,277,521
[a]	MongoDB, Inc.	IT Services	2,004	351,502
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1,002	581,140
[a]	Monster Beverage Corp.	Beverages	17,535	1,026,148
	Moody’s Corp.	Capital Markets	4,008	1,866,486
	Morgan Stanley	Capital Markets	31,062	3,624,004
	Motorola Solutions, Inc.	Communications Equipment	4,008	1,754,742
	MSCI, Inc.	Capital Markets	2,004	1,133,262
	Nasdaq, Inc.	Capital Markets	9,519	722,111
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	5,010	440,078
[a]	Netflix, Inc.	Entertainment	10,721	9,997,654
[a]	Neurocrine Biosciences, Inc.	Biotechnology	2,505	277,053
	Newmont Corp.	Metals & Mining	28,557	1,378,732
	News Corp., Class A	Media	9,519	259,107
	News Corp., Class B	Media	2,505	76,077
	NextEra Energy, Inc.	Electric Utilities	51,603	3,658,137
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	29,559	1,876,405
8	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	NiSource, Inc.	Multi-Utilities	11,523	$ 461,957
	Norfolk Southern Corp.	Ground Transportation	5,511	1,305,280
	Northern Trust Corp.	Capital Markets	5,010	494,237
	Northrop Grumman Corp.	Aerospace & Defense	3,507	1,795,619
	NRG Energy, Inc.	Electric Utilities	5,010	478,255
	Nucor Corp.	Metals & Mining	6,012	723,484
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	593,184	64,289,282
[a]	NVR, Inc.	Household Durables	66	478,130
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	17,034	840,798
[a]	Okta, Inc.	IT Services	4,008	421,722
	Old Dominion Freight Line, Inc.	Ground Transportation	4,509	746,014
	Omnicom Group, Inc.	Media	5,010	415,379
[a]	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	11,022	448,485
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	14,529	1,441,567
	Oracle Corp.	Software	40,581	5,673,630
[a]	O’Reilly Automotive, Inc.	Specialty Retail	1,503	2,153,168
	Otis Worldwide Corp.	Machinery	10,020	1,034,064
	Owens Corning	Building Products	2,004	286,211
	PACCAR, Inc.	Machinery	13,026	1,268,342
	Packaging Corp. of America	Containers & Packaging	2,505	496,040
[a]	Palantir Technologies, Inc., Class A	Software	54,108	4,566,715
[a]	Palo Alto Networks, Inc.	Software	16,533	2,821,191
	Parker-Hannifin Corp.	Machinery	3,006	1,827,197
	Paychex, Inc.	Professional Services	8,016	1,236,708
	Paycom Software, Inc.	Professional Services	1,503	328,375
[a]	PayPal Holdings, Inc.	Financial Services	25,050	1,634,512
	Pentair PLC	Machinery	4,008	350,620
	PepsiCo, Inc.	Beverages	34,569	5,183,276
	Pfizer, Inc.	Pharmaceuticals	142,284	3,605,477
	PG&E Corp.	Electric Utilities	53,607	920,968
	Philip Morris International, Inc.	Tobacco	39,078	6,202,851
	Phillips 66	Oil, Gas & Consumable Fuels	10,521	1,299,133
[a]	Pinterest, Inc., Class A	Interactive Media & Services	15,030	465,930
	PNC Financial Services Group, Inc.	Banks	10,020	1,761,215
	Pool Corp.	Distributors	1,002	318,987
	PPG Industries, Inc.	Chemicals	6,012	657,412
	PPL Corp.	Electric Utilities	18,537	669,371
	Principal Financial Group, Inc.	Insurance	6,012	507,232
	Procter & Gamble Co.	Household Products	59,118	10,074,890
	Progressive Corp.	Insurance	14,529	4,111,852
	Prologis, Inc.	Industrial REITs	23,046	2,576,312
	Prudential Financial, Inc.	Insurance	9,018	1,007,130
[a]	PTC, Inc.	Software	3,006	465,780
	Public Service Enterprise Group, Inc.	Multi-Utilities	12,525	1,030,807
	Public Storage	Specialized REITs	4,008	1,199,554
	PulteGroup, Inc.	Household Durables	5,010	515,028
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	28,056	4,309,682
	Quanta Services, Inc.	Construction & Engineering	3,507	891,409
	Quest Diagnostics, Inc.	Health Care Providers & Services	3,006	508,615
	Raymond James Financial, Inc.	Capital Markets	4,509	626,345
	Realty Income Corp.	Retail REITs	22,044	1,278,772
	Regency Centers Corp.	Retail REITs	4,008	295,630
	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,505	1,588,746
	Regions Financial Corp.	Banks	23,046	500,790
	Reinsurance Group of America, Inc.	Insurance	1,503	295,941
	Republic Services, Inc.	Commercial Services & Supplies	5,010	1,213,222
	ResMed, Inc.	Health Care Equipment & Supplies	3,507	785,042
franklintempleton.com	Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Revvity, Inc.	Life Sciences Tools & Services	3,006	$ 318,035
[a]	ROBLOX Corp., Class A	Entertainment	14,028	817,692
	Rockwell Automation, Inc.	Electrical Equipment	3,006	776,690
	Rollins, Inc.	Commercial Services & Supplies	7,515	406,035
	Roper Technologies, Inc.	Software	2,505	1,476,898
	Ross Stores, Inc.	Specialty Retail	8,016	1,024,365
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	6,012	1,235,105
	Royalty Pharma PLC, Class A	Pharmaceuticals	10,020	311,923
	RTX Corp.	Aerospace & Defense	33,066	4,379,922
	S&P Global, Inc.	Capital Markets	8,016	4,072,930
	Salesforce, Inc.	Software	23,046	6,184,625
	SBA Communications Corp.	Specialized REITs	2,505	551,125
	Schlumberger NV	Energy Equipment & Services	35,571	1,486,868
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	5,010	425,600
	Sempra	Multi-Utilities	15,531	1,108,292
[a]	ServiceNow, Inc.	Software	5,010	3,988,661
	Sherwin-Williams Co.	Chemicals	5,511	1,924,386
	Simon Property Group, Inc.	Retail REITs	7,515	1,248,091
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	4,008	259,037
	Smurfit WestRock PLC	Containers & Packaging	12,525	564,377
[a]	Snap, Inc., Class A	Interactive Media & Services	27,054	235,640
	Snap-on, Inc.	Machinery	1,503	506,526
[a]	Snowflake, Inc., Class A	IT Services	8,016	1,171,619
	Southern Co.	Electric Utilities	27,555	2,533,682
	Southern Copper Corp.	Metals & Mining	2,017	188,509
	Southwest Airlines Co.	Passenger Airlines	15,030	504,707
	SS&C Technologies Holdings, Inc.	Professional Services	5,511	460,334
	Stanley Black & Decker, Inc.	Machinery	4,008	308,135
	Starbucks Corp.	Hotels, Restaurants & Leisure	28,557	2,801,156
	State Street Corp.	Capital Markets	7,515	672,818
	Steel Dynamics, Inc.	Metals & Mining	3,507	438,656
	STERIS PLC	Health Care Equipment & Supplies	2,505	567,758
	Stryker Corp.	Health Care Equipment & Supplies	9,018	3,356,950
	Sun Communities, Inc.	Residential REITs	3,006	386,692
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	12,525	428,856
	Synchrony Financial	Consumer Finance	9,519	503,936
[a]	Synopsys, Inc.	Software	4,008	1,718,831
	Sysco Corp.	Consumer Staples Distribution & Retail	12,525	939,876
	T. Rowe Price Group, Inc.	Capital Markets	5,511	506,296
[a]	Take-Two Interactive Software, Inc.	Entertainment	4,008	830,658
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,511	1,104,790
	Target Corp.	Consumer Staples Distribution & Retail	11,523	1,202,540
[a]	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	1,002	498,705
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	4,008	331,061
[a]	Tesla, Inc.	Automobiles	70,140	18,177,482
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	23,046	4,141,366
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	501	663,820
	Textron, Inc.	Aerospace & Defense	5,010	361,973
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	9,519	4,736,654
	TJX Cos., Inc.	Specialty Retail	28,056	3,417,221
	T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,523	3,073,299
	Tractor Supply Co.	Specialty Retail	13,527	745,338
[a]	Trade Desk, Inc., Class A	Media	11,523	630,539
	Trane Technologies PLC	Building Products	5,511	1,856,766
	TransDigm Group, Inc.	Aerospace & Defense	1,503	2,079,085
	TransUnion	Professional Services	5,010	415,780
	Travelers Cos., Inc.	Insurance	5,511	1,457,439
10	Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	Trimble, Inc.	Electronic Equipment, Instruments & Components	6,012	$ 394,688
	Truist Financial Corp.	Banks	33,567	1,381,282
[a]	Twilio, Inc., Class A	IT Services	3,507	343,370
[a]	Tyler Technologies, Inc.	Software	1,002	582,553
	Tyson Foods, Inc., Class A	Food Products	7,014	447,563
	U.S. Bancorp	Banks	39,078	1,649,873
[a]	Uber Technologies, Inc.	Ground Transportation	52,605	3,832,800
	UDR, Inc.	Residential REITs	7,515	339,453
[a]	Ulta Beauty, Inc.	Specialty Retail	1,002	367,273
	Union Pacific Corp.	Ground Transportation	15,030	3,550,687
[a]	United Airlines Holdings, Inc.	Passenger Airlines	8,016	553,505
	United Parcel Service, Inc., Class B	Air Freight & Logistics	18,537	2,038,885
	United Rentals, Inc.	Trading Companies & Distributors	1,503	941,930
	UnitedHealth Group, Inc.	Health Care Providers & Services	23,046	12,070,342
	Universal Health Services, Inc., Class B	Health Care Providers & Services	1,503	282,414
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	8,016	1,058,673
[a]	Veeva Systems, Inc., Class A	Health Care Technology	3,507	812,326
	Ventas, Inc.	Health Care REITs	10,521	723,424
	Veralto Corp.	Commercial Services & Supplies	6,012	585,869
[a]	VeriSign, Inc.	IT Services	2,004	508,755
	Verisk Analytics, Inc.	Professional Services	3,507	1,043,753
	Verizon Communications, Inc.	Diversified Telecommunication Services	105,711	4,795,051
[a]	Vertex Pharmaceuticals, Inc.	Biotechnology	6,513	3,157,633
	Vertiv Holdings Co., Class A	Electrical Equipment	9,018	651,100
	Viatris, Inc.	Pharmaceuticals	30,060	261,823
	VICI Properties, Inc.	Specialized REITs	26,553	866,159
	Visa, Inc., Class A	Financial Services	43,086	15,099,920
	Vistra Corp.	Independent Power Producers & Energy Traders	8,517	1,000,236
	Vulcan Materials Co.	Construction Materials	3,507	818,183
	W.R. Berkley Corp.	Insurance	7,515	534,767
	Walmart, Inc.	Consumer Staples Distribution & Retail	108,717	9,544,265
	Walt Disney Co.	Entertainment	45,591	4,499,832
[a]	Warner Bros Discovery, Inc.	Entertainment	56,613	607,457
	Waste Management, Inc.	Commercial Services & Supplies	9,018	2,087,757
[a]	Waters Corp.	Life Sciences Tools & Services	1,503	553,961
	Watsco, Inc.	Trading Companies & Distributors	1,002	509,317
	WEC Energy Group, Inc.	Multi-Utilities	8,016	873,584
	Wells Fargo & Co.	Banks	82,665	5,934,520
	Welltower, Inc.	Health Care REITs	15,531	2,379,505
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	2,004	448,656
[a]	Western Digital Corp.	Technology Hardware, Storage & Peripherals	8,517	344,342
	Westinghouse Air Brake Technologies Corp.	Machinery	4,509	817,707
	Westlake Corp.	Chemicals	1,002	100,230
	Weyerhaeuser Co.	Specialized REITs	18,036	528,094
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	30,561	1,826,325
	Willis Towers Watson PLC	Insurance	2,505	846,565
[a]	Workday, Inc., Class A	Software	5,511	1,286,984
	WP Carey, Inc.	Diversified REITs	5,511	347,799
	WW Grainger, Inc.	Trading Companies & Distributors	1,002	989,806
	Xcel Energy, Inc.	Electric Utilities	14,529	1,028,508
	Xylem, Inc.	Machinery	6,012	718,194
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	7,014	1,103,723
[a]	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,503	424,688
[a]	Zillow Group, Inc., Class A	Real Estate Management & Development	1,503	100,491
[a]	Zillow Group, Inc., Class C	Real Estate Management & Development	4,008	274,788
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	5,010	567,032
	Zoetis, Inc.	Pharmaceuticals	11,523	1,897,262
franklintempleton.com	Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	Zoom Communications, Inc., Class A	Software	6,012	$ 443,505
[a]	Zscaler, Inc.	Software	2,505	497,042
				1,217,879,482
	Total Common Stocks (Cost $982,168,929)			1,224,068,307
	Preferred Stock 0.0%
	Russia 0.0%
[a,b,c]	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	10,688	—
	Total Preferred Stocks (Cost $6,128)			—
	Total Investments before Short-Term Investments (Cost $982,175,057)			1,224,068,307
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	Money Market Funds	1,318,013	1,318,013
	Total Short-Term Investments (Cost $1,318,013)			1,318,013
	Total Investments (Cost $983,493,070) 99.9%			1,225,386,320
	Other Assets, less Liabilities 0.1%			1,003,362
	Net Assets 100.0%			$ 1,226,389,682
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At March 31, 2025, the Fund had the following futures contracts outstanding. See  Note 1(c).
 Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	5	$ 1,413,313	6/20/25	$ 18,676

*As of year end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 24.
12	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 March 31, 2025
Franklin U.S. Equity Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 982,175,057
Cost – Non-controlled affiliates (Note 3c)	1,318,013
Value – Unaffiliated issuers	$ 1,224,068,307
Value – Non-controlled affiliates (Note 3c)	1,318,013
Foreign currency, at value (cost $2,973)	2,963
Receivables:
Capital shares sold	46,509,655
Dividends and interest	668,430
Variation margin on futures contracts	7,596
Deposits with brokers for:
Futures contracts	78,394
Total assets	1,272,653,358
Liabilities:
Payables:
Investment securities purchased	46,226,255
Management fees	30,457
Due to Custodian	6,964
Total liabilities	46,263,676
Net assets, at value	$ 1,226,389,682
Net assets consist of:
Paid-in capital	$ 993,874,283
Total distributable earnings (loss)	232,515,399
Net assets, at value	$ 1,226,389,682
Shares outstanding	25,050,000
Net asset value per share	$48.96
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	13

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the year ended March 31, 2025
Franklin U.S. Equity Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 15,176,108
Non-Controlled affiliates (Note 3c)	73,517
Interest:
Unaffiliated issuers	3,305
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	9,208
Non-Controlled affiliates (Note 3c)	2,499
Total investment income	15,264,637
Expenses:
Management fees (Note 3a)	348,040
Total expenses	348,040
Expenses waived/paid by affiliates (Note 3c)	(619)
Net expenses	347,421
Net investment income	14,917,216
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(7,554,807)
In-kind redemptions	62,213,536
Foreign currency transactions	130
Futures contracts	113,752
Net realized gain (loss)	54,772,611
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	13,432,086
Translation of other assets and liabilities denominated in foreign currencies	(15)
Futures contracts	(18,069)
Net change in unrealized appreciation (depreciation)	13,414,002
Net realized and unrealized gain (loss)	68,186,613
Net increase (decrease) in net assets resulting from operations	$83,103,829

[a]Foreign taxes withheld on dividends	$3,733
14	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Franklin U.S. Equity Index ETF
	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 14,917,216	$ 13,236,120
Net realized gain	54,772,611	26,887,063
Net change in unrealized appreciation (depreciation)	13,414,002	207,357,740
Net increase (decrease) in net assets resulting from operations	83,103,829	247,480,923
Distributions to shareholders (Note 1f)	(15,125,452)	(12,897,623)
Capital share transactions: (Note 2)	57,244,887	184,670,434
Net increase (decrease) in net assets	125,223,264	419,253,734
Net assets:
Beginning of year	1,101,166,418	681,912,684
End of year	$ 1,226,389,682	$ 1,101,166,418
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, ETFs and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4  p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual fund are valued at the closing  NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2025. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day

16	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.
See  Note 7 regarding other derivative information.
d.  Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other fund and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
At March 31, 2025, the Fund had no securities on loan.
e.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The  Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025,  Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as

18	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
f.  Security Transactions, Investment Income, Expenses and Distributions (continued)

soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are  issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
2.  Shares of Beneficial Interest (continued)
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	4,450,000	$ 224,011,018	7,300,000	$ 283,808,492
Shares redeemed	(3,400,000)	(166,766,131)	(2,400,000)	(99,138,058)
Net increase (decrease)	1,050,000	$ 57,244,887	4,900,000	$ 184,670,434
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees of 0.03% per year on the average daily net assets of the Fund.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year  ended March 31, 2025, investments in affiliated management investment companies were as follows:
	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$1,132,943	$25,137,899	$(24,952,829)	$—	$—	$1,318,013	1,318,013	$73,517
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.05%	$93,105	$2,063,065	$(2,156,170)	$—	$—	$—	—	$2,499
Total Affiliated Securities	$1,226,048	$27,200,964	$(27,108,999)	$—	$—	$1,318,013	1,318,013	$76,016
d.  Other Affiliated Transactions
At March 31, 2025, the shares of  Franklin U.S. Equity Index ETF were owned by the following entities:
Fund	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Equity Index ETF
Franklin Growth Allocation Fund	2,786,525	11.1%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2025, the capital loss carryforwards were as follows:
Year Ended March 31, 2025
Capital loss carryforwards not subject to expiration:
Long term	$ 6,002,010
Short term	4,191,108
Total capital loss carryforwards	$ 10,193,118
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
The tax character of distributions paid during the year ended March 31, 2025  and 2024, were as follows:
	Year Ended March 31, 2025	Year Ended March 31, 2024
Distributions paid from Ordinary income	$ 15,125,452	$ 12,897,623
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Year Ended March 31, 2025
Cost of investments	$ 983,710,712
Unrealized appreciation	$ 275,439,337
Unrealized depreciation	(33,763,729)
Net unrealized appreciation (depreciation)	$ 241,675,608
Distributable earnings – undistributed ordinary income	$ 1,032,721
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2025, were  $39,612,450 and $39,147,207, respectively.
In-kind transactions associated with creation and redemptions for the year ended March 31, 2025, $222,331,369 and $165,459,999, respectively.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
6.  Concentration of Risk (continued)
such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at March 31, 2025.
7.  Other Derivative Information
At March 31, 2025, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Variation margin on futures contracts	$ 18,676[a]	Variation margin on futures contracts	$ —
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the year ended March 31, 2025, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 113,752	Futures contracts	$ (18,069)
For the period ended March 31, 2025, the average month end notional amount of futures contracts was $1,078,033.
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
8.  Fair Value Measurements (continued)
A summary of inputs used as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,224,068,307	$ —	$ —[c]	$ 1,224,068,307
Short-Term Investments	1,318,013	—	—	1,318,013
Total Investments in Securities	$1,225,386,320	$—	$—	$1,225,386,320
Other Financial Instruments:
Futures Contracts	$ 18,676	$ —	$ —	$ 18,676
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common and preferred stocks.
[c]Includes financial instruments determined to have no value.
9.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
10.  Operating Segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
Abbreviations
REIT	Real Estate Investment Trust
SBA	Small Business Administration
24	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin U.S. Equity Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Equity Index ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
franklintempleton.com	Annual Report	25

Tax information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.
The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year  ended March 31, 2025:
	Pursuant to:	Franklin U.S. Equity Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$13,784,931
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$14,330,767
26	Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
franklintempleton.com	Annual Report	27

© 2025 Franklin Templeton Investments. All rights reserved.
USPX-AFSOI 05/25
Franklin FTSE
Russia ETF
Financial Statements and Other Important Information
Annual Report	March 31, 2025

Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Russia ETF
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$0.01[a]	$0.01[a]	$—[b]	$26.98	$18.91
Income from investment operations[c]:
Net investment income[d]	—	—[b]	—[b]	1.68	1.41
Net realized and unrealized gains (losses)	—	—[b]	0.01[a]	(27.28)	8.34
Total from investment operations	—	—[b]	0.01[a]	(25.60)	9.75
Less distributions from net investment income	—	—	—	(1.38)	(1.68)
Net asset value, end of year	$0.01[a]	$0.01[a]	$0.01[a]	$—[b]	$26.98
Total return[e]	1.65%[f]	1.52%[g]	73.56%[h]	(100.00)%	52.27%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	—%	—%	—%	0.19%	0.19%[i]
Net investment income	1.52%	1.52%	49.38%[j]	6.19%	6.02%
Supplemental data
Net assets, end of year (000’s)	$5	$5	$5	$3	$10,794
Portfolio turnover rate[k]	—%[l]	—%[l]	—%[l]	20.45%[l]	18.82%[l]
[a]Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
[b]Amount rounds to less than $0.005 per share.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005946 as of March 31, 2024 to $0.006044 as of March 31, 2025.
[g]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005946 as of March 31, 2024.
[h]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.
[i]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[j]47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.
[k]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).
[l]Portfolio turnover rate excluding cash in lieu related to in-kind transactions was as follows:	—	—	—	20.45%	18.82%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, March 31, 2025
Franklin FTSE Russia ETF
		Industry	Shares	Value
	Common Stocks 0.0%
[a,b,c]	Russia 0.0%
	Aeroflot PJSC	Passenger Airlines	174,496	$ —
	Alrosa PJSC	Metals & Mining	361,232	—
	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co-Rosseti PJSC	Electric Utilities	80,095,477	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	GMK Norilskiy Nickel PAO	Metals & Mining	288,800	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	35,040	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
	Segezha Group PJSC	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	177,271	—
	Total Common Stocks (Cost $21,363,101)			—
	Preferred Stocks 0.0%
[a,b,c]	Russia 0.0%
	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	682,080	—
	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	27,600	—
	Total Preferred Stocks (Cost $1,113,686)			—
	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,835
	Net Assets 100.0%			$ 4,835
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.

2	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 March 31, 2025
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 22,476,787
Value – Unaffiliated issuers	$ —
Cash	4,753
Receivables:
Affiliates	82
Total assets	4,835
Liabilities:
Total liabilities	—
Net assets, at value	$ 4,835
Net assets consist of:
Paid-in capital	$ 23,214,795
Total distributable earnings (loss)	(23,209,960)
Net assets, at value	$ 4,835
Shares outstanding	800,000
Net asset value per share	$0.01[a]

[a]Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the year ended March 31, 2025
Investment income:
Interest:
Unaffiliated issuers	$ 72
Total investment income	72
Expenses:
Management fees (Note 3a)	9
Total expenses	9
Expenses waived/paid by affiliates (Note 3a)	(9)
Net investment income	72
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments:
Net change in unrealized appreciation (depreciation)	—
Net realized and unrealized gain (loss)	—
Net increase (decrease) in net assets resulting from operations	$72
4	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net assets

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 72	$ 72
Net increase (decrease) in net assets resulting from operations	72	72
Net increase (decrease) in net assets	72	72
Net assets:
Beginning of year	4,763	4,691
End of year	$ 4,835	$ 4,763
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	5

Franklin Templeton ETF Trust
Financial Statements
Statement of Cash Flows
 for the year ended March 31, 2025
Franklin FTSE Russia ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$ 72
Decrease in other assets	82
Net cash provided by operating activities	154
Cash Flows from Financing Activities
Net change in cash	154
Cash at beginning of year	4,599
Cash at end of year	$4,753

6	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The Fund seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance  policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board  has designated the Fund’s investment manager as the valuation designee and has  responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.   In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
b.  Foreign Currency Translation (continued)

against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
During the year ended March 31, 2025, the Fund did not invest in derivative instruments.
d.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income tax is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, the  Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
e.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the

8	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
1.  Organization and Significant Accounting Policies (continued)
e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca halted trading of the Fund. On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining  shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
3.  Transactions with Affiliates (continued)
Subsidiary	Affiliation
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2025, the capital loss carryforwards were as follows:
Year Ended March 31, 2025
Capital loss carryforwards not subject to expiration:
Long term	$ 313,328
Short term	235,236
Total capital loss carryforwards	$ 548,564
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Year Ended March 31, 2025
Cost of investments	$ 22,661,468
Unrealized appreciation	$ —
Unrealized depreciation	(22,661,468)
Net unrealized appreciation (depreciation)	$ (22,661,468)
Distributable earnings – undistributed ordinary income	$ 72
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
4.  Income Taxes (continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to wash sales.
5.  Investment Transactions
There were no purchases and sales of investments for the year ended March 31, 2025.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.
At March 31, 2025, the Franklin FTSE Russia ETF had 100% of its security holdings invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at March 31, 2025.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
7.  Plan of Liquidation
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 as of March 31, 2025, such securities continue to be fair valued at $0). Accordingly, as of   March 31, 2025, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and USD cash.
On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Additionally, the Fund’s underlying index was discontinued effective February 28, 2024. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.
The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.
8.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ —	$ —	$ —[c]	$ —
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common and preferred stocks.
[c]Includes financial instruments determined to have no value.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS
9.  New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No.2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax  disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15,2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
10.  Operating Segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these financial statements and determined that no events have occurred that require disclosure.
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FRANKLIN TEMPLETON ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Russia ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin FTSE Russia ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statements of operations and cash flows for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 7 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Fund, and management is in the process of executing its liquidation plan.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
14	Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
franklintempleton.com	Annual Report	15

© 2025 Franklin Templeton Investments. All rights reserved.
FLRU-AFSOI 05/25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025